UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21864

                                WisdomTree Trust
               (Exact name of registrant as specified in charter)

                           48 Wall Street, 11th Floor
                               New York, NY 10005
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (866) 909-9473
                                                           ----------------

                        Date of fiscal year end: March 31
                                                 ---------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Report(s) to Stockholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[LOGO]
WISDOMTREE
    Fundamental ETFs

WisdomTree Trust

Domestic Dividend Funds


--------------------------------------------------------------------------------


Semi-Annual Report
September 30, 2007

WisdomTree Total Dividend Fund
WisdomTree High-Yielding Equity Fund
WisdomTree LargeCap Dividend Fund
WisdomTree Dividend Top 100(SM) Fund
WisdomTree MidCap Dividend Fund
WisdomTree SmallCap Dividend Fund

Table of Contents

Letter to Shareholders .................................   1
Performance Summaries ..................................   3
Shareholder Expense Examples ...........................   9
Schedules of Investments
 WisdomTree Total Dividend Fund ........................  11
 WisdomTree High-Yielding Equity Fund ..................  21
 WisdomTree LargeCap Dividend Fund .....................  26
 WisdomTree Dividend Top 100 Fund ......................  30
 WisdomTree MidCap Dividend Fund .......................  32
 WisdomTree SmallCap Dividend Fund .....................  38
Statements of Assets and Liabilities ...................  47
Statements of Operations ...............................  48
Statements of Changes in Net Assets ....................  49
Financial Highlights ...................................  51
Notes to the Financial Statements ......................  54
Frequency Distribution of Discounts & Premiums .........  58
General Information ....................................  59














"WisdomTree", "WisdomTree Investments" and "Dividend Top 100" are service marks of WisdomTree Investments, Inc. and are licensed for use by the Trust.

Letter to Shareholders


Dear Shareholders:

It is a pleasure to report to you on the progress of the WisdomTree Trust for the six-month period ended September 30, 2007.

WisdomTree is committed to providing investors with viable alternatives to cap-weighted index funds. Two recent launches underscore our intention to serve investors in unique ways. In June, the company launched the first fundamentally weighted international real estate exchange traded fund (DRW). In July, WisdomTree listed the first fundamentally weighted emerging markets ETF (DEM), comprised of dividend-paying companies selected from 19 emerging market nations. When combined with WisdomTree's 14 developed market ETFs and 10 pure non-U.S. sector ETFs, our international offerings stood at 26 as of September 30, 2007, distinguishing WisdomTree's international line-up as one of the most comprehensive in the industry today. As of September 30, 2007, WisdomTree Trust assets totaled $4.4 billion, with approximately 71% of total assets under management invested in WisdomTree's international product set.

The highest returns over this six-month period were generated outside the U.S. Equity markets in the Pacific region excluding Japan showed the greatest strength relative to other parts of the developed market, while Japanese equity markets continued to lag. WisdomTree's best-performing fund was its Pacific ex-Japan Total Dividend Fund (DND), which returned 24.40% for the six-month period ended September 30, 2007. The WisdomTree Japan High-Yielding Equity Fund
(DNL), which lost 5.74% for the period, was WisdomTree's worst performing fund over this time frame. However, WisdomTree's broadest international ETF, the WisdomTree DEFA Fund (DWM), benefited from Japan's relative weakness. DWM, which is underweight Japanese stocks relative to the MSCI EAFE Index, returned 10.63% for the period, surpassing the MSCI EAFE Index by 1.91 percentage points for the six-month period ended September 30, 2007.*

On the domestic front, WisdomTree's fundamentally-weighted ETFs ran into two head winds: weakness in the financial and real estate industries, coupled with the re-emergence of growth stocks. Buffeted by investor concerns over exposure to sub-prime housing loans, financial stocks have been the worst performing sector of the U.S. economy in 2007. The weakness in financials contributed to value stocks, measured by the Russell 3000 Value Index, underperforming growth stocks, measured by the Russell 3000 Growth Index, for first time since 1999. Specific performance information for WisdomTree's funds, relative to their underlying WisdomTree index and a comparable benchmark, is provided in the pages that follow.

Thank you for your continued support.

Best regards,

/s/ Jonathan Steinberg

Jonathan Steinberg
President, WisdomTree Trust
CEO, WisdomTree Asset Management, Inc.

The sources and forecasts expressed are as of September 30, 2007 and may not actually come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation of any specific security.

Mr. Steinberg is a registered representative of ALPS Distributors, Inc.

* Performance Information for the MSCI EAFE Index assumed the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.


                                           WisdomTree Domestic Dividend Funds  1

Letter to Shareholders (concluded)


Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI's express written consent.

The MSCI EAFE Index is a market cap-weighted index composed of company's representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.



2  WisdomTree Domestic Dividend Funds

Performance Summary

WisdomTree Total Dividend Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------

          [PIE CHART]

Financials                28.4%
Consumer Non-Cyclical     19.8%
Industrials               11.5%
Energy                     8.4%
Communications             8.1%
Utilities                  6.3%
Consumer Cyclical          6.0%
Basic Materials            5.5%
Technology                 5.4%
Diversified                0.1%
Other                      0.5%

---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A Sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
---------------------------------

Company                           % of Net Assets
-------------------------------------------------
General Electric Co.                    4.3%
-------------------------------------------------
Bank of America Corp.                   3.4%
-------------------------------------------------
Citigroup, Inc.                         3.3%
-------------------------------------------------
AT&T, Inc.                              3.2%
-------------------------------------------------
Exxon Mobil Corp.                       3.1%
-------------------------------------------------
Pfizer, Inc.                            2.3%
-------------------------------------------------
Altria Group, Inc.                      2.2%
-------------------------------------------------
Verizon Communications, Inc.            2.2%
-------------------------------------------------
Chevron Corp.                           2.1%
-------------------------------------------------
JPMorgan Chase & Co.                    1.7%
-------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The WisdomTree Total Dividend Fund (DTD) returned 5.66% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Industrials contributed most significantly to this performance; the sector comprised on average 10.99% of the Fund and returned 16.55% over the period. General Electric Co. was the top contributor to the performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 9/30/07
----------------------------------------------------------------------------------------
                                         Average Annual Total Return
----------------------------------------------------------------------------------------
                                                             WisdomTree        Russell
                      Net Asset Value     Market Price     Dividend Index     3000 Index
----------------------------------------------------------------------------------------
Six Month*                  5.66%              5.59%             6.37%           7.40%
----------------------------------------------------------------------------------------
One Year                   13.86%             13.78%            14.33%          16.57%
----------------------------------------------------------------------------------------
Since Inception(1)         17.73%             17.51%            18.04%          18.39%
----------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                                           WisdomTree Domestic Dividend Funds  3

Performance Summary

WisdomTree High-Yielding Equity Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------

          [PIE CHART]

Financials                  38.4%
Consumer Non-Cyclical       19.1%
Communications              11.6%
Utilities                    9.3%
Industrials                  8.6%
Basic Materials              6.7%
Energy                       4.1%
Consumer Cyclical            1.4%
Technology                   0.4%
Other                        0.4%

---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A Sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
---------------------------------

Company                           % of Net Assets
-------------------------------------------------
General Electric Co.                    8.1%
-------------------------------------------------
Bank of America Corp.                   6.2%
-------------------------------------------------
Citigroup, Inc.                         6.1%
-------------------------------------------------
AT&T, Inc.                              6.1%
-------------------------------------------------
Pfizer, Inc.                            4.1%
-------------------------------------------------
Verizon Communications, Inc.            4.0%
-------------------------------------------------
Altria Group, Inc.                      4.0%
-------------------------------------------------
Chevron Corp.                           3.9%
-------------------------------------------------
JPMorgan Chase & Co.                    3.2%
-------------------------------------------------
Wachovia Corp.                          2.8%
-------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree High-Yielding Equity Index.

The WisdomTree High-Yielding Equity Fund (DHS) returned 3.43% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Industrials contributed most significantly to this performance; the sector comprised on average 8.17% of the Fund and returned 16.45% over the period. General Electric Co. was the top contributor to the performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/07
-----------------------------------------------------------------------------------------
                                         Average Annual Total Return
-----------------------------------------------------------------------------------------
                                                             WisdomTree
                                                           High-Yielding     Russell 1000
                      Net Asset Value     Market Price      Equity Index     Value Index
-----------------------------------------------------------------------------------------
Six Month*                  3.43%              3.36%            3.55%            4.67%
-----------------------------------------------------------------------------------------
One Year                   11.15%             10.97%           11.12%           14.49%
-----------------------------------------------------------------------------------------
Since Inception(1)         16.88%             16.78%           16.94%           18.44%
-----------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


4  WisdomTree Domestic Dividend Funds

Performance Summary

WisdomTree LargeCap Dividend Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------

          [PIE CHART]

Financials                  26.4%
Consumer Non-Cyclical       21.5%
Industrials                 11.7%
Energy                       9.6%
Communications               8.6%
Technology                   5.8%
Utilities                    5.6%
Consumer Cyclical            5.3%
Basic Materials              5.1%
Other                        0.4%

---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A Sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
---------------------------------

Company                           % of Net Assets
-------------------------------------------------
General Electric Co.                    5.2%
-------------------------------------------------
Bank of America Corp.                   4.0%
-------------------------------------------------
Citigroup, Inc.                         3.9%
-------------------------------------------------
AT&T, Inc.                              3.9%
-------------------------------------------------
Exxon Mobil Corp.                       3.9%
-------------------------------------------------
Pfizer, Inc.                            2.7%
-------------------------------------------------
Verizon Communications, Inc.            2.6%
-------------------------------------------------
Altria Group, Inc.                      2.5%
-------------------------------------------------
Chevron Corp.                           2.5%
-------------------------------------------------
JPMorgan Chase & Co.                    2.0%
-------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree LargeCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The WisdomTree LargeCap Dividend Fund (DLN) returned 6.94% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Energy contributed most significantly to this performance; the sector comprised on average 8.71% of the Fund and returned 24.91% over the period. General Electric Co. was the top contributor to the performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 9/30/07
---------------------------------------------------------------------------------------
                                        Average Annual Total Return
---------------------------------------------------------------------------------------
                                                             WisdomTree
                                                              LargeCap         S&P 500
                      Net Asset Value     Market Price     Dividend Index       Index
---------------------------------------------------------------------------------------
Six Month*                  6.94%              6.76%             7.40%           8.44%
---------------------------------------------------------------------------------------
One Year                   14.65%             14.50%            15.22%          16.49%
---------------------------------------------------------------------------------------
Since Inception(1)         18.78%             18.52%            19.12%          18.92%
---------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                                           WisdomTree Domestic Dividend Funds  5

Performance Summary

WisdomTree Dividend Top 100 Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------

           [PIE CHART]

Financials                  29.1%
Utilities                   20.0%
Consumer Non-Cyclical       18.9%
Basic Materials             13.1%
Consumer Cyclical            6.7%
Communications               6.2%
Industrials                  3.7%
Energy                       1.1%
Technology                   0.9%
Other                        0.3%


---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A Sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
---------------------------------

Company                           % of Net Assets
-------------------------------------------------
Southern Copper Corp.                   6.8%
-------------------------------------------------
AT&T, Inc.                              2.4%
-------------------------------------------------
Verizon Communications, Inc.            1.8%
-------------------------------------------------
Bristol-Myers Squibb Co.                1.7%
-------------------------------------------------
Southern Co.                            1.6%
-------------------------------------------------
Progress Energy, Inc.                   1.5%
-------------------------------------------------
Reynolds American, Inc.                 1.4%
-------------------------------------------------
Consolidated Edison, Inc.               1.4%
-------------------------------------------------
DTE Energy Co.                          1.4%
-------------------------------------------------
Ameren Corp.                            1.3%
-------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree Dividend Top 100 Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Top 100 Index.

The WisdomTree Dividend Top 100 Fund (DTN) returned 3.12% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Materials contributed most significantly to this performance; the sector comprised on average 11.46% of the Fund and returned 31.15% over the period. Southern Copper Corp was the top contributor to the performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/07
----------------------------------------------------------------------------------------------
                                            Average Annual Total Return
----------------------------------------------------------------------------------------------
                                                              WisdomTree          Dow Jones
                                                           Dividend Top 100      U.S. Select
                      Net Asset Value     Market Price           Index          Dividend Index
----------------------------------------------------------------------------------------------
Six Month*                  3.12%              2.98%              4.03%              (1.19)%
----------------------------------------------------------------------------------------------
One Year                   14.34%             14.12%             15.84%               8.84%
----------------------------------------------------------------------------------------------
Since Inception(1)         18.71%             18.55%             19.36%              12.51%
----------------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


6  WisdomTree Domestic Dividend Funds

Performance Summary

WisdomTree MidCap Dividend Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------

           [PIE CHART]

Financials                  40.4%
Utilities                   13.0%
Industrials                 11.5%
Consumer Non-Cyclical        8.8%
Basic Materials              8.4%
Consumer Cyclical            6.9%
Communications               4.8%
Energy                       3.0%
Technology                   2.0%
Diversified                  0.3%
Other                        0.9%

---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A Sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
--------------------------------------------------------------

Company                                       % of Net Assets
--------------------------------------------------------------
American Capital Strategies Ltd.                    1.6%
--------------------------------------------------------------
Windstream Corp.                                    1.6%
--------------------------------------------------------------
Lyondell Chemical Co.                               1.4%
--------------------------------------------------------------
New York Community Bancorp, Inc.                    1.2%
--------------------------------------------------------------
Plum Creek Timber Co., Inc.                         1.2%
--------------------------------------------------------------
Allied Capital Corp.                                1.2%
--------------------------------------------------------------
HCP, Inc.                                           1.1%
--------------------------------------------------------------
Citizens Communications Co.                         1.0%
--------------------------------------------------------------
iStar Financial, Inc.                               1.0%
--------------------------------------------------------------
Loews Corp.                                         0.9%
--------------------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree MidCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The WisdomTree MidCap Dividend Fund (DON) returned -1.50% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Industrials contributed most significantly to this performance; the sector comprised on average 7.91% of the Fund and returned 11.99% over the period. Lyondell Petrochemical Co. was the top contributor to the performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/07
----------------------------------------------------------------------------------------
                                         Average Annual Total Return
----------------------------------------------------------------------------------------
                                                             WisdomTree
                                                               MidCap         S&P MidCap
                      Net Asset Value     Market Price     Dividend Index     400 Index
----------------------------------------------------------------------------------------
Six Month*                  (1.50)%           (1.49)%           (2.89)%          4.92%
----------------------------------------------------------------------------------------
One Year                     8.91%             8.90%             7.04%          18.82%
----------------------------------------------------------------------------------------
Since Inception(1)          12.14%            12.51%            10.85%          16.31%
----------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                                           WisdomTree Domestic Dividend Funds  7

Performance Summary

WisdomTree SmallCap Dividend Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------

           [PIE CHART]

Financials                  47.6%
Consumer Non-Cyclical       10.6%
Consumer Cyclical           10.6%
Industrials                  9.7%
Utilities                    6.5%
Communications               6.3%
Basic Materials              5.6%
Energy                       1.5%
Technology                   1.0%
Other                        0.6%

---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A Sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
---------------------------------

Company                                               % of Net Assets
-----------------------------------------------------------------------
Vector Group Ltd.                                           1.1%
-----------------------------------------------------------------------
Lexington Corporate Properties Trust                        1.0%
-----------------------------------------------------------------------
Regal Entertainment Group Class A                           1.0%
-----------------------------------------------------------------------
Tupperware Brands Corp.                                     0.8%
-----------------------------------------------------------------------
Olin Corp.                                                  0.8%
-----------------------------------------------------------------------
Deluxe Corp.                                                0.8%
-----------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust                   0.8%
-----------------------------------------------------------------------
Franklin Street Properties Corp.                            0.7%
-----------------------------------------------------------------------
National Retail Properties, Inc.                            0.7%
-----------------------------------------------------------------------
MCG Capital Corp.                                           0.7%
-----------------------------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The WisdomTree SmallCap Dividend Fund (DES) returned -4.04% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Industrials contributed most significantly to this performance; the sector comprised on average 10.61% of the Fund and returned 5.71% over the period. Vector Group Ltd. was the top contributor to the performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/07
------------------------------------------------------------------------------------------
                                          Average Annual Total Return
------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                              SmallCap        Russell 2000
                      Net Asset Value     Market Price     Dividend Index        Index
------------------------------------------------------------------------------------------
Six Month*                  (4.04)%           (3.81)%           (4.86)%           1.19%
------------------------------------------------------------------------------------------
One Year                     4.66%             4.59%             2.90%           12.38%
------------------------------------------------------------------------------------------
Since Inception(1)           9.30%             9.26%             8.11%           13.80%
------------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


8  WisdomTree Domestic Dividend Funds

Shareholder Expense Examples (unaudited)


As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period 4/01/07 to 9/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                           WisdomTree Domestic Dividend Funds  9

Shareholder Expense Examples (unaudited) (concluded)

-------------------------------------------------------------------------------------------------------------------
                                                                                      Annualized
                                                                                    Expense Ratio     Expenses Paid
                                                                                     Based on the      During the
                                                  Beginning           Ending            Period          Period+
                                                Account Value     Account Value       4/01/07 to       4/01/07 to
                                                   4/01/07           9/30/07           9/30/07           9/30/07
-------------------------------------------------------------------------------------------------------------------
WisdomTree Total Dividend Fund
  Actual                                         $ 1,000.00        $ 1,056.60            0.28%           $ 1.45
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.59            0.28%           $ 1.42
-------------------------------------------------------------------------------------------------------------------
WisdomTree High-Yielding Equity Fund
  Actual                                         $ 1,000.00        $ 1,034.33            0.38%           $ 1.94
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.09            0.38%           $ 1.93
-------------------------------------------------------------------------------------------------------------------
WisdomTree LargeCap Dividend Fund
  Actual                                         $ 1,000.00        $ 1,069.45            0.28%           $ 1.46
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.59            0.28%           $ 1.42
-------------------------------------------------------------------------------------------------------------------
WisdomTree Dividend Top 100 Fund
  Actual                                         $ 1,000.00        $ 1,031.23            0.38%           $ 1.94
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.09            0.38%           $ 1.93
-------------------------------------------------------------------------------------------------------------------
WisdomTree MidCap Dividend Fund
  Actual                                         $ 1,000.00        $   984.96            0.38%           $ 1.89
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.09            0.38%           $ 1.93
-------------------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Dividend Fund
  Actual                                         $ 1,000.00        $   959.62            0.38%           $ 1.87
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.09            0.38%           $ 1.93
-------------------------------------------------------------------------------------------------------------------

+ Expenses are calculated using each Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect one-half year period).


10  WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund

September 30, 2007

--------------------------------------------------------------------------
Investments                                      Shares           Value
--------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Advertising - 0.1%
Harte-Hanks, Inc.                                    792        $   15,587
Omnicom Group, Inc.                                1,354            65,113
                                                                ----------
Total Advertising                                                   80,700
--------------------------------------------------------------------------
Aerospace/Defense - 1.8%
Boeing Co. (The)                                   3,742           392,873
DRS Technologies, Inc.                               452            24,914
General Dynamics Corp.                             1,917           161,929
Goodrich Corp.                                       726            49,535
L-3 Communications Holdings, Inc.                    363            37,077
Lockheed Martin Corp.                              2,271           246,381
Northrop Grumman Corp.                             2,103           164,034
Raytheon Co.                                       3,107           198,289
Rockwell Collins, Inc.                               495            36,155
United Technologies Corp.                          5,816           468,071
                                                                ----------
Total Aerospace/Defense                                          1,779,258
--------------------------------------------------------------------------
Agriculture - 2.7%
Altria Group, Inc.                                30,912         2,149,310
Loews Corp.                                          990            81,408
Reynolds American, Inc.                            4,818           306,377
Universal Corp.                                      624            30,545
UST, Inc.                                          2,246           111,402
Vector Group Ltd.                                  1,922            43,072
                                                                ----------
Total Agriculture                                                2,722,114
--------------------------------------------------------------------------
Airlines - 0.0%
Southwest Airlines Co.                             1,379            20,409
--------------------------------------------------------------------------
Apparel - 0.3%
Columbia Sportswear Co.                              373            20,631
Liz Claiborne, Inc.                                  561            19,259
NIKE, Inc. Class B                                 1,848           108,403
Phillips-Van Heusen Corp.                            464            24,351
Polo Ralph Lauren Corp.                              363            28,223
VF Corp.                                           1,080            87,210
                                                                ----------
Total Apparel                                                      288,077
--------------------------------------------------------------------------
Auto Manufacturers - 0.4%
General Motors Corp.                               6,920           253,964
Oshkosh Truck Corp.                                  396            24,540
Paccar, Inc.                                       1,024            87,296
                                                                ----------
Total Auto Manufacturers                                           365,800
--------------------------------------------------------------------------
Auto Parts & Equipment - 0.2%
BorgWarner, Inc.                                     502            45,948
Johnson Controls, Inc.                             1,205           142,323
                                                                ----------
Total Auto Parts & Equipment                                       188,271
--------------------------------------------------------------------------
Banks - 11.3%
Alabama National BanCorp.                            397            30,934
Associated Banc-Corp                               1,419            42,045
BancorpSouth, Inc.                                   825            20,048
Bank of America Corp.                             67,375         3,386,941
Bank of Hawaii Corp.                                 462            24,417
Bank of New York Mellon Corp. (The)                9,201           406,132
BB&T Corp.                                         7,382           298,159
BOK Financial Corp.                                  853            43,853
Boston Private Financial Holdings, Inc.              693            19,293
Capital One Financial Corp.                          387            25,708
Capitol Bancorp Ltd.                                 311             7,722
Cathay General Bancorp                               561            18,070
Central Pacific Financial Corp.                    1,056            30,835
Chittenden Corp.                                   1,310            46,060
City National Corp.                                  330            22,938
Colonial BancGroup, Inc. (The)                     1,386            29,965
Comerica, Inc.                                     2,214           113,534
Commerce Bancshares, Inc.                            454            20,834
Cullen/Frost Bankers, Inc.                           862            43,203
East West Bancorp, Inc.                              528            18,987
Fifth Third Bancorp                                8,005           271,209
First Citizens BancShares, Inc. Class A               99            17,266
First Commonwealth Financial Corp.(a)                829             9,169
First Community Bancorp                              513            28,066
First Horizon National Corp.                       1,785            47,588
First Midwest Bancorp, Inc.                          561            19,164
FirstMerit Corp.                                   1,188            23,475
FNB Corp./PA                                       1,874            30,996
FNB United Corp.                                   1,635            26,127
Fremont General Corp.(a)                           4,685            18,272
Frontier Financial Corp.                             891            20,787
Fulton Financial Corp.                             1,950            28,041
GB&T Bancshares, Inc.                              1,104            14,628
Glacier Bancorp, Inc.                              1,355            30,515
Heartland Financial USA, Inc.                      1,037            21,310
International Bancshares Corp.                     1,480            32,116
Irwin Financial Corp.                              4,209            46,383
KeyCorp                                            5,396           174,453
M&T Bank Corp.                                       734            75,932
Marshall & Ilsley Corp.                            2,103            92,048
MB Financial, Inc.                                   747            25,809
Mercantile Bank Corp.                                827            17,747
National City Corp.                                1,714            43,004
Northern Trust Corp.                               1,254            83,103
Old National Bancorp                               3,098            51,334
Park National Corp.                                  198            17,266
People's United Financial, Inc.                    2,633            45,498
PNC Financial Services Group, Inc. (The)           3,628           247,067
Prosperity Bancshares, Inc.                          627            20,791
Provident Bankshares Corp.                           561            17,576
Regions Financial Corp.                            7,792           229,708
South Financial Group, Inc. (The)                  2,193            49,869
State Street Corp.                                 1,386            94,470

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  11

WisdomTree Total Dividend Fund

September 30, 2007

-----------------------------------------------------------------------------
Investments                                        Shares             Value
-----------------------------------------------------------------------------
Sterling Financial Corp./WA                             693        $   18,649
SunTrust Banks, Inc.                                  3,700           279,979
Susquehanna Bancshares, Inc.                            891            17,909
Synovus Financial Corp.                               2,973            83,393
TCF Financial Corp.                                   1,572            41,155
Trustmark Corp.                                         660            18,506
U.S. Bancorp                                         24,905           810,160
UCBH Holdings, Inc.                                   1,155            20,189
UMB Financial Corp.                                     627            26,873
Umpqua Holdings Corp.                                 1,240            24,812
UnionBanCal Corp.                                     1,613            94,215
United Bankshares, Inc.                                 720            21,917
Valley National Bancorp                               1,386            30,741
Wachovia Corp.                                       30,017         1,505,354
Webster Financial Corp.                                 878            36,981
Wells Fargo & Co.                                    38,738         1,379,849
WesBanco, Inc.                                          517            12,915
Westamerica Bancorp.                                    429            21,368
Whitney Holding Corp.                                 1,930            50,913
Wilmington Trust Corp.                                  627            24,390
Wintrust Financial Corp.                                396            16,905
Zions Bancorp                                           767            52,670
                                                                   ----------
Total Banks                                                        11,210,308
-----------------------------------------------------------------------------
Beverages - 2.7%
Anheuser-Busch Cos., Inc.                             7,732           386,523
Brown-Forman Corp. Class A                              264            20,592
Coca-Cola Co. (The)                                  22,409         1,287,845
Coca-Cola Enterprises, Inc.                           1,851            44,831
Molson Coors Brewing Co. Class B                        396            39,469
Pepsi Bottling Group, Inc.                            1,122            41,705
PepsiAmericas, Inc.                                   1,511            49,017
PepsiCo, Inc.                                        11,479           840,952
                                                                   ----------
Total Beverages                                                     2,710,934
-----------------------------------------------------------------------------
Building Materials - 0.2%
American Standard Cos., Inc.                          1,122            39,966
Eagle Materials, Inc.                                   495            17,691
Florida Rock Industries, Inc.                           429            26,808
Lennox International, Inc.                              684            23,119
Martin Marietta Materials, Inc.                         231            30,850
Masco Corp.                                           4,279            99,145
                                                                   ----------
Total Building Materials                                              237,579
-----------------------------------------------------------------------------
Chemicals - 2.5%
Air Products & Chemicals, Inc.                        1,488           145,467
Airgas, Inc.                                            521            26,899
Albemarle Corp.                                         924            40,841
Ashland, Inc.                                           368            22,157
Cabot Corp.                                             627            22,277
Celanese Corp. Series A                               1,089            42,449
Chemtura Corp.                                        2,280            20,269
Cytec Industries, Inc.                                  363            24,826
Dow Chemical Co. (The)                               12,930           556,766
E.I. du Pont de Nemours & Co.                        10,473           519,042
Eastman Chemical Co.                                    924            61,659
Ecolab, Inc.                                            891            42,055
FMC Corp.                                               608            31,628
International Flavors & Fragrances, Inc.                627            33,143
Lubrizol Corp.                                          528            34,352
Lyondell Chemical Co.                                 3,722           172,515
Monsanto Co.                                          1,800           154,332
PPG Industries, Inc.                                  1,620           122,391
Praxair, Inc.                                         1,950           163,332
Rohm & Haas Co.                                       1,941           108,055
RPM International, Inc.                               1,386            33,195
Sherwin-Williams Co. (The)                              631            41,463
Sigma-Aldrich Corp.                                     602            29,341
Valhi, Inc.                                             770            18,288
Valspar Corp. (The)                                     759            20,652
                                                                   ----------
Total Chemicals                                                     2,487,394
-----------------------------------------------------------------------------
Coal - 0.1%
Arch Coal, Inc.                                         495            16,701
Consol Energy, Inc.                                     447            20,830
Foundation Coal Holdings, Inc.                          356            13,955
Massey Energy Co.                                       579            12,634
Peabody Energy Corp.                                    735            35,185
                                                                   ----------
Total Coal                                                             99,305
-----------------------------------------------------------------------------
Commercial Services - 0.5%
Advance America, Cash Advance Centers, Inc.           1,386            14,789
Deluxe Corp.                                          1,489            54,855
DeVry, Inc.                                             843            31,199
Equifax, Inc.                                           594            22,643
H&R Block, Inc.                                       2,511            53,183
Manpower, Inc.                                          561            36,100
McKesson Corp.                                          462            27,161
Moody's Corp.                                           369            18,598
Pharmaceutical Product Development, Inc.                399            14,141
R.R. Donnelley & Sons Co.                             3,153           115,273
Robert Half International, Inc.                       1,080            32,249
Service Corp. International                           2,577            33,243
Sotheby's Class A                                       616            29,439
Weight Watchers International, Inc.                     495            28,492
                                                                   ----------
Total Commercial Services                                             511,365
-----------------------------------------------------------------------------
Computers - 1.4%
Diebold, Inc.                                           747            33,929
Electronic Data Systems Corp.                         1,254            27,387
Factset Research Systems, Inc.                          354            24,267
Hewlett-Packard Co.                                   7,742           385,474
International Business Machines Corp.                 7,430           875,254
                                                                   ----------
Total Computers                                                     1,346,311
-----------------------------------------------------------------------------

                       See Notes to Financial Statements.

12  WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund

September 30, 2007

------------------------------------------------------------------------
Investments                                     Shares           Value
------------------------------------------------------------------------
Cosmetics/Personal Care - 2.0%
Avon Products, Inc.                               3,348        $ 125,650
Colgate-Palmolive Co.                             3,811          271,801
Estee Lauder Cos., Inc. (The) Class A               473           20,084
Procter & Gamble Co.                             22,385        1,574,560
                                                               ---------
Total Cosmetics/Personal Care                                  1,992,095
------------------------------------------------------------------------
Distribution/Wholesale - 0.2%
CDW Corp.                                           730           63,656
Fastenal Co.                                        528           23,976
Genuine Parts Co.                                 1,567           78,350
W.W. Grainger, Inc.                                 363           33,102
                                                               ---------
Total Distribution/Wholesale                                     199,084
------------------------------------------------------------------------
Diversified Financial Services - 7.9%
Advanta Corp. Class A                               669           16,304
Advanta Corp. Class B                               842           23,088
American Express Co.                              4,279          254,044
Ameriprise Financial, Inc.                          792           49,983
BlackRock, Inc.                                     519           90,000
Charles Schwab Corp. (The)                        4,744          102,470
Citigroup, Inc.                                  69,962        3,265,127
CME Group, Inc.                                      66           38,765
Cohen & Steers, Inc.                                227            8,406
Countrywide Financial Corp.                         597           11,349
Delta Financial Corp.(a)                            722            3,545
Discover Financial Services                       2,669           55,515
Eaton Vance Corp.                                   792           31,648
Federal National Mortgage Association             3,364          204,565
Federated Investors, Inc. Class B                   768           30,490
First Marblehead Corp. (The)                        375           14,224
Franklin Resources, Inc.                            429           54,698
Freddie Mac                                      10,058          593,523
GAMCO Investors, Inc. Class A                       456           24,989
Goldman Sachs Group, Inc.                         1,041          225,626
Greenhill & Co., Inc.                               249           15,201
IndyMac Bancorp, Inc.(a)                          1,479           34,919
International Securities Exchange, Inc.             504           33,501
Janus Capital Group, Inc.                         1,452           41,063
Jefferies Group, Inc.                               759           21,123
JPMorgan Chase & Co.                             36,656        1,679,578
Legg Mason, Inc.                                    432           36,413
Lehman Brothers Holdings, Inc.                    1,155           71,298
Merrill Lynch & Co., Inc.                         3,558          253,614
Morgan Stanley                                    5,338          336,294
National Financial Partners Corp.                   390           20,662
Nuveen Investments, Inc. Class A                    495           30,660
optionsXpress Holdings, Inc.                        613           16,024
Raymond James Financial, Inc.                       726           23,849
Student Loan Corp.(The)                             132           23,802
T. Rowe Price Group, Inc.                         1,254           69,835
Waddell & Reed Financial, Inc. Class A              957           25,868
                                                               ---------
Total Diversified Financial Services                           7,832,063
------------------------------------------------------------------------
Electric - 5.7%
Alliant Energy Corp.                              1,386           53,112
Ameren Corp.                                      1,278           67,095
American Electric Power Co., Inc.                 5,705          262,886
Avista Corp.                                        924           18,803
Black Hills Corp.                                   594           24,366
CenterPoint Energy, Inc.                          5,174           82,939
Central Vermont Public Service Corp.                 48            1,754
Consolidated Edison, Inc.                         4,316          199,831
Constellation Energy Group, Inc.                  1,620          138,980
Dominion Resources, Inc.                          4,270          359,961
DPL, Inc.                                         1,554           40,808
DTE Energy Co.                                    3,041          147,306
Duke Energy Corp.                                19,464          363,782
Edison International                              2,841          157,533
Energy East Corp.                                 3,844          103,980
Entergy Corp.                                     1,657          179,437
Exelon Corp.                                      6,383          481,023
FirstEnergy Corp.                                 3,325          210,606
FPL Group, Inc.                                   4,013          244,311
Great Plains Energy, Inc.                         2,064           59,464
Hawaiian Electric Industries, Inc.                1,734           37,645
IDACORP, Inc.                                     1,030           33,722
Integrys Energy Group, Inc.                       1,220           62,501
ITC Holdings Corp.                                  593           29,383
MDU Resources Group, Inc.                         1,348           37,528
Northeast Utilities                               1,818           51,940
NorthWestern Corp.                                  563           15,297
NSTAR                                             1,488           51,797
OGE Energy Corp.                                  1,353           44,784
Ormat Technologies, Inc.                            594           27,526
Pepco Holdings, Inc.                              2,790           75,553
PG&E Corp.                                        3,887          185,799
Pinnacle West Capital Corp.                       2,072           81,865
PNM Resources, Inc.                                 794           18,484
Portland General Electric Co.                       653           18,153
PPL Corp.                                         4,018          186,033
Progress Energy, Inc.                             5,574          261,142
Public Service Enterprise Group, Inc.             2,973          261,594
Puget Energy, Inc.                                2,676           65,482
SCANA Corp.                                       2,163           83,795
Southern Co.                                     11,226          407,279
TECO Energy, Inc.                                 3,239           53,217
TXU Corp.                                         2,428          166,245
Westar Energy, Inc.                               1,353           33,230
Wisconsin Energy Corp.                              891           40,122
Xcel Energy, Inc.                                 6,377          137,361
                                                               ---------
Total Electric                                                 5,665,454
------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  13

WisdomTree Total Dividend Fund

September 30, 2007

-------------------------------------------------------------------------
Investments                                      Shares           Value
-------------------------------------------------------------------------
Electrical Components & Equipment - 0.4%
Ametek, Inc.                                         663        $  28,655
Emerson Electric Co.                               6,873          365,781
Hubbell, Inc. Class B                                429           24,504
                                                                ---------
Total Electrical Components & Equipment                           418,940
-------------------------------------------------------------------------
Electronics - 0.2%
Amphenol Corp. Class A                               792           31,490
Applera Corp.                                        381           13,198
AVX Corp.                                          2,146           34,551
Gentex Corp.                                       1,948           41,765
Jabil Circuit, Inc.                                1,942           44,354
Tektronix, Inc.                                    1,328           36,839
                                                                ---------
Total Electronics                                                 202,197
-------------------------------------------------------------------------
Engineering & Construction - 0.1%
Fluor Corp.                                          270           38,875
Granite Construction, Inc.                           370           19,617
                                                                ---------
Total Engineering & Construction                                   58,492
-------------------------------------------------------------------------
Entertainment - 0.1%
International Game Technology                      1,554           66,978
International Speedway Corp. Class A                 429           19,674
Regal Entertainment Group Class A                  1,353           29,698
                                                                ---------
Total Entertainment                                               116,350
-------------------------------------------------------------------------
Environmental Control - 0.1%
Republic Services, Inc.                            1,701           55,640
Waste Management, Inc.                               902           34,041
                                                                ---------
Total Environmental Control                                        89,681
-------------------------------------------------------------------------
Food - 1.9%
Campbell Soup Co.                                  3,006          111,222
ConAgra Foods, Inc.                                5,013          130,990
Corn Products International, Inc.                    825           37,843
Del Monte Foods Co.                                1,785           18,743
Flowers Foods, Inc.                                1,041           22,694
General Mills, Inc.                                3,173          184,066
H.J. Heinz Co. Ltd.                                3,772          174,266
Hormel Foods Corp.                                   946           33,848
J.M. Smucker Co. (The)                               612           32,693
Kellogg Co.                                        3,510          196,560
Kraft Foods, Inc. Class A                          5,590          192,911
Kroger Co. (The)                                   3,716          105,980
McCormick & Co., Inc.                                891           32,049
Pilgrim's Pride Corp.                                792           27,506
Safeway, Inc.                                      1,840           60,922
Sara Lee Corp.                                     6,280          104,813
Seaboard Corp.                                        10           19,600
SUPERVALU, Inc.                                    1,869           72,910
SYSCO Corp.                                        5,494          195,531
Tootsie Roll Industries, Inc.                        743           19,712
Tyson Foods, Inc. Class A                          1,327           23,687
Wm. Wrigley Jr. Co.                                1,554           99,813
                                                                ---------
Total Food                                                      1,898,359
-------------------------------------------------------------------------
Forest Products & Paper - 0.7%
International Paper Co.                            4,712          169,019
Louisiana-Pacific Corp.                              924           15,680
MeadWestvaco Corp.                                 2,016           59,532
Plum Creek Timber Co., Inc.                        2,643          118,301
Schweitzer-Mauduit International, Inc.               475           11,068
Temple-Inland, Inc.                                  825           43,420
Weyerhaeuser Co.                                   3,122          225,721
                                                                ---------
Total Forest Products & Paper                                     642,741
-------------------------------------------------------------------------
Gas - 0.6%
AGL Resources, Inc.                                1,056           41,839
Atmos Energy Corp.                                 1,254           35,513
Energen Corp.                                        522           29,817
New Jersey Resources Corp.                           796           39,474
Nicor, Inc.                                          693           29,730
NiSource, Inc.                                     4,118           78,819
Northwest Natural Gas Co.                            352           16,086
Piedmont Natural Gas Co., Inc.                       990           24,839
Sempra Energy                                      2,247          130,595
South Jersey Industries, Inc.                        701           24,395
Southern Union Co.                                   828           25,759
Southwest Gas Corp.                                  628           17,766
UGI Corp.                                          1,089           28,292
Vectren Corp.                                      2,011           54,880
WGL Holdings, Inc.                                 1,800           61,002
                                                                ---------
Total Gas                                                         638,806
-------------------------------------------------------------------------
Hand/Machine Tools - 0.2%
Black & Decker Corp. (The)                           429           35,736
Kennametal, Inc.                                     363           30,485
Lincoln Electric Holdings, Inc.                      363           28,172
Snap-On, Inc.                                        528           26,157
Stanley Works (The)                                  627           35,194
                                                                ---------
Total Hand/Machine Tools                                          155,744
-------------------------------------------------------------------------
Healthcare-Products - 2.1%
Baxter International, Inc.                         3,054          171,879
Beckman Coulter, Inc.                                394           29,061
Becton Dickinson & Co.                             1,122           92,060
C.R. Bard, Inc.                                      297           26,192
DENTSPLY International, Inc.                         660           27,482
Hillenbrand Industries, Inc.                         430           23,659
Johnson & Johnson                                 23,525        1,545,594
Medtronic, Inc.                                    3,380          190,666
Stryker Corp.                                        462           31,767
                                                                ---------
Total Healthcare-Products                                       2,138,360
-------------------------------------------------------------------------

                       See Notes to Financial Statements.

14  WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund

September 30, 2007

------------------------------------------------------------------------------
Investments                                           Shares           Value
------------------------------------------------------------------------------
Healthcare-Services - 0.2%
Aetna, Inc.                                               495        $  26,864
Brookdale Senior Living, Inc.                           1,316           52,390
Health Management Associates, Inc. Class A*             5,108           35,450
Manor Care, Inc.                                          429           27,628
Quest Diagnostics, Inc.                                   524           30,271
UnitedHealth Group, Inc.                                  466           22,568
                                                                     ---------
Total Healthcare-Services                                              195,171
------------------------------------------------------------------------------
Holding Companies-Diversified - 0.1%
Leucadia National Corp.                                 1,120           54,006
------------------------------------------------------------------------------
Home Builders - 0.1%
D.R. Horton, Inc.                                       1,280           16,397
MDC Holdings, Inc.                                        396           16,212
Orleans Homebuilders, Inc.(a)                           1,290            7,547
Ryland Group, Inc. (The)                                  495           10,608
Thor Industries, Inc.                                     688           30,953
TOUSA, Inc.(a)                                          1,379            2,220
                                                                     ---------
Total Home Builders                                                     83,937
------------------------------------------------------------------------------
Home Furnishings - 0.1%
Furniture Brands International, Inc.                    1,385           14,044
Harman International Industries, Inc.                     233           20,159
Whirlpool Corp.                                           462           41,164
                                                                     ---------
Total Home Furnishings                                                  75,367
------------------------------------------------------------------------------
Household Products/Wares - 0.6%
Avery Dennison Corp.                                    1,469           83,762
Church & Dwight Co., Inc.                                 561           26,389
Clorox Co. (The)                                          957           58,367
Fortune Brands, Inc.                                    1,031           84,017
Kimberly-Clark Corp.                                    4,877          342,659
Scotts Miracle-Gro Co. (The) Class A                      428           18,297
Tupperware Brands Corp.                                   884           27,837
                                                                     ---------
Total Household Products/Wares                                         641,328
------------------------------------------------------------------------------
Housewares - 0.1%
Newell Rubbermaid, Inc.                                 3,041           87,642
Toro Co. (The)                                            429           25,238
                                                                     ---------
Total Housewares                                                       112,880
------------------------------------------------------------------------------
Insurance - 3.5%
Alfa Corp.                                              1,287           23,398
Allstate Corp. (The)                                    4,904          280,459
AMBAC Financial Group, Inc.                               420           26,422
American Family Life Assurance Co., Inc.                2,965          169,124
American Financial Group, Inc.                            783           22,331
American International Group, Inc.                      7,039          476,187
American National Insurance Co.                           231           30,388
AON Corp.                                               1,825           81,778
Arthur J. Gallagher & Co.                               1,353           39,196
Assurant, Inc.                                            362           19,367
Chubb Corp. (The)                                       2,874          154,161
Cigna Corp.                                               454           24,194
Commerce Group, Inc.                                      726           21,395
Delphi Financial Group, Inc. Class A                      438           17,704
Erie Indemnity Co. Class A                                528           32,277
FBL Financial Group, Inc. Class A                         687           27,130
Fidelity National Title Group, Inc. Class A             4,085           71,406
First American Corp.                                      616           22,558
Genworth Financial, Inc. Class A                        1,707           52,456
Hanover Insurance Group, Inc. (The)                       387           17,102
Harleysville Group, Inc.                                  886           28,334
Hartford Financial Services Group, Inc. (The)           2,272          210,274
HCC Insurance Holdings, Inc.                              715           20,478
Hilb Rogal & Hobbs Co.                                    528           22,878
LandAmerica Financial Group, Inc.                         330           12,863
Lincoln National Corp.                                  2,378          156,877
Loews Corp.                                             1,089           52,653
Marsh & McLennan Cos., Inc.                             4,217          107,534
MBIA, Inc.                                                891           54,396
Mercury General Corp.                                     627           33,814
Metlife, Inc.                                           2,626          183,111
Nationwide Financial Services, Inc. Class A               391           21,044
Odyssey Re Holdings Corp.                                 660           24,493
Old Republic International Corp.                        1,950           36,543
Phoenix Cos., Inc. (The)                                1,488           20,996
Principal Financial Group, Inc.                         1,141           71,986
Progressive Corp. (The)                                 1,020           19,798
Protective Life Corp.                                     462           19,607
Prudential Financial, Inc.                              1,740          169,789
Reinsurance Group of America, Inc.                        387           21,939
RLI Corp.                                                 429           24,333
Safeco Corp.                                              792           48,486
Selective Insurance Group, Inc.                           726           15,449
StanCorp Financial Group, Inc.                            429           21,240
State Auto Financial Corp.                                594           17,375
Torchmark Corp.                                           399           24,866
Transatlantic Holdings, Inc.                              425           29,890
Travelers Cos., Inc. (The)                              5,042          253,814
Unitrin, Inc.                                             858           42,548
UnumProvident Corp.                                     1,419           34,723
W.R. Berkley Corp.                                        821           24,326
Wesco Financial Corp.                                      66           26,268
Zenith National Insurance Corp.                           528           23,702
                                                                     ---------
Total Insurance                                                      3,485,460
------------------------------------------------------------------------------
Internet - 0.0%
United Online, Inc.                                       899           13,494
------------------------------------------------------------------------------
Investment Companies - 0.3%
Allied Capital Corp.(a)                                 1,368           40,206
American Capital Strategies Ltd.(a)                     3,854          164,681
Apollo Investment Corp.                                 2,643           54,974
Ares Capital Corp.                                      1,391           22,632
Capital Southwest Corp.                                   136           16,695

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  15

WisdomTree Total Dividend Fund

September 30, 2007

-----------------------------------------------------------------------------
Investments                                           Shares          Value
-----------------------------------------------------------------------------
MCG Capital Corp.                                       2,115       $  30,435
                                                                    ---------
Total Investment Companies                                            329,623
-----------------------------------------------------------------------------
Iron/Steel - 0.2%
Allegheny Technologies, Inc.                              100          10,995
Carpenter Technology Corp.                                160          20,802
Nucor Corp.                                               586          34,849
Reliance Steel & Aluminum Co.                             484          27,365
Steel Dynamics, Inc.                                      620          28,954
United States Steel Corp.                                 481          50,958
                                                                    ---------
Total Iron/Steel                                                      173,923
-----------------------------------------------------------------------------
Leisure Time - 0.1%
Brunswick Corp.                                           622          14,219
Harley-Davidson, Inc.                                   1,478          68,298
Polaris Industries, Inc.                                  467          20,371
                                                                    ---------
Total Leisure Time                                                    102,888
-----------------------------------------------------------------------------
Lodging - 0.3%
Boyd Gaming Corp.                                         603          25,839
Harrah's Entertainment, Inc.                            1,370         119,094
Hilton Hotels Corp.                                       792          36,820
Marriott International, Inc. Class A                      792          34,428
Starwood Hotels & Resorts Worldwide, Inc.               1,048          63,666
Station Casinos, Inc.                                     426          37,266
                                                                    ---------
Total Lodging                                                         317,113
-----------------------------------------------------------------------------
Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.                                       4,542         356,229
Joy Global, Inc.                                          362          18,411
                                                                    ---------
Total Machinery-Construction & Mining                                 374,640
-----------------------------------------------------------------------------
Machinery-Diversified - 0.4%
Cummins, Inc.                                             396          50,644
Deere & Co.                                             1,521         225,747
Graco, Inc.                                               462          18,069
IDEX Corp.                                                693          25,218
Manitowoc Co., Inc. (The)                                 858          37,992
Rockwell Automation, Inc.                               1,080          75,071
                                                                    ---------
Total Machinery-Diversified                                           432,741
-----------------------------------------------------------------------------
Media - 1.5%
Belo Corp. Class A                                      1,221          21,197
CBS Corp. Class A                                         792          24,956
CBS Corp. Class B                                       6,802         214,263
Clear Channel Communications, Inc.                      3,754         140,550
Dow Jones & Co., Inc.                                     627          37,432
E.W. Scripps Co. (The) Class A                            693          29,106
Gannett Co., Inc.                                       1,714          74,902
Hearst-Argyle Television, Inc.                            912          23,676
John Wiley & Sons, Inc. Class A                           594          26,688
McGraw-Hill Cos., Inc. (The)                            1,521          77,434
Meredith Corp.                                            429          24,582
New York Times Co. (The) Class A                        1,221          24,127
News Corp. Class A                                      5,231         115,030
News Corp. Class B                                      1,950          45,611
Time Warner, Inc.                                      15,290         280,723
Tribune Co.*                                            1,949          53,247
Walt Disney Co. (The)                                   6,736         231,650
Washington Post Co. (The) Class B                          31          24,887
                                                                    ---------
Total Media                                                         1,470,061
-----------------------------------------------------------------------------
Metal Fabricate/Hardware - 0.1%
Commercial Metals Co.                                     753          23,832
Precision Castparts Corp.                                 223          33,000
Timken Co. (The)                                          726          26,971
Worthington Industries, Inc.                            1,150          27,094
                                                                    ---------
Total Metal Fabricate/Hardware                                        110,897
-----------------------------------------------------------------------------
Mining - 2.0%
Alcoa, Inc.                                             5,705         223,180
Freeport-McMoRan Copper & Gold, Inc. Class B            1,287         134,993
Newmont Mining Corp.                                    1,161          51,932
Southern Copper Corp.(a)                               12,761       1,580,194
Vulcan Materials Co.                                      561          50,013
                                                                    ---------
Total Mining                                                        2,040,312
-----------------------------------------------------------------------------
Miscellaneous Manufacturing - 6.4%
3M Co.                                                  8,170         764,549
Acuity Brands, Inc.                                       371          18,728
Brink's Co. (The)                                         396          22,128
Carlisle Cos., Inc.                                       528          25,661
Crane Co.                                                 528          25,328
Danaher Corp.                                             323          26,715
Donaldson Co., Inc.                                       660          27,562
Dover Corp.                                               924          47,078
Eastman Kodak Co.                                       1,653          44,234
Eaton Corp.                                             1,077         106,666
General Electric Co.                                  104,112       4,310,236
Harsco Corp.                                              528          31,295
Honeywell International, Inc.                           6,111         363,421
Illinois Tool Works, Inc.                               3,592         214,227
ITT Industries, Inc.                                      462          31,384
Lancaster Colony Corp.                                    537          20,497
Leggett & Platt, Inc.                                   1,679          32,170
Pall Corp.                                                726          28,241
Parker Hannifin Corp.                                     462          51,665
Pentair, Inc.                                             627          20,804
Roper Industries, Inc.                                    462          30,261
SPX Corp.                                                 396          36,654
Teleflex, Inc.                                            363          28,285
Textron, Inc.                                           1,386          86,223
Trinity Industries, Inc.                                  594          22,299
                                                                    ---------
Total Miscellaneous Manufacturing                                   6,416,311
-----------------------------------------------------------------------------
Office Furnishings - 0.1%
Herman Miller, Inc.                                       908          24,643

                       See Notes to Financial Statements.

16  WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund

September 30, 2007

----------------------------------------------------------------------
Investments                                    Shares          Value
----------------------------------------------------------------------
HNI Corp.                                         719        $  25,884
Steelcase, Inc. Class A                         2,116           38,046
                                                             ---------
Total Office Furnishings                                        88,573
----------------------------------------------------------------------
Office/Business Equipment - 0.1%
Pitney Bowes, Inc.                              2,247          102,059
----------------------------------------------------------------------
Oil & Gas - 7.9%
Alon USA Energy, Inc.                             719           24,288
Apache Corp.                                    1,014           91,321
Berry Petroleum Co. Class A                       704           27,871
Cabot Oil & Gas Corp.                             548           19,268
Chesapeake Energy Corp.                           792           27,926
Chevron Corp.                                  22,639        2,118,558
Cimarex Energy Co.                                682           25,405
ConocoPhillips                                 12,697        1,114,416
Crosstex Energy, Inc.                             729           27,636
Devon Energy Corp.                              1,056           87,859
Diamond Offshore Drilling, Inc.                   252           28,549
ENSCO International, Inc.                         462           25,918
EOG Resources, Inc.                               528           38,190
Exxon Mobil Corp.                              33,803        3,128,807
Helmerich & Payne, Inc.                           786           25,804
Hess Corp.                                        759           50,496
Holly Corp.                                       209           12,504
Marathon Oil Corp.                              4,233          241,366
Murphy Oil Corp.                                  561           39,208
Noble Energy, Inc.                                495           34,670
Occidental Petroleum Corp.                      5,142          329,499
Patterson-UTI Energy, Inc.                        759           17,131
Penn Virginia Corp.                               384           16,888
Pioneer Natural Resources Co.                     441           19,836
Pogo Producing Co.                                495           26,289
Range Resources Corp.                             644           26,185
St. Mary Land & Exploration Co.                   297           10,594
Sunoco, Inc.                                      561           39,708
Tesoro Corp.                                      326           15,003
Valero Energy Corp.                             1,179           79,205
W&T Offshore, Inc.                                340            8,289
Western Refining, Inc.                            253           10,267
XTO Energy, Inc.                                  858           53,059
                                                             ---------
Total Oil & Gas                                              7,842,013
----------------------------------------------------------------------
Oil & Gas Services - 0.2%
Baker Hughes, Inc.                                858           77,537
CARBO Ceramics, Inc.                              327           16,589
RPC, Inc.                                         650            9,237
Smith International, Inc.                         593           42,340
Tidewater, Inc.                                   449           28,215
                                                             ---------
Total Oil & Gas Services                                       173,918
----------------------------------------------------------------------
Packaging & Containers - 0.2%
Ball Corp.                                        561           30,154
Bemis Co.                                         825           24,016
Greif, Inc. Class A                               334           20,267
Packaging Corp. of America                      1,521           44,215
Sealed Air Corp.                                  792           20,244
Sonoco Products Co.                               891           26,890
                                                             ---------
Total Packaging & Containers                                   165,786
----------------------------------------------------------------------
Pharmaceuticals - 6.9%
Abbott Laboratories                            14,015          751,484
Allergan, Inc.                                    396           25,530
AmerisourceBergen Corp.                           495           22,438
Bristol-Myers Squibb Co.                       32,431          934,661
Cardinal Health, Inc.                             783           48,961
Eli Lilly & Co.                                11,944          679,972
Merck & Co., Inc.                              28,904        1,494,049
Omnicare, Inc.                                    462           15,306
Pfizer, Inc.                                   94,359        2,305,191
Schering-Plough Corp.                           5,057          159,953
Wyeth                                          10,212          454,945
                                                             ---------
Total Pharmaceuticals                                        6,892,490
----------------------------------------------------------------------
Pipelines - 0.3%
El Paso Corp.                                   1,997           33,889
Equitable Resources, Inc.                         891           46,216
National Fuel Gas Co.                             990           46,342
ONEOK, Inc.                                     1,320           62,568
Questar Corp.                                     726           38,137
Williams Cos., Inc. (The)                       1,760           59,946
                                                             ---------
Total Pipelines                                                287,098
----------------------------------------------------------------------
Real Estate - 0.1%
Forest City Enterprises, Inc. Class A             462           25,484
Forest City Enterprises, Inc. Class B             462           25,419
Jones Lang LaSalle, Inc.                          264           27,129
                                                             ---------
Total Real Estate                                               78,032
----------------------------------------------------------------------
REITS - 4.1%
Alexandria Real Estate Equities, Inc.             231           22,236
AMB Property Corp.                                957           57,238
American Land Lease, Inc.                         302            6,786
Archstone-Smith Trust                           2,511          151,011
AvalonBay Communities, Inc.                       693           81,816
BioMed Realty Trust, Inc.                         726           17,497
Boston Properties, Inc.                         1,089          113,147
BRE Properties, Inc. Class A                      627           35,068
BRT Realty Trust                                3,436           59,580
Camden Property Trust                             627           40,285
Cedar Shopping Centers, Inc.                    4,028           54,861
Corporate Office Properties Trust                 495           20,607
Cousins Properties, Inc.                          726           21,315
Developers Diversified Realty Corp.             1,554           86,822
DiamondRock Hospitality Co.                     1,353           23,556
Digital Realty Trust, Inc.                        633           24,934

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  17

WisdomTree Total Dividend Fund

September 30, 2007

--------------------------------------------------------------------------
Investments                                        Shares          Value
--------------------------------------------------------------------------
Duke Realty Corp.                                   2,214        $  74,855
EastGroup Properties, Inc.                            462           20,910
Education Realty Trust, Inc.                        3,009           40,622
Entertainment Properties Trust                        785           39,878
Equity Lifestyle Properties, Inc.                     462           23,932
Equity One, Inc.                                    1,221           33,211
Equity Residential                                  3,656          154,867
Essex Property Trust, Inc.                            231           27,159
Extra Space Storage, Inc.                           1,965           30,241
Federal Realty Investment Trust                       528           46,781
FelCor Lodging Trust, Inc.                            990           19,731
Feldman Mall Properties, Inc.                       4,848           36,651
First Industrial Realty Trust, Inc.                   957           37,199
First Potomac Realty Trust                            507           11,053
Franklin Street Properties Corp.(a)                 2,648           45,678
General Growth Properties, Inc.                     2,643          141,718
Gladstone Commercial Corp.                            497            9,294
Glimcher Realty Trust                                 825           19,388
HCP, Inc.                                           3,233          107,239
Health Care REIT, Inc.                              1,519           67,201
Highwoods Properties, Inc.                            891           32,673
Home Properties, Inc.                                 528           27,551
Hospitality Properties Trust                        1,915           77,845
Host Hotels & Resorts, Inc.                         5,787          129,860
HRPT Properties Trust                               8,551           84,569
Investors Real Estate Trust                         1,473           15,908
Kilroy Realty Corp.                                   297           18,007
Kimco Realty Corp.                                  2,562          115,828
LaSalle Hotel Properties                              495           20,830
Lexington Corporate Properties Trust                2,465           49,325
LTC Properties, Inc.                                  989           23,410
Macerich Co. (The)                                    858           75,144
Mack-Cali Realty Corp.                              1,056           43,402
Mid-America Apartment Communities, Inc.               363           18,096
Mission West Properties, Inc.                       1,891           22,976
National Health Investors, Inc.                       451           13,940
National Retail Properties, Inc.                    1,763           42,982
Nationwide Health Properties, Inc.                  1,587           47,816
Omega Healthcare Investors, Inc.                    1,798           27,923
Parkway Properties, Inc.                              517           22,820
Pennsylvania Real Estate Investment Trust           1,308           50,934
PMC Commercial Trust                                  159            2,081
Post Properties, Inc.                                 936           36,223
Potlatch Corp.                                        795           35,799
ProLogis                                            2,445          162,225
PS Business Parks, Inc.                               363           20,637
Public Storage, Inc.                                1,245           97,919
Ramco-Gershenson Properties Trust                     321           10,028
Rayonier, Inc.                                      1,521           73,069
Realty Income Corp.                                 1,686           47,124
Regency Centers Corp.                                 792           60,786
Senior Housing Properties Trust                     1,906           42,046
Simon Property Group, Inc.                          2,300          229,999
SL Green Realty Corp.                                 434           50,678
Strategic Hotels & Resorts, Inc.                    1,023           21,064
Sunstone Hotel Investors, Inc.                        792           20,307
Tanger Factory Outlet Centers, Inc.                   798           32,391
Taubman Centers, Inc.                                 528           28,908
UDR, Inc.                                           1,950           47,424
Universal Health Realty Income Trust                  209            7,426
Urstadt Biddle Properties, Inc. Class A               535            8,276
Ventas, Inc.                                        1,620           67,068
Vornado Realty Trust                                1,381          151,011
Washington Real Estate Investment Trust               627           20,804
Weingarten Realty Investors                         1,353           56,095
                                                                 ---------
Total REITS                                                      4,095,594
--------------------------------------------------------------------------
Retail - 3.8%
Abercrombie & Fitch Co. Class A                       363           29,294
Advance Auto Parts, Inc.                              561           18,827
American Eagle Outfitters, Inc.                       835           21,969
Applebees International, Inc.                         910           22,641
Barnes & Noble, Inc.                                  561           19,781
Best Buy Co., Inc.                                  1,207           55,546
Brinker International, Inc.                           848           23,269
Costco Wholesale Corp.                              2,163          132,743
CVS Corp.                                           3,891          154,200
Darden Restaurants, Inc.                              594           24,865
Family Dollar Stores, Inc.                            858           22,788
Gap, Inc. (The)                                     4,844           89,323
Home Depot, Inc. (The)                             21,913          710,858
J.C. Penney Co., Inc.                                 802           50,823
Limited Brands, Inc.                                3,119           71,394
Longs Drug Stores Corp.                               692           34,372
Lowe's Cos., Inc.                                   3,489           97,762
Macy's, Inc.                                        2,328           75,241
McDonald's Corp.                                   10,395          566,216
Men's Wearhouse, Inc. (The)                           272           13,741
MSC Industrial Direct Co. Class A                     390           19,730
Nordstrom, Inc.                                       737           34,558
OfficeMax, Inc.                                       400           13,708
Penske Auto Group, Inc.                               883           17,872
PetSmart, Inc.                                        492           15,695
RadioShack Corp.                                    1,172           24,214
Ross Stores, Inc.                                     565           14,487
Staples, Inc.                                       2,082           44,742
Target Corp.                                        2,428          154,348
Tiffany & Co.                                         785           41,095
TJX Cos., Inc.                                      1,455           42,297
Wal-Mart Stores, Inc.                              23,962        1,045,940
Wendy's International, Inc.                           396           13,824

                       See Notes to Financial Statements.

18  WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund

September 30, 2007

------------------------------------------------------------------------------
Investments                                            Shares          Value
------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                     688        $  22,443
World Fuel Services Corp.                                 333           13,590
Yum! Brands, Inc.                                       1,716           58,052
                                                                     ---------
Total Retail                                                         3,812,248
------------------------------------------------------------------------------
Savings & Loans - 1.4%
Capitol Federal Financial                               1,521           52,018
Downey Financial Corp.(a)                                 297           17,167
First Niagara Financial Group, Inc.                     4,194           59,345
Flagstar Bancorp, Inc.                                  2,956           28,762
Hudson City Bancorp, Inc.                               4,382           67,395
Kearny Financial Corp.                                  1,455           18,609
Legacy Bancorp, Inc.                                      261            3,633
New York Community Bancorp, Inc.                        7,709          146,856
NewAlliance Bancshares, Inc.                            1,455           21,359
Northwest Bancorp, Inc.                                   825           23,480
PFF Bancorp, Inc.                                       1,270           19,482
Provident Financial Services, Inc.                      1,995           32,658
United Community Financial Corp.                        3,536           25,530
Washington Federal, Inc.                                2,063           54,174
Washington Mutual, Inc.                                22,216          784,448
                                                                     ---------
Total Savings & Loans                                                1,354,916
------------------------------------------------------------------------------
Semiconductors - 2.0%
Analog Devices, Inc.                                    2,926          105,804
Applied Materials, Inc.                                 6,046          125,152
Intel Corp.                                            50,264        1,299,827
Intersil Corp. Class A                                  1,479           49,443
KLA -Tencor Corp.                                         844           47,078
Microchip Technology, Inc.                              2,629           95,485
National Semiconductor Corp.                            1,681           45,589
Texas Instruments, Inc.                                 3,215          117,637
Xilinx, Inc.                                            2,170           56,724
                                                                     ---------
Total Semiconductors                                                 1,942,739
------------------------------------------------------------------------------
Software - 2.0%
Automatic Data Processing, Inc.                         3,629          166,680
CA, Inc.                                                  948           24,383
Fair Isaac Corp.                                          393           14,191
Fidelity National Information Services, Inc.              519           23,028
Global Payments, Inc.                                     462           20,430
IMS Health, Inc.                                          759           23,256
Mastercard, Inc. Class A                                  170           25,155
Microsoft Corp.                                        51,698        1,523,023
MoneyGram International, Inc.                             594           13,418
Paychex, Inc.                                           2,825          115,825
SEI Investments Co.                                       716           19,532
Total System Services, Inc.                             1,122           31,169
                                                                     ---------
Total Software                                                       2,000,090
------------------------------------------------------------------------------
Telecommunications - 6.5%
ALLTEL Corp.                                            1,160           80,829
AT&T, Inc.                                             74,346        3,145,578
CenturyTel, Inc.                                          528           24,404
Citizens Communications Co.                             8,712          124,756
Consolidated Communications Holdings, Inc.              1,237           24,258
Embarq Corp.                                            2,085          115,926
FairPoint Communications, Inc.                          1,360           25,650
Harris Corp.                                              925           53,456
Iowa Telecommunications Services, Inc.                  1,155           22,927
QUALCOMM, Inc.                                          8,441          356,717
Sprint Nextel Corp.                                     5,985          113,715
Telephone & Data Systems, Inc.                            528           35,244
Telephone & Data Systems, Inc. Special Shares             528           32,736
Verizon Communications, Inc.                           48,531        2,148,953
Virgin Media, Inc.                                        868           21,066
Windstream Corp.                                       12,029          169,849
                                                                     ---------
Total Telecommunications                                             6,496,064
------------------------------------------------------------------------------
Textiles - 0.0%
Cintas Corp.                                            1,094           40,587
------------------------------------------------------------------------------
Toys/Games/Hobbies - 0.1%
Hasbro, Inc.                                            1,320           36,802
Mattel, Inc.                                            4,004           93,933
                                                                     ---------
Total Toys/Games/Hobbies                                               130,735
------------------------------------------------------------------------------
Transportation - 1.0%
Alexander & Baldwin, Inc.                                 402           20,152
Burlington Northern Santa Fe Corp.                      1,671          135,635
C.H. Robinson Worldwide, Inc.                             738           40,066
Con-way, Inc.                                             363           16,698
CSX Corp.                                               1,671           71,402
Expeditors International Washington, Inc.                 526           24,880
FedEx Corp.                                               297           31,111
JB Hunt Transport Services, Inc.                          724           19,041
Landstar System, Inc.                                     203            8,520
Norfolk Southern Corp.                                  2,037          105,741
Overseas Shipholding Group, Inc.                          390           29,964
Ryder System, Inc.                                        363           17,787
Union Pacific Corp.                                     1,237          139,855
United Parcel Service, Inc. Class B                     4,688          352,068
                                                                     ---------
Total Transportation                                                 1,012,920
------------------------------------------------------------------------------
Trucking & Leasing - 0.0%
GATX Corp.                                                427           18,254
------------------------------------------------------------------------------
Water - 0.0%
Aqua America, Inc.                                      1,034           23,451
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  19

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund

September 30, 2007

-----------------------------------------------------------------------------
Investments                                           Shares         Value
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $92,153,903)                                               $99,083,910
=============================================================================
SHORT-TERM INVESTMENT - 0.9%
MONEY MARKET FUND - 0.9%
Columbia Cash Reserves Fund, 4.99%(b)
(Cost: $852,197)                                     852,197          852,197
=============================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 1.7%
MONEY MARKET FUNDS(c) - 1.7%
UBS Enhanced Yield Portfolio, 5.38%                1,001,886        1,001,886
UBS Private Money Market Fund LLC, 5.21%             720,564          720,564
                                                                  -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED (Cost: $1,722,450)(d)                             1,722,450
=============================================================================
TOTAL INVESTMENTS IN SECURITIES - 102.1%
(Cost: $94,728,550)(e)                                            101,658,557
Liabilities in Excess of Other Assets - (2.1)%                     (2,075,709)
                                                                  -----------
NET ASSETS - 100.0%                                               $99,582,848
=============================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Rate shown represents annualized 7-day yield as of September 30, 2007.

(c)   Interest rates shown reflect yields as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $1,675,276 and the total market value of the collateral held by the Fund was $1,722,450.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.


20  WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree High-Yielding Equity Fund

September 30, 2007

Investments                                             Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
Agriculture - 5.1%
Altria Group, Inc.                                      122,530       $8,519,510
Loews Corp.                                               4,373          359,592
Reynolds American, Inc.(a)                               20,194        1,284,136
Universal Corp.                                           1,610           78,810
UST, Inc.                                                 9,290          460,784
Vector Group Ltd.                                         7,724          173,095
                                                                      ----------
Total Agriculture                                                     10,875,927
--------------------------------------------------------------------------------
Apparel - 0.2%
Cherokee, Inc.                                              988           37,900
VF Corp.                                                  4,552          367,574
                                                                      ----------
Total Apparel                                                            405,474
--------------------------------------------------------------------------------
Auto Manufacturers - 0.4%
General Motors Corp.(a)                                  24,880          913,096
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.1%
American Axle & Manufacturing Holdings, Inc.              3,157           79,714
Cooper Tire & Rubber Co.                                  3,185           77,714
Modine Manufacturing Co.                                  2,573           68,493
Superior Industries International, Inc.                   2,940           63,769
                                                                      ----------
Total Auto Parts & Equipment                                             289,690
--------------------------------------------------------------------------------
Banks - 18.4%
Associated Banc-Corp                                      6,275          185,928
BancorpSouth, Inc.                                        1,178           28,625
Bank of America Corp.                                   266,468       13,395,345
Bank of Hawaii Corp.                                      2,284          120,709
BB&T Corp.                                               29,933        1,208,994
Cadence Financial Corp.                                   3,621           63,730
Chemical Financial Corp.                                  2,442           59,219
Chittenden Corp.                                          1,682           59,139
Citizens Republic Bancorp, Inc.                           6,881          110,853
City Holding Co.                                            657           23,921
Colonial BancGroup, Inc. (The)                            5,899          127,536
Comerica, Inc.                                            9,010          462,033
Community Banks, Inc.                                       725           21,598
Corus Bankshares, Inc.                                    7,841          102,090
Fifth Third Bancorp                                      31,817        1,077,960
First Bancorp                                             2,528           51,521
First Busey Corp.(a)                                      2,612           57,229
First Charter Corp.                                       1,456           43,928
First Commonwealth Financial Corp.(a)                     1,767           19,543
First Community Bancshares, Inc.                          1,114           40,360
First Financial Bankshares, Inc.                            730           29,331
First Merchants Corp.                                     3,274           70,588
First Midwest Bancorp, Inc.                               2,325           79,422
FirstMerit Corp.                                          5,043           99,650
FNB Corp./PA                                              4,147           68,591
Fremont General Corp.                                    12,789           49,877
Fulton Financial Corp.                                    8,430          121,223
Huntington Bancshares, Inc.                              19,801          336,221
Independent Bank Corp./MI                                 1,567           17,315
KeyCorp                                                  21,774          703,953
Lakeland Bancorp, Inc.                                    2,234           30,338
MainSource Financial Group, Inc.                          2,487           43,846
National City Corp.                                      39,182          983,076
National Penn Bancshares, Inc.                            2,107           34,471
NBT Bancorp, Inc.                                         2,921           63,503
Old National Bancorp                                      4,468           74,035
Park National Corp.(a)                                      222           19,358
PNC Financial Services Group, Inc. (The)                 12,807          872,157
Provident Bankshares Corp.                                1,671           52,352
Regions Financial Corp.                                  38,931        1,147,686
Royal Bancshares of Pennsylvania, Inc. Class A            2,499           54,778
S&T Bancorp, Inc.                                         2,536           81,380
State Bancorp, Inc.                                         598            9,747
Sterling Bancorp                                          3,175           44,450
SunTrust Banks, Inc.                                     15,050        1,138,834
Susquehanna Bancshares, Inc.                              2,899           58,270
TCF Financial Corp.                                       6,642          173,888
TrustCo Bank Corp.                                        1,424           15,564
Trustmark Corp.                                             241            6,758
U.S. Bancorp                                             99,960        3,251,699
UnionBanCal Corp.                                         7,330          428,145
United Bankshares, Inc.                                   2,053           62,493
Valley National Bancorp                                   5,267          116,822
Wachovia Corp.                                          120,130        6,024,520
Washington Trust Bancorp, Inc.                              642           17,315
Wells Fargo & Co.                                       156,286        5,566,907
WesBanco, Inc.(a)                                         2,016           50,360
Westamerica Bancorp.                                      1,283           63,906
Whitney Holding Corp.                                     2,278           60,094
Wilmington Trust Corp.                                    2,994          116,467
                                                                      ----------
Total Banks                                                           39,499,651
--------------------------------------------------------------------------------
Beverages - 2.4%
Coca-Cola Co. (The)                                      89,003        5,115,002
--------------------------------------------------------------------------------
Building Materials - 0.2%
LSI Industries, Inc.                                      1,583           32,483
Masco Corp.                                              17,851          413,608
                                                                      ----------
Total Building Materials                                                 446,091
--------------------------------------------------------------------------------
Chemicals - 2.9%
Dow Chemical Co. (The)                                   51,527        2,218,752
E.I. du Pont de Nemours & Co.                            40,930        2,028,491
Eastman Chemical Co.                                      3,702          247,034
Ferro Corp.                                               1,679           33,546
Kronos Worldwide, Inc.                                    2,162           40,819
Lyondell Chemical Co.                                    13,545          627,811
NL Industries, Inc.                                       3,000           33,990
Olin Corp.                                                5,650          126,447
PPG Industries, Inc.                                      6,927          523,335
Quaker Chemical Corp.                                       438           10,302

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  21

WisdomTree High-Yielding Equity Fund

September 30, 2007

-----------------------------------------------------------------------------
Investments                                          Shares          Value
-----------------------------------------------------------------------------
RPM International, Inc.                                5,440       $  130,288
Sensient Technologies Corp.                            1,963           56,672
UAP Holding Corp.                                      2,381           74,668
                                                                   ----------
Total Chemicals                                                     6,152,155
-----------------------------------------------------------------------------
Commercial Services - 0.3%
Advance America, Cash Advance Centers, Inc.            4,148           44,259
Coinmach Service Corp. Class A                         2,895           34,711
Deluxe Corp.                                           2,897          106,725
Diamond Management & Technology Consultants,
  Inc.                                                 3,160           29,072
Landauer, Inc.                                           585           29,812
Pre-Paid Legal Services, Inc.                            721           39,987
R.R. Donnelley & Sons Co.                              9,357          342,092
                                                                   ----------
Total Commercial Services                                             626,658
-----------------------------------------------------------------------------
Distribution/Wholesale - 0.2%
Genuine Parts Co.                                      7,795          389,750
-----------------------------------------------------------------------------
Diversified Financial Services - 10.1%
Citigroup, Inc.                                      279,597       13,048,791
Freddie Mac                                           29,565        1,744,631
JPMorgan Chase & Co.                                 148,355        6,797,626
Student Loan Corp.                                       517           93,225
                                                                   ----------
Total Diversified Financial Services                               21,684,273
-----------------------------------------------------------------------------
Electric - 8.7%
ALLETE, Inc.                                           1,317           58,949
Alliant Energy Corp.                                   4,341          166,347
Ameren Corp.                                          13,463          706,808
American Electric Power Co., Inc.                     21,331          982,932
Black Hills Corp.                                      1,735           71,170
CenterPoint Energy, Inc.                              15,731          252,168
Central Vermont Public Service Corp.                   1,262           46,113
CH Energy Group, Inc.                                    128            6,118
Cleco Corp.                                            4,144          104,719
Consolidated Edison, Inc.                             17,297          800,851
Dominion Resources, Inc.                              17,456        1,471,541
DPL, Inc.                                              5,830          153,096
DTE Energy Co.                                        11,025          534,051
Duke Energy Corp.                                     77,926        1,456,437
Empire District Electric Co. (The)                     1,918           43,328
Energy East Corp.                                      9,899          267,768
FirstEnergy Corp.                                     13,475          853,507
FPL Group, Inc.                                       16,038          976,393
Great Plains Energy, Inc.                              6,303          181,589
Hawaiian Electric Industries, Inc.                     5,705          123,856
IDACORP, Inc.                                            938           30,710
Integrys Energy Group, Inc.                            5,054          258,916
ITC Holdings Corp.                                     1,738           86,118
MGE Energy, Inc.                                       1,089           36,416
Northeast Utilities                                    5,780          165,135
NSTAR                                                  5,684          197,860
OGE Energy Corp.                                       4,369          144,614
Otter Tail Corp.                                       1,157           41,247
Pepco Holdings, Inc.                                  11,072          299,830
PG&E Corp.                                            13,984          668,435
Pinnacle West Capital Corp.                            6,647          262,623
PNM Resources, Inc.                                    4,760          110,813
Portland General Electric Co.                          4,405          122,459
PPL Corp.                                             16,519          764,830
Progress Energy, Inc.                                 17,972          841,988
Public Service Enterprise Group, Inc.                 12,282        1,080,693
Puget Energy, Inc.                                     6,783          165,980
SCANA Corp.                                            6,559          254,096
Southern Co.                                          44,355        1,609,199
TECO Energy, Inc.                                     13,314          218,749
TXU Corp.                                             21,128        1,446,634
UIL Holdings Corp.                                     1,260           39,690
Westar Energy, Inc.                                    4,531          111,281
Xcel Energy, Inc.                                     23,917          515,172
                                                                   ----------
Total Electric                                                     18,731,229
-----------------------------------------------------------------------------
Electrical Components & Equipment - 0.0%
Hubbell, Inc. Class A                                    180           10,730
-----------------------------------------------------------------------------
Entertainment - 0.1%
Regal Entertainment Group Class A(a)                   6,943          152,399
-----------------------------------------------------------------------------
Environmental Control - 0.0%
American Ecology Corp.                                   187            3,963
-----------------------------------------------------------------------------
Food - 0.9%
ConAgra Foods, Inc.                                   20,515          536,057
H.J. Heinz Co. Ltd.                                   14,704          679,325
Kraft Foods, Inc. Class A                             19,888          686,335
Lance, Inc.                                            1,263           29,074
Nash Finch Co.                                           662           26,367
Weis Markets, Inc.                                       984           42,007
                                                                   ----------
Total Food                                                          1,999,165
-----------------------------------------------------------------------------
Forest Products & Paper - 1.2%
Bowater, Inc.(a)                                       3,055           45,581
International Paper Co.(a)                            20,172          723,570
Louisiana-Pacific Corp.                                2,656           45,072
MeadWestvaco Corp.                                     8,283          244,597
Plum Creek Timber Co., Inc.                           11,870          531,301
Weyerhaeuser Co.                                      12,962          937,152
                                                                   ----------
Total Forest Products & Paper                                       2,527,273
-----------------------------------------------------------------------------
Gas - 0.5%
AGL Resources, Inc.                                    4,505          178,488
Atmos Energy Corp.                                     4,301          121,804
Laclede Group, Inc. (The)                                483           15,591
New Jersey Resources Corp.                             1,218           60,401
Nicor, Inc.                                            2,350          100,815
NiSource, Inc.                                        13,966          267,310
Northwest Natural Gas Co.                              1,314           60,050
Piedmont Natural Gas Co., Inc.(a)                      4,057          101,790
South Jersey Industries, Inc.                          1,230           42,804
Vectren Corp.                                          4,432          120,949

                       See Notes to Financial Statements.

22  WisdomTree Domestic Dividend Funds

WisdomTree High-Yielding Equity Fund

September 30, 2007

-----------------------------------------------------------------------------
Investments                                          Shares           Value
-----------------------------------------------------------------------------
WGL Holdings, Inc.                                     3,053       $  103,466
                                                                   ----------
Total Gas                                                           1,173,468
-----------------------------------------------------------------------------
Healthcare-Services - 0.1%
Brookdale Senior Living, Inc.                          5,127          204,106
-----------------------------------------------------------------------------
Home Furnishings - 0.0%
Bassett Furniture Industries, Inc.                     1,574           16,338
La-Z-Boy, Inc.(a)                                      4,665           34,428
                                                                   ----------
Total Home Furnishings                                                 50,766
-----------------------------------------------------------------------------
Household Products/Wares - 0.7%
Ennis, Inc.                                            1,121           24,707
Kimberly-Clark Corp.                                  19,339        1,358,758
Standard Register Co. (The)                            2,045           25,992
Tupperware Brands Corp.                                3,773          118,812
WD-40 Co.                                                520           17,753
                                                                   ----------
Total Household Products/Wares                                      1,546,022
-----------------------------------------------------------------------------
Housewares - 0.2%
Newell Rubbermaid, Inc.                               11,793          339,874
-----------------------------------------------------------------------------
Insurance - 0.7%
American National Insurance Co.                        1,188          156,281
Arthur J. Gallagher & Co.                              5,756          166,751
Baldwin & Lyons, Inc. Class B                            738           20,155
Cincinnati Financial Corp.                             8,242          356,962
Commerce Group, Inc.                                   3,930          115,817
Fidelity National Title Group, Inc. Class A           17,865          312,281
Mercury General Corp.                                  3,051          164,540
Unitrin, Inc.                                          3,833          190,078
Zenith National Insurance Corp.                        2,290          102,798
                                                                   ----------
Total Insurance                                                     1,585,663
-----------------------------------------------------------------------------
Internet - 0.0%
United Online, Inc.                                    5,506           82,645
-----------------------------------------------------------------------------
Investment Companies - 0.8%
Allied Capital Corp.(a)                               15,259          448,462
American Capital Strategies Ltd.(a)                   16,186          691,627
Apollo Investment Corp.(a)                             9,761          203,029
Ares Capital Corp.                                     5,755           93,634
Gladstone Capital Corp.(a)                             1,377           26,879
Gladstone Investment Corp.                             2,195           28,184
Hercules Technology Growth Capital, Inc.               1,969           26,129
MCG Capital Corp.                                      7,775          111,882
Medallion Financial Corp.                              3,600           39,204
MVC Capital, Inc.                                      1,405           26,035
NGP Capital Resources Co.                              1,515           24,588
Patriot Capital Funding, Inc.                          2,218           29,655
Prospect Energy Corp.(a)                               1,529           26,024
Technology Investment Capital Corp.                    2,676           35,778
                                                                   ----------
Total Investment Companies                                          1,811,110
-----------------------------------------------------------------------------
Leisure Time - 0.0%
Polaris Industries, Inc.                               1,838           80,174
-----------------------------------------------------------------------------
Machinery-Diversified - 0.0%
Briggs & Stratton Corp.                                2,308           58,115
-----------------------------------------------------------------------------
Media - 0.6%
Belo Corp. Class A                                     4,586           79,613
CBS Corp. Class B                                     28,224          889,056
Dow Jones & Co., Inc.                                  1,670           99,699
Entercom Communications Corp.                          3,002           58,029
New York Times Co. (The) Class A                       6,903          136,403
Sinclair Broadcast Group, Inc. Class A                 2,890           34,796
World Wrestling Entertainment, Inc.                    3,051           46,009
                                                                   ----------
Total Media                                                         1,343,605
-----------------------------------------------------------------------------
Metal Fabricate/Hardware - 0.1%
Worthington Industries, Inc.(a)                        4,661          109,813
-----------------------------------------------------------------------------
Mining - 2.5%
Compass Minerals International, Inc.                   1,570           53,443
Southern Copper Corp.(a)                              42,447        5,256,212
                                                                   ----------
Total Mining                                                        5,309,655
-----------------------------------------------------------------------------
Miscellaneous Manufacturing - 8.2%
General Electric Co.                                 419,858       17,382,121
Koppers Holdings, Inc.                                   895           34,556
Leggett & Platt, Inc.                                  7,754          148,567
Reddy Ice Holdings, Inc.                               1,326           34,967
Standex International Corp.                              762           15,758
                                                                   ----------
Total Miscellaneous Manufacturing                                  17,615,969
-----------------------------------------------------------------------------
Office Furnishings - 0.0%
Steelcase, Inc. Class A                                3,365           60,503
-----------------------------------------------------------------------------
Office/Business Equipment - 0.2%
Pitney Bowes, Inc.                                     8,916          404,965
-----------------------------------------------------------------------------
Oil & Gas - 3.9%
Chevron Corp.                                         89,984        8,420,703
-----------------------------------------------------------------------------
Oil & Gas Services - 0.0%
MarkWest Hydrocarbon, Inc.                               421           24,473
-----------------------------------------------------------------------------
Packaging & Containers - 0.1%
Packaging Corp. of America                             6,558          190,641
-----------------------------------------------------------------------------
Pharmaceuticals - 9.6%
Bristol-Myers Squibb Co.                             127,634        3,678,412
Eli Lilly & Co.                                       48,241        2,746,360
Merck & Co., Inc.                                    106,675        5,514,031
Pfizer, Inc.                                         361,452        8,830,271
                                                                   ----------
Total Pharmaceuticals                                              20,769,074
-----------------------------------------------------------------------------
Pipelines - 0.2%
National Fuel Gas Co.                                  3,693          172,869
ONEOK, Inc.                                            4,929          233,635
                                                                   ----------
Total Pipelines                                                       406,504
-----------------------------------------------------------------------------
REITS - 6.9%
Acadia Realty Trust                                    1,654           44,873
Agree Realty Corp.                                       594           18,616

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  23

WisdomTree High-Yielding Equity Fund

September 30, 2007

---------------------------------------------------------------------------
Investments                                        Shares          Value
---------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.               1,588        $  152,861
AMB Property Corp.                                  4,509           269,683
American Campus Communities, Inc.                   1,890            55,358
American Land Lease, Inc.                           1,938            43,547
Archstone-Smith Trust                               9,828           591,056
Ashford Hospitality Trust, Inc.                    10,111           101,616
Associated Estates Realty Corp.                     2,221            28,962
BioMed Realty Trust, Inc.                           4,747           114,403
BRE Properties, Inc. Class A                        2,637           147,487
Camden Property Trust                               3,276           210,483
Capital Lease Funding, Inc.                         4,358            44,670
Cedar Shopping Centers, Inc.                        5,596            76,218
Colonial Properties Trust                           6,656           228,301
Developers Diversified Realty Corp.                 6,240           348,629
DiamondRock Hospitality Co.                         7,000           121,870
Digital Realty Trust, Inc.                          2,278            89,730
Duke Realty Corp.                                  10,131           342,529
EastGroup Properties, Inc.                          1,222            55,308
Education Realty Trust, Inc.                        5,206            70,281
Entertainment Properties Trust                      2,966           150,673
Equity Inns, Inc.                                   5,101           115,181
Equity One, Inc.                                    5,777           157,134
Equity Residential                                 15,884           672,845
Extra Space Storage, Inc.                           5,474            84,245
Federal Realty Investment Trust                     2,203           195,186
FelCor Lodging Trust, Inc.                          4,961            98,873
First Industrial Realty Trust, Inc.                 3,656           142,109
Franklin Street Properties Corp.(a)                 7,246           124,994
General Growth Properties, Inc.                    12,188           653,520
Getty Realty Corp.                                  2,500            68,000
Glimcher Realty Trust                               3,801            89,324
GMH Communities Trust                               5,868            45,477
HCP, Inc.                                          14,763           489,689
Health Care REIT, Inc.                              7,097           313,971
Hersha Hospitality Trust                            3,856            38,174
Highwoods Properties, Inc.                          4,576           167,802
Home Properties, Inc.                               2,335           121,840
Hospitality Properties Trust                        7,378           299,916
Host Hotels & Resorts, Inc.                        26,812           601,660
HRPT Properties Trust                              25,963           256,774
Inland Real Estate Corp.(a)                         5,814            90,059
Investors Real Estate Trust                         5,751            62,111
Kilroy Realty Corp.                                 1,385            83,973
Kimco Realty Corp.                                 11,661           527,194
Kite Realty Group Trust                             2,414            45,383
LaSalle Hotel Properties                            2,600           109,408
Lexington Corporate Properties Trust(a)             7,947           159,019
LTC Properties, Inc.                                3,150            74,561
Macerich Co. (The)                                  3,900           341,562
Medical Properties Trust, Inc.                      5,406            72,008
Mid-America Apartment Communities, Inc.             1,566            78,065
Mission West Properties, Inc.                       1,944            23,620
National Health Investors, Inc.                     2,967            91,710
National Retail Properties, Inc.                    6,041           147,280
Nationwide Health Properties, Inc.                  7,587           228,596
Omega Healthcare Investors, Inc.                    6,971           108,260
One Liberty Properties, Inc.                        2,522            49,053
Parkway Properties, Inc.                            1,535            67,755
Pennsylvania Real Estate Investment Trust           3,731           145,285
Post Properties, Inc.                               2,846           110,140
Potlatch Corp.                                      2,802           126,174
Ramco-Gershenson Properties Trust                   1,877            58,637
Rayonier, Inc.                                      4,904           235,588
Realty Income Corp.                                 8,710           243,445
Regency Centers Corp.                               3,612           277,221
Republic Property Trust                             3,026            44,391
Saul Centers, Inc.                                    803            41,355
Senior Housing Properties Trust                     9,159           202,048
Simon Property Group, Inc.                          9,817           981,699
Sovran Self Storage, Inc.                           1,712            78,478
Strategic Hotels & Resorts, Inc.                    6,081           125,208
Sun Communities, Inc.                               2,087            62,777
Sunstone Hotel Investors, Inc.                      5,330           136,661
Tanger Factory Outlet Centers, Inc.                 1,522            61,778
Universal Health Realty Income Trust                1,736            61,680
Urstadt Biddle Properties, Inc. Class A             3,087            47,756
Ventas, Inc.                                        6,381           264,173
Vornado Realty Trust                                5,987           654,677
Washington Real Estate Investment Trust             3,673           121,870
Weingarten Realty Investors                         5,597           232,052
Winthrop Realty Trust                               7,650            51,485
                                                                 ----------
Total REITS                                                      14,768,063
---------------------------------------------------------------------------
Retail - 0.0%
Asbury Automotive Group, Inc.                       1,781            35,282
Kenneth Cole Productions, Inc. Class A                731            14,159
                                                                 ----------
Total Retail                                                         49,441
---------------------------------------------------------------------------
Savings & Loans - 1.7%
Astoria Financial Corp.                             2,713            71,976
Capitol Federal Financial                           5,707           195,179
Dime Community Bancshares                             150             2,246
First Defiance Financial Corp.                      1,614            43,578
First Niagara Financial Group, Inc.                 8,725           123,459
Flagstar Bancorp, Inc.                              3,885            37,801
New York Community Bancorp, Inc.                   25,425           484,346
Northwest Bancorp, Inc.                             2,733            77,781
United Community Financial Corp./OH                 5,607            40,483
Washington Federal, Inc.                            4,296           112,813
Washington Mutual, Inc.                            67,862         2,396,207
                                                                 ----------
Total Savings & Loans                                             3,585,869
---------------------------------------------------------------------------
Semiconductors - 0.2%
Microchip Technology, Inc.                          9,641           350,161
---------------------------------------------------------------------------

                       See Notes to Financial Statements.

24  WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree High-Yielding Equity Fund

September 30, 2007

------------------------------------------------------------------------------
Investments                                           Shares         Value
------------------------------------------------------------------------------
Software - 0.0%
Computer Programs & Systems, Inc.                         43      $      1,133
------------------------------------------------------------------------------
Telecommunications - 11.0%
Alaska Communications Systems Group, Inc.              3,858            55,748
AT&T, Inc.                                           308,310        13,044,595
Citizens Communications Co.                           33,081           473,720
Consolidated Communications Holdings, Inc.             3,212            62,987
Embarq Corp.                                           8,231           457,644
FairPoint Communications, Inc.                         4,433            83,606
Iowa Telecommunications Services, Inc.                 4,150            82,378
SureWest Communications                                  783            19,583
USA Mobility, Inc.                                     4,152            70,044
Verizon Communications, Inc.                         194,086         8,594,128
Windstream Corp.                                      47,564           671,604
                                                                  ------------
Total Telecommunications                                            23,616,037
------------------------------------------------------------------------------
Toys/Games/Hobbies - 0.2%
Mattel, Inc.                                          15,986           375,032
------------------------------------------------------------------------------
Trucking & Leasing - 0.0%
TAL International Group, Inc.                          1,212            30,385
------------------------------------------------------------------------------
Water - 0.0%
California Water Service Group                           806            31,023
Middlesex Water Co.                                    1,681            31,771
                                                                  ------------
Total Water                                                             62,794
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $208,470,522)                                               214,249,289
==============================================================================
SHORT-TERM INVESTMENT - 1.1%
MONEY MARKET FUND - 1.1%
United States - 1.1%
Columbia Cash Reserves Fund, 4.99%(b)
(Cost: $2,474,714)                                 2,474,714         2,474,714
==============================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 5.0%
MONEY MARKET FUNDS(c) - 5.0%
UBS Enhanced Yield Portfolio, 5.38%                8,173,809         8,173,809
UBS Private Money Market Fund LLC, 5.21%           2,634,839         2,634,839
                                                                  ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED (Cost: $10,808,648)(d)                            10,808,648
==============================================================================
TOTAL INVESTMENTS IN SECURITIES - 105.7%
(Cost: $221,753,884)(e)                                            227,532,651
Liabilities in Excess of Other Assets - (5.7)%                     (12,351,409)
                                                                  ------------
NET ASSETS - 100.0%                                               $215,181,242
==============================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Rate shown represents annualized 7-day yield as of September 30, 2007.

(c)   Interest rates shown reflect yields as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $10,460,581 and the total market value of the collateral held by the Fund was $10,808,648.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.


                                          WisdomTree Domestic Dividend Funds  25

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund

September 30, 2007

--------------------------------------------------------------------------
Investments                                       Shares          Value
--------------------------------------------------------------------------
COMMON STOCKS - 99.6%
Advertising - 0.1%
Omnicom Group, Inc.                                 4,915       $  236,362
--------------------------------------------------------------------------
Aerospace/Defense - 2.1%
Boeing Co. (The)                                   15,860        1,665,141
General Dynamics Corp.                              7,454          629,639
L-3 Communications Holdings, Inc.                     695           70,987
Lockheed Martin Corp.                              10,733        1,164,423
Northrop Grumman Corp.                             11,138          868,764
Raytheon Co.                                       12,368          789,326
Rockwell Collins, Inc.                                480           35,059
United Technologies Corp.                          24,423        1,965,564
                                                                ----------
Total Aerospace/Defense                                          7,188,903
--------------------------------------------------------------------------
Agriculture - 3.1%
Altria Group, Inc.                                126,722        8,810,981
Reynolds American, Inc.                            20,422        1,298,635
UST, Inc.                                           9,709          481,566
                                                                ----------
Total Agriculture                                               10,591,182
--------------------------------------------------------------------------
Airlines - 0.0%
Southwest Airlines Co.                                141            2,087
--------------------------------------------------------------------------
Apparel - 0.3%
NIKE, Inc. Class B                                 11,362          666,495
VF Corp.                                            2,793          225,535
                                                                ----------
Total Apparel                                                      892,030
--------------------------------------------------------------------------
Auto Manufacturers - 0.3%
General Motors Corp.                               21,190          777,673
Paccar, Inc.                                        4,510          384,478
                                                                ----------
Total Auto Manufacturers                                         1,162,151
--------------------------------------------------------------------------
Auto Parts & Equipment - 0.2%
Johnson Controls, Inc.                              5,380          635,432
--------------------------------------------------------------------------
Banks - 12.0%
Bank of America Corp.                             276,470       13,898,148
Bank of New York Mellon Corp. (The)                39,330        1,736,026
BB&T Corp.                                         34,967        1,412,317
Capital One Financial Corp.                           254           16,873
Comerica, Inc.                                     10,436          535,158
Fifth Third Bancorp                                37,351        1,265,452
KeyCorp(a)                                         22,742          735,249
M&T Bank Corp.                                      2,484          256,970
Marshall & Ilsley Corp.                            10,804          472,891
National City Corp.                                41,701        1,046,278
Northern Trust Corp.                                5,975          395,963
PNC Financial Services Group, Inc. (The)           13,548          922,619
Regions Financial Corp.                            44,566        1,313,806
State Street Corp.                                  6,332          431,589
SunTrust Banks, Inc.                               18,821        1,424,185
Synovus Financial Corp.                            14,391          403,668
U.S. Bancorp                                      102,114        3,321,768
UnionBanCal Corp.                                   7,401          432,292
Wachovia Corp.                                    121,989        6,117,748
Wells Fargo & Co.                                 154,130        5,490,111
Zions Bancorp                                         182           12,498
                                                                ----------
Total Banks                                                     41,641,609
--------------------------------------------------------------------------
Beverages - 3.0%
Anheuser-Busch Cos., Inc.                          28,273        1,413,367
Coca-Cola Co. (The)                                91,862        5,279,309
Coca-Cola Enterprises, Inc.                        11,280          273,202
PepsiCo, Inc.                                      47,081        3,449,154
                                                                ----------
Total Beverages                                                 10,415,032
--------------------------------------------------------------------------
Building Materials - 0.2%
American Standard Cos., Inc.                        4,654          165,775
Masco Corp.                                        20,297          470,282
                                                                ----------
Total Building Materials                                           636,057
--------------------------------------------------------------------------
Chemicals - 2.1%
Air Products & Chemicals, Inc.                      6,547          640,035
Dow Chemical Co. (The)                             53,008        2,282,524
E.I. du Pont de Nemours & Co.                      42,943        2,128,255
Ecolab, Inc.                                          629           29,689
Monsanto Co.                                        5,511          472,513
PPG Industries, Inc.                                7,319          552,950
Praxair, Inc.                                       7,670          642,439
Rohm & Haas Co.                                     8,076          449,591
Sherwin-Williams Co. (The)                          3,150          206,987
                                                                ----------
Total Chemicals                                                  7,404,983
--------------------------------------------------------------------------
Coal - 0.0%
Peabody Energy Corp.                                2,601          124,510
--------------------------------------------------------------------------
Commercial Services - 0.1%
McKesson Corp.                                      2,111          124,106
R.R. Donnelley & Sons Co.                           9,475          346,406
                                                                ----------
Total Commercial Services                                          470,512
--------------------------------------------------------------------------
Computers - 1.5%
Electronic Data Systems Corp.                       5,537          120,928
Hewlett-Packard Co.                                32,876        1,636,896
International Business Machines Corp.              29,110        3,429,158
                                                                ----------
Total Computers                                                  5,186,982
--------------------------------------------------------------------------
Cosmetics/Personal Care - 2.3%
Avon Products, Inc.                                14,122          529,999
Colgate-Palmolive Co.                              14,970        1,067,660
Procter & Gamble Co.                               92,629        6,515,524
                                                                ----------
Total Cosmetics/Personal Care                                    8,113,183
--------------------------------------------------------------------------
Distribution/Wholesale - 0.1%
Genuine Parts Co.                                   7,257          362,850
--------------------------------------------------------------------------
Diversified Financial Services - 8.9%
American Express Co.                               18,218        1,081,603
Ameriprise Financial, Inc.                          3,297          208,074
BlackRock, Inc.                                     2,069          358,785

                       See Notes to Financial Statements.

26  WisdomTree Domestic Dividend Funds

WisdomTree LargeCap Dividend Fund

September 30, 2007

-------------------------------------------------------------------------------
Investments                                            Shares           Value
-------------------------------------------------------------------------------
Charles Schwab Corp. (The)                              19,894       $  429,710
Citigroup, Inc.                                        287,446       13,415,104
CME Group, Inc.                                            241          141,551
Countrywide Financial Corp.(a)                          30,363          577,201
Fannie Mae                                              15,556          945,960
Franklin Resources, Inc.                                 1,665          212,288
Freddie Mac                                             39,772        2,346,946
Goldman Sachs Group, Inc.                                4,513          978,148
JPMorgan Chase & Co.                                   150,907        6,914,558
Legg Mason, Inc.                                         1,841          155,178
Lehman Brothers Holdings, Inc.                           5,107          315,255
Merrill Lynch & Co., Inc.(a)                            14,932        1,064,353
Morgan Stanley                                          22,213        1,399,419
T. Rowe Price Group, Inc.                                5,433          302,564
                                                                     ----------
Total Diversified Financial Services                                 30,846,697
-------------------------------------------------------------------------------
Electric - 5.5%
Ameren Corp.                                            17,860          937,650
American Electric Power Co., Inc.                       21,995        1,013,530
Consolidated Edison, Inc.                               18,131          839,465
Constellation Energy Group, Inc.                         6,005          515,169
Dominion Resources, Inc.                                17,894        1,508,464
DTE Energy Co.                                          11,507          557,399
Duke Energy Corp.                                       74,972        1,401,227
Edison International                                    11,402          632,241
Entergy Corp.                                            7,243          784,344
Exelon Corp.                                            26,161        1,971,493
FirstEnergy Corp.                                       14,226          901,075
FPL Group, Inc.                                         16,873        1,027,228
PG&E Corp.                                              14,829          708,826
PPL Corp.                                               17,085          791,036
Progress Energy, Inc.                                   19,052          892,586
Public Service Enterprise Group, Inc.                   12,666        1,114,481
Southern Co.(a)                                         59,278        2,150,606
TXU Corp.                                               10,693          732,150
Xcel Energy, Inc.                                       23,701          510,520
                                                                     ----------
Total Electric                                                       18,989,490
-------------------------------------------------------------------------------
Electrical Components & Equipment - 0.4%
Emerson Electric Co.                                    28,763        1,530,767
-------------------------------------------------------------------------------
Engineering & Construction - 0.1%
Fluor Corp.                                              1,393          200,564
-------------------------------------------------------------------------------
Entertainment - 0.1%
International Game Technology                            6,482          279,374
-------------------------------------------------------------------------------
Environmental Control - 0.1%
Waste Management, Inc.                                   6,541          246,857
-------------------------------------------------------------------------------
Food - 1.8%
Campbell Soup Co.                                       12,552          464,424
ConAgra Foods, Inc.                                     21,148          552,597
General Mills, Inc.                                     14,711          853,385
H.J. Heinz Co. Ltd.                                     15,468          714,622
Hershey Co. (The)                                        6,400          297,024
Kellogg Co.                                             15,171          849,576
Kraft Foods, Inc. Class A                                9,329          321,944
Kroger Co. (The)(a)                                     13,973          398,510
Safeway, Inc.                                            5,431          179,820
Sara Lee Corp.                                          26,843          448,010
SYSCO Corp.                                             19,388          690,019
Wm. Wrigley Jr. Co.                                      6,675          428,735
                                                                     ----------
Total Food                                                            6,198,666
-------------------------------------------------------------------------------
Forest Products & Paper - 0.5%
International Paper Co.                                 20,361          730,349
Weyerhaeuser Co.                                        12,998          939,755
                                                                     ----------
Total Forest Products & Paper                                         1,670,104
-------------------------------------------------------------------------------
Gas - 0.1%
Sempra Energy                                            8,795          511,165
-------------------------------------------------------------------------------
Healthcare-Products - 2.4%
Baxter International, Inc.                              12,592          708,678
Becton Dickinson & Co.                                   4,975          408,199
C.R. Bard, Inc.                                          1,100           97,009
Johnson & Johnson                                       97,684        6,417,839
Medtronic, Inc.                                         14,369          810,555
Stryker Corp.                                            1,665          114,485
                                                                     ----------
Total Healthcare-Products                                             8,556,765
-------------------------------------------------------------------------------
Healthcare-Services - 0.0%
Aetna, Inc.                                                204           11,072
UnitedHealth Group, Inc.                                   194            9,395
                                                                     ----------
Total Healthcare-Services                                                20,467
-------------------------------------------------------------------------------
Household Products/Wares - 0.6%
Clorox Co. (The)                                         4,491          273,906
Fortune Brands, Inc.                                     4,454          362,956
Kimberly-Clark Corp.                                    20,020        1,406,606
                                                                     ----------
Total Household Products/Wares                                        2,043,468
-------------------------------------------------------------------------------
Housewares - 0.1%
Newell Rubbermaid, Inc.                                 12,101          348,751
-------------------------------------------------------------------------------
Insurance - 3.2%
Allstate Corp. (The)                                    20,394        1,166,333
American Family Life Assurance Co., Inc.                12,259          699,253
American International Group, Inc.                      36,125        2,443,857
AON Corp.                                                8,174          366,277
Chubb Corp. (The)                                       11,761          630,860
Cigna Corp.                                                146            7,780
Genworth Financial, Inc. Class A                         7,849          241,200
Hartford Financial Services Group, Inc. (The)           10,962        1,014,533
Lincoln National Corp.                                  10,205          673,224
Loews Corp.                                              3,963          191,611
Marsh & McLennan Cos., Inc.                             17,650          450,075
MBIA, Inc.                                               3,867          236,080
Metlife, Inc.                                           11,308          788,507

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  27

WisdomTree LargeCap Dividend Fund

September 30, 2007

------------------------------------------------------------------------------
Investments                                           Shares           Value
------------------------------------------------------------------------------
Principal Financial Group, Inc.                         5,819       $  367,121
Progressive Corp. (The)                                   266            5,163
Prudential Financial, Inc.                              8,187          798,887
Travelers Cos., Inc. (The)                             20,498        1,031,869
                                                                    ----------
Total Insurance                                                     11,112,630
------------------------------------------------------------------------------
Iron/Steel - 0.1%
Allegheny Technologies, Inc.                              365           40,132
Nucor Corp.                                               554           32,946
United States Steel Corp.                               1,070          113,356
                                                                    ----------
Total Iron/Steel                                                       186,434
------------------------------------------------------------------------------
Lodging - 0.3%
Harrah's Entertainment, Inc.                            5,665          492,457
Hilton Hotels Corp.                                     3,497          162,576
Marriott International, Inc. Class A                    3,197          138,974
Starwood Hotels & Resorts Worldwide, Inc.               4,105          249,379
                                                                    ----------
Total Lodging                                                        1,043,386
------------------------------------------------------------------------------
Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.                                      18,647        1,462,484
------------------------------------------------------------------------------
Machinery-Diversified - 0.4%
Deere & Co.                                             6,317          937,569
Rockwell Automation, Inc.                               4,758          330,729
                                                                    ----------
Total Machinery-Diversified                                          1,268,298
------------------------------------------------------------------------------
Media - 1.2%
CBS Corp. Class B                                      31,119          980,249
Clear Channel Communications, Inc.                     15,605          584,251
News Corp. Class A                                     18,781          412,994
News Corp. Class B                                      7,392          172,899
Time Warner, Inc.                                      64,221        1,179,097
Walt Disney Co. (The)                                  28,727          987,922
                                                                    ----------
Total Media                                                          4,317,412
------------------------------------------------------------------------------
Metal Fabricate/Hardware - 0.0%
Precision Castparts Corp.                                 132           19,533
------------------------------------------------------------------------------
Mining - 2.5%
Alcoa, Inc.                                            24,700          966,264
Freeport-McMoRan Copper & Gold, Inc. Class B            6,651          697,623
Newmont Mining Corp.                                   14,961          669,206
Southern Copper Corp.                                  49,773        6,163,391
                                                                    ----------
Total Mining                                                         8,496,484
------------------------------------------------------------------------------
Miscellaneous Manufacturing - 7.0%
3M Co.                                                 26,980        2,524,788
Danaher Corp.                                             139           11,497
Dover Corp.                                             4,869          248,076
Eaton Corp.                                             4,536          449,245
General Electric Co.                                  432,452       17,903,513
Honeywell International, Inc.                          25,558        1,519,934
Illinois Tool Works, Inc.                              14,943          891,201
ITT Industries, Inc.                                      369           25,066
Parker Hannifin Corp.                                   1,677          187,539
Textron, Inc.                                           6,182          384,582
                                                                    ----------
Total Miscellaneous Manufacturing                                   24,145,441
------------------------------------------------------------------------------
Office/Business Equipment - 0.1%
Pitney Bowes, Inc.                                      9,134          414,866
------------------------------------------------------------------------------
Oil & Gas - 9.4%
Apache Corp.                                           11,525        1,037,942
Chesapeake Energy Corp.                                 5,291          186,561
Chevron Corp.                                          92,823        8,686,375
ConocoPhillips                                         58,195        5,107,775
Devon Energy Corp.                                      6,238          519,002
Diamond Offshore Drilling, Inc.                         1,226          138,894
ENSCO International, Inc.                                 188           10,547
EOG Resources, Inc.                                     4,325          312,827
Exxon Mobil Corp.(a)                                  143,887       13,318,180
Hess Corp.                                              3,303          219,749
Marathon Oil Corp.                                     17,622        1,004,806
Murphy Oil Corp.                                        4,530          316,602
Noble Energy, Inc.                                      3,039          212,852
Occidental Petroleum Corp.                             11,353          727,500
Valero Energy Corp.                                     5,202          349,470
XTO Energy, Inc.                                        3,809          235,549
                                                                    ----------
Total Oil & Gas                                                     32,384,631
------------------------------------------------------------------------------
Oil & Gas Services - 0.0%
Smith International, Inc.                               2,373          169,432
------------------------------------------------------------------------------
Pharmaceuticals - 8.1%
Abbott Laboratories                                    57,470        3,081,541
Allergan, Inc.                                            644           41,519
AmerisourceBergen Corp.                                   682           30,915
Bristol-Myers Squibb Co.                              156,251        4,503,154
Cardinal Health, Inc.                                   3,355          209,788
Eli Lilly & Co.                                        50,023        2,847,809
Merck & Co., Inc.                                     109,742        5,672,564
Pfizer, Inc.                                          388,203        9,483,800
Schering-Plough Corp.                                   3,665          115,924
Wyeth                                                  42,929        1,912,487
                                                                    ----------
Total Pharmaceuticals                                               27,899,501
------------------------------------------------------------------------------
Pipelines - 0.2%
El Paso Corp.                                          10,968          186,127
Williams Cos., Inc. (The)                              11,451          390,021
                                                                    ----------
Total Pipelines                                                        576,148
------------------------------------------------------------------------------
REITS - 1.5%
Archstone-Smith Trust(a)                                9,382          564,233
AvalonBay Communities, Inc.                             2,533          299,046
Boston Properties, Inc.                                 4,034          419,133
Equity Residential                                     14,814          627,521
General Growth Properties, Inc.                        11,701          627,408

                       See Notes to Financial Statements.

28  WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund

September 30, 2007

Investments                                        Shares            Value
------------------------------------------------------------------------------
Host Hotels & Resorts, Inc.                          24,451       $    548,680
ProLogis                                              8,979            595,757
Simon Property Group, Inc.(a)                         9,768            976,800
Vornado Realty Trust                                  5,666            619,577
                                                                  ------------
Total REITS                                                          5,278,155
------------------------------------------------------------------------------
Retail - 3.8%
Best Buy Co., Inc.                                    2,711            124,760
Costco Wholesale Corp.                                7,224            443,337
CVS Corp.                                            15,785            625,560
Gap, Inc. (The)                                      13,655            251,798
Home Depot, Inc. (The)(a)                            72,432          2,349,694
J.C. Penney Co., Inc.                                 3,105            196,764
Limited Brands, Inc.                                 10,165            232,677
Lowe's Cos., Inc.                                    16,377            458,884
McDonald's Corp.                                     43,607          2,375,273
Nordstrom, Inc.                                       3,705            173,727
Staples, Inc.                                         9,584            205,960
Target Corp.                                         10,509            668,057
TJX Cos., Inc.                                        7,430            215,990
Walgreen Co.                                         12,477            589,413
Wal-Mart Stores, Inc.                                89,679          3,914,489
Yum! Brands, Inc.                                     7,635            258,292
                                                                  ------------
Total Retail                                                        13,084,675
------------------------------------------------------------------------------
Savings & Loans - 0.7%
Sovereign Bancorp, Inc.                              28,299            482,215
Washington Mutual, Inc.                              53,980          1,906,034
                                                                  ------------
Total Savings & Loans                                                2,388,249
------------------------------------------------------------------------------
Semiconductors - 2.1%
Analog Devices, Inc.                                 11,603            419,564
Applied Materials, Inc.                              22,896            473,947
Intel Corp.                                         185,498          4,796,979
KLA -Tencor Corp.                                     2,712            151,275
Linear Technology Corp.                               8,526            298,325
Maxim Integrated Products, Inc.                      11,409            334,854
National Semiconductor Corp.                          5,850            158,652
Texas Instruments, Inc.                              11,898            435,348
Xilinx, Inc.                                          7,116            186,012
                                                                  ------------
Total Semiconductors                                                 7,254,956
------------------------------------------------------------------------------
Software - 2.1%
Automatic Data Processing, Inc.                      14,778            678,754
CA, Inc.                                              6,574            169,083
Mastercard, Inc. Class A                                182             26,931
Microsoft Corp.                                     198,434          5,845,865
Paychex, Inc.                                        12,009            492,369
                                                                  ------------
Total Software                                                       7,213,002
------------------------------------------------------------------------------
Telecommunications - 7.3%
ALLTEL Corp.                                          4,872            339,481
AT&T, Inc.                                          316,158         13,376,645
Embarq Corp.                                          8,602            478,271
Motorola, Inc.                                       15,242            282,434
QUALCOMM, Inc.                                       32,086          1,355,954
Sprint Nextel Corp.                                  25,205            478,895
Verizon Communications, Inc.                        200,353          8,871,631
Virgin Media, Inc.                                    1,406             34,124
                                                                  ------------
Total Telecommunications                                            25,217,435
------------------------------------------------------------------------------
Toys/Games/Hobbies - 0.1%
Mattel, Inc.                                         16,912            396,756
------------------------------------------------------------------------------
Transportation - 1.1%
Burlington Northern Santa Fe Corp.                    7,090            575,495
C.H. Robinson Worldwide, Inc.                         4,567            247,942
CSX Corp.                                             7,116            304,067
Expeditors International Washington, Inc.             2,058             97,343
FedEx Corp.                                           1,435            150,316
Norfolk Southern Corp.                                8,592            446,011
Union Pacific Corp.                                   5,340            603,740
United Parcel Service, Inc. Class B                  19,241          1,445,000
                                                                  ------------
Total Transportation                                                 3,869,914
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $327,140,869)                                               344,706,822
==============================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 3.2%
MONEY MARKET FUNDS(b) - 3.2%
AIM Prime Portfolio, 5.08%                                2                  2
UBS Enhanced Yield Portfolio, 5.38%               7,802,772          7,802,772
UBS Private Money Market Fund LLC, 5.21%          3,225,419          3,225,419
                                                                  ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED (Cost: $11,028,193)(c)                            11,028,193
==============================================================================
TOTAL INVESTMENTS IN SECURITIES - 102.8%
(Cost: $338,169,062)(d)                                            355,735,015
Liabilities in Excess of Cash and Other
Assets - (2.8)%                                                     (9,834,913)
                                                                  ------------
NET ASSETS - 100.0%                                               $345,900,102
==============================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Interest rates shown reflect yields as of September 30, 2007.

(c) At September 30, 2007, the total market value of the Fund's securities on loan was $10,737,360 and the total market value of the collateral held by the Fund was $11,028,193.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  29

Schedule of Investments (unaudited)

WisdomTree Dividend Top 100 Fund

September 30, 2007

-------------------------------------------------------------------------
Investments                                         Shares       Value
-------------------------------------------------------------------------
COMMON STOCKS - 99.7%
Agriculture - 3.3%
Altria Group, Inc.                                 25,096      $1,744,925
Reynolds American, Inc.(a)                         48,525       3,085,704
UST, Inc.                                          46,363       2,299,605
                                                               ----------
Total Agriculture                                               7,130,234
-------------------------------------------------------------------------
Apparel - 0.6%
VF Corp.                                           16,666       1,345,780
-------------------------------------------------------------------------
Auto Manufacturers - 1.2%
General Motors Corp.(a)                            69,961       2,567,569
-------------------------------------------------------------------------
Banks - 15.5%
Bank of America Corp.                              50,697       2,548,538
Bank of New York Mellon Corp. (The)                63,676       2,810,659
BB&T Corp.                                         59,656       2,409,506
Comerica, Inc.                                     42,068       2,157,247
Fifth Third Bancorp                                67,746       2,295,234
KeyCorp                                            69,255       2,239,014
Marshall & Ilsley Corp.                            33,765       1,477,894
National City Corp.                                66,989       1,680,754
PNC Financial Services Group, Inc. (The)           25,801       1,757,048
Regions Financial Corp.                            68,215       2,010,978
SunTrust Banks, Inc.                               23,852       1,804,881
Synovus Financial Corp.                            53,268       1,494,167
U.S. BanCorp.                                      76,005       2,472,443
UnionBanCal Corp.                                  34,557       2,018,474
Wachovia Corp.                                     50,384       2,526,758
Wells Fargo & Co.                                  58,993       2,101,331
                                                               ----------
Total Banks                                                    33,804,926
-------------------------------------------------------------------------
Beverages - 1.8%
Anheuser-Busch Cos., Inc.                          35,840       1,791,642
Coca-Cola Co. (The)                                37,369       2,147,596
                                                               ----------
Total Beverages                                                 3,939,238
-------------------------------------------------------------------------
Building Materials - 0.6%
Masco Corp.                                        59,405       1,376,414
-------------------------------------------------------------------------
Chemicals - 4.0%
Dow Chemical Co. (The)                             61,331       2,640,914
E.I. du Pont de Nemours & Co.                      43,041       2,133,112
PPG Industries, Inc.                               29,777       2,249,652
Rohm & Haas Co.                                    31,623       1,760,452
                                                               ----------
Total Chemicals                                                 8,784,130
-------------------------------------------------------------------------
Commercial Services - 1.4%
H&R Block, Inc.                                    36,049         763,518
R.R. Donnelley & Sons Co.                          63,147       2,308,654
                                                               ----------
Total Commercial Services                                       3,072,172
-------------------------------------------------------------------------
Distribution/Wholesale - 0.9%
Genuine Parts Co.                                  40,404       2,020,200
-------------------------------------------------------------------------
Diversified Financial Services - 2.5%
Citigroup, Inc.                                    52,135       2,433,141
Freddie Mac                                        25,530       1,506,525
JPMorgan Chase & Co.                               31,271       1,432,837
                                                               ----------
Total Diversified Financial Services                            5,372,503
-------------------------------------------------------------------------
Electric - 20.0%
Ameren Corp.                                       55,916       2,935,590
American Electric Power Co., Inc.                  58,959       2,716,831
Consolidated Edison, Inc.                          65,089       3,013,621
Dominion Resources, Inc.                           27,866       2,349,104
DTE Energy Co.                                     61,331       2,970,874
Duke Energy Corp.                                  84,007       1,570,091
Edison International(a)                            33,768       1,872,436
Entergy Corp.                                      17,011       1,842,121
Exelon Corp.                                       30,849       2,324,781
FirstEnergy Corp.                                  33,197       2,102,698
FPL Group, Inc.                                    34,929       2,126,478
PG&E Corp.                                         41,256       1,972,037
PPL Corp.                                          54,840       2,539,092
Progress Energy, Inc.                              69,826       3,271,348
Public Service Enterprise Group, Inc.              33,270       2,927,427
Southern Co.                                       97,323       3,530,877
TXU Corp.                                          16,520       1,131,124
Xcel Energy, Inc.                                 111,471       2,401,085
                                                               ----------
Total Electric                                                 43,597,615
-------------------------------------------------------------------------
Electrical Components & Equipment - 0.9%
Emerson Electric Co.                               35,123       1,869,246
-------------------------------------------------------------------------
Environmental Control - 0.3%
Waste Management, Inc.                             16,457         621,087
-------------------------------------------------------------------------
Food - 5.4%
ConAgra Foods, Inc.                                71,167       1,859,594
General Mills, Inc.                                30,938       1,794,713
H.J. Heinz Co. Ltd.                                47,068       2,174,542
Kellogg Co.                                        33,771       1,891,176
Kraft Foods, Inc. Class A                          75,936       2,620,551
Sara Lee Corp.                                     87,676       1,463,312
                                                               ----------
Total Food                                                     11,803,888
-------------------------------------------------------------------------
Forest Products & Paper - 2.2%
International Paper Co.(a)                         59,275       2,126,194
Weyerhaeuser Co.                                   37,179       2,688,042
                                                               ----------
Total Forest Products & Paper                                   4,814,236
-------------------------------------------------------------------------
Healthcare-Products - 0.1%
Johnson & Johnson                                   3,094         203,276
-------------------------------------------------------------------------
Household Products/Wares - 0.9%
Kimberly-Clark Corp.                               29,296       2,058,337
-------------------------------------------------------------------------
Housewares - 1.1%
Newell Rubbermaid, Inc.                            83,097       2,394,856
-------------------------------------------------------------------------
Insurance - 2.2%
Hartford Financial Services Group, Inc. (The)      24,899       2,304,402
Lincoln National Corp.                             37,170       2,452,105
                                                               ----------
Total Insurance                                                 4,756,507
-------------------------------------------------------------------------

                       See Notes to Financial Statements.

30  WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend Top 100 Fund

September 30, 2007

----------------------------------------------------------------------------------
Investments                                             Shares            Value
----------------------------------------------------------------------------------
Media - 0.7%
CBS Corp. Class B                                         51,254      $  1,614,501
----------------------------------------------------------------------------------
Mining - 6.9%
Southern Copper Corp.(a)                                 120,614        14,935,632
----------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.9%
3M Co.                                                    18,332         1,715,509
General Electric Co.                                      59,457         2,461,519
                                                                      ------------
Total Miscellaneous Manufacturing                                        4,177,028
----------------------------------------------------------------------------------
Office/Business Equipment - 0.9%
Pitney Bowes, Inc.                                        43,889         1,993,438
----------------------------------------------------------------------------------
Oil & Gas - 1.1%
Chevron Corp.                                             26,658         2,494,656
----------------------------------------------------------------------------------
Pharmaceuticals - 6.0%
Abbott Laboratories                                       39,816         2,134,934
Bristol-Myers Squibb Co.                                 126,648         3,649,995
Eli Lilly & Co.                                           37,347         2,126,165
Merck & Co., Inc.                                         55,763         2,882,389
Pfizer, Inc.                                              89,057         2,175,662
                                                                      ------------
Total Pharmaceuticals                                                   12,969,145
----------------------------------------------------------------------------------
REITS - 7.8%
Archstone-Smith Trust                                     32,138         1,932,779
AvalonBay Communities, Inc.                               11,768         1,389,330
Boston Properties, Inc.                                   13,211         1,372,623
Equity Residential                                        31,883         1,350,564
General Growth Properties, Inc.                           40,597         2,176,811
Host Hotels & Resorts, Inc.(a)                            74,403         1,669,603
Kimco Realty Corp.                                        44,547         2,013,970
ProLogis                                                  25,142         1,668,172
Simon Property Group, Inc.(a)                             19,549         1,954,900
Vornado Realty Trust                                      14,351         1,569,282
                                                                      ------------
Total REITS                                                             17,098,034
----------------------------------------------------------------------------------
Retail - 1.7%
Home Depot, Inc. (The)                                    41,408         1,343,276
McDonald's Corp.                                          45,003         2,451,313
                                                                      ------------
Total Retail                                                             3,794,589
----------------------------------------------------------------------------------
Savings & Loans - 1.2%
Washington Mutual, Inc.                                   71,247         2,515,732
----------------------------------------------------------------------------------
Telecommunications - 5.4%
AT&T, Inc.                                               122,060         5,164,358
Embarq Corp.                                              50,403         2,802,407
Verizon Communications, Inc.                              87,377         3,869,054
                                                                      ------------
Total Telecommunications                                                11,835,819
----------------------------------------------------------------------------------
Toys/Games/Hobbies - 1.2%
Mattel, Inc.                                             106,813         2,505,833
----------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $209,813,418)                                                   217,466,621
==================================================================================

SHORT-TERM INVESTMENT - 0.9%
MONEY MARKET FUND - 0.9%
Columbia Cash Reserves Fund, 4.99%(b)
(Cost: $1,930,553)                                     1,930,553         1,930,553
==================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 7.4%
MONEY MARKET FUNDS(c) - 7.4%
UBS Enhanced Yield Portfolio, 5.38%                    9,874,634         9,874,634
UBS Private Money Market Fund LLC, 5.21%               6,277,366         6,277,366
                                                                      ------------
TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED
(Cost: $16,152,000)(d)                                                  16,152,000
==================================================================================
TOTAL INVESTMENTS IN SECURITIES - 108.0%
(Cost: $227,895,971)(e)                                                235,549,174
Liabilities in Excess of Other Assets - (8.0)%                         (17,391,598)
                                                                      ============
NET ASSETS - 100.0%                                                   $218,157,576
==================================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Rate shown represents annualized 7-day yield as of September 30, 2007.

(c)   Interest rates shown reflect yields as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $15,665,682 and the total market value of the collateral held by the Fund was $16,152,000.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  31

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund

September 30, 2007

-------------------------------------------------------------------------
Investments                                       Shares          Value
-------------------------------------------------------------------------
COMMON STOCKS - 99.1%
Advertising - 0.0%
Harte-Hanks, Inc.                                  2,597        $  51,109
-------------------------------------------------------------------------
Aerospace/Defense - 0.6%
DRS Technologies, Inc.                             1,338           73,751
Goodrich Corp.                                     7,605          518,889
                                                                ---------
Total Aerospace/Defense                                           592,640
-------------------------------------------------------------------------
Agriculture - 0.9%
Loews Corp.                                       11,353          933,557
-------------------------------------------------------------------------
Apparel - 0.4%
Columbia Sportswear Co.                            1,340           74,115
Liz Claiborne, Inc.                                3,264          112,053
Phillips-Van Heusen Corp.                            715           37,523
Polo Ralph Lauren Corp.                            1,277           99,287
Wolverine World Wide, Inc.                         2,060           56,444
                                                                ---------
Total Apparel                                                     379,422
-------------------------------------------------------------------------
Auto Manufacturers - 0.1%
Oshkosh Truck Corp.                                2,189          135,652
-------------------------------------------------------------------------
Auto Parts & Equipment - 0.2%
BorgWarner, Inc.                                   2,397          219,397
-------------------------------------------------------------------------
Banks - 6.9%
Associated Banc-Corp                              16,853          499,354
BancorpSouth, Inc.                                 8,784          213,451
Bank of Hawaii Corp.                               5,727          302,672
BOK Financial Corp.                                2,802          144,051
Cathay General Bancorp                             2,107           67,866
City National Corp.                                4,060          282,211
Colonial BancGroup, Inc. (The)                    16,821          363,670
Commerce Bancorp, Inc.                             9,093          352,627
Commerce Bancshares, Inc.                          4,629          212,425
Cullen/Frost Bankers, Inc.                         4,769          239,022
East West Bancorp, Inc.                            1,582           56,889
First Citizens BancShares, Inc. Class A              327           57,029
First Horizon National Corp.(a)                   21,320          568,391
First Midwest Bancorp, Inc.                        5,669          193,653
FirstMerit Corp.                                  16,449          325,032
Fulton Financial Corp.                            21,706          312,132
Hancock Holding Co.                                2,065           82,765
Huntington Bancshares, Inc.                       51,212          869,580
International Bancshares Corp.                     6,200          134,540
People's United Financial, Inc.                   23,605          407,894
South Financial Group, Inc. (The)                  9,097          206,866
TCF Financial Corp.                               16,698          437,154
Trustmark Corp.                                    5,459          153,070
Umpqua Holdings Corp.                              6,764          135,348
Valley National Bancorp                           14,029          311,163
Webster Financial Corp.                            4,630          195,016
Wilmington Trust Corp.                             7,618          296,340
                                                                ---------
Total Banks                                                     7,420,211
-------------------------------------------------------------------------
Beverages - 1.6%
Brown-Forman Corp. Class A                         3,403          265,434
Brown-Forman Corp. Class B                         4,088          306,232
Molson Coors Brewing Co. Class B                   4,294          427,983
Pepsi Bottling Group, Inc.                        11,443          425,336
PepsiAmericas, Inc.                               10,386          336,922
                                                                ---------
Total Beverages                                                 1,761,907
-------------------------------------------------------------------------
Building Materials - 0.7%
Eagle Materials, Inc.                              2,741           97,963
Florida Rock Industries, Inc.                      3,715          232,150
Lennox International, Inc.                         3,727          125,973
Martin Marietta Materials, Inc.                    1,790          239,055
Texas Industries, Inc.                               422           33,127
                                                                ---------
Total Building Materials                                          728,268
-------------------------------------------------------------------------
Chemicals - 4.6%
Airgas, Inc.                                       1,845           95,257
Albemarle Corp.                                    3,497          154,567
Ashland, Inc.                                      3,701          222,837
Cabot Corp.                                        4,336          154,058
Celanese Corp. Series A                            4,555          177,554
Chemtura Corp.                                    18,866          167,719
Cytec Industries, Inc.                             1,213           82,957
Eastman Chemical Co.                               8,648          577,081
FMC Corp.                                          2,728          141,911
International Flavors & Fragrances, Inc.           5,426          286,818
Kronos Worldwide, Inc.                             5,509          104,010
Lubrizol Corp.                                     5,303          345,013
Lyondell Chemical Co.                             32,859        1,523,015
RPM International, Inc.                           14,867          356,065
Sigma-Aldrich Corp.                                5,032          245,260
Valhi, Inc.                                        5,912          140,410
Valspar Corp. (The)                                5,556          151,179
Westlake Chemical Corp.                            2,012           50,964
                                                                ---------
Total Chemicals                                                 4,976,675
-------------------------------------------------------------------------
Coal - 0.4%
Arch Coal, Inc.                                    3,325          112,186
CONSUL Energy, Inc.                                4,703          219,159
Foundation Coal Holdings, Inc.                       914           35,829
Massey Energy Co.                                  1,900           41,458
                                                                ---------
Total Coal                                                        408,632
-------------------------------------------------------------------------
Commercial Services - 1.2%
Corporate Executive Board Co.                      1,703          126,431
DeVry, Inc.                                          942           34,863
Equifax, Inc.                                      1,752           66,786
Manpower, Inc.                                     2,962          190,605
Pharmaceutical Product Development, Inc.           2,090           74,070
Robert Half International, Inc.                    5,114          152,704
Service Corp. International                       12,930          166,797
Sotheby's Class A                                  2,973          142,080
Watson Wyatt Worldwide, Inc. Class A                 867           38,963
Weight Watchers International, Inc.                4,821          277,496
                                                                ---------
Total Commercial Services                                       1,270,795
-------------------------------------------------------------------------

                       See Notes to Financial Statements.

32  WisdomTree Domestic Dividend Funds

WisdomTree MidCap Dividend Fund

September 30, 2007

--------------------------------------------------------------------------
Investments                                       Shares          Value
--------------------------------------------------------------------------
Computers - 0.3%
Diebold, Inc.                                      4,375        $  198,713
Factset Research Systems, Inc.                       754            51,687
Jack Henry & Associates, Inc.                      2,762            71,425
                                                                ----------
Total Computers                                                    321,825
--------------------------------------------------------------------------
Cosmetics/Personal Care - 0.4%
Alberto-Culver Co.                                10,720           265,748
Estee Lauder Cos., Inc. (The) Class A              4,997           212,173
                                                                ----------
Total Cosmetics/Personal Care                                      477,921
--------------------------------------------------------------------------
Distribution/Wholesale - 0.9%
CDW Corp.                                          1,930           168,296
Fastenal Co.                                       5,829           264,695
Pool Corp.(a)                                      2,488            62,150
W.W. Grainger, Inc.                                4,877           444,734
                                                                ----------
Total Distribution/Wholesale                                       939,875
--------------------------------------------------------------------------
Diversified Financial Services - 2.7%
Eaton Vance Corp.                                  6,869           274,485
Federated Investors, Inc. Class B                  7,905           313,829
Greenhill & Co., Inc.                              1,267            77,350
International Securities Exchange, Inc.              499            33,169
Janus Capital Group, Inc.                          1,964            55,542
Jefferies Group, Inc.                              7,259           202,018
National Financial Partners Corp.                  2,129           112,794
Nuveen Investments, Inc. Class A                   5,224           323,575
optionsXpress Holdings, Inc.                       1,909            49,901
Raymond James Financial, Inc.                      5,581           183,336
Student Loan Corp.                                 2,205           397,605
Thornburg Mortgage, Inc.(a)                       52,376           673,031
Waddell & Reed Financial, Inc. Class A             7,155           193,400
                                                                ----------
Total Diversified Financial Services                             2,890,035
--------------------------------------------------------------------------
Electric - 9.6%
Alliant Energy Corp.                              13,490           516,937
CenterPoint Energy, Inc.                          43,736           701,088
DPL, Inc.                                         16,287           427,697
Energy East Corp.                                 25,539           690,830
Great Plains Energy, Inc.                         16,460           474,213
Hawaiian Electric Industries, Inc.                14,310           310,670
IDACORP, Inc.                                      5,116           167,498
Integrys Energy Group, Inc.                       12,660           648,572
ITC Holdings Corp.                                 6,540           324,057
MDU Resources Group, Inc.                         14,420           401,453
Northeast Utilities                               15,859           453,092
NSTAR                                             14,609           508,539
OGE Energy Corp.                                  12,560           415,736
Pepco Holdings, Inc.                              29,146           789,274
Pinnacle West Capital Corp.                       16,198           639,983
PNM Resources, Inc.                                9,265           215,689
Portland General Electric Co.                      7,233           201,077
Puget Energy, Inc.                                17,207           421,055
SCANA Corp.                                       17,314           670,744
TECO Energy, Inc.                                 35,926           590,264
Westar Energy, Inc.                               13,347           327,802
Wisconsin Energy Corp.                             8,968           403,829
                                                                ----------
Total Electric                                                  10,300,099
--------------------------------------------------------------------------
Electrical Components & Equipment - 0.7%
AMETEK, Inc.                                       2,552           110,297
Belden CDT, Inc.                                   1,172            54,979
Hubbell, Inc. Class B                              4,689           267,835
Molex, Inc.                                        3,831           103,169
Molex, Inc. Class A                                3,563            90,358
National Instruments Corp.                         2,281            78,307
                                                                ----------
Total Electrical Components & Equipment                            704,945
--------------------------------------------------------------------------
Electronics - 1.0%
Amphenol Corp. Class A                             1,366            54,312
Applera Corp.                                      2,921           101,183
AVX Corp.                                          7,254           116,789
Brady Corp. Class A                                2,816           101,038
Gentex Corp.                                      11,224           240,644
Jabil Circuit, Inc.                                8,058           184,045
PerkinElmer, Inc.                                  7,337           214,314
Tektronix, Inc.                                    2,437            67,602
                                                                ----------
Total Electronics                                                1,079,927
--------------------------------------------------------------------------
Engineering & Construction - 0.1%
Granite Construction, Inc.                         1,528            81,015
--------------------------------------------------------------------------
Entertainment - 0.1%
International Speedway Corp. Class A               1,883            86,354
Speedway Motorsports, Inc.                         1,338            49,506
                                                                ----------
Total Entertainment                                                135,860
--------------------------------------------------------------------------
Environmental Control - 0.3%
Republic Services, Inc.                           10,304           337,044
--------------------------------------------------------------------------
Food - 2.2%
Corn Products International, Inc.                  2,512           115,225
Del Monte Foods Co.                               10,536           110,628
Flowers Foods, Inc.                                6,869           149,744
Hormel Foods Corp.                                 7,339           262,589
J.M. Smucker Co. (The)                             5,112           273,083
McCormick & Co., Inc.                              8,398           302,076
Pilgrim's Pride Corp.                                659            22,887
Seaboard Corp.                                        15            29,400
SUPERVALU Inc.                                    13,962           544,659
Tyson Foods, Inc. Class A                          9,458           168,825
Whole Foods Market, Inc.(a)                        7,799           381,839
                                                                ----------
Total Food                                                       2,360,955
--------------------------------------------------------------------------
Forest Products & Paper - 2.3%
Louisiana-Pacific Corp.                           10,156           172,347
MeadWestvaco Corp.                                20,080           592,962
Plum Creek Timber Co., Inc.                       27,784         1,243,612
Temple-Inland, Inc.                                9,666           508,722
                                                                ----------
Total Forest Products & Paper                                    2,517,643
--------------------------------------------------------------------------
Gas - 3.2%
AGL Resources, Inc.                               11,531           456,858

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  33

WisdomTree MidCap Dividend Fund

September 30, 2007

----------------------------------------------------------------------------
Investments                                          Shares          Value
----------------------------------------------------------------------------
Atmos Energy Corp.                                   12,623        $ 357,483
Energen Corp.                                         3,202          182,898
Nicor, Inc.                                           6,890          295,581
NiSource, Inc.                                       39,676          759,400
Piedmont Natural Gas Co., Inc.(a)                     9,926          249,043
Southern Union Co.                                    7,951          247,356
UGI Corp.                                             9,891          256,968
Vectren Corp.                                        13,020          355,316
WGL Holdings, Inc.                                    7,753          262,749
                                                                   ---------
Total Gas                                                          3,423,652
----------------------------------------------------------------------------
Hand/Machine Tools - 1.3%
Black & Decker Corp. (The)                            4,359          363,105
Kennametal, Inc.                                      1,821          152,928
Lincoln Electric Holdings, Inc.                       2,201          170,820
Snap-On, Inc.                                         5,070          251,168
Stanley Works (The)                                   7,402          415,473
                                                                   ---------
Total Hand/Machine Tools                                           1,353,494
----------------------------------------------------------------------------
Healthcare-Products - 0.9%
Bausch & Lomb, Inc.                                   2,069          132,416
Beckman Coulter, Inc.                                 2,088          154,011
Cooper Cos., Inc. (The)                               1,245           65,263
Dade Behring Holdings, Inc.                           1,558          118,953
DENTSPLY International, Inc.                          2,618          109,014
Hillenbrand Industries, Inc.                          4,017          221,015
Mentor Corp.                                          2,006           92,376
STERIS Corp.                                          3,008           82,209
                                                                   ---------
Total Healthcare-Products                                            975,257
----------------------------------------------------------------------------
Healthcare-Services - 0.8%
Brookdale Senior Living, Inc.(a)                     13,605          541,615
Manor Care, Inc.                                      3,341          215,160
Universal Health Services, Inc. Class B               1,752           95,344
                                                                   ---------
Total Healthcare-Services                                            852,119
----------------------------------------------------------------------------
Holding Companies-Diversified - 0.3%
Leucadia National Corp.                               5,169          249,250
Walter Industries, Inc.                               1,406           37,821
                                                                   ---------
Total Holding Companies-Diversified                                  287,071
----------------------------------------------------------------------------
Home Builders - 0.4%
Beazer Homes USA, Inc.(a)                             4,524           37,323
Centex Corp.                                          2,495           66,292
MDC Holdings, Inc.                                    3,446          141,079
Ryland Group, Inc. (The)                              2,954           63,304
Standard-Pacific Corp.                                4,646           25,507
Thor Industries, Inc.                                 1,621           72,929
                                                                   ---------
Total Home Builders                                                  406,434
----------------------------------------------------------------------------
Home Furnishings - 0.5%
Harman International Industries, Inc.                   442           38,242
Whirlpool Corp.                                       6,052          539,233
                                                                   ---------
Total Home Furnishings                                               577,475
----------------------------------------------------------------------------
Household Products/Wares - 0.6%
Avery Dennison Corp.                                  9,192          524,127
Church & Dwight Co., Inc.                             1,593           74,935
Scotts Miracle-Gro Co. (The) Class A                  2,098           89,690
                                                                   ---------
Total Household Products/Wares                                       688,752
----------------------------------------------------------------------------
Housewares - 0.1%
Toro Co. (The)                                        1,255           73,832
----------------------------------------------------------------------------
Insurance - 6.3%
American Financial Group, Inc.                        4,440          126,496
American National Insurance Co.                       2,587          340,320
Arthur J. Gallagher & Co.                            14,187          410,997
Assurant, Inc.                                        3,384          181,044
Brown & Brown, Inc.                                   4,597          120,901
Commerce Group, Inc.                                  7,879          232,194
Delphi Financial Group, Inc. Class A                  1,113           44,987
Erie Indemnity Co. Class A                            5,049          308,645
Fidelity National Title Group, Inc. Class A          44,063          770,222
First American Corp.                                  6,550          239,861
Hanover Insurance Group, Inc. (The)                   1,381           61,026
HCC Insurance Holdings, Inc.                          5,037          144,260
Mercury General Corp.                                 6,786          365,969
Nationwide Financial Services, Inc. Class A           3,359          180,781
Odyssey Re Holdings Corp.                             1,447           53,698
Old Republic International Corp.                     21,514          403,172
Phoenix Cos., Inc. (The)                              5,201           73,386
PMI Group, Inc. (The)                                 3,601          117,753
Protective Life Corp.                                 4,469          189,664
Radian Group, Inc.                                    5,049          117,541
Reinsurance Group of America, Inc.                    1,485           84,185
Safeco Corp.                                          8,117          496,924
StanCorp Financial Group, Inc.                        2,546          126,052
Torchmark Corp.                                       2,823          175,929
Transatlantic Holdings, Inc.                          1,995          140,308
Unitrin, Inc.                                         8,333          413,233
UnumProvident Corp.(a)                               17,781          435,102
W.R. Berkley Corp.                                    3,106           92,031
Wesco Financial Corp.                                   203           80,794
Zenith National Insurance Corp.                       4,019          180,413
                                                                   ---------
Total Insurance                                                    6,707,888
----------------------------------------------------------------------------
Investment Companies - 3.3%
Allied Capital Corp.(a)                              41,990        1,234,086
American Capital Strategies Ltd.(a)                  40,529        1,731,804
Apollo Investment Corp.(a)                           26,415          549,432
                                                                   ---------
Total Investment Companies                                         3,515,322
----------------------------------------------------------------------------
Iron/Steel - 0.5%
Carpenter Technology Corp.                              869          112,979
Cleveland-Cliffs, Inc.                                1,618          142,335
Reliance Steel & Aluminum Co.                         1,830          103,468
Steel Dynamics, Inc.                                  3,966          185,213
                                                                   ---------
Total Iron/Steel                                                     543,995
----------------------------------------------------------------------------
Leisure Time - 0.3%
Brunswick Corp.                                       7,030          160,706

                       See Notes to Financial Statements.

34  WisdomTree Domestic Dividend Funds

WisdomTree MidCap Dividend Fund

September 30, 2007

---------------------------------------------------------------------------------
Investments                                               Shares          Value
---------------------------------------------------------------------------------
Polaris Industries, Inc.                                   4,345        $ 189,529
                                                                        ---------
Total Leisure Time                                                        350,235
---------------------------------------------------------------------------------
Lodging - 0.6%
Ameristar Casinos, Inc.                                    3,048           85,649
Boyd Gaming Corp.                                          4,107          175,985
Choice Hotels International, Inc.                          3,114          117,304
Station Casinos, Inc.                                      3,418          299,007
                                                                        ---------
Total Lodging                                                             677,945
---------------------------------------------------------------------------------
Machinery-Construction & Mining - 0.3%
Joy Global, Inc.                                           5,541          281,815
---------------------------------------------------------------------------------
Machinery-Diversified - 0.9%
Cummins, Inc.                                              4,389          561,310
Graco, Inc.                                                3,118          121,945
IDEX Corp.                                                 3,418          124,381
Manitowoc Co., Inc. (The)                                  1,126           49,859
Nordson Corp.                                              1,634           82,043
                                                                        ---------
Total Machinery-Diversified                                               939,538
---------------------------------------------------------------------------------
Media - 1.4%
CBS Corp. Class A                                          6,610          208,281
Dow Jones & Co., Inc.                                      6,055          361,484
E.W. Scripps Co. (The) Class A                             4,210          176,820
John Wiley & Sons, Inc. Class A                            1,704           76,561
McClatchy Co. Class A                                      4,378           87,472
Meredith Corp.                                             1,604           91,909
New York Times Co. (The) Class A(a)                       14,112          278,853
Washington Post Co. (The) Class B                            300          240,840
                                                                        ---------
Total Media                                                             1,522,220
---------------------------------------------------------------------------------
Metal Fabricate/Hardware - 0.6%
Commercial Metals Co.                                      3,594          113,750
Timken Co. (The)                                           7,185          266,922
Worthington Industries, Inc.(a)                           11,260          265,286
                                                                        ---------
Total Metal Fabricate/Hardware                                            645,958
---------------------------------------------------------------------------------
Miscellaneous Manufacturing - 2.9%
Acuity Brands, Inc.                                        2,153          108,683
AptarGroup, Inc.                                           3,446          130,500
Brink's Co. (The)                                            690           38,557
Carlisle Cos., Inc.                                        2,801          136,129
CLARCOR, Inc.                                              1,595           54,565
Crane Co.                                                  3,267          156,718
Donaldson Co., Inc.                                        2,811          117,387
Eastman Kodak Co.                                         20,535          549,517
Harsco Corp.                                               5,468          324,088
Leggett & Platt, Inc.                                     19,640          376,302
Pall Corp.                                                 6,952          270,433
Pentair, Inc.                                              5,990          198,748
Roper Industries, Inc.                                     1,553          101,722
SPX Corp.                                                  3,300          305,448
Teleflex, Inc.                                             2,364          184,203
Trinity Industries, Inc.                                   1,867           70,087
                                                                        ---------
Total Miscellaneous Manufacturing                                       3,123,087
---------------------------------------------------------------------------------
Office Furnishings - 0.1%
Herman Miller, Inc.                                        2,094           56,831
HNI Corp.                                                  2,543           91,548
                                                                        ---------
Total Office Furnishings                                                  148,379
---------------------------------------------------------------------------------
Office/Business Equipment - 0.1%
IKON Office Solutions, Inc.                                5,289           67,964
---------------------------------------------------------------------------------
Oil & Gas - 1.0%
Cabot Oil & Gas Corp.                                      1,130           39,731
Cimarex Energy Co.                                         1,103           41,087
Frontier Oil Corp.                                         1,323           55,090
Helmerich & Payne, Inc.                                    2,753           90,381
Holly Corp.                                                1,311           78,437
Patterson-UTI Energy, Inc.                                 6,267          141,446
Pioneer Natural Resources Co.                              2,710          121,896
Pogo Producing Co.                                         1,064           56,509
Range Resources Corp.                                      1,425           57,941
Rowan Cos., Inc.                                           4,264          155,976
St. Mary Land & Exploration Co.                              418           14,910
Tesoro Corp.                                               2,748          126,463
W&T Offshore, Inc.                                           993           24,209
Western Refining, Inc.                                     1,213           49,224
                                                                        ---------
Total Oil & Gas                                                         1,053,300
---------------------------------------------------------------------------------
Oil & Gas Services - 0.1%
Tidewater, Inc.                                            2,235          140,447
---------------------------------------------------------------------------------
Packaging & Containers - 1.3%
Ball Corp.                                                 3,268          175,655
Bemis Co.                                                  7,964          231,832
Packaging Corp. of America                                16,586          482,156
Sealed Air Corp.                                           5,454          139,404
Silgan Holdings, Inc.                                      1,451           77,991
Sonoco Products Co.                                        8,797          265,493
                                                                        ---------
Total Packaging & Containers                                            1,372,531
---------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
Medicis Pharmaceutical Corp. Class A                         605           18,459
Omnicare, Inc.                                             1,702           56,387
                                                                        ---------
Total Pharmaceuticals                                                      74,846
---------------------------------------------------------------------------------
Pipelines - 1.6%
Equitable Resources, Inc.                                  9,597          497,796
National Fuel Gas Co.                                      9,577          448,299
ONEOK, Inc.                                               11,632          551,358
Questar Corp.                                              4,529          237,908
                                                                        ---------
Total Pipelines                                                         1,735,361
---------------------------------------------------------------------------------
Real Estate - 0.2%
Forest City Enterprises, Inc. Class A                      1,377           75,955
Jones Lang LaSalle, Inc.                                   1,228          126,190
                                                                        ---------
Total Real Estate                                                         202,145
---------------------------------------------------------------------------------
REITS - 19.0%
Alexandria Real Estate Equities, Inc.                      3,294          317,080
AMB Property Corp.                                         9,812          586,856
Apartment Investment & Management Co. Class A(a)          14,634          660,432

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  35

WisdomTree MidCap Dividend Fund

September 30, 2007

-------------------------------------------------------------------------------
Investments                                            Shares           Value
-------------------------------------------------------------------------------
BioMed Realty Trust, Inc.(a)                            11,215       $  270,282
Brandywine Realty Trust                                 17,219          435,813
BRE Properties, Inc. Class A                             5,818          325,401
Camden Property Trust                                    7,165          460,351
Corporate Office Properties Trust                        4,351          181,132
Cousins Properties, Inc.                                 9,584          281,386
Developers Diversified Realty Corp.                     14,224          794,695
Digital Realty Trust, Inc.                               5,833          229,762
Duke Realty Corp.                                       21,328          721,100
Equity One, Inc.(a)                                     13,255          360,536
Essex Property Trust, Inc.                               2,310          271,587
Federal Realty Investment Trust                          5,449          482,781
First Industrial Realty Trust, Inc.                      9,169          356,399
HCP, Inc.                                               35,446        1,175,744
Health Care REIT, Inc.                                  15,076          666,962
Highwoods Properties, Inc.                               9,520          349,098
Home Properties, Inc.                                    5,851          305,305
Hospitality Properties Trust                            17,441          708,977
HRPT Properties Trust                                   54,978          543,732
iStar Financial, Inc.                                   31,407        1,067,524
Kilroy Realty Corp.                                      3,303          200,261
LaSalle Hotel Properties                                 6,497          273,394
Liberty Property Trust                                  17,050          685,581
Macerich Co. (The)                                       9,022          790,147
Mack-Cali Realty Corp.                                  11,559          475,075
Nationwide Health Properties, Inc.                      17,767          535,320
Post Properties, Inc.                                    6,182          239,243
Potlatch Corp.                                           6,932          312,148
Rayonier, Inc.                                          14,554          699,174
Realty Income Corp.(a)                                  20,558          574,596
Regency Centers Corp.                                    8,071          619,449
Senior Housing Properties Trust                         19,037          419,956
SL Green Realty Corp.                                    4,790          559,328
Strategic Hotels & Resorts, Inc.                        13,796          284,060
Taubman Centers, Inc.                                    4,895          268,001
UDR, Inc.                                               19,081          464,050
Ventas, Inc.                                            15,447          639,506
Washington Real Estate Investment Trust                  6,408          212,617
Weingarten Realty Investors                             13,556          562,032
                                                                     ----------
Total REITS                                                          20,366,873
-------------------------------------------------------------------------------
Retail - 2.7%
Abercrombie & Fitch Co. Class A                          3,301          266,391
Advance Auto Parts, Inc.                                 3,170          106,385
American Eagle Outfitters, Inc.                          8,901          234,185
Applebees International, Inc.                            2,222           55,283
Barnes & Noble, Inc.                                     4,217          148,691
bebe stores, inc.                                        3,579           52,361
Brinker International, Inc.                              5,048          138,517
Darden Restaurants, Inc.                                 5,770          241,532
Dillard's, Inc. Class A                                  3,245           70,838
Family Dollar Stores, Inc.                               8,722          231,656
Men's Wearhouse, Inc. (The)                              1,183           59,765
MSC Industrial Direct Co. Class A                        2,773          140,286
Penske Auto Group, Inc.                                  6,333          128,180
PetSmart, Inc.                                           1,904           60,738
RadioShack Corp.                                         8,195          169,309
Regis Corp.                                                640           20,422
Ross Stores, Inc.                                        4,286          109,893
Tiffany & Co.                                            5,492          287,507
Wendy's International, Inc.                              4,372          152,627
Williams-Sonoma, Inc.                                    5,195          169,461
                                                                     ----------
Total Retail                                                          2,844,027
-------------------------------------------------------------------------------
Savings & Loans - 3.0%
Astoria Financial Corp.                                 11,993          318,174
Capitol Federal Financial                               14,585          498,807
Downey Financial Corp.                                   1,629           94,156
Hudson City Bancorp, Inc.                               45,219          695,468
New York Community Bancorp, Inc.                        66,024        1,257,757
NewAlliance Bancshares, Inc.                             6,967          102,276
Washington Federal, Inc.                                10,472          274,995
                                                                     ----------
Total Savings & Loans                                                 3,241,633
-------------------------------------------------------------------------------
Semiconductors - 0.9%
Intersil Corp. Class A                                   5,238          175,106
Microchip Technology, Inc.                              22,421          814,331
                                                                     ----------
Total Semiconductors                                                    989,437
-------------------------------------------------------------------------------
Software - 0.7%
Acxiom Corp.                                             2,835           56,105
Fair Isaac Corp.                                           418           15,094
Fidelity National Information Services, Inc.             3,296          146,244
Global Payments, Inc.                                      380           16,804
IMS Health, Inc.                                         3,230           98,967
MoneyGram International, Inc.                            2,421           54,690
SEI Investments Co.                                      4,955          135,172
Total System Services, Inc.                              7,225          200,710
                                                                     ----------
Total Software                                                          723,786
-------------------------------------------------------------------------------
Telecommunications - 3.3%
CenturyTel, Inc.                                         3,435          158,766
Citizens Communications Co.                             78,419        1,122,960
Harris Corp.                                             4,749          274,445
Telephone & Data Systems, Inc.                           2,248          150,054
Telephone & Data Systems, Inc. Special Shares            2,301          142,662
Windstream Corp.                                       120,856        1,706,486
                                                                     ----------
Total Telecommunications                                              3,555,373
-------------------------------------------------------------------------------
Textiles - 0.2%
Cintas Corp.                                             4,630          171,773
-------------------------------------------------------------------------------
Toys/Games/Hobbies - 0.3%
Hasbro, Inc.                                            11,522          321,233
-------------------------------------------------------------------------------
Transportation - 0.8%
Alexander & Baldwin, Inc.                                3,347          167,785
Con-way, Inc.                                            1,523           70,058
JB Hunt Transport Services, Inc.                         7,747          203,746
Landstar System, Inc.                                      680           28,540
Overseas Shipholding Group, Inc.                         2,571          197,530

                       See Notes to Financial Statements.

36  WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund

September 30, 2007

-------------------------------------------------------------------------------
Investments                                           Shares          Value
-------------------------------------------------------------------------------
Ryder System, Inc.                                     3,146       $    154,154
                                                                   ------------
Total Transportation                                                    821,813
-------------------------------------------------------------------------------
Trucking & Leasing - 0.1%
GATX Corp.                                             3,458            147,830
-------------------------------------------------------------------------------
Water - 0.2%
Aqua America, Inc.                                     9,008            204,301
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $107,677,912)                                                106,154,550
===============================================================================
SHORT-TERM INVESTMENT - 0.8%
MONEY MARKET FUND - 0.8%
United States - 0.8%
Columbia Cash Reserves Fund, 4.99%(b)
(Cost: $815,121)                                     815,121            815,121
===============================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 7.2%
MONEY MARKET FUNDS(c) - 7.2%
AIM Prime Portfolio, 5.08%                                69                 69
UBS Enhanced Yield Portfolio, 5.38%,               4,597,094          4,597,094
UBS Private Money Market Fund LLC, 5.21%           3,167,288          3,167,288
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED (Cost: $7,764,451)(d)                               7,764,451
===============================================================================
TOTAL INVESTMENTS IN SECURITIES - 107.1%
(Cost: $116,257,484)(e)                                             114,734,122
Liabilities in Excess of Other Assets - (7.1)%                       (7,638,612)
                                                                   ------------
NET ASSETS - 100.0%                                                $107,095,510
===============================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Rate shown represents annualized 7-day yield as of September 30, 2007.

(c)   Interest rates shown reflect yields as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $7,420,490 and the total market value of the collateral held by the Fund was $7,764,451.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  37

Schedule of Investments (unaudited)

WisdomTree Smallcap Dividend Fund

September 30, 2007

-----------------------------------------------------------------------------
Investments                                           Shares          Value
-----------------------------------------------------------------------------
COMMON STOCKS - 99.4%
Aerospace/Defense - 0.5%
Curtiss-Wright Corp.                                   3,265        $ 155,088
EDO Corp.                                              1,526           85,471
HEICO Corp.                                              271           13,377
HEICO Corp. Class A                                      656           25,912
Kaman Corp.                                            6,532          225,745
Triumph Group, Inc.                                      663           54,174
United Industrial Corp.                                1,090           82,033
                                                                    ---------
Total Aerospace/Defense                                               641,800
-----------------------------------------------------------------------------
Agriculture - 1.7%
Alico, Inc.                                            1,808           78,359
Andersons, Inc. (The)                                    889           42,690
Universal Corp.                                       12,038          589,260
Vector Group Ltd.(a)                                  65,242        1,462,073
                                                                    ---------
Total Agriculture                                                   2,172,382
-----------------------------------------------------------------------------
Airlines - 0.1%
Skywest, Inc.                                          3,799           95,621
-----------------------------------------------------------------------------
Apparel - 0.6%
Cherokee, Inc.(a)                                      9,182          352,222
Delta Apparel, Inc.                                    2,109           36,064
Kellwood Co.                                           6,700          114,235
K-Swiss, Inc. Class A                                  2,133           48,867
Oxford Industries, Inc.                                2,731           98,644
Weyco Group, Inc.                                      2,223           69,824
                                                                    ---------
Total Apparel                                                         719,856
-----------------------------------------------------------------------------
Auto Manufacturers - 0.0%
Wabash National Corp.                                  4,666           52,679
-----------------------------------------------------------------------------
Auto Parts & Equipment - 1.8%
American Axle & Manufacturing Holdings, Inc.          23,766          600,092
ArvinMeritor, Inc.                                    21,324          358,670
Cooper Tire & Rubber Co.                              26,622          649,577
Modine Manufacturing Co.                              10,881          289,652
Noble International Ltd.                               3,022           64,338
Spartan Motors, Inc.                                   3,791           63,803
Standard Motor Products, Inc.                          1,520           14,288
Superior Industries International, Inc.(a)            10,347          224,426
Titan International, Inc.                                270            8,618
                                                                    ---------
Total Auto Parts & Equipment                                        2,273,464
-----------------------------------------------------------------------------
Banks - 17.7%
1st Source Corp.                                       6,785          155,377
1st State Bancorp., Inc.                               5,113          100,419
Access National Corp.                                  1,718           13,572
Alabama National BanCorp.                              5,420          422,327
Alliance Financial Corp.                               2,069           51,725
AMCORE Financial, Inc.                                 7,483          186,477
American River Bankshares                              1,601           35,222
Americanwest Bancorp                                   3,420           67,066
Ameris Bancorp                                         5,356           96,836
Arrow Financial Corp.                                  4,867          108,437
BancFirst Corp.                                        2,398          107,598
Bancorp Rhode Island, Inc.                               771           27,571
BancTrust Financial Group, Inc.                        3,740           59,541
Bank Mutual Corp.                                     16,337          192,613
Bank of Granite Corp.                                  6,054           82,213
Bank of the Ozarks, Inc.                               2,300           70,219
Banner Corp.                                           2,549           87,660
Beverly Hills Bancorp, Inc.                           19,691          121,887
Boston Private Financial Holdings, Inc.(a)             4,677          130,208
Bryn Mawr Bank Corp.                                   2,028           44,129
Cadence Financial Corp.                                9,195          161,832
Camden National Corp.                                  1,453           50,826
Capital City Bank Group, Inc.(a)                       4,159          129,761
Capitol Bancorp Ltd.                                   2,018           50,107
Cardinal Financial Corp.                               1,248           12,468
Cass Information Systems, Inc.                         1,455           52,045
Center Bancorp, Inc.                                   3,304           39,714
Centerstate Banks of Florida, Inc.                       983           15,531
Central Pacific Financial Corp.                        9,486          276,991
Chemical Financial Corp.                              10,667          258,675
Chittenden Corp.                                      16,680          586,469
Citizens Banking Corp.                                41,154          662,991
City Holding Co.                                       5,924          215,693
CoBiz, Inc.                                            2,468           42,252
Columbia Bancorp                                       1,938           38,392
Columbia Banking System, Inc.                          3,223          102,556
Community Bank System, Inc.                           11,498          224,441
Community Banks, Inc.                                  8,628          257,028
Community Trust Bancorp, Inc.                          4,661          140,016
Corus Bankshares, Inc.(a)                             34,513          449,360
CVB Financial Corp.                                   26,282          307,499
Enterprise Financial Services Corp.                    1,178           28,673
Financial Institutions, Inc.                           4,649           84,053
First Bancorp                                          6,255          127,477
First Busey Corp.(a)                                   6,511          142,656
First Charter Corp.                                   13,076          394,503
First Commonwealth Financial Corp.(a)                 44,947          497,114
First Community Bancorp                                9,595          524,941
First Community Bancshares, Inc.                       3,817          138,290
First Financial Bancorp                               19,214          245,555
First Financial Bankshares, Inc.                       7,453          299,462
First Financial Corp.                                  4,138          125,381
First Indiana Corp.                                    6,251          195,781
First Merchants Corp.                                  9,727          209,714
First Mutual Bancshares, Inc.                          1,120           29,893
First Security Group, Inc.                             3,835           38,350
First South Bancorp, Inc.                              2,661           69,612
Firstbank Corp.                                        3,098           51,148
FNB Corp./PA                                          42,596          704,538
FNB Corp./VA                                           1,910           57,472
FNB United Corp.                                       7,423          118,620
Fremont General Corp.                                 24,707           96,357

                       See Notes to Financial Statements.

38  WisdomTree Domestic Dividend Funds

WisdomTree Smallcap Dividend Fund

September 30, 2007

--------------------------------------------------------------------------------
Investments                                             Shares           Value
--------------------------------------------------------------------------------
Frontier Financial Corp.(a)                             10,330        $  240,999
Gateway Financial Holdings, Inc.                         5,177            81,486
German American Bancorp                                  5,043            69,291
Glacier Bancorp, Inc.                                   12,365           278,460
Great Southern Bancorp, Inc.                             3,196            79,389
Greene County Bancshares, Inc.                           1,457            53,108
Hanmi Financial Corp.                                    6,865           106,338
Harleysville National Corp.                             14,404           228,879
Heartland Financial USA, Inc.                            4,790            98,435
Heritage Commerce Corp.                                  1,502            31,797
Home Bancshares, Inc.                                      980            21,354
Horizon Financial Corp.                                  2,684            54,432
IBERIABANK Corp.                                         2,566           135,100
Independent Bank Corp./MA                                3,127            92,872
Independent Bank Corp./MI                                3,510            38,786
Integra Bank Corp.                                         682            12,365
Irwin Financial Corp.                                    1,293            14,249
Lakeland Bancorp, Inc.(a)                               10,551           143,282
Lakeland Financial Corp.                                 2,833            65,470
Macatawa Bank Corp.                                        518             7,009
MainSource Financial Group, Inc.                         6,669           117,574
MB Financial, Inc.                                       9,182           317,238
MBT Financial Corp.                                     13,240           158,483
Merchants Bancshares, Inc.                               3,535            82,189
MetroCorp Bancshares, Inc.                               1,551            24,971
Midwest Banc Holdings, Inc.                                912            13,470
Nara Bancorp, Inc.                                       1,494            23,336
National Penn Bancshares, Inc.(a)                       20,182           330,177
NBT Bancorp, Inc.                                       13,271           288,512
North Valley Bancorp                                     2,283            51,504
Northrim Bancorp, Inc.                                   1,428            35,557
Oak Hill Financial, Inc.                                 1,980            61,895
Old National Bancorp                                    40,531           671,599
Old Second Bancorp, Inc.                                 2,665            75,953
Omega Financial Corp.(a)                                 7,530           198,867
PAB Bankshares, Inc.                                     2,929            48,534
Pacific Capital Bancorp                                 15,835           416,461
Pacific Continental Corp.                                2,552            39,913
Park National Corp.                                      6,608           576,218
Patriot National Bancorp, Inc.                             415             8,300
Peoples Bancorp, Inc.                                    5,482           143,519
Preferred Bank                                           1,616            63,573
PrivateBancorp, Inc.                                     1,414            49,264
Prosperity Bancshares, Inc.                              6,007           199,192
Provident Bankshares Corp.                              14,054           440,312
Renasant Corp.                                             100             2,163
Republic Bancorp, Inc. Class A                           3,199            50,672
Royal Bancshares of Pennsylvania, Inc. Class A           6,028           132,134
S&T Bancorp, Inc.                                       10,783           346,026
S.Y. Bancorp, Inc.                                       3,613            97,696
Sandy Spring Bancorp, Inc.                               3,958           119,214
SCBT Financial Corp.                                     1,805            62,345
Seacoast Banking Corp. of Florida                        2,443            45,684
Sierra Bancorp                                           2,168            62,135
Simmons First National Corp. Class A                     4,140           109,047
Southside Bancshares, Inc.                               2,486            54,916
Southwest Bancorp, Inc.                                  4,216            79,345
State Bancorp, Inc.                                      4,246            69,210
Sterling Bancorp                                         8,871           124,194
Sterling Bancshares, Inc.                               11,818           134,843
Sterling Financial Corp./WA                              4,381           117,893
Suffolk Bancorp(a)                                       2,768            88,742
Susquehanna Bancshares, Inc.                            24,582           494,098
Taylor Capital Group, Inc.                                 990            27,651
Tompkins Trustco, Inc.                                   3,103           123,189
Trico Bancshares                                         3,291            73,291
TrustCo Bank Corp.(a)                                   58,083           634,847
UCBH Holdings, Inc.                                      9,794           171,199
UMB Financial Corp.                                      8,160           349,738
Union Bankshares Corp.                                   3,904            88,660
United Bankshares, Inc.                                 14,754           449,112
United Community Banks, Inc.                             4,397           107,814
United Security Bancshares(a)                            3,517            66,120
Univest Corp. of Pennsylvania                            4,364           103,514
USB Holding Co., Inc.                                    6,056           140,680
Vineyard National Bancorp                                4,426            74,003
Washington Banking Co                                    1,353            27,317
Washington Trust Bancorp, Inc.                           4,253           114,703
WesBanco, Inc.(a)                                       10,128           252,998
West Bancorp, Inc.(a)                                    7,283           113,032
West Coast Bancorp                                       2,427            68,951
Westamerica Bancorp.(a)                                 11,075           551,645
Wintrust Financial Corp.                                 1,788            76,330
Yardville National Bancorp                               1,639            55,120
                                                                      ----------
Total Banks                                                           22,565,317
--------------------------------------------------------------------------------
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated                      1,216            73,325
Farmer Bros. Co.                                         3,984            99,122
                                                                      ----------
Total Beverages                                                          172,447
--------------------------------------------------------------------------------
Building Materials - 0.5%
AAON, Inc.                                               3,065            60,472
Apogee Enterprises, Inc.                                 5,759           149,388
Comfort Systems USA, Inc.                                4,706            66,825
LSI Industries, Inc.                                     8,131           166,848
Simpson Manufacturing Co., Inc.(a)                       5,752           183,202
Universal Forest Products, Inc.                            610            18,239
                                                                      ----------
Total Building Materials                                                 644,974
--------------------------------------------------------------------------------
Chemicals - 3.4%
A. Schulman, Inc.                                        8,037           158,570
Aceto Corp.                                              5,340            48,060
American Vanguard Corp.                                  1,081            21,101
Arch Chemicals, Inc.                                     6,812           319,347
Balchem Corp.                                              743            15,165

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  39

WisdomTree Smallcap Dividend Fund

September 30, 2007

----------------------------------------------------------------------------------
Investments                                                Shares          Value
----------------------------------------------------------------------------------
CF Industries Holdings, Inc.                                2,538        $ 192,660
Ferro Corp.                                                13,808          275,884
Georgia Gulf Corp.(a)                                       6,250           86,875
H.B. Fuller Co.                                             6,252          185,559
Minerals Technologies, Inc.                                   755           50,585
NewMarket Corp.                                             1,742           86,020
NL Industries, Inc.(a)                                     25,374          287,487
Olin Corp.                                                 45,873        1,026,638
Penford Corp.                                               1,603           60,433
Quaker Chemical Corp.                                       4,645          109,250
Sensient Technologies Corp.                                14,869          429,268
Spartech Corp.                                              6,186          105,533
Stepan Co.                                                  2,921           90,288
Tronox, Inc. Class A                                        2,916           27,119
Tronox, Inc. Class B                                        3,818           34,477
UAP Holding Corp.                                          21,779          682,989
Wellman, Inc.                                               9,488           22,771
                                                                         ---------
Total Chemicals                                                          4,316,079
----------------------------------------------------------------------------------
Commercial Services - 3.9%
Aaron Rents, Inc.                                           1,424           31,755
ABM Industries, Inc.                                       12,447          248,691
Administaff, Inc.                                           2,610           94,743
Advance America, Cash Advance Centers, Inc.                29,042          309,878
Arbitron, Inc.                                              3,226          146,267
Bowne & Co., Inc.                                           4,553           75,853
CDI Corp.                                                   3,824          106,613
Chemed Corp.                                                2,364          146,946
Coinmach Service Corp. Class A                             27,925          334,821
Collectors Universe, Inc.                                   2,440           34,355
CPI Corp.                                                   1,128           43,451
Deluxe Corp.                                               27,404        1,009,563
Diamond Management & Technology Consultants, Inc.          10,060           92,552
Gevity HR, Inc.                                             4,688           48,052
Healthcare Services Group, Inc.                            10,674          216,362
Heartland Payment Systems, Inc.(a)                          1,388           35,672
Jackson Hewitt Tax Service, Inc.                            5,356          149,754
Kelly Services, Inc. Class A                                6,920          137,085
Landauer, Inc.                                              3,723          189,724
MAXIMUS, Inc.                                               3,456          150,612
McGrath Rentcorp                                            5,891          195,817
Monro Muffler, Inc.                                         1,286           43,454
Multi-Color Corp.                                             632           14,422
Pre-Paid Legal Services, Inc.                               5,922          328,434
Rollins, Inc.                                               9,495          253,422
Stewart Enterprises, Inc. Class A                          18,155          138,341
Strayer Education, Inc.                                     1,888          318,373
Thomas Group, Inc.                                          2,663           24,340
Viad Corp.                                                  1,120           40,320
                                                                         ---------
Total Commercial Services                                                4,959,672
----------------------------------------------------------------------------------
Computers - 0.4%
Agilysys, Inc.(a)                                           5,674           95,891
Imation Corp.                                               4,963          121,742
Integral Systems, Inc.                                      1,168           25,100
MTS Systems Corp.                                           2,560          106,496
Syntel, Inc.                                                3,924          163,160
                                                                         ---------
Total Computers                                                            512,389
----------------------------------------------------------------------------------
Cosmetics/Personal Care - 0.0%
Inter Parfums, Inc.                                         2,646           62,631
----------------------------------------------------------------------------------
Distribution/Wholesale - 0.6%
BlueLinx Holdings, Inc.                                    21,522          151,515
Building Material Holding Corp.                             3,639           38,501
Owens & Minor, Inc.                                         9,015          343,381
Watsco, Inc.                                                5,490          254,901
                                                                         ---------
Total Distribution/Wholesale                                               788,298
----------------------------------------------------------------------------------
Diversified Financial Services - 1.0%
Advanta Corp. Class A                                       4,161          101,404
Advanta Corp. Class B                                       8,115          222,513
Asta Funding, Inc.(a)                                         711           27,246
Calamos Asset Management, Inc. Class A                      3,541           99,962
Cohen & Steers, Inc.(a)                                     5,906          218,699
Delta Financial Corp.                                       3,566           17,509
Federal Agricultural Mortgage Corp. Class C                 3,225           94,686
Financial Federal Corp.                                     4,300          120,443
Friedman, Billings, Ramsey Group, Inc.                     50,391          232,303
GAMCO Investors, Inc. Class A                                 198           10,850
Sanders Morris Harris Group, Inc.                           3,869           39,270
SWS Group, Inc.                                             4,266           75,466
Westwood Holdings Group, Inc.                               2,106           72,257
                                                                         ---------
Total Diversified Financial Services                                     1,332,608
----------------------------------------------------------------------------------
Electric - 4.1%
ALLETE, Inc.                                               11,112          497,373
Avista Corp.                                               13,712          279,039
Black Hills Corp.                                          15,423          632,652
Central Vermont Public Service Corp.                        5,006          182,919
CH Energy Group, Inc.                                       7,644          365,383
Cleco Corp.                                                26,623          672,764
Empire District Electric Co. (The)(a)                      18,897          426,883
MGE Energy, Inc.                                            9,914          331,524
NorthWestern Corp.                                         16,537          449,310
Ormat Technologies, Inc.                                    1,872           86,748
Otter Tail Corp.                                           12,996          463,307
UIL Holdings Corp.                                         12,598          396,837
UniSource Energy Corp.                                      9,964          297,824
Unitil Corp.                                                4,594          135,523
                                                                         ---------
Total Electric                                                           5,218,086
----------------------------------------------------------------------------------
Electrical Components & Equipment - 0.2%
Hubbell, Inc. Class A(a)                                    2,599          154,927
Insteel Industries, Inc.                                    1,544           23,700

                       See Notes to Financial Statements.

40  WisdomTree Domestic Dividend Funds

WisdomTree Smallcap Dividend Fund

September 30, 2007

-------------------------------------------------------------------------
Investments                                       Shares          Value
-------------------------------------------------------------------------
Vicor Corp.                                        4,309        $  52,225
                                                                ---------
Total Electrical Components & Equipment                           230,852
-------------------------------------------------------------------------
Electronics - 0.9%
Analogic Corp.                                     1,295           82,569
Badger Meter, Inc.                                 2,184           69,997
Bel Fuse, Inc. Class B                               500           17,330
CTS Corp.                                          3,961           51,097
Cubic Corp.                                        2,791          117,696
Daktronics, Inc.                                     665           18,101
Frequency Electronics, Inc.                        1,897           19,122
Methode Electronics, Inc.                          7,837          117,947
Park Electrochemical Corp.                         2,346           78,779
Sypris Solutions, Inc.                             4,124           35,466
Technitrol, Inc.                                   6,158          165,959
Watts Water Technologies, Inc. Class A             3,009           92,376
Woodward Governor Co.                              4,311          269,007
                                                                ---------
Total Electronics                                               1,135,446
-------------------------------------------------------------------------
Energy-Alternate Sources - 0.0%
MGP Ingredients, Inc.                              1,830           18,794
-------------------------------------------------------------------------
Entertainment - 1.1%
Carmike Cinemas, Inc.                              1,705           31,321
Churchill Downs, Inc.                              1,971           98,471
Dover Downs Gaming & Entertainment, Inc.           3,179           33,030
Regal Entertainment Group Class A(a)              56,245        1,234,578
                                                                ---------
Total Entertainment                                             1,397,400
-------------------------------------------------------------------------
Environmental Control - 0.6%
American Ecology Corp.                             6,035          127,882
Metal Management, Inc.                             2,534          137,343
Met-Pro Corp.                                      2,637           42,667
Mine Safety Appliances Co.                         9,594          451,972
Waste Industries USA, Inc.                         2,050           58,671
                                                                ---------
Total Environmental Control                                       818,535
-------------------------------------------------------------------------
Food - 1.5%
Arden Group, Inc. Class A                            324           45,208
Cal-Maine Foods, Inc.                              1,054           26,603
Diamond Foods, Inc.                                1,210           24,999
Imperial Sugar Co.                                 1,541           40,266
Ingles Markets, Inc. Class A                       3,072           88,044
J&J Snack Foods Corp.                              2,083           72,530
Lance, Inc.                                       12,045          277,276
Nash Finch Co.(a)                                  5,418          215,799
Ruddick Corp.                                      8,941          299,881
Sanderson Farms, Inc.                              4,006          166,930
Spartan Stores, Inc.                               2,713           61,124
Tootsie Roll Industries, Inc.                      3,925          104,130
Village Super Market, Inc. Class A                   736           38,272
Weis Markets, Inc.                                10,119          431,979
                                                                ---------
Total Food                                                      1,893,041
-------------------------------------------------------------------------
Forest Products & Paper - 1.2%
Bowater, Inc.(a)                                  28,074          418,864
Deltic Timber Corp.                                  892           50,773
Neenah Paper, Inc.                                 2,453           81,170
P.H. Glatfelter Co.                               12,524          185,856
Rock-Tenn Co. Class A                              6,061          175,163
Schweitzer-Mauduit International, Inc.             6,293          146,627
Wausau Paper Corp.                                13,841          154,327
Xerium Technologies, Inc.                         47,008          253,843
                                                                ---------
Total Forest Products & Paper                                   1,466,623
-------------------------------------------------------------------------
Gas - 1.7%
Chesapeake Utilities Corp.                         3,015          102,480
EnergySouth, Inc.                                  2,177          109,764
Laclede Group, Inc. (The)                          9,731          314,117
New Jersey Resources Corp.                        10,345          513,009
Northwest Natural Gas Co.                         11,192          511,474
South Jersey Industries, Inc.                      9,496          330,461
Southwest Gas Corp.                               11,210          317,131
                                                                ---------
Total Gas                                                       2,198,436
-------------------------------------------------------------------------
Hand/Machine Tools - 0.5%
Baldor Electric Co.                                8,560          341,972
Franklin Electric Co., Inc.(a)                     2,353           96,732
Regal-Beloit Corp.                                 3,847          184,233
                                                                ---------
Total Hand/Machine Tools                                          622,937
-------------------------------------------------------------------------
Healthcare-Products - 1.3%
Arrow International, Inc.                          9,573          435,475
Datascope Corp.                                    1,544           52,203
Invacare Corp.                                       893           20,878
LCA-Vision Inc.                                    5,676          166,818
Meridian Bioscience, Inc.                          8,419          255,263
Oakley, Inc.                                       7,299          211,890
PolyMedica Corp.(a)                                4,090          214,807
Vital Signs, Inc.                                  1,165           60,743
West Pharmaceutical Services, Inc.                 4,272          177,972
Young Innovations, Inc.                            1,001           28,639
                                                                ---------
Total Healthcare-Products                                       1,624,688
-------------------------------------------------------------------------
Healthcare-Services - 0.1%
National Healthcare Corp.                          1,835           94,301
-------------------------------------------------------------------------
Holding Companies-Diversified - 0.0%
Resource America, Inc. Class A                       553            8,732
-------------------------------------------------------------------------
Home Builders - 0.4%
Brookfield Homes Corp.                             1,548           28,715
Lennar Corp. Class B                               6,541          138,996
Levitt Corp. Class A                                 320              643
M/I Homes, Inc.                                    2,547           35,378
Monaco Coach Corp.(a)                              6,854           96,162
Skyline Corp.                                      1,734           52,159
Winnebago Industries, Inc.                         4,369          104,332
                                                                ---------
Total Home Builders                                               456,385
-------------------------------------------------------------------------
Home Furnishings - 1.0%
American Woodmark Corp.                              176            4,363

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  41

WisdomTree Smallcap Dividend Fund

September 30, 2007

----------------------------------------------------------------------------
Investments                                          Shares          Value
----------------------------------------------------------------------------
Bassett Furniture Industries, Inc.                    6,611        $  68,622
Ethan Allen Interiors, Inc.                           8,466          276,754
Furniture Brands International, Inc.(a)              25,622          259,807
Kimball International, Inc. Class B                   6,420           73,060
La-Z-Boy, Inc.(a)                                    25,273          186,515
Sealy Corp.(a)                                       23,061          323,776
Stanley Furniture Co., Inc.                           2,036           33,085
                                                                   ---------
Total Home Furnishings                                             1,225,982
----------------------------------------------------------------------------
Household Products/Wares - 1.8%
American Greetings Corp. Class A                      8,538          225,403
Blyth, Inc.                                           9,679          197,936
CSS Industries, Inc.                                  2,017           72,551
Ennis, Inc.                                           8,166          179,979
Standard Register Co. (The)                          26,291          334,159
Tupperware Brands Corp.                              32,800        1,032,872
WD-40 Co.                                             5,387          183,912
                                                                   ---------
Total Household Products/Wares                                     2,226,812
----------------------------------------------------------------------------
Housewares - 0.1%
Libbey, Inc.                                          1,315           23,039
Lifetime Brands, Inc.                                 2,097           42,548
National Presto Industries, Inc.                      1,322           70,066
                                                                   ---------
Total Housewares                                                     135,653
----------------------------------------------------------------------------
Insurance - 2.7%
21st Century Holding Co.                              2,824           40,101
Affirmative Insurance Holdings, Inc.                  1,032           11,858
Alfa Corp.                                           21,448          389,924
American Equity Investment Life Holding Co.           2,486           26,476
Baldwin & Lyons, Inc. Class B                         5,380          146,928
Brooke Corp.                                          9,525           94,202
Crawford & Co. Class B                                9,722           61,832
Donegal Group, Inc. Class A                           4,160           67,309
EMC Insurance Group, Inc.                             3,287           85,429
FBL Financial Group, Inc. Class A                     3,772          148,956
Harleysville Group, Inc.                              8,206          262,427
Hilb Rogal & Hobbs Co.                                4,867          210,887
Horace Mann Educators Corp.                          10,623          209,379
Independence Holding Co.                                335            6,827
Infinity Property & Casualty Corp.                    1,507           60,612
LandAmerica Financial Group, Inc.(a)                  3,655          142,472
Mercer Insurance Group, Inc.                            879           15,550
Midland Co. (The)                                     1,366           75,075
National Interstate Corp.                             1,273           39,196
NYMAGIC, Inc.                                           943           26,225
Presidential Life Corp.                               7,334          124,385
ProCentury Corp.                                      2,235           32,698
RLI Corp.                                             4,033          228,752
Safety Insurance Group, Inc.                          5,020          180,419
Selective Insurance Group, Inc.                      11,829          251,721
State Auto Financial Corp.                            6,144          179,712
Stewart Information Services Corp.                    3,880          132,968
Tower Group, Inc.                                       835           21,860
United Fire & Casualty Co.                            5,059          197,756
                                                                   ---------
Total Insurance                                                    3,471,936
----------------------------------------------------------------------------
Internet - 0.7%
TheStreet.com, Inc.                                   3,583           43,390
United Online, Inc.                                  52,378          786,194
                                                                   ---------
Total Internet                                                       829,584
----------------------------------------------------------------------------
Investment Companies - 2.9%
Ares Capital Corp.                                   52,115          847,911
Capital Southwest Corp.                                 233           28,603
Gladstone Capital Corp.(a)                            9,189          179,369
Gladstone Investment Corp.                           11,551          148,315
Hercules Technology Growth Capital, Inc.             17,080          226,652
MCG Capital Corp.                                    64,842          933,076
Medallion Financial Corp.                            12,257          133,479
MVC Capital, Inc.(a)                                  8,308          153,947
NGP Capital Resources Co.                            12,808          207,874
Patriot Capital Funding, Inc.                        21,121          282,388
Prospect Energy Corp.(a)                             13,328          226,843
Technology Investment Capital Corp.                  24,622          329,196
                                                                   ---------
Total Investment Companies                                         3,697,653
----------------------------------------------------------------------------
Iron/Steel - 0.4%
Gibraltar Industries, Inc.                            2,949           54,557
Great Northern Iron Ore Properties                    2,225          265,241
Olympic Steel, Inc.                                     376           10,212
Ryerson, Inc.(a)                                      2,655           89,580
Schnitzer Steel Industries, Inc. Class A                575           42,142
                                                                   ---------
Total Iron/Steel                                                     461,732
----------------------------------------------------------------------------
Leisure Time - 0.5%
Ambassadors Group, Inc.                               4,104          156,362
Ambassadors International, Inc.                       1,105           27,106
Arctic Cat, Inc.                                      2,505           40,982
Callaway Golf Co.                                    17,379          278,238
Marine Products Corp.                                 8,627           73,157
Nautilus, Inc.                                        3,529           28,126
                                                                   ---------
Total Leisure Time                                                   603,971
----------------------------------------------------------------------------
Lodging - 0.0%
Marcus Corp.                                          2,980           57,216
----------------------------------------------------------------------------
Machinery-Construction & Mining - 0.1%
Bucyrus International, Inc. Class A                   1,708          124,564
----------------------------------------------------------------------------
Machinery-Diversified - 1.7%
Alamo Group, Inc.                                     1,271           31,254
Albany International Corp. Class A                    3,821          143,249
Applied Industrial Technologies, Inc.                 9,259          285,455
Briggs & Stratton Corp.                              21,968          553,154
Cascade Corp.                                         1,777          115,807
Cognex Corp.                                          7,285          129,382
Gorman-Rupp Co. (The)                                 2,000           66,320
Lindsay Manufacturing Co.                               940           41,153
NACCO Industries, Inc. Class A                        1,020          105,550

                       See Notes to Financial Statements.

42  WisdomTree Domestic Dividend Funds

WisdomTree Smallcap Dividend Fund

September 30, 2007

--------------------------------------------------------------------------
Investments                                        Shares          Value
--------------------------------------------------------------------------
Robbins & Myers, Inc.                                1,173       $  67,201
Sauer-Danfoss, Inc.                                 11,676         311,516
Tennant Co.                                          3,533         172,057
Twin Disc, Inc.                                        900          52,380
Wabtec Corp.                                           693          25,960
                                                                 ---------
Total Machinery-Diversified                                      2,100,438
--------------------------------------------------------------------------
Media - 2.3%
Belo Corp. Class A                                  29,007         503,561
Citadel Broadcasting Corp.(a)                      108,917         453,094
Courier Corp.                                        2,648          93,236
Entercom Communications Corp.                       22,697         438,733
Gray Television, Inc.                               10,772          91,454
Hearst-Argyle Television, Inc.                       6,752         175,282
Journal Communications, Inc. Class A                13,288         125,970
Journal Register Co.                                 4,754          11,410
Lee Enterprises, Inc.                                8,884         138,324
Media General, Inc. Class A                          7,262         199,778
Sinclair Broadcast Group, Inc. Class A(a)           28,394         341,864
Value Line, Inc.                                     2,732         134,606
World Wrestling Entertainment, Inc.                 16,384         247,071
                                                                 ---------
Total Media                                                      2,954,383
--------------------------------------------------------------------------
Metal Fabricate/Hardware - 1.0%
A. M. Castle & Co.                                   1,627          53,040
Ampco-Pittsburgh Corp.                               1,224          48,201
CIRCOR International, Inc.                             713          32,377
Dynamic Materials Corp.                                713          34,146
Empire Resources, Inc.(a)                            2,297          15,436
Kaydon Corp.                                         3,830         199,122
Lawson Products, Inc.                                1,787          62,205
Mueller Industries, Inc.                             4,877         176,255
Mueller Water Products, Inc. Class A(a)              1,812          22,451
NN, Inc.                                             5,259          51,591
Quanex Corp.                                         7,543         354,369
Sun Hydraulics Corp.                                 3,635         115,593
Valmont Industries, Inc.                             1,949         165,373
                                                                 ---------
Total Metal Fabricate/Hardware                                   1,330,159
--------------------------------------------------------------------------
Mining - 0.7%
AMCOL International Corp.                            7,015         232,126
Compass Minerals International, Inc.                16,155         549,917
Royal Gold, Inc.                                     2,808          91,962
                                                                 ---------
Total Mining                                                       874,005
--------------------------------------------------------------------------
Miscellaneous Manufacturing - 2.1%
A.O. Smith Corp.                                     5,631         247,088
Actuant Corp. Class A                                  657          42,685
American Railcar Industries, Inc.                      841          18,519
Ameron International Corp.                           1,098         116,135
Barnes Group, Inc.                                  14,893         475,385
Federal Signal Corp.                                 8,000         122,880
Freightcar America, Inc.                               810          30,942
Koppers Holdings, Inc.                               7,086         273,590
Lancaster Colony Corp.                               9,403         358,913
Matthews International Corp. Class A                 1,972          86,374
Myers Industries, Inc.                               5,481         108,633
Portec Rail Products, Inc.                           2,691          31,377
Quixote Corp.                                        2,142          42,412
Raven Industries, Inc.                               2,769         110,898
Reddy Ice Holdings, Inc.                            19,478         513,635
Standex International Corp.                          4,139          85,595
Tredegar Corp.                                       3,772          65,067
                                                                 ---------
Total Miscellaneous Manufacturing                                2,730,128
--------------------------------------------------------------------------
Office Furnishings - 0.5%
Knoll, Inc.                                         10,551         187,175
Steelcase, Inc. Class A                             24,790         445,724
                                                                 ---------
Total Office Furnishings                                           632,899
--------------------------------------------------------------------------
Oil & Gas - 0.9%
Adams Resources & Energy, Inc.                         796          22,169
Alon USA Energy, Inc.                                2,842          96,003
Barnwell Industries, Inc.                              797          13,294
Berry Petroleum Co. Class A                          4,192         165,961
Crosstex Energy, Inc.(a)                            16,653         631,315
Delek US Holdings, Inc.                              5,280         132,422
Panhandle Royalty Co. Class A                          853          21,069
Penn Virginia Corp.                                  2,702         118,834
                                                                 ---------
Total Oil & Gas                                                  1,201,067
--------------------------------------------------------------------------
Oil & Gas Services - 0.6%
CARBO Ceramics, Inc.                                 3,505         177,809
Gulf Island Fabrication, Inc.                        1,401          53,784
Lufkin Industries, Inc.                              2,207         121,429
MarkWest Hydrocarbon, Inc.                           3,678         213,802
RPC, Inc.                                            9,770         138,832
                                                                 ---------
Total Oil & Gas Services                                           705,656
--------------------------------------------------------------------------
Packaging & Containers - 0.5%
Greif, Inc. Class A                                  3,854         233,861
Greif, Inc. Class B                                  6,672         376,968
                                                                 ---------
Total Packaging & Containers                                       610,829
--------------------------------------------------------------------------
Pharmaceuticals - 0.3%
Mannatech, Inc.                                      7,262          58,822
Perrigo Co.                                         11,283         240,892
Reliv' International, Inc.(a)                        2,063          20,630
                                                                 ---------
Total Pharmaceuticals                                              320,344
--------------------------------------------------------------------------
Real Estate - 0.3%
Consolidated-Tomoka Land Co.                           425          28,564
Forest City Enterprises, Inc. Class B                1,502          82,640
Resource Capital Corp.(a)                           23,158         260,759
Thomas Properties Group, Inc.                        2,364          28,368
                                                                 ---------
Total Real Estate                                                  400,331
--------------------------------------------------------------------------
REITS - 19.0%
Acadia Realty Trust                                 10,632         288,446
Agree Realty Corp.                                   4,959         155,415

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  43

WisdomTree Smallcap Dividend Fund

September 30, 2007

---------------------------------------------------------------------------
Investments                                        Shares           Value
---------------------------------------------------------------------------
American Campus Communities, Inc.                   12,232       $  358,275
American Financial Realty Trust                    111,514          897,688
American Land Lease, Inc.                            3,720           83,588
Ashford Hospitality Trust, Inc.                     52,831          530,952
Associated Estates Realty Corp.                      8,918          116,291
BRT Realty Trust                                     5,093           88,313
Capital Lease Funding, Inc.                         27,483          281,701
Cedar Shopping Centers, Inc.                        20,607          280,667
Cogdell Spencer, Inc.                                5,670          104,895
DiamondRock Hospitality Co.                         38,053          662,503
EastGroup Properties, Inc.                          10,599          479,711
Education Realty Trust, Inc.                        15,443          208,481
Entertainment Properties Trust                      14,786          751,129
Equity Inns, Inc.                                   37,908          855,963
Equity Lifestyle Properties, Inc.                    1,644           85,159
Extra Space Storage, Inc.                           42,571          655,168
FelCor Lodging Trust, Inc.                          36,992          737,251
Feldman Mall Properties, Inc.                       18,914          142,990
First Potomac Realty Trust                          12,101          263,802
Franklin Street Properties Corp.(a)                 55,273          953,458
Getty Realty Corp.                                  17,046          463,651
Gladstone Commercial Corp.                           6,481          121,195
Glimcher Realty Trust                               34,733          816,226
GMH Communities Trust                               35,816          277,574
Hersha Hospitality Trust                            23,744          235,066
Inland Real Estate Corp.                            40,872          633,107
Investors Real Estate Trust(a)                      36,228          391,262
Kite Realty Group Trust                             13,836          260,117
Lexington Corporate Properties Trust                63,644        1,273,515
LTC Properties, Inc.                                15,015          355,405
Medical Properties Trust, Inc.(a)                   34,347          457,502
Mid-America Apartment Communities, Inc.             11,587          577,612
Mission West Properties, Inc.                       11,069          134,488
Monmouth REIT Class A                               17,760          149,539
National Health Investors, Inc.                     19,771          611,122
National Retail Properties, Inc.                    38,973          950,162
Omega Healthcare Investors, Inc.                    40,640          631,139
One Liberty Properties, Inc.                         6,512          126,658
Parkway Properties, Inc.                             8,837          390,065
Pennsylvania Real Estate Investment Trust           25,715        1,001,341
PMC Commercial Trust                                12,057          157,826
PS Business Parks, Inc.                              4,770          271,175
Public Storage, Inc. Class A                         9,682          250,764
Ramco-Gershenson Properties Trust                    9,888          308,901
Republic Property Trust                             23,271          341,386
Saul Centers, Inc.                                   6,934          357,101
Sovran Self Storage, Inc.                           10,728          491,772
Sun Communities, Inc.                               16,067          483,295
Sunstone Hotel Investors, Inc.                      34,974          896,733
Tanger Factory Outlet Centers, Inc.                 13,590          551,618
UMH Properties, Inc.                                 7,802          108,604
Universal Health Realty Income Trust                 8,365          297,208
Urstadt Biddle Properties, Inc. Class A              9,935          153,694
U-Store-It Trust                                    37,270          491,964
Winthrop Realty Trust                               26,971          181,515
                                                                 ----------
Total REITS                                                      24,182,148
---------------------------------------------------------------------------
Retail - 3.8%
Ark Restaurants Corp.                                1,955           71,817
Asbury Automotive Group, Inc.                       14,503          287,304
Big 5 Sporting Goods Corp.                           4,719           88,245
Bob Evans Farms, Inc.                                8,214          247,899
Books-A-Million, Inc.                                  889           11,761
Borders Group, Inc.                                 14,517          193,512
Brown Shoe Co., Inc.                                 1,230           23,862
Buckle, Inc. (The)                                   6,183          234,583
Casey's General Stores, Inc.                         4,879          135,148
Cash America International, Inc.                       552           20,755
Cato Corp. (The) Class A                             9,438          192,913
CBRL Group, Inc.                                     4,747          193,678
Christopher & Banks Corp.                            5,792           70,199
CKE Restaurants, Inc.                                6,906          111,946
DEB Shops, Inc.                                      3,535           95,056
Fred's, Inc.                                         6,868           72,320
Group 1 Automotive, Inc.                             4,440          149,051
Haverty Furniture Cos., Inc.                         4,679           41,035
IHOP Corp.                                           3,912          247,747
Kenneth Cole Productions, Inc. Class A               4,692           90,884
Landry's Restaurants, Inc.                           1,926           50,962
Lithia Motors, Inc. Class A                          6,690          114,131
Longs Drug Stores Corp.                              6,046          300,306
Movado Group, Inc.                                   2,430           77,566
Nu Skin Enterprises, Inc. Class A                   17,015          274,962
PEP Boys-Manny, Moe & Jack (The)                    13,243          185,799
Ruby Tuesday, Inc.                                  12,991          238,255
Sonic Automotive, Inc.                               7,760          185,774
Stage Stores, Inc.                                   3,723           67,870
Stein Mart, Inc.                                     5,288           40,242
Talbots, Inc.(a)                                    14,354          258,372
Triarc Cos., Inc. Class A                            6,040           74,232
Triarc Cos., Inc. Class B                           13,524          169,185
Tuesday Morning Corp.(a)                            23,513          211,382
World Fuel Services Corp.                            1,121           45,748
                                                                 ----------
Total Retail                                                      4,874,501
---------------------------------------------------------------------------
Savings & Loans - 3.8%
Abington Bancorp Inc.                                3,453           33,667
American Bancorp of New Jersey, Inc.                 4,469           48,578
Anchor Bancorp Wisconsin, Inc.                       6,008          162,216
Atlantic Coast Federal Corp.                         3,730           56,360
BankFinancial Corp.                                  3,535           55,924
BankUnited Financial Corp. Class A                   3,338           51,873
Benjamin Franklin Bancorp, Inc.                      1,041           14,845
Berkshire Hills Bancorp, Inc.                        3,342          101,029
Brookline Bancorp, Inc.                             17,796          206,256

                       See Notes to Financial Statements.

44  WisdomTree Domestic Dividend Funds

WisdomTree Smallcap Dividend Fund

September 30, 2007

-----------------------------------------------------------------------------
Investments                                         Shares          Value
-----------------------------------------------------------------------------
CFS Bancorp, Inc.                                    4,409        $    62,167
Clifton Savings Bancorp, Inc.                        5,589             66,118
Dime Community Bancshares                           18,459            276,331
First Defiance Financial Corp.                       2,754             74,358
First Federal Bancshares of Arkansas, Inc.           1,476             26,989
First Financial Holdings, Inc.                       3,691            115,454
First Niagara Financial Group, Inc.                 45,182            639,324
First Place Financial Corp.                          8,115            143,636
Flagstar Bancorp, Inc.                              36,266            352,867
Flushing Financial Corp.                             6,251            105,017
Heritage Financial Group                             1,413             19,768
HMN Financial, Inc.                                  1,613             47,793
Home Federal Bancorp, Inc.                           2,270             30,214
Kearny Financial Corp.                               9,856            126,058
K-Fed Bancorp                                        3,523             46,398
KNBT Bancorp, Inc.                                   5,918             97,884
Legacy Bancorp, Inc.                                 4,381             60,984
Northwest Bancorp, Inc.                             20,173            574,123
OceanFirst Financial Corp.                           8,191            142,769
Pamrapo Bancorp, Inc.                                2,253             42,706
Parkvale Financial Corp.                             1,714             49,706
Partners Trust Financial Group, Inc.                12,608            153,439
PFF Bancorp, Inc.                                    3,819             58,583
Provident Financial Services, Inc.                  17,833            291,926
Provident New York Bancorp                           6,158             80,731
Rainier Pacific Financial Group, Inc.                3,776             63,059
Riverview Bancorp, Inc.                              3,736             55,480
Rockville Financial, Inc.                            2,122             30,260
Rome Bancorp, Inc.                                   2,540             30,124
Synergy Financial Group, Inc.                        2,097             31,791
Timberland Bancorp, Inc.                             1,758             27,776
United Community Financial Corp.                     1,466             10,585
United Financial Bancorp, Inc.                       2,519             31,639
Westfield Financial, Inc.                            6,437             62,503
Willow Grove Bancorp, Inc.                           6,668             82,883
WSFS Financial Corp.                                   422             26,333
                                                                  -----------
Total Savings & Loans                                               4,868,524
-----------------------------------------------------------------------------
Semiconductors - 0.1%
Cohu, Inc.                                           3,613             67,744
Richardson Electronics Ltd.                          3,071             21,036
                                                                  -----------
Total Semiconductors                                                   88,780
-----------------------------------------------------------------------------
Software - 0.5%
American Software, Inc. Class A                      9,068             83,426
Blackbaud, Inc.                                      5,608            141,546
Computer Programs & Systems, Inc.                    5,947            156,764
infoUSA, Inc.                                       12,464            115,791
Pegasystems, Inc.                                    5,387             64,105
QAD, Inc.                                            4,446             38,502
Renaissance Learning, Inc.(a)                        4,282             51,769
Schawk, Inc.                                         2,164             48,841
                                                                  -----------
Total Software                                                        700,744
-----------------------------------------------------------------------------
Telecommunications - 3.3%
Adtran, Inc.                                        15,081            347,315
Alaska Communications Systems Group, Inc.           28,130            406,479
Applied Signal Technology, Inc.                      4,972             67,221
Atlantic Tele-Network, Inc.                          3,502            127,298
Black Box Corp.                                      1,167             49,901
Consolidated Communications Holdings, Inc.          25,831            506,546
D&E Communications, Inc.                             6,500             92,430
FairPoint Communications, Inc.(a)                   37,959            715,906
Iowa Telecommunications Services, Inc.              36,950            733,457
North Pittsburgh Systems, Inc.                       5,103            121,247
Plantronics, Inc.                                    5,325            152,029
Shenandoah Telecommunications Co.                    2,885             62,778
SureWest Communications                              6,772            169,368
USA Mobility, Inc.                                  39,642            668,761
                                                                  -----------
Total Telecommunications                                            4,220,736
-----------------------------------------------------------------------------
Textiles - 0.1%
Angelica Corp.                                       2,299             45,313
G&K Services, Inc. Class A                           1,013             40,723
UniFirst Corp.                                         831             31,129
                                                                  -----------
Total Textiles                                                        117,165
-----------------------------------------------------------------------------
Toys/Games/Hobbies - 0.1%
Topps Co., Inc. (The)                                8,299             80,417
-----------------------------------------------------------------------------
Transportation - 0.7%
Arkansas Best Corp.                                  4,535            148,113
Forward Air Corp.                                    2,878             85,707
Heartland Express, Inc.                              5,428             77,512
Horizon Lines, Inc. Class A                          6,553            200,062
Knight Transportation, Inc.                          4,275             73,573
Pacer International, Inc.                            8,771            167,088
Werner Enterprises, Inc.                             8,379            143,700
                                                                  -----------
Total Transportation                                                  895,755
-----------------------------------------------------------------------------
Trucking & Leasing - 0.3%
Greenbrier Cos., Inc.(a)                             1,589             42,442
TAL International Group, Inc.(a)                    12,807            321,072
                                                                  -----------
Total Trucking & Leasing                                              363,514
-----------------------------------------------------------------------------
Water - 0.7%
American States Water Co.                            5,354            208,806
California Water Service Group                       6,680            257,112
Connecticut Water Service, Inc.                      3,908             90,509
Middlesex Water Co.                                  5,044             95,332
SJW Corp.                                            3,597            122,802
Southwest Water Co.                                  4,458             56,305
York Water Co.                                       4,061             68,428
                                                                  -----------
Total Water                                                           899,294
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $132,533,010)                                              126,481,393
=============================================================================

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  45

Schedule of Investments (unaudited) (concluded)

WisdomTree Smallcap Dividend Fund

September 30, 2007

Investments                                             Shares        Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.2%
MONEY MARKET FUND - 1.2%
Columbia Cash Reserves Fund, 4.99%(b)
(Cost: $1,480,306)                                   1,480,306     $  1,480,306
===============================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 10.2%
MONEY MARKET FUNDS(c) - 10.2%
AIM Liquid Assets Portfolio, 5.11%                         120              120
AIM Prime Portfolio, 5.08%                                 365              365
UBS Enhanced Yield Portfolio, 5.38%                  5,550,279        5,550,279
UBS Private Money Market Fund LLC, 5.21%             7,416,140        7,416,140
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED (Cost: $12,966,904)(d)                             12,966,904
===============================================================================
TOTAL INVESTMENTS IN SECURITIES  - 110.8%
(Cost: $146,980,220)(e)                                             140,928,603
Liabilities in Excess of Other Assets  - (10.8)%                    (13,735,168)
                                                                   ------------
NET ASSETS  - 100.0%                                               $127,193,435
===============================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Rate shown represents annualized 7-day yield as September 30, 2007.

(c)   Interest rates shown reflect yields as September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $12,305,441 and the total market value of the collateral held by the Fund was $12,966,904.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.


46  WisdomTree Domestic Dividend Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Domestic Dividend Funds

September 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                 WisdomTree    WisdomTree     WisdomTree    WisdomTree     WisdomTree   WisdomTree
                                                   Total     High-Yielding     LargeCap      Dividend        MidCap      SmallCap
                                               Dividend Fund  Equity Fund   Dividend Fund  Top 100 Fund  Dividend Fund Dividend Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost:                          $  94,728,550 $ 221,753,884  $ 338,169,062 $ 227,895,971  $116,257,484  $146,980,220
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value
 (including securities on loan) (Note 2)         101,658,557   227,532,651    355,735,015   235,549,174   114,734,122   140,928,603
Cash                                                       -             -        691,975             -             -             -
Receivables:
 Investment securities sold                          132,702     5,902,037              -             -       550,229     1,260,064
 Capital shares sold                                       -             -              -             -     5,620,862             -
 Dividends and interest                              179,800       632,594        580,793       590,957       253,417       453,255
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                     101,971,059   234,067,281    357,007,783   236,140,132   121,158,630   142,641,922
====================================================================================================================================
LIABILITIES:
Custodian bank                                       642,858     2,095,083              -     1,763,324       669,238       980,174
Payables:
 Investment securities purchased                           -             -              -             -     5,597,216     1,463,206
 Collateral for securities on loan (Note 2)        1,722,450    10,808,647     11,028,193    16,152,000     7,764,451    12,966,904
 Capital shares redeemed                                   -     5,913,395              -             -             -             -
 Advisory fees (Note 3)                               22,549        68,125         78,258        66,462        31,846        37,766
 Other accrued expenses                                  354           789          1,230           770           369           437
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                  2,388,211    18,886,039     11,107,681    17,982,556    14,063,120    15,448,487
====================================================================================================================================
NET ASSETS                                     $  99,582,848 $ 215,181,242  $ 345,900,102 $ 218,157,576  $107,095,510  $127,193,435
====================================================================================================================================
NET ASSETS:
Paid-in capital                                $  91,359,571 $ 207,312,375  $ 315,553,075 $ 209,576,425  $107,652,156  $132,139,549
Undistributed net investment income                  108,384       436,969        255,814       269,371       412,309       523,864
Accumulated net realized gain on investments       1,184,886     1,653,131     12,525,260       658,577       554,407       581,639
Net unrealized appreciation (depreciation) on
 investments                                       6,930,007     5,778,767     17,565,953     7,653,203    (1,523,362)   (6,051,617)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                     $  99,582,848 $ 215,181,242  $ 345,900,102 $ 218,157,576  $107,095,510  $127,193,435
====================================================================================================================================
Beneficial interest shares of $0.001 par value
 (unlimited number of shares authorized)           1,650,000     3,650,000      5,650,000     3,600,000     1,900,000     2,350,000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share                      $       60.35 $       58.95  $       61.22 $       60.60  $      56.37  $      54.12
====================================================================================================================================

                       See Notes to Financial Statements.


                                          WisdomTree Domestic Dividend Funds  47

Statements of Operations (unaudited)

WisdomTree Domestic Dividend Funds

For the Six Months Ended September 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                             WisdomTree    WisdomTree     WisdomTree    WisdomTree      WisdomTree      WisdomTree
                                               Total     High-Yielding     LargeCap      Dividend         MidCap         SmallCap
                                           Dividend Fund  Equity Fund   Dividend Fund  Top 100 Fund   Dividend Fund    Dividend Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $1,433,445   $   4,607,200   $ 5,011,183    $3,751,302    $  1,789,748     $  2,481,204
 Interest                                        7,607          15,245        15,334        11,400           6,783           12,924
 Securities lending income (Note 2)             13,295          74,563        28,710       122,397          65,182          123,498
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                      1,454,347       4,697,008     5,055,227     3,885,099       1,861,713        2,617,626
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                        135,975         436,551       497,682       403,111         184,775          221,671
 Service fees (Note 3)                             719           1,642         2,523         1,551             737              842
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                 136,694         438,193       500,205       404,662         185,512          222,513
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                        1,317,653       4,258,815     4,555,022     3,480,437       1,676,201        2,395,113
====================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                      (488,773)     (1,528,698)     (538,292)     (517,714)       (855,884)      (1,004,394)
 In-kind redemptions                         1,698,531       3,391,032    13,277,479     1,550,336       1,512,131        1,795,354
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain                            1,209,758       1,862,334    12,739,187     1,032,622         656,247          790,960
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
 (depreciation) on investments               2,524,513        (151,720)    4,509,788       790,988      (4,320,606)      (7,574,613)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments                                 3,734,271       1,710,614    17,248,975     1,823,610      (3,664,359)      (6,783,653)
====================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                  $5,051,924   $   5,969,429   $21,803,997    $5,304,047    $ (1,988,158)    $ (4,388,540)
====================================================================================================================================

                       See Notes to Financial Statements.


48  WisdomTree Domestic Dividend Funds

Statements of Changes in Net Assets

WisdomTree Domestic Dividend Funds

------------------------------------------------------------------------------------------
                                                         WisdomTree Total Dividend Fund
------------------------------------------------------------------------------------------
                                                             For the
                                                        Six Months Ended   For the Period
                                                          September 30,    June 16, 2006*
                                                               2007           through
                                                           (unaudited)     March 31, 2007
------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                    $  1,317,653     $    1,119,717
 Net realized gain on investments                            1,209,758            924,301
 Net change unrealized appreciation
  (depreciation) on investments                              2,524,513          4,405,494
------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         5,051,924          6,449,512
=========================================================================================
DIVIDENDS:
 Net investment income                                      (1,260,034)        (1,068,528)
------------------------------------------------------------------------------------------
Total dividends                                             (1,260,034)        (1,068,528)
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares                          15,221,789         97,974,095
 Cost of shares redeemed                                    (9,129,134)       (13,661,776)
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                  6,092,655         84,312,319
=========================================================================================
Net Increase in Net Assets                                   9,884,545         89,693,303
=========================================================================================
NET ASSETS:
Beginning of period                                       $ 89,698,303     $        5,000
End of period                                             $ 99,582,848     $   89,698,303
------------------------------------------------------------------------------------------
Undistributed net investment income included in
 net assets at end of period                              $    108,384     $       50,765
=========================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                     1,550,000                  -
 Shares created                                                250,000          1,800,100
 Shares redeemed                                              (150,000)          (250,100)
------------------------------------------------------------------------------------------
 Shares outstanding, end of period                           1,650,000          1,550,000
=========================================================================================

-----------------------------------------------------------------------------------------------------------------------------
                                                            WisdomTree High-Yielding
                                                                    Equity Fund            WisdomTree LargeCap Dividend Fund
-----------------------------------------------------------------------------------------------------------------------------
                                                             For the                             For the
                                                        Six Months Ended   For the Period   Six Months Ended   For the Period
                                                          September 30,    June 16, 2006*     September 30,    June 16, 2006*
                                                              2007             through            2007            through
                                                           (unaudited)     March 31, 2007      (unaudited)     March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                   $   4,258,815     $   2,867,199    $     4,555,022    $   3,092,111
 Net realized gain on investments                            1,862,334         1,500,157         12,739,187        2,536,624
 Net change unrealized appreciation
  (depreciation) on investments                               (151,720)        5,930,487          4,509,788       13,056,165
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         5,969,429        10,297,843         21,803,997       18,684,900
=============================================================================================================================
DIVIDENDS:
 Net investment income                                      (3,982,318)       (2,704,035)        (4,447,780)      (2,943,539)
-----------------------------------------------------------------------------------------------------------------------------
Total dividends                                             (3,982,318)       (2,704,035)        (4,447,780)      (2,943,539)
=============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares                          39,189,129       217,820,154        100,270,313      342,647,539
 Cost of shares redeemed                                   (31,869,480)      (19,544,480)      (105,065,425)     (25,054,903)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                  7,319,649       198,275,674         (4,795,112)     317,592,636
=============================================================================================================================
Net Increase in Net Assets                                   9,306,760       205,869,482         12,561,105      333,333,997
=============================================================================================================================
NET ASSETS:
Beginning of period                                      $ 205,874,482     $       5,000    $   333,338,997    $       5,000
End of period                                            $ 215,181,242     $ 205,874,482    $   345,900,102    $ 333,338,997
-----------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in
 net assets at end of period                             $     436,969     $     160,472    $       255,814    $     148,572
=============================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                     3,550,000                 -          5,750,000                -
 Shares created                                                650,000         3,900,100          1,650,000        6,200,100
 Shares redeemed                                              (550,000)         (350,100)        (1,750,000)        (450,100)
-----------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                           3,650,000         3,550,000          5,650,000        5,750,000
=============================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  49

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic Dividend Funds

                                                       WisdomTree Dividend Top 100 Fund
-----------------------------------------------------------------------------------------
                                                           For the
                                                       Six Months Ended   For the Period
                                                         September 30,    June 16, 2006*
                                                             2007             through
                                                          (unaudited)     March 31, 2007
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                  $   3,480,437     $   2,020,822
 Net realized gain on investments                           1,032,622         2,147,330
 Net change unrealized appreciation
  (depreciation) on investments                               790,988         6,862,215
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 5,304,047        11,030,367
=========================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                     (3,348,955)       (1,882,933)
 Capital gains                                                      -                 -
-----------------------------------------------------------------------------------------
Total dividends and distributions                          (3,348,955)       (1,882,933)
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares                         43,151,703       220,320,803
 Cost of shares redeemed                                  (14,957,907)      (41,464,549)
-----------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
 share transactions                                        28,193,796       178,856,254
=========================================================================================
Net Increase in Net Assets                                 30,148,888       188,003,688
=========================================================================================
NET ASSETS:
Beginning of period                                     $ 188,008,688     $       5,000
End of period                                           $ 218,157,576     $ 188,008,688
=========================================================================================
Undistributed net investment income included in
 net assets at end of period                            $     269,371     $     137,889
=========================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                    3,150,000                 -
 Shares created                                               700,000         3,900,100
 Shares redeemed                                             (250,000)         (750,100)
-----------------------------------------------------------------------------------------
 Shares outstanding, end of period                          3,600,000         3,150,000
=========================================================================================

                                                        WisdomTree MidCap Dividend Fund   WisdomTree SmallCap Dividend Fund
----------------------------------------------------------------------------------------------------------------------------
                                                            For the                             For the
                                                       Six Months Ended   For the Period   Six Months Ended   For the Period
                                                         September 30,    June 16, 2006*     September 30,    June 16, 2006*
                                                             2007             through            2007            through
                                                          (unaudited)     March 31, 2007      (unaudited)     March 31, 2007
----------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                  $   1,676,201      $    948,052     $   2,395,113     $   1,700,001
 Net realized gain on investments                             656,247           683,785           790,960         1,060,225
 Net change unrealized appreciation
  (depreciation) on investments                            (4,320,606)        2,797,244        (7,574,613)        1,522,996
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                (1,988,158)        4,429,081        (4,388,540)        4,283,222
============================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                     (1,348,810)         (863,134)       (2,187,981)       (1,374,057)
 Capital gains                                                      -            (4,321)                -                 -
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                          (1,348,810)         (867,455)       (2,187,981)       (1,374,057)
============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares                         43,253,187        83,384,228        35,496,862       126,413,016
 Cost of shares redeemed                                  (11,153,703)       (8,617,860)      (13,674,459)      (17,379,628)
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
 share transactions                                        32,099,484        74,766,368        21,822,403       109,033,388
============================================================================================================================
Net Increase in Net Assets                                 28,762,516        78,327,994        15,245,882       111,942,553
============================================================================================================================
NET ASSETS:
Beginning of period                                     $  78,332,994      $      5,000     $ 111,947,553     $       5,000
End of period                                           $ 107,095,510      $ 78,332,994     $ 127,193,435     $ 111,947,553
============================================================================================================================
Undistributed net investment income included in
 net assets at end of period                            $     412,309      $     84,918     $     523,864     $     316,732
============================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                    1,350,000                 -         1,950,000                 -
 Shares created                                               750,000         1,500,100           650,000         2,250,100
 Shares redeemed                                             (200,000)         (150,100)         (250,000)         (300,100)
----------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                          1,900,000         1,350,000         2,350,000         1,950,000
============================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

50  WisdomTree Domestic Dividend Funds

Financial Highlights

WisdomTree Domestic Dividend Funds

September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

-----------------------------------------------------------------------------------------
                                                            For the        For the Period
                                                       Six Months Ended    June 16, 2006(1)
                                                      September 30, 2007      through
WisdomTree Total Dividend Fund                            (unaudited)      March 31, 2007
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 57.87            $ 50.32
-----------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                     0.81               1.18
 Net realized and unrealized gain                             2.46               7.28
-----------------------------------------------------------------------------------------
Total from investment operations                              3.27               8.46
-----------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                       (0.79)             (0.91)
-----------------------------------------------------------------------------------------
Total dividends to shareholders                              (0.79)             (0.91)
-----------------------------------------------------------------------------------------
Net asset value, end of period                             $ 60.35            $ 57.87
=========================================================================================
TOTAL RETURN(3)                                               5.66%             16.84%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $ 99,583           $ 89,698
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers              0.28%(4)           0.28%(4)
 Expenses, prior to expense reimbursements/waivers            0.28%(4)           0.31%(4)
 Net investment income                                        2.71%(4)           2.76%(4)
-----------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                       4%                12%
=========================================================================================

                                                            For the        For the Period
                                                       Six Months Ended    June 16, 2006(1)
                                                      September 30, 2007      through
WisdomTree High-Yielding Equity Fund                      (unaudited)      March 31, 2007
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 57.99            $ 50.01
-----------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                     1.11               1.56
 Net realized and unrealized gain                             0.87               7.54
-----------------------------------------------------------------------------------------
Total from investment operations                              1.98               9.10
-----------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                       (1.02)             (1.12)
-----------------------------------------------------------------------------------------
Total dividends to shareholders                              (1.02)             (1.12)
-----------------------------------------------------------------------------------------
Net asset value, end of period                             $ 58.95            $ 57.99
=========================================================================================
TOTAL RETURN(3)                                               3.43%             18.23%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $215,181           $205,874
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers              0.38%(4)           0.38%(4)
 Expenses, prior to expense reimbursements/waivers            0.38%(4)           0.40%(4)
 Net investment income                                        3.71%(4)           3.68%(4)
-----------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                       6%                11%
=========================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.


                                          WisdomTree Domestic Dividend Funds  51

WisdomTree Domestic Dividend Funds

September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

-------------------------------------------------------------------------------------------
                                                            For the        For the Period
                                                       Six Months Ended    June 16, 2006(1)
                                                      September 30, 2007      through
WisdomTree LargeCap Dividend Fund                         (unaudited)      March 31, 2007
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 57.97            $ 50.34
-------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                     0.77               1.11
 Net realized and unrealized gain                             3.25               7.32
-------------------------------------------------------------------------------------------
Total from investment operations                              4.02               8.43
-------------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                       (0.77)             (0.80)
-------------------------------------------------------------------------------------------
Total dividends to shareholders                              (0.77)             (0.80)
-------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 61.22            $ 57.97
===========================================================================================
TOTAL RETURN(3)                                               6.94%             16.77%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $345,900           $333,339
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers              0.28%(4)           0.28%(4)
 Expenses, prior to expense reimbursements/waivers            0.28%(4)           0.29%(4)
 Net investment income                                        2.56%(4)           2.65%(4)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                       2%                13%
===========================================================================================

-------------------------------------------------------------------------------------------
                                                            For the        For the Period
                                                       Six Months Ended    June 16, 2006(1)
                                                      September 30, 2007      through
WisdomTree Dividend Top 100 Fund                          (unaudited)      March 31, 2007
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 59.69            $ 50.12
-------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                     1.00               1.40
 Net realized and unrealized gain                             0.86               9.09
-------------------------------------------------------------------------------------------
Total from investments operations                             1.86              10.49
-------------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                       (0.95)             (0.92)
-------------------------------------------------------------------------------------------
Total dividends to shareholders                              (0.95)             (0.92)
-------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 60.60            $ 59.69
===========================================================================================
TOTAL RETURN(3)                                               3.12%             20.99%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $218,158           $188,009
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers              0.38%(4)           0.38%(4)
 Expenses, prior to expense reimbursements/waivers            0.38%(4)           0.40%(4)
 Net investment income                                        3.28%(4)           3.29%(4)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                       4%                21%
===========================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

52  WisdomTree Domestic Dividend Funds

Financial Highlights (concluded)

WisdomTree Domestic Dividend Funds
September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

-------------------------------------------------------------------------------------------
                                                            For the        For the Period
                                                       Six Months Ended    June 16, 2006(1)
                                                      September 30, 2007      through
WisdomTree MidCap Dividend Fund                           (unaudited)      March 31, 2007
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 58.02            $ 50.21
-------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                     1.01               1.45
 Net realized and unrealized gain (loss)                     (1.87)              7.41
-------------------------------------------------------------------------------------------
Total from investment operations                             (0.86)              8.86
-------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                       (0.79)             (1.04)
 Capital gains                                                   -              (0.01)
-------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders            (0.79)             (1.05)
-------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 56.37            $ 58.02
===========================================================================================
TOTAL RETURN(3)                                              (1.50)%            17.71%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $107,096           $ 78,333
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers              0.38%(4)           0.38%(4)
 Expenses, prior to expense reimbursements/waivers            0.38%(4)           0.43%(4)
 Net investment income                                        3.45%(4)           3.47%(4)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      11%                12%
===========================================================================================

-------------------------------------------------------------------------------------------
                                                            For the        For the Period
                                                       Six Months Ended    June 16, 2006(1)
                                                      September 30, 2007      through
WisdomTree SmallCap Dividend Fund                         (unaudited)      March 31, 2007
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 57.41            $ 50.24
-------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                     1.15               1.79
 Net realized and unrealized gain (loss)                     (3.44)              6.65
-------------------------------------------------------------------------------------------
Total from investments operations                            (2.29)              8.44
-------------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                       (1.00)             (1.27)
-------------------------------------------------------------------------------------------
Total dividends to shareholders                              (1.00)             (1.27)
-------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 54.12            $ 57.41
===========================================================================================
TOTAL RETURN(3)                                              (4.04)%            16.88%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $127,193           $111,948
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers              0.38%(4)           0.38%(4)
 Expenses, prior to expense reimbursements/waivers            0.38%(4)           0.42%(4)
 Net investment income                                        4.11%(4)           4.25%(4)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      12%                16%
===========================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Dividend Funds  53

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2007, the Trust offered 38 investment funds (each a "Fund", collectively, the "Funds"). Each Fund is considered to be non-diversified. The Funds commenced operations on June 16, 2006, with the exception of the international dividend sector funds, domestic earnings funds, International Real Estate Fund and Emerging Markets High-Yielding Equity Fund that commenced operations on October 13, 2006, February 23, 2007, June 5, 2007 and July 13, 2007, respectively.

These financial statements relate only to the WisdomTree Total Dividend Fund ("Total Dividend Fund"), WisdomTree High-Yielding Equity Fund ("High-Yielding Equity Fund"), WisdomTree LargeCap Dividend Fund ("LargeCap Dividend Fund"), WisdomTree Dividend Top 100 Fund ("Dividend Top 100 Fund"), WisdomTree MidCap Dividend Fund ("MidCap Dividend Fund") and WisdomTree SmallCap Dividend Fund ("SmallCap Dividend Fund") together the "Domestic Dividend Funds".

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments, Inc. ("Wisdom Tree Investments"). Each Index consists of dividend paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. "WisdomTree", "WisdomTree Investments", and "Dividend Top 100" are service marks of WisdomTree Investments licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP"), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - The Net Asset Value ("NAV") of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) Investment Income - Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

(d) Expenses/Reimbursements - WisdomTree Asset Management ("WTAM") has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM. Pursuant to a separate contractual arrangement, WTAM has paid the expenses described in (iii), (iv) and (v) through July 31, 2007.

(e) Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to

54  WisdomTree Domestic Dividend Funds

102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

(f) Tax Information and Dividends and Distributions to Shareholders - It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended ("the Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

The Funds adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes. This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expenses on the Statements of Operations. Management has evaluated the application of FIN 48 to the Funds, and has determined that there is no impact resulting from the adoption of this interpretation on the Funds' financial statements.

(g) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

                                          WisdomTree Domestic Dividend Funds  55

3. ADVISER FEES AND TRANSACTIONS

Adviser Fees - WTAM provides investment management services to each Fund pursuant to an Investment Advisory Agreement between the Trust and WTAM. As compensation for services rendered, facilities furnished, and expenses borne by WTAM, each Fund pays WTAM a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund.

--------------------------------------------------------------------------
   Fund                                                         Fee Rate
--------------------------------------------------------------------------
   Total Dividend Fund                                            0.28%
--------------------------------------------------------------------------
   High-Yielding Equity Fund                                      0.38%
--------------------------------------------------------------------------
   LargeCap Dividend Fund                                         0.28%
--------------------------------------------------------------------------
   Dividend Top 100 Fund                                          0.38%
--------------------------------------------------------------------------
   MidCap Dividend Fund                                           0.38%
--------------------------------------------------------------------------
   SmallCap Dividend Fund                                         0.38%
--------------------------------------------------------------------------

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the six months ended September 30, 2007, there were no transactions in affiliated ETFs.

Pursuant to a separate contractual arrangement, effective August 1, 2007, WTAM has arranged for the provision of chief compliance officer ("CCO") services to the Trust, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a fee paid by each Fund of up to 0.0044% of the Fund's average daily net assets.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2007, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2007 were as follows:

------------------------------------------------------------
Fund                              Purchases        Sales
------------------------------------------------------------
   Total Dividend Fund          $ 3,402,134    $ 3,638,396
------------------------------------------------------------
   High-Yielding Equity Fund     12,875,916     12,863,048
------------------------------------------------------------
   LargeCap Dividend Fund         7,893,847      8,690,854
------------------------------------------------------------
   Dividend Top 100 Fund          8,107,640      8,126,747
------------------------------------------------------------
   MidCap Dividend Fund          10,519,906     10,880,151
------------------------------------------------------------
   SmallCap Dividend Fund        13,695,826     13,825,924
------------------------------------------------------------

For the six months ended September 30, 2007, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund                              Purchases      Redemptions
------------------------------------------------------------
   Total Dividend Fund          $ 15,178,738    $  9,085,603
------------------------------------------------------------
   High-Yielding Equity Fund      39,005,945      31,675,262
------------------------------------------------------------
   LargeCap Dividend Fund        100,016,182     104,465,948
------------------------------------------------------------
   Dividend Top 100 Fund          43,008,415      14,861,007
------------------------------------------------------------
   MidCap Dividend Fund           43,058,881      11,052,590
------------------------------------------------------------
   SmallCap Dividend Fund         35,225,928      13,606,838
------------------------------------------------------------

56  WisdomTree Domestic Dividend Funds

Notes to Financial Statements (unaudited) (concluded)


Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes, as indicated below:

---------------------------------------------------------------------------------------------------
                                                                                     Net Unrealized
                                               Gross Unrealized   Gross Unrealized    Appreciation
Fund                              Tax Cost       Appreciation       Depreciation     (Depreciation)
---------------------------------------------------------------------------------------------------
   Total Dividend Fund          $ 94,728,550      $ 9,719,768      $  (2,789,761)      $6,930,007
---------------------------------------------------------------------------------------------------
   High-Yielding Equity Fund     221,753,884       15,250,733         (9,471,966)       5,778,767
---------------------------------------------------------------------------------------------------
   LargeCap Dividend Fund        338,169,062       28,011,123        (10,445,170)      17,565,953
---------------------------------------------------------------------------------------------------
   Dividend Top 100 Fund         227,895,971       15,689,222         (8,036,019)       7,653,203
---------------------------------------------------------------------------------------------------
   MidCap Dividend Fund          116,257,484        4,863,359         (6,386,721)      (1,523,362)
---------------------------------------------------------------------------------------------------
   SmallCap Dividend Fund        146,980,220        5,511,025        (11,562,642)      (6,051,617)
---------------------------------------------------------------------------------------------------

7. NEW ACCOUNTING PRONOUNCEMENTS

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for the fiscal period.

8. SUBSEQUENT EVENT

Effective October 30, 2007, the Trust launched the WisdomTree Emerging Markets SmallCap Dividend Fund (DGS). The Fund has an expense ratio of 0.63%.


                                          WisdomTree Domestic Dividend Funds  57

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

-------------------------------------------------------------------------------------------------------
                                                       Market Price Above or      Market Price Below
                                                     Equal to Net Asset Value      Net Asset Value
-------------------------------------------------------------------------------------------------------
                                        Basis Point    Number   Percentage of    Number    Percentage
                                       Differential   of Days     Total Days    of Days   of Total Days
-------------------------------------------------------------------------------------------------------
WisdomTree Total Dividend Fund
April 1, 2007 - September 30, 2007         0 - 24.9      57          45.24%        67         53.18%
                                 ----------------------------------------------------------------------
                                          25 - 49.9       1           0.79%         1          0.79%
                                 ----------------------------------------------------------------------
                                          50 - 74.9       0           0.00%         0          0.00%
                                 ----------------------------------------------------------------------
                                         75 - 100.0       0           0.00%         0          0.00%
                                 ----------------------------------------------------------------------
                                            > 100.0       0           0.00%         0          0.00%
                                 ----------------------------------------------------------------------
                                          Total          58          46.03%        68         53.97%
=======================================================================================================
WisdomTree High-Yielding Equity Fund
April 1, 2007 - September 30, 2007         0 - 24.9      54          42.86%        69         54.76%
                                 ----------------------------------------------------------------------
                                          25 - 49.9       2           1.59%         1          0.79%
                                 ----------------------------------------------------------------------
                                          50 - 74.9       0           0.00%         0          0.00%
                                 ----------------------------------------------------------------------
                                         75 - 100.0       0           0.00%         0          0.00%
                                 ----------------------------------------------------------------------
                                            > 100.0       0           0.00%         0          0.00%
                                 ----------------------------------------------------------------------
                                          Total          56          44.45%        70         55.55%
=======================================================================================================
WisdomTree LargeCap Dividend Fund
April 1, 2007 - September 30, 2007         0 - 24.9      64          50.80%        49         38.89%
                                 ----------------------------------------------------------------------
                                          25 - 49.9       6           4.76%         3          2.38%
                                 ----------------------------------------------------------------------
                                          50 - 74.9       1           0.79%         1          0.79%
                                 ----------------------------------------------------------------------
                                         75 - 100.0       0           0.00%         0          0.00%
                                 ----------------------------------------------------------------------
                                            > 100.0       2           1.59%         0          0.00%
                                 ----------------------------------------------------------------------
                                          Total          73          57.94%        53         42.06%
=======================================================================================================
WisdomTree Dividend Top 100 Fund
April 1, 2007 - September 30, 2007         0 - 24.9      54          42.86%        54         42.86%
                                 ----------------------------------------------------------------------
                                          25 - 49.9      13          10.31%         2          1.59%
                                 ----------------------------------------------------------------------
                                          50 - 74.9       0           0.00%         0          0.00%
                                 ----------------------------------------------------------------------
                                         75 - 100.0       0           0.00%         0          0.00%
                                 ----------------------------------------------------------------------
                                            > 100.0       2           1.59%         1          0.79%
                                 ----------------------------------------------------------------------
                                          Total          69          54.76%        57         45.24%
=======================================================================================================
WisdomTree MidCap Dividend Fund
April 1, 2007 - September 30, 2007         0 - 24.9      72          57.14%        51         40.48%
                                 ----------------------------------------------------------------------
                                          25 - 49.9       0           0.00%         1          0.79%
                                 ----------------------------------------------------------------------
                                          50 - 74.9       0           0.00%         0          0.00%
                                 ----------------------------------------------------------------------
                                         75 - 100.0       0           0.00%         0          0.00%
                                 ----------------------------------------------------------------------
                                            > 100.0       2           1.59%         0          0.00%
                                 ----------------------------------------------------------------------
                                          Total          74          58.73%        52         41.27%
=======================================================================================================
WisdomTree SmallCap Dividend Fund
April 1, 2007 - September 30, 2007         0 - 24.9      70          55.56%        53         42.06%
                                 ----------------------------------------------------------------------
                                          25 - 49.9       0           0.00%         3          2.38%
                                 ----------------------------------------------------------------------
                                          50 - 74.9       0           0.00%         0          0.00%
                                 ----------------------------------------------------------------------
                                         75 - 100.0       0           0.00%         0          0.00%
                                 ----------------------------------------------------------------------
                                            > 100.0       0           0.00%         0          0.00%
                                 ----------------------------------------------------------------------
                                          Total          70          55.56%        56         44.44%
=======================================================================================================

58  WisdomTree Domestic Dividend Funds

General Information (unaudited)


Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund's portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2007, is available without charge, upon request, (i) by calling 1-866-909-WISE; (ii) on the Trust's website at www.wisdomtree.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and are available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund's portfolio holdings is available daily at www.wisdomtree.com.

The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.


                                          WisdomTree Domestic Dividend Funds  59

The WisdomTree Trust


Investment Adviser
WisdomTree Asset Management, Inc.
48 Wall Street, Suite 1100
New York, NY 10005

Investment Sub-Adviser
BNY Investment Advisors
1633 Broadway
New York, NY 10019

Administrator, Custodian & Transfer Agent
The Bank of New York
101 Barclay Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of September 30, 2007:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)
WisdomTree High-Yielding Equity Fund (DHS)
WisdomTree LargeCap Dividend Fund (DLN)
WisdomTree Dividend Top 100 Fund (DTN)
WisdomTree MidCap Dividend Fund (DON)
WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)
WisdomTree DEFA High-Yielding Equity Fund (DTH)
WisdomTree Europe Total Dividend Fund (DEB)
WisdomTree Europe High-Yielding Equity Fund (DEW)
WisdomTree Europe SmallCap Dividend Fund (DFE)
WisdomTree Japan Total Dividend Fund (DXJ)
WisdomTree Japan High-Yielding Equity Fund (DNL)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
WisdomTree Pacific ex-Japan Total Dividend Fund (DND)
WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)
WisdomTree International LargeCap Dividend Fund (DOL)
WisdomTree International Dividend Top 100 Fund (DOO)
WisdomTree International MidCap Dividend Fund (DIM)
WisdomTree International SmallCap Dividend Fund (DLS)
WisdomTree International Real Estate Fund (DRW)
WisdomTree Emerging Markets High-Yielding Equity Fund (DEM)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)
WisdomTree International Communications Sector Fund (DGG)
WisdomTree International Consumer Cyclical Sector Fund (DPC)
WisdomTree International Consumer Non-Cyclical Sector Fund (DPN)
WisdomTree International Energy Sector Fund (DKA)
WisdomTree International Financial Sector Fund (DRF)
WisdomTree International Health Care Sector Fund (DBR)
WisdomTree International Industrial Sector Fund (DDI)
WisdomTree International Technology Sector Fund (DBT)
WisdomTree International Utilities Sector Fund (DBU)

WisdomTree Domestic Earnings Funds

WisdomTree Total Earnings Fund (EXT)
WisdomTree Earnings 500 Fund (EPS)
WisdomTree MidCap Earnings Fund (EZM)
WisdomTree SmallCap Earnings Fund (EES)
WisdomTree Earnings Top 100 Fund (EEZ)
WisdomTree Low P/E Fund (EZY)

The WisdomTree Funds are exchange traded funds ("ETFs") registered with the United States Securities and Exchange Commission ("SEC") as series of WisdomTree Trust ("Trust"). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds' distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE
(9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

In addition to the normal risks associated with investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Funds focusing on a single country, sector, and/or funds that emphasize investments in smaller companies may experience greater price volatility. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Transactions in fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the funds only in large amounts of 50,000 shares or more.

[LOGO]
WISDOMTREE
    Fundamental ETFs

48 Wall Street, Suite 1100
New York, NY 10005
1.866.909.WISE (9473)
www.wisdomtree.com

WisdomTree Domestic Dividend ETFs

WisdomTree Total Dividend Fund
WisdomTree High-Yielding Equity Fund
WisdomTree LargeCap Dividend Fund
WisdomTree Dividend Top 100(SM) Fund
WisdomTree MidCap Dividend Fund
WisdomTree SmallCap Dividend Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.



WIS000884 (11/2008)

[LOGO]
WISDOMTREE
    Fundamental ETFs


WisdomTree Trust

Domestic Earnings Funds


--------------------------------------------------------------------------------


Semi-Annual Report

September 30, 2007

WisdomTree Total Earnings Fund
WisdomTree Earnings 500 Fund
WisdomTree MidCap Earnings Fund
WisdomTree SmallCap Earnings Fund
WisdomTree Earnings Top 100 Fund
WisdomTree Low P/E Fund

Table of Contents

Letter to Shareholders .................................   1
Performance Summaries ..................................   3
Shareholder Expense Examples ...........................   9
Schedules of Investments
 WisdomTree Total Earnings Fund ........................  11
 WisdomTree Earnings 500 Fund ..........................  23
 WisdomTree MidCap Earnings Fund .......................  30
 WisdomTree SmallCap Earnings Fund .....................  39
 WisdomTree Earnings Top 100 Fund ......................  50
 WisdomTree Low P/E Fund ...............................  52
Statements of Assets and Liabilities ...................  57
Statements of Operations ...............................  58
Statements of Changes in Net Assets ....................  59
Financial Highlights ...................................  61
Notes to the Financial Statements ......................  64
Frequency Distribution of Discounts & Premiums .........  68
General Information ....................................  69





"WisdomTree", "WisdomTree Investments" and "Dividend Top 100" are service marks of WisdomTree Investments, Inc. and are licensed for use by the Trust.

Letter to Shareholders


Dear Shareholders:

It is a pleasure to report to you on the progress of the WisdomTree Trust for the six-month period ended September 30, 2007.

WisdomTree is committed to providing investors with viable alternatives to cap-weighted index funds. Two recent launches underscore our intention to serve investors in unique ways. In June, the company launched the first fundamentally weighted international real estate exchange traded fund (DRW). In July, WisdomTree listed the first fundamentally weighted emerging markets ETF (DEM), comprised of dividend-paying companies selected from 19 emerging market nations. When combined with WisdomTree's 14 developed market ETFs and 10 pure non-U.S. sector ETFs, our international offerings stood at 26 as of September 30, 2007, distinguishing WisdomTree's international line-up as one of the most comprehensive in the industry today. As of September 30, 2007, WisdomTree Trust assets totaled $4.4 billion, with approximately 71% of total assets under management invested in WisdomTree's international product set.

The highest returns over this six-month period were generated outside the U.S. Equity markets in the Pacific region excluding Japan showed the greatest strength relative to other parts of the developed market, while Japanese equity markets continued to lag. WisdomTree's best-performing fund was its Pacific ex-Japan Total Dividend Fund (DND), which returned 24.40% for the six-month period ended September 30, 2007. The WisdomTree Japan High-Yielding Equity Fund
(DNL), which lost 5.74% for the period, was WisdomTree's worst performing fund over this time frame. However, WisdomTree's broadest international ETF, the WisdomTree DEFA Fund (DWM), benefited from Japan's relative weakness. DWM, which is underweight Japanese stocks relative to the MSCI EAFE Index, returned 10.63% for the period, surpassing the MSCI EAFE Index by 1.91 percentage points for the six-month period ended September 30, 2007.*

On the domestic front, WisdomTree's fundamentally-weighted ETFs ran into two head winds: weakness in the financial and real estate industries, coupled with the re-emergence of growth stocks. Buffeted by investor concerns over exposure to sub-prime housing loans, financial stocks have been the worst performing sector of the U.S. economy in 2007. The weakness in financials contributed to value stocks, measured by the Russell 3000 Value Index, underperforming growth stocks, measured by the Russell 3000 Growth Index, for first time since 1999. Specific performance information for WisdomTree's funds, relative to their underlying WisdomTree index and a comparable benchmark, is provided in the pages that follow.

Thank you for your continued support.

Best regards,

/s/ Jonathan Steinberg

Jonathan Steinberg
President, WisdomTree Trust
CEO, WisdomTree Asset Management, Inc.

The sources and forecasts expressed are as of September 30, 2007 and may not actually come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation of any specific security.

Mr. Steinberg is a registered representative of ALPS Distributors, Inc.

* Performance Information for the MSCI EAFE Index assumed the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.

                                           WisdomTree Domestic Earnings Funds  1

Letter to Shareholders (concluded)


Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI's express written consent.

The MSCI EAFE Index is a market cap-weighted index composed of company's representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.




2  WisdomTree Domestic Earnings Funds

Performance Summary

WisdomTree Total Earnings Fund

Sector Breakdown+ as of 9/30/07++
--------------------------------------
              [PIE CHART]

Financials                       22.8%
Energy                           16.7%
Industrials                      11.6%
Technology                       10.8%
Consumer Discretionary            9.3%
Health Care                       9.2%
Consumer Staples                  8.8%
Materials                         4.3%
Utilities                         3.8%
Telecommunication Services        2.7%

--------------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
------------------------------------------
Description                % of Net Assets
------------------------------------------
Exxon Mobil Corp.                5.1%
------------------------------------------
Chevron Corp.                    2.3%
------------------------------------------
General Electric Co.             2.2%
------------------------------------------
ConocoPhillips                   2.0%
------------------------------------------
Bank of America Corp.            2.0%
------------------------------------------
Citigroup, Inc.                  1.9%
------------------------------------------
Microsoft Corp.                  1.3%
------------------------------------------
Pfizer, Inc.                     1.2%
------------------------------------------
AT&T, Inc.                       1.2%
------------------------------------------
JPMorgan Chase & Co.             1.2%
------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree Total Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The WisdomTree Total Earnings Fund (EXT) returned 6.95% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Energy contributed most significantly to this performance; the sector comprised on average 15.35% of the Fund and returned 22.28% over the period. Exxon Mobil Corp. was the top contributor to the performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 9/30/07
------------------------------------------------------------------------------------------------
                                               Cumulative Total Return
------------------------------------------------------------------------------------------------
                                                             WisdomTree
                      Net Asset Value     Market Price     Earnings Index     Russell 3000 Index
------------------------------------------------------------------------------------------------
Six Months                  6.95%              6.95%             6.93%               7.40%
------------------------------------------------------------------------------------------------
Since Inception(1)          5.04%              5.02%             5.02%               5.16%
------------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the AMEX on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                           WisdomTree Domestic Earnings Funds  3

Performance Summary

WisdomTree Earnings 500 Fund

Sector Breakdown+ as of 9/30/07++
--------------------------------------
            [PIE CHART]

Financials                       23.1%
Energy                           17.9%
Industrials                      11.0%
Technology                       10.7%
Health Care                       9.5%
Consumer Staples                  9.5%
Consumer Discretionary            8.1%
Utilities                         3.7%
Materials                         3.5%
Telecommunication Services        3.0%

--------------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
---------------------------------

Description                       % of Net Assets
-------------------------------------------------
Exxon Mobil Corp.                       5.9%
-------------------------------------------------
Chevron Corp.                           2.7%
-------------------------------------------------
General Electric Co.                    2.6%
-------------------------------------------------
ConocoPhillips                          2.5%
-------------------------------------------------
Bank of America Corp.                   2.3%
-------------------------------------------------
Citigroup, Inc.                         2.2%
-------------------------------------------------
Microsoft Corp.                         1.6%
-------------------------------------------------
American International Group, Inc.      1.4%
-------------------------------------------------
Pfizer, Inc.                            1.4%
-------------------------------------------------
AT&T, Inc.                              1.4%
-------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree Earnings 500 Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The WisdomTree Earnings 500 Fund (EPS) returned 7.85% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Energy contributed most significantly to this performance; the sector comprised on average 16.49% of the Fund and returned 23.07% over the period. Exxon Mobil Corp. was the top contributor to the performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 9/30/07
----------------------------------------------------------------------------------------
                                           Cumulative Total Return
----------------------------------------------------------------------------------------
                                                           WisdomTree
                                                          Earnings 500
                      Net Asset Value     Market Price        Index        S&P 500 Index
----------------------------------------------------------------------------------------
Six Months                  7.85%              7.80%           8.03%            8.44%
----------------------------------------------------------------------------------------
Since Inception(1)          6.05%              6.05%           6.26%            6.35%
----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the AMEX on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4  WisdomTree Domestic Earnings Funds

Performance Summary

WisdomTree MidCap Earnings Fund

Sector Breakdown+ as of 9/30/07++
--------------------------------------

            [PIE CHART]

Financials                       19.7%
Consumer Discretionary           17.4%
Industrials                      14.5%
Technology                       10.5%
Materials                        10.2%
Energy                            9.9%
Health Care                       7.5%
Utilities                         5.5%
Consumer Staples                  4.3%
Telecommunication Services        0.5%

--------------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
---------------------------------

Description                        % of Net Assets
--------------------------------------------------
Rite Aid Corp.                           1.1%
--------------------------------------------------
Florida Rock Industries, Inc.            0.6%
--------------------------------------------------
Patterson-UTI Energy, Inc.               0.6%
--------------------------------------------------
Reliance Steel & Aluminum Co.            0.6%
--------------------------------------------------
Goodyear Tire & Rubber Co. (The)         0.6%
--------------------------------------------------
Steel Dynamics, Inc.                     0.5%
--------------------------------------------------
Western Digital Corp.                    0.5%
--------------------------------------------------
Cleveland-Cliffs, Inc.                   0.5%
--------------------------------------------------
Frontier Oil Corp.                       0.5%
--------------------------------------------------
Allied Capital Corp.                     0.5%
--------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree MidCap Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The WisdomTree MidCap Earnings Fund (EZM) returned 1.44% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Energy contributed most significantly to this performance; the sector comprised on average 9.41% of the Fund and returned 14.08% over the period. Western Digital Corp. was the top contributor to the performance for the period. Consumer Discretionary was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/07
-----------------------------------------------------------------------------------------
                                           Cumulative Total Return
-----------------------------------------------------------------------------------------
                                                             WisdomTree
                                                           MidCap Earnings     S&P MidCap
                      Net Asset Value     Market Price          Index          400 Index
-----------------------------------------------------------------------------------------
Six Months                  1.44%              1.25%             1.41%            4.92%
-----------------------------------------------------------------------------------------
Since Inception(1)         (0.97)%            (0.93)%           (0.91)%           2.74%
-----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the AMEX on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                           WisdomTree Domestic Earnings Funds  5

Performance Summary

WisdomTree SmallCap Earnings Fund

Sector Breakdown+ as of 9/30/07++
--------------------------------------

              [PIE CHART]

Financials                       23.7%
Industrials                      21.4%
Consumer Discretionary           15.9%
Technology                       13.5%
Health Care                       7.3%
Energy                            6.3%
Materials                         5.5%
Consumer Staples                  3.2%
Utilities                         1.8%
Telecommunication Services        1.4%

--------------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
--------------------------------------------------
Description                        % of Net Assets
--------------------------------------------------
Encore Wire Corp.                        0.7%
--------------------------------------------------
Champion Enterprises, Inc.               0.6%
--------------------------------------------------
Visteon Corp.                            0.6%
--------------------------------------------------
Plexus Corp.                             0.5%
--------------------------------------------------
Ocwen Financial Corp.                    0.5%
--------------------------------------------------
Metal Management, Inc.                   0.5%
--------------------------------------------------
Brookfield Homes Corp.                   0.5%
--------------------------------------------------
Omnivision Technologies, Inc.            0.4%
--------------------------------------------------
Imergent, Inc.                           0.4%
--------------------------------------------------
PolyOne Corp.                            0.4%
--------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree SmallCap Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The WisdomTree SmallCap Earnings Fund (EES) returned -3.87% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Technology contributed most significantly to this performance; the sector comprised on average 12.55% of the Fund and returned 9.90% over the period. Plexus Corp. was the top contributor to the performance for the period. Consumer Discretionary was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/07
------------------------------------------------------------------------------------------------
                                               Cumulative Total Return
------------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                              SmallCap
                      Net Asset Value     Market Price     Earnings Index     Russell 2000 Index
------------------------------------------------------------------------------------------------
Six Months                  (3.87)%           (3.99)%           (3.79)%              1.19%
------------------------------------------------------------------------------------------------
Since Inception(1)          (7.63)%           (7.89)%           (7.50)%             (1.83)%
------------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the AMEX on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


6  WisdomTree Domestic Earnings Funds

Performance Summary

WisdomTree Earnings Top 100 Fund

Sector Breakdown+ as of 9/30/07++
--------------------------------------

               [PIE CHART]

Financials                       31.5%
Energy                           24.0%
Industrials                      12.8%
Materials                         9.8%
Consumer Discretionary            6.2%
Utilities                         5.0%
Consumer Staples                  3.9%
Health Care                       3.6%
Technology                        2.4%
Telecommunication Services        0.8%

--------------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
---------------------------------------------
Description                   % of Net Assets
---------------------------------------------
Southern Copper Corp.               2.7%
---------------------------------------------
Freeport-McMoRan Copper &
    Gold, Inc.                      2.3%
---------------------------------------------
Valero Energy Corp.                 2.2%
---------------------------------------------
Marathon Oil Corp.                  2.0%
---------------------------------------------
ConocoPhillips                      1.9%
---------------------------------------------
Anadarko Petroleum Corp.            1.9%
---------------------------------------------
Hess Corp.                          1.8%
---------------------------------------------
Apache Corp.                        1.8%
---------------------------------------------
Chesapeake Energy Corp.             1.6%
---------------------------------------------
Chevron Corp.                       1.5%
---------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree Earnings Top 100 Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings Top 100 Index.

The WisdomTree Earnings Top 100 Fund (EEZ) returned 6.88% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Energy contributed most significantly to this performance; the sector comprised on average 22.34% of the Fund and returned 18.96% over the period. Southern Copper Corp. was the top contributor to the performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/07
----------------------------------------------------------------------------------------
                                           Cumulative Total Return
----------------------------------------------------------------------------------------
                                                            WisdomTree
                                                           Earnings Top     Russell 1000
                      Net Asset Value     Market Price       100 Index      Value Index
----------------------------------------------------------------------------------------
Six Months                  6.88%              6.86%            7.11%           4.67%
----------------------------------------------------------------------------------------
Since Inception(1)          5.39%              5.50%            5.65%           3.31%
----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the AMEX on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                           WisdomTree Domestic Earnings Funds  7

Performance Summary

WisdomTree Low P/E Fund

Sector Breakdown+ as of 9/30/07++
--------------------------------------

             [PIE CHART]

Financials                       32.2%
Energy                           27.1%
Industrials                       7.5%
Consumer Discretionary            6.7%
Consumer Staples                  5.9%
Health Care                       5.8%
Materials                         5.3%
Technology                        4.5%
Utilities                         3.0%
Telecommunication Services        2.0%

--------------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
------------------------------------------
Description                % of Net Assets
------------------------------------------
Exxon Mobil Corp.                8.9%
------------------------------------------
Chevron Corp.                    4.1%
------------------------------------------
ConocoPhillips                   3.6%
------------------------------------------
Bank of America Corp.            3.4%
------------------------------------------
Citigroup, Inc.                  3.3%
------------------------------------------
JPMorgan Chase & Co.             2.1%
------------------------------------------
Pfizer, Inc.                     2.1%
------------------------------------------
American International
    Group, Inc.                  2.1%
------------------------------------------
Wal-Mart Stores, Inc.            2.0%
------------------------------------------
International Business
    Machines Corp.               2.0%
------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree Low P/E Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Low P/E Index.

The WisdomTree Low P/E Fund (EZY) returned 5.74% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Energy contributed most significantly to this performance; the sector comprised on average 24.61% of the Fund and returned 21.88% over the period. Exxon Mobil Corp. was the top contributor to the performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/07
-------------------------------------------------------------------------------------------
                                            Cumulative Total Return
-------------------------------------------------------------------------------------------
                                                           WisdomTree Low     Russsell 1000
                      Net Asset Value     Market Price        P/E Index        Value Index
-------------------------------------------------------------------------------------------
Six Months                  5.74%              5.96%             5.72%             4.67%
-------------------------------------------------------------------------------------------
Since Inception(1)          3.95%              4.25%             3.86%             3.31%
-------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the AMEX on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8  WisdomTree Domestic Earnings Funds

Shareholder Expense Examples (unaudited)


As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period 4/01/07 to 9/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                           WisdomTree Domestic Earnings Funds  9

Shareholder Expense Examples (unaudited) (concluded)

-------------------------------------------------------------------------------------------------------------------
                                                                                      Annualized
                                                                                    Expense Ratio     Expenses Paid
                                                                                     Based on the      During the
                                                  Beginning           Ending            Period          Period+
                                                Account Value     Account Value       4/01/07 to       4/01/07 to
                                                   4/01/07           9/30/07           9/30/07           9/30/07
-------------------------------------------------------------------------------------------------------------------
WisdomTree Total Earnings Fund
  Actual                                         $ 1,000.00        $ 1,069.53            0.28%           $ 1.46
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.59            0.28%           $ 1.42
-------------------------------------------------------------------------------------------------------------------
WisdomTree Earnings 500 Fund
  Actual                                         $ 1,000.00        $ 1,078.52            0.28%           $ 1.47
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.59            0.28%           $ 1.43
-------------------------------------------------------------------------------------------------------------------
WisdomTree MidCap Earnings Fund
  Actual                                         $ 1,000.00        $ 1,014.36            0.38%           $ 1.93
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.09            0.38%           $ 1.93
-------------------------------------------------------------------------------------------------------------------
WisdomTree SmallCap Earnings Fund
  Actual                                         $ 1,000.00        $   961.35            0.38%           $ 1.87
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.09            0.38%           $ 1.93
-------------------------------------------------------------------------------------------------------------------
WisdomTree Earnings Top 100 Fund
  Actual                                         $ 1,000.00        $ 1,068.78            0.38%           $ 1.97
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.09            0.38%           $ 1.93
-------------------------------------------------------------------------------------------------------------------
WisdomTree Low P/E Fund
  Actual                                         $ 1,000.00        $ 1,057.38            0.38%           $ 1.96
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,023.09            0.38%           $ 1.93
-------------------------------------------------------------------------------------------------------------------

+ Expenses are calculated using each Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect one-half year period).


10  WisdomTree Domestic Earnings Funds

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund

September 30, 2007

------------------------------------------------------------------------
Investments                                       Shares          Value
------------------------------------------------------------------------
COMMON STOCKS - 99.6%
Aerospace & Defense - 2.4%
Alliant Techsystems, Inc.*                             49        $ 5,356
BE Aerospace, Inc.*                                   147          6,105
Boeing Co. (The)                                      560         58,794
Curtiss-Wright Corp.                                  119          5,653
DRS Technologies, Inc.                                 83          4,575
General Dynamics Corp.                                413         34,886
Goodrich Corp.                                        196         13,373
Hexcel Corp.*                                         231          5,246
Honeywell International, Inc.                         945         56,199
L-3 Communications Holdings, Inc.                     133         13,585
Lockheed Martin Corp.                                 504         54,679
Moog, Inc. Class A*                                   112          4,921
Northrop Grumman Corp.                                385         30,030
Precision Castparts Corp.                             112         16,574
Raytheon Co.                                          511         32,612
Rockwell Collins, Inc.                                140         10,226
United Technologies Corp.                           1,064         85,630
                                                                 -------
Total Aerospace & Defense                                        438,444
------------------------------------------------------------------------
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.                         112          6,080
Expeditors International Washington, Inc.             112          5,298
FedEx Corp.                                           308         32,263
United Parcel Service Inc. Class B                  1,015         76,227
                                                                 -------
Total Air Freight & Logistics                                    119,868
------------------------------------------------------------------------
Airlines - 0.1%
Continental Airlines, Inc. Class B*                   120          3,964
ExpressJet Holdings, Inc.*                            150            464
Pinnacle Airlines Corp.*                               92          1,474
Republic Airways Holdings, Inc.*                       12            254
Skywest, Inc.                                         161          4,052
Southwest Airlines Co.                                623          9,220
US Airways Group, Inc.*                                77          2,021
                                                                 -------
Total Airlines                                                    21,449
------------------------------------------------------------------------
Auto Components - 0.4%
ArvinMeritor, Inc.                                     24            404
Autoliv, Inc.                                         138          8,246
BorgWarner, Inc.                                       78          7,139
Gentex Corp.                                          245          5,253
Goodyear Tire & Rubber Co. (The)*                     315          9,579
Johnson Controls, Inc.                                238         28,109
Sauer-Danfoss, Inc.                                   112          2,988
Spartan Motors, Inc.                                    1             17
TRW Automotive Holdings Corp.*                        194          6,146
Visteon Corp.*                                        610          3,142
WABCO Holdings Inc.                                    62          2,899
                                                                 -------
Total Auto Components                                             73,922
------------------------------------------------------------------------
Automobiles - 0.1%
Harley-Davidson, Inc.                                 287         13,262
Thor Industries, Inc.                                 113          5,084
                                                                 -------
Total Automobiles                                                 18,346
------------------------------------------------------------------------
Beverages - 1.7%
Anheuser-Busch Cos., Inc.                             768         38,392
Brown-Forman Corp. Class B                            119          8,914
Coca-Cola Co. (The)                                 1,982        113,906
Coca-Cola Enterprises, Inc.                           497         12,037
Constellation Brands, Inc. Class A*                   203          4,915
Molson Coors Brewing Co. Class B                       70          6,977
Pepsi Bottling Group, Inc.                            287         10,668
PepsiAmericas, Inc.                                   203          6,585
PepsiCo, Inc.                                       1,483        108,645
                                                                 -------
Total Beverages                                                  311,039
------------------------------------------------------------------------
Biotechnology - 0.7%
Amgen, Inc.*                                          784         44,350
Biogen Idec, Inc.*                                     91          6,036
Cephalon, Inc.*                                        63          4,603
Genentech, Inc.*                                      427         33,315
Genzyme Corp.*                                        133          8,241
Gilead Sciences, Inc.*                                448         18,310
ImClone Systems, Inc.*                                189          7,813
                                                                 -------
Total Biotechnology                                              122,668
------------------------------------------------------------------------
Building Products - 0.2%
American Standard Cos., Inc.                          217          7,730
Gibraltar Industries, Inc.                            129          2,387
Lennox International, Inc.                            126          4,259
Masco Corp.                                           602         13,947
Simpson Manufacturing Co., Inc.                       126          4,013
USG Corp.*                                            120          4,506
                                                                 -------
Total Building Products                                           36,842
------------------------------------------------------------------------
Capital Markets - 3.8%
Affiliated Managers Group, Inc.*                       42          5,355
Allied Capital Corp.(a)                               322          9,464
American Capital Strategies Ltd.(a)                   287         12,264
Apollo Investment Corp.                               189          3,931
Bank of New York Mellon Corp. (The)                 1,024         45,199
Bear Stearns & Co., Inc. (The)                        231         28,369
BlackRock, Inc.                                        28          4,855
Charles Schwab Corp. (The)                            931         20,110
E*Trade Financial Corp.*                              399          5,211
Eaton Vance Corp.                                     126          5,035
Federated Investors, Inc. Class B                     126          5,002
Franklin Resources, Inc.                              147         18,743
GFI Group, Inc.*                                       70          6,028
Goldman Sachs Group, Inc.                             763        165,372

                       See Notes to Financial Statements.

                                           WisdomTree Domestic Earnings Fund  11

WisdomTree Total Earnings Fund

September 30, 2007

-----------------------------------------------------------------------
Investments                                       Shares         Value
-----------------------------------------------------------------------
Greenhill & Co., Inc.                                 63        $ 3,846
Investment Technology Group, Inc.*                    98          4,212
Janus Capital Group, Inc.                            203          5,741
Jefferies Group, Inc.                                154          4,286
Knight Capital Group, Inc. Class A*                  252          3,014
LaBranche & Co., Inc.*                               799          3,739
Legg Mason, Inc.                                     112          9,440
Lehman Brothers Holdings, Inc.                       931         57,471
Merrill Lynch & Co., Inc.                          1,071         76,341
Morgan Stanley                                     1,731        109,053
Northern Trust Corp.                                 210         13,917
Nuveen Investments, Inc. Class A                      84          5,203
Prospect Capital Corp.                                31            528
Raymond James Financial, Inc.                        140          4,599
SEI Investments Co.                                  140          3,819
State Street Corp.                                   311         21,198
T. Rowe Price Group, Inc.                            210         11,695
TD Ameritrade Holding Corp.*                         539          9,821
Waddell & Reed Financial, Inc. Class A               175          4,730
                                                                -------
Total Capital Markets                                           687,591
-----------------------------------------------------------------------
Chemicals - 1.9%
Air Products & Chemicals, Inc.                       175         17,108
Airgas, Inc.                                         105          5,421
Albemarle Corp.                                      112          4,950
Ashland, Inc.                                         63          3,793
Cabot Corp.                                           91          3,233
Celanese Corp. Series A                              238          9,277
CF Industries Holdings, Inc.                         128          9,716
Cytec Industries, Inc.                                70          4,787
Dow Chemical Co. (The)                             1,580         68,036
E.I. Du Pont de Nemours & Co.                        938         46,488
Eastman Chemical Co.                                 133          8,875
Ecolab, Inc.                                         154          7,269
FMC Corp.                                            126          6,555
Hercules, Inc.                                       217          4,561
Huntsman Corp.                                       329          8,715
International Flavors & Fragrances, Inc.              91          4,810
Lubrizol Corp.                                        84          5,465
Lyondell Chemical Co.                                462         21,414
Monsanto Co.                                         280         24,007
Nalco Holding Co.                                    182          5,396
PPG Industries, Inc.                                 217         16,394
Praxair, Inc.                                        287         24,039
Rockwood Holdings, Inc.*                             161          5,769
Rohm & Haas Co.                                      266         14,808
Scotts Miracle-Gro Co. (The) Class A                  77          3,292
Sigma-Aldrich Corp.                                  126          6,141
Valhi, Inc.                                          138          3,278
Valspar Corp. (The)                                  154          4,190
Westlake Chemical Corp.                              147          3,724
                                                                -------
Total Chemicals                                                 351,511
-----------------------------------------------------------------------
Commercial Banks - 4.3%
Associated Banc-Corp                                 182          5,393
BancorpSouth, Inc.                                   168          4,082
BancTrust Financial Group, Inc.                      132          2,101
Bank of Florida Corp.*                               280          4,558
Bank of Hawaii Corp.                                  84          4,439
BB&T Corp.                                           728         29,404
BOK Financial Corp.                                   84          4,318
Cadence Financial Corp.                              307          5,403
Cathay General Bancorp                               126          4,058
Citizens Banking Corp.                               182          2,932
City National Corp.                                   63          4,379
Colonial BancGroup, Inc. (The)                       189          4,086
Comerica, Inc.                                       252         12,923
Commerce Bancorp, Inc.                               133          5,158
Commerce Bancshares, Inc.                             84          3,855
Community Banks, Inc.                                 13            387
Cullen/Frost Bankers, Inc.                            84          4,210
East West Bancorp, Inc.                              112          4,028
Fifth Third Bancorp                                  686         23,242
First Citizens BancShares, Inc. Class A               21          3,662
First Horizon National Corp.                         133          3,546
First Midwest Bancorp, Inc.                          119          4,065
FirstMerit Corp.                                     196          3,873
FNB Corp./VA                                         125          3,761
Fulton Financial Corp.                               273          3,926
Huntington Bancshares, Inc.                          430          7,301
International Bancshares Corp.                       161          3,494
Intervest Bancshares Corp.                           204          5,049
KeyCorp                                              609         19,689
M&T Bank Corp.                                       133         13,759
MainSource Financial Group, Inc.                     342          6,029
Marshall & Ilsley Corp.                              308         13,481
Mercantile Bank Corp.                                160          3,434
National City Corp.                                  952         23,886
Peoples Bancorp, Inc.                                211          5,524
PNC Financial Services Group, Inc. (The)             706         48,079
Popular, Inc.                                        293          3,598
Regions Financial Corp.                              637         18,779
South Financial Group, Inc. (The)                    168          3,820
SunTrust Banks, Inc.                                 462         34,960
Synovus Financial Corp.                              364         10,210
TCF Financial Corp.                                  182          4,765
Temecula Valley Bancorp, Inc.(a)                     236          4,005
Trustmark Corp.                                      147          4,122
U.S. Bancorp                                       2,477         80,577
UCBH Holdings, Inc.                                  224          3,916
Umpqua Holdings Corp.                                 54          1,081
UnionBanCal Corp.                                    217         12,675
Valley National Bancorp                              180          3,992
W Holding Co., Inc.                                  930          2,083
Wachovia Corp.                                     2,372        118,956

                       See Notes to Financial Statements.

12  WisdomTree Domestic Earnings Fund

WisdomTree Total Earnings Fund

September 30, 2007

---------------------------------------------------------------------
Investments                                    Shares         Value
---------------------------------------------------------------------
Wells Fargo & Co.                               4,289        $152,774
Whitney Holding Corp.                             133           3,509
Wilmington Trust Corp.                             98           3,812
Zions Bancorp.                                    133           9,133
                                                             --------
Total Commercial Banks                                        778,281
---------------------------------------------------------------------
Commercial Services & Supplies - 0.8%
Allied Waste Industries, Inc.*                    350           4,463
Avery Dennison Corp.                               84           4,790
Brady Corp. Class A                               126           4,521
Brink's Co. (The)                                  70           3,912
ChoicePoint, Inc.*                                112           4,247
Cintas Corp.                                      147           5,454
Copart, Inc.*                                     147           5,055
Corporate Executive Board Co.                      56           4,157
Corrections Corp. of America*                     168           4,397
Covanta Holding Corp.*                            189           4,632
Deluxe Corp.                                      140           5,158
Dun & Bradstreet Corp.                             56           5,522
Equifax, Inc.                                     126           4,803
Herman Miller, Inc.                               112           3,040
HNI Corp.                                          91           3,276
IKON Office Solutions, Inc.                       301           3,868
M&F Worldwide Corp.*                               23           1,154
Manpower, Inc.                                     77           4,955
Monster Worldwide, Inc.*                           84           2,861
Pitney Bowes, Inc.                                203           9,220
R.R. Donnelley & Sons Co.                         189           6,910
Republic Services, Inc.                           189           6,182
Robert Half International, Inc.                   140           4,180
Steelcase, Inc. Class A                           210           3,776
Stericycle, Inc.*                                 112           6,402
TeleTech Holdings, Inc.*                          125           2,989
United Stationers, Inc.*                           15             833
Waste Connections, Inc.*                          153           4,859
Waste Management, Inc.                            581          21,926
Watson Wyatt Worldwide, Inc. Class A               91           4,090
                                                             --------
Total Commercial Services & Supplies                          151,632
---------------------------------------------------------------------
Communications Equipment - 1.7%
Adtran, Inc.                                       56           1,290
Arris Group, Inc.*                                 20             247
Avaya, Inc.*                                      335           5,682
Cisco Systems, Inc.*                            3,796         125,685
CommScope, Inc.*                                   20           1,005
Corning, Inc.                                   1,281          31,577
F5 Networks, Inc.*                                112           4,165
Foundry Networks, Inc.*                           287           5,100
Harris Corp.                                      126           7,282
InterDigital, Inc.*                                52           1,081
Juniper Networks, Inc.*                           231           8,457
Motorola, Inc.                                  3,068          56,849
Polycom, Inc.*                                    126           3,384
Qualcomm, Inc.                                  1,162          49,106
Tellabs, Inc.*                                    530           5,046
                                                             --------
Total Communications Equipment                                305,956
---------------------------------------------------------------------
Computers & Peripherals - 2.7%
Apple, Inc.*                                      315          48,365
Brocade Communications Systems, Inc.*             433           3,706
Dell, Inc.*                                     1,239          34,196
Diebold, Inc.                                      91           4,133
EMC Corp.                                       1,359          28,267
Hewlett-Packard Co.                             2,330         116,012
International Business Machines Corp.           1,755         206,740
Intevac, Inc.*                                     87           1,322
Lexmark International, Inc. Class A*               84           3,489
NCR Corp.*                                        189           9,412
Network Appliance, Inc.*                          119           3,202
Palm, Inc.                                        588           9,567
QLogic Corp.*                                     238           3,201
SanDisk Corp.*                                    154           8,485
Western Digital Corp.*                            519          13,141
                                                             --------
Total Computers & Peripherals                                 493,238
---------------------------------------------------------------------
Construction & Engineering - 0.3%
EMCOR Group, Inc.*                                154           4,829
Fluor Corp.                                        56           8,062
Granite Construction Inc.                          77           4,083
Jacobs Engineering Group, Inc.*                    98           7,407
Quanta Services, Inc.*                            210           5,555
Shaw Group, Inc. (The)*                           126           7,321
URS Corp.*                                         98           5,532
Washington Group International, Inc.*              77           6,761
                                                             --------
Total Construction & Engineering                               49,550
---------------------------------------------------------------------
Construction Materials - 0.1%
Eagle Materials, Inc.                              91           3,252
Florida Rock Industries, Inc.                      91           5,687
Martin Marietta Materials, Inc.                    42           5,609
Vulcan Materials Co.                               91           8,113
                                                             --------
Total Construction Materials                                   22,661
---------------------------------------------------------------------
Consumer Finance - 0.9%
Advanta Corp. Class B                              28             768
American Express Co.                            1,043          61,922
AmeriCredit Corp.*                                258           4,536
Capital One Financial Corp.                       574          38,131
CompuCredit Corp.*                                126           2,735
Discover Financial Services                       860          17,888
First Marblehead Corp. (The)                      140           5,310
SLM Corp.                                         595          29,554
Student Loan Corp. (The)                           28           5,049
                                                             --------
Total Consumer Finance                                        165,893
---------------------------------------------------------------------
Consumer Staples - 0.1%
SUPERVALU, Inc.                                   245           9,557
---------------------------------------------------------------------

                       See Notes to Financial Statements.

                                           WisdomTree Domestic Earnings Fund  13

WisdomTree Total Earnings Fund

September 30, 2007

----------------------------------------------------------------------------
Investments                                            Shares         Value
----------------------------------------------------------------------------
Containers & Packaging - 0.2%
Ball Corp.                                                126        $ 6,773
Bemis Co. Inc.                                            126          3,668
Greif, Inc. Class A                                        70          4,248
Packaging Corp. of America                                189          5,494
Pactiv Corp.*                                             133          3,812
Sealed Air Corp.                                          168          4,294
Silgan Holdings, Inc.                                      84          4,515
Sonoco Products Co.                                       112          3,380
Temple-Inland, Inc.                                       133          6,999
                                                                     -------
Total Containers & Packaging                                          43,183
----------------------------------------------------------------------------
Distributors - 0.1%
Building Materials Holding Corp.                           91            963
Genuine Parts Co.                                         182          9,100
                                                                     -------
Total Distributors                                                    10,063
----------------------------------------------------------------------------
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A*                               169         10,165
Career Education Corp.*                                   147          4,115
DeVry, Inc.                                                99          3,664
H&R Block, Inc.                                           329          6,968
ITT Educational Services, Inc.*                            49          5,963
Regis Corp.                                               105          3,351
Service Corp International                                399          5,147
Sotheby's                                                 112          5,352
Weight Watchers International, Inc.                        84          4,835
                                                                     -------
Total Diversified Consumer Services                                   49,560
----------------------------------------------------------------------------
Diversified Financials - 5.3%
Bank of America Corp.                                   7,199        361,893
CIT Group, Inc.                                           350         14,070
Citigroup, Inc.                                         7,265        339,057
CME Group, Inc.                                            14          8,223
International Securities Exchange, Inc.                    98          6,514
JPMorgan Chase & Co.                                    4,744        217,370
Moody's Corp.                                             175          8,820
Nasdaq Stock Market, Inc. (The)*                          119          4,484
                                                                     -------
Total Diversified Financials                                         960,431
----------------------------------------------------------------------------
Diversified Telecommunication Services - 2.2%
AT&T, Inc.                                              5,189        219,546
CenturyTel, Inc.                                          145          6,702
Cincinnati Bell, Inc.*                                     19             94
Citizens Communications Co.                               355          5,084
Golden Telecom, Inc.*                                      78          6,278
NeuStar, Inc. Class A*                                    147          5,041
Verizon Communications, Inc.                            3,264        144,529
Windstream Corp.                                          588          8,303
                                                                     -------
Total Diversified Telecommunication Services                         395,577
----------------------------------------------------------------------------
Electric Utilities - 1.6%
Allegheny Energy, Inc.                                    112          5,853
American Electric Power Co., Inc.                         371         17,096
DPL, Inc.                                                 147          3,860
Duke Energy Corp.                                       2,101         39,268
Edison International                                      462         25,618
Entergy Corp.                                             210         22,741
Exelon Corp.                                              637         48,003
FirstEnergy Corp.                                         364         23,056
FPL Group, Inc.                                           392         23,865
Great Plains Energy, Inc.                                 140          4,033
Hawaiian Electric Industries, Inc.                        161          3,495
Northeast Utilities                                       154          4,400
Pepco Holdings, Inc.                                      168          4,549
Pinnacle West Capital Corp.                               112          4,425
PPL Corp.                                                 462         21,391
Progress Energy, Inc.                                     175          8,199
Sierra Pacific Resources                                  301          4,735
Southern Co.                                              784         28,444
Westar Energy, Inc.                                       161          3,954
                                                                     -------
Total Electric Utilities                                             296,985
----------------------------------------------------------------------------
Electrical Equipment - 0.6%
Acuity Brands, Inc.                                        77          3,887
AMETEK, Inc.                                              126          5,446
Baldor Electric Co.                                       119          4,754
Belden CDT, Inc.                                           98          4,597
Emerson Electric Co.                                      826         43,960
Encore Wire Corp.                                          86          2,161
General Cable Corp.*                                       98          6,578
Genlyte Group, Inc.*                                       63          4,048
Hubbell, Inc. Class B                                      91          5,198
Rockwell Automation, Inc.                                 196         13,624
Roper Industries, Inc.                                     84          5,502
Thomas & Betts Corp.*                                      91          5,336
                                                                     -------
Total Electrical Equipment                                           105,091
----------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc.*                               322         11,876
Amphenol Corp. Class A                                    140          5,566
Arrow Electronics, Inc.*                                  230          9,780
Avnet, Inc.*                                              189          7,534
AVX Corp.                                                 294          4,733
CDW Corp.                                                  77          6,714
Dolby Laboratories, Inc. Class A*                         133          4,631
Flir Systems, Inc.*                                       126          6,979
Gerber Scientific, Inc.*                                   17            184
Ingram Micro, Inc. Class A*                               300          5,883
Jabil Circuit, Inc.                                       168          3,837
Mettler-Toledo International, Inc.*                        49          4,998
Molex, Inc.                                               161          4,336
National Instruments Corp.                                161          5,527
Rogers Corp.*                                              19            783
Solectron Corp.*                                        1,298          5,062
Tektronix, Inc.                                           154          4,272
Trimble Navigation Ltd.*                                  260         10,195
Vishay Intertechnology, Inc.*                             301          3,922
                                                                     -------
Total Electronic Equipment & Instruments                             106,812
----------------------------------------------------------------------------

                       See Notes to Financial Statements.

14  WisdomTree Domestic Earnings Fund

WisdomTree Total Earnings Fund

September 30, 2007

----------------------------------------------------------------------
Investments                                      Shares         Value
----------------------------------------------------------------------
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc.*                               91        $ 6,967
Baker Hughes, Inc.                                  315         28,467
BJ Services Co.                                     483         12,824
Cameron International Corp.*                         98          9,044
Diamond Offshore Drilling, Inc.                     140         15,861
Dresser-Rand Group, Inc.*                           168          7,175
Dril-Quip, Inc.*                                    119          5,873
ENSCO International, Inc.                           231         12,959
Exterran Holdings, Inc.*                            126         10,123
FMC Technologies, Inc.*                             140          8,072
Global Industries Ltd.*                             308          7,934
Grant Prideco, Inc.*                                175          9,541
Grey Wolf, Inc.*                                    289          1,893
Gulfmark Offshore, Inc.*                             26          1,265
Halliburton Co.                                   1,545         59,328
Helmerich & Payne, Inc.                             252          8,273
National Oilwell Varco, Inc.*                       161         23,265
Oceaneering International, Inc.*                    105          7,959
Oil States International, Inc.*                     194          9,370
Patterson-UTI Energy, Inc.                          483         10,901
Pride International, Inc.*                          154          5,629
Rowan Cos., Inc.                                    161          5,889
RPC, Inc.                                           266          3,780
SEACOR Holdings, Inc.*                               63          5,991
Smith International, Inc.                           196         13,994
Superior Energy Services, Inc.*                     147          5,210
Tetra Technologies, Inc.*                           189          3,995
Tidewater, Inc.                                     127          7,981
Trico Marine Services, Inc.*                         22            656
Unit Corp.*                                         175          8,470
                                                               -------
Total Energy Equipment & Services                              318,689
----------------------------------------------------------------------
Food & Staples Retailing - 2.3%
Andersons, Inc. (The)                                 2             96
BJ's Wholesale Club, Inc.*                          146          4,841
Costco Wholesale Corp.                              392         24,057
CVS Corp.                                         1,512         59,921
Ingles Markets, Inc. Class A                         43          1,232
Kroger Co. (The)                                    777         22,160
Longs Drug Stores Corp.                              98          4,868
Pantry, Inc. (The)*                                   6            154
Performance Food Group Co.*                          21            633
Rite Aid Corp.*                                   5,268         24,338
Ruddick Corp.                                        13            436
Safeway, Inc.                                       413         13,674
SYSCO Corp.                                         469         16,692
Walgreen Co.                                        763         36,044
Wal-Mart Stores, Inc.                             4,800        209,520
Whole Foods Market, Inc.                             98          4,798
                                                               -------
Total Food & Staples Retailing                                 423,464
----------------------------------------------------------------------
Food Products - 1.7%
Archer-Daniels-Midland Co.                          903         29,871
Campbell Soup Co.                                   364         13,468
ConAgra Foods, Inc.                                 301          7,865
Corn Products International, Inc.                   133          6,101
Dean Foods Co.                                      119          3,044
Del Monte Foods Co.                                 371          3,896
Flowers Foods, Inc.                                 220          4,796
General Mills, Inc.                                 343         19,897
H.J. Heinz Co.                                      273         12,613
Hershey Co. (The)                                   217         10,071
Hormel Foods Corp.                                  147          5,260
Imperial Sugar Co.                                    5            131
J.M. Smucker Co. (The)                               91          4,861
Kellogg Co.                                         385         21,560
Kraft Foods, Inc. Class A                         3,440        118,714
McCormick & Co., Inc.                               112          4,029
Ralcorp Holdings, Inc.*                              77          4,298
Sara Lee Corp.                                      560          9,346
Seaboard Corp.                                        1          1,960
Smithfield Foods, Inc.*                             161          5,072
Tootsie Roll Industries, Inc.                       140          3,714
Wm. Wrigley Jr. Co.                                 189         12,139
                                                               -------
Total Food Products                                            302,706
----------------------------------------------------------------------
Gas Utilities - 0.3%
AGL Resources Inc.                                  112          4,437
Atmos Energy Corp.                                  133          3,767
Energen Corp.                                        98          5,598
Equitable Resources, Inc.                            98          5,083
National Fuel Gas Co.                               105          4,915
New Jersey Resources Corp.                            3            149
Nicor, Inc.                                          91          3,904
ONEOK, Inc.                                          98          4,645
Piedmont Natural Gas Co., Inc.                      168          4,215
Questar Corp.                                       182          9,560
Southern Union Co.                                  154          4,791
UGI Corp.                                           161          4,183
                                                               -------
Total Gas Utilities                                             55,247
----------------------------------------------------------------------
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.                          532         29,941
Beckman Coulter, Inc.                                70          5,163
Becton Dickinson & Co.                              210         17,231
C.R. Bard, Inc.                                      77          6,791
Cytyc Corp.*                                        147          7,005
Dade Behring Holdings, Inc.                          98          7,482
DENTSPLY International, Inc.                        133          5,538
Edwards Lifesciences Corp.*                          84          4,142
Gen-Probe, Inc.*                                     61          4,061
Hillenbrand Industries, Inc.                         89          4,897
Hologic, Inc.*                                       47          2,867
Hospira, Inc.*                                      119          4,933

                       See Notes to Financial Statements.

                                           WisdomTree Domestic Earnings Fund  15

WisdomTree Total Earnings Fund

September 30, 2007

------------------------------------------------------------------------
Investments                                        Shares         Value
------------------------------------------------------------------------
IDEXX Laboratories, Inc.*                              49        $ 5,370
Intuitive Surgical, Inc.*                              41          9,430
Kinetic Concepts, Inc.*                               104          5,853
Medtronic, Inc.                                       987         55,676
Resmed, Inc.*                                          91          3,901
Respironics, Inc.*                                    105          5,043
St. Jude Medical, Inc.*                               196          8,638
Stryker Corp.                                         259         17,809
Varian Medical Systems, Inc.*                          98          4,105
Zimmer Holdings, Inc.*                                196         15,874
                                                                 -------
Total Health Care Equipment & Supplies                           231,750
------------------------------------------------------------------------
Health Care Providers & Services - 2.2%
Aetna, Inc.                                           769         41,733
AmerisourceBergen Corp.                               182          8,250
Cardinal Health, Inc.                                 385         24,074
Cigna Corp.                                           504         26,858
Community Health Systems, Inc.*                       119          3,741
Coventry Health Care, Inc.*                           203         12,629
DaVita, Inc.*                                          98          6,192
Express Scripts, Inc.*                                252         14,067
Health Net, Inc.*                                     133          7,189
Henry Schein, Inc.*                                    84          5,111
Humana, Inc.*                                         133          9,294
Laboratory Corp. of America Holdings*                 112          8,762
Lincare Holdings, Inc.*                               131          4,801
Manor Care, Inc.                                       84          5,410
McKesson Corp.                                        301         17,696
Medco Health Solutions, Inc.*                         252         22,778
Omnicare, Inc.                                        119          3,942
Patterson Cos., Inc.*                                 112          4,324
Pediatrix Medical Group, Inc.*                         69          4,514
PharMerica Corp.*                                      15            224
Quest Diagnostics, Inc.                               231         13,345
Sierra Health Services, Inc.*                         112          4,725
UnitedHealth Group, Inc.                            1,433         69,399
Universal Health Services, Inc. Class B                78          4,245
VCA Antech, Inc.*                                     126          5,261
WellCare Health Plans, Inc.*                           57          6,010
WellPoint, Inc.*                                      728         57,453
                                                                 -------
Total Health Care Providers & Services                           392,027
------------------------------------------------------------------------
Health Care Technology - 0.1%
Cerner Corp.*                                          91          5,443
IMS Health, Inc.                                      267          8,181
                                                                 -------
Total Health Care Technology                                      13,624
------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.3%
Applebee's International, Inc.                        182          4,528
Bluegreen Corp.*                                       58            450
Boyd Gaming Corp.                                      91          3,899
Brinker International, Inc.                           140          3,842
Cheesecake Factory (The)*                             168          3,943
Choice Hotels International, Inc.                     112          4,219
CKE Restaurants, Inc.                                  52            843
Darden Restaurants, Inc.                              161          6,739
Harrah's Entertainment, Inc.                           98          8,519
Hilton Hotels Corp.                                   217         10,088
International Game Technology                         203          8,749
International Speedway Corp. Class A                   84          3,852
Interstate Hotels & Resorts, Inc.*                    121            551
Jack in the Box, Inc.*                                 70          4,539
Life Time Fitness, Inc.*                               69          4,232
Marriott International, Inc. Class A                  244         10,607
McDonald's Corp.                                    1,195         65,091
MGM Mirage*                                           176         15,741
Panera Bread Co. Class A*                              77          3,142
Penn National Gaming, Inc.*                            98          5,784
Pinnacle Entertainment, Inc.*                         133          3,622
Ruby Tuesday, Inc.                                     13            238
Scientific Games Corp. Class A*                       126          4,738
Starbucks Corp.*                                      280          7,336
Starwood Hotels & Resorts Worldwide, Inc.             315         19,136
Station Casinos, Inc.                                  49          4,287
Vail Resorts, Inc.*                                    82          5,108
Wendy's International, Inc.                           112          3,910
Wynn Resorts Ltd.*                                     22          3,466
Yum! Brands, Inc.                                     544         18,404
                                                                 -------
Total Hotels, Restaurants & Leisure                              239,603
------------------------------------------------------------------------
Household Durables - 1.0%
American Greetings Corp. Class A                       22            581
Avatar Holdings, Inc.*                                 45          2,247
Beazer Homes USA, Inc.(a)                             265          2,186
Black & Decker Corp. (The)                            126         10,496
Brookfield Homes Corp.(a)                             131          2,430
Cavco Industries, Inc.*                                68          2,278
Centex Corp.                                          322          8,556
D.R. Horton, Inc.                                     868         11,119
Fortune Brands, Inc.                                  175         14,260
Furniture Brands International, Inc.                   36            365
Harman International Industries, Inc.                  49          4,239
Hovnanian Enterprises, Inc. Class A*                  231          2,562
Jarden Corp.*                                         119          3,682
KB Home                                               252          6,315
Leggett & Platt, Inc.                                 217          4,158
Lennar Corp. Class A                                  490         11,099
M/I Homes, Inc.                                       120          1,667
MDC Holdings, Inc.                                    140          5,732
Meritage Homes Corp.*(a)                              245          3,459
Mohawk Industries, Inc.*                              105          8,537
Newell Rubbermaid, Inc.                               287          8,271
NVR, Inc.*                                             21          9,875
Orleans Homebuilders, Inc.(a)                         161            942
Pulte Homes, Inc.                                     700          9,527
Ryland Group, Inc. (The)                              154          3,300

                       See Notes to Financial Statements.

16  WisdomTree Domestic Earnings Fund

WisdomTree Total Earnings Fund

September 30, 2007

------------------------------------------------------------------------------
Investments                                            Shares          Value
------------------------------------------------------------------------------
Snap-On, Inc.                                              91        $   4,508
Standard-Pacific Corp.                                    280            1,537
Stanley Works (The)                                       105            5,894
Tempur-Pedic International, Inc.                          175            6,256
Toll Brothers, Inc.*                                      483            9,655
TOUSA, Inc.(a)                                          1,281            2,062
WCI Communities, Inc.*(a)                                 208            1,246
Whirlpool Corp.                                           105            9,356
                                                                     ---------
Total Household Durables                                               178,397
------------------------------------------------------------------------------
Household Products - 1.5%
Central Garden & Pet Co.*                                 345            3,071
Church & Dwight Co., Inc.                                  91            4,281
Clorox Co. (The)                                          140            8,539
Colgate-Palmolive Co.                                     371           26,460
Energizer Holdings, Inc.*                                  70            7,760
Kimberly-Clark Corp.                                      407           28,595
Procter & Gamble Co.                                    2,706          190,339
WD-40 Co.                                                  13              444
                                                                     ---------
Total Household Products                                               269,489
------------------------------------------------------------------------------
Independent Power Producers & Energy - 0.7%
AES Corp. (The)*                                          714           14,309
Constellation Energy Group, Inc.                          203           17,415
Mirant Corp.*                                             518           21,072
NRG Energy, Inc.*                                         420           17,762
TXU Corp.                                                 822           56,282
                                                                     ---------
Total Independent Power Producers & Energy                             126,840
------------------------------------------------------------------------------
Industrial Conglomerates - 2.8%
3M Co.                                                    868           81,227
Carlisle Cos., Inc.                                        98            4,763
General Electric Co.                                    9,814          406,300
Teleflex, Inc.                                             63            4,909
Textron, Inc.                                             266           16,548
Walter Industries, Inc.                                    21              565
                                                                     ---------
Total Industrial Conglomerates                                         514,312
------------------------------------------------------------------------------
Insurance - 6.6%
Alleghany Corp.*                                           14            5,684
Allstate Corp. (The)                                    1,427           81,610
AMBAC Financial Group, Inc.                               182           11,450
American Family Life Assurance Co., Inc.                  602           34,338
American Financial Group, Inc.                            196            5,590
American International Group, Inc.                      3,187          215,600
American National Insurance Co.                            35            4,604
American Physicians Capital, Inc.*                         77            3,000
AON Corp.                                                 336           15,056
Arthur J. Gallagher & Co.                                 147            4,259
Assurant, Inc.                                            245           13,108
Berkshire Hathaway, Inc. Class B*                          42          165,983
Brown & Brown, Inc.                                       154            4,050
Chubb Corp. (The)                                         819           43,931
Cincinnati Financial Corp.                                224            9,701
CNA Financial Corp.                                       259           10,184
Commerce Group, Inc.                                      154            4,538
Conseco, Inc.*                                            238            3,808
Delphi Financial Group, Inc. Class A                      112            4,527
EMC Insurance Group, Inc.                                 141            3,665
Erie Indemnity Co. Class A                                 77            4,707
First American Corp.                                      126            4,614
Genworth Financial, Inc. Class A                          721           22,156
Hanover Insurance Group, Inc. (The)                        91            4,021
Harleysville Group, Inc.                                    9              288
Hartford Financial Services Group, Inc. (The)             539           49,884
HCC Insurance Holdings, Inc.                              147            4,210
Infinity Property & Casualty Corp.                         85            3,419
LandAmerica Financial Group, Inc.                           9              351
Lincoln National Corp.                                    336           22,166
Loews Corp.                                               728           35,199
Markel Corp.*                                              14            6,776
Marsh & McLennan Cos., Inc.                               322            8,211
MBIA, Inc.                                                217           13,248
Mercer Insurance Group, Inc.                              224            3,963
Mercury General Corp.                                      84            4,530
Metlife, Inc.                                           1,197           83,467
Midland Co. (The)                                         110            6,046
National Financial Partners Corp.                          91            4,821
National Western Life Insurance Co. Class A*               20            5,119
Nationwide Financial Services, Inc. Class A               252           13,563
Odyssey Re Holdings Corp.                                 133            4,936
Old Republic International Corp.                          378            7,084
Philadelphia Consolidated Holding Co.*                    119            4,919
Principal Financial Group, Inc.                           315           19,873
ProAssurance Corp.*                                        84            4,525
Progressive Corp. (The)                                 1,239           24,049
Protective Life Corp.                                      98            4,159
Prudential Financial, Inc.                                546           53,279
Reinsurance Group of America, Inc.                         98            5,556
Safeco Corp.                                              224           13,713
Safety Insurance Group, Inc.                              147            5,283
Selective Insurance Group, Inc.                           161            3,426
StanCorp Financial Group, Inc.                             91            4,505
State Auto Financial Corp.                                 15              439
Torchmark Corp.                                           154            9,597
Transatlantic Holdings, Inc.                               98            6,892
Travelers Cos., Inc. (The)                              1,120           56,381
Unitrin, Inc.                                             112            5,554
Unum Group                                                280            6,852
W.R. Berkley Corp.                                        357           10,578
Wesco Financial Corp.                                       7            2,786
Zenith National Insurance Corp.                           189            8,484
                                                                     ---------
Total Insurance                                                      1,208,315
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                           WisdomTree Domestic Earnings Fund  17

WisdomTree Total Earnings Fund

September 30, 2007

------------------------------------------------------------------------------
Investments                                              Shares        Value
------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%
Amazon.Com, Inc.*                                           147        $13,694
Expedia, Inc.*                                              217          6,918
IAC/InterActiveCorp.*                                       154          4,569
NutriSystem, Inc.*                                            7            328
priceline.com, Inc.*                                         83          7,366
                                                                       -------
Total Internet & Catalog Retail                                         32,875
------------------------------------------------------------------------------
Internet Software & Services - 0.6%
eBay, Inc.*                                                 588         22,944
Google, Inc. Class A*                                        91         51,621
Imergent, Inc.                                               49          1,099
j2 Global Communications, Inc.*                              42          1,375
ValueClick, Inc.*                                           168          3,773
VeriSign, Inc.*                                             301         10,156
Yahoo! Inc.*                                                644         17,285
                                                                       -------
Total Internet Software & Services                                     108,253
------------------------------------------------------------------------------
IT Services - 0.7%
Affiliated Computer Services, Inc. Class A*                  98          4,924
Alliance Data Systems Corp.*                                 70          5,421
Automatic Data Processing, Inc.                             413         18,968
Broadridge Financial Solutions, Inc.                         99          1,876
CACI International, Inc. Class A*                            29          1,482
Cass Information Systems, Inc.                                5            179
Ceridian Corp.*                                             140          4,864
CheckFree Corp.*                                            105          4,887
Cognizant Technology Solutions Corp. Class A*                49          3,909
Computer Sciences Corp.*                                    140          7,826
Convergys Corp.*                                            168          2,916
DST Systems, Inc.*                                           63          5,406
Electronic Data Systems Corp.                               294          6,421
Fidelity National Information Services, Inc.                112          4,969
Fiserv, Inc.*                                               168          8,544
Gartner, Inc.*                                              196          4,794
Global Payments, Inc.                                       112          4,953
Iron Mountain, Inc.*                                        154          4,694
MoneyGram International, Inc.                               147          3,321
Paychex, Inc.                                               224          9,183
Perot Systems Corp. Class A*                                 33            558
SRA International, Inc. Class A*                             34            955
Total System Services, Inc.                                 154          4,278
VeriFone Holdings, Inc.*                                    105          4,655
                                                                       -------
Total IT Services                                                      119,983
------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%
Brunswick Corp.                                             182          4,161
Hasbro, Inc.                                                154          4,294
Jakks Pacific, Inc.*                                         48          1,282
MarineMax, Inc.*                                            188          2,737
Mattel, Inc.                                                476         11,166
Polaris Industries, Inc.                                     91          3,969
Pool Corp.(a)                                               119          2,973
                                                                       -------
Total Leisure Equipment & Products                                      30,582
------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories, Inc. Class A*                          49          4,435
Charles River Laboratories International, Inc.*              91          5,110
Covance, Inc.*                                               70          5,453
Invitrogen Corp.*                                            70          5,721
Millipore Corp.*                                             56          4,245
PerkinElmer, Inc.                                           182          5,316
Pharmaceutical Product Development, Inc.                    126          4,465
Thermo Fisher Scientific, Inc.*                              91          5,253
Waters Corp.*                                                84          5,621
                                                                       -------
Total Life Sciences Tools & Services                                    45,619
------------------------------------------------------------------------------
Machinery - 2.5%
Accuride Corp.*                                              68            823
AGCO Corp.*                                                 126          6,397
Caterpillar, Inc.                                         1,141         89,488
CLARCOR, Inc.                                               133          4,550
Crane Co.                                                   112          5,373
Cummins, Inc.                                               224         28,647
Danaher Corp.                                               273         22,580
Deere & Co.                                                 294         43,635
Donaldson Co., Inc.                                         126          5,262
Dover Corp.                                                 224         11,413
Eaton Corp.                                                 238         23,572
Flowserve Corp.                                              84          6,399
Gardner Denver, Inc.*                                       119          4,641
Graco, Inc.                                                 105          4,107
Harsco Corp.                                                 98          5,808
IDEX Corp.                                                  126          4,585
Illinois Tool Works, Inc.                                   693         41,331
ITT Corp.                                                   154         10,461
Joy Global, Inc.                                            231         11,749
Kennametal, Inc.                                             70          5,879
Lincoln Electric Holdings, Inc.                              70          5,433
Manitowoc Co., Inc. (The)                                   154          6,819
Mueller Industries, Inc.                                     78          2,819
Nordson Corp.                                                84          4,218
Oshkosh Truck Corp.                                          84          5,205
Paccar, Inc.                                                413         35,208
Pall Corp.                                                  126          4,901
Parker Hannifin Corp.                                       189         21,136
Pentair, Inc.                                               140          4,645
SPX Corp.                                                    63          5,831
Terex Corp.*                                                112          9,970
Timken Co. (The)                                            217          8,062
Toro Co. (The)                                               84          4,942
Trinity Industries, Inc.                                    112          4,204
Watts Water Technologies, Inc. Class A                       98          3,009
                                                                       -------
Total Machinery                                                        463,102
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

18  WisdomTree Domestic Earnings Fund

WisdomTree Total Earnings Fund

September 30, 2007

----------------------------------------------------------------------
Investments                                      Shares        Value
----------------------------------------------------------------------
Marine - 0.1%
Alexander & Baldwin, Inc.                            91        $ 4,562
Kirby Corp.*                                        162          7,151
                                                               -------
Total Marine                                                    11,713
----------------------------------------------------------------------
Media - 2.5%
Belo Corp. Class A                                  238          4,132
CBS Corp. Class B                                   643         20,255
Citadel Broadcasting Corp.                          146            607
Clear Channel Communications, Inc.                  322         12,056
Comcast Corp. Class A*                              593         14,339
DIRECTV Group, Inc. (The)*                          910         22,095
Dow Jones & Co., Inc.                               111          6,627
DreamWorks Animation SKG, Inc. Class A*             161          5,381
E.W. Scripps Co. (The) Class A                      133          5,586
EchoStar Communications Corp. Class A*              294         13,762
Gannett Co., Inc.                                   329         14,377
Getty Images, Inc.*                                  84          2,339
Harte-Hanks, Inc.                                   161          3,168
Hearst-Argyle Television, Inc.                      168          4,361
Interactive Data Corp.                              105          2,961
John Wiley & Sons, Inc. Class A                     112          5,032
Marvel Entertainment, Inc.*                         154          3,610
McClatchy Co. Class A                               112          2,238
McGraw-Hill Cos., Inc. (The)                        238         12,117
Meredith Corp.                                       70          4,011
Morningstar, Inc.*                                   79          4,851
New York Times Co. (The) Class A                    153          3,023
News Corp. Class A                                5,786        127,233
Omnicom Group, Inc.                                 308         14,812
Regal Entertainment Group Class A                   196          4,302
Time Warner, Inc.                                 3,537         64,939
Tribune Co.                                         287          7,841
Walt Disney Co. (The)                             1,902         65,409
Washington Post Co. (The) Class B                     7          5,620
                                                               -------
Total Media                                                    457,084
----------------------------------------------------------------------
Metals & Mining - 1.9%
AK Steel Holding Corp.*                             217          9,537
Alcoa, Inc.                                       1,281         50,113
Allegheny Technologies, Inc.                        119         13,084
Carpenter Technology Corp.                           35          4,550
Cleveland-Cliffs, Inc.                              112          9,853
Commercial Metals Co.                               238          7,533
Freeport-McMoRan Copper & Gold, Inc.                600         62,934
Newmont Mining Corp.                                217          9,706
Northwest Pipe Co.*                                  48          1,815
Nucor Corp.                                         546         32,471
Quanex Corp.                                         85          3,993
Reliance Steel & Aluminum Co.                       168          9,499
RTI International Metals, Inc.*                      56          4,439
Southern Copper Corp.                               602         74,546
Steel Dynamics, Inc.                                210          9,807
Titanium Metals Corp.*                              231          7,752
United States Steel Corp.                           301         31,888
Worthington Industries, Inc.                        124          2,921
                                                               -------
Total Metals & Mining                                          346,441
----------------------------------------------------------------------
Multiline Retail - 0.7%
Big Lots, Inc.*                                     139          4,148
Dillard's, Inc. Class A                             126          2,751
Dollar Tree Stores, Inc.*                           133          5,392
Family Dollar Stores, Inc.                          140          3,718
JC Penney Co., Inc.                                 259         16,413
Kohl's Corp.*                                       259         14,848
Macy's, Inc.                                        392         12,669
Nordstrom, Inc.                                     231         10,832
Sears Holdings Corp.*                                98         12,466
Target Corp.                                        819         52,063
                                                               -------
Total Multiline Retail                                         135,300
----------------------------------------------------------------------
Multi-Utilities - 1.1%
Alliant Energy Corp.                                112          4,292
Ameren Corp.                                        203         10,658
Centerpoint Energy, Inc.                            525          8,416
Consolidated Edison, Inc.                           231         10,695
Dominion Resources, Inc.                            364         30,686
DTE Energy Co.                                      245         11,868
Energy East Corp.                                   175          4,734
Integrys Energy Group, Inc.                          77          3,945
MDU Resources Group, Inc.                           224          6,236
NiSource, Inc.                                      266          5,091
NSTAR                                               126          4,386
OGE Energy Corp.                                    112          3,707
PG&E Corp.                                          448         21,414
PNM Resources, Inc.                                 140          3,259
Public Service Enterprise Group, Inc.               182         16,014
Puget Energy, Inc.                                  175          4,282
SCANA Corp.                                         133          5,152
Sempra Energy                                       448         26,038
TECO Energy, Inc.                                   266          4,370
Vectren Corp.                                       154          4,203
Wisconsin Energy Corp.                              133          5,989
Xcel Energy, Inc.                                   448          9,650
                                                               -------
Total Multi-Utilities                                          205,085
----------------------------------------------------------------------
Office Electronics - 0.2%
Xerox Corp.*                                      1,391         24,120
Zebra Technologies Corp. Class A*                   126          4,598
                                                               -------
Total Office Electronics                                        28,718
----------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 14.8%
Alon USA Energy, Inc.                                64          2,162
Anadarko Petroleum Corp.                          1,386         74,498
Apache Corp.                                        735         66,194
Arch Coal, Inc.                                     147          4,960
Cabot Oil & Gas Corp.                               126          4,430

                       See Notes to Financial Statements.

                                           WisdomTree Domestic Earnings Fund  19

WisdomTree Total Earnings Fund

September 30, 2007

----------------------------------------------------------------------
Investments                                    Shares         Value
----------------------------------------------------------------------
Chesapeake Energy Corp.                         1,120        $  39,491
Chevron Corp.                                   4,559          426,631
Cimarex Energy Co.                                279           10,393
ConocoPhillips                                  4,224          370,740
CONSOL Energy, Inc.                               182            8,481
Denbury Resources, Inc.*                          154            6,882
Devon Energy Corp.                                868           72,218
El Paso Corp.                                     441            7,484
EOG Resources, Inc.                               420           30,379
Exxon Mobil Corp.                               9,933          919,398
Forest Oil Corp.*                                 250           10,760
Frontier Oil Corp.                                238            9,910
Helix Energy Solutions Group, Inc.*               133            5,647
Hess Corp.                                        623           41,448
Holly Corp.                                        84            5,026
Kinder Morgan Management LLC*                      86            4,021
Marathon Oil Corp.                              2,073          118,202
Murphy Oil Corp.                                  259           18,102
Newfield Exploration Co.*                         259           12,473
Noble Energy, Inc.                                224           15,689
Occidental Petroleum Corp.                      1,706          109,320
Overseas Shipholding Group, Inc.                  126            9,681
Peabody Energy Corp.                              245           11,728
PetroHawk Energy Corp.*                           357            5,862
Petroleum Development Corp.*                       27            1,197
Pioneer Natural Resources Co.                     112            5,038
Plains Exploration & Production Co.*               91            4,024
Pogo Producing Co.                                161            8,551
Quicksilver Resources, Inc.*                      112            5,270
Range Resources Corp.                             140            5,692
Southwestern Energy Co.*                          112            4,687
St. Mary Land & Exploration Co.                   119            4,245
Sunoco, Inc.                                      322           22,791
Swift Energy Co.*                                  40            1,637
Tesoro Corp.                                      392           18,040
USEC, Inc.*                                        57              584
Vaalco Energy, Inc.*                              271            1,238
Valero Energy Corp.                             1,930          129,657
W&T Offshore, Inc.                                140            3,413
Whiting Petroleum Corp.*                           98            4,356
Williams Cos., Inc. (The)                         308           10,490
XTO Energy, Inc.                                  728           45,020
                                                             ---------
Total Oil, Gas & Consumable Fuels                            2,698,140
----------------------------------------------------------------------
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.                           210            3,564
MeadWestvaco Corp.                                140            4,134
Weyerhaeuser Co.                                   56            4,049
                                                             ---------
Total Paper & Forest Products                                   11,747
----------------------------------------------------------------------
Personal Products - 0.1%
Alberto-Culver Co.                                194            4,809
Avon Products, Inc.                               301           11,297
Estee Lauder Cos., Inc. (The) Class A             154            6,539
Mannatech, Inc.                                    15              122
NBTY, Inc.*                                        84            3,410
                                                             ---------
Total Personal Products                                         26,177
----------------------------------------------------------------------
Pharmaceuticals - 4.8%
Abbott Laboratories                             1,246           66,811
Alpharma, Inc. Class A*                            48            1,025
Barr Pharmaceuticals, Inc.*                       119            6,772
Bristol-Myers Squibb Co.                        1,692           48,763
Eli Lilly & Co.                                 1,148           65,356
Endo Pharmaceuticals Holdings, Inc.*              140            4,341
Forest Laboratories, Inc.*                        266            9,919
Johnson & Johnson                               3,112          204,458
King Pharmaceuticals, Inc.*                       245            2,871
Merck & Co., Inc.                               2,449          126,589
Mylan Laboratories, Inc.                          231            3,687
Pfizer, Inc.                                    9,023          220,431
Schering-Plough Corp.                             777           24,577
Sepracor, Inc.*                                    84            2,310
Viropharma, Inc.*                                  89              792
Watson Pharmaceuticals, Inc.*                     154            4,990
Wyeth                                           1,552           69,142
                                                             ---------
Total Pharmaceuticals                                          862,834
----------------------------------------------------------------------
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.              42            4,043
AMB Property Corp.                                 70            4,187
Archstone-Smith Trust                              70            4,210
Boston Properties, Inc.                           152           15,792
BRE Properties, Inc.                               63            3,524
Colonial Properties Trust                          79            2,710
Corporate Office Properties Trust                  77            3,206
Cousins Properties, Inc.                          119            3,494
Developers Diversified Realty Corp.                63            3,520
Duke Realty Corp.                                  91            3,077
Entertainment Properties Trust                     63            3,200
Equity One, Inc.                                  154            4,189
Health Care REIT, Inc.                             91            4,026
Healthcare Realty Trust, Inc.                     105            2,799
Home Properties, Inc.                              70            3,653
Hospitality Properties Trust                       91            3,699
HRPT Properties Trust                             322            3,185
Kimco Realty Corp.                                131            5,923
LaSalle Hotel Properties                           91            3,829
Liberty Property Trust                             91            3,659
Mack-Cali Realty Corp.                             84            3,452
Nationwide Health Properties, Inc.                133            4,007
Plum Creek Timber Co., Inc.                       154            6,892
Post Properties, Inc.                              91            3,522
Potlatch Corp.                                     91            4,098
Prologis                                          104            6,899
Rayonier, Inc.                                     98            4,708

                       See Notes to Financial Statements.

20  WisdomTree Domestic Earnings Fund

WisdomTree Total Earnings Fund

September 30, 2007

-------------------------------------------------------------------------------
Investments                                               Shares         Value
-------------------------------------------------------------------------------
Realty Income Corp.                                          147        $ 4,109
Regency Centers Corp.                                         49          3,761
Senior Housing Properties Trust                              167          3,684
Ventas, Inc.                                                  91          3,767
Washington Real Estate Investment Trust                      105          3,484
Weingarten Realty Investors                                   84          3,483
                                                                        -------
Total Real Estate Investment Trusts                                     141,791
-------------------------------------------------------------------------------
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A*                        148          4,120
Jones Lang LaSalle, Inc.                                      42          4,316
                                                                        -------
Total Real Estate Management & Development                                8,436
-------------------------------------------------------------------------------
Road & Rail - 0.9%
Amerco, Inc.*                                                 10            635
Arkansas Best Corp.                                           36          1,176
Burlington Northern Santa Fe Corp.                           469         38,068
Con-way, Inc.                                                105          4,830
CSX Corp.                                                    609         26,023
Heartland Express, Inc.                                      259          3,699
JB Hunt Transport Services, Inc.                             203          5,339
Kansas City Southern*                                        140          4,504
Landstar System, Inc.                                         98          4,113
Norfolk Southern Corp.                                       532         27,616
Old Dominion Freight Line, Inc.*                              13            312
Quality Distribution, Inc.*                                   58            516
Ryder System, Inc.                                            84          4,116
Union Pacific Corp.                                          280         31,656
YRC Worldwide, Inc.*                                         195          5,327
                                                                        -------
Total Road & Rail                                                       157,930
-------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc.*                                525          6,930
Altera Corp.                                                 328          7,898
Amkor Technology, Inc.*                                       43            495
Analog Devices, Inc.                                         182          6,581
Applied Materials, Inc.                                    1,239         25,647
Atmel Corp.*                                                 798          4,118
Broadcom Corp. Class A*                                      147          5,357
Cypress Semiconductor Corp.*                                 231          6,748
Intel Corp.                                                5,011        129,585
International Rectifier Corp.*                                98          3,233
Intersil Corp. Class A                                       217          7,254
KLA-Tencor Corp.                                              91          5,076
Lam Research Corp.*                                          196         10,439
Linear Technology Corp.                                      273          9,552
LSI Logic Corp.*                                             469          3,480
Maxim Integrated Products, Inc.                              294          8,629
MEMC Electronic Materials, Inc.*                             126          7,416
Microchip Technology, Inc.                                   154          5,593
Micron Technology, Inc.*                                     343          3,807
National Semiconductor Corp.                                 413         11,201
Novellus Systems Inc.*                                       140          3,816
Nvidia Corp.*                                                241          8,734
ON Semiconductor Corp.*                                      720          9,043
Teradyne, Inc.*                                              456          6,293
Texas Instruments, Inc.                                    1,706         62,423
Varian Semiconductor Equipment Associates, Inc.*             159          8,510
Xilinx, Inc.                                                 300          7,842
                                                                        -------
Total Semiconductors & Semiconductor Equipment                          375,700
-------------------------------------------------------------------------------
Software - 2.3%
Activision Inc.*                                             266          5,743
Adobe Systems, Inc.*                                         210          9,169
Autodesk, Inc.*                                              105          5,247
BEA Systems, Inc.*                                           335          4,646
BMC Software, Inc.*                                          133          4,154
CA, Inc.                                                     141          3,627
Cadence Design Systems, Inc.*                                217          4,815
Citrix Systems, Inc.*                                        140          5,645
Compuware Corp.*                                             483          3,874
Electronic Arts, Inc.*                                        91          5,095
FactSet Research Systems, Inc.                                77          5,278
Fair Isaac Corp.                                             112          4,044
Intuit, Inc.*                                                231          6,999
Jack Henry & Associates, Inc.                                 12            310
Micros Systems, Inc.*                                         77          5,010
Microsoft Corp.                                            8,239        242,721
NAVTEQ Corp.*                                                126          9,824
Oracle Corp.*                                              3,670         79,456
Red Hat, Inc.*                                               182          3,616
Sybase, Inc.*                                                168          3,886
Symantec Corp.*                                              266          5,155
                                                                        -------
Total Software                                                          418,314
-------------------------------------------------------------------------------
Specialty Retail - 2.1%
Aaron Rents, Inc.                                             29            647
Abercrombie & Fitch Co. Class A                               98          7,909
Advance Auto Parts, Inc.                                     126          4,229
Aeropostale, Inc.*                                           178          3,393
American Eagle Outfitters, Inc.                              189          4,973
AnnTaylor Stores Corp.*                                      126          3,990
AutoNation, Inc.*                                            308          5,458
Autozone, Inc.*                                               91         10,569
Barnes & Noble, Inc.                                         105          3,702
Bed Bath & Beyond, Inc.*                                     280          9,554
Best Buy Co., Inc.                                           476         21,905
Carmax, Inc.*                                                154          3,131
Chico's FAS, Inc.*                                           203          2,852
Circuit City Stores, Inc.                                    203          1,606
Collective Brands, Inc.*                                     140          3,088
Dick's Sporting Goods, Inc.*                                  84          5,641
Dress Barn, Inc.*                                              8            136
DSW, Inc. Class A*                                           105          2,643
Finish Line, Inc. (The) Class A                               26            113
Foot Locker, Inc.                                            196          3,005
GameStop Corp. Class A*                                      168          9,467

                       See Notes to Financial Statements.

                                           WisdomTree Domestic Earnings Fund  21

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund

September 30, 2007

----------------------------------------------------------------------------------------
Investments                                                    Shares          Value
----------------------------------------------------------------------------------------
Gap, Inc. (The)                                                   805        $    14,844
Guess?, Inc.                                                      126              6,178
Home Depot, Inc.                                                2,921             94,756
Limited Brands, Inc.                                              448             10,255
Lithia Motors, Inc. Class A                                        19                324
Lowe's Cos., Inc.                                               1,888             52,901
Men's Wearhouse, Inc. (The)                                        98              4,951
Office Depot, Inc.*                                               231              4,763
OfficeMax, Inc.                                                    84              2,879
O'Reilly Automotive, Inc.*                                        126              4,210
Pacific Sunwear Of California, Inc.*                               23                340
Penske Auto Group, Inc.                                           182              3,684
PetSmart, Inc.                                                    140              4,466
RadioShack Corp.                                                  196              4,049
Rent-A-Center, Inc.*                                              147              2,665
Ross Stores, Inc.                                                 133              3,410
Sherwin-Williams Co. (The)                                        168             11,039
Sonic Automotive, Inc. Class A                                      5                120
Staples, Inc.                                                     595             12,787
Tiffany & Co.                                                     126              6,596
TJX Cos., Inc.                                                    490             14,244
Tractor Supply Co.*                                                91              4,194
Urban Outfitters, Inc.*                                           175              3,815
Williams-Sonoma, Inc.                                             126              4,110
                                                                             -----------
Total Specialty Retail                                                           379,591
----------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.*                                                      238             11,250
Columbia Sportswear Co.                                            70              3,872
Fossil, Inc.*                                                      28              1,046
Jones Apparel Group, Inc.                                         133              2,810
K-Swiss, Inc. Class A                                              27                619
Liz Claiborne, Inc.                                               112              3,845
Nike, Inc. Class B                                                532             31,208
Phillips-Van Heusen Corp.                                          84              4,408
Polo Ralph Lauren Corp.                                            91              7,075
Skechers U.S.A., Inc. Class A*                                     30                663
Timberland Co. Class A*                                            65              1,232
UniFirst Corp.                                                      5                187
VF Corp.                                                          133             10,740
                                                                             -----------
Total Textiles, Apparel & Luxury Goods                                            78,955
----------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.9%
Accredited Home Lenders Holding Co.*(a)                           601              7,014
Astoria Financial Corp.                                           147              3,900
Capitol Federal Financial                                         112              3,830
Corus Bankshares, Inc.                                            426              5,547
Countrywide Financial Corp.                                     1,239             23,553
Delta Financial Corp.(a)                                          477              2,342
Downey Financial Corp.                                             63              3,641
FirstFed Financial Corp.*(a)                                      119              5,896
Fremont General Corp.                                             866              3,377
Hudson City Bancorp, Inc.                                         399              6,137
IndyMac Bancorp, Inc.(a)                                          286              6,752
MGIC Investment Corp.                                             182              5,880
New York Community Bancorp, Inc.                                  259              4,934
NewAlliance Bancshares, Inc.                                      273              4,008
Ocwen Financial Corp.*                                            488              4,602
People's United Financial, Inc.                                   210              3,629
PMI Group, Inc. (The)                                             175              5,723
Radian Group, Inc.                                                202              4,703
Sovereign Bancorp, Inc.                                           315              5,368
United Community Financial Corp.                                  386              2,787
Washington Federal, Inc.                                          189              4,963
Washington Mutual, Inc.                                         1,372             48,445
Webster Financial Corp.                                            91              3,833
                                                                             -----------
Total Thrifts & Mortgage Finance                                                 170,864
----------------------------------------------------------------------------------------
Tobacco - 1.3%
Altria Group, Inc.                                              2,627            182,655
Reynolds American, Inc.                                           796             50,618
UST, Inc.                                                         175              8,680
                                                                             -----------
Total Tobacco                                                                    241,953
----------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.2%
Fastenal Co.                                                      119              5,404
GATX Corp.                                                         91              3,890
MSC Industrial Direct Co. Class A                                  98              4,958
United Rentals, Inc.*                                             168              5,405
W.W. Grainger, Inc.                                               105              9,574
WESCO International, Inc.*                                         70              3,006
                                                                             -----------
Total Trading Companies & Distributors                                            32,237
----------------------------------------------------------------------------------------
Water Utilities - 0.0%
Aqua America Inc.                                                 189              4,287
----------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.5%
ALLTEL Corp.                                                      245             17,072
Leap Wireless International, Inc.*                                 70              5,696
NII Holdings, Inc.*                                                63              5,175
Sprint Nextel Corp.                                               889             16,891
Telephone & Data Systems, Inc.                                    643             42,920
United States Cellular Corp.*                                      84              8,249
                                                                             -----------
Total Wireless Telecommunication Services                                         96,003
----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $17,743,464)                                                           18,090,327
========================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.3%
MONEY MARKET FUND(b) - 0.3%
UBS Private Money Market Fund LLC, 5.21%
(Cost: $50,000)(c)                                             50,000             50,000
========================================================================================
TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost: $17,793,464)(d)                                                        18,140,327
Cash and Other Assets in Excess of Liabilities - 0.1%                             23,721
                                                                             -----------
NET ASSETS - 100.0%                                                          $18,164,048
========================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Interest rates shown reflect yields as of September 30, 2007.

(c) At September 30, 2007, the total market value of the Fund's securities on loan was $44,456 and the total market value of the collateral held by the Fund was $50,000.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

22  WisdomTree Domestic Earnings Fund

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund

September 30, 2007

--------------------------------------------------------------------------
Investments                                        Shares          Value
--------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Aerospace & Defense - 2.6%
Boeing Co. (The)                                    1,488        $ 156,225
General Dynamics Corp.                              1,104           93,255
Goodrich Corp.                                        528           36,025
Honeywell International, Inc.                       2,536          150,816
L-3 Communications Holdings, Inc.                     368           37,588
Lockheed Martin Corp.                               1,344          145,811
Northrop Grumman Corp.                              1,024           79,872
Precision Castparts Corp.                             288           42,618
Raytheon Co.                                        1,360           86,795
Rockwell Collins, Inc.                                368           26,879
United Technologies Corp.                           2,840          228,563
                                                                 ---------
Total Aerospace & Defense                                        1,084,447
--------------------------------------------------------------------------
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.                         304           16,504
Expeditors International Washington, Inc.             288           13,622
FedEx Corp.                                           848           88,828
United Parcel Service Inc. Class B                  2,696          202,470
                                                                 ---------
Total Air Freight & Logistics                                      321,424
--------------------------------------------------------------------------
Airlines - 0.1%
Southwest Airlines Co.                              1,664           24,627
US Airways Group, Inc.*                                32              840
                                                                 ---------
Total Airlines                                                      25,467
--------------------------------------------------------------------------
Auto Components - 0.2%
Johnson Controls, Inc.                                624           73,701
WABCO Holdings Inc.                                   164            7,667
                                                                 ---------
Total Auto Components                                               81,368
--------------------------------------------------------------------------
Automobiles - 0.1%
Harley-Davidson, Inc.                                 768           35,489
--------------------------------------------------------------------------
Beverages - 2.0%
Anheuser-Busch Cos., Inc.                           2,191          109,528
Brown-Forman Corp. Class B                            304           22,773
Coca-Cola Co. (The)                                 5,376          308,958
Coca-Cola Enterprises, Inc.                         1,328           32,164
Constellation Brands, Inc. Class A*                   544           13,170
Molson Coors Brewing Co. Class B                      176           17,542
Pepsi Bottling Group, Inc.                            768           28,547
PepsiCo, Inc.                                       3,976          291,282
                                                                 ---------
Total Beverages                                                    823,964
--------------------------------------------------------------------------
Biotechnology - 0.7%
Amgen, Inc.*                                        2,114          119,589
Biogen Idec, Inc.*                                     16            1,061
Genentech, Inc.*                                    1,136           88,631
Genzyme Corp.*                                        352           21,810
Gilead Sciences, Inc.*                              1,184           48,390
                                                                 ---------
Total Biotechnology                                                279,481
--------------------------------------------------------------------------
Building Products - 0.2%
American Standard Cos., Inc.                          576           20,517
Masco Corp.                                         1,600           37,072
USG Corp.*                                            320           12,016
                                                                 ---------
Total Building Products                                             69,605
--------------------------------------------------------------------------
Capital Markets - 4.0%
American Capital Strategies Ltd.(a)                   768           32,817
Bank of New York Mellon Corp. (The)                 2,732          120,590
Bear Stearns & Co., Inc. (The)                        608           74,668
BlackRock, Inc.                                        80           13,873
Charles Schwab Corp. (The)                          2,488           53,741
E*Trade Financial Corp.*                            1,056           13,791
Franklin Resources, Inc.                              400           51,000
Goldman Sachs Group, Inc.                           2,029          439,766
Legg Mason, Inc.                                      304           25,624
Lehman Brothers Holdings, Inc.                      2,504          154,572
Merrill Lynch & Co., Inc.                           2,872          204,716
Morgan Stanley                                      4,899          308,638
Northern Trust Corp.                                  560           37,111
SEI Investments Co.                                   352            9,603
State Street Corp.                                    800           54,528
T. Rowe Price Group, Inc.                             560           31,186
TD Ameritrade Holding Corp.*                        1,424           25,945
                                                                 ---------
Total Capital Markets                                            1,652,169
--------------------------------------------------------------------------
Chemicals - 1.6%
Air Products & Chemicals, Inc.                        464           45,361
Ashland, Inc.                                         144            8,670
Dow Chemical Co. (The)                              4,248          182,919
E.I. Du Pont de Nemours & Co.                       2,520          124,891
Eastman Chemical Co.                                  352           23,489
Ecolab, Inc.                                          416           19,635
Lyondell Chemical Co.                               1,232           57,103
Monsanto Co.                                          752           64,476
PPG Industries, Inc.                                  576           43,517
Praxair, Inc.                                         768           64,328
Rohm & Haas Co.                                       720           40,082
Sigma-Aldrich Corp.                                   336           16,377
                                                                 ---------
Total Chemicals                                                    690,848
--------------------------------------------------------------------------
Commercial Banks - 4.1%
BB&T Corp.                                          1,952           78,841
Comerica, Inc.                                        672           34,460
Commerce Bancorp, Inc.                                336           13,030
Fifth Third Bancorp                                 1,824           61,797
First Horizon National Corp.                          352            9,384
Huntington Bancshares, Inc.                           976           16,572
KeyCorp                                             1,616           52,245
M&T Bank Corp.                                        352           36,414
Marshall & Ilsley Corp.                               848           37,117

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  23

WisdomTree Earnings 500 Fund

September 30, 2007

------------------------------------------------------------------------------
Investments                                            Shares         Value
------------------------------------------------------------------------------
National City Corp.                                     2,520        $  63,227
PNC Financial Services Group, Inc. (The)                1,776          120,946
Popular, Inc.                                           1,136           13,950
Regions Financial Corp.                                 1,696           49,998
SunTrust Banks, Inc.                                    1,232           93,225
Synovus Financial Corp.                                   960           26,928
U.S. Bancorp                                            6,660          216,650
UnionBanCal Corp.                                         576           33,644
Wachovia Corp.                                          6,256          313,739
Wells Fargo & Co.                                      11,556          411,626
Zions Bancorp.                                            352           24,172
                                                                     ---------
Total Commercial Banks                                               1,707,965
------------------------------------------------------------------------------
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.                                      227           12,944
Cintas Corp.                                              400           14,840
Dun & Bradstreet Corp.                                    144           14,200
Equifax, Inc.                                             336           12,808
Manpower, Inc.                                            208           13,385
Monster Worldwide, Inc.*                                  176            5,995
Pitney Bowes, Inc.                                        544           24,708
R.R. Donnelley & Sons Co.                                 512           18,719
Republic Services, Inc.                                   508           16,617
Robert Half International, Inc.                           368           10,988
Waste Management, Inc.                                  1,552           58,572
                                                                     ---------
Total Commercial Services & Supplies                                   203,776
------------------------------------------------------------------------------
Communications Equipment - 1.8%
Avaya, Inc.*                                              784           13,297
Cisco Systems, Inc.*                                   10,226          338,583
Corning, Inc.                                           3,432           84,599
Harris Corp.                                              336           19,417
Juniper Networks, Inc.*                                   240            8,786
Motorola, Inc.                                          8,250          152,873
Qualcomm, Inc.                                          3,112          131,513
                                                                     ---------
Total Communications Equipment                                         749,068
------------------------------------------------------------------------------
Computers & Peripherals - 3.0%
Apple, Inc.*                                              848          130,202
Dell, Inc.*                                             3,320           91,632
EMC Corp.                                               3,640           75,712
Hewlett-Packard Co.                                     6,258          311,586
International Business Machines Corp.                   4,834          569,444
Lexmark International, Inc. Class A*                      224            9,303
NCR Corp.*                                                496           24,701
Network Appliance, Inc.*                                  240            6,458
SanDisk Corp.*                                            416           22,922
                                                                     ---------
Total Computers & Peripherals                                        1,241,960
------------------------------------------------------------------------------
Construction & Engineering - 0.1%
Fluor Corp.                                               160           23,037
Jacobs Engineering Group, Inc.*                           256           19,348
                                                                     ---------
Total Construction & Engineering                                        42,385
------------------------------------------------------------------------------
Construction Materials - 0.0%
Vulcan Materials Co.                                      240           21,396
------------------------------------------------------------------------------
Consumer Finance - 0.9%
American Express Co.                                    2,792          165,762
Capital One Financial Corp.                             1,536          102,036
Discover Financial Services                             2,445           50,856
SLM Corp.                                               1,584           78,677
                                                                     ---------
Total Consumer Finance                                                 397,331
------------------------------------------------------------------------------
Consumer Staples - 0.0%
SUPERVALU, Inc.                                           528           20,597
------------------------------------------------------------------------------
Containers & Packaging - 0.0%
Sealed Air Corp.                                          448           11,451
------------------------------------------------------------------------------
Distributors - 0.1%
Genuine Parts Co.                                         496           24,800
------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A*                               464           27,910
H&R Block, Inc.                                           880           18,638
Weight Watchers International, Inc.                       224           12,893
                                                                     ---------
Total Diversified Consumer Services                                     59,441
------------------------------------------------------------------------------
Diversified Financial Services - 6.0%
Bank of America Corp.                                  18,734          941,758
CIT Group, Inc.                                           928           37,306
Citigroup, Inc.                                        19,598          914,639
CME Group, Inc.                                            32           18,795
JPMorgan Chase & Co.                                   12,794          586,221
Moody's Corp.                                             464           23,386
                                                                     ---------
Total Diversified Financial Services                                 2,522,105
------------------------------------------------------------------------------
Diversified Telecommunication Services - 2.4%
AT&T, Inc.                                             14,016          593,017
CenturyTel, Inc.                                          368           17,009
Verizon Communications, Inc.                            8,812          390,195
Windstream Corp.                                        1,488           21,011
                                                                     ---------
Total Diversified Telecommunication Services                         1,021,232
------------------------------------------------------------------------------
Electric Utilities - 1.7%
Allegheny Energy, Inc.                                    304           15,887
American Electric Power Co., Inc.                         976           44,974
Duke Energy Corp.                                       5,328           99,580
Edison International                                    1,232           68,314
Entergy Corp.                                             560           60,642
Exelon Corp.                                            1,696          127,812
FirstEnergy Corp.                                         976           61,820
FPL Group, Inc.                                         1,040           63,315
Pepco Holdings, Inc.                                      448           12,132
Pinnacle West Capital Corp.                               304           12,011
PPL Corp.                                               1,232           57,042
Progress Energy, Inc.                                     464           21,738
Southern Co.                                            2,096           76,043
                                                                     ---------
Total Electric Utilities                                               721,310
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

24  WisdomTree Domestic Earnings Funds

WisdomTree Earnings 500 Fund

September 30, 2007

---------------------------------------------------------------------------
Investments                                         Shares          Value
---------------------------------------------------------------------------
Electrical Equipment - 0.4%
Emerson Electric Co.                                 2,210        $ 117,616
Rockwell Automation, Inc.                              512           35,589
                                                                  ---------
Total Electrical Equipment                                          153,205
---------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc.*                            880           32,454
Amphenol Corp. Class A                                 384           15,268
CDW Corp.                                              192           16,742
Jabil Circuit, Inc.                                    400            9,136
Molex, Inc.                                            432           11,634
                                                                  ---------
Total Electronic Equipment & Instruments                             85,234
---------------------------------------------------------------------------
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.                                     848           76,634
BJ Services Co.                                      1,280           33,984
Cameron International Corp.*                           256           23,626
Diamond Offshore Drilling, Inc.                        368           41,691
ENSCO International, Inc.                              608           34,109
Grant Prideco, Inc.*                                   480           26,170
Halliburton Co.                                      4,152          159,436
National Oilwell Varco, Inc.*                          416           60,112
Pride International, Inc.*                             384           14,035
Smith International, Inc.                              528           37,699
                                                                  ---------
Total Energy Equipment & Services                                   507,496
---------------------------------------------------------------------------
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.                               1,040           63,825
CVS Corp.                                            3,988          158,044
Kroger Co. (The)                                     2,096           59,778
Safeway, Inc.                                        1,104           36,553
SYSCO Corp.                                          1,248           44,416
Walgreen Co.                                         2,032           95,992
Wal-Mart Stores, Inc.                               12,905          563,304
Whole Foods Market, Inc.                               208           10,184
                                                                  ---------
Total Food & Staples Retailing                                    1,032,096
---------------------------------------------------------------------------
Food Products - 1.7%
Archer-Daniels-Midland Co.                           2,424           80,186
Campbell Soup Co.                                      960           35,520
ConAgra Foods, Inc.                                    800           20,904
Dean Foods Co.                                         320            8,186
General Mills, Inc.                                    912           52,905
H.J. Heinz Co.                                         720           33,264
Hershey Co. (The)                                      576           26,732
Hormel Foods Corp.                                     384           13,740
Kellogg Co.                                          1,024           57,344
Kraft Foods, Inc. Class A                            9,269          319,872
McCormick & Co., Inc.                                  240            8,633
Sara Lee Corp.                                       1,488           24,835
Wm. Wrigley Jr. Co.                                    496           31,858
                                                                  ---------
Total Food Products                                                 713,979
---------------------------------------------------------------------------
Gas Utilities - 0.1%
Equitable Resources, Inc.                              256           13,279
Questar Corp.                                          480           25,214
                                                                  ---------
Total Gas Utilities                                                  38,493
---------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.                           1,408           79,242
Becton Dickinson & Co.                                 560           45,948
C.R. Bard, Inc.                                        208           18,344
DENTSPLY International, Inc.                           256           10,660
Hospira, Inc.*                                         288           11,938
Medtronic, Inc.                                      2,632          148,470
St. Jude Medical, Inc.*                                528           23,269
Stryker Corp.                                          688           47,307
Varian Medical Systems, Inc.*                          256           10,724
Zimmer Holdings, Inc.*                                 528           42,763
                                                                  ---------
Total Health Care Equipment & Supplies                              438,665
---------------------------------------------------------------------------
Health Care Providers & Services - 2.2%
Aetna, Inc.                                          2,000          108,540
AmerisourceBergen Corp.                                480           21,758
Cardinal Health, Inc.                                1,024           64,031
Cigna Corp.                                          1,344           71,622
Coventry Health Care, Inc.*                            544           33,842
DaVita, Inc.*                                          256           16,174
Express Scripts, Inc.*                                 672           37,511
Health Management Associates, Inc. Class A             560            3,886
Health Net, Inc.*                                      352           19,026
Humana, Inc.*                                          352           24,598
Laboratory Corp. of America Holdings*                  288           22,530
McKesson Corp.                                         816           47,973
Medco Health Solutions, Inc.*                          656           59,296
Omnicare, Inc.                                         320           10,602
Patterson Cos., Inc.*                                  272           10,502
PharMerica Corp.*                                       42              627
Quest Diagnostics, Inc.                                608           35,124
UnitedHealth Group, Inc.                             3,832          185,583
WellPoint, Inc.*                                     1,936          152,789
                                                                  ---------
Total Health Care Providers & Services                              926,014
---------------------------------------------------------------------------
Health Care Technology - 0.0%
IMS Health, Inc.                                       560           17,158
---------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.2%
Darden Restaurants, Inc.                               432           18,084
Harrah's Entertainment, Inc.                           272           23,645
Hilton Hotels Corp.                                    576           26,778
International Game Technology                          544           23,446
Las Vegas Sands Corp.*                                 112           14,943
Marriott International, Inc. Class A                   720           31,298
McDonald's Corp.                                     3,384          184,327
MGM Mirage*                                            496           44,362

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  25

WisdomTree Earnings 500 Fund

September 30, 2007

------------------------------------------------------------------------------
Investments                                            Shares         Value
------------------------------------------------------------------------------
Starbucks Corp.*                                          816        $  21,379
Starwood Hotels & Resorts Worldwide, Inc.                 848           51,516
Wynn Resorts Ltd.*                                         45            7,090
Yum! Brands, Inc.                                       1,472           49,798
                                                                     ---------
Total Hotels, Restaurants & Leisure                                    496,666
------------------------------------------------------------------------------
Household Durables - 0.6%
Black & Decker Corp. (The)                                336           27,989
Centex Corp.                                              880           23,382
D.R. Horton, Inc.                                       2,344           30,027
Fortune Brands, Inc.                                      464           37,810
Harman International Industries, Inc.                     128           11,075
Mohawk Industries, Inc.*                                  272           22,114
Newell Rubbermaid, Inc.                                   750           21,615
Pulte Homes, Inc.                                       1,856           25,260
Toll Brothers, Inc.*                                    1,296           25,907
Whirlpool Corp.                                           288           25,661
                                                                     ---------
Total Household Durables                                               250,840
------------------------------------------------------------------------------
Household Products - 1.6%
Clorox Co. (The)                                          368           22,444
Colgate-Palmolive Co.                                     976           69,608
Kimberly-Clark Corp.                                    1,088           76,443
Procter & Gamble Co.                                    7,289          512,709
                                                                     ---------
Total Household Products                                               681,204
------------------------------------------------------------------------------
Independent Power Producers & Energy - 0.8%
AES Corp. (The)*                                        1,965           39,379
Constellation Energy Group, Inc.                          528           45,297
Mirant Corp.*                                           1,392           56,627
NRG Energy, Inc.*                                       1,088           46,012
TXU Corp.                                               2,194          150,222
                                                                     ---------
Total Independent Power Producers & Energy                             337,537
------------------------------------------------------------------------------
Industrial Conglomerates - 3.3%
3M Co.                                                  2,493          233,295
General Electric Co.                                   26,456        1,095,278
Textron, Inc.                                             704           43,796
                                                                     ---------
Total Industrial Conglomerates                                       1,372,369
------------------------------------------------------------------------------
Insurance - 6.8%
Allstate Corp. (The)                                    3,800          217,322
AMBAC Financial Group, Inc.                               496           31,203
American Family Life Assurance Co., Inc.                1,600           91,264
American International Group, Inc.                      8,951          605,535
AON Corp.                                                 896           40,150
Assurant, Inc.                                            656           35,096
Berkshire Hathaway, Inc. Class B*                         112          442,624
Chubb Corp. (The)                                       2,210          118,544
Cincinnati Financial Corp.                                592           25,640
CNA Financial Corp.*                                      704           27,681
Genworth Financial, Inc. Class A                        1,920           59,002
Hartford Financial Services Group, Inc. (The)           1,440          133,272
Lincoln National Corp.                                    896           59,109
Loews Corp.                                             1,936           93,606
Marsh & McLennan Cos., Inc.                               864           22,032
MBIA, Inc.                                                576           35,165
Metlife, Inc.                                           3,208          223,694
Nationwide Financial Services, Inc. Class A               672           36,167
Old Republic International Corp.                        1,008           18,890
Principal Financial Group, Inc.                           864           54,510
Progressive Corp. (The)                                 3,336           64,752
Prudential Financial, Inc.                              1,456          142,076
Safeco Corp.                                              592           36,242
Torchmark Corp.                                           400           24,928
Travelers Cos., Inc. (The)                              2,984          150,215
Unum Group                                                736           18,010
W.R. Berkley Corp.                                        960           28,445
                                                                     ---------
Total Insurance                                                      2,835,174
------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%
Amazon.Com, Inc.*                                         400           37,260
Expedia, Inc.*                                            592           18,873
IAC/InterActiveCorp.*                                     416           12,343
                                                                     ---------
Total Internet & Catalog Retail                                         68,476
------------------------------------------------------------------------------
Internet Software & Services - 0.7%
Akamai Technologies, Inc.*                                 48            1,379
eBay, Inc.*                                             1,568           61,183
Google, Inc. Class A*                                     256          145,221
VeriSign, Inc.*                                           816           27,532
Yahoo! Inc.*                                            1,712           45,950
                                                                     ---------
Total Internet Software & Services                                     281,265
------------------------------------------------------------------------------
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A*               272           13,665
Alliance Data Systems Corp.*                              144           11,151
Automatic Data Processing, Inc.                         1,104           50,707
Broadridge Financial Solutions, Inc.                      274            5,192
Cognizant Technology Solutions Corp. Class A*             144           11,487
Computer Sciences Corp.*                                  384           21,466
Electronic Data Systems Corp.                             784           17,123
Fidelity National Information Services, Inc.              288           12,779
Fiserv, Inc.*                                             448           22,785
Iron Mountain, Inc.*                                      224            6,828
Paychex, Inc.                                             592           24,272
Total System Services, Inc.                               416           11,556
                                                                     ---------
Total IT Services                                                      209,011
------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%
Mattel, Inc.                                            1,264           29,653
------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.*                           224           12,929
Waters Corp.*                                             224           14,990
                                                                     ---------
Total Life Sciences Tools & Services                                    27,919
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

26  WisdomTree Domestic Earnings Funds

WisdomTree Earnings 500 Fund

September 30, 2007

-----------------------------------------------------------------------
Investments                                     Shares          Value
-----------------------------------------------------------------------
Machinery - 2.2%
Caterpillar, Inc.                                3,048        $ 239,054
Cummins, Inc.                                      608           77,757
Danaher Corp.                                      736           60,875
Deere & Co.                                        784          116,361
Dover Corp.                                        592           30,162
Eaton Corp.                                        640           63,386
Illinois Tool Works, Inc.                        1,840          109,738
ITT Corp.                                          400           27,172
Joy Global, Inc.                                   448           22,785
Paccar, Inc.                                     1,104           94,116
Parker Hannifin Corp.                              496           55,468
Terex Corp.*                                       304           27,062
                                                              ---------
Total Machinery                                                 923,936
-----------------------------------------------------------------------
Media - 2.6%
CBS Corp. Class B                                2,016           63,504
Citadel Broadcasting Corp.                         389            1,618
Clear Channel Communications, Inc.                 864           32,348
Comcast Corp. Class A*                           2,668           64,512
DIRECTV Group, Inc. (The)*                       2,440           59,243
E.W. Scripps Co. (The) Class A                     350           14,700
EchoStar Communications Corp. Class A*             784           36,699
Gannett Co., Inc.                                  880           38,456
McGraw-Hill Cos., Inc. (The)                       640           32,582
News Corp. Class A                              15,602          343,088
Omnicom Group, Inc.                                832           40,011
Time Warner, Inc.                                9,516          174,714
Tribune Co.*                                       752           20,545
Walt Disney Co. (The)                            5,104          175,527
                                                              ---------
Total Media                                                   1,097,547
-----------------------------------------------------------------------
Metals & Mining - 1.7%
Alcoa, Inc.                                      3,448          134,886
Allegheny Technologies, Inc.                       320           35,184
Freeport-McMoRan Copper & Gold, Inc.             1,184          124,190
Newmont Mining Corp.                               576           25,764
Nucor Corp.                                      1,456           86,588
Southern Copper Corp.                            1,600          198,128
Titanium Metals Corp.*                             432           14,498
United States Steel Corp.                          832           88,142
                                                              ---------
Total Metals & Mining                                           707,380
-----------------------------------------------------------------------
Multiline Retail - 0.8%
JC Penney Co., Inc.                                688           43,599
Kohl's Corp.*                                      672           38,526
Macy's, Inc.                                     1,056           34,130
Nordstrom, Inc.                                    608           28,509
Sears Holdings Corp.*                              256           32,563
Target Corp.                                     2,194          139,472
                                                              ---------
Total Multiline Retail                                          316,799
-----------------------------------------------------------------------
Multi-Utilities - 1.0%
Ameren Corp.                                       544           28,560
Centerpoint Energy, Inc.                         1,392           22,314
Consolidated Edison, Inc.                          608           28,150
Dominion Resources, Inc.                           976           82,277
DTE Energy Co.                                     656           31,777
NiSource, Inc.                                     704           13,475
PG&E Corp.                                       1,184           56,595
Public Service Enterprise Group, Inc.              480           42,235
SCANA Corp.                                        352           13,636
Sempra Energy                                    1,200           69,744
Wisconsin Energy Corp.                             352           15,851
Xcel Energy, Inc.                                1,200           25,848
                                                              ---------
Total Multi-Utilities                                           430,462
-----------------------------------------------------------------------
Office Electronics - 0.2%
Xerox Corp.*                                     3,752           65,060
-----------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 16.6%
Anadarko Petroleum Corp.                         3,720          199,950
Apache Corp.                                     1,952          175,797
Arch Coal, Inc.                                    304           10,257
Chesapeake Energy Corp.                          2,984          105,216
Chevron Corp.                                   12,020        1,124,832
ConocoPhillips                                  11,781        1,034,018
CONSOL Energy, Inc.                                496           23,114
Devon Energy Corp.                               2,344          195,021
El Paso Corp.                                    1,168           19,821
EOG Resources, Inc.                              1,120           81,010
Exxon Mobil Corp.                               26,648        2,466,540
Hess Corp.                                       1,664          110,706
Marathon Oil Corp.                               5,520          314,750
Murphy Oil Corp.                                   688           48,084
Newfield Exploration Co.*                          688           33,134
Noble Energy, Inc.                                 592           41,464
Occidental Petroleum Corp.                       4,588          293,999
Peabody Energy Corp.                               656           31,403
Pioneer Natural Resources Co.                      272           12,235
Southwestern Energy Co.*                           224            9,374
Sunoco, Inc.                                       880           62,286
Tesoro Corp.                                     1,024           47,124
Valero Energy Corp.                              5,168          347,186
Williams Cos., Inc. (The)                          848           28,883
XTO Energy, Inc.                                 1,936          119,722
                                                              ---------
Total Oil, Gas & Consumable Fuels                             6,935,926
-----------------------------------------------------------------------
Paper & Forest Products - 0.0%
MeadWestvaco Corp.                                  96            2,835
Weyerhaeuser Co.                                    80            5,784
                                                              ---------
Total Paper & Forest Products                                     8,619
-----------------------------------------------------------------------

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  27

WisdomTree Earnings 500 Fund

September 30, 2007

-------------------------------------------------------------------------------
Investments                                             Shares          Value
-------------------------------------------------------------------------------
Personal Products - 0.1%
Avon Products, Inc.                                        784        $  29,424
Estee Lauder Cos., Inc. (The) Class A                      416           17,663
                                                                      ---------
Total Personal Products                                                  47,087
-------------------------------------------------------------------------------
Pharmaceuticals - 5.4%
Abbott Laboratories                                      3,352          179,734
Barr Pharmaceuticals, Inc.*                                320           18,211
Bristol-Myers Squibb Co.                                 4,556          131,304
Eli Lilly & Co.                                          3,064          174,434
Forest Laboratories, Inc.*                                 704           26,252
Johnson & Johnson                                        8,298          545,179
Merck & Co., Inc.                                        6,548          338,466
Pfizer, Inc.                                            24,667          602,615
Schering-Plough Corp.                                    2,096           66,296
Sepracor, Inc.*                                             96            2,640
Wyeth                                                    4,152          184,972
                                                                      ---------
Total Pharmaceuticals                                                 2,270,103
-------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.5%
AMB Property Corp.                                         144            8,613
Archstone-Smith Trust                                      176           10,585
AvalonBay Communities, Inc.                                 64            7,556
Boston Properties, Inc.                                    400           41,559
Developers Diversified Realty Corp.                        144            8,045
Duke Realty Corp.                                           96            3,246
Equity Residential                                          64            2,711
General Growth Properties, Inc.                             30            1,609
HCP, Inc.                                                  208            6,899
Host Hotels & Resorts, Inc.                                384            8,617
Kimco Realty Corp.                                         384           17,361
Macerich Co. (The)                                          32            2,803
Plum Creek Timber Co., Inc.                                416           18,620
Prologis                                                   368           24,416
Public Storage, Inc.                                       112            8,809
Regency Centers Corp.                                       80            6,140
Simon Property Group, Inc.                                 192           19,200
SL Green Realty Corp.                                       48            5,605
Vornado Realty Trust                                       192           20,995
                                                                      ---------
Total Real Estate Investment Trusts                                     223,389
-------------------------------------------------------------------------------
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A*                      448           12,472
-------------------------------------------------------------------------------
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.                       1,248          101,301
CSX Corp.                                                1,632           69,735
Norfolk Southern Corp.                                   1,408           73,089
Union Pacific Corp.                                        736           83,212
                                                                      ---------
Total Road & Rail                                                       327,337
-------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc.*                            1,392           18,374
Altera Corp.                                               704           16,952
Analog Devices, Inc.                                       480           17,357
Applied Materials, Inc.                                  3,304           68,393
Broadcom Corp. Class A*                                    384           13,993
Intel Corp.                                             13,545          350,274
KLA-Tencor Corp.                                           176            9,817
Lam Research Corp.*                                        448           23,860
Linear Technology Corp.                                    720           25,193
Maxim Integrated Products, Inc.                            784           23,010
MEMC Electronic Materials, Inc.*                           336           19,777
Microchip Technology, Inc.                                 400           14,528
Micron Technology, Inc.*                                   736            8,170
National Semiconductor Corp.                               976           26,469
Nvidia Corp.*                                              648           23,484
Texas Instruments, Inc.                                  4,588          167,875
Xilinx, Inc.                                               672           17,566
                                                                      ---------
Total Semiconductors & Semiconductor Equipment                          845,092
-------------------------------------------------------------------------------
Software - 2.4%
Activision Inc.*                                            80            1,727
Adobe Systems, Inc.*                                       544           23,751
Autodesk, Inc.*                                            256           12,792
BEA Systems, Inc.*                                         336            4,660
BMC Software, Inc.*                                        272            8,495
CA, Inc.                                                   208            5,350
Cadence Design Systems, Inc.*                              192            4,260
Citrix Systems, Inc.*                                      336           13,547
Electronic Arts, Inc.*                                     144            8,063
Intuit, Inc.*                                              608           18,422
Microsoft Corp.                                         22,635          666,826
Oracle Corp.*                                            9,890          214,119
Symantec Corp.*                                            720           13,954
                                                                      ---------
Total Software                                                          995,966
-------------------------------------------------------------------------------
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A                            256           20,659
American Eagle Outfitters, Inc.                            496           13,050
Autozone, Inc.*                                            256           29,732
Bed Bath & Beyond, Inc.*                                   736           25,112
Best Buy Co., Inc.                                       1,264           58,169
Carmax, Inc.*                                              352            7,156
Gap, Inc. (The)                                          2,162           39,867
Home Depot, Inc.                                         7,994          259,326
Limited Brands, Inc.                                     1,200           27,468
Lowe's Cos., Inc.                                        5,072          142,117
Office Depot, Inc.*                                        624           12,867
Sherwin-Williams Co. (The)                                 448           29,438
Staples, Inc.                                            1,584           34,040
Tiffany & Co.                                              336           17,590
TJX Cos., Inc.                                           1,312           38,140
                                                                      ---------
Total Specialty Retail                                                  754,731
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

28  WisdomTree Domestic Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund

September 30, 2007

--------------------------------------------------------------------------------
Investments                                                Shares       Value
--------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.*                                                 640     $    30,253
Nike, Inc. Class B                                         1,408          82,593
Polo Ralph Lauren Corp.                                      240          18,660
VF Corp.                                                     352          28,424
                                                                     -----------
Total Textiles, Apparel & Luxury Goods                                   159,930
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp.                                3,674          69,843
Hudson City Bancorp, Inc.                                  1,064          16,364
MGIC Investment Corp.                                        480          15,509
New York Community Bancorp, Inc.                             672          12,802
People's Bank                                                131           2,264
Sovereign Bancorp, Inc.                                      864          14,723
Washington Mutual, Inc.                                    3,672         129,657
                                                                     -----------
Total Thrifts & Mortgage Finance                                         261,162
--------------------------------------------------------------------------------
Tobacco - 1.5%
Altria Group, Inc.                                         6,852         476,420
Reynolds American, Inc.                                    2,096         133,285
UST, Inc.                                                    464          23,014
                                                                     -----------
Total Tobacco                                                            632,719
--------------------------------------------------------------------------------
Trading Companies & Distributors - 0.1%
Fastenal Co.                                                 288          13,078
W.W. Grainger, Inc.                                          288          26,263
                                                                     -----------
Total Trading Companies & Distributors                                    39,341
--------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.                                                 656          45,710
NII Holdings, Inc.*                                          176          14,458
Sprint Nextel Corp.                                        2,392          45,448
Telephone & Data Systems, Inc.                             1,696         113,208
United States Cellular Corp.*                                224          21,997
                                                                     -----------
Total Wireless Telecommunication Services                                240,821
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $40,617,549)                                                   41,607,412
================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.0%
MONEY MARKET FUND(b) - 0.0%
UBS Private Money Market Fund LLC, 5.21%
(Cost: $21,500)(c)                                        21,500          21,500
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 99.5%
(Cost: $40,639,049)(d)                                                41,628,912
Cash and Other Assets in Excess of Liabilities - 0.5%                    196,247
                                                                     -----------
NET ASSETS - 100.0%                                                  $41,825,159
================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Rate shown represents annualized 7-day yield as of September 30, 2007.

(c) At September 30, 2007, the total market value of the Fund's securities on loan was $20,960 and the total market value of the collateral held by the Fund was $21,500.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  29

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund

September 30, 2007

------------------------------------------------------------------------
Investments                                       Shares         Value
------------------------------------------------------------------------
COMMON STOCKS - 99.1%
Aerospace & Defense - 1.2%
Alliant Techsystems, Inc.*                           534        $ 58,366
BE Aerospace, Inc.*                                1,331          55,276
Ceradyne, Inc.*                                      535          40,521
Curtiss-Wright Corp.                                 561          26,648
DRS Technologies, Inc.                               473          26,072
Hexcel Corp.*                                      2,764          62,770
Moog, Inc. Class A*                                  625          27,463
Teledyne Technologies, Inc.*                         506          27,015
                                                                --------
Total Aerospace & Defense                                        324,131
------------------------------------------------------------------------
Air Freight & Logistics - 0.0%
Hub Group, Inc. Class A*                             419          12,583
------------------------------------------------------------------------
Airlines - 0.4%
Continental Airlines, Inc. Class B*                1,731          57,175
Skywest, Inc.                                      1,671          42,059
                                                                --------
Total Airlines                                                    99,234
------------------------------------------------------------------------
Auto Components - 2.0%
ArvinMeritor, Inc.                                 2,016          33,909
Autoliv, Inc.                                      1,705         101,874
BorgWarner, Inc.                                   1,127         103,154
Gentex Corp.                                       1,826          39,149
Goodyear Tire & Rubber Co. (The)*                  4,883         148,493
Sauer-Danfoss, Inc.                                  528          14,087
TRW Automotive Holdings Corp.*                     3,102          98,271
                                                                --------
Total Auto Components                                            538,937
------------------------------------------------------------------------
Automobiles - 0.2%
Thor Industries, Inc.                              1,050          47,240
------------------------------------------------------------------------
Beverages - 0.4%
Hansen Natural Corp.*                                539          30,551
PepsiAmericas, Inc.                                2,170          70,394
                                                                --------
Total Beverages                                                  100,945
------------------------------------------------------------------------
Biotechnology - 0.7%
Cephalon, Inc.*                                      651          47,562
ImClone Systems, Inc.*                             2,993         123,731
United Therapeutics Corp.*                           295          19,629
                                                                --------
Total Biotechnology                                              190,922
------------------------------------------------------------------------
Building Products - 0.3%
Lennox International, Inc.                         1,491          50,396
NCI Buildings Systems, Inc.*                          96           4,148
Simpson Manufacturing Co., Inc.                      975          31,054
                                                                --------
Total Building Products                                           85,598
------------------------------------------------------------------------
Capital Markets - 2.6%
Affiliated Managers Group, Inc.*                     363          46,286
Allied Capital Corp.(a)                            4,622         135,842
Apollo Investment Corp.                            1,595          33,176
Eaton Vance Corp.                                  1,276          50,989
Federated Investors, Inc. Class B                  1,540          61,138
GFI Group, Inc.*                                     286          24,630
Greenhill & Co., Inc.                                297          18,132
Investment Technology Group, Inc.*                   591          25,401
Janus Capital Group, Inc.                          1,408          39,818
Jefferies Group, Inc.                              1,919          53,406
Knight Capital Group, Inc. Class A*                1,892          22,628
MCG Capital Corp.                                  1,705          24,535
Nuveen Investments, Inc. Class A                     893          55,312
optionsXpress Holdings, Inc.                         915          23,918
Raymond James Financial, Inc.                      1,782          58,539
Waddell & Reed Financial, Inc. Class A             1,309          35,382
                                                                --------
Total Capital Markets                                            709,132
------------------------------------------------------------------------
Chemicals - 3.6%
Airgas, Inc.                                         937          48,377
Albemarle Corp.                                      780          34,476
Cabot Corp.                                          684          24,303
Celanese Corp. Series A                            3,328         129,725
CF Industries Holdings, Inc.                         572          43,421
Cytec Industries, Inc.                               548          37,478
FMC Corp.                                            924          48,066
H.B. Fuller Co.                                      827          24,545
Hercules, Inc.                                       937          19,696
Huntsman Corp.                                     4,722         125,086
International Flavors & Fragrances, Inc.           1,386          73,264
Lubrizol Corp.                                     1,083          70,460
Nalco Holding Co.                                  1,017          30,154
Olin Corp.                                         2,604          58,278
OM Group, Inc.*                                      787          41,561
Rockwood Holdings, Inc.*                             882          31,602
Scotts Miracle-Gro Co. (The) Class A                 744          31,806
Valhi, Inc.                                          794          18,858
Valspar Corp. (The)                                1,639          44,597
Westlake Chemical Corp.                            2,118          53,649
                                                                --------
Total Chemicals                                                  989,402
------------------------------------------------------------------------
Commercial Banks - 4.6%
Alabama National Bancorp                             286          22,285
Associated Banc-Corp                               2,566          76,030
BancorpSouth, Inc.                                 1,386          33,680
Bank of Hawaii Corp.                                 904          47,776
BOK Financial Corp.                                1,075          55,266
Cathay General Bancorp                               925          29,794
Central Pacific Financial Corp.                      603          17,608
Chittenden Corp.                                     750          26,370
Citizens Banking Corp.                             1,441          23,215
City National Corp.                                  915          63,601
Colonial BancGroup, Inc. (The)                     2,698          58,330
Commerce Bancshares, Inc.                          1,226          56,261
Cullen/Frost Bankers, Inc.                           904          45,308
East West Bancorp, Inc.                            1,050          37,758
First Citizens BancShares, Inc. Class A              165          28,776
First Community Bancorp                              377          20,626
First Midwest Bancorp, Inc.                          772          26,372
FirstMerit Corp.                                   1,276          25,214
Fulton Financial Corp.                             3,017          43,384

                       See Notes to Financial Statements.

30  WisdomTree Domestic Earnings Funds

WisdomTree MidCap Earnings Fund

September 30, 2007

----------------------------------------------------------------------
Investments                                    Shares          Value
----------------------------------------------------------------------
Glacier Bancorp, Inc.                             647        $  14,570
Hancock Holding Co.                               473           18,958
International Bancshares Corp.                  1,253           27,190
Old National Bancorp                              831           13,770
Pacific Capital Bancorp                           882           23,197
Park National Corp.(a)                            264           23,021
Provident Bankshares Corp.                        550           17,232
South Financial Group, Inc. (The)                 835           18,988
Susquehanna Bancshares, Inc.                      871           17,507
SVB Financial Group*                              550           26,048
TCF Financial Corp.                             2,560           67,020
Trustmark Corp.                                   970           27,199
UCBH Holdings, Inc.                             1,215           21,238
UMB Financial Corp.                               506           21,687
Umpqua Holdings Corp.                             706           14,127
United Bankshares, Inc.                           616           18,751
Valley National Bancorp                         1,875           41,588
Westamerica Bancorp                               550           27,396
Whitney Holding Corp.                           1,193           31,471
Wilmington Trust Corp.                          1,182           45,980
                                                             ---------
Total Commercial Banks                                       1,254,592
----------------------------------------------------------------------
Commercial Services & Supplies - 2.2%
Allied Waste Industries, Inc.*                  3,492           44,523
American Reprographics Co.*                       583           10,914
Brady Corp. Class A                               750           26,910
Brink's Co. (The)                                 308           17,211
ChoicePoint, Inc.*                                739           28,023
Copart, Inc.*                                   1,017           34,975
Corporate Executive Board Co.                     242           17,966
Corrections Corp. of America*                   1,078           28,211
Covanta Holding Corp.*                          1,408           34,510
Deluxe Corp.                                    1,061           39,087
Herman Miller, Inc.                               853           23,150
HNI Corp.                                         823           29,628
IKON Office Solutions, Inc.                     1,617           20,778
Mine Safety Appliances Co.                        484           22,801
PHH Corp.*                                        970           25,492
Resources Connection, Inc.                        605           14,006
Rollins, Inc.                                     849           22,660
Steelcase, Inc. Class A                         1,061           19,077
Stericycle, Inc.*                                 750           42,870
TeleTech Holdings, Inc.*                          583           13,940
United Stationers, Inc.*                          747           41,473
Waste Connections, Inc.*                          662           21,025
Watson Wyatt Worldwide, Inc. Class A              583           26,200
                                                             ---------
Total Commercial Services & Supplies                           605,430
----------------------------------------------------------------------
Communications Equipment - 1.0%
ADC Telecommunications, Inc.*                   1,127           22,100
Adtran, Inc.                                    1,162           26,761
Arris Group, Inc.*                              2,326           28,726
Avocent Corp.*                                    539           15,696
CommScope, Inc.*                                1,083           54,410
F5 Networks, Inc.*                                506           18,818
Foundry Networks, Inc.*                           815           14,483
InterDigital, Inc.*                               695           14,442
Polycom, Inc.*                                    550           14,773
Tellabs, Inc.*                                  6,797           64,707
                                                             ---------
Total Communications Equipment                                 274,916
----------------------------------------------------------------------
Computers & Peripherals - 1.3%
Brocade Communications Systems, Inc.*           2,293           19,628
Diebold, Inc.                                     418           18,986
Emulex Corp.*                                   1,072           20,550
Imation Corp.                                     440           10,793
Intermec, Inc.*                                   748           19,538
Palm, Inc.*                                     6,522          106,113
QLogic Corp.*                                   1,149           15,454
Western Digital Corp.*                          5,787          146,527
                                                             ---------
Total Computers & Peripherals                                  357,589
----------------------------------------------------------------------
Construction & Engineering - 0.7%
EMCOR Group, Inc.*                                638           20,008
Granite Construction, Inc.                        572           30,327
Quanta Services, Inc.*                            959           25,366
Shaw Group, Inc. (The)*                           627           36,429
URS Corp.*                                        717           40,474
Washington Group International, Inc.*             330           28,977
                                                             ---------
Total Construction & Engineering                               181,581
----------------------------------------------------------------------
Construction Materials - 1.2%
Eagle Materials, Inc.                           1,364           48,749
Florida Rock Industries, Inc.                   2,743          171,410
Martin Marietta Materials, Inc.                   616           82,267
Texas Industries, Inc.                            284           22,294
                                                             ---------
Total Construction Materials                                   324,720
----------------------------------------------------------------------
Consumer Finance - 1.0%
Advanta Corp. Class B                             728           19,962
AmeriCredit Corp.*                              3,831           67,349
CompuCredit Corp.*(a)                             761           16,521
First Marblehead Corp. (The)(a)                 1,975           74,912
Nelnet, Inc. Class A                            1,155           21,067
Student Loan Corp. (The)                          408           73,571
                                                             ---------
Total Consumer Finance                                         273,382
----------------------------------------------------------------------
Containers & Packaging - 1.6%
AptarGroup, Inc.                                  915           34,651
Ball Corp.                                      1,793           96,374
Bemis Co. Inc.                                  1,386           40,346
Greif, Inc. Class A                               396           24,029
Packaging Corp. of America                      1,088           31,628
Pactiv Corp.*                                   1,639           46,974
Silgan Holdings, Inc.                             572           30,745
Sonoco Products Co.                             1,408           42,493
Temple-Inland, Inc.                             1,844           97,051
                                                             ---------
Total Containers & Packaging                                   444,291
----------------------------------------------------------------------
Diversified Consumer Services - 1.0%
Career Education Corp.*                         1,859           52,033

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  31

WisdomTree MidCap Earnings Fund

September 30, 2007

------------------------------------------------------------------------------
Investments                                            Shares          Value
------------------------------------------------------------------------------
DeVry, Inc.                                               651        $  24,094
ITT Educational Services, Inc.*                           418           50,866
Matthews International Corp. Class A                      486           21,287
Regis Corp.                                               594           18,955
Service Corp International                              2,126           27,425
Sotheby's                                                 750           35,843
Strayer Education, Inc.                                   165           27,824
                                                                     ---------
Total Diversified Consumer Services                                    258,327
------------------------------------------------------------------------------
Diversified Financials - 0.2%
International Securities Exchange, Inc.                   407           27,053
Nasdaq Stock Market, Inc. (The)*                          594           22,382
                                                                     ---------
Total Diversified Financials                                            49,435
------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.4%
Citizens Communications Co.                             4,576           65,529
Golden Telecom, Inc.                                      517           41,613
                                                                     ---------
Total Diversified Telecommunication Services                           107,142
------------------------------------------------------------------------------
Electric Utilities - 1.4%
ALLETE, Inc.                                              473           21,171
Cleco Corp.                                             1,760           44,475
DPL, Inc.                                               1,606           42,174
EL Paso Electric Co.*                                     905           20,933
Great Plains Energy, Inc.                               1,039           29,934
Hawaiian Electric Industries, Inc.                      1,149           24,945
IDACORP, Inc.                                             758           24,817
ITC Holdings Corp.                                        429           21,257
Northeast Utilities                                     1,028           29,370
Sierra Pacific Resources                                4,359           68,566
UniSource Energy Corp.                                    627           18,741
Westar Energy, Inc.                                     1,639           40,254
                                                                     ---------
Total Electric Utilities                                               386,637
------------------------------------------------------------------------------
Electrical Equipment - 1.7%
Acuity Brands, Inc.                                       594           29,985
AMETEK, Inc.                                            1,441           62,280
Belden, Inc.                                              494           23,174
Franklin Electric Co., Inc.                               676           27,790
General Cable Corp.*                                      605           40,608
Genlyte Group, Inc.*                                      495           31,809
Hubbell, Inc. Class B                                   1,096           62,603
Regal-Beloit Corp.                                        549           26,292
Roper Industries, Inc.                                    987           64,648
Thomas & Betts Corp.*                                     835           48,964
Woodward Governor Co.                                     472           29,453
                                                                     ---------
Total Electrical Equipment                                             447,606
------------------------------------------------------------------------------
Electronic Equipment & Instruments - 2.7%
Anixter International, Inc.*                              815           67,197
Arrow Electronics, Inc.*                                2,834          120,502
Avnet, Inc.*                                            2,687          107,104
AVX Corp.                                               2,472           39,799
Benchmark Electronics, Inc.*                            1,242           29,647
Dolby Laboratories, Inc. Class A*                         783           27,264
Flir Systems, Inc.*                                       783           43,370
Ingram Micro, Inc. Class A*                             3,435           67,360
Itron, Inc.*                                              308           28,666
Mettler-Toledo International, Inc.*                       496           50,592
National Instruments Corp.                                684           23,482
Solectron Corp.*                                        8,916           34,772
Tektronix, Inc.                                           838           23,246
Trimble Navigation Ltd.*                                1,083           42,464
Vishay Intertechnology, Inc.*                           2,973           38,738
                                                                     ---------
Total Electronic Equipment & Instruments                               744,203
------------------------------------------------------------------------------
Energy Equipment & Services - 4.2%
Atwood Oceanics, Inc.*                                    407           31,160
Dresser-Rand Group, Inc.*                                 772           32,972
Dril-Quip, Inc.*                                          506           24,971
Exterran Holdings, Inc.*                                  636           51,096
FMC Technologies, Inc.*                                 1,588           91,564
Global Industries Ltd.*                                 2,720           70,067
Grey Wolf, Inc.*                                        7,334           48,038
Helmerich & Payne, Inc.                                 2,819           92,548
Oceaneering International, Inc.*                          717           54,349
Oil States International, Inc.*                         1,419           68,538
Patterson-UTI Energy, Inc.                              6,925          156,296
Rowan Cos., Inc.                                        2,260           82,671
RPC, Inc.                                               1,584           22,509
SEACOR Holdings, Inc.*                                    627           59,628
Superior Energy Services, Inc.*                         1,061           37,602
Tetra Technologies, Inc.*                                 816           17,250
Tidewater, Inc.                                         1,364           85,714
Unit Corp.*                                             1,639           79,328
W-H Energy Services, Inc.*                                539           39,751
                                                                     ---------
Total Energy Equipment & Services                                    1,146,052
------------------------------------------------------------------------------
Food & Staples Retailing - 1.6%
BJ's Wholesale Club, Inc.*                                998           33,094
Casey's General Stores, Inc.                              728           20,166
Longs Drug Stores Corp.                                   440           21,855
Rite Aid Corp.*                                        66,713          308,213
Ruddick Corp.                                             744           24,954
United Natural Foods, Inc.*                               572           15,570
                                                                     ---------
Total Food & Staples Retailing                                         423,852
------------------------------------------------------------------------------
Food Products - 1.2%
Corn Products International, Inc.                         860           39,448
Del Monte Foods Co.                                     2,929           30,755
Flowers Foods, Inc.                                       976           21,277
J.M. Smucker Co. (The)                                    750           40,065
Lancaster Colony Corp.                                    484           18,474
Ralcorp Holdings, Inc.*                                   352           19,649
Seaboard Corp.                                             44           86,240
Smithfield Foods, Inc.*                                 1,716           54,054
Tootsie Roll Industries, Inc.                             627           16,634
                                                                     ---------
Total Food Products                                                    326,596
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

32  WisdomTree Domestic Earnings Funds

WisdomTree MidCap Earnings Fund

September 30, 2007

----------------------------------------------------------------------
Investments                                      Shares         Value
----------------------------------------------------------------------
Gas Utilities - 1.9%
AGL Resources Inc.                                1,584        $62,758
Atmos Energy Corp.                                1,287         36,448
Energen Corp.                                     1,364         77,913
National Fuel Gas Co.                             1,061         49,665
New Jersey Resources Corp.                          436         21,621
Nicor, Inc.                                         754         32,347
Northwest Natural Gas Co.                           491         22,439
ONEOK, Inc.                                       1,353         64,132
Piedmont Natural Gas Co., Inc.                      948         23,785
Southern Union Co.                                1,551         48,252
Southwest Gas Corp.                                 484         13,692
UGI Corp.                                         1,683         43,724
WGL Holdings, Inc.                                  725         24,570
                                                               -------
Total Gas Utilities                                            521,346
----------------------------------------------------------------------
Health Care Equipment & Supplies - 2.4%
Advanced Medical Optics, Inc*                       495         15,142
Beckman Coulter, Inc.                               396         29,209
Cooper Cos., Inc. (The)                             407         21,335
Cytyc Corp.*                                      1,182         56,322
Dade Behring Holdings, Inc.                         893         68,181
Edwards Lifesciences Corp.*                         627         30,917
Gen-Probe, Inc.*                                    363         24,169
Hillenbrand Industries, Inc.                        920         50,618
Hologic, Inc.*                                      352         21,472
IDEXX Laboratories, Inc.*                           286         31,343
Immucor, Inc.*                                      583         20,842
Intuitive Surgical, Inc.*                           253         58,190
Kinetic Concepts, Inc.*                           1,309         73,670
Kyphon, Inc.*                                       373         26,110
Mentor Corp.                                        385         17,729
Resmed, Inc.*                                       528         22,635
Respironics, Inc.*                                  750         36,023
Sirona Dental Systems, Inc.*                        368         13,127
STERIS Corp.                                        728         19,896
West Pharmaceutical Services, Inc.                  280         11,665
                                                               -------
Total Health Care Equipment & Supplies                         648,595
----------------------------------------------------------------------
Health Care Providers & Services - 2.0%
AMERIGROUP Corp.*                                 1,478         50,961
Community Health Systems, Inc.*                   1,276         40,117
Henry Schein, Inc.*                                 915         55,669
LifePoint Hospitals, Inc.*                        1,061         31,841
Lincare Holdings, Inc.*                           1,452         53,216
Magellan Health Services, Inc.*                     513         20,818
Manor Care, Inc.                                    871         56,092
Owens & Minor, Inc.                                 688         26,206
Pediatrix Medical Group, Inc.*                      352         23,028
Psychiatric Solutions, Inc.*                        495         19,444
Sierra Health Services, Inc.*                       959         40,460
Sunrise Senior Living, Inc.*                        517         18,286
Universal Health Services, Inc. Class B             594         32,325
VCA Antech, Inc.*                                   794         33,150
WellCare Health Plans, Inc.*                        352         37,111
                                                               -------
Total Health Care Providers & Services                         538,724
----------------------------------------------------------------------
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*              468         12,650
Cerner Corp.*                                       528         31,580
HLTH Corp.*                                       1,738         24,627
                                                               -------
Total Health Care Technology                                    68,857
----------------------------------------------------------------------
Hotels, Restaurants & Leisure - 2.5%
Ameristar Casinos, Inc.                             605         17,001
Applebee's International, Inc.                      948         23,586
Boyd Gaming Corp.                                   739         31,666
Brinker International, Inc.                       1,965         53,920
CBRL Group, Inc.                                    711         29,009
CEC Entertainment, Inc.*                            472         12,683
Cheesecake Factory (The)*                           926         21,733
Choice Hotels International, Inc.                   706         26,595
CKE Restaurants, Inc.                             3,016         48,889
Domino's Pizza, Inc.                              2,083         34,557
International Speedway Corp. Class A                849         38,935
Jack in the Box, Inc.*                              519         33,652
Life Time Fitness, Inc.*                            352         21,592
Panera Bread Co. Class A*                           328         13,382
Penn National Gaming, Inc.*                       1,138         67,164
Pinnacle Entertainment, Inc.*                       561         15,276
Ruby Tuesday, Inc.                                  999         18,322
Scientific Games Corp. Class A*                     662         24,891
Sonic Corp.*                                        985         23,049
Speedway Motorsports, Inc.                          783         28,971
Station Casinos, Inc.                               429         37,529
Vail Resorts, Inc.*                                 396         24,667
Wendy's International, Inc.                         572         19,969
                                                               -------
Total Hotels, Restaurants & Leisure                            667,038
----------------------------------------------------------------------
Household Durables - 2.9%
American Greetings Corp. Class A                  1,039         27,430
Beazer Homes USA, Inc.(a)                         2,316         19,107
Ethan Allen Interiors, Inc.                         572         18,699
Hovnanian Enterprises, Inc. Class A*(a)           3,295         36,542
Jarden Corp.*                                       572         17,698
KB Home                                           3,591         89,990
Leggett & Platt, Inc.                             3,164         60,622
MDC Holdings, Inc.                                2,031         83,149
Meritage Homes Corp.*(a)                          1,887         26,644
NVR, Inc.*                                          287        134,961
Ryland Group, Inc. (The)                          2,232         47,832
Snap-On, Inc.                                       651         32,251
Standard-Pacific Corp.                            3,921         21,526
Stanley Works (The)                               1,480         83,072
Tempur-Pedic International, Inc.                  1,474         52,696
Tupperware Brands Corp.                           1,006         31,679
                                                               -------
Total Household Durables                                       783,898
----------------------------------------------------------------------

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  33

WisdomTree MidCap Earnings Fund

September 30, 2007

--------------------------------------------------------------------------------
Investments                                              Shares          Value
--------------------------------------------------------------------------------
Household Products - 0.7%
Central Garden & Pet Co.*                                 3,544        $  31,542
Church & Dwight Co., Inc.                                 1,105           51,979
Energizer Holdings, Inc.*                                 1,031          114,286
                                                                       ---------
Total Household Products                                                 197,807
--------------------------------------------------------------------------------
Independent Power Producers & Energy - 0.1%
Ormat Technologies, Inc.                                    429           19,880
--------------------------------------------------------------------------------
Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.                                       1,083           52,634
Sequa Corp. Class A*                                        154           25,530
Teleflex, Inc.                                              572           44,570
Walter Industries, Inc.                                   1,628           43,793
                                                                       ---------
Total Industrial Conglomerates                                           166,527
--------------------------------------------------------------------------------
Insurance - 6.0%
Alfa Corp.                                                1,398           25,416
Alleghany Corp.*                                            143           58,058
American Financial Group, Inc.                            2,797           79,770
American National Insurance Co.                             385           50,647
Arthur J. Gallagher & Co.                                 1,127           32,649
Brown & Brown, Inc.                                       1,584           41,659
Commerce Group, Inc.                                      2,170           63,950
Conseco, Inc.*                                            3,391           54,256
Delphi Financial Group, Inc. Class A                        937           37,874
Erie Indemnity Co. Class A                                  981           59,969
FBL Financial Group, Inc. Class A                           539           21,285
First American Corp.                                      1,844           67,527
Hanover Insurance Group, Inc. (The)                       1,171           51,746
HCC Insurance Holdings, Inc.                              2,027           58,053
Hilb Rogal & Hobbs Co.                                      548           23,745
Markel Corp.*                                               220          106,479
Mercury General Corp.                                     1,017           54,847
National Financial Partners Corp.                           396           20,980
Odyssey Re Holdings Corp.                                 1,870           69,396
Philadelphia Consolidated Holding Co.*                    1,659           68,583
Phoenix Cos., Inc. (The)                                  1,320           18,625
ProAssurance Corp.*                                         638           34,369
Protective Life Corp.                                     1,713           72,700
Reinsurance Group of America, Inc.                        1,408           79,820
RLI Corp.                                                   454           25,751
Selective Insurance Group, Inc.                           1,364           29,026
StanCorp Financial Group, Inc.                            1,160           57,432
State Auto Financial Corp.                                  794           23,225
Transatlantic Holdings, Inc.                              1,353           95,155
Unitrin, Inc.                                             1,518           75,278
Wesco Financial Corp.                                        55           21,890
Zenith National Insurance Corp.                           1,342           60,242
                                                                       ---------
Total Insurance                                                        1,640,402
--------------------------------------------------------------------------------
Internet & Catalog Retail - 0.3%
NetFlix, Inc.*(a)                                           816           16,908
NutriSystem, Inc.*                                          429           20,116
priceline.com, Inc.*                                        407           36,121
                                                                       ---------
Total Internet & Catalog Retail                                           73,145
--------------------------------------------------------------------------------
Internet Software & Services - 0.2%
Digital River, Inc.*                                        341           15,260
RealNetworks, Inc.*                                       1,804           12,231
ValueClick, Inc.*                                           717           16,104
                                                                       ---------
Total Internet Software & Services                                        43,595
--------------------------------------------------------------------------------
IT Services - 1.6%
Acxiom Corp.                                                936           18,523
CACI International, Inc. Class A*                           311           15,889
Ceridian Corp.*                                           1,738           60,377
CheckFree Corp.*                                            827           38,489
Convergys Corp.*                                          1,617           28,071
DST Systems, Inc.*                                          637           54,661
Gartner, Inc.*                                              849           20,767
Global Payments, Inc.                                       758           33,519
Mantech International Corp.*                                983           35,368
MoneyGram International, Inc.                             1,386           31,310
MPS Group, Inc.*                                          1,364           15,209
Perot Systems Corp. Class A*                              1,127           19,058
VeriFone Holdings, Inc.*                                    462           20,480
Wright Express Corp.*                                     1,006           36,709
                                                                       ---------
Total IT Services                                                        428,430
--------------------------------------------------------------------------------
Leisure Equipment & Products - 0.7%
Brunswick Corp.                                           2,588           59,162
Hasbro, Inc.                                              2,159           60,193
Oakley, Inc.                                                849           24,646
Polaris Industries, Inc.                                    695           30,316
Pool Corp.(a)                                               706           17,636
                                                                       ---------
Total Leisure Equipment & Products                                       191,953
--------------------------------------------------------------------------------
Life Sciences Tools & Services - 1.3%
Affymetrix, Inc.*                                           591           14,994
Bio-Rad Laboratories, Inc. Class A*                         332           30,046
Charles River Laboratories International, Inc.*             849           47,672
Covance, Inc.*                                              616           47,987
Illumina, Inc.*                                             399           20,700
Invitrogen Corp.*                                           462           37,759
Millipore Corp.*                                            308           23,346
PerkinElmer, Inc.                                           805           23,514
Pharmaceutical Product Development, Inc.                  1,226           43,449
TECHNE Corp.*                                               375           23,655
Varian, Inc.*                                               330           20,991
Ventana Medical Systems, Inc.*                              340           29,209
                                                                       ---------
Total Life Sciences Tools & Services                                     363,322
--------------------------------------------------------------------------------
Machinery - 4.6%
Actuant Corp. Class A                                       484           31,445
AGCO Corp.*                                                 539           27,365
Briggs & Stratton Corp.                                     838           21,101

                       See Notes to Financial Statements.

34  WisdomTree Domestic Earnings Funds

WisdomTree MidCap Earnings Fund

September 30, 2007

-------------------------------------------------------------------------
Investments                                       Shares          Value
-------------------------------------------------------------------------
Bucyrus International, Inc. Class A                  475        $  34,642
CLARCOR, Inc.                                        638           21,826
Crane Co.                                          1,185           56,844
Donaldson Co., Inc.                                1,017           42,470
Flowserve Corp.                                      517           39,385
Gardner Denver, Inc.*                                869           33,891
Graco, Inc.                                          987           38,602
Harsco Corp.                                       1,353           80,192
IDEX Corp.                                         1,085           39,483
Kennametal, Inc.                                     618           51,900
Lincoln Electric Holdings, Inc.                      695           53,939
Manitowoc Co., Inc. (The)                          1,254           55,527
Mueller Industries, Inc.                           1,469           53,090
NACCO Industries, Inc. Class A                       172           17,799
Nordson Corp.                                        539           27,063
Oshkosh Truck Corp.                                1,160           71,885
Pall Corp.                                         1,204           46,836
Pentair, Inc.                                      1,507           50,002
SPX Corp.                                            838           77,565
Timken Co. (The)                                   3,072          114,124
Toro Co. (The)                                       761           44,770
Trinity Industries, Inc.                           1,285           48,239
Valmont Industries, Inc.                             341           28,934
Wabtec Corp.                                         717           26,859
Watts Water Technologies, Inc. Class A               474           14,552
                                                                ---------
Total Machinery                                                 1,250,330
-------------------------------------------------------------------------
Marine - 0.2%
Alexander & Baldwin, Inc.                            548           27,471
Kirby Corp.*                                         684           30,192
                                                                ---------
Total Marine                                                       57,663
-------------------------------------------------------------------------
Media - 2.1%
Arbitron, Inc.                                       250           11,335
Belo Corp. Class A                                 1,771           30,745
Catalina Marketing Corp.                             582           18,851
Cox Radio, Inc. Class A*                           1,215           15,856
Discovery Holding Co. Class A*                     1,182           34,101
Dow Jones & Co., Inc.                                506           30,208
DreamWorks Animation SKG, Inc. Class A*              948           31,682
Gemstar-TV Guide International, Inc.*              4,601           32,023
Getty Images, Inc.*                                  958           26,671
Harte-Hanks, Inc.                                  1,138           22,396
Hearst-Argyle Television, Inc.                       728           18,899
Interactive Data Corp.                             1,061           29,920
John Wiley & Sons, Inc. Class A                    1,006           45,199
Lee Enterprises, Inc.                                754           11,740
Marvel Entertainment, Inc.*                          706           16,549
McClatchy Co. Class A                              1,145           22,877
Meredith Corp.                                       717           41,083
Morningstar, Inc.*                                   407           24,990
New York Times Co. (The) Class A                   2,027           40,054
Regal Entertainment Group Class A                  1,171           25,703
Scholastic Corp.*                                    528           18,406
Warner Music Group Corp.                             937            9,464
                                                                ---------
Total Media                                                       558,752
-------------------------------------------------------------------------
Metals & Mining - 3.4%
AK Steel Holding Corp.*                            1,936           85,087
Carpenter Technology Corp.                           517           67,215
Cleveland-Cliffs, Inc.                             1,584          139,344
Coeur d'Alene Mines Corp.*                         4,728           17,919
Commercial Metals Co.                              3,391          107,325
Quanex Corp.                                       1,667           78,316
Reliance Steel & Aluminum Co.                      2,695          152,376
RTI International Metals, Inc.*                      242           19,181
Schnitzer Steel Industries, Inc. Class A             805           58,998
Steel Dynamics, Inc.                               3,141          146,685
Titanium Metals Corp.*                               374           12,551
Worthington Industries, Inc.(a)                    1,903           44,835
                                                                ---------
Total Metals & Mining                                             929,832
-------------------------------------------------------------------------
Multiline Retail - 0.6%
Big Lots, Inc.*                                      717           21,395
Dillard's, Inc. Class A                            1,208           26,371
Dollar Tree Stores, Inc.*                          1,496           60,648
Family Dollar Stores, Inc.                         1,804           47,914
                                                                ---------
Total Multiline Retail                                            156,328
-------------------------------------------------------------------------
Multi-Utilities - 2.0%
Alliant Energy Corp.                                 695           26,632
Avista Corp.                                         838           17,053
Black Hills Corp.                                    596           24,448
Energy East Corp.                                  2,238           60,538
Integrys Energy Group, Inc.                        1,090           55,841
MDU Resources Group, Inc.                          3,193           88,892
NSTAR                                              1,661           57,819
OGE Energy Corp.                                   1,595           52,795
PNM Resources, Inc.                                  695           16,180
Puget Energy, Inc.                                 1,716           41,991
TECO Energy, Inc.                                  3,774           62,007
Vectren Corp.                                      1,204           32,857
                                                                ---------
Total Multi-Utilities                                             537,053
-------------------------------------------------------------------------
Office Electronics - 0.1%
Zebra Technologies Corp. Class A*                    864           31,527
-------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 5.6%
Alon USA Energy, Inc.                              2,120           71,614
Berry Petroleum Co. Class A                        1,006           39,828
Bill Barrett Corp.*                                  662           26,089
Cabot Oil & Gas Corp.                              1,661           58,401
Cimarex Energy Co.                                 3,215          119,758
Comstock Resources, Inc.*                            871           26,862
Crosstex Energy, Inc.(a)                           1,063           40,298
Denbury Resources, Inc.*                           1,837           82,095
Encore Acquisition Co.*                            1,204           38,107
Forest Oil Corp.*                                  1,790           77,042
Foundation Coal Holdings, Inc.                       627           24,578
Frontier Oil Corp.                                 3,292          137,078

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  35

WisdomTree MidCap Earnings Fund

September 30, 2007

---------------------------------------------------------------------------------
Investments                                               Shares          Value
---------------------------------------------------------------------------------
Helix Energy Solutions Group, Inc.*                        1,815        $  77,065
Holly Corp.                                                1,193           71,377
Overseas Shipholding Group, Inc.                           1,767          135,758
Penn Virginia Corp.                                          662           29,115
PetroHawk Energy Corp.*                                    2,731           44,843
Plains Exploration & Production Co.*                         385           17,025
Pogo Producing Co.                                         2,132          113,230
Quicksilver Resources, Inc.*                                 684           32,182
Range Resources Corp.                                      1,936           78,718
St. Mary Land & Exploration Co.                            1,397           49,831
Swift Energy Co.*                                            893           36,542
W&T Offshore, Inc.                                         1,782           43,445
Whiting Petroleum Corp.*                                     904           40,183
                                                                        ---------
Total Oil, Gas & Consumable Fuels                                       1,511,064
---------------------------------------------------------------------------------
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.                                    3,099           52,590
---------------------------------------------------------------------------------
Personal Products - 0.3%
Alberto-Culver Co.                                         2,513           62,297
NBTY, Inc.*                                                  800           32,480
                                                                        ---------
Total Personal Products                                                    94,777
---------------------------------------------------------------------------------
Pharmaceuticals - 0.8%
Alpharma, Inc. Class A*                                    1,161           24,799
Endo Pharmaceuticals Holdings, Inc.*                       1,859           57,648
King Pharmaceuticals, Inc.*                                2,588           30,331
Mylan Laboratories, Inc.                                   3,248           51,838
Perrigo Co.                                                1,171           25,001
Watson Pharmaceuticals, Inc.*                                673           21,805
                                                                        ---------
Total Pharmaceuticals                                                     211,422
---------------------------------------------------------------------------------
Real Estate Investment Trusts - 2.8%
Alexander's, Inc.*                                            44           16,962
Alexandria Real Estate Equities, Inc.                        176           16,942
BRE Properties, Inc.                                         264           14,766
Camden Property Trust                                        451           28,977
CBL & Associates Properties, Inc.                            451           15,808
Colonial Properties Trust                                    473           16,224
Corporate Office Properties Trust                            341           14,196
Cousins Properties, Inc.                                   1,039           30,505
DiamondRock Hospitality Co.                                1,006           17,514
Entertainment Properties Trust                               286           14,529
Equity One, Inc.                                           1,496           40,691
Essex Property Trust, Inc.                                   132           15,519
Federal Realty Investment Trust                              264           23,390
Health Care REIT, Inc.                                       539           23,845
Healthcare Realty Trust, Inc.                                440           11,730
Highwoods Properties, Inc.                                   418           15,328
Home Properties, Inc.                                        297           15,497
Hospitality Properties Trust                                 860           34,959
HRPT Properties Trust                                      1,815           17,950
Kilroy Realty Corp.                                          220           13,339
LaSalle Hotel Properties                                     429           18,052
Liberty Property Trust                                     1,237           49,741
Mack-Cali Realty Corp.                                       352           14,467
Nationwide Health Properties, Inc.                           605           18,229
Pennsylvania Real Estate Investment Trust                    429           16,705
Post Properties, Inc.                                        396           15,325
Potlatch Corp.                                               594           26,748
PS Business Parks, Inc.                                      253           14,383
Rayonier, Inc.                                               959           46,071
Realty Income Corp.                                          838           23,422
Senior Housing Properties Trust                              717           15,817
Taubman Centers, Inc.                                        297           16,261
Ventas, Inc.                                                 783           32,416
Washington Real Estate Investment Trust                      440           14,599
Weingarten Realty Investors                                  838           34,743
                                                                        ---------
Total Real Estate Investment Trusts                                       755,650
---------------------------------------------------------------------------------
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.                                     473           48,606
St. Joe Co. (The)                                            330           11,091
                                                                        ---------
Total Real Estate Management & Development                                 59,697
---------------------------------------------------------------------------------
Road & Rail - 1.5%
Amerco, Inc.*                                                363           23,036
Con-way, Inc.                                              1,522           70,012
Heartland Express, Inc.                                    1,342           19,164
JB Hunt Transport Services, Inc.                           2,863           75,296
Kansas City Southern*                                        605           19,463
Knight Transportation, Inc.                                1,017           17,503
Landstar System, Inc.                                        882           37,018
Ryder System, Inc.                                         1,171           57,379
Werner Enterprises, Inc.                                   1,331           22,827
YRC Worldwide, Inc.*                                       2,214           60,486
                                                                        ---------
Total Road & Rail                                                         402,184
---------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.1%
Amkor Technology, Inc.*                                    4,834           55,688
Atmel Corp.*                                               2,949           15,217
Cree, Inc.*(a)                                               580           18,038
Cymer, Inc.*                                                 528           20,270
Cypress Semiconductor Corp.*                                 787           22,988
Fairchild Semiconductor International, Inc.*               1,061           19,819
FormFactor, Inc.*                                            440           19,523
International Rectifier Corp.*                               739           24,380
Intersil Corp. Class A                                     1,320           44,128
LSI Logic Corp.*                                           3,512           26,059
MKS Instruments, Inc.*                                       988           18,792
Novellus Systems Inc.*                                     1,200           32,712
ON Semiconductor Corp.*                                    7,211           90,570
RF Micro Devices, Inc.*                                    2,425           16,320
Silicon Laboratories, Inc.*                                  594           24,805
Teradyne, Inc.*                                            4,569           63,052
Tessera Technologies, Inc.*                                  462           17,325
Varian Semiconductor Equipment Associates, Inc.*             922           49,345
                                                                        ---------
Total Semiconductors & Semiconductor Equipment                            579,031
---------------------------------------------------------------------------------

                       See Notes to Financial Statements.

36  WisdomTree Domestic Earnings Funds

WisdomTree MidCap Earnings Fund

September 30, 2007

---------------------------------------------------------------------------
Investments                                         Shares         Value
---------------------------------------------------------------------------
Software - 1.4%
Ansys, Inc.*                                           728        $  24,876
Compuware Corp.*                                     4,536           36,379
FactSet Research Systems, Inc.                         407           27,900
Fair Isaac Corp.                                       673           24,302
Jack Henry & Associates, Inc.                        1,149           29,713
Mentor Graphics Corp.*                                 902           13,620
Micros Systems, Inc.*                                  341           22,189
MicroStrategy, Inc. Class A*                           165           13,091
NAVTEQ Corp.*                                          695           54,190
Net 1 UEPS Technologies, Inc.*                         684           18,584
Parametric Technology Corp.*                           959           16,706
Quest Software, Inc.*                                1,137           19,511
Red Hat, Inc.*                                       1,006           19,989
Sybase, Inc.*                                        1,017           23,523
THQ, Inc.*                                             627           15,662
TIBCO Software, Inc.*                                2,093           15,467
                                                                  ---------
Total Software                                                      375,702
---------------------------------------------------------------------------
Specialty Retail - 4.0%
Aaron Rents, Inc.                                      683           15,231
Advance Auto Parts, Inc.                             1,801           60,442
Aeropostale, Inc.*                                   1,107           21,099
AnnTaylor Stores Corp.*                              1,165           36,896
AutoNation, Inc.*                                    4,381           77,632
Barnes & Noble, Inc.                                   888           31,311
bebe stores, inc.                                    1,160           16,971
Borders Group, Inc.                                  1,301           17,342
Brown Shoe Co, Inc.                                    495            9,603
Cabela's, Inc.*                                        805           19,038
Charming Shoppes, Inc.*                              1,945           16,338
Chico's FAS, Inc.*                                   2,468           34,675
Childrens Place Retail Stores, Inc. (The)*             330            8,012
Circuit City Stores, Inc.                            2,006           15,867
Coldwater Creek, Inc.*                                 981           10,654
Collective Brands, Inc.*                               739           16,302
Dick's Sporting Goods, Inc.*                           451           30,285
Dress Barn, Inc.*                                    1,171           19,919
DSW, Inc. Class A*                                     451           11,352
Foot Locker, Inc.                                    2,621           40,180
GameStop Corp. Class A*                                904           50,940
Group 1 Automotive, Inc.                               440           14,771
Guess?, Inc.                                           904           44,323
Guitar Center, Inc.*                                   429           25,440
Men's Wearhouse, Inc. (The)                            869           43,902
OfficeMax, Inc.                                        341           11,686
O'Reilly Automotive, Inc.*                           1,353           45,204
Pacific Sunwear Of California, Inc.*                 1,430           21,164
Penske Auto Group, Inc.                              1,430           28,943
PetSmart, Inc.                                       1,647           52,539
RadioShack Corp.                                       893           18,449
Rent-A-Center, Inc.*                                 1,386           25,128
Ross Stores, Inc.                                    1,853           47,511
Sonic Automotive, Inc. Class A                         849           20,325
Tractor Supply Co.*                                    548           25,257
Tween Brands, Inc.*                                    255            8,374
Urban Outfitters, Inc.*                                761           16,590
Williams-Sonoma, Inc.                                1,748           57,020
Zale Corp.*                                            651           15,064
                                                                  ---------
Total Specialty Retail                                            1,081,779
---------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.*                                        779           15,541
Columbia Sportswear Co.                                550           30,421
Fossil, Inc.*                                          816           30,486
Jones Apparel Group, Inc.                            1,793           37,886
K-Swiss, Inc. Class A                                  717           16,426
Liz Claiborne, Inc.                                  1,595           54,755
Phillips-Van Heusen Corp.                              539           28,287
Quiksilver, Inc.*                                    1,353           19,348
Skechers U.S.A., Inc. Class A*                         560           12,376
Timberland Co. Class A*                              1,033           19,586
Warnaco Group Inc. (The)                               880           34,382
Wolverine World Wide, Inc.                             792           21,701
                                                                  ---------
Total Textiles, Apparel & Luxury Goods                              321,195
---------------------------------------------------------------------------
Thrifts & Mortgage Finance - 2.0%
Astoria Financial Corp.                              1,958           51,946
Capitol Federal Financial                              473           16,177
Corus Bankshares, Inc.                               2,181           28,397
Downey Financial Corp.                                 771           44,564
First Niagara Financial Group, Inc.                  5,625           79,593
Fremont General Corp.                                3,006           11,723
IndyMac Bancorp, Inc.(a)                             2,370           55,956
NewAlliance Bancshares, Inc.                         1,193           17,513
Northwest Bancorp, Inc.                                186            5,294
PMI Group, Inc. (The)                                2,803           91,657
Radian Group, Inc.                                   3,024           70,399
Washington Federal, Inc.                             1,892           49,684
Webster Financial Corp.                                783           32,980
                                                                  ---------
Total Thrifts & Mortgage Finance                                    555,883
---------------------------------------------------------------------------
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.                  832           25,651
GATX Corp.                                             407           17,399
MSC Industrial Direct Co. Class A                      955           48,313
UAP Holding Corp.                                      772           24,210
United Rentals, Inc.*                                2,403           77,305
Watsco, Inc.                                           475           22,054
WESCO International, Inc.*                             919           39,462
                                                                  ---------
Total Trading Companies & Distributors                              254,394
---------------------------------------------------------------------------
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. Trust                     495           19,102
---------------------------------------------------------------------------
Water Utilities - 0.1%
Aqua America Inc.                                      981           22,249
---------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  37

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund

September 30, 2007

------------------------------------------------------------------------
Investments                                      Shares         Value
------------------------------------------------------------------------
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc.*                 286       $    23,272
------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $27,802,661)                                           26,899,470
========================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 1.5%
MONEY MARKET FUNDS(b) - 1.5%
AIM Liquid Assets Portfolio, 5.11%                  61                61
UBS Private Money Market Fund LLC, 5.21%       416,739           416,739
                                                             -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $416,800)(c)                                              416,800
========================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.6%
(Cost: $28,219,461)(d)                                        27,316,270
Liabilities in Excess of Cash and Other
Assets - (0.6)%                                                 (181,345)
                                                             -----------
NET ASSETS - 100.0%                                          $27,134,925
========================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Interest rates shown reflect yields as of September 30, 2007.

(c) At September 30, 2007, the total market value of the Fund's securities on loan was $391,867 and the total market value of the collateral held by the Fund was $416,800.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

38  WisdomTree Domestic Earnings Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund

September 30, 2007

-----------------------------------------------------------------------
Investments                                       Shares        Value
-----------------------------------------------------------------------
COMMON STOCKS - 99.4%
Aerospace & Defense - 1.9%
AAR Corp.*                                           818        $24,818
American Science & Engineering, Inc.                 216         13,535
Argon ST, Inc.*                                      618         12,236
Cubic Corp.                                          635         26,778
EDO Corp.                                            482         26,997
Esterline Technologies Corp.*                        854         48,721
HEICO Corp.                                          515         25,420
Herley Industries, Inc.*                             626          9,365
Ladish Co., Inc.*                                    474         26,298
LMI Aerospace, Inc.*                                 594         13,751
MTC Technologies, Inc.*                              654         12,629
Orbital Sciences Corp.*                            1,152         25,620
Triumph Group, Inc.                                  532         43,470
United Industrial Corp.                              490         36,877
                                                                -------
Total Aerospace & Defense                                       346,515
-----------------------------------------------------------------------
Air Freight & Logistics - 0.8%
ABX Air, Inc.*                                     3,991         28,256
Atlas Air Worldwide Holdings, Inc.*                  482         24,886
Dynamex, Inc.*                                       408         10,453
Forward Air Corp.                                    834         24,837
Pacer International, Inc.                          1,496         28,498
Park-Ohio Holdings Corp.*                          1,082         28,078
                                                                -------
Total Air Freight & Logistics                                   145,008
-----------------------------------------------------------------------
Airlines - 0.9%
ExpressJet Holdings, Inc.*                         7,979         24,655
Mesa Air Group, Inc.*                              2,672         11,864
Pinnacle Airlines Corp.*                           3,583         57,400
Republic Airways Holdings, Inc.*                   3,027         64,081
                                                                -------
Total Airlines                                                  158,000
-----------------------------------------------------------------------
Auto Components - 1.7%
Aftermarket Technology Corp.*                        960         30,470
Amerigon, Inc.*                                      922         15,960
Drew Industries, Inc.*                               924         37,588
Fuel Systems Solutions, Inc.*                        432          7,716
GenTek, Inc.*                                        264          7,941
Modine Manufacturing Co.                           1,528         40,675
Spartan Motors, Inc.                                 902         15,181
Tenneco, Inc.*                                     1,571         48,717
Visteon Corp.*                                    20,362        104,864
                                                                -------
Total Auto Components                                           309,112
-----------------------------------------------------------------------
Automobiles - 0.2%
Fleetwood Enterprises, Inc.*                       1,106          9,456
Winnebago Industries, Inc.                           934         22,304
                                                                -------
Total Automobiles                                                31,760
-----------------------------------------------------------------------
Beverages - 0.4%
Boston Beer Co., Inc. Class A*                       325         15,815
Central European Distribution Corp.*                 738         35,357
Coca-Cola Bottling Co. Consolidated                  200         12,060
MGP Ingredients, Inc.                                514          5,279
National Beverage Corp.*                           1,267         10,744
                                                                -------
Total Beverages                                                  79,255
-----------------------------------------------------------------------
Biotechnology - 0.4%
Enzon Pharmaceuticals, Inc.*                       3,628         31,963
Lifecell Corp.*                                      514         19,311
Martek Biosciences Corp.*                            506         14,689
Savient Pharmaceuticals, Inc.*                       397          5,776
                                                                -------
Total Biotechnology                                              71,739
-----------------------------------------------------------------------
Building Products - 1.3%
AAON, Inc.                                           586         11,562
American Woodmark Corp.                              602         14,924
Ameron International Corp.                           421         44,529
Apogee Enterprises, Inc.                             964         25,006
Builders FirstSource, Inc.*                        3,396         36,609
Gibraltar Industries, Inc.                         1,576         29,156
Griffon Corp.*                                     2,192         33,099
Insteel Industries, Inc.                           1,286         19,740
Universal Forest Products, Inc.                    1,090         32,591
                                                                -------
Total Building Products                                         247,216
-----------------------------------------------------------------------
Capital Markets - 1.3%
Calamos Asset Management, Inc. Class A               770         21,737
Capital Southwest Corp.                              341         41,860
GAMCO Investors, Inc. Class A                        682         37,374
Gladstone Capital Corp.(a)                           530         10,346
Hercules Technology Growth Capital, Inc.             706          9,369
LaBranche & Co., Inc.*                             8,051         37,679
MarketAxess Holdings, Inc.*                          714         10,710
Patriot Capital Funding, Inc.                        589          7,875
Prospect Capital Corp.(a)                            594         10,110
Sanders Morris Harris Group, Inc.                    689          6,993
Stifel Financial Corp.*                              208         12,031
SWS Group, Inc.                                    1,002         17,725
TradeStation Group, Inc.*                          1,448         16,898
U.S. Global Investors, Inc., Class A(a)              360          6,847
                                                                -------
Total Capital Markets                                           247,554
-----------------------------------------------------------------------
Chemicals - 2.6%
American Vanguard Corp.                              962         18,778
Arch Chemicals, Inc.                                 883         41,395
Balchem Corp.                                        363          7,409
Ferro Corp.                                          770         15,385
Flotek Industries, Inc.*                             528         23,311
Georgia Gulf Corp.(a)                              4,277         59,450
ICO, Inc.*                                         1,198         16,868
Innospec, Inc.                                       800         18,224
Landec Corp.*                                        770         11,904
Minerals Technologies, Inc.                          577         38,659
NewMarket Corp.                                      642         31,702

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  39

WisdomTree SmallCap Earnings Fund

September 30, 2007

----------------------------------------------------------------------
Investments                                      Shares         Value
-----------------------------------------------------------------------
NL Industries, Inc.                               1,154        $13,075
Omnova Solutions, Inc.*                           1,560          9,017
PolyOne Corp.*                                   10,295         76,903
Schulman A., Inc.                                   930         18,349
Sensient Technologies Corp.                       1,490         43,016
Spartech Corp.                                      960         16,378
Stepan Co.                                          312          9,644
                                                               -------
Total Chemicals                                                469,467
-----------------------------------------------------------------------
Commercial Banks - 10.3%
1st Source Corp.                                    826         18,915
AMCORE Financial, Inc.                              912         22,727
AmericanWest Bancorp                                432          8,472
Ameris Bancorp                                      424          7,666
Arrow Financial Corp.                               436          9,714
BancFirst Corp.                                     600         26,922
Bancorp, Inc.*                                      376          6,941
BancTrust Financial Group, Inc.                     432          6,877
Bank of Florida Corp.*                              408          6,642
Bank of Granite Corp.                               610          8,284
Bank of the Ozarks, Inc.                            642         19,600
BankFinancial Corp.                                 554          8,764
Banner Corp.                                        286          9,836
Boston Private Financial Holdings, Inc.           1,218         33,909
Cadence Financial Corp.                             448          7,885
Camden National Corp.                               304         10,634
Capital City Bank Group, Inc.                       602         18,782
Capital Corp of the West                            667         12,286
Capitol Bancorp Ltd.                                530         13,160
Cardinal Financial Corp.                            954          9,530
Cascade Bancorp                                     690         15,359
Center Financial Corp.                              698          9,709
Chemical Financial Corp.                            850         20,613
City Holding Co.                                    863         31,422
CoBiz, Inc.                                         634         10,854
Columbia Bancorp                                    602         11,926
Columbia Banking System, Inc.                       618         19,665
Community Bancorp*                                  296          7,441
Community Bank System, Inc.                       1,026         20,028
Community Banks, Inc.                             1,010         30,088
Community Trust Bancorp, Inc.                       610         18,324
CVB Financial Corp.(a)                            3,595         42,062
Enterprise Financial Services Corp.                 328          7,984
Farmers Capital Bank Corp.                          347          9,869
Financial Institutions, Inc.                        448          8,100
First Bancorp                                       626         12,758
First Charter Corp.                                 714         21,541
First Commonwealth Financial Corp.(a)             2,322         25,681
First Community Bancshares, Inc.                    416         15,072
First Financial Bancorp                             602          7,694
First Financial Bankshares, Inc.                    722         29,010
First Financial Corp.                               586         17,756
First Indiana Corp.                                 721         22,582
First Merchants Corp.                               738         15,911
First Regional Bancorp*                             750         18,398
First South Bancorp, Inc.                           344          8,999
First State Bancorp.                                594         11,666
FNB Corp./PA                                      1,858         30,731
FNB Corp./VA                                        392         11,795
GB&T Bancshares, Inc.                             1,147         15,198
Great Southern Bancorp, Inc.                        586         14,556
Green County Bancshares, Inc.                       336         12,247
Hanmi Financial Corp.                             1,922         29,772
Harleysville National Corp.                       1,154         18,337
Heartland Financial USA, Inc.                       554         11,385
Heritage Commerce Corp.                             416          8,807
Horizon Financial Corp.                             466          9,450
IBERIABANK Corp.                                    336         17,690
Independent Bank Corp./MA                           594         17,642
Independent Bank Corp./MI                         1,106         12,221
Integra Bank Corp.                                  658         11,930
Intervest Bancshares Corp.                          714         17,672
Irwin Financial Corp.                               938         10,337
Lakeland Bancorp, Inc.                              850         11,543
Lakeland Financial Corp.                            482         11,139
Macatawa Bank Corp.                                 731          9,890
MainSource Financial Group, Inc.                    714         12,588
Mercantile Bank Corp.                               370          7,940
Midwest Banc Holdings, Inc.                         594          8,773
Nara Bancorp, Inc.                                1,018         15,901
National Penn Bancshares, Inc.                    2,103         34,405
NBT Bancorp, Inc.                                 1,424         30,958
Old Second Bancorp, Inc.                            538         15,333
Omega Financial Corp.                               448         11,832
Oriental Financial Group                            762          8,763
Peoples Bancorp, Inc.                               490         12,828
Pinnacle Financial Partners, Inc.*                  296          8,531
Preferred Bank                                      376         14,792
Premierwest Bancorp                                 464          5,939
PrivateBancorp, Inc.(a)                             610         21,252
Prosperity Bancshares, Inc.                       1,360         45,097
Renasant Corp.                                      730         15,790
Republic Bancorp, Inc. Class A                      766         12,133
S&T Bancorp, Inc.                                 1,075         34,497
Sandy Spring Bancorp, Inc.                          546         16,446
Santander BanCorp                                 1,802         23,138
SCBT Financial Corp.                                321         11,087
Seacoast Banking Corp. of Florida(a)                634         11,856
Security Bank Corp.                                 633          7,925
Shore Bancshares, Inc.                              391          9,439
Sierra Bancorp                                      408         11,693

                       See Notes to Financial Statements.

40  WisdomTree Domestic Earnings Funds

WisdomTree SmallCap Earnings Fund

September 30, 2007

-------------------------------------------------------------------------
Investments                                       Shares          Value
-------------------------------------------------------------------------
Signature Bank*                                      602        $  21,208
Simmons First National Corp. Class A                 570           15,014
Smithtown Bancorp, Inc.                              398            9,250
Southside Bancshares, Inc.                           422            9,322
Southwest Bancorp, Inc.                              570           10,727
Sterling Bancorp                                     738           10,332
Sterling Bancshares, Inc.                          2,314           26,403
Sterling Financial Corp./PA                        1,222           20,957
Suffolk Bancorp                                      392           12,568
Sun Bancorp, Inc.*                                   579           10,133
Superior Bancorp*                                    874            7,717
SY Bancorp, Inc.                                     490           13,250
Taylor Capital Group, Inc.                         1,027           28,684
Temecula Valley Bancorp, Inc.(a)                     674           11,438
Texas Capital Bancshares, Inc.*                      938           20,392
Tompkins Trustco, Inc.                               336           13,339
Trico Bancshares                                     666           14,832
Union Bankshares Corp.                               514           11,673
Univest Corp. of Pennsylvania                        538           12,761
USB Holding Co., Inc.                                969           22,510
Vineyard National Bancorp                            586            9,798
Virginia Commerce Bancorp*                           777           11,142
Virginia Financial Group, Inc.                       448            8,516
W Holding Co., Inc.(a)                            11,387           25,507
Washington Trust Bancorp, Inc.                       588           15,858
WesBanco, Inc.                                       722           18,036
West Bancorp, Inc.                                   922           14,309
West Coast Bancorp                                   554           15,739
Western Alliance Bancorp*(a)                         706           16,640
Wilshire Bancorp, Inc.                             1,130           12,396
Yardville National Bancorp                           312           10,493
                                                                ---------
Total Commercial Banks                                          1,890,280
-------------------------------------------------------------------------
Commercial Services & Supplies - 5.8%
ABM Industries, Inc.                               1,067           21,319
Advisory Board Co. (The)*                            272           15,904
American Ecology Corp.                               514           10,892
Barrett Business Services                            450           10,724
Bowne & Co., Inc.                                    634           10,562
CBIZ, Inc.*                                        2,516           20,002
CDI Corp.                                            522           14,553
Clean Harbors, Inc.*                                 611           27,202
Comfort Systems USA, Inc.                          1,616           22,947
COMSYS IT Partners, Inc.*                            907           15,247
Consolidated Graphics, Inc.*                         458           28,758
Cornell Cos, Inc.*                                   278            6,547
CoStar Group, Inc.*                                  208           11,118
CRA International, Inc.*                             347           16,722
Diamond Management & Technology
  Consultants, Inc.                                  786            7,231
Ennis, Inc.                                        1,290           28,432
Exponent, Inc.*                                      487           12,219
First Advantage Corp. Class A*                     1,624           28,696
First Consulting Group, Inc.*                        762            7,849
FTI Consulting, Inc.*                              1,003           50,461
G&K Services, Inc. Class A                           713           28,663
Geo Group, Inc. (The)*                               674           19,957
Healthcare Services Group, Inc.                      849           17,209
Heidrick & Struggles International, Inc.             540           19,683
Huron Consulting Group, Inc.*                        336           24,400
Interface, Inc. Class A                            1,242           22,418
Kelly Services, Inc. Class A                       1,638           32,449
Kenexa Corp.*                                        272            8,372
Kforce, Inc.*                                      1,560           20,062
Knoll, Inc.                                        1,584           28,100
Korn/Ferry International*                          1,632           26,944
Labor Ready, Inc.*                                 3,121           57,769
Layne Christensen Co.*                               368           20,417
LECG Corp.*                                          881           13,127
M&F Worldwide Corp.*                               1,264           63,439
McGrath Rentcorp                                     866           28,786
Mobile Mini, Inc.*                                   882           21,309
Navigant Consulting, Inc.*                         1,834           23,218
On Assignment, Inc.*                                 754            7,042
PeopleSupport, Inc.*                                 888           10,620
Pike Electric Corp.*                                 738           13,845
Schawk, Inc.                                         994           22,435
School Specialty, Inc.*                              272            9,419
Spherion Corp.*                                    1,858           15,347
Standard Parking Corp.*                              482           19,179
Standard Register Co. (The)                          738            9,380
Team, Inc.*                                          434           11,883
Tetra Tech, Inc.*                                  1,320           27,878
UTEK Corp.(a)                                      1,346           19,854
Viad Corp.                                           902           32,472
Volt Information Sciences, Inc.*                     962           16,970
Waste Industries USA, Inc.                           384           10,990
                                                                ---------
Total Commercial Services & Supplies                            1,071,021
-------------------------------------------------------------------------
Communications Equipment - 1.8%
Anaren Microwave, Inc.*                              365            5,147
Bel Fuse, Inc. Class B                               392           13,587
Black Box Corp.                                      329           14,068
Comtech Group, Inc.*                                 666           12,128
Comtech Telecommunications Corp.*                    766           40,973
Digi International, Inc.*                            493            7,020
Dycom Industries, Inc.*                              906           27,751
EFJ, Inc.*                                         1,568            9,094
EMS Technologies, Inc.*                              401            9,837
Extreme Networks*                                  2,218            8,517
Ixia*                                                970            8,458
Mastec, Inc.*                                      1,938           27,268

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  41

WisdomTree SmallCap Earnings Fund

September 30, 2007

----------------------------------------------------------------------------
Investments                                            Shares        Value
----------------------------------------------------------------------------
Netgear, Inc.*                                            810        $24,640
Oplink Communications, Inc.*                              578          7,895
Packeteer, Inc.*                                          754          5,730
Plantronics, Inc.                                       2,040         58,242
Radyne Corp.*                                             602          6,345
Sirenza Microdevices, Inc.*                             1,306         22,581
Sycamore Networks, Inc.*                                4,042         16,451
Viasat, Inc.*                                             296          9,126
                                                                     -------
Total Communications Equipment                                       334,858
----------------------------------------------------------------------------
Computers & Peripherals - 0.5%
Adaptec, Inc.*                                          2,832         10,818
Hutchinson Technology, Inc.*                              490         12,054
Intevac, Inc.*                                          1,026         15,595
Rackable Systems, Inc.*                                   594          7,704
Rimage Corp.*                                             278          6,238
STEC, Inc.*                                             1,130          8,622
Stratasys, Inc.*                                          291          8,020
Synaptics, Inc.*                                          384         18,341
                                                                     -------
Total Computers & Peripherals                                         87,392
----------------------------------------------------------------------------
Construction & Engineering - 0.3%
Insituform Technologies, Inc. Class A*                    440          6,701
Perini Corp.*                                             707         39,543
Sterling Construction Co., Inc.*                          490         11,309
                                                                     -------
Total Construction & Engineering                                      57,553
----------------------------------------------------------------------------
Construction Materials - 0.3%
Headwaters, Inc.*(a)                                    3,072         45,712
U.S. Concrete, Inc.*                                    2,138         14,089
                                                                     -------
Total Construction Materials                                          59,801
----------------------------------------------------------------------------
Consumer Finance - 0.6%
Credit Acceptance Corp.*                                1,488         34,373
Dollar Financial Corp.*                                   336          9,586
Ezcorp, Inc. Class A*                                   1,210         16,275
First Cash Financial Services, Inc.*                      794         18,595
United PanAm Financial Corp.*                           1,167          9,616
World Acceptance Corp.*                                   618         20,443
                                                                     -------
Total Consumer Finance                                               108,888
----------------------------------------------------------------------------
Containers & Packaging - 0.3%
AEP Industries, Inc.*                                     312         13,210
Myers Industries, Inc.                                  1,234         24,458
Rock-Tenn Co. Class A                                     682         19,710
                                                                     -------
Total Containers & Packaging                                          57,378
----------------------------------------------------------------------------
Distributors - 0.5%
Building Materials Holding Corp.(a)                     3,684         38,976
Core-Mark Holding Co., Inc.*                              433         15,255
DXP Enterprises, Inc.*                                    296         10,511
Handleman Co.                                           3,235          9,867
Keystone Automotive Industries, Inc.*                     506         24,167
                                                                     -------
Total Distributors                                                    98,776
----------------------------------------------------------------------------
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc.*                   698         29,902
Coinstar, Inc.*                                           392         12,611
Corinthian Colleges, Inc.*                              1,656         26,347
CPI Corp.                                                 226          8,706
Lincoln Educational Services Corp.*                       874         11,397
Pre-Paid Legal Services, Inc.                             803         44,533
Stewart Enterprises, Inc. Class A                       2,580         19,660
Universal Technical Institute, Inc.*                      838         15,084
                                                                     -------
Total Diversified Consumer Services                                  168,240
----------------------------------------------------------------------------
Diversified Financials - 0.9%
Asset Acceptance Capital Corp.                          1,874         21,738
Asta Funding, Inc.                                      1,042         39,930
Encore Capital Group, Inc.*                             1,446         17,063
Financial Federal Corp.                                 1,001         28,038
Marlin Business Services Corp.*                           691          9,902
Medallion Financial Corp.                                 496          5,401
Portfolio Recovery Associates, Inc.                       610         32,373
Resource America, Inc. Class A                            368          5,811
                                                                     -------
Total Diversified Financials                                         160,256
----------------------------------------------------------------------------
Diversified Telecommunication Services - 1.1%
Alaska Communications Systems Group, Inc.                 594          8,583
Atlantic Tele-Network, Inc.                               440         15,994
Cincinnati Bell, Inc.*                                  9,304         45,961
Consolidated Communications Holdings, Inc.                440          8,628
D&E Communications, Inc.                                  344          4,892
Fairpoint Communications, Inc.                            866         16,333
General Communication, Inc. Class A*                    1,018         12,359
Iowa Telecommunications Services, Inc.                  1,473         29,239
North Pittsburgh Systems, Inc.                            570         13,543
Premiere Global Services, Inc.*                         2,604         32,941
Shenandoah Telecom Co.                                    648         14,100
SureWest Communications                                   150          3,752
                                                                     -------
Total Diversified Telecommunication Services                         206,325
----------------------------------------------------------------------------
Electric Utilities - 0.7%
Central Vermont Public Service Corp.                      394         14,397
Empire District Electric Co. (The)                        986         22,274
MGE Energy, Inc.                                          834         27,889
Otter Tail Corp.                                        1,074         38,287
UIL Holdings Corp.                                      1,049         33,044
                                                                     -------
Total Electric Utilities                                             135,891
----------------------------------------------------------------------------
Electrical Equipment - 2.4%
A.O. Smith Corp.                                        1,465         64,284
AZZ, Inc.*                                                392         13,704
Baldor Electric Co.                                     1,006         40,190
China BAK Battery, Inc.*(a)                             1,849         14,385
Encore Wire Corp.                                       5,134        129,018
EnerSys, Inc.*                                          1,720         30,564
II-VI, Inc.*                                              722         24,931

                       See Notes to Financial Statements.

42  WisdomTree Domestic Earnings Funds

WisdomTree SmallCap Earnings Fund

September 30, 2007

------------------------------------------------------------------------
Investments                                        Shares        Value
------------------------------------------------------------------------
LaBarge, Inc.*                                        437        $ 5,244
Lamson & Sessions Co. (The)*                        1,590         42,866
LSI Industries Inc.                                   586         12,025
Powell Industries, Inc.*                              304         11,519
Power-One, Inc.*                                    1,504          7,670
Superior Essex, Inc.*                                 962         35,863
Vicor Corp.                                           906         10,981
                                                                 -------
Total Electrical Equipment                                       443,244
------------------------------------------------------------------------
Electronic Equipment & Instruments - 3.9%
Agilysys, Inc.                                      1,242         20,990
Brightpoint, Inc.*                                  1,926         28,909
Checkpoint Systems, Inc.*                             906         23,909
Cogent, Inc.*                                       1,922         30,137
Cognex Corp.                                        1,306         23,195
Coherent, Inc.*                                       586         18,799
CTS Corp.                                             706          9,107
Cyberoptics Corp.*                                    532          6,544
DTS, Inc.*                                            400         12,148
Electro Scientific Industries, Inc.*                  538         12,890
Excel Technology, Inc.*                               376          9,381
Gerber Scientific, Inc.*                              818          8,875
Insight Enterprises, Inc.*                          1,990         51,362
Keithley Instruments, Inc.                            690          7,314
LeCroy Corp.*                                         820          6,117
Littelfuse, Inc.*                                     490         17,488
LoJack Corp.*                                         819         15,528
Measurement Specialties, Inc.*                        432         12,053
Merix Corp.*                                          883          4,998
Methode Electronics, Inc.                             962         14,478
MTS Systems Corp.                                     666         27,706
Multi-Fineline Electronix, Inc.*                    1,242         18,419
Newport Corp.*                                        962         14,651
OYO Geospace Corp.*                                   144         13,350
Park Electrochemical Corp.                            762         25,588
Plexus Corp.*                                       3,559         97,516
Rofin-Sinar Technologies, Inc.*                       575         40,371
Scansource, Inc.*                                   1,122         31,539
SYNNEX Corp.*                                       1,569         32,259
Technitrol, Inc.                                    1,258         33,903
TTM Technologies, Inc.*                             2,736         31,656
Zygo Corp.*                                           850         11,076
                                                                 -------
Total Electronic Equipment & Instruments                         712,256
------------------------------------------------------------------------
Energy Equipment & Services - 3.2%
Allis-Chalmers Energy, Inc.*                          738         13,978
Bolt Technology Corp.*                                235          7,675
Bristow Group, Inc.*                                1,218         53,238
Bronco Drilling Co., Inc.*                          1,971         29,171
CARBO Ceramics, Inc.                                  834         42,309
Dawson Geophysical Co.*                               264         20,463
Gulf Island Fabrication, Inc.                         344         13,206
Gulfmark Offshore, Inc.*                            1,057         51,433
Horizon Offshore, Inc.*                               618         10,197
Hornbeck Offshore Services, Inc.*                   1,266         46,462
ION Geophysical Corp.*                              1,408         19,473
Lufkin Industries, Inc.                               681         37,469
Matrix Service Co.*                                   530         11,104
Mitcham Industries, Inc.*                             586         11,298
NATCO Group, Inc. Class A*                            590         30,533
Natural Gas Services Group, Inc.*                     722         12,426
Newpark Resources*                                  1,584          8,490
Omni Energy Services Corp.*                           612          4,890
Parker Drilling Co.*                                6,785         55,093
PHI, Inc.*                                            328          9,886
Pioneer Drilling Co.*                               3,689         44,932
PowerSecure International, Inc.*                      802          9,993
Superior Well Services, Inc.*                         674         15,320
Trico Marine Services, Inc.*                          946         28,191
                                                                 -------
Total Energy Equipment & Services                                587,230
------------------------------------------------------------------------
Food & Staples Retailing - 1.2%
Andersons, Inc. (The)                                 562         26,987
Ingles Markets, Inc. Class A                        1,046         29,978
Nash Finch Co.                                        336         13,383
Pantry, Inc. (The)*                                 1,242         31,832
Performance Food Group Co.*                         1,177         35,464
Pricesmart, Inc.                                      650         15,340
Spartan Stores, Inc.                                  674         15,185
Weis Markets, Inc.                                  1,047         44,697
                                                                 -------
Total Food & Staples Retailing                                   212,866
------------------------------------------------------------------------
Food Products - 0.7%
Darling International, Inc.*                        1,712         16,932
Green Mountain Coffee Roasters, Inc.*                 480         15,931
Imperial Sugar Co.                                  1,239         32,375
J&J Snack Foods Corp.                                 485         16,888
Lance, Inc.                                           498         11,464
Maui Land & Pineapple Co., Inc.*                      294          8,949
Reddy Ice Holdings, Inc.                              474         12,499
TreeHouse Foods, Inc.*                                312          8,440
                                                                 -------
Total Food Products                                              123,478
------------------------------------------------------------------------
Gas Utilities - 0.5%
EnergySouth, Inc.                                     248         12,504
Laclede Group, Inc. (The)                             919         29,665
SEMCO Energy, Inc.*                                   944          7,448
South Jersey Industries, Inc.                       1,018         35,427
                                                                 -------
Total Gas Utilities                                               85,044
------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc.*                                         466         10,462
Analogic Corp.                                        168         10,712
Angiodynamics, Inc.*                                  392          7,389
Arthrocare Corp.*                                     466         26,046

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  43

WisdomTree SmallCap Earnings Fund

September 30, 2007

-------------------------------------------------------------------------------
Investments                                               Shares         Value
-------------------------------------------------------------------------------
Conmed Corp.*                                                408        $11,420
Cutera, Inc.*                                                296          7,758
Datascope Corp.                                              440         14,876
DJO, Inc.*                                                   272         13,355
Greatbatch, Inc.*                                            368          9,785
ICU Medical, Inc.*                                           403         15,616
I-Flow Corp.*                                                634         11,786
Invacare Corp.                                               490         11,456
Medical Action Industries, Inc.*                             408          9,653
Meridian Bioscience, Inc.                                    722         21,891
Merit Medical Systems, Inc.*                                 602          7,814
Neogen Corp.*                                                304          7,211
Nutraceutical International Corp.*                           695         10,571
OraSure Technologies, Inc.*                                2,191         22,020
Palomar Medical Technologies, Inc.*                          466         13,276
PolyMedica Corp.                                             458         24,054
Quidel Corp.*                                                714         13,966
Somanetics Corp.*                                            351          6,536
SonoSite, Inc.*                                              288          8,790
SurModics, Inc.*                                             530         25,975
Symmetry Medical, Inc.*                                    1,210         20,207
Thoratec Corp.*                                              554         11,462
Vital Signs, Inc.                                            401         20,908
Wright Medical Group, Inc.*                                  448         12,015
Zoll Medical Corp.*                                          256          6,636
                                                                        -------
Total Health Care Equipment & Supplies                                  393,646
-------------------------------------------------------------------------------
Health Care Providers & Services - 3.2%
Air Methods Corp.*                                           401         18,526
Alliance Imaging, Inc.*                                    1,995         18,075
Amedisys, Inc.*                                              678         26,049
American Dental Partners, Inc.*                              369         10,336
AMN Healthcare Services, Inc.*                               738         13,823
Amsurg Corp.*                                              1,114         25,700
Apria Healthcare Group, Inc.*                              1,780         46,298
Bio-Reference Labs, Inc.*                                    408         13,774
Centene Corp.*                                               416          8,948
Chemed Corp.                                                 906         56,317
Corvel Corp.*                                                272          6,289
Cross Country Healthcare, Inc.*                              498          8,700
Gentiva Health Services, Inc.*                               546         10,489
HealthExtras, Inc.*                                          722         20,093
HMS Holdings Corp.*                                          427         10,508
inVentiv Health, Inc.*                                     1,423         62,356
Kindred Healthcare, Inc.*                                  1,777         31,826
Landauer, Inc.                                               273         13,912
LCA-Vision, Inc.                                             714         20,984
LHC Group, Inc.*                                             482         10,349
Matria Healthcare, Inc.*                                     384         10,045
Medcath Corp.*                                               320          8,787
Molina Healthcare, Inc.*                                     936         33,949
MWI Veterinary Supply, Inc.*                                 288         10,872
National Healthcare Corp.                                    444         22,817
Odyssey HealthCare, Inc.*                                    762          7,323
PharMerica Corp.*                                            602          8,982
Radiation Therapy Services, Inc.*                            570         11,867
Res-Care, Inc.*                                              926         21,150
Sun Healthcare Group, Inc.*                                  730         12,198
U.S. Physical Therapy, Inc.*                                 414          6,127
                                                                        -------
Total Health Care Providers & Services                                  587,469
-------------------------------------------------------------------------------
Health Care Technology - 0.3%
Computer Programs & Systems, Inc.                            311          8,198
Eclipsys Corp.*                                              495         11,543
Omnicell, Inc.*                                              474         13,529
Trizetto Group*                                              746         13,062
                                                                        -------
Total Health Care Technology                                             46,332
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 2.5%
AFC Enterprises, Inc.*                                       562          8,458
Ambassadors Group, Inc.                                      647         24,650
Ambassadors International, Inc.                              224          5,495
BJ's Restaurants, Inc.*                                      490         10,315
Bluegreen Corp.*                                           1,994         15,454
Buffalo Wild Wings, Inc.*                                    416         15,692
California Pizza Kitchen, Inc.*                              614         10,788
Churchill Downs, Inc.*                                       232         11,591
Denny's Corp.*                                             3,585         14,340
Dover Downs Gaming & Entertainment, Inc.                   1,430         14,858
IHOP Corp.                                                   549         34,767
Interstate Hotels & Resorts, Inc.*                         5,821         26,485
Isle of Capri Casinos, Inc.*                                 352          6,846
Landry's Restaurants, Inc.                                   746         19,739
Luby's, Inc.*                                              1,454         16,023
Marcus Corp.                                                 810         15,552
McCormick & Schmick's Seafood Restaurants, Inc.*             384          7,231
Monarch Casino & Resort, Inc.*                               640         18,208
O'Charleys, Inc.                                             448          6,792
Papa John's International, Inc.*                           1,322         32,309
Peet's Coffee & Tea, Inc.*                                   376         10,494
PF Chang's China Bistro, Inc.*                               586         17,346
Premier Exhibitions, Inc.*                                   483          7,284
Red Robin Gourmet Burgers, Inc.*                             474         20,335
Ruth's Chris Steak House*                                    547          7,795
Shuffle Master, Inc.*                                        384          5,741
Steak N Shake Co. (The)*                                   1,250         18,763
Texas Roadhouse, Inc. Class A*                             1,480         17,316
WMS Industries, Inc.*                                        914         30,252
Youbet.com, Inc.*                                            182            344
                                                                        -------
Total Hotels, Restaurants & Leisure                                     451,263
-------------------------------------------------------------------------------
Household Durables - 3.1%
Avatar Holdings, Inc.*                                       937         46,784

                       See Notes to Financial Statements.

44  WisdomTree Domestic Earnings Funds

WisdomTree SmallCap Earnings Fund

September 30, 2007

--------------------------------------------------------------------------
Investments                                          Shares             Value
--------------------------------------------------------------------------
Bassett Furniture Industries, Inc.                      957        $ 9,934
Blyth, Inc.                                           1,648         33,702
Brookfield Homes Corp.(a)                             4,537         84,161
California Coastal Communities, Inc.*                 1,583         19,471
Cavco Industries, Inc.*                                 287          9,615
Champion Enterprises, Inc.*                          10,714        117,639
CSS Industries, Inc.                                    400         14,388
Dixie Group (The), Inc.*                                 31            295
Furniture Brands International, Inc.                  3,074         31,170
Hooker Furniture Corp.                                  602         12,052
Kimball International, Inc. Class B                     650          7,397
La-Z-Boy, Inc.(a)                                       778          5,742
Levitt Corp. Class A                                  4,109          8,259
Lifetime Brands, Inc.                                   506         10,267
M/I Homes, Inc.                                       1,576         21,891
National Presto Industries, Inc.                        291         15,423
Orleans Homebuilders, Inc.(a)                         2,402         14,052
Palm Harbor Homes, Inc.*(a)                             786          9,809
Skyline Corp.                                           264          7,941
Stanley Furniture Co., Inc.                             599          9,734
Tarragon Corp.                                        4,923         12,898
TOUSA, Inc.(a)                                       15,148         24,388
Universal Electronics, Inc.*                            466         15,145
WCI Communities, Inc.*(a)                             4,282         25,649
                                                                   -------
Total Household Durables                                           567,806
--------------------------------------------------------------------------
Household Products - 0.1%
WD-40 Co.                                               689         23,522
--------------------------------------------------------------------------
Industrial Conglomerates - 0.3%
Raven Industries, Inc.                                  594         23,789
Standex International Corp.                             650         13,442
Tredegar Corp.                                          698         12,041
                                                                   -------
Total Industrial Conglomerates                                      49,272
--------------------------------------------------------------------------
Insurance - 4.9%
21st Century Holding Co.                                682          9,684
Affirmative Insurance Holdings, Inc.                    594          6,825
American Equity Investment Life Holding Co.           3,474         36,998
American Physicians Capital, Inc.                       665         25,908
Baldwin & Lyons, Inc. Class B                           866         23,650
CNA Surety Corp.*                                     2,561         45,150
Crawford & Co. Class B                                2,114         13,445
Donegal Group Inc. Class A                            1,337         21,633
EMC Insurance Group, Inc.                             1,298         33,735
Fpic Insurance Group, Inc.*                             576         24,797
Harleysville Group, Inc.                              1,489         47,618
Horace Mann Educators Corp.                           2,918         57,514
Infinity Property & Casualty Corp.                    1,356         54,538
James River Group, Inc.                                 762         24,689
LandAmerica Financial Group, Inc.                     1,251         48,764
Meadowbrook Insurance Group, Inc.*                    1,416         12,758
Mercer Insurance Group, Inc.                            328          5,802
Midland Co. (The)                                       991         54,465
National Interstate Corp.                               826         25,433
National Western Life Insurance Co. Class A             207         52,984
Navigators Group, Inc.*                                 999         54,196
NYMAGIC, Inc.                                           559         15,546
PMA Capital Corp. Class A*                            1,066         10,127
Presidential Life Corp.                               1,398         23,710
Procentury Corp.                                        498          7,286
Safety Insurance Group, Inc.                          1,670         60,021
SCPIE Holdings, Inc.*                                   443          9,857
SeaBright Insurance Holdings, Inc.*                   1,358         23,181
Stewart Information Services Corp.                      634         21,727
Tower Group, Inc.                                       674         17,645
Universal American Financial Corp.*                   1,744         39,781
                                                                   -------
Total Insurance                                                    909,467
--------------------------------------------------------------------------
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.COM, Inc. Class A*                      1,320         15,299
Blue Nile, Inc.*                                        248         23,342
FTD Group, Inc.                                       1,210         18,005
Gaiam, Inc. Class A*                                    794         19,080
PetMed Express, Inc.*                                   641          8,980
Stamps.com, Inc.*                                       718          8,594
Systemax, Inc.                                        1,767         36,118
                                                                   -------
Total Internet & Catalog Retail                                    129,418
--------------------------------------------------------------------------
Internet Software & Services - 1.5%
Bankrate, Inc.*                                         232         10,700
CMGI, Inc.*                                           7,276          9,895
CyberSource Corp.*                                      810          9,469
Earthlink, Inc.*                                      5,293         41,921
Imergent, Inc.(a)                                     3,568         80,031
Jupitermedia Corp.*                                     398          2,519
Knot, Inc. (The)*                                       408          8,674
NIC, Inc.                                             1,194          8,286
Online Resources Corp.*                                 676          8,545
Perficient, Inc.*                                       506         11,066
Sohu.com, Inc.*                                         730         27,528
TheStreet.com, Inc.                                     516          6,249
Travelzoo, Inc.*                                        326          7,482
United Online, Inc.                                   2,114         31,731
Vignette Corp.*                                         530         10,637
                                                                   -------
Total Internet Software & Services                                 274,733
--------------------------------------------------------------------------
IT Services - 0.8%
Authorize.Net Holdings, Inc.*                           618         10,895
Cass Information Systems, Inc.                          208          7,440
Ciber, Inc.*                                          2,067         16,143
Forrester Research, Inc.*                               360          8,485
Heartland Payment Systems, Inc.                         594         15,266
infoUSA, Inc.                                         1,536         14,269
Integral Systems, Inc.                                  225          4,835

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  45

WisdomTree SmallCap Earnings Fund

September 30, 2007

--------------------------------------------------------------------------
Investments                                          Shares         Value
--------------------------------------------------------------------------
MAXIMUS, Inc.                                           328        $14,294
Ness Technologies, Inc.*                                927         10,123
Sapient Corp.*                                        1,624         10,897
SI International, Inc.*                                 216          6,171
SYKES Enterprises, Inc.*                              1,329         22,076
                                                                   -------
Total IT Services                                                  140,894
--------------------------------------------------------------------------
Leisure Equipment & Products - 0.9%
Arctic Cat, Inc.                                        882         14,430
Callaway Golf Co.                                       674         10,791
Cybex International, Inc.*                            3,567         17,550
Jakks Pacific, Inc.*                                  1,800         48,077
Marine Products Corp.                                 1,782         15,111
MarineMax, Inc.*                                      1,162         16,919
RC2 Corp.*                                              794         21,985
Smith & Wesson Holding Corp.*                           762         14,547
                                                                   -------
Total Leisure Equipment & Products                                 159,410
--------------------------------------------------------------------------
Life Sciences Tools & Services - 0.5%
Bruker BioSciences Corp.*                             1,234         10,859
eResearch Technology, Inc.*                             869          9,898
Kendle International, Inc.*                             368         15,283
Parexel International Corp.*                            618         25,505
PharmaNet Development Group, Inc.*                      466         13,528
PRA International*                                      738         21,697
                                                                   -------
Total Life Sciences Tools & Services                                96,770
--------------------------------------------------------------------------
Machinery - 5.2%
Accuride Corp.*                                       4,321         52,327
Albany International Corp. Class A                    1,538         57,660
Ampco-Pittsburgh Corp.                                  448         17,642
Astec Industries, Inc.*                                 674         38,721
ASV, Inc.*(a)                                           994         13,946
Axsys Technologies, Inc.*                               331         10,248
Badger Meter, Inc.                                      328         10,512
Barnes Group, Inc.                                    1,906         60,840
Blount International, Inc.*                           4,764         54,119
Cascade Corp.                                           534         34,801
CIRCOR International, Inc.                              449         20,389
Columbus McKinnon Corp.*                              1,892         47,092
Commercial Vehicle Group, Inc.*                       2,018         25,891
Dynamic Materials Corp.                                 376         18,007
EnPro Industries, Inc.*                               1,146         46,528
Federal Signal Corp.                                  1,618         24,852
Flanders Corp.*                                       1,927          8,806
Flow International Corp.*                               874          7,709
Freightcar America, Inc.                              1,494         57,071
Gehl Co.*                                               766         17,105
Gorman-Rupp Co. (The)                                   451         14,955
Greenbrier Cos., Inc.                                   746         19,926
Hurco Cos., Inc.*                                       408         22,056
Kadant, Inc.*                                           384         10,752
Kaydon Corp.                                          1,170         60,828
LB Foster Co. Class A*                                  376         16,341
Lindsay Corp.                                           307         13,440
Lydall, Inc.*                                            80            742
Middleby Corp.*                                         498         32,141
Miller Industries, Inc.*                                666         11,402
RBC Bearings, Inc.*                                     554         21,246
Robbins & Myers, Inc.                                   240         13,750
Sun Hydraulics Corp.                                    721         22,928
Tennant Co.                                             635         30,925
Titan International, Inc.                               458         14,619
Twin Disc, Inc.                                         322         18,740
Wabash National Corp.                                 1,487         16,788
                                                                   -------
Total Machinery                                                    965,845
--------------------------------------------------------------------------
Media - 1.1%
Courier Corp.                                           498         17,535
Entercom Communications Corp. Class A                 1,249         24,143
Fisher Communications, Inc.*                            232         11,570
Harris Interactive, Inc.*                             1,930          8,318
Journal Communications, Inc. Class A                  1,315         12,466
Media General, Inc. Class A                           1,044         28,720
New Frontier Media, Inc.                              1,966         12,052
Playboy Enterprises, Inc. Class B*                      882          9,473
Private Media Group Ltd.*                             2,656          4,250
Saga Communications, Inc.*                              527          3,868
Salem Communications Holding Corp. Class A*             794          6,352
Sinclair Broadcast Group, Inc. Class A                2,464         29,666
Spanish Broadcasting System, Inc.*                    3,895         10,049
Valassis Communications, Inc.*                        2,256         20,124
                                                                   -------
Total Media                                                        198,586
--------------------------------------------------------------------------
Metals & Mining - 2.1%
A.M. Castle & Co.                                     1,178         38,403
AMCOL International Corp.                             1,062         35,142
Brush Engineered Materials, Inc.*                       384         19,926
Compass Minerals International, Inc.                    799         27,198
Great Northern Iron Ore Properties                       98         11,683
Hecla Mining Co.*                                     1,360         12,172
Mesabi Trust                                            539         10,996
Metal Management, Inc.                                1,693         91,760
NN, Inc.                                              1,178         11,556
Northwest Pipe Co.*                                     272         10,287
Olympic Steel, Inc.                                     986         26,780
Royal Gold, Inc.                                        296          9,694
Ryerson, Inc.                                         2,064         69,638
Universal Stainless & Alloy*                            320         12,733
                                                                   -------
Total Metals & Mining                                              387,968
--------------------------------------------------------------------------
Multiline Retail - 0.2%
99 Cents Only Stores*                                   642          6,593
Fred's, Inc.                                          1,408         14,826

                       See Notes to Financial Statements.

46  WisdomTree Domestic Earnings Funds

WisdomTree SmallCap Earnings Fund

September 30, 2007

--------------------------------------------------------------------------
Investments                                          Shares        Value
--------------------------------------------------------------------------
Tuesday Morning Corp.                                 1,688        $15,176
                                                                   -------
Total Multiline Retail                                              36,595
--------------------------------------------------------------------------
Multi-Utilities - 0.2%
CH Energy Group, Inc.                                   776         37,093
--------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 3.0%
Abraxas Petroleum Corp.*                              2,917         11,143
Adams Resources & Energy, Inc.                          395         11,001
Alpha Natural Resources, Inc.*                        3,296         76,565
Arena Resources, Inc.*                                  304         19,912
Atlas America, Inc.                                     602         31,081
Bois d'Arc Energy, Inc.*                              2,410         46,200
Brigham Exploration Co.*                              2,313         13,716
Callon Petroleum Co.*                                 1,718         23,915
Carrizo Oil & Gas, Inc.*                                562         25,211
Clayton Williams Energy, Inc.*                          466         15,378
Enbridge Energy Management LLC.*                        465         23,064
GMX Resources, Inc.*                                    272          8,750
Goodrich Petroleum Corp.*                               432         13,694
Gulfport Energy Corp.*                                  898         21,247
Markwest Hydrocarbon, Inc.                              184         10,696
NGP Capital Resources Co.                               698         11,329
Parallel Petroleum Corp.*                               802         13,626
Petroleum Development Corp.*                            826         36,633
Petroquest Energy, Inc.*                              1,520         16,310
Stone Energy Corp.*                                   1,050         42,011
TXCO Resources, Inc.*                                   834          7,473
USEC, Inc.*                                           4,666         47,827
Vaalco Energy, Inc.*                                  4,276         19,541
Westmoreland Coal Co.*                                  466          9,287
                                                                   -------
Total Oil, Gas & Consumable Fuels                                  555,610
--------------------------------------------------------------------------
Paper & Forest Products - 0.2%
Deltic Timber Corp.                                     192         10,929
Mercer International, Inc.*                           1,298         12,266
Wausau Paper Corp.                                      674          7,515
                                                                   -------
Total Paper & Forest Products                                       30,710
--------------------------------------------------------------------------
Personal Products - 0.7%
American Oriental Bioengineering, Inc.*               1,218         13,581
Chattem, Inc.*                                          323         22,778
Elizabeth Arden, Inc.*                                1,105         29,790
Inter Parfums, Inc.                                     593         14,036
Parlux Fragrances, Inc.*                                835          3,257
Prestige Brands Holdings, Inc.*                       1,728         18,973
USANA Health Sciences, Inc.*(a)                         454         19,863
                                                                   -------
Total Personal Products                                            122,278
--------------------------------------------------------------------------
Pharmaceuticals - 0.7%
Bentley Pharmaceuticals, Inc.*                          498          6,215
Bradley Pharmaceuticals, Inc.*                          458          8,336
Hi-Tech Pharmacal Co., Inc.*                            427          5,068
Noven Pharmaceuticals, Inc.*                            360          5,735
Pain Therapeutics, Inc.*                              1,162         10,865
Salix Pharmaceuticals Ltd.*                             698          8,669
Sciele Pharma, Inc.*                                  1,250         32,525
Viropharma, Inc.*                                     5,783         51,468
                                                                   -------
Total Pharmaceuticals                                              128,881
--------------------------------------------------------------------------
Real Estate Investment Trusts - 1.7%
Acadia Realty Trust                                     440         11,937
Agree Realty Corp.                                      296          9,277
American Campus Communities, Inc.                       264          7,733
American Land Lease, Inc.                               391          8,786
Ashford Hospitality Trust, Inc.                         770          7,739
Cedar Shopping Centers, Inc.                            594          8,090
Equity Inns, Inc.                                       471         10,635
Feldman Mall Properties, Inc.                         1,440         10,886
First Potomac Realty Trust                              277          6,039
Getty Realty Corp.                                      890         24,207
Glimcher Realty Trust                                   336          7,896
Investors Real Estate Trust                           1,544         16,675
Kite Realty Group Trust                                 546         10,265
LTC Properties, Inc.                                    650         15,386
Medical Properties Trust, Inc.                        1,392         18,541
National Health Investors, Inc.                       1,026         31,713
Omega Healthcare Investors, Inc.                      1,400         21,742
Parkway Properties, Inc.                                176          7,769
Ramco-Gershenson Properties Trust                       272          8,497
Saul Centers, Inc.                                      272         14,008
Universal Health Realty Income Trust                    554         19,684
Urstadt Biddle Properties, Inc. Class A                 522          8,075
Winthrop Realty Trust                                 3,034         20,419
                                                                   -------
Total Real Estate Investment Trusts                                305,999
--------------------------------------------------------------------------
Real Estate Management & Development - 0.0%
Consolidated-Tomoka Land Co.                            128          8,603
--------------------------------------------------------------------------
Road & Rail - 1.4%
Arkansas Best Corp.                                   1,728         56,435
Celadon Group, Inc.*                                    850         10,005
Dollar Thrifty Automotive Group, Inc.*                  714         24,769
Frozen Food Express Industries, Inc.                    548          3,688
Genesee & Wyoming, Inc. Class A*                        352         10,152
Marten Transport Ltd.*                                  976         15,040
Old Dominion Freight Line, Inc.*                      1,809         43,362
P.A.M. Transportation Services, Inc.*                   706         12,708
Patriot Transportation Holding Inc.*                    120         11,801
Quality Distribution, Inc.*                           3,056         27,198
Saia, Inc.*                                             698         11,538
U.S. Xpress Enterprises, Inc. Class A*                  767         15,156
Universal Truckload Services, Inc.*                     586         12,869
USA Truck, Inc.*                                        593          9,043
                                                                   -------
Total Road & Rail                                                  263,764
--------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  47

WisdomTree SmallCap Earnings Fund

September 30, 2007

-----------------------------------------------------------------------------
Investments                                             Shares         Value
-----------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 3.0%
Actel Corp.*                                               618        $ 6,631
Advanced Energy Industries, Inc.*                        1,632         24,643
AMIS Holdings, Inc.*                                     1,680         16,313
Axcelis Technologies, Inc.*                              1,640          8,380
Brooks Automation, Inc.*                                 1,162         16,547
Cabot Microelectronics Corp.*                              650         27,788
Cirrus Logic, Inc.*                                      2,808         17,971
Cohu, Inc.                                                 786         14,738
Diodes, Inc.*                                            1,144         36,722
DSP Group, Inc.*                                           746         11,809
Exar Corp.*                                                762          9,952
IXYS Corp.*                                              2,298         23,968
Kulicke & Soffa Industries, Inc.*                        7,261         61,573
Mattson Technology, Inc.*                                1,290         11,159
Micrel, Inc.                                             2,230         24,084
MIPS Technologies, Inc.*                                   712          5,625
Monolithic Power Systems, Inc.*                            730         18,542
Netlogic Microsystems, Inc.*                               408         14,733
Omnivision Technologies, Inc.*                           3,567         81,077
Photronics Inc.*                                         1,105         12,608
Rudolph Technologies, Inc.*                                618          8,547
Semtech Corp.*                                           1,138         23,306
Silicon Image, Inc.*                                     1,400          7,210
Silicon Storage Technology, Inc.*                        2,640          8,501
Standard Microsystems Corp.*                               530         20,363
Supertex, Inc.*                                            304         12,124
Triquint Semiconductor, Inc.*                            2,018          9,908
Ultra Clean Holdings*                                      501          7,365
Veeco Instruments, Inc.*                                   498          9,651
                                                                      -------
Total Semiconductors & Semiconductor Equipment                        551,838
-----------------------------------------------------------------------------
Software - 2.0%
Advent Software, Inc.*                                     272         12,776
Ansoft Corp.*                                              416         13,720
Aspen Technology, Inc.*                                    786         11,256
Blackboard, Inc.*                                          296         13,569
Concur Technologies, Inc.*                               1,538         48,477
Epicor Software Corp.*                                   1,042         14,348
EPIQ Systems, Inc.*                                      2,420         45,543
i2 Technologies, Inc.*(a)                                1,226         18,697
Informatica Corp.*                                       1,664         26,124
Interactive Intelligence, Inc.*                            210          3,990
MSC.Software Corp.*                                        642          8,744
Progress Software Corp.*                                   466         14,120
QAD, Inc.                                                1,252         10,842
Quality Systems, Inc.                                      458         16,777
Radiant Systems, Inc.*                                     993         15,719
Renaissance Learning, Inc.                                 674          8,149
Smith Micro Software, Inc.*                                794         12,752
SPSS, Inc.*                                                368         15,140
Tyler Technologies, Inc.*                                  706          9,425
Ultimate Software Group, Inc.*                             392         13,681
VASCO Data Security International*                         674         23,799
Wind River Systems, Inc.*                                  898         10,569
                                                                      -------
Total Software                                                        368,217
-----------------------------------------------------------------------------
Specialty Retail - 2.9%
A.C. Moore Arts & Crafts, Inc.*                            490          7,722
America's Car-Mart, Inc.*                                  918         10,383
Asbury Automotive Group, Inc.                            1,778         35,222
Big 5 Sporting Goods Corp.                                 754         14,100
Blockbuster, Inc. Class A*                               6,837         36,715
Books-A-Million, Inc.                                      700          9,261
Buckle, Inc. (The)                                         958         36,347
Build-A-Bear Workshop, Inc.*                               554          9,839
Cache, Inc.*                                               432          7,711
Casual Male Retail Group, Inc.*                            770          6,899
Cato Corp. (The) Class A                                 1,442         29,474
Charlotte Russe Holding, Inc.*                             762         11,156
Christopher & Banks Corp.                                1,258         15,247
Conn's, Inc.*                                            1,210         28,907
Cost Plus, Inc.*                                         1,956          7,863
DEB Shops, Inc.                                            610         16,403
Genesco, Inc.*                                           1,090         50,282
Haverty Furniture Cos., Inc.                               874          7,665
Hibbett Sports, Inc.*                                      626         15,525
HOT Topic, Inc.*                                           922          6,878
JOS A Bank Clothiers, Inc.*                                770         25,733
Lithia Motors, Inc. Class A                              1,250         21,325
Monro Muffler, Inc.                                        376         12,705
Mothers Work, Inc.*                                        493          9,204
Select Comfort Corp.*                                    1,906         26,589
Stage Stores, Inc.                                       1,317         24,009
Syms Corp.                                                 720         10,807
United Retail Group, Inc.*                               1,406         19,108
Zumiez, Inc.*                                              320         14,198
                                                                      -------
Total Specialty Retail                                                527,277
-----------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 1.3%
Charles & Colvard Ltd.                                   1,187          4,784
Cherokee, Inc.                                             281         10,779
Deckers Outdoor Corp.*                                     352         38,649
Hartmarx Corp.*                                          1,480          7,252
Iconix Brand Group, Inc.*                                  882         20,983
Kenneth Cole Productions, Inc. Class A                     658         12,745
Maidenform Brands, Inc.*                                   818         12,990
Movado Group, Inc.                                         755         24,100
Oxford Industries, Inc.                                    642         23,189

                       See Notes to Financial Statements.

48  WisdomTree Domestic Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund

September 30, 2007

----------------------------------------------------------------------------------
Investments                                             Shares             Value
----------------------------------------------------------------------------------
Perry Ellis International, Inc.*                            416        $    11,527
True Religion Apparel, Inc.*                              1,026             18,058
UniFirst Corp.                                              671             25,136
Volcom, Inc.*                                               594             25,257
                                                                       -----------
Total Textiles, Apparel & Luxury Goods                                     235,449
----------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 3.8%
Accredited Home Lenders Holding Co.*(a)                   5,061             59,062
Anchor Bancorp Wisconsin, Inc.                              977             26,379
Bank Mutual Corp.                                         1,138             13,417
BankAtlantic Bancorp, Inc. Class A                          738              6,398
BankUnited Financial Corp. Class A                        2,307             35,851
Berkshire Hills Bancorp, Inc.                               288              8,706
Brookline Bancorp, Inc.                                     978             11,335
Citizens First Bancorp, Inc.                                344              6,175
City Bank/Lynnwood WA                                       432             12,407
Clifton Savings Bancorp, Inc.                               802              9,488
Dime Community Bancshares, Inc.                           1,507             22,560
Federal Agricultural Mortgage Corp. Class C                 694             20,376
First Busey Corp.                                           839             18,382
First Defiance Financial Corp.                              454             12,258
First Financial Holdings, Inc.                              454             14,201
First Place Financial Corp.                                 658             11,647
FirstFed Financial Corp.*(a)                              1,309             64,861
Flagstar Bancorp, Inc.                                    4,056             39,465
Flushing Financial Corp.                                    889             14,935
Imperial Capital Bancorp, Inc.                              305              8,616
KNBT Bancorp, Inc.                                          951             15,730
OceanFirst Financial Corp.                                  490              8,541
Ocwen Financial Corp.*(a)                                10,129             95,516
Partners Trust Financial Group, Inc.                      1,608             19,569
PFF Bancorp, Inc.                                         1,074             16,475
Provident Financial Holdings, Inc.                          698             15,544
Provident New York Bancorp                                  842             11,039
TierOne Corp.                                               842             22,288
Triad Guaranty, Inc.*                                       826             15,669
TrustCo Bank Corp.                                        2,672             29,205
United Community Financial Corp.                          1,250              9,025
Willow Financial Bancorp, Inc.                              699              8,689
WSFS Financial Corp.                                        315             19,656
                                                                       -----------
Total Thrifts & Mortgage Finance                                           703,465
----------------------------------------------------------------------------------
Tobacco - 0.1%
Vector Group Ltd.                                         1,040             23,306
----------------------------------------------------------------------------------
Trading Companies & Distributors - 0.9%
Beacon Roofing Supply, Inc.*(a)                           1,696             17,333
BlueLinx Holdings, Inc.                                   2,282             16,065
Electro Rent Corp.                                          874             12,245
Interline Brands, Inc.*                                     810             18,622
Kaman Corp.                                                 890             30,758
Lawson Products, Inc.                                       258              8,981
Nuco2, Inc.*                                                408             10,502
Rush Enterprises, Inc. Class A*                           2,218             56,227
                                                                       -----------
Total Trading Companies & Distributors                                     170,733
----------------------------------------------------------------------------------
Water Utilities - 0.3%
American States Water Co.                                   384             14,976
California Water Service Group                              384             14,780
Middlesex Water Co.                                         534             10,093
SJW Corp.                                                   401             13,690
Southwest Water Co.                                         754              9,523
                                                                       -----------
Total Water Utilities                                                       63,062
----------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.3%
Syniverse Holdings, Inc.*                                 2,292             36,443
USA Mobility, Inc.*                                       1,122             18,928
                                                                       -----------
Total Wireless Telecommunication Services                                   55,371
----------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $19,149,752)                                                     18,277,055
==================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 3.9%
MONEY MARKET FUNDS(b) - 3.9%
AIM Liquid Assets Portfolio, 5.11%                          195                195
UBS Private Money Market Fund LLC, 5.21%                727,405            727,405
                                                                       -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $727,600)(c)                                                        727,600
==================================================================================
TOTAL INVESTMENTS IN SECURITIES - 103.3%
(Cost: $19,877,352)(d)                                                  19,004,655
Liabilities in Excess of Other Assets - (3.3)%                            (612,129)
                                                                       -----------
NET ASSETS - 100.0%                                                    $18,392,526
==================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Interest rates shown reflect yields as of September 30, 2007.

(c) At September 30, 2007, the total market value of the Fund's securities on loan was $663,231 and the total market value of the collateral held by the Fund was $727,600.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  49

Schedule of Investments (unaudited)

WisdomTree Earnings Top 100 Fund

September 30, 2007

------------------------------------------------------------------------------
Investments                                            Shares          Value
------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
Aerospace & Defense - 2.6%
Honeywell International, Inc.                           2,430        $ 144,512
Lockheed Martin Corp.                                   1,260          136,697
Raytheon Co.                                            2,028          129,427
                                                                     ---------
Total Aerospace & Defense                                              410,636
------------------------------------------------------------------------------
Auto Components - 1.0%
Johnson Controls, Inc.                                  1,336          157,795
------------------------------------------------------------------------------
Building Products - 0.7%
Masco Corp.                                             4,801          111,239
------------------------------------------------------------------------------
Capital Markets - 4.1%
Bear Stearns & Co., Inc. (The)                          1,212          148,846
Goldman Sachs Group, Inc.                                 899          194,849
Lehman Brothers Holdings, Inc.                          1,126           69,508
Merrill Lynch & Co., Inc.                               1,264           90,098
Morgan Stanley                                          2,178          137,214
                                                                     ---------
Total Capital Markets                                                  640,515
------------------------------------------------------------------------------
Chemicals - 2.7%
Dow Chemical Co. (The)                                  3,859          166,168
PPG Industries, Inc.                                    1,836          138,710
Rohm & Haas Co.                                         2,082          115,905
                                                                     ---------
Total Chemicals                                                        420,783
------------------------------------------------------------------------------
Commercial Banks - 8.2%
BB&T Corp.                                              2,863          115,637
Fifth Third Bancorp                                     2,821           95,575
KeyCorp                                                 3,775          122,046
M&T Bank Corp.                                            888           91,864
Marshall & Ilsley Corp.                                 2,436          106,624
National City Corp.                                     3,901           97,876
PNC Financial Services Group, Inc. (The)                2,899          197,421
SunTrust Banks, Inc.                                    1,410          106,695
U.S. Bancorp                                            3,781          122,996
Wachovia Corp.                                          2,040          102,306
Wells Fargo & Co.                                       3,530          125,738
                                                                     ---------
Total Commercial Banks                                               1,284,778
------------------------------------------------------------------------------
Communications Equipment - 0.6%
Motorola, Inc.                                          5,241           97,116
------------------------------------------------------------------------------
Computers & Peripherals - 0.9%
International Business Machines Corp.                   1,162          136,884
------------------------------------------------------------------------------
Consumer Finance - 2.1%
Capital One Financial Corp.                             2,374          157,705
Discover Financial Services                             1,089           22,651
SLM Corp.                                               3,082          153,083
                                                                     ---------
Total Consumer Finance                                                 333,439
------------------------------------------------------------------------------
Diversified Financials - 3.3%
Bank of America Corp.                                   2,738          137,639
CIT Group, Inc.                                         3,086          124,057
Citigroup, Inc.                                         2,753          128,483
JPMorgan Chase & Co.                                    2,733          125,226
                                                                     ---------
Total Diversified Financials                                           515,405
------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.                            2,959          131,025
------------------------------------------------------------------------------
Electric Utilities - 1.9%
Edison International                                    2,797          155,094
PPL Corp.                                               3,043          140,891
                                                                     ---------
Total Electric Utilities                                               295,985
------------------------------------------------------------------------------
Energy Equipment & Services - 1.7%
BJ Services Co.                                         4,315          114,563
Halliburton Co.                                         4,063          156,019
                                                                     ---------
Total Energy Equipment & Services                                      270,582
------------------------------------------------------------------------------
Food & Staples Retailing - 0.8%
Kroger Co. (The)                                        4,624          131,876
------------------------------------------------------------------------------
Food Products - 1.0%
Archer-Daniels-Midland Co.                              3,606          119,286
Kraft Foods, Inc. Class A                                 915           31,577
                                                                     ---------
Total Food Products                                                    150,863
------------------------------------------------------------------------------
Health Care Providers & Services - 3.0%
Aetna, Inc.                                             2,995          162,539
Cigna Corp.                                             3,554          189,392
WellPoint, Inc.*                                        1,425          112,461
                                                                     ---------
Total Health Care Providers & Services                                 464,392
------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.8%
Starwood Hotels & Resorts Worldwide, Inc.               2,069          125,692
------------------------------------------------------------------------------
Household Durables - 0.7%
Fortune Brands, Inc.                                    1,272          103,655
------------------------------------------------------------------------------
Independent Power Producers & Energy - 1.2%
TXU Corp.                                               2,853          195,345
------------------------------------------------------------------------------
Insurance - 12.0%
Allstate Corp. (The)                                    3,223          184,323
American Family Life Assurance Co., Inc.                2,478          141,345
American International Group, Inc.                      1,596          107,969
Chubb Corp. (The)                                       3,517          188,653
Genworth Financial, Inc. Class A                        4,375          134,444
Hartford Financial Services Group, Inc. (The)           1,989          184,082
Lincoln National Corp.                                  1,692          111,621
Loews Corp.                                             2,989          144,518
Metlife, Inc.                                           2,448          170,699
Principal Financial Group, Inc.                         1,860          117,347
Progressive Corp. (The)                                 6,482          125,816
Prudential Financial, Inc.                              1,348          131,538
Travelers Cos., Inc. (The)                              2,839          142,915
                                                                     ---------
Total Insurance                                                      1,885,270
------------------------------------------------------------------------------
Machinery - 6.9%
Caterpillar, Inc.                                       2,544          199,526
Deere & Co.                                             1,194          177,213

                       See Notes to Financial Statements.

50  WisdomTree Domestic Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings Top 100 Fund

September 30, 2007

---------------------------------------------------------------------------
Investments                                      Shares            Value
---------------------------------------------------------------------------
Eaton Corp.                                        1,854        $   183,620
Illinois Tool Works, Inc.                          2,328            138,842
Paccar, Inc.                                       2,322            197,951
Parker Hannifin Corp.                              1,668            186,532
                                                                -----------
Total Machinery                                                   1,083,684
---------------------------------------------------------------------------
Media - 1.8%
Gannett Co., Inc.                                  2,188             95,616
News Corp. Class A                                 8,209            180,516
                                                                -----------
Total Media                                                         276,132
---------------------------------------------------------------------------
Metals & Mining - 7.1%
Alcoa, Inc.                                        4,321            169,038
Freeport-McMoRan Copper & Gold, Inc.               3,390            355,577
Nucor Corp.                                        2,710            161,164
Southern Copper Corp.(a)                           3,391            419,907
                                                                -----------
Total Metals & Mining                                             1,105,686
---------------------------------------------------------------------------
Multiline Retail - 0.6%
J.C. Penney Co., Inc.                              1,381             87,514
---------------------------------------------------------------------------
Multi-Utilities - 1.9%
PG&E Corp.                                         2,532            121,030
Sempra Energy                                      2,929            170,233
                                                                -----------
Total Multi-Utilities                                               291,263
---------------------------------------------------------------------------
Office Electronics - 0.9%
Xerox Corp.*                                       8,026            139,171
---------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 22.2%
Anadarko Petroleum Corp.                           5,551            298,366
Apache Corp.                                       3,068            276,304
Chesapeake Energy Corp.                            7,010            247,173
Chevron Corp.                                      2,575            240,969
ConocoPhillips                                     3,481            305,527
Devon Energy Corp.                                 2,442            203,174
EOG Resources, Inc.                                2,238            161,875
Exxon Mobil Corp.                                  1,980            183,269
Hess Corp.                                         4,326            287,809
Marathon Oil Corp.                                 5,558            316,917
Murphy Oil Corp.                                   2,298            160,607
Occidental Petroleum Corp.                         3,595            230,368
Valero Energy Corp.                                5,227            351,149
XTO Energy, Inc.                                   3,553            219,718
                                                                -----------
Total Oil, Gas & Consumable Fuels                                 3,483,225
---------------------------------------------------------------------------
Pharmaceuticals - 0.6%
Wyeth                                              2,182             97,208
---------------------------------------------------------------------------
Real Estate Investment Trusts - 0.4%
Boston Properties, Inc.                              690             71,691
---------------------------------------------------------------------------
Road & Rail - 2.6%
Burlington Northern Santa Fe Corp.                 1,588            128,898
CSX Corp.                                          3,538            151,178
Norfolk Southern Corp.                             2,358            122,404
                                                                -----------
Total Road & Rail                                                   402,480
---------------------------------------------------------------------------
Specialty Retail - 1.4%
Home Depot, Inc.                                   3,409            110,588
Lowe's Cos., Inc.                                  3,777            105,832
                                                                -----------
Total Specialty Retail                                              216,420
---------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.                        4,849             92,179
Washington Mutual, Inc.                            2,959            104,483
                                                                -----------
Total Thrifts & Mortgage Finance                                    196,662
---------------------------------------------------------------------------
Tobacco - 2.1%
Altria Group, Inc.                                 1,320             91,780
Reynolds American, Inc.                            3,772            239,861
                                                                -----------
Total Tobacco                                                       331,641
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $15,013,443)                                              15,646,052
===========================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 1.8%
MONEY MARKET FUND(b) - 1.8%
UBS Private Money Market Fund LLC, 5.21%
(Cost: $281,600)(c)                              281,600            281,600
===========================================================================
TOTAL INVESTMENTS IN SECURITIES - 101.6%
(Cost: $15,295,043)(d)                                           15,927,652
Liabilities in Excess of Cash and Other
Assets - (1.6)%                                                    (250,859)
                                                                -----------
NET ASSETS - 100.0%                                             $15,676,793
===========================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Interest rates shown reflect yields as of September 30, 2007.

(c) At September 30, 2007, the total market value of the Fund's securities on loan was $275,374 and the total market value of the collateral held by the Fund was $281,600.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  51

Schedule of Investments (unaudited)

WisdomTree Low P/E Fund

September 30, 2007

-------------------------------------------------------------------------
Investments                                       Shares          Value
-------------------------------------------------------------------------
COMMON STOCKS - 99.4%
Aerospace & Defense - 2.1%
Alliant Techsystems, Inc.*                           154        $  16,832
BE Aerospace, Inc.*                                  462           19,187
Ceradyne, Inc.*                                      253           19,162
Goodrich Corp.                                       528           36,025
Hexcel Corp.*                                        715           16,238
Honeywell International, Inc.                      2,555          151,947
Lockheed Martin Corp.                              1,352          146,678
Northrop Grumman Corp.                             1,091           85,098
Raytheon Co.                                       1,399           89,284
                                                                ---------
Total Aerospace & Defense                                         580,451
-------------------------------------------------------------------------
Airlines - 0.1%
Continental Airlines, Inc. Class B*                  355           11,726
Skywest, Inc.                                        528           13,289
                                                                ---------
Total Airlines                                                     25,015
-------------------------------------------------------------------------
Auto Components - 0.6%
ArvinMeritor, Inc.                                   682           11,471
Autoliv, Inc.                                        363           21,689
BorgWarner, Inc.                                     251           22,974
Goodyear Tire & Rubber Co. (The)*                    858           26,092
Johnson Controls, Inc.                               627           74,055
TRW Automotive Holdings Corp.*                       484           15,333
                                                                ---------
Total Auto Components                                             171,614
-------------------------------------------------------------------------
Automobiles - 0.1%
Thor Industries, Inc.                                350           15,747
-------------------------------------------------------------------------
Beverages - 0.2%
Pepsi Bottling Group, Inc.                           770           28,621
PepsiAmericas, Inc.                                  627           20,340
                                                                ---------
Total Beverages                                                    48,961
-------------------------------------------------------------------------
Biotechnology - 0.1%
ImClone Systems, Inc.*                               829           34,271
-------------------------------------------------------------------------
Building Products - 0.3%
Lennox International, Inc.                           385           13,013
Masco Corp.                                        1,684           39,018
Simpson Manufacturing Co., Inc.                      407           12,963
USG Corp.*(a)                                        353           13,255
                                                                ---------
Total Building Products                                            78,249
-------------------------------------------------------------------------
Capital Markets - 4.5%
Allied Capital Corp.(a)                              869           25,540
American Capital Strategies Ltd.(a)                  799           34,141
Apollo Investment Corp.                              760           15,808
Bear Stearns & Cos., Inc. (The)                      642           78,844
Goldman Sachs Group, Inc.                          2,059          446,268
Knight Capital Group, Inc. Class A*                  770            9,209
LaBranche & Cos., Inc.*                            2,014            9,426
Lehman Brothers Holdings, Inc.                     2,533          156,362
Merrill Lynch & Co., Inc.                          2,919          208,066
Morgan Stanley                                     4,708          296,604
                                                                ---------
Total Capital Markets                                           1,280,268
-------------------------------------------------------------------------
Chemicals - 1.7%
Celanese Corp. Series A                              627           24,440
Dow Chemical Co. (The)                             4,321          186,062
Eastman Chemical Co.                                 352           23,489
Huntsman Corp.                                       902           23,894
Lubrizol Corp.                                       252           16,395
Lyondell Chemical Co.                              1,254           58,123
Olin Corp.                                           713           15,957
OM Group, Inc.*                                      211           11,143
PPG Industries, Inc.                                 583           44,046
Rohm & Haas Co.                                      715           39,804
Valspar Corp. (The)                                  484           13,170
Westlake Chemical Corp.                              496           12,564
                                                                ---------
Total Chemicals                                                   469,087
-------------------------------------------------------------------------
Commercial Banks - 6.9%
Associated Banc-Corp                                 484           14,341
BancorpSouth, Inc.                                   528           12,830
Bank of Hawaii Corp.                                 264           13,952
BB&T Corp.                                         1,982           80,053
BOK Financial Corp.                                  264           13,572
Cathay General Bancorp                               396           12,755
Chittenden Corp.                                     440           15,470
Citizens Banking Corp.                               837           13,484
City National Corp.                                  187           12,998
Colonial BancGroup, Inc. (The)                       539           11,653
Comerica, Inc.                                       682           34,973
Commerce Bancshares, Inc.                            275           12,620
Cullen/Frost Bankers, Inc.                           253           12,680
East West Bancorp, Inc.                              363           13,053
Fifth Third Bancorp                                1,861           63,051
FirstMerit Corp.                                     605           11,955
Fulton Financial Corp.                               858           12,338
Huntington Bancshares, Inc.                        1,056           17,931
International Bancshares Corp.                       518           11,241
KeyCorp                                            1,641           53,054
M&T Bank Corp.                                       352           36,414
Marshall & Ilsley Corp.                              847           37,073
National City Corp.                                3,169           79,510
Pacific Capital Bancorp                              418           10,993
Park National Corp.                                  143           12,470
PNC Financial Services Group, Inc. (The)           1,806          122,989
SunTrust Banks, Inc.                               1,254           94,890
Synovus Financial Corp.                              990           27,770
TCF Financial Corp.                                  506           13,247
Trustmark Corp.                                      462           12,954
U.S. Bancorp                                       6,770          220,228
UnionBanCal Corp.                                    583           34,053
Wachovia Corp.                                     6,330          317,451
Wells Fargo & Co.                                 11,754          418,678
Westamerica Bancorp                                  275           13,698
Whitney Holding Corp.                                418           11,027

                       See Notes to Financial Statements.

52  WisdomTree Domestic Earnings Funds

WisdomTree Low P/E Fund

September 30, 2007

------------------------------------------------------------------------------
Investments                                            Shares          Value
------------------------------------------------------------------------------
Wilmington Trust Corp.                                    319        $  12,409
Zions Bancorp                                             363           24,927
                                                                     ---------
Total Commercial Banks                                               1,944,785
------------------------------------------------------------------------------
Commercial Services & Supplies - 0.1%
Deluxe Corp.                                              408           15,031
PHH Corp.*                                                451           11,852
United Stationers, Inc.*                                  217           12,048
                                                                     ---------
Total Commercial Services & Supplies                                    38,931
------------------------------------------------------------------------------
Communications Equipment - 0.6%
Arris Group, Inc.*                                        924           11,411
CommScope, Inc.*                                          373           18,740
Motorola, Inc.                                          8,317          154,114
                                                                     ---------
Total Communications Equipment                                         184,265
------------------------------------------------------------------------------
Computers & Peripherals - 2.1%
International Business Machines Corp.                   4,743          558,725
Palm, Inc.*                                             1,289           20,972
Western Digital Corp.*                                  1,100           27,852
                                                                     ---------
Total Computers & Peripherals                                          607,549
------------------------------------------------------------------------------
Construction Materials - 0.1%
Eagle Materials, Inc.                                     318           11,365
Florida Rock Industries, Inc.                             270           16,873
                                                                     ---------
Total Construction Materials                                            28,238
------------------------------------------------------------------------------
Consumer Finance - 1.0%
AmeriCredit Corp.*                                        889           15,629
Capital One Financial Corp.                             1,605          106,619
CompuCredit Corp.*                                        396            8,597
Discover Financial Services                             2,310           48,048
First Marblehead Corp. (The)(a)                           374           14,186
SLM Corp.                                               1,619           80,416
Student Loan Corp. (The)                                   77           13,885
                                                                     ---------
Total Consumer Finance                                                 287,380
------------------------------------------------------------------------------
Containers & Packaging - 0.1%
Ball Corp.                                                341           18,328
Temple-Inland, Inc.                                       320           16,842
                                                                     ---------
Total Containers & Packaging                                            35,170
------------------------------------------------------------------------------
Diversified Consumer Services - 0.0%
Career Education Corp.*                                   461           12,903
------------------------------------------------------------------------------
Diversified Financials - 9.0%
Bank of America Corp.                                  19,059          958,096
CIT Group, Inc.                                         1,045           42,009
Citigroup, Inc.                                        19,897          928,593
JPMorgan Chase & Co.                                   13,222          605,832
                                                                     ---------
Total Diversified Financials                                         2,534,530
------------------------------------------------------------------------------
Diversified Telecommunication Services - 1.6%
CenturyTel, Inc.                                          418           19,320
Cincinnati Bell, Inc.*                                  2,798           13,822
Verizon Communications, Inc.                            8,937          395,731
Windstream Corp.                                        1,520           21,462
                                                                     ---------
Total Diversified Telecommunication Services                           450,335
------------------------------------------------------------------------------
Electric Utilities - 0.8%
Edison International                                    1,254           69,535
FirstEnergy Corp.                                       1,001           63,403
Pinnacle West Capital Corp.                               400           15,804
PPL Corp.                                               1,265           58,570
Sierra Pacific Resources                                  865           13,606
Westar Energy, Inc.                                       495           12,157
                                                                     ---------
Total Electric Utilities                                               233,075
------------------------------------------------------------------------------
Electrical Equipment - 0.1%
Genlyte Group, Inc.*                                      187           12,017
Regal-Beloit Corp.                                        297           14,223
                                                                     ---------
Total Electrical Equipment                                              26,240
------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.4%
Anixter International, Inc.*                              230           18,964
Arrow Electronics, Inc.*                                  545           23,174
Avnet, Inc.*                                              506           20,169
Benchmark Electronics, Inc.*                              605           14,441
Ingram Micro, Inc. Class A*                               704           13,805
Vishay Intertechnology, Inc.*                             957           12,470
                                                                     ---------
Total Electronic Equipment & Instruments                               103,023
------------------------------------------------------------------------------
Energy Equipment & Services - 1.7%
BJ Services Co.                                         1,309           34,754
Diamond Offshore Drilling, Inc.                           374           42,370
ENSCO International, Inc.                                 616           34,558
Global Industries Ltd.*                                   990           25,502
Grant Prideco, Inc.*                                      484           26,388
Grey Wolf, Inc.*                                        1,214            7,952
Gulfmark Offshore, Inc.*                                  158            7,688
Halliburton Co.                                         4,231          162,470
Helmerich & Payne, Inc.                                   528           17,334
Oil States International, Inc.*                           462           22,315
Patterson-UTI Energy, Inc.                              1,521           34,329
Rowan Cos., Inc.                                          440           16,095
RPC, Inc.                                                 825           11,723
SEACOR Holdings, Inc.*                                    132           12,553
Tidewater, Inc.                                           264           16,590
Unit Corp.*                                               319           15,440
                                                                     ---------
Total Energy Equipment & Services                                      488,061
------------------------------------------------------------------------------
Food & Staples Retailing - 2.4%
Kroger Co. (The)                                        2,167           61,803
Rite Aid Corp.*                                        12,934           59,755
Wal-Mart Stores, Inc.                                  13,076          570,767
                                                                     ---------
Total Food & Staples Retailing                                         692,325
------------------------------------------------------------------------------
Food Products - 0.9%
Archer-Daniels-Midland Co.                              2,426           80,252
Kraft Foods, Inc. Class A                               4,809          165,959
Seaboard Corp.                                             11           21,560
                                                                     ---------
Total Food Products                                                    267,771
------------------------------------------------------------------------------
Gas Utilities - 0.2%
AGL Resources Inc.                                        349           13,827
Energen Corp.                                             286           16,337

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  53

WisdomTree Low P/E Fund

September 30, 2007

----------------------------------------------------------------------------
Investments                                            Shares         Value
----------------------------------------------------------------------------
Nicor, Inc.                                               297        $12,741
                                                                     -------
Total Gas Utilities                                                   42,905
----------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.1%
Kinetic Concepts, Inc.*                                   264         14,858
----------------------------------------------------------------------------
Health Care Providers & Services - 1.5%
Aetna, Inc.                                             2,026        109,951
Cigna Corp.                                             1,353         72,101
Coventry Health Care, Inc.*                               558         34,713
Health Net, Inc.*                                         366         19,782
LifePoint Hospitals, Inc.*                                391         11,734
Lincare Holdings, Inc.*                                   352         12,901
Sierra Health Services, Inc.*                             340         14,345
WellPoint, Inc.*                                        1,979        156,183
                                                                     -------
Total Health Care Providers & Services                               431,710
----------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.3%
CBRL Group, Inc.                                          284         11,587
CKE Restaurants, Inc.                                     704         11,412
Ruby Tuesday, Inc.                                        406          7,446
Speedway Motorsports, Inc.                                339         12,543
Starwood Hotels & Resorts Worldwide, Inc.                 858         52,124
                                                                     -------
Total Hotels, Restaurants & Leisure                                   95,112
----------------------------------------------------------------------------
Household Durables - 1.5%
American Greetings Corp. Class A                          561         14,810
Beazer Homes USA, Inc.(a)                                 537          4,430
Black & Decker Corp. (The)                                341         28,405
Centex Corp.                                              880         23,382
D.R. Horton, Inc.                                       2,379         30,475
Ethan Allen Interiors, Inc.                               363         11,866
Fortune Brands, Inc.                                      473         38,546
Hovnanian Enterprises, Inc. Class A*(a)                   605          6,709
KB Home                                                   671         16,815
Leggett & Platt, Inc.                                     583         11,170
Lennar Corp. Class A                                    1,331         30,147
MDC Holdings, Inc.                                        385         15,762
Meritage Homes Corp.*(a)                                  493          6,961
Mohawk Industries, Inc.*                                  286         23,252
NVR, Inc.*                                                 55         25,864
Pulte Homes, Inc.                                       1,894         25,777
Ryland Group, Inc. (The)                                  418          8,958
Standard-Pacific Corp.                                    737          4,046
Stanley Works (The)                                       286         16,053
Tempur-Pedic International, Inc.                          550         19,663
Toll Brothers, Inc.*                                    1,320         26,387
TOUSA, Inc.(a)                                          2,237          3,602
Tupperware Brands Corp.                                   488         15,367
Whirlpool Corp.                                           286         25,483
                                                                     -------
Total Household Durables                                             433,930
----------------------------------------------------------------------------
Household Products - 0.1%
Energizer Holdings, Inc.*                                 197         21,837
----------------------------------------------------------------------------
Independent Power Producers & Energy - 0.9%
Mirant Corp.*                                           1,421         57,806
NRG Energy, Inc.*                                       1,100         46,519
TXU Corp.                                               2,200        150,634
                                                                     -------
Total Independent Power Producers & Energy                           254,959
----------------------------------------------------------------------------
Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.                                       308         14,969
----------------------------------------------------------------------------
Insurance - 9.3%
Alfa Corp.                                                715         12,999
Alleghany Corp.                                            33         13,398
Allstate Corp. (The)                                    3,857        220,582
AMBAC Financial Group, Inc.                               495         31,140
American Family Life Assurance Co., Inc.                1,582         90,237
American Financial Group, Inc.                            528         15,059
American International Group, Inc.                      8,689        587,810
Assurant, Inc.                                            660         35,310
Chubb Corp. (The)                                       2,247        120,529
Cincinnati Financial Corp.                                594         25,726
Commerce Group, Inc.                                      451         13,291
Conseco, Inc.*                                            719         11,504
Delphi Financial Group, Inc. Class A                      352         14,228
Erie Indemnity Co. Class A                                253         15,466
First American Corp.                                      341         12,487
Genworth Financial, Inc. Class A                        1,960         60,231
Hanover Insurance Group, Inc. (The)                       286         12,638
Hartford Financial Services Group, Inc. (The)           1,465        135,586
HCC Insurance Holdings, Inc.                              429         12,287
LandAmerica Financial Group, Inc.                         220          8,576
Lincoln National Corp.                                    924         60,956
Loews Corp.                                             1,971         95,298
Markel Corp.*                                              44         21,296
MBIA, Inc.                                                592         36,142
Mercury General Corp.                                     253         13,644
Metlife, Inc.                                           3,274        228,295
Nationwide Financial Services, Inc. Class A               671         36,113
Odyssey Re Holdings Corp.                                 413         15,326
Old Republic International Corp.                        1,086         20,352
Philadelphia Consolidated Holding Co.*                    319         13,187
Principal Financial Group, Inc.                           869         54,825
ProAssurance Corp.*                                       264         14,222
Progressive Corp. (The)                                 3,384         65,683
Protective Life Corp.                                     297         12,605
Prudential Financial, Inc.                              1,460        142,467
Reinsurance Group of America, Inc.                        275         15,590
RLI Corp.                                                 242         13,726
Safeco Corp.                                              594         36,365
Selective Insurance Group, Inc.                           528         11,236
StanCorp Financial Group, Inc.                            286         14,160
Torchmark Corp.                                           407         25,364
Transatlantic Holdings, Inc.                              264         18,567
Travelers Cos., Inc. (The)                              3,040        153,034
Unitrin, Inc.                                             297         14,728
W.R. Berkley Corp.                                        979         29,008

                       See Notes to Financial Statements.

54  WisdomTree Domestic Earnings Funds

WisdomTree Low P/E Fund

September 30, 2007

---------------------------------------------------------------------
Investments                                   Shares          Value
---------------------------------------------------------------------
Zenith National Insurance Corp.                  331        $  14,859
                                                            ---------
Total Insurance                                             2,626,132
---------------------------------------------------------------------
Internet Software & Services - 0.1%
VeriSign, Inc.*                                  958           32,323
---------------------------------------------------------------------
IT Services - 0.1%
Wright Express Corp.*                            484           17,661
---------------------------------------------------------------------
Leisure Equipment & Products - 0.2%
Brunswick Corp.                                  484           11,064
Mattel, Inc.                                   1,287           30,194
Polaris Industries, Inc.                         286           12,475
                                                            ---------
Total Leisure Equipment & Products                             53,733
---------------------------------------------------------------------
Machinery - 3.3%
Actuant Corp. Class A                            275           17,867
Briggs & Stratton Corp.                          473           11,910
Caterpillar, Inc.                              3,106          243,605
Crane Co.                                        352           16,885
Cummins, Inc.                                    616           78,780
Deere & Co.                                      769          114,135
Eaton Corp.                                      638           63,188
Gardner Denver, Inc.*                            385           15,015
Harsco Corp.                                     330           19,559
Illinois Tool Works, Inc.                      1,784          106,398
Joy Global, Inc.                                 483           24,565
Lincoln Electric Holdings, Inc.                  209           16,220
Paccar, Inc.                                   1,133           96,588
Parker Hannifin Corp.                            495           55,356
Terex Corp.*                                     308           27,418
Timken Co. (The)                                 583           21,658
Toro Co. (The)                                   264           15,531
                                                            ---------
Total Machinery                                               944,678
---------------------------------------------------------------------
Media - 1.4%
Belo Corp. Class A                               737           12,794
Gannett Co., Inc.                                903           39,461
Getty Images, Inc.*                              264            7,350
News Corp. Class A                            15,857          348,696
                                                            ---------
Total Media                                                   408,301
---------------------------------------------------------------------
Metals & Mining - 3.3%
A.M. Castle & Co.                                351           11,443
AK Steel Holding Corp.*                          502           22,063
Alcoa, Inc.                                    3,711          145,175
Allegheny Technologies, Inc.                     333           36,613
Carpenter Technology Corp.                       133           17,291
Cleveland-Cliffs, Inc.                           308           27,095
Commercial Metals Co.                            836           26,459
Freeport-McMoRan Copper & Gold, Inc.           1,383          145,063
Nucor Corp.                                    1,487           88,432
Quanex Corp.                                     337           15,832
Reliance Steel & Aluminum Co.                    626           35,394
Ryerson, Inc.                                    283            9,548
Southern Copper Corp.                          1,731          214,351
Steel Dynamics, Inc.                             550           25,685
United States Steel Corp.                        892           94,498
Worthington Industries, Inc.                     674           15,879
                                                            ---------
Total Metals & Mining                                         930,821
---------------------------------------------------------------------
Multiline Retail - 0.2%
JC Penney Co., Inc.                              693           43,915
---------------------------------------------------------------------
Multi-Utilities - 1.1%
Centerpoint Energy, Inc.                       1,432           22,955
DTE Energy Co.                                   670           32,455
Integrys Energy Group, Inc.                      242           12,398
MDU Resources Group, Inc.                        605           16,843
OGE Energy Corp.                                 341           11,287
PG&E Corp.                                     1,210           57,838
SCANA Corp.                                      363           14,063
Sempra Energy                                  1,232           71,604
TECO Energy, Inc.                                803           13,193
Vectren Corp.                                    484           13,208
Wisconsin Energy Corp.                           352           15,851
Xcel Energy, Inc.                              1,232           26,537
                                                            ---------
Total Multi-Utilities                                         308,232
---------------------------------------------------------------------
Office Electronics - 0.2%
Xerox Corp.*                                   3,829           66,395
---------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 25.3%
Alon USA Energy, Inc.                            218            7,364
Anadarko Petroleum Corp.                       3,780          203,175
Apache Corp.                                   1,982          178,499
Cabot Oil & Gas Corp.                            418           14,697
Chesapeake Energy Corp.                        3,040          107,190
Chevron Corp.                                 12,310        1,151,969
Cimarex Energy Co.                               778           28,981
ConocoPhillips                                11,592        1,017,429
Devon Energy Corp.                             2,379          197,933
Encore Acquisition Co.*                          517           16,363
EOG Resources, Inc.                            1,144           82,746
Exxon Mobil Corp.                             27,078        2,506,339
Forest Oil Corp.*                                418           17,991
Frontier Oil Corp.                               627           26,108
Helix Energy Solutions Group, Inc.*              418           17,748
Hess Corp.                                     1,696          112,835
Holly Corp.                                      253           15,137
Marathon Oil Corp.                             5,622          320,565
Murphy Oil Corp.                                 693           48,434
Newfield Exploration Co.*                        693           33,375
Noble Energy, Inc.                               594           41,604
Occidental Petroleum Corp.                     4,664          298,869
Overseas Shipholding Group, Inc.                 361           27,736
Penn Virginia Corp.                              374           16,449
Pogo Producing Co.                               374           19,863
St. Mary Land & Exploration Co.                  374           13,341
Sunoco, Inc.                                     891           63,065
Swift Energy Co.*                                246           10,066
Tesoro Corp.                                   1,034           47,585
Valero Energy Corp.                            5,270          354,038

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  55

Schedule of Investments (unaudited) (concluded)

WisdomTree Low P/E Fund

September 30, 2007

----------------------------------------------------------------------------------------
Investments                                                    Shares           Value
----------------------------------------------------------------------------------------
W&T Offshore, Inc.                                                 429       $    10,459
Whiting Petroleum Corp.*                                           308            13,691
XTO Energy, Inc.                                                 1,971           121,887
                                                                             -----------
Total Oil, Gas & Consumable Fuels                                              7,143,531
----------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.                                            638            10,827
----------------------------------------------------------------------------------------
Personal Products - 0.1%
Alberto-Culver Co.                                                 583            14,453
----------------------------------------------------------------------------------------
Pharmaceuticals - 4.1%
Barr Pharmaceuticals, Inc.*                                        414            23,561
Merck & Co., Inc.                                                6,707           346,685
Pfizer, Inc.                                                    24,581           600,513
Wyeth                                                            4,245           189,115
                                                                             -----------
Total Pharmaceuticals                                                          1,159,874
----------------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.2%
Boston Properties, Inc.                                            352            36,573
Cousins Properties, Inc.                                           365            10,716
Equity One, Inc.                                                   484            13,165
                                                                             -----------
Total Real Estate Investment Trusts                                               60,454
----------------------------------------------------------------------------------------
Road & Rail - 1.2%
Amerco, Inc.*                                                      209            13,263
Burlington Northern Santa Fe Corp.                               1,276           103,573
Con-way, Inc.                                                      286            13,156
CSX Corp.                                                        1,652            70,590
JB Hunt Transport Services, Inc.                                   539            14,176
Norfolk Southern Corp.                                           1,456            75,581
Ryder System, Inc.                                                 264            12,936
Werner Enterprises, Inc.                                           715            12,262
YRC Worldwide, Inc.*                                               499            13,633
                                                                             -----------
Total Road & Rail                                                                329,170
----------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc.*                                          1,221            14,066
Lam Research Corp.*                                                451            24,020
MKS Instruments, Inc.*                                             582            11,070
ON Semiconductor Corp.*                                          1,432            17,986
Teradyne, Inc.*                                                    880            12,144
Texas Instruments, Inc.                                          4,643           169,887
                                                                             -----------
Total Semiconductors & Semiconductor Equipment                                   249,173
----------------------------------------------------------------------------------------
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A                                    264            21,305
Advance Auto Parts, Inc.                                           352            11,813
AutoNation, Inc.*                                                  879            15,576
Autozone, Inc.*                                                    253            29,383
Foot Locker, Inc.                                                  594             9,106
Group 1 Automotive, Inc.                                           253             8,493
Home Depot, Inc.                                                 7,981           258,904
Lowe's Cos., Inc.                                                5,024           140,772
Men's Wearhouse, Inc. (The)                                        319            16,116
Pacific Sunwear Of California, Inc.*                               680            10,064
Rent-A-Center, Inc.*                                               451             8,177
Sherwin-Williams Co. (The)                                         459            30,161
Sonic Automotive, Inc. Class A                                     418            10,007
TJX Cos., Inc.                                                   1,331            38,692
                                                                             -----------
Total Specialty Retail                                                           608,569
----------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc.                                          407             8,600
VF Corp.                                                           363            29,312
                                                                             -----------
Total Textiles, Apparel & Luxury Goods                                            37,912
----------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp.                                            462            12,257
Countrywide Financial Corp.                                      3,351            63,702
Downey Financial Corp.                                             198            11,444
First Niagara Financial Group, Inc.                                924            13,075
IndyMac Bancorp, Inc.(a)                                           752            17,755
MGIC Investment Corp.                                              484            15,638
PMI Group, Inc. (The)                                              473            15,467
Radian Group, Inc.                                                 545            12,688
Washington Federal, Inc.                                           572            15,021
Washington Mutual, Inc.                                          3,725           131,529
                                                                             -----------
Total Thrifts & Mortgage Finance                                                 308,576
----------------------------------------------------------------------------------------
Tobacco - 2.2%
Altria Group, Inc.                                               6,950           483,234
Reynolds American, Inc.                                          2,173           138,181
                                                                             -----------
Total Tobacco                                                                    621,415
----------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.2%
United Rentals, Inc.*                                              484            15,570
W.W. Grainger, Inc.                                                286            26,080
Watsco, Inc.                                                       253            11,747
WESCO International, Inc.*                                         233            10,005
                                                                             -----------
Total Trading Companies & Distributors                                            63,402
----------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.                                   1,747           116,612
----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $27,827,281)                                                           28,104,683
========================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.4%
MONEY MARKET FUND(b) - 0.4%
UBS Private Money Market Fund LLC, 5.21%
(Cost: $109,900)(c)                                            109,900           109,900
========================================================================================
TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $27,937,181)(d)                                                        28,214,583
Cash and Other Assets in Excess of Liabilities - 0.2%                             52,384
                                                                             -----------
NET ASSETS - 100.0%                                                          $28,266,967
========================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Interest rates shown reflect yields as of September 30, 2007.

(c) At September 30, 2007, the total market value of the Fund's securities on loan was $98,341 and the total market value of the collateral held by the Fund was $109,900.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

56  WisdomTree Domestic Earnings Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Domestic Earnings Funds

September 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                 WisdomTree   WisdomTree     WisdomTree     WisdomTree    WisdomTree    WisdomTree
                                                   Total       Earnings        MidCap        SmallCap    Earnings Top       Low
                                               Earnings Fund   500 Fund    Earnings Fund  Earnings Fund    100 Fund      P/E Fund
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at cost:                          $ 17,793,464  $ 40,639,049   $28,219,461    $19,877,352   $ 15,295,043  $ 27,937,181
-----------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (including
 securities on loan) (Note 2)                    18,140,327    41,628,912    27,316,270     19,004,655     15,927,652    28,214,583
Cash                                                 41,034       177,692        11,647              -          9,830        87,599
Receivables:
 Investment securities sold                          16,092             -       210,583        346,194              -        48,072
 Dividends and interest                              20,754        49,620        21,670         20,849         25,745        35,382
-----------------------------------------------------------------------------------------------------------------------------------
Total Assets                                     18,218,207    41,856,224    27,560,170     19,371,698     15,963,227    28,385,636
===================================================================================================================================
LIABILITIES:
Custodian bank                                            -             -             -          7,647              -             -
Payables:
 Investment securities purchased                          -             -             -        238,127              -             -
 Collateral for securities on loan (Note 2)          50,000        21,500       416,800        727,600        281,600       109,900
 Advisory fees (Note 3)                               4,095         9,417         8,348          5,732          4,779         8,669
 Other accrued expenses                                  64           148            97             66             55           100
-----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                    54,159        31,065       425,245        979,172        286,434       118,669
===================================================================================================================================
NET ASSETS                                     $ 18,164,048  $ 41,825,159   $27,134,925    $18,392,526   $ 15,676,793  $ 28,266,967
===================================================================================================================================
NET ASSETS:
Paid-in capital                                $ 17,277,534  $ 40,814,660   $27,989,937    $19,408,297   $ 14,336,349  $ 27,415,043
Undistributed net investment income                   9,439        17,505        17,092         11,733         11,166        10,050
Accumulated net realized gain (loss) on
 investments                                        530,212         3,131        31,087       (154,807)       696,669       564,472
Net unrealized appreciation (depreciation) on
 investments                                        346,863       989,863      (903,191)      (872,697)       632,609       277,402
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                     $ 18,164,048  $ 41,825,159   $27,134,925    $18,392,526   $ 15,676,793  $ 28,266,967
===================================================================================================================================
Beneficial interest shares of $0.001 par value
 (unlimited number of shares authorized)            350,002       800,002       550,002        400,002        300,002       550,002
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share                      $      51.90  $      52.28   $     49.34    $     45.98   $      52.26  $      51.39
===================================================================================================================================

                       See Notes to Financial Statements.


                                          WisdomTree Domestic Earnings Funds  57

Statements of Operations (unaudited)

WisdomTree Domestic Earnings Funds

For the Six Months Ended September 30, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                               WisdomTree    WisdomTree      WisdomTree      WisdomTree     WisdomTree    WisdomTree
                                                 Total        Earnings         MidCap         SmallCap     Earnings Top      Low
                                             Earnings Fund    500 Fund     Earnings Fund   Earnings Fund     100 Fund      P/E Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------------------------------------
 Dividends(1)                                  $  165,691    $  282,749     $   98,839      $   83,173      $  168,338   $  245,153
 Securities lending income (Note 2)                   533            27          4,951           8,993             827        1,150
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                           166,224       282,776        103,790          92,166         169,165      246,303
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                            24,256        37,871         27,246          24,785          31,874       41,873
 Service fees (Note 3)                                126           274            171             127             108          196
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                     24,382        38,145         27,417          24,912          31,982       42,069
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                             141,842       244,631         76,373          67,254         137,183      204,234
====================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                           14,261         8,318         31,630        (154,760)        (11,937)      14,039
 In-kind redemptions                              537,436             -              -               -         742,156      551,785
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                          551,697         8,318         31,630        (154,760)        730,219      565,824
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
 (depreciation) on investments                    921,832     1,431,673       (769,617)       (663,459)        966,030      820,477
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments                                    1,473,529     1,439,991       (737,987)       (818,219)      1,696,249    1,386,301
====================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     $1,615,371    $1,684,622     $ (661,614)     $ (750,965)     $1,833,432   $1,590,535
====================================================================================================================================

(1)   Net of foreign withholding tax $9, $18, $0, $72, $0 and $0, respectively.

                       See Notes to Financial Statements.

58  WisdomTree Domestic Earnings Funds

Statements of Changes in Net Assets

WisdomTree Domestic Earnings Funds

-----------------------------------------------------------------------------------------
                                                        WisdomTree Total Earnings Fund
-----------------------------------------------------------------------------------------
                                                            For the       For the Period
                                                       Six Months Ended    February 23,
                                                         September 30,         2007*
                                                             2007             through
                                                          (unaudited)     March 31, 2007
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                                  $      141,842     $    54,483
 Net realized gain (loss) on investments                       551,697         (21,485)
 Net change unrealized appreciation
  (depreciation) on investments                                921,832        (574,969)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  1,615,371        (541,971)
=========================================================================================
DIVIDENDS:
 Net investment income                                        (142,801)        (44,085)
-----------------------------------------------------------------------------------------
Total dividends                                               (142,801)        (44,085)
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares                           7,791,841      25,083,151
 Cost of shares redeemed                                   (15,597,558)              -
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                 (7,805,717)     25,083,151
=========================================================================================
Net Increase (Decrease) in Net Assets                       (6,333,147)     24,497,095
=========================================================================================
NET ASSETS:
Beginning of period                                     $   24,497,195     $       100
End of period                                           $   18,164,048     $24,497,195
=========================================================================================
Undistributed net investment income included in
 net assets at end of period                            $        9,439     $    10,398
=========================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                       500,002               -
 Shares created                                                150,000         500,002
 Shares redeemed                                              (300,000)              -
-----------------------------------------------------------------------------------------
 Shares outstanding, end of period                             350,002         500,002
=========================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                         WisdomTree Earnings 500 Fund      WisdomTree MidCap Earnings Fund
----------------------------------------------------------------------------------------------------------------------------
                                                            For the       For the Period        For the       For the Period
                                                       Six Months Ended    February 23,    Six Months Ended    February 23,
                                                         September 30,         2007*         September 30,        2007*
                                                             2007             through            2007            through
                                                          (unaudited)      March 31,2007      (unaudited)     March 31, 2007
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                                   $   244,631       $    44,058       $    76,373       $    7,225
 Net realized gain (loss) on investments                       8,318            (5,187)           31,630             (543)
 Net change unrealized appreciation
  (depreciation) on investments                            1,431,673          (441,810)         (769,617)        (133,574)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                1,684,622          (402,939)         (661,614)        (126,892)
============================================================================================================================
DIVIDENDS:
 Net investment income                                      (235,308)          (35,876)          (60,970)          (5,536)
----------------------------------------------------------------------------------------------------------------------------
Total dividends                                             (235,308)          (35,876)          (60,970)          (5,536)
============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares                        20,837,578        19,976,982        22,980,147        5,009,690
 Cost of shares redeemed                                           -                 -                 -                -
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                               20,837,578        19,976,982        22,980,147        5,009,690
============================================================================================================================
Net Increase (Decrease) in Net Assets                     22,286,892        19,538,167        22,257,563        4,877,262
============================================================================================================================
NET ASSETS:
Beginning of period                                      $19,538,267       $       100       $ 4,877,362       $      100
End of period                                            $41,825,159       $19,538,267       $27,134,925       $4,877,362
============================================================================================================================
Undistributed net investment income included in
 net assets at end of period                             $    17,505       $     8,182       $    17,092       $    1,689
============================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                     400,002                 -           100,002                -
 Shares created                                              400,000           400,002           450,000          100,002
 Shares redeemed                                                   -                 -                 -                -
----------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                           800,002           400,002           550,002          100,002
============================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  59

Statements of Changes in Net Assets  (concluded)

WisdomTree Domestic Earnings Funds

-----------------------------------------------------------------------------------------
                                                       WisdomTree SmallCap Earnings Fund
-----------------------------------------------------------------------------------------
                                                            For the       For the Period
                                                       Six Months Ended    February 23,
                                                         September 30,         2007*
                                                             2007             through
                                                          (unaudited)     March 31, 2007
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                                   $    67,254        $   12,367
 Net realized gain (loss) on investments                    (154,760)              (47)
 Net change unrealized appreciation
  (depreciation) on investments                             (663,459)         (209,238)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 (750,965)         (196,918)
=========================================================================================
DIVIDENDS:
 Net investment income                                       (59,826)           (8,062)
-----------------------------------------------------------------------------------------
Total dividends                                              (59,826)           (8,062)
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares                         9,596,358         9,811,839
 Cost of shares redeemed                                           -                 -
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                9,596,358         9,811,839
=========================================================================================
Net Increase (Decrease) in Net Assets                      8,785,567         9,606,859
=========================================================================================
NET ASSETS:
Beginning of period                                      $ 9,606,959        $      100
End of period                                            $18,392,526        $9,606,959
=========================================================================================
Undistributed net investment income included in
 net assets at end of period                             $    11,733        $    4,305
=========================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                     200,002                 -
 Shares created                                              200,000           200,002
 Shares redeemed                                                   -                 -
-----------------------------------------------------------------------------------------
 Shares outstanding, end of period                           400,002           200,002
=========================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                       WisdomTree Earnings Top 100 Fund        WisdomTree Low P/E Fund
----------------------------------------------------------------------------------------------------------------------------
                                                            For the       For the Period        For the       For the Period
                                                       Six Months Ended    February 23,    Six Months Ended    February 23,
                                                         September 30,         2007*         September 30,        2007*
                                                             2007             through            2007            through
                                                          (unaudited)      March 31,2007      (unaudited)     March 31, 2007
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                                  $      137,183     $    50,450      $      204,234     $    48,959
 Net realized gain (loss) on investments                       730,219         (33,550)            565,824          (1,352)
 Net change unrealized appreciation
  (depreciation) on investments                                966,030        (333,421)            820,477        (543,075)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  1,833,432        (316,521)          1,590,535        (495,468)
============================================================================================================================
DIVIDENDS:
 Net investment income                                        (140,837)        (35,630)           (200,933)        (42,210)
----------------------------------------------------------------------------------------------------------------------------
Total dividends                                               (140,837)        (35,630)           (200,933)        (42,210)
============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares                           2,547,660      25,039,854          15,455,070      25,066,402
 Cost of shares redeemed                                   (13,251,265)              -         (13,106,529)              -
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                (10,703,605)     25,039,854           2,348,541      25,066,402
============================================================================================================================
Net Increase (Decrease) in Net Assets                       (9,011,010)     24,687,703           3,738,143      24,528,724
============================================================================================================================
NET ASSETS:
Beginning of period                                     $   24,687,803     $       100      $   24,528,824     $       100
End of period                                           $   15,676,793     $24,687,803      $   28,266,967     $24,528,824
============================================================================================================================
Undistributed net investment income included in
 net assets at end of period                            $       11,166     $    14,820      $       10,050     $     6,749
============================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                       500,002               -             500,002               -
 Shares created                                                 50,000         500,002             300,000         500,002
 Shares redeemed                                              (250,000)              -            (250,000)              -
----------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                             300,002         500,002             550,002         500,002
============================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

60  WisdomTree Domestic Earnings Funds

Financial Highlights

WisdomTree Domestic Earnings Funds
September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

--------------------------------------------------------------------------------------
                                                  For the Six        For the Period
                                                 Months Ended      February 23, 2007(1)
                                              September 30, 2007        through
WisdomTree Total Earnings Fund                    (unaudited)        March 31, 2007
--------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 48.99              $ 49.97
--------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                             0.40                 0.11
 Net realized and unrealized gain (loss)              3.00                (1.00)
--------------------------------------------------------------------------------------
Total from investment operations                      3.40                (0.89)
--------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                               (0.49)               (0.09)
--------------------------------------------------------------------------------------
Total dividends to shareholders                      (0.49)               (0.09)
--------------------------------------------------------------------------------------
Net asset value, end of period                     $ 51.90              $ 48.99
======================================================================================
TOTAL RETURN(3)                                       6.95%               (1.79)%
--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)         $ 18,164             $ 24,497
Ratio to average net assets of:
 Expenses, net of expense reimbursements              0.28%(4)             0.28%(4)
 Expenses, prior to expense reimbursements            0.28%(4)             0.35%(4)
 Net investment income                                1.64%(4)             2.21%(4)
--------------------------------------------------------------------------------------
Portfolio turnover rate(5)                               1%                   1%
======================================================================================

                                                 For the Six        For the Period
                                                Months Ended      February 23, 2007(1)
                                             September 30, 2007        through
WisdomTree Earnings 500 Fund                     (unaudited)        March 31, 2007
--------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 48.85              $ 49.77
--------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                            0.45                 0.11
 Net realized and unrealized gain (loss)             3.38                (0.94)
--------------------------------------------------------------------------------------
Total from investment operations                     3.83                (0.83)
--------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                              (0.40)               (0.09)
--------------------------------------------------------------------------------------
Total dividends to shareholders                     (0.40)               (0.09)
--------------------------------------------------------------------------------------
Net asset value, end of period                    $ 52.28              $ 48.85
======================================================================================
TOTAL RETURN(3)                                      7.85%               (1.67)%
--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)        $ 41,825             $ 19,538
Ratio to average net assets of:
 Expenses, net of expense reimbursements             0.28%(4)             0.28%(4)
 Expenses prior to expense reimbursements            0.28%(4)             0.37%(4)
 Net investment income                               1.81%(4)             2.24%(4)
--------------------------------------------------------------------------------------
Portfolio turnover rate(5)                              0%(6)                1%
======================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note
      3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount represents less than 1%.

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  61

WisdomTree Domestic Earnings Funds

September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

--------------------------------------------------------------------------------------
                                                  For the Six        For the Period
                                                 Months Ended      February 23, 2007(1)
                                              September 30, 2007        through
WisdomTree MidCap Earnings Fund                   (unaudited)        March 31, 2007
--------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 48.77              $ 50.01
--------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                             0.25                 0.07
 Net realized and unrealized gain (loss)              0.45                (1.25)
--------------------------------------------------------------------------------------
Total from investment operations                      0.70                (1.18)
--------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                               (0.13)               (0.06)
--------------------------------------------------------------------------------------
Total dividends to shareholders                      (0.13)               (0.06)
--------------------------------------------------------------------------------------
Net asset value, end of period                     $ 49.34              $ 48.77
======================================================================================
TOTAL RETURN(3)                                       1.44%               (2.37)%
--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)         $ 27,135             $  4,877
Ratio to average net assets of:
 Expenses, net of expense reimbursements              0.38%(4)             0.38%(4)
 Expenses, prior to expense reimbursements            0.38%(4)             0.74%(4)
 Net investment income                                1.07%(4)             1.47%(4)
--------------------------------------------------------------------------------------
Portfolio turnover rate(5)                               6%                   0%(6)
======================================================================================

--------------------------------------------------------------------------------------
                                                  For the Six        For the Period
                                                 Months Ended      February 23, 2007(1)
                                              September 30, 2007        through
WisdomTree SmallCap Earnings Fund                 (unaudited)        March 31, 2007
--------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 48.03              $ 50.03
--------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                             0.25                 0.06
 Net realized and unrealized loss                    (2.10)               (2.02)
--------------------------------------------------------------------------------------
Total from investments operations                    (1.85)               (1.96)
--------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                               (0.20)               (0.04)
--------------------------------------------------------------------------------------
Total dividends to shareholders                      (0.20)               (0.04)
--------------------------------------------------------------------------------------
Net asset value, end of period                     $ 45.98              $ 48.03
======================================================================================
TOTAL RETURN(3)                                      (3.87)%              (3.92)%
--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)         $ 18,393             $  9,607
Ratio to average net assets of:
 Expenses, net of expense reimbursements              0.38%(4)             0.38%(4)
 Expenses, prior to expense reimbursements            0.38%(4)             0.58%(4)
 Net investment income                                1.03%(4)             1.39%(4)
--------------------------------------------------------------------------------------
Portfolio turnover rate(5)                               9%                   0%(6)
======================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note
      3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount represents less than 1%.

                       See Notes to Financial Statements.

62  WisdomTree Domestic Earnings Funds

Financial Highlights  (concluded)

WisdomTree Domestic Earnings Funds

September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

--------------------------------------------------------------------------------------
                                                  For the Six        For the Period
                                                 Months Ended      February 23, 2007(1)
                                              September 30, 2007        through
WisdomTree Earnings Top 100 Fund                  (unaudited)        March 31, 2007
--------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 49.38              $ 50.15
--------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                             0.41                 0.10
 Net realized and unrealized gain (loss)              2.99                (0.80)
--------------------------------------------------------------------------------------
Total from investment operations                      3.40                (0.70)
--------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                               (0.52)               (0.07)
--------------------------------------------------------------------------------------
Total dividends to shareholders                      (0.52)               (0.07)
--------------------------------------------------------------------------------------
Net asset value, end of period                     $ 52.26              $ 49.38
======================================================================================
TOTAL RETURN(3)                                       6.88%               (1.39)%
--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)         $ 15,677             $ 24,688
Ratio to average net assets of:
 Expenses, net of expense reimbursements              0.38%(4)             0.38%(4)
 Expenses, prior to expense reimbursements            0.38%(4)             0.45%(4)
 Net investment income                                1.64%(4)             2.03%(4)
--------------------------------------------------------------------------------------
Portfolio turnover rate(5)                               0%(6)                2%
======================================================================================

--------------------------------------------------------------------------------------
                                                  For the Six        For the Period
                                                 Months Ended      February 23, 2007(1)
                                              September 30, 2007        through
WisdomTree Low P/E Fund                           (unaudited)        March 31, 2007
--------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 49.06              $ 49.99
--------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                             0.46                 0.10
 Net realized and unrealized gain (loss)              2.36                (0.95)
--------------------------------------------------------------------------------------
Total from investments operations                     2.82                (0.85)
--------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                               (0.49)               (0.08)
--------------------------------------------------------------------------------------
Total dividends to shareholders                      (0.49)               (0.08)
--------------------------------------------------------------------------------------
Net asset value, end of period                     $ 51.39              $ 49.06
======================================================================================
TOTAL RETURN(3)                                       5.74%               (1.69)%
--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)         $ 28,267             $ 24,529
Ratio to average net assets of:
 Expenses, net of expense reimbursements              0.38%(4)             0.38%(4)
 Expenses, prior to expense reimbursements            0.38%(4)             0.45%(4)
 Net investment income                                1.85%(4)             1.98%(4)
--------------------------------------------------------------------------------------
Portfolio turnover rate(5)                               1%                   1%
======================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note
      3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount represents less than 1%.

                       See Notes to Financial Statements.

                                          WisdomTree Domestic Earnings Funds  63

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2007, the Trust offered 38 investment funds (each a "Fund", collectively, the "Funds"). Each Fund is considered to be non-diversified. The Funds commenced operations on June 16, 2006, with the exception of the international dividend sector funds, domestic earnings funds, International Real Estate Fund and Emerging Markets High-Yielding Equity Fund that commenced operations on October 13, 2006, February 23, 2007, June 5, 2007 and July 13, 2007, respectively.

These financial statements relate only to the WisdomTree Total Earnings Fund ("Total Earnings Fund"), WisdomTree Earnings 500 Fund ("Earnings 500 Fund"), WisdomTree MidCap Earnings Fund ("MidCap Earnings Fund"), WisdomTree SmallCap Earnings Fund ("SmallCap Earnings Fund"), WisdomTree Earnings Top 100 Fund ("Earnings Top 100 Fund") and WisdomTree Low P/E Fund ("Low P/E Fund"), together the "Domestic Earnings Funds".

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments, Inc. ("WisdomTree Investments"). Each Index consists of equity securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. The securities in each Index are weighted based on earnings or earnings yield. "WisdomTree" and "WisdomTree Investments" are service marks of WisdomTree Investments licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP"), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - The Net Asset Value ("NAV") of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) Investment Income - Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

(d) Expenses/Reimbursements - WisdomTree Asset Management ("WTAM") has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM. Pursuant to a separate contractual arrangement, WTAM has paid the expenses described in (iii), (iv) and (v) through July 31, 2007.

64  WisdomTree Domestic Earnings Funds

(e) Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

(f) Tax Information and Dividends and Distributions to Shareholders - It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended ("the Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

The Funds adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes. This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expenses on the Statements of Operations. Management has evaluated the application of FIN 48 to the Funds, and has determined that there is no impact resulting from the adoption of this interpretation on the Funds' financial statements.

(g) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

                                          WisdomTree Domestic Earnings Funds  65

3. ADVISER FEES AND TRANSACTIONS

Adviser Fees - WTAM provides investment management services to each Fund pursuant to an Investment Advisory Agreement between the Trust and WTAM. As compensation for services rendered, facilities furnished, and expenses borne by WTAM, each Fund pays WTAM a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund.

--------------------------------------------
Fund                              Fee Rate
--------------------------------------------
Total Earnings Fund                 0.28%
--------------------------------------------
Earnings 500 Fund                   0.28%
--------------------------------------------
MidCap Earnings Fund                0.38%
--------------------------------------------
SmallCap Earnings Fund              0.38%
--------------------------------------------
Earnings Top 100 Fund               0.38%
--------------------------------------------
Low P/E Fund                        0.38%
--------------------------------------------

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the six months ended September 30, 2007, there were no transactions in affiliated ETFs.

Pursuant to a separate contractual arrangement, effective August 1, 2007, WTAM has arranged for the provision of chief compliance officer ("CCO") services to the Trust, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a fee paid by each Fund of up to 0.0044% of the Fund's average daily net assets.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2007, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2007 were as follows:

-----------------------------------------------------
Fund                          Purchases      Sales
-----------------------------------------------------
Total Earnings Fund          $  115,528   $  189,664
-----------------------------------------------------
Earnings 500 Fund                     -      131,929
-----------------------------------------------------
MidCap Earnings Fund            920,907    1,082,867
-----------------------------------------------------
SmallCap Earnings Fund        1,205,209    1,241,342
-----------------------------------------------------
Earnings Top 100 Fund            71,504       99,420
-----------------------------------------------------
Low P/E Fund                    135,647      271,873
-----------------------------------------------------

For the six months ended September 30, 2007, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

--------------------------------------------------------
Fund                          Purchases     Redemptions
--------------------------------------------------------
Total Earnings Fund          $ 7,767,184   $15,563,192
--------------------------------------------------------
Earnings 500 Fund             20,801,358             -
--------------------------------------------------------
MidCap Earnings Fund          22,933,745             -
--------------------------------------------------------
SmallCap Earnings Fund         9,572,585             -
--------------------------------------------------------
Earnings Top 100 Fund          2,542,818    13,228,232
--------------------------------------------------------
Low P/E Fund                  15,425,764    13,079,904
--------------------------------------------------------

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

66  WisdomTree Domestic Earnings Funds

Notes to Financial Statements (unaudited) (concluded)

6. FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes, as indicated below:

------------------------------------------------------------------------------------------------
                                                                                  Net Unrealized
                                            Gross Unrealized   Gross Unrealized    Appreciation
Fund                           Tax Cost       Appreciation       Depreciation     (Depreciation)
------------------------------------------------------------------------------------------------
Total Earnings Fund          $17,793,464       $1,217,499        $   (870,636)     $  346,863
------------------------------------------------------------------------------------------------
Earnings 500 Fund             40,639,049        2,445,777          (1,455,914)        989,863
------------------------------------------------------------------------------------------------
MidCap Earnings Fund          28,219,461        1,141,544          (2,044,735)       (903,191)
------------------------------------------------------------------------------------------------
SmallCap Earnings Fund        19,877,352        1,043,463          (1,916,160)       (872,697)
------------------------------------------------------------------------------------------------
Earnings Top 100 Fund         15,295,043        1,501,680            (869,071)        632,609
------------------------------------------------------------------------------------------------
Low P/E Fund                  27,937,181        1,668,261          (1,390,859)        277,402
------------------------------------------------------------------------------------------------

7. NEW ACCOUNTING PRONOUNCEMENTS

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for the fiscal period.

8. SUBSEQUENT EVENT

Effective October 30, 2007, the Trust launched the WisdomTree Emerging Markets SmallCap Dividend Fund (DGS). The Fund has an expense ratio of 0.63%.

                                          WisdomTree Domestic Earnings Funds  67

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

------------------------------------------------------------------------------------------------------
                                                      Market Price Above or      Market Price Below
                                                    Equal to Net Asset Value      Net Asset Value
------------------------------------------------------------------------------------------------------
                                       Basis Point    Number   Percentage of    Number   Percentage of
                                      Differential   of Days     Total Days    of Days    Total Days
------------------------------------------------------------------------------------------------------
WisdomTree Total Earnings Fund
April 1, 2007 - September 30, 2007        0 - 24.9      42          33.34%        83         65.87%
                                       ---------------------------------------------------------------
                                         25 - 49.9       0           0.00%         0          0.00%
                                       ---------------------------------------------------------------
                                         50 - 74.9       1           0.79%         0          0.00%
                                       ---------------------------------------------------------------
                                        75 - 100.0       0           0.00%         0          0.00%
                                       ---------------------------------------------------------------
                                            >100.0       0           0.00%         0          0.00%
                                       ---------------------------------------------------------------
                                         Total          43          34.13%        83         65.87%
======================================================================================================
WisdomTree Earnings 500 Fund
April 1, 2007 - September 30, 2007        0 - 24.9      46          36.51%        76         60.32%
                                       ---------------------------------------------------------------
                                         25 - 49.9       2           1.59%         1          0.79%
                                       ---------------------------------------------------------------
                                         50 - 74.9       1           0.79%         0          0.00%
                                       ---------------------------------------------------------------
                                        75 - 100.0       0           0.00%         0          0.00%
                                       ---------------------------------------------------------------
                                            >100.0       0           0.00%         0          0.00%
                                       ---------------------------------------------------------------
                                         Total          49          38.89%        77         61.11%
======================================================================================================
WisdomTree MidCap Earnings Fund
April 1, 2007 - September 30, 2007        0 - 24.9      61          48.41%        60         47.62%
                                       ---------------------------------------------------------------
                                         25 - 49.9       2           1.59%         2          1.59%
                                       ---------------------------------------------------------------
                                         50 - 74.9       1           0.79%         0          0.00%
                                       ---------------------------------------------------------------
                                        75 - 100.0       0           0.00%         0          0.00%
                                       ---------------------------------------------------------------
                                            >100.0       0           0.00%         0          0.00%
                                       ---------------------------------------------------------------
                                         Total          64          50.79%        62         49.21%
======================================================================================================
WisdomTree SmallCap Earnings Fund
April 1, 2007 - September 30, 2007        0 - 24.9      50          39.68%        67         53.18%
                                       ---------------------------------------------------------------
                                         25 - 49.9       0           0.00%         6          4.76%
                                       ---------------------------------------------------------------
                                         50 - 74.9       2           1.59%         1          0.79%
                                       ---------------------------------------------------------------
                                        75 - 100.0       0           0.00%         0          0.00%
                                       ---------------------------------------------------------------
                                            >100.0       0           0.00%         0          0.00%
                                       ---------------------------------------------------------------
                                         Total          52          41.27%        74         58.73%
======================================================================================================
WisdomTree Earnings Top 100 Fund
April 1, 2007 - September 30, 2007        0 - 24.9      48          38.10%        76         60.32%
                                       ---------------------------------------------------------------
                                         25 - 49.9       0           0.00%         0          0.00%
                                       ---------------------------------------------------------------
                                         50 - 74.9       1           0.79%         1          0.79%
                                       ---------------------------------------------------------------
                                        75 - 100.0       0           0.00%         0          0.00%
                                       ---------------------------------------------------------------
                                            >100.0       0           0.00%         0          0.00%
                                       ---------------------------------------------------------------
                                         Total          49          38.89%        77         61.11%
======================================================================================================
WisdomTree Low P/E Fund
April 1, 2007 - September 30, 2007        0 - 24.9      42          33.34%        82         65.08%
                                       ---------------------------------------------------------------
                                         25 - 49.9       1           0.79%         0          0.00%
                                       ---------------------------------------------------------------
                                         50 - 74.9       0           0.00%         0          0.00%
                                       ---------------------------------------------------------------
                                        75 - 100.0       0           0.00%         0          0.00%
                                       ---------------------------------------------------------------
                                            >100.0       1           0.79%         0          0.00%
                                       ---------------------------------------------------------------
                                         Total          44          34.92%        82         65.08%
======================================================================================================

68  WisdomTree Domestic Earnings Funds

General Information (unaudited)


Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund's portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2007, is available without charge, upon request, (i) by calling 1-866-909-WISE; (ii) on the Trust's website at www.wisdomtree.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and are available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec. gov.

Information about each Fund's portfolio holdings is available daily at www.wisdomtree.com

The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.







                                          WisdomTree Domestic Earnings Funds  69

The WisdomTree Trust


Investment Adviser
WisdomTree Asset Management, Inc.
48 Wall Street, Suite 1100
New York, NY 10005

Investment Sub-Adviser
BNY Investment Advisors
1633 Broadway
New York, NY 10019

Administrator, Custodian & Transfer Agent
The Bank of New York
101 Barclay Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

The WisdomTree Family of Funds


The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of September 30, 2007:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)
WisdomTree High-Yielding Equity Fund (DHS)
WisdomTree Large Cap Dividend Fund (DLN)
WisdomTree Dividend Top 100 Fund (DTN)
WisdomTree MidCap Dividend Fund (DON)
WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)
WisdomTree DEFA High-Yielding Equity Fund (DTH)
WisdomTree Europe Total Dividend Fund (DEB)
WisdomTree Europe High-Yielding Equity Fund (DEW)
WisdomTree Europe SmallCap Dividend Fund (DFE)
WisdomTree Japan Total Dividend Fund (DXJ)
WisdomTree Japan High-Yielding Equity Fund (DNL)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
WisdomTree Pacific ex-Japan Total Dividend Fund (DND)
WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)
WisdomTree International LargeCap Dividend Fund (DOL)
WisdomTree International Dividend Top 100 Fund (DOO)
WisdomTree International MidCap Dividend Fund (DIM)
WisdomTree International SmallCap Dividend Fund (DLS)
WisdomTree International Real Estate Fund (DRW)
WisdomTree Emerging Markets High-Yielding Equity Fund (DEM)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Material Sector Fund (DBN)
WisdomTree International Communications Sector Fund (DGG)
WisdomTree International Consumer Cyclical Sector Fund (DPC)
WisdomTree International Consumer Non-Cyclical Sector Fund (DPN)
WisdomTree International Energy Sector Fund (DKA)
WisdomTree International Financial Sector Fund (DRF)
WisdomTree International Health Care Sector Fund (DBR)
WisdomTree International Industrial Sector Fund (DDI)
WisdomTree International Technology Sector Fund (DBT)
WisdomTree International Utilities Sector Fund (DBU)

WisdomTree Domestic Earnings Funds

WisdomTree Total Earnings Fund (EXT)
WisdomTree Earnings 500 Fund (EPS)
WisdomTree MidCap Earnings Fund (EZM)
WisdomTree SmallCap Earnings Fund (EES)
WisdomTree Earnings Top 100 Fund (EEZ)
WisdomTree Low P/E Fund (EZY)

The WisdomTree Funds are exchange traded funds ("ETFs") registered with the United States Securities and Exchange Commission ("SEC") as series of WisdomTree Trust ("Trust"). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds' distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE
(9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

In addition to the normal risks associated with investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Funds focusing on a single country, sector, and/or funds that emphasize investments in smaller companies may experience greater price volatility. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Transactions in fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the funds only in large amounts of 50,000 shares or more.

[LOGO]
WISDOMTREE
    Fundamental ETFs

48 Wall Street, Suite 1100
New York, NY 10005
1.866.909.WISE (9473)
www.wisdomtree.com

WisdomTree Domestic Earnings ETFs

WisdomTree Total Earnings Fund
WisdomTree Earnings 500 Fund
WisdomTree MidCap Earnings Fund
WisdomTree SmallCap Earnings Fund
WisdomTree Earnings Top 100 Fund
WisdomTree Low P/E Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.






WIS000885 (11/2008)

[LOGO]
WISDOMTREE
    Fundamental ETFs

WisdomTree Trust

International Dividend Funds


--------------------------------------------------------------------------------


Semi-Annual Report

September 30, 2007

WisdomTree DEFA Fund
WisdomTree DEFA High-Yielding Equity Fund
WisdomTree Europe Total Dividend Fund
WisdomTree Europe High-Yielding Equity Fund
WisdomTree Europe SmallCap Dividend Fund
WisdomTree Japan Total Dividend Fund
WisdomTree Japan High-Yielding Equity Fund
WisdomTree Japan SmallCap Dividend Fund
WisdomTree Pacific ex-Japan Total Dividend Fund
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
WisdomTree International LargeCap Dividend Fund
WisdomTree International Dividend Top 100(SM) Fund
WisdomTree International MidCap Dividend Fund
WisdomTree International SmallCap Dividend Fund
WisdomTree International Real Estate Fund
WisdomTree Emerging Markets High-Yielding Equity Fund

Table of Contents

Letter to Shareholders .............................................    1
Performance Summaries ..............................................    3
Shareholder Expense Examples .......................................   19
Schedules of Investments
 WisdomTree DEFA Fund ..............................................   21
 WisdomTree DEFA High-Yielding Equity Fund .........................   28
 WisdomTree Europe Total Dividend Fund .............................   33
 WisdomTree Europe High-Yielding Equity Fund .......................   38
 WisdomTree Europe SmallCap Dividend Fund ..........................   40
 WisdomTree Japan Total Dividend Fund ..............................   45
 WisdomTree Japan High-Yielding Equity Fund ........................   50
 WisdomTree Japan SmallCap Dividend Fund ...........................   54
 WisdomTree Pacific ex-Japan Total Dividend Fund ...................   60
 WisdomTree Pacific ex-Japan High-Yielding Equity Fund .............   63
 WisdomTree International LargeCap Dividend Fund ...................   65
 WisdomTree International Dividend Top 100 Fund ....................   69
 WisdomTree International MidCap Dividend Fund .....................   71
 WisdomTree International SmallCap Dividend Fund ...................   77
 WisdomTree International Real Estate Fund .........................   85
 WisdomTree Emerging Markets High-Yielding Equity Fund .............   88
Statements of Assets and Liabilities ...............................   91
Statements of Operations ...........................................   94
Statements of Changes in Net Assets ................................   97
Financial Highlights ...............................................  102
Notes to the Financial Statements ..................................  110
Approval of Investment Advisory and Sub-Advisory Agreement .........  115
Frequency Distribution of Discounts & Premiums .....................  116
General Information ................................................  119






"WisdomTree", "WisdomTree Investments" and "Dividend Top 100" are service marks of WisdomTree Investments, Inc. and are licensed for use by the Trust.

Letter to Shareholders


Dear Shareholders:

It is a pleasure to report to you on the progress of the WisdomTree Trust for the six-month period ended September 30, 2007.

WisdomTree is committed to providing investors with viable alternatives to cap-weighted index funds. Two recent launches underscore our intention to serve investors in unique ways. In June, the company launched the first fundamentally weighted international real estate exchange traded fund (DRW). In July, WisdomTree listed the first fundamentally weighted emerging markets ETF (DEM), comprised of dividend-paying companies selected from 19 emerging market nations. When combined with WisdomTree's 14 developed market ETFs and 10 pure non-U.S. sector ETFs, our international offerings stood at 26 as of September 30, 2007, distinguishing WisdomTree's international line-up as one of the most comprehensive in the industry today. As of September 30, 2007, WisdomTree Trust assets totaled $4.4 billion, with approximately 71% of total assets under management invested in WisdomTree's international product set.

The highest returns over this six-month period were generated outside the U.S. Equity markets in the Pacific region excluding Japan showed the greatest strength relative to other parts of the developed market, while Japanese equity markets continued to lag. WisdomTree's best-performing fund was its Pacific ex-Japan Total Dividend Fund (DND), which returned 24.40% for the six-month period ended September 30, 2007. The WisdomTree Japan High-Yielding Equity Fund
(DNL), which lost 5.74% for the period, was WisdomTree's worst performing fund over this time frame. However, WisdomTree's broadest international ETF, the WisdomTree DEFA Fund (DWM), benefited from Japan's relative weakness. DWM, which is underweight Japanese stocks relative to the MSCI EAFE Index, returned 10.63% for the period, surpassing the MSCI EAFE Index by 1.91 percentage points for the six-month period ended September 30, 2007.*

On the domestic front, WisdomTree's fundamentally-weighted ETFs ran into two head winds: weakness in the financial and real estate industries, coupled with the re-emergence of growth stocks. Buffeted by investor concerns over exposure to sub-prime housing loans, financial stocks have been the worst performing sector of the U.S. economy in 2007. The weakness in financials contributed to value stocks, measured by the Russell 3000 Value Index, underperforming growth stocks, measured by the Russell 3000 Growth Index, for first time since 1999. Specific performance information for WisdomTree's funds, relative to their underlying WisdomTree index and a comparable benchmark, is provided in the pages that follow.

Thank you for your continued support.

Best regards,

/s/ Jonathan Steinberg

Jonathan Steinberg
President, WisdomTree Trust
CEO, WisdomTree Asset Management, Inc.

The sources and forecasts expressed are as of September 30, 2007 and may not actually come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation of any specific security.

Mr. Steinberg is a registered representative of ALPS Distributors, Inc.

* Performance Information for the MSCI EAFE Index assumed the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.

                                      WisdomTree International Dividend Funds  1

Letter to Shareholders (concluded)


Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI's express written consent.

The MSCI EAFE Index is a market cap-weighted index composed of company's representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.






2  WisdomTree International Dividend Funds

Performance Summary

WisdomTree DEFA Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------

          [PIE CHART]

Financials                  31.3%
Consumer Non-Cyclical       13.7%
Communications              13.2%
Energy                       9.4%
Consumer Cyclical            8.0%
Utilities                    7.9%
Industrials                  7.3%
Basic Materials              6.4%
Diversified                  1.1%
Technology                   0.9%
Other                        0.8%

---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
--------------------------------------------------
Description                        % of Net Assets
--------------------------------------------------
HSBC Holdings PLC                        1.9%
--------------------------------------------------
Eni SpA                                  1.7%
--------------------------------------------------
Telefonica, S.A.                         1.7%
--------------------------------------------------
TOTAL S.A.                               1.6%
--------------------------------------------------
BP PLC                                   1.6%
--------------------------------------------------
Vodafone Group PLC                       1.6%
--------------------------------------------------
Banco Santander Central Hispano S.A.     1.6%
--------------------------------------------------
China Mobile Ltd.                        1.3%
--------------------------------------------------
Deutsche Telekom AG                      1.2%
--------------------------------------------------
Royal Dutch Shell PLC Class A            1.1%
--------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree Dividend Index of Europe, Far East Asia and Australasia (DEFA) Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia Index (WisdomTree DEFA Index).

The WisdomTree DEFA Fund (DWM) returned 10.63% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Telecommunication Services contributed most significantly to this performance; the industry comprised on average 10.13% of the Fund and returned 27.38% over the period. China Mobile Ltd. was the top contributor to the performance for the period. Health Care was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 9/30/07
-----------------------------------------------------------------------------------------
                                         Average Annual Total Return
-----------------------------------------------------------------------------------------
                                                           WisdomTree
                      Net Asset Value     Market Price     DEFA Index     MSCI EAFE Index
-----------------------------------------------------------------------------------------
Six Month*                  10.63%            10.34%           9.68%            8.72%
-----------------------------------------------------------------------------------------
One Year                    29.27%            28.68%          29.08%           24.94%
-----------------------------------------------------------------------------------------
Since Inception(1)          31.69%            31.98%          31.86%           27.29%
-----------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                      WisdomTree International Dividend Funds  3

Performance Summary

WisdomTree DEFA High-Yielding Equity Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------

          [PIE CHART]

Financials                  42.5%
Communications              15.0%
Energy                      11.3%
Consumer Non-Cyclical        9.7%
Utilities                    9.2%
Industrials                  3.7%
Consumer Cyclical            3.5%
Basic Materials              3.1%
Technology                   0.5%
Diversified                  0.5%
Other                        1.0%

---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
--------------------------------------------------
Description                        % of Net Assets
--------------------------------------------------
HSBC Holdings PLC                        3.2%
--------------------------------------------------
Vodafone Group PLC                       3.1%
--------------------------------------------------
TOTAL S.A.                               2.9%
--------------------------------------------------
BP PLC                                   2.8%
--------------------------------------------------
Eni SpA                                  2.4%
--------------------------------------------------
Telefonica, S.A.                         2.1%
--------------------------------------------------
Royal Dutch Shell PLC Class A            2.1%
--------------------------------------------------
Banco Santander Central Hispano S.A.     2.0%
--------------------------------------------------
Banca Intesa SpA                         1.9%
--------------------------------------------------
GlaxoSmithKline PLC                      1.9%
--------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree DEFA High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree DEFA High-Yielding Equity Index.

The WisdomTree DEFA High-Yielding Equity Fund (DTH) returned 8.72% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Telecommunication Services contributed most significantly to this performance; the industry comprised on average 11.77% of the Fund and returned 22.46% over the period. Vodafone Group PLC was the top contributor to the performance for the period. Consumer Discretionary was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
----------------------------------------------------------------------------------------
                                         Average Annual Total Return
----------------------------------------------------------------------------------------
                                                            WisdomTree
                                                               DEFA
                                                           High-Yielding      MSCI EAFE
                      Net Asset Value     Market Price      Equity Index     Value Index
----------------------------------------------------------------------------------------
Six Month*                  8.72%              8.04%            9.33%            6.16%
----------------------------------------------------------------------------------------
One Year                   26.36%             26.15%           28.90%           22.00%
----------------------------------------------------------------------------------------
Since Inception(1)         29.51%             29.38%           32.08%           26.14%
----------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4  WisdomTree International Dividend Funds

Performance Summary

WisdomTree Europe Total Dividend Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------

           [PIE CHART]

Financials                  32.3%
Consumer Non-Cyclical       15.4%
Communications              12.7%
Energy                      11.3%
Utilities                    9.4%
Industrials                  6.7%
Consumer Cyclical            5.6%
Basic Materials              4.8%
Technology                   0.7%
Diversified                  0.6%
Other                        0.5%

---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
--------------------------------------------------
Description                        % of Net Assets
--------------------------------------------------
HSBC Holdings PLC                        2.5%
--------------------------------------------------
Vodafone Group PLC                       2.4%
--------------------------------------------------
TOTAL S.A.                               2.3%
--------------------------------------------------
Eni SpA                                  2.2%
--------------------------------------------------
BP PLC                                   2.2%
--------------------------------------------------
Royal Dutch Shell PLC Class A            1.7%
--------------------------------------------------
Banco Santander Central Hispano S.A.     1.6%
--------------------------------------------------
Telefonica, S.A.                         1.4%
--------------------------------------------------
Lloyds TSB Group PLC                     1.4%
--------------------------------------------------
GlaxoSmithKline PLC                      1.4%
--------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree Europe Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe Dividend Index.

The WisdomTree Europe Total Dividend Fund (DEB) returned 9.38% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Energy contributed most significantly to this performance; the sector comprised on average 10.95% of the Fund and returned 18.35% over the period. Vodafone Group PLC was the top contributor to the performance for the period. Health Care was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 9/30/07
-----------------------------------------------------------------------------------------------
                                            Average Annual Total Return
-----------------------------------------------------------------------------------------------
                                                            WisdomTree
                                                              Europe
                      Net Asset Value     Market Price     Dividend Index     MSCI Europe Index
-----------------------------------------------------------------------------------------------
Six Month*                  9.38%              9.41%             8.29%              10.14%
-----------------------------------------------------------------------------------------------
One Year                   25.92%             25.80%            27.32%              27.59%
-----------------------------------------------------------------------------------------------
Since Inception(1)         29.67%             29.66%            31.75%              31.48%
-----------------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                      WisdomTree International Dividend Funds  5

Performance Summary

WisdomTree Europe High-Yielding Equity Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------

            [PIE CHART]

Financials                  43.4%
Communications              16.3%
Energy                      13.4%
Consumer Non-Cyclical       10.2%
Utilities                    9.4%
Basic Materials              2.3%
Industrials                  2.2%
Consumer Cyclical            2.0%
Diversified                  0.1%
Other                        0.7%

---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
--------------------------------------------------
Description                        % of Net Assets
--------------------------------------------------
Vodafone Group PLC                       4.4%
--------------------------------------------------
HSBC Holdings PLC                        4.3%
--------------------------------------------------
BP PLC                                   3.7%
--------------------------------------------------
TOTAL S.A.                               3.5%
--------------------------------------------------
Eni SpA                                  3.5%
--------------------------------------------------
Telefonica, S.A.                         3.0%
--------------------------------------------------
Banca Intensa SpA                        2.9%
--------------------------------------------------
Banco Santander Central Hispano, S.A.    2.7%
--------------------------------------------------
Enel SpA                                 2.7%
--------------------------------------------------
Royal Dutch Shell PLC Class A            2.7%
--------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree Europe High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe High-Yielding Equity Index.

The WisdomTree Europe High-Yielding Equity Fund (DEW) returned 7.71% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Telecommunication Services contributed most significantly to this performance; the industry comprised on average 14.30% of the Fund and returned 26.36% over the period. Vodafone Group PLC was the top contributor to the performance for the period. Consumer Discretionary was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
----------------------------------------------------------------------------------------
                                         Average Annual Total Return
----------------------------------------------------------------------------------------
                                                            WisdomTree
                                                              Europe
                                                           High-Yielding     MSCI Europe
                      Net Asset Value     Market Price      Equity Index     Value Index
----------------------------------------------------------------------------------------
Six Month*                  7.71%              7.73%            7.20%            8.53%
----------------------------------------------------------------------------------------
One Year                   23.40%             23.30%           23.79%           23.97%
----------------------------------------------------------------------------------------
Since Inception(1)         27.78%             27.55%           28.67%           29.86%
----------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6  WisdomTree International Dividend Funds

Performance Summary

WisdomTree Europe SmallCap Dividend Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------

           [PIE CHART]

Industrials                 27.1%
Financials                  20.5%
Consumer Non-Cyclical       18.4%
Consumer Cyclical           16.5%
Communications               5.5%
Technology Basic             4.3%
Materials                    4.0%
Diversified                  1.4%
Energy                       1.1%
Utilities                    0.4%
Other                        0.8%

---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
------------------------------------------------
Description                      % of Net Assets
------------------------------------------------
Orion Oyj Class B                      2.3%
------------------------------------------------
Kungsleden Fastighets AB               1.8%
------------------------------------------------
D. Carnegie & Co. AB 1.3%
------------------------------------------------
F&C Asset Management PLC               1.3%
------------------------------------------------
Brit Insurance Holdings PLC            1.3%
------------------------------------------------
Euronav N.V.                           1.2%
------------------------------------------------
BW Gas ASA                             1.0%
------------------------------------------------
OCE N.V.                               0.9%
------------------------------------------------
Acta Holdings ASA                      0.9%
------------------------------------------------
Axfood AB                              0.9%
------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree Europe SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The WisdomTree Europe SmallCap Dividend Fund (DFE) returned -0.48% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Industrials contributed most significantly to this performance; the sector comprised on average 27.57% of the Fund and returned 4.02% over the period. Cie Maritime Belge was the top contributor to the performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
--------------------------------------------------------------------------------------------
                                           Average Annual Total Return
--------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                               Europe
                                                              SmallCap         MSCI Europe
                      Net Asset Value     Market Price     Dividend Index     SmallCap Index
--------------------------------------------------------------------------------------------
Six Month*                  (0.48)%           (1.54)%           (0.23)%            (0.03)%
--------------------------------------------------------------------------------------------
One Year                    26.35%            24.62%            26.04%             26.90%
--------------------------------------------------------------------------------------------
Since Inception(1)          29.40%            27.65%            29.98%             28.11%
--------------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                      WisdomTree International Dividend Funds  7

Performance Summary

WisdomTree Japan Total Dividend Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------------

            [PIE CHART]

Consumer Cyclical                 28.2%
Industrials                       16.6%
Financials                        12.6%
Consumer Non-Cyclical Basic       11.4%
Materials                         11.0%
Communications                     6.7%
Utilities                          6.2%
Technology                         5.0%
Energy                             1.7%
Other                              0.6%

---------------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
------------------------------------------------
Description                      % of Net Assets
------------------------------------------------
Toyota Motor Corp.                     7.1%
------------------------------------------------
NTT DoCoMo, Inc.                       3.0%
------------------------------------------------
Nissan Motor Co., Ltd.                 2.3%
------------------------------------------------
Nippon Telegraph & Telephone Corp.     2.2%
------------------------------------------------
Takeda Pharmaceutical Co., Ltd.        2.2%
------------------------------------------------
Honda Motor Co., Ltd.                  2.2%
------------------------------------------------
JFE Holdings, Inc.                     1.7%
------------------------------------------------
Canon Inc.                             1.6%
------------------------------------------------
Nippon Steel Corp.                     1.6%
------------------------------------------------
Nomura Holdings, Inc.                  1.6%
------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree Japan Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan Dividend Index.

The WisdomTree Japan Total Dividend Fund (DXJ) returned -3.11% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Industrials contributed most significantly to this performance; the sector comprised on average 17.32% of the Fund and returned 10.62% over the period. Mitsubishi Corp. was the top contributor to the performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 9/30/07
---------------------------------------------------------------------------------------------
                                           Average Annual Total Return
---------------------------------------------------------------------------------------------
                                                            WisdomTree
                                                          Japan Dividend
                      Net Asset Value     Market Price         Index         MSCI Japan Index
---------------------------------------------------------------------------------------------
Six Month*                  (3.11)%           (4.03)%           (3.49)%            (1.50)%
---------------------------------------------------------------------------------------------
One Year                     6.51%             5.45%             6.75%              7.09%
---------------------------------------------------------------------------------------------
Since Inception(1)           7.80%             7.44%             7.76%              8.50%
---------------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8  WisdomTree International Dividend Funds

Performance Summary

WisdomTree Japan High-Yielding Equity Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------

            [PIE CHART]

Consumer Cyclical           22.6%
Basic Materials             15.6%
Consumer Non-Cyclical       13.9%
Utilities                   11.9%
Communications              11.2%
Financials                  10.0%
Industrials                  8.8%
Energy                       3.1%
Technology                   2.2%
Other                        0.7%

---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
-----------------------------------------------------
Description                           % of Net Assets
-----------------------------------------------------
NTT DoCoMo, Inc.                            8.9%
-----------------------------------------------------
Honda Motor Co., Ltd.                       7.3%
-----------------------------------------------------
Nissan Motor Co., Ltd.                      7.1%
-----------------------------------------------------
JFE Holdings, Inc.                          5.8%
-----------------------------------------------------
Nomura Holdings, Inc.                       5.4%
-----------------------------------------------------
Nippon Steel Corp.                          5.0%
-----------------------------------------------------
Kansai Electric Power Co., Inc. (The)       3.3%
-----------------------------------------------------
Astellas Pharma, Inc.                       2.7%
-----------------------------------------------------
Chubu Electric Power Co., Inc.              2.6%
-----------------------------------------------------
Daiichi Sankyo Co., Ltd.                    2.5%
-----------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree Japan High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan High-Yielding Equity Index.

The WisdomTree Japan High-Yielding Equity Fund (DNL) returned -5.74% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Technology contributed most significantly to this performance; the sector comprised on average 6.86% of the Fund and returned 13.62% over the period. JFE Holdings, Inc. was the top contributor to the performance for the period. Utilities were the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
----------------------------------------------------------------------------------------
                                         Average Annual Total Return
----------------------------------------------------------------------------------------
                                                            WisdomTree
                                                               Japan
                                                           High-Yielding     MSCI Japan
                      Net Asset Value     Market Price      Equity Index     Value Index
----------------------------------------------------------------------------------------
Six Month*                  (5.74)%           (6.63)%           (5.64)%         (3.97)%
----------------------------------------------------------------------------------------
One Year                     7.92%             7.04%             8.37%           9.57%
----------------------------------------------------------------------------------------
Since Inception(1)           9.46%             9.31%            10.00%          11.31%
----------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                      WisdomTree International Dividend Funds  9

Performance Summary

WisdomTree Japan SmallCap Dividend Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------

           [PIE CHART]

Industrials                 27.7%
Consumer Cyclical           26.2%
Consumer Non-Cyclical       15.7%
Financials                  12.0%
Basic Materials             11.2%
Technology                   4.0%
Communications               2.1%
Utilities                    0.4%
Energy                       0.2%
Other                        0.5%

---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
-----------------------------------------------------
Description                           % of Net Assets
-----------------------------------------------------
Matsui Securities Co., Ltd.                 0.9%
-----------------------------------------------------
Tokai Tokyo Securities Co., Ltd.            0.9%
-----------------------------------------------------
Bosch Corp.                                 0.8%
-----------------------------------------------------
Hitachi Koki Co., Ltd.                      0.8%
-----------------------------------------------------
Nippon Kayaku Co., Ltd.                     0.8%
-----------------------------------------------------
Minebea Co., Ltd.                           0.8%
-----------------------------------------------------
Daiichi Chuo Kisen Kaisha                   0.7%
-----------------------------------------------------
Air Water, Inc.                             0.7%
-----------------------------------------------------
Ebara Corp.                                 0.7%
-----------------------------------------------------
Okasan Holdings, Inc.                       0.7%
-----------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree Japan SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The WisdomTree Japan SmallCap Dividend Fund (DFJ) returned -4.95% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Technology contributed most significantly to this performance; the sector comprised on average 11.88% of the Fund and returned 0.79% over the period. DAIICHI CHUO KISEN KAISHA was the top contributor to the performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
--------------------------------------------------------------------------------------------
                                           Average Annual Total Return
--------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                                Japan           MSCI Japan
                      Net Asset Value     Market Price     SmallCap Index     SmallCap Index
--------------------------------------------------------------------------------------------
Six Month*                  (4.95)%           (5.22)%           (5.05)%            (9.88)%
--------------------------------------------------------------------------------------------
One Year                    -0.38%            -0.66%             0.52%             -6.26%
--------------------------------------------------------------------------------------------
Since Inception(1)          -1.38%            -0.43%            -1.01%             -8.25%
--------------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10  WisdomTree International Dividend Funds

Performance Summary

WisdomTree Pacific ex-Japan Total Dividend Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------

           [PIE CHART]

Financials                  38.7%
Communications              19.5%
Basic Materials              8.8%
Industrials                  8.4%
Consumer Non-Cyclical        5.9%
Energy                       5.8%
Consumer Cyclical            5.3%
Diversified                  3.7%
Utilities                    2.4%
Technology                   0.3%
Other                        1.2%

---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
-------------------------------------------------
Description                       % of Net Assets
-------------------------------------------------
China Mobile Ltd.                       8.2%
-------------------------------------------------
Commonwealth Bank of Australia          5.1%
-------------------------------------------------
National Australia Bank Ltd.            4.2%
-------------------------------------------------
Telstra Corp. Ltd.                      4.1%
-------------------------------------------------
Australia & New Zealand
    Banking Group Ltd.                  3.6%
-------------------------------------------------
BHP Billiton Ltd.                       3.6%
-------------------------------------------------
Westpac Banking Corp.                   3.5%
-------------------------------------------------
CNOOC Ltd.                              2.5%
-------------------------------------------------
Singapore Telecommunications Ltd.       2.1%
-------------------------------------------------
Hang Seng Bank Ltd.                     2.1%
-------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree Pacific ex-Japan Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree Pacific ex-Japan Total Dividend Fund (DND) returned 24.40% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Financials contributed most significantly to this performance; the sector comprised on average 41.32% of the Fund and returned 18.72% over the period. China Mobile Ltd. was the top contributor to the performance for the period. Information Technology was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 9/30/07
----------------------------------------------------------------------------------------------
                                            Average Annual Total Return
----------------------------------------------------------------------------------------------
                                                              WisdomTree
                                                           Pacific ex-Japan      MSCI Pacific
                      Net Asset Value     Market Price      Dividend Index      ex-Japan Index
----------------------------------------------------------------------------------------------
Six Month*                  24.40%            24.29%             25.47%              23.83%
----------------------------------------------------------------------------------------------
One Year                    56.90%            57.06%             59.02%              55.32%
----------------------------------------------------------------------------------------------
Since Inception(1)          50.99%            51.82%             52.95%              48.42%
----------------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                     WisdomTree International Dividend Funds  11

Performance Summary

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------

          [PIE CHART]

Financials                  52.8%
Communications              13.6%
Industrials                 11.2%
Consumer Non-Cyclical        7.6%
Basic Materials              6.5%
Consumer Cyclical            5.3%
Energy                       1.1%
Utilities                    0.3%
Technology                   0.3%
Other                        1.3%

---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
-------------------------------------------------
Description                       % of Net Assets
-------------------------------------------------
Commonwealth Bank of Australia          9.0%
-------------------------------------------------
Westpac Banking Corp.                   8.1%
-------------------------------------------------
Australia & New Zealand
    Banking Group Ltd.                  7.8%
-------------------------------------------------
National Australia Bank Ltd.            7.8%
-------------------------------------------------
Telstra Corp. Ltd.                      7.5%
-------------------------------------------------
Hang Seng Bank Ltd.                     5.0%
-------------------------------------------------
Wesfarmers Ltd.                         4.0%
-------------------------------------------------
Suncorp-Metway Ltd.                     3.7%
-------------------------------------------------
St.George Bank Ltd.                     3.2%
-------------------------------------------------
AMP Ltd.                                2.8%
-------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree Pacific ex-Japan High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan High-Yielding Equity Index.

The WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH) returned 14.71% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Financials contributed most significantly to this performance; the sector comprised on average 48.97% of the Fund and returned 17.55% over the period. Commonwealth Bank of Australia was the top contributor to the performance for the period. Health Care was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
--------------------------------------------------------------------------------------------
                                           Average Annual Total Return
--------------------------------------------------------------------------------------------
                                                              WisdomTree
                                                           Pacific ex-Japan     MSCI Pacific
                                                             High-Yielding        ex-Japan
                      Net Asset Value     Market Price       Equity Index       Value Index
--------------------------------------------------------------------------------------------
Six Month*                  14.71%            14.37%             14.84%             15.04%
--------------------------------------------------------------------------------------------
One Year                    47.21%            47.03%             48.44%             41.54%
--------------------------------------------------------------------------------------------
Since Inception(1)          42.77%            43.06%             43.93%             39.58%
--------------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

12  WisdomTree International Dividend Funds

Performance Summary

WisdomTree International LargeCap Dividend Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------
           [PIE CHART]

Financials                  35.7%
Communications              14.5%
Consumer Non-Cyclical       12.6%
Energy                      11.4%
Utilities                    8.7%
Industrials                  5.2%
Consumer Cyclical            5.0%
Basic Materials              4.9%
Diversified                  0.7%
Technology                   0.4%
Other                        0.9%

---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++    A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
--------------------------------------------------
Description                        % of Net Assets
--------------------------------------------------
HSBC Holdings PLC                        2.6%
--------------------------------------------------
TOTAL S.A.                               2.4%
--------------------------------------------------
Eni SpA                                  2.2%
--------------------------------------------------
BP PLC                                   2.2%
--------------------------------------------------
Vodafone Group PLC                       2.1%
--------------------------------------------------
China Mobile Ltd.                        2.0%
--------------------------------------------------
Banco Santander Central Hispano, S.A.    1.8%
--------------------------------------------------
Telefonica S.A.                          1.8%
--------------------------------------------------
ABN AMRO Holding N.V.                    1.7%
--------------------------------------------------
Royal Dutch Shell PLC Class A            1.7%
--------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree International LargeCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The WisdomTree International LargeCap Dividend Fund (DOL) returned 11.73% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Telecommunication Services contributed most significantly to this performance; the industry comprised on average 12.05% of the Fund and returned 26.72% over the period. China Mobile Ltd. was the top contributor to the performance for the period. Health Care was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 9/30/07
---------------------------------------------------------------------------------------------
                                           Average Annual Total Return
---------------------------------------------------------------------------------------------
                                                              WisdomTree
                                                            International
                                                              LargeCap
                      Net Asset Value     Market Price     Dividend Index     MSCI EAFE Index
---------------------------------------------------------------------------------------------
Six Month*                  11.73%            11.59%            11.52%              8.72%
---------------------------------------------------------------------------------------------
One Year                    27.80%            27.99%            29.36%             24.94%
---------------------------------------------------------------------------------------------
Since Inception(1)          30.42%            30.18%            31.98%             27.29%
---------------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                     WisdomTree International Dividend Funds  13

Performance Summary

WisdomTree International Dividend Top 100 Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------

          [PIE CHART]

Financials                  51.3%
Communications              16.9%
Utilities                   10.6%
Consumer Non-Cyclical        8.1%
Energy                       6.9%
Industrials                  1.8%
Consumer Cyclical            1.8%
Basic Materials              1.7%
Other                        0.9%

---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
-------------------------------------------
Description                 % of Net Assets
-------------------------------------------
Banca Intesa SpA                  2.1%
-------------------------------------------
Telstra Corp. Ltd.                2.0%
-------------------------------------------
Lloyds TSB Group PLC              1.8%
-------------------------------------------
Commonwealth Bank of Australia    1.7%
-------------------------------------------
Enel SpA                          1.7%
-------------------------------------------
St.George Bank Ltd.               1.7%
-------------------------------------------
Suncorp-Metway Ltd.               1.7%
-------------------------------------------
Westpac Banking Corp.             1.7%
-------------------------------------------
Telecom Italia SpA                1.7%
-------------------------------------------
Australia & New Zealand
    Banking Group Ltd.            1.5%
-------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree International Dividend Top 100 Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Dividend Top 100 Index.

The WisdomTree International Dividend Top 100 Fund (DOO) returned 9.30% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Telecommunication Services contributed most significantly to this performance; the industry comprised on average 15.94% of the Fund and returned 16.99% over the period. CNOOC Ltd. was the top contributor to the performance for the period. Health Care was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
----------------------------------------------------------------------------------------
                                         Average Annual Total Return
----------------------------------------------------------------------------------------
                                                            WisdomTree
                                                           International
                                                              Dividend        MSCI EAFE
                      Net Asset Value     Market Price     Top 100 Index     Value Index
----------------------------------------------------------------------------------------
Six Month*                  9.30%              9.11%            10.09%           6.16%
----------------------------------------------------------------------------------------
One Year                   30.33%             30.68%            32.32%          22.00%
----------------------------------------------------------------------------------------
Since Inception(1)         34.28%             34.07%            36.12%          26.14%
----------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

14  WisdomTree International Dividend Funds

Performance Summary

WisdomTree International MidCap Dividend Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------

           [PIE CHART]

Financials                  19.4%
Industrials                 15.8%
Consumer Cyclical           13.9%
Consumer Non-Cyclical       12.7%
Basic Materials             12.0%
Communications               9.7%
Utilities                    7.5%
Energy                       3.3%
Diversified                  3.1%
Technology                   1.9%
Other                        0.7%

---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
------------------------------------------------
Description                      % of Net Assets
------------------------------------------------
Hong Kong Exchanges and
    Clearing Ltd.                      1.5%
------------------------------------------------
Wesfarmers Ltd.                        1.3%
------------------------------------------------
United Utilities PLC                   1.3%
------------------------------------------------
Zinifex Ltd.                           1.0%
------------------------------------------------
CITIC Pacific Ltd.                     1.0%
------------------------------------------------
Telecom Corp. of New Zealand Ltd.      0.9%
------------------------------------------------
Snam Rete Gas SpA                      0.9%
------------------------------------------------
BlueScope Steel Ltd.                   0.8%
------------------------------------------------
Scottish & Newcastle PLC               0.8%
------------------------------------------------
Societe Des Autoroutes
    Paris-Rhin-Rhone                   0.8%
------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree International MidCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The WisdomTree International MidCap Dividend Fund (DIM) returned 6.57% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Industrials contributed most significantly to this performance; the sector comprised on average 22.04% of the Fund and returned 14.86% over the period. Hong Kong Exchanges & Clearing Ltd. was the top contributor to the performance for the period. Consumer Discretionary was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
---------------------------------------------------------------------------------------------
                                           Average Annual Total Return
---------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                            International
                                                           MidCap Dividend
                      Net Asset Value     Market Price          Index         MSCI EAFE Index
---------------------------------------------------------------------------------------------
Six Month*                  6.57%              5.87%             6.68%              8.72%
---------------------------------------------------------------------------------------------
One Year                   29.02%             28.62%            30.18%             24.94%
---------------------------------------------------------------------------------------------
Since Inception(1)         33.00%             32.31%            34.27%             27.29%
---------------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                     WisdomTree International Dividend Funds  15

Performance Summary

WisdomTree International SmallCap Dividend Fund

Sector Breakdown+ as of 9/30/07++
---------------------------------

            [PIE CHART]

Industrials                 25.6%
Financials                  17.9%
Consumer Non-Cyclical       17.0%
Consumer Cyclical           15.7%
Communications               8.5%
Basic Materials              7.1%
Technology                   2.6%
Energy                       1.9%
Diversified                  1.7%
Utilities                    1.3%
Other                        0.7%

---------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
------------------------------------------------
Description                      % of Net Assets
------------------------------------------------
Kungsleden Fastighets AB               0.7%
------------------------------------------------
Electrocomponents PLC                  0.7%
------------------------------------------------
Orion Oyj Class B                      0.6%
------------------------------------------------
West Australian Newspapers
    Holdings Ltd.                      0.6%
------------------------------------------------
Brit Insurance Holdings PLC            0.6%
------------------------------------------------
Stagecoach Group PLC                   0.6%
------------------------------------------------
D. Carnegie & Co. AB                   0.6%
------------------------------------------------
CSR Ltd.                               0.5%
------------------------------------------------
Jubilee Mines NL                       0.5%
------------------------------------------------
Hong Kong Aircraft
    Engineering Co., Ltd.              0.5%
------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree International SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The WisdomTree International SmallCap Dividend Fund (DLS) returned 2.63% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Industrials contributed most significantly to this performance; the sector comprised on average 27.07% of the Fund and returned 8.31% over the period. JB Hi-Fi was the top contributor to the performance for the period. Financials was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
--------------------------------------------------------------------------------------------
                                           Average Annual Total Return
--------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                           International
                                                              SmallCap          MSCI EAFE
                      Net Asset Value     Market Price     Dividend Index     SmallCap Index
--------------------------------------------------------------------------------------------
Six Month*                  2.63%              2.41%             3.50%             (0.46)%
--------------------------------------------------------------------------------------------
One Year                   28.36%             28.46%            29.28%             19.15%
--------------------------------------------------------------------------------------------
Since Inception(1)         28.90%             28.90%            29.44%             17.94%
--------------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative.

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

16  WisdomTree International Dividend Funds

Performance Summary

WisdomTree International Real Estate Fund

Industry Breakdown+ as of 9/30/07
------------------------------------------------

                 [PIE CHART]

Real Estate Management & Development       42.5%
Retail REITS                               23.7%
Diversified REITS                          16.0%
Office REITS                               10.0%
Industrial REITS                            5.9%
Residential REITS                           1.0%
Specialized REITS                           0.5%
Other                                       0.4%

------------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/07
-------------------------------------------------
Description                       % of Net Assets
-------------------------------------------------
Westfield Group                         9.3%
-------------------------------------------------
Sun Hung Kai Properties Ltd.            6.0%
-------------------------------------------------
Cheung Kong (Holdings) Ltd.             4.5%
-------------------------------------------------
Stockland                               2.8%
-------------------------------------------------
GPT Group                               2.6%
-------------------------------------------------
Goodman Group                           2.5%
-------------------------------------------------
Hang Lung Properties Ltd.               2.3%
-------------------------------------------------
Land Securites Group PLC                2.2%
-------------------------------------------------
Allgreen Properties Ltd.                2.1%
-------------------------------------------------
Henderson Land Development Co., Ltd.    1.9%
-------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree International Real Estate Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Real Estate Index.

The WisdomTree International Real Estate Fund (DRW) returned 1.83% from its inception on June 5, 2007 through September 30, 2007 (for more complete performance information, please see below). Hong Kong contributed most significantly to this performance; the securities listed in Hong Kong comprised on average 23.88% of the Fund and returned 21.34% over the period. Sun Hung Kai Properties Ltd. was the top contributor to the performance for the period. Japan was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
----------------------------------------------------------------------------------------------
                                              Cumulative Total Return
----------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                           International
                                                            Real Estate     Dow Jones Wilshire
                      Net Asset Value     Market Price         Index        ex-U.S. RESI Index
----------------------------------------------------------------------------------------------
Since Inception(1)          1.83%              1.67%            1.99%              (6.70)%
----------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on June 5, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                     WisdomTree International Dividend Funds  17

Performance Summary

WisdomTree Emerging Markets High-Yielding Equity Fund

Sector Breakdown+ as of 9/30/07++
----------------------------------------------------

                   [PIE CHART]

Materials                                      21.7%
Energy                                         18.8%
Telecommunication Services                     17.2%
Banks                                          12.9%
Utilities                                       4.9%
Food, Beverages & Tobacco                       3.9%
Transportation                                  3.8%
Semiconductors & Semiconductor Equipment        3.5%
Capital Goods                                   2.8%
Technology Hardware & Equipment                 2.7%
Diversified Financials                          1.8%
Other                                           6.0%

----------------------------------------------------
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

++   A sector may comprise several industries.

Top Ten Holdings* as of 9/30/07
-------------------------------------------------
Description                       % of Net Assets
-------------------------------------------------
Petroleo Brasileiro S.A.                5.7%
-------------------------------------------------
S-Oil Corp.                             3.2%
-------------------------------------------------
Taiwan Semiconductor
    Manufacturing Co., Ltd.             3.2%
-------------------------------------------------
Formosa Petrochemical Corp.             3.1%
-------------------------------------------------
China Steel Corp.                       2.8%
-------------------------------------------------
PetroChina Co., Ltd. Class H            2.8%
-------------------------------------------------
Anglo Platinum Ltd.                     2.8%
-------------------------------------------------
Chunghwa Telecom Co., Ltd.              2.4%
-------------------------------------------------
PTT PCL                                 2.2%
-------------------------------------------------
Telkom S.A. Ltd.                        2.2%
-------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree Emerging Markets High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High-Yielding Equity Index.

The WisdomTree Emerging Markets High-Yielding Equity Fund (DEM) returned 2.47% from its inception on July 13, 2007 through September 30, 2007 (for more complete performance information, please see below). Materials contributed most significantly to this performance; the sector comprised on average 20.92% of the Fund and returned 9.26% over the period. China Steel Corp. was the top contributor to the performance for the period. Information Technology was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.63%.

Performance as of 9/30/07
------------------------------------------------------------------------------------------
                                            Cumulative Total Return
------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                              Emerging
                                                              Markets
                                                           High-Yielding     MSCI Emerging
                      Net Asset Value     Market Price      Equity Index     Markets Index
------------------------------------------------------------------------------------------
Since Inception(1)          2.47%              0.63%            2.64%             5.69%
------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on July 13, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

18  WisdomTree International Dividend Funds

Shareholder Expense Examples (unaudited)


As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007 for all Funds except WisdomTree International Real Estate Fund and WisdomTree Emerging Markets High-Yielding Fund; WisdomTree International Real Estate Fund's period was June 5, 2007 through September 30, 2007 and WisdomTree Emerging Markets High-Yielding Fund was July 13, 2007 through September 30, 2007.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period 4/01/07 to 9/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                     WisdomTree International Dividend Funds  19

Shareholder Expense Examples (unaudited) (concluded)

-------------------------------------------------------------------------------------------------------------------
                                                                                      Annualized
                                                                                    Expense Ratio     Expenses Paid
                                                                                     Based on the      During the
                                                  Beginning           Ending            Period          Period+
                                                Account Value     Account Value       4/01/07 to       4/01/07 to
                                                   4/01/07           9/30/07           9/30/07           9/30/07
-------------------------------------------------------------------------------------------------------------------
WisdomTree DEFA Fund
  Actual                                         $ 1,000.00        $ 1,106.32            0.48%           $ 2.54
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.59            0.48%           $ 2.44
-------------------------------------------------------------------------------------------------------------------
WisdomTree DEFA High-Yielding Equity Fund
  Actual                                         $ 1,000.00        $ 1,087.24            0.58%           $ 3.03
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.09            0.58%           $ 2.94
-------------------------------------------------------------------------------------------------------------------
WisdomTree Europe Total Dividend Fund
  Actual                                         $ 1,000.00        $ 1,093.81            0.48%           $ 2.52
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.59            0.48%           $ 2.44
-------------------------------------------------------------------------------------------------------------------
WisdomTree Europe High-Yielding Equity Fund
  Actual                                         $ 1,000.00        $ 1,077.12            0.58%           $ 3.02
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.09            0.58%           $ 2.94
-------------------------------------------------------------------------------------------------------------------
WisdomTree Europe SmallCap Dividend Fund
  Actual                                         $ 1,000.00        $   995.16            0.58%           $ 2.90
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.09            0.58%           $ 2.94
-------------------------------------------------------------------------------------------------------------------
WisdomTree Japan Total Dividend Fund
  Actual                                         $ 1,000.00        $   968.95            0.48%           $ 2.37
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.59            0.48%           $ 2.43
-------------------------------------------------------------------------------------------------------------------
WisdomTree Japan High-Yielding Equity Fund
  Actual                                         $ 1,000.00        $   942.62            0.58%           $ 2.82
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.10            0.58%           $ 2.94
-------------------------------------------------------------------------------------------------------------------
WisdomTree Japan SmallCap Dividend Fund
  Actual                                         $ 1,000.00        $   950.50            0.58%           $ 2.83
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.09            0.58%           $ 2.94
-------------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan Total Dividend Fund
  Actual                                         $ 1,000.00        $ 1,244.05            0.48%           $ 2.70
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.59            0.48%           $ 2.44
-------------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
  Actual                                         $ 1,000.00        $ 1,147.14            0.58%           $ 3.12
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.09            0.58%           $ 2.94
-------------------------------------------------------------------------------------------------------------------
WisdomTree International LargeCap Dividend Fund
  Actual                                         $ 1,000.00        $ 1,117.35            0.48%           $ 2.55
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.59            0.48%           $ 2.44
-------------------------------------------------------------------------------------------------------------------
WisdomTree International Dividend Top 100 Fund
  Actual                                         $ 1,000.00        $ 1,092.96            0.58%           $ 3.04
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.09            0.58%           $ 2.94
-------------------------------------------------------------------------------------------------------------------
WisdomTree International MidCap Dividend Fund
  Actual                                         $ 1,000.00        $ 1,065.72            0.58%           $ 3.00
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.09            0.58%           $ 2.94
-------------------------------------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend Fund
  Actual                                         $ 1,000.00        $ 1,026.25            0.58%           $ 2.95
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.09            0.58%           $ 2.94
-------------------------------------------------------------------------------------------------------------------
WisdomTree International Real Estate Fund*
  Actual                                         $ 1,000.00        $ 1,018.31            0.58%           $ 1.90
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,022.09            0.58%           $ 2.95
-------------------------------------------------------------------------------------------------------------------
WisdomTree Emerging Markets High-Yielding Equity Fund*
  Actual                                         $ 1,000.00        $ 1,024.66            0.63%           $ 1.40
  Hypothetical (5% return before expenses)       $ 1,000.00        $ 1,021.83            0.63%           $ 3.20
-------------------------------------------------------------------------------------------------------------------

* Commencement of investment operations for the WisdomTree International Real Estate Fund and WisdomTree Emerging Markets High-Yielding Equity Fund are June 5, 2007 and July 13, 2007, respectively.

+ Expenses are calculating using each Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect one-half year period) except for actual return information which reflects the 118 day period for WisdomTree International Real Estate Fund and the 80 day period for WisdomTree Emerging Markets High-Yielding Equity Fund.

20  WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree DEFA Fund

September 30, 2007

----------------------------------------------------------------------------
Investments                                       Shares        U.S. $ Value
----------------------------------------------------------------------------
COMMON STOCKS - 99.2%
Australia - 8.9%
Alumina Ltd.                                         44,680       $  282,313
Amcor Ltd.                                           45,660          298,202
AMP Ltd.                                             50,780          473,644
Aristocrat Leisure Ltd.(a)                           22,264          273,865
Austbrokers Holdings Ltd.                            13,233           49,067
Australia & New Zealand Banking Group Ltd.           64,122        1,685,320
Australian Stock Exchange Ltd.                        9,496          451,687
AXA Asia Pacific Holdings Ltd.(a)                    45,037          310,873
BHP Billiton Ltd.                                    42,908        1,691,629
Billabong International Ltd.(a)                      21,035          278,852
BlueScope Steel Ltd.(a)                              37,882          360,380
Caltex Australia Ltd.(a)                             14,513          302,331
Coca-Cola Amatil Ltd.                                41,515          330,648
Coles Group Ltd.                                     34,386          468,620
Commander Communications Ltd.(a)                    138,545           72,950
Commonwealth Bank of Australia                       49,364        2,463,379
Computershare Ltd.                                   28,205          231,879
CSL Ltd.                                              5,521          524,247
CSR Ltd.(a)                                          93,152          256,373
Foster's Group Ltd.                                  61,747          356,819
Harvey Norman Holdings Ltd.                          75,096          396,079
Insurance Australia Group Ltd.(a)                    68,966          320,415
John FairFax Holdings Ltd.(a)                        77,888          325,335
Leighton Holdings Ltd.(a)                            16,775          764,520
Lend Lease Corp. Ltd.                                21,086          352,675
Lion Nathan Ltd.                                     38,408          313,720
Macquarie Bank Ltd.(a)                                5,248          391,972
National Australia Bank Ltd.                         57,980        2,037,497
Newcrest Mining Ltd.                                 14,924          369,796
Orica Ltd.                                           13,598          362,210
Perpetual Ltd.(a)                                     4,421          285,877
Publishing & Broadcasting Ltd.(a)                    16,421          286,276
Qantas Airways Ltd.                                 102,107          504,207
QBE Insurance Group Ltd.                             17,786          532,003
Rio Tinto Ltd.(a)                                     5,129          491,201
Santos Ltd.                                          27,009          359,719
Sonic Healthcare Ltd.                                21,265          293,568
St. George Bank Ltd.(a)                              20,303          635,857
Suncorp-Metway Ltd.                                  36,242          651,069
TABCORP Holdings Ltd.                                24,021          322,049
Telstra Corp. Ltd.(a)                               413,866        1,596,854
Toll Holdings Ltd.                                   20,218          234,563
Wesfarmers Ltd.(a)                                   17,295          642,819
Westpac Banking Corp.                                65,125        1,642,523
Woodside Petroleum Ltd.                              11,987          532,517
Woolworths Ltd.                                      28,526          750,002
Zinifex Ltd.                                         14,979          234,890
                                                                  ----------
Total Australia                                                   26,793,291
----------------------------------------------------------------------------
Austria - 0.3%
Andritz AG                                              476           32,798
Bank Austria Creditanstalt AG                         2,215          456,759
BOEHLER-UDDEHOLM AG                                     778           81,256
Flughafen Wien AG                                       391           40,281
OMV AG                                                1,828          121,743
Schoeller-Bleckmann Oilfield Equipment AG               306           25,980
voestalpine AG                                        1,301          112,123
Wienerberger AG                                       1,337           83,396
                                                                  ----------
Total Austria                                                        954,336
----------------------------------------------------------------------------
Belgium - 1.8%
Barco N.V.                                            2,687          230,846
Bekaert S.A.                                            561           75,004
Belgacom S.A.                                        11,693          541,114
Compagnie Maritime Belge S.A.                         3,031          224,148
Delhaize Group                                        1,201          114,778
Dexia N.V.                                           19,291          582,713
Euronav N.V.                                          2,472           77,518
Fortis N.V.                                          44,518        1,307,377
Groep Colruyt S.A.                                      425           89,544
InBev N.V.                                            4,536          410,017
KBC Ancora                                              395           44,120
KBC Groep N.V.                                        6,592          904,482
Mobistar S.A.                                         2,928          255,465
Solvay S.A.                                           1,474          213,335
UCB S.A.                                              4,748          279,413
Umicore                                                  50           11,918
                                                                  ----------
Total Belgium                                                      5,361,792
----------------------------------------------------------------------------
Denmark - 0.7%
A/S Dampskibsselskabat TORM                           3,602          146,379
Amagerbanken A/S                                      6,575          376,334
Bang & Olufsen A/S Class B                               60            6,754
Carlsberg A/S Class B                                   375           51,084
Danisco A/S                                           3,300          255,936
Danske Bank A/S                                      16,807          680,604
DSV A/S                                                 500           11,757
FLSmidth & Co. A/S                                      100           10,608
H. Lundbeck A/S                                       8,701          235,730
NKT Holding A/S                                         400           44,721
Novo-Nordisk A/S Class B                              3,301          397,404
Novozymes A/S Class B                                   100           12,535
Sydbank A/S                                              50            2,170
                                                                  ----------
Total Denmark                                                      2,232,016
----------------------------------------------------------------------------
Finland - 2.2%
Elcoteq SE                                           55,364          373,208
Elisa Oyj                                             2,645           82,003
Finnair Oyj                                           3,416           56,839
Fortum Oyj                                           31,847        1,165,795
KCI Konecranes Oyj                                    2,557          102,584
Kemira Oyj                                            3,416           79,575
Kesko Oyj Class B                                     1,710          113,301

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  21

WisdomTree DEFA Fund

September 30, 2007

------------------------------------------------------------------------------------
Investments                                              Shares         U.S. $ Value
------------------------------------------------------------------------------------
Metso Oyj                                                     1,710       $  117,460
Nokia Oyj                                                    66,200        2,509,940
Nokian Renkaat Oyj                                            3,416          133,402
Ramirent Oyj                                                  6,782          146,508
Rautaruukki Oyj                                               5,112          308,903
Sampo Oyj Class A                                            13,651          415,649
Sanoma-WSOY Oyj                                               4,438          137,654
Stora Enso Oyj Class R                                       13,651          265,192
UPM-Kymmene Corp.                                            13,651          329,257
Uponor Oyj                                                    1,710           52,942
Wartsila Oyj Class B                                          1,710          116,852
YIT Oyj                                                       1,710           50,680
                                                                          ----------
Total Finland                                                              6,557,744
------------------------------------------------------------------------------------
France - 12.5%
Accor S.A.                                                    6,256          553,925
Air France-KLM                                                6,587          241,406
AXA S.A.(a)                                                  70,560        3,148,885
BNP Paribas                                                  19,139        2,088,749
Carrefour S.A.                                               12,433          868,696
Casino Guichard Perrachon S.A.                                4,586          479,626
Christian Dior S.A.                                           3,707          473,101
Cie de Saint-Gobain S.A.                                      6,339          659,808
CNP Assurances S.A.                                           3,707          472,943
Compagnie Generale des Etablissements Michelin
Class B                                                       5,624          754,067
Credit Agricole S.A.                                         25,537          982,386
Electricite de France                                        27,018        2,849,112
Gaz de France S.A.                                           10,224          529,840
Groupe Danone                                                 7,623          598,426
Hermes International                                          4,130          463,535
Lafarge S.A.                                                  3,453          533,546
Lagardere SCA                                                 4,620          392,183
L'Air Liquide S.A.                                            4,537          605,612
L'Oreal S.A.                                                  7,533          985,601
LVMH Moet Hennessy Louis Vuitton S.A.                         5,589          668,221
Natixis                                                      76,966        1,702,059
PPR S.A.                                                      3,031          568,732
Renault S.A.                                                 13,164        1,902,446
Sanofi-Aventis                                               17,278        1,459,079
Schneider Electric S.A.                                       4,824          607,836
Societe Des Autoroutes Paris-Rhin-Rhone                       6,749          707,379
Societe Generale                                             10,639        1,780,528
Sodexho Alliance S.A.                                         4,824          332,732
Suez S.A.                                                    34,953        2,052,956
Technip S.A.                                                  6,685          596,093
TOTAL S.A.                                                   61,103        4,954,901
Veolia Environnement S.A.                                     6,188          531,448
VINCI S.A.                                                    9,478          738,522
Vivendi S.A.                                                 32,186        1,354,890
                                                                          ----------
Total France                                                              37,639,269
------------------------------------------------------------------------------------
Germany - 7.5%
Allianz SE                                                    6,256        1,457,768
AMB Generali Holding AG                                       1,252          195,271
BASF AG                                                       9,310        1,284,300
Bayer AG                                                     12,022          954,359
Bayer Schering Pharma AG                                      2,176          325,397
Bayerische Motoren Werke AG                                   5,326          342,589
Beate Uhse AG                                                26,748          115,260
Beiersdorf AG                                                 3,829          285,993
Commerzbank AG                                                6,475          261,427
Continental AG                                                  116           15,999
DaimlerChrysler AG                                           25,177        2,529,296
Deutsche Bank AG                                              5,703          733,029
Deutsche Boerse AG                                            2,813          382,048
Deutsche Lufthansa AG                                        10,038          287,938
Deutsche Post AG                                             23,667          686,623
Deutsche Postbank AG                                          2,676          195,954
Deutsche Telekom AG                                         182,401        3,574,552
Deutsche Wohnen AG                                            7,120          305,087
E.ON AG                                                      12,925        2,383,317
Fraport AG Frankfurt Airport Services Worldwide               2,727          188,054
Fresenius Medical Care AG & Co. KGaA                          4,820          255,477
Henkel KGaA                                                     309           14,594
Hypo Real Estate Holding AG                                   3,014          170,940
MAN AG                                                        2,693          390,836
Metro AG                                                      4,319          389,051
Muenchener Rueckversicherungs-Gesellshaft AG                  3,880          743,653
MVV Energie AG                                                6,212          260,526
RWE AG                                                        8,429        1,057,280
Salzgitter AG                                                 1,234          241,724
Siemens AG                                                   10,241        1,404,282
ThyssenKrupp AG                                               8,107          514,901
Volkswagen AG                                                 3,175          715,679
                                                                          ----------
Total Germany                                                             22,663,204
------------------------------------------------------------------------------------
Hong Kong - 4.4%
Bank of East Asia Ltd.                                       37,418          210,001
BOC Hong Kong (Holdings) Ltd.                               297,640          754,765
Cathay Pacific Airways Ltd.                                 101,000          276,271
Cheung Kong (Holdings) Ltd.                                  33,969          560,564
China Merchants Holdings (International) Co., Ltd.           34,016          211,706
China Mobile Ltd.                                           244,124        4,000,307
China Overseas Land & Investment Ltd.                        68,034          155,358
China Resources Enterprise, Ltd.                             32,016          135,999
China Travel International Investment Hong Kong
  Ltd.                                                      136,067          100,711
China Unicom Ltd.                                            64,051          132,576
CITIC International Financial Holdings Ltd.                 119,060           95,326
CITIC Pacific Ltd.                                           66,025          421,546
CLP Holdings Ltd.                                            51,034          353,424
CNOOC Ltd.                                                  561,153          943,363

                       See Notes to Financial Statements.

22  WisdomTree International Dividend Funds

WisdomTree DEFA Fund

September 30, 2007

----------------------------------------------------------------------------
Investments                                       Shares        U.S. $ Value
----------------------------------------------------------------------------
Dah Sing Financial Holdings Ltd.                      5,603       $   43,274
Denway Motors Ltd.                                  102,051           59,245
Hang Seng Bank Ltd.                                  61,029        1,084,887
Henderson Investment Ltd.                            21,335           35,427
Hong Kong & China Gas Co., Ltd. (The)                   217              506
Hong Kong Aircraft Engineering Co., Ltd.                400            9,057
Hong Kong Exchanges and Clearing Ltd.                32,000          978,703
Hongkong Electric Holdings Ltd.                          25              130
Hopewell Holdings Ltd.                               17,008           81,223
Hutchison Whampoa Ltd.                               67,025          717,388
Industrial & Commercial Bank of China Ltd.               16               45
MTR Corp.                                            68,034          202,736
New World Development Co., Ltd.                      50,954          141,017
PCCW Ltd.                                            73,060           48,339
Shanghai Industrial Holdings Ltd.                    16,008           79,951
Shun TAK Holdings Ltd.                               33,969           54,745
Singamas Container Holdings Ltd.(a)                 268,034          162,849
Sino Land Co. Ltd.                                   33,969           84,566
Sun Hung Kai Properties Ltd.                         36,328          612,586
Television Broadcasts Ltd.                           17,008          102,241
Wharf (Holdings) Ltd. (The)                          33,969          167,032
Wing Hang Bank Ltd.                                   8,505           97,874
Wing Lung Bank Ltd.                                   6,803           70,538
                                                                  ----------
Total Hong Kong                                                   13,186,276
----------------------------------------------------------------------------
Ireland - 0.5%
Allied Irish Banks PLC                               19,256          465,543
Anglo Irish Bank Corp. PLC                            4,519           83,547
Bank of Ireland                                      19,679          365,224
CRH PLC                                               4,885          192,021
DCC PLC                                                 980           28,989
FBD Holdings PLC                                      2,690           84,163
Glanbia PLC                                           4,559           27,361
Greencore Group PLC                                   3,812           24,802
IAWS Group PLC                                          913           20,190
Independent News & Media PLC                         18,615           70,551
Irish Life & Permanent PLC                            4,722          104,626
Kerry Group PLC Class A                                 862           25,499
Kingspan Group PLC                                      997           21,793
                                                                  ----------
Total Ireland                                                      1,514,309
----------------------------------------------------------------------------
Italy - 7.2%
Actelios SpA                                          4,253           43,246
AEM SpA                                              86,226          321,894
Alleanza Assicurazioni SpA                           18,683          248,031
Assicurazioni Generali SpA                           12,515          549,252
Atlantia SpA                                          6,990          235,498
Autogrill SpA                                         8,464          162,621
Banca Carige SpA                                     43,155          205,906
Banca Intesa SpA                                    405,007        3,118,934
Banca Italease SpA(a)                                 6,899          128,529
Banca Monte dei Paschi di Siena SpA                  34,539          211,337
Banca Popolare dell'Etruria e del Lazio               1,274           22,068
Banca Popolare di Milano S.c.r.l.                    16,539          243,677
Banco Popolare S.c.r.l.                               7,229          161,510
Capitalia SpA                                        48,142          458,716
Enel SpA                                            232,766        2,628,363
Eni SpA(a)                                          141,567        5,232,552
Finmeccanica SpA                                      9,106          264,570
Fondiaria-Sai SpA                                     5,470          256,168
Hera SpA                                             37,484          154,326
Ifil Investments SpA                                 35,995          386,998
Luxottica Group SpA                                   7,889          267,806
Mediobanca SpA(a)                                    13,919          303,654
Mediolanum SpA(a)                                    29,624          208,964
Saipem SpA                                            5,470          232,752
Snam Rete Gas SpA                                    63,850          396,134
Telecom Italia SpA                                  888,835        2,695,600
Terna SpA                                            71,167          262,387
UniCredito Italiano SpA                             202,408        1,727,127
Unione di Banche Italiane SCPA                       11,617          311,423
Unipol SpA                                           63,884          216,683
                                                                  ----------
Total Italy                                                       21,656,726
----------------------------------------------------------------------------
Japan - 8.5%
Asahi Glass Co., Ltd.                                17,000          228,362
Astellas Pharma, Inc.                                 6,800          325,766
Bridgestone Corp.                                    11,900          262,801
Canon Inc.                                           10,200          556,049
Chubu Electric Power Co., Inc.                       10,200          263,835
Chugai Pharmaceutical Co., Ltd.                      11,900          196,273
Dai Nippon Printing Co., Ltd.                        17,000          242,699
Daiwa House Industry Co., Ltd.                       17,000          221,562
Daiwa Securities Group, Inc.                         22,000          209,260
DENSO Corp.                                           6,800          256,001
Eisai Co., Ltd.                                       5,100          240,777
Fanuc Ltd.                                            3,400          346,164
Fuji Photo Film Co., Ltd.                             6,800          313,942
Hitachi Ltd.                                         34,000          226,144
Honda Motor Co., Ltd.                                10,200          342,321
ITOCHU Corp.                                         34,000          412,381
Japan Tobacco, Inc.                                      68          373,064
JFE Holdings, Inc.                                    6,800          481,259
Kansai Electric Power Co., Inc. (The)                11,900          271,595
Kao Corp.                                            17,000          506,977
Keiyo Co., Ltd.                                       5,400           28,499
Kirin Brewery Co., Ltd.                              17,000          224,666
Kobe Steel Ltd.                                      82,000          305,856
Kojima Co., Ltd.                                      2,700           16,339
Komatsu Ltd.                                         17,000          570,534
Konaka Co., Ltd.                                     14,000          106,264
Kyocera Corp.                                         3,400          318,376
Kyushu Electric Power Co., Inc.                      11,900          314,533
Matsushita Electric Industrial Co., Ltd.             17,000          318,524
Millea Holdings, Inc.                                   500           20,084

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  23

WisdomTree DEFA Fund

September 30, 2007

--------------------------------------------------------------------------
Investments                                     Shares        U.S. $ Value
--------------------------------------------------------------------------
Mitsubishi Corp.                                   13,600       $  430,413
Mitsubishi Electric Corp.                          34,000          425,684
Mitsubishi Estate Co., Ltd.                        16,976          485,598
Mitsubishi Heavy Industries Ltd.                   68,000          444,012
Mitsubishi UFJ Financial Group, Inc.               60,000          524,801
Mitsui & Co., Ltd.                                 17,000          412,381
Mitsui Fudosan Co., Ltd.                           16,976          470,838
Mitsui Sumitomo Insurance Co., Ltd.                17,000          199,391
Mizuho Financial Group, Inc.                           34          193,627
Nippon Oil Corp.                                   34,000          315,420
Nippon Steel Corp.                                199,000        1,430,884
Nippon Telegraph & Telephone Corp.                    102          476,234
Nissan Motor Co., Ltd.                             49,300          493,364
Nomura Holdings, Inc.                              73,800        1,235,828
NTT DoCoMo, Inc.                                      821        1,170,665
Ricoh Co., Ltd.                                    17,000          359,171
Right On Co., Ltd.                                  5,000           53,645
Sankyo Seiko Co., Ltd.                             13,200           49,006
Secom Co., Ltd.                                     8,500          408,686
Sekisui House Ltd.                                 17,000          213,729
Sharp Corp.                                        17,000          308,177
Shin-Etsu Chemical Co., Ltd.                        5,100          352,076
Sony Corp.                                          5,100          246,985
Sumitomo Chemical Co., Ltd.                        34,000          291,179
Sumitomo Corp.                                     17,000          328,131
Sumitomo Electric Industries Ltd.                  10,000          159,110
Sumitomo Metal Industries Ltd.                     68,000          396,122
Sumitomo Mitsui Financial Group, Inc.                  17          132,287
Suzuki Motor Corp.                                 11,900          351,780
T&D Holdings, Inc.                                  3,400          208,999
Takagi Securities Co., Ltd.                        24,000           78,251
Takeda Pharmaceutical Co., Ltd.                     6,800          477,712
Tochigi Bank Ltd. (The)                            84,000          468,878
Tohoku Electric Power Co., Inc.                    11,900          254,006
Tokyo Electric Power Co., Inc. (The)               15,300          385,776
Tokyo Gas Co., Ltd.                                51,000          237,230
Toray Industries, Inc.                             18,000          142,729
Tori Holdings Co., Ltd.                           277,000           48,168
Toshiba Corp.                                      34,000          317,193
Toyo Securities Co., Ltd.                           8,000           28,170
Toyota Motor Corp.                                 31,600        1,862,783
Trans Cosmos, Inc.                                  6,700          109,691
Uniden Corp.                                        2,000           13,233
                                                                ----------
Total Japan                                                     25,492,950
--------------------------------------------------------------------------
Netherlands - 3.9%
ABN AMRO Holding N.V.                              55,626        2,923,058
AEGON N.V.                                         32,254          616,034
Akzo Nobel N.V.                                     4,722          388,150
CSM N.V.                                            3,639          121,721
Heineken Holding N.V.                               2,793          159,677
Heineken N.V.                                       3,572          233,778
ING Groep N.V.                                     50,714        2,245,185
Koninklijke DSM N.V.                                3,538          190,445
Koninklijke Philips Electronics N.V.               13,986          629,524
Koninklijke Vopak N.V.                              2,488          141,532
OCE N.V.                                            7,348          154,032
Randstad Holding N.V.                               1,761           94,942
Reed Elsevier N.V.                                 13,902          263,346
Royal KPN N.V.                                     65,269        1,129,647
SBM Offshore N.V.                                   2,439           95,630
STMicroelectronics N.V.                            22,315          374,159
TNT N.V.                                            6,086          254,463
Unilever N.V.                                      10,507          322,908
Unilever N.V. CVA                                  35,182        1,083,237
Vedior N.V.                                         4,891          107,327
Wolters Kluwer N.V.                                 5,351          158,439
                                                                ----------
Total Netherlands                                               11,687,234
--------------------------------------------------------------------------
New Zealand - 0.5%
Air New Zealand Ltd.                               34,707           64,775
Auckland International Airport Ltd.                41,672           98,555
CanWest MediaWorks (NZ) Ltd.                       17,545           35,661
Fisher & Paykel Appliances Holdings Ltd.            9,499           25,552
Fisher & Paykel Healthcare Corp.                   11,063           27,585
Fletcher Building Ltd.                             16,507          158,278
Freightways Ltd.                                    5,316           15,264
Hallenstein Glasson Holdings Ltd.                  66,621          224,511
Infratil Ltd.                                       9,782           21,952
Mainfreight Ltd.                                   20,185          102,187
New Zealand Refining Co., Ltd. (The)               10,217           58,672
Nuplex Industries Ltd.                              3,065           16,999
Port of Tauranga Ltd.                              33,288          168,521
Sanford Ltd.                                       42,269          138,932
Sky City Entertainment Group Ltd.                  16,946           66,839
Telecom Corp. of New Zealand Ltd.                  79,765          269,409
Warehouse Group Ltd. (The)                         14,338           59,586
                                                                ----------
Total New Zealand                                                1,553,278
--------------------------------------------------------------------------
Norway - 1.0%
ABG Sundal Collier ASA                             16,000           42,197
Aker ASA Class A                                    1,021           71,742
DnB NOR ASA                                        34,016          518,811
EDB Business Partner ASA                                2               16
Ekornes ASA                                         1,701           36,076
Norsk Hydro ASA                                    19,459          841,558
Orkla ASA                                          15,310          271,908
ProSafe ASA                                         1,700           30,161
Schibsted ASA                                         850           44,520
Sparebanken Midt-Norge                             15,400          198,810
Statoil ASA                                        25,461          862,826
Storebrand ASA                                          5               77
Tomra Systems ASA                                       2               14
Veidekke ASA                                        3,950           36,060

                       See Notes to Financial Statements.

24  WisdomTree International Dividend Funds

WisdomTree DEFA Fund

September 30, 2007

-----------------------------------------------------------------------------------
Investments                                               Shares       U.S. $ Value
-----------------------------------------------------------------------------------
Yara International ASA                                       5,102       $  160,430
                                                                         ----------
Total Norway                                                              3,115,206
-----------------------------------------------------------------------------------
Portugal - 0.7%
Banco BPI, S.A.                                              9,276           77,832
Banco Comercial Portugues, S.A. Class R(a)                  67,466          279,205
Banco Espirito Santo, S.A.                                   9,733          220,084
Brisa-Auto-estradas de Portugal S.A.                        10,404          136,124
Jeronimo Martins, SGPS, S.A.                                11,427           70,041
Mota-Engil, SGPS, S.A.                                       3,707           28,205
Portucel-Empresa Produtora De Pasta E Papel, S.A.           11,160           41,106
Portugal Telecom, SGPS, S.A.                                34,774          486,131
PT Multimedia - Servicos de Telecomunicacoes e
Multimedia, SGPS, S.A.(a)                                    5,722           84,956
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.            177,082          526,339
Semapa-Sociedade de Investimento e Gestao,
SGPS, S.A.                                                   3,555           57,787
Sonae SGPS, S.A.                                            23,008           59,552
                                                                         ----------
Total Portugal                                                            2,067,362
-----------------------------------------------------------------------------------
Singapore - 1.4%
City Developments Ltd.                                       1,180           12,878
ComfortDelgro Corp., Ltd.                                   51,000           66,651
Cosco Corp. (Singapore) Ltd.                                17,000           68,140
DBS Group Holdings Ltd.                                     36,000          523,830
Fraser and Neave Ltd.                                       19,807           76,055
Guocoland Ltd.(a)                                           16,976           58,323
Jaya Holdings Ltd.                                          51,000           68,712
Keppel Corp. Ltd.                                           30,000          291,017
Keppel Land Ltd.                                            16,976           94,918
Keppel Telecommunications & Transportation Ltd.             21,000           63,660
MobileOne Ltd.                                              20,800           28,724
Oversea-Chinese Banking Corp. Ltd.                          68,000          407,693
Parkway Holdings Ltd.                                       34,000           97,113
SBS Transit Ltd.                                            25,500           52,565
SembCorp Industries Ltd.                                    17,000           73,866
SembCorp Marine Ltd.                                        23,000           71,272
SIA Engineering Co., Ltd.                                   17,000           56,115
Singapore Airlines Ltd.                                     17,866          223,859
Singapore Airport Terminal Services Ltd.                    34,000           62,757
Singapore Exchange Ltd.                                     17,000          147,731
Singapore Post Ltd.                                         68,000           55,886
Singapore Press Holdings Ltd.                               34,000           98,946
Singapore Technologies Engineering Ltd.                     17,000           44,663
Singapore Telecommunications Ltd.                          288,150          780,331
SMRT Corp. Ltd.                                             51,000           58,749
StarHub Ltd.                                                29,610           61,835
Straits Trading Co., Ltd.                                   17,000           51,763
United Overseas Bank Ltd.                                   35,000          521,068
Venture Corp., Ltd.                                         14,000          155,613
                                                                         ----------
Total Singapore                                                           4,374,733
-----------------------------------------------------------------------------------
Spain - 6.9%
Abertis Infraestructuras S.A.(a)                             8,463          263,942
Acciona, S.A.                                                  845          229,167
Acerinox S.A.(a)                                             4,346          130,412
ACS, Actividades Construccion y Servicios, S.A.              3,284          180,742
Altadis, S.A.                                                4,015          281,728
Banco Bilbao Vizcaya Argentaria, Chile, S.A.                91,839        2,147,208
Banco Guipuzcoano SA                                         4,189           84,297
Banco Popular Espanol, S.A.(a)                              22,622          387,671
Banco Sabadell S.A.(a)                                      17,533          168,308
Banco Santander Central Hispano S.A.                       242,297        4,696,660
Bankinter, S.A.(a)                                           9,643          138,646
Cia Espanola De Petroleos, S.A.(a)                           3,623          363,763
Corporacion Mapfre S.A.                                     23,514          106,006
Ebro Puleva S.A.                                             6,813          139,329
Enagas                                                       6,086          157,352
Endesa S.A.                                                 47,171        2,689,406
Fomento de Construcciones y Contratas S.A.                   1,828          147,532
Gas Natural SDG, S.A.                                        8,514          479,484
Gestevision Telecinco, S.A.                                  9,191          240,637
Grupo Ferrovial S.A.(a)                                      1,845          155,726
IBERDROLA, S.A.                                             19,992        1,171,382
Inditex S.A.                                                 3,470          233,221
Montebalito S.A.                                             4,363           68,626
Red Electrica de Espana                                      2,570          132,856
Repsol YPF, S.A.                                            19,224          684,852
Telefonica, S.A.                                           178,744        4,989,960
Union Fenosa, S.A.                                           3,846          226,933
Zardoya-Otis S.A.                                            3,419          105,853
                                                                         ----------
Total Spain                                                              20,801,699
-----------------------------------------------------------------------------------
Sweden - 3.0%
AB Volvo Class A                                            17,010          294,498
AB Volvo Class B                                            42,525          737,888
Alfa Laval AB                                                3,402          217,981
Assa Abloy AB Class B                                        6,803          140,655
Atlas Copco AB Class A                                      13,606          234,512
Atlas Copco AB Class B                                           4               64
Axfood AB                                                    3,101          104,261
Electrolux AB Series B                                       6,803          143,547
Fabege AB                                                   10,191          120,908
H&M Hennes & Mauritz AB Class B                             15,057          950,802
Holmen AB Class B                                            1,701           64,947
Investment AB Kinnevik Class B                                 503           10,536
JM AB                                                        6,803          163,527
L E Lundbergforetagen AB Class B                                 1               69
Nolato AB Class B                                            4,200           37,007
Nordea Bank AB                                              61,129        1,061,174
Q-Med AB                                                    38,400          549,076
Ratos AB Class B                                             6,803          199,808
Sandvik AB                                                  20,410          436,182
Scania AB Class A                                            9,608          245,062
Scania AB Class B                                           13,608          330,258
Securitas AB Class B                                        19,803          260,201
Skandinaviska Enskilda Banken AB                            10,206          330,521

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  25

WisdomTree DEFA Fund

September 30, 2007

--------------------------------------------------------------------------------------
Investments                                                  Shares       U.S. $ Value
--------------------------------------------------------------------------------------
Skanska AB Class B                                             10,206      $   201,547
SKF AB Class B                                                  6,803          142,758
SSAB Svenskt Stal AB Series A                                   6,702          247,088
Svenska Cellulosa Aktiebolaget SCA Class B                     10,206          189,714
Svenska Handelsbanken AB Class A                               13,607          420,680
Swedbank AB Class A                                            11,906          396,618
Tele2 AB Class B                                                1,605           34,549
TeliaSonera AB                                                 76,538          689,180
                                                                           -----------
Total Sweden                                                                 8,955,618
--------------------------------------------------------------------------------------
Switzerland - 3.4%
Adecco S.A.                                                     2,336          137,676
Ciba Specialty Chemicals Holding Inc.                           1,979          100,542
Credit Suisse Group                                            20,608        1,363,635
Givaudan S.A.                                                     136          125,266
Holcim Ltd.                                                     2,319          255,285
Kuehne + Nagel International AG                                 1,574          154,409
Nestle S.A.                                                     6,169        2,761,845
Nobel Biocare Holding AG                                          400          107,944
Novartis AG                                                    27,042        1,487,287
Roche Holding AG                                                5,385          973,098
SGS S.A.                                                          119          135,482
Swatch Group AG (The) Class B                                     696          227,591
Swiss Reinsurance Co.                                           5,843          518,678
Swisscom AG                                                     1,102          417,660
UBS AG                                                         30,493        1,634,020
                                                                           -----------
Total Switzerland                                                           10,400,418
--------------------------------------------------------------------------------------
United Kingdom - 23.9%
Abacus Group PLC                                              389,637          642,999
Accident Exchange Group PLC                                   128,976          365,249
Anglo American PLC                                             20,940        1,403,157
AstraZeneca PLC                                                25,285        1,261,587
Aviva PLC                                                      57,234          858,217
BAE SYSTEMS PLC                                               113,552        1,141,687
Barclays PLC                                                  182,900        2,219,018
BG Group PLC                                                   59,536        1,026,161
BHP Billiton PLC                                               43,010        1,533,462
Blacks Leisure Group PLC                                       12,675           70,692
Bloomsbury Publishing PLC                                      53,079          159,777
BP PLC                                                        421,083        4,868,542
British American Tobacco PLC                                   48,125        1,717,791
British Sky Broadcasting PLC                                   58,108          822,784
BT Group PLC                                                  223,241        1,396,297
Cable & Wireless PLC                                           60,609          227,206
Cadbury Schweppes PLC                                          78,065          901,789
Carter & Carter Group PLC                                     343,977          562,393
Centrica PLC                                                  144,261        1,118,327
Compass Group PLC                                             102,590          631,215
Diageo PLC                                                     63,728        1,394,440
GlaxoSmithKline PLC                                           116,106        3,068,032
HBOS PLC                                                       99,536        1,854,510
Hikma Pharmaceuticals PLC                                      18,881          161,562
HSBC Holdings PLC                                             307,675        5,669,780
Imperial Tobacco Group PLC                                     16,400          748,775
J. Sainsbury PLC                                               56,966          670,244
Kingfisher PLC                                                182,546          664,975
Legal & General Group PLC                                     331,303          901,773
Lloyds TSB Group PLC                                          274,181        3,030,417
London Scottish Bank PLC                                      114,432          185,345
Man Group PLC                                                 105,815        1,193,247
Marks & Spencer Group PLC                                      74,741          937,243
National Grid PLC                                              78,630        1,255,942
Old Mutual PLC                                                262,238          856,435
Pearson PLC                                                    56,354          869,707
Prudential PLC                                                 72,825        1,115,000
Reckitt Benckiser PLC                                          20,488        1,198,807
Reed Elsevier PLC                                              75,848          954,988
Rio Tinto PLC                                                  15,574        1,341,530
Royal Bank of Scotland Group (The) PLC                        221,243        2,366,433
Royal Dutch Shell PLC Class A                                  82,931        3,407,910
Royal Dutch Shell PLC Class B                                  58,235        2,387,137
SABMiller PLC                                                  43,443        1,232,039
Sage Group (The) PLC                                          160,956          817,349
Scottish & Southern Energy PLC                                    280            8,620
Smith & Nephew PLC                                             24,732          301,067
Smiths Group PLC                                               31,814          692,885
Smiths News PLC                                               111,472          277,071
Standard Chartered PLC                                         32,408        1,056,422
Tesco PLC                                                     124,798        1,116,824
Unilever PLC                                                   34,588        1,088,728
Vodafone Group PLC                                          1,316,893        4,735,442
WPP Group PLC                                                  23,188          312,742
Xstrata PLC                                                    19,283        1,274,444
                                                                           -----------
Total United Kingdom                                                        72,076,215
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $275,712,406)                                                       299,083,676
======================================================================================
RIGHTS* - 0.0%
Austria - 0.0%
Wienerberger AG, expiring 10/08/07                              1,259                -
--------------------------------------------------------------------------------------
Italy - 0.0%
Capitalia SpA, expiring 10/03/07                               42,519                -
======================================================================================
TOTAL RIGHTS
(Cost: $0)                                                                           -
======================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $275,712,406)                                                       299,083,676
======================================================================================
SHORT-TERM INVESTMENT - 0.3%
MONEY MARKET FUND - 0.3%
United States - 0.3%
Columbia Cash Reserves Fund, 4.99%(b)
(Cost: $1,010,149)                                          1,010,149        1,010,149
======================================================================================

                       See Notes to Financial Statements.

26  WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Fund

September 30, 2007

----------------------------------------------------------------------------------
Investments                                               Shares      U.S. $ Value
----------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED - 4.3%
MONEY MARKET FUNDS(c) - 4.3%
AIM Liquid Assets Portfolio, 5.11%                            10      $         10
UBS Enhanced Yield Portfolio, 5.21%                    7,438,808         7,438,808
UBS Private Money Market Fund LLC, 5.38%               5,514,934         5,514,934
                                                                      ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $12,953,752)(d)                                                  12,953,752
==================================================================================
TOTAL INVESTMENTS IN SECURITIES - 103.8%
(Cost: $289,676,307)(e)                                                313,047,577
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (3.8)%                                                  (11,424,797)
                                                                      ------------
NET ASSETS - 100.%                                                    $301,622,780
==================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Rate shown represents annualized 7-day yield as of September 30, 2007.

(c)   Interest rates shown reflect yields as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $11,458,810 and the total market value of the collateral held by the Fund was $12,953,752.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  27

Schedule of Investments (unaudited)

WidsomTree DEFA High-Yielding Equity Fund

September 30, 2007

-----------------------------------------------------------------------------
Investments                                          Shares      U.S. $ Value
-----------------------------------------------------------------------------
COMMON STOCKS - 99.0%
Australia - 12.8%
Adelaide Bank Ltd.                                     1,580       $   19,757
Alumina Ltd.(a)                                       40,499          255,895
Amcor Ltd.(a)                                         42,217          275,716
AMP Ltd.                                              76,249          711,203
Aristocrat Leisure Ltd.(a)                            16,560          203,701
Austbrokers Holdings Ltd.                             17,333           64,270
Australia & New Zealand Banking Group Ltd.           101,138        2,658,212
Australian Stock Exchange Ltd.(a)                     10,175          483,985
AWB Ltd.(a)                                           77,097          167,838
AXA Asia Pacific Holdings Ltd.                         5,795           40,001
Bendigo Bank Ltd.(a)                                   7,547           91,498
Billabong International Ltd.(a)                       15,659          207,584
BlueScope Steel Ltd.(a)                               81,022          770,780
Boral Ltd.(a)                                         26,960          171,541
Caltex Australia Ltd.(a)                              10,772          224,399
Centennial Coal Co., Ltd.                              8,656           28,572
Coca-Cola Amatil Ltd.(a)                              42,776          340,692
Coles Group Ltd.                                      51,687          704,403
Commander Communications Ltd.                         20,915           11,013
Commonwealth Bank of Australia                        73,726        3,679,100
CSR Ltd.(a)                                           63,984          176,096
David Jones Ltd.                                       4,237           19,123
Downer EDI Ltd.(a)                                    28,139          155,884
Foster's Group Ltd.                                   92,797          536,248
Gloucester Coal Ltd.                                   3,117           13,489
GrainCorp Ltd.                                         1,725           14,960
GRD Ltd.                                              40,332           85,660
Great Southern Ltd.(a)                                11,827           24,282
Insurance Australia Group Ltd.                       103,671          481,654
Iress Market Technology Ltd.(a)                        5,973           41,229
John FairFax Holdings Ltd.(a)                         96,805          404,351
Jubilee Mines NL(a)                                    3,999           61,436
Just Group Ltd.                                        8,384           38,581
Lend Lease Corp. Ltd.                                 21,291          356,104
Lion Nathan Ltd.                                      28,609          233,681
Macquarie Bank Ltd.(a)                                10,407          777,297
MFS Ltd.                                              16,042           66,581
Minara Resources Ltd.(a)                              41,469          238,904
Mortgage Choice Ltd.                                   2,029            4,579
National Australia Bank Ltd.                          87,085        3,060,287
New Hope Corp. Ltd.                                    8,315           17,660
Nufarm Ltd.(a)                                        21,445          254,492
OneSteel Ltd.(a)                                      58,670          358,248
Orica Ltd.                                            10,109          269,273
Origin Energy Ltd.                                    14,421          131,447
Oxiana Ltd.                                           12,097           41,536
Pacific Brands Ltd.                                   28,637           78,561
Perpetual Ltd.(a)                                      3,309          213,971
Port Bouvard Ltd.                                     51,020           79,916
Primary Health Care Ltd.(a)                            3,582           38,609
Publishing & Broadcasting Ltd.(a)                     24,423          425,779
Qantas Airways Ltd.                                  126,276          623,554
QBE Insurance Group Ltd.                              26,725          799,380
Ridley Corp., Ltd.                                    30,095           31,160
Santos Ltd.(a)                                        25,094          334,214
Sedgman Ltd.                                          18,090           50,107
Seven Network Ltd.(a)                                 26,339          305,344
Sims Group Ltd.(a)                                    12,170          347,651
Sonic Healthcare Ltd.                                 15,815          218,330
SP Telemedia Ltd.(a)                                  51,483           20,274
Specialty Fashion Group Ltd.                          33,983           48,418
St.George Bank Ltd.(a)                                28,055          878,637
Suncorp-Metway Ltd.                                   46,548          836,211
Sunland Group Ltd.(a)                                 11,829           42,396
TABCORP Holdings Ltd.(a)                              36,152          484,690
Tattersall's Ltd.                                     13,080           45,953
Telstra Corp. Ltd.                                   716,233        2,763,501
Transfield Services Ltd.(a)                           24,622          288,490
United Group Ltd.(a)                                  16,599          272,193
Washington H. Soul Pattinson & Co., Ltd.              26,300          215,519
Wesfarmers Ltd.(a)                                    25,988          965,920
West Australian Newspapers Holdings Ltd.(a)           18,830          258,619
Westpac Banking Corp.                                 98,208        2,476,912
Woodside Petroleum Ltd.                               17,431          774,364
Woolworths Ltd.                                       41,683        1,095,924
Zinifex Ltd.                                          41,839          656,091
                                                                   ----------
Total Australia                                                    34,643,930
-----------------------------------------------------------------------------
Austria - 0.3%
Bank Austria Creditanstalt AG                          2,983          615,129
BOEHLER-UDDEHOLM AG                                    1,232          128,673
Flughafen Wien AG                                        616           63,461
                                                                   ----------
Total Austria                                                         807,263
-----------------------------------------------------------------------------
Belgium - 1.7%
Compagnie Maritime Belge S.A.                          3,052          225,701
Cumerio N.V.                                           1,627           65,944
Dexia N.V.                                            32,088          969,265
Euronav N.V.                                           3,699          115,995
Fortis N.V.                                           54,793        1,609,127
KBC Ancora                                             2,072          231,433
KBC Groep N.V.                                        10,639        1,459,766
Melexis N.V.                                           1,860           34,202
                                                                   ----------
Total Belgium                                                       4,711,433
-----------------------------------------------------------------------------
Denmark - 0.2%
A/S Dampskibsselskabat TORM                            1,604           65,184
TrygVesta A/S                                          7,100          567,583
                                                                   ----------
Total Denmark                                                         632,767
-----------------------------------------------------------------------------
Finland - 1.7%
Amer Sports Oyj(a)                                     3,933           90,891
Elektrobit Corp.(a)                                   79,372          214,470
Fortum Oyj                                            31,589        1,156,351
Kesko Oyj Class B                                      1,821          120,656
Metso Oyj                                              5,444          373,947

                       See Notes to Financial Statements.

28  WisdomTree International Dividend Funds

WidsomTree DEFA High-Yielding Equity Fund

September 30, 2007

--------------------------------------------------------------------------------
Investments                                             Shares      U.S. $ Value
--------------------------------------------------------------------------------
OKO Bank PLC Class A                                       7,851      $  161,897
Orion Oyj Class B                                          7,403         187,612
Outokumpu Oyj                                              5,291         189,544
PKC Group Oyj                                             12,857         194,731
Rautaruukki Oyj                                            9,310         562,577
Sampo Oyj Class A                                         19,696         599,708
Sanoma-WSOY Oyj                                            6,684         207,318
Stora Enso Oyj Class R                                    23,627         458,991
Uponor Oyj                                                 3,796         117,525
Wartsila Oyj Class B                                       1,091          74,553
                                                                      ----------
Total Finland                                                          4,710,771
--------------------------------------------------------------------------------
France - 14.3%
Accor S.A.                                                 4,650         411,725
Assystem                                                   9,012         140,852
AXA S.A.(a)                                               87,484       3,904,153
BNP Paribas                                               41,855       4,567,877
Canal Plus S.A.                                           17,988         199,792
Casino Guichard Perrachon S.A.                             3,933         411,332
Credit Agricole S.A.                                      81,111       3,120,271
Euler Hermes S.A.                                          2,749         365,420
Fonciere Des Regions                                         988         144,386
Gaz de France S.A.(a)                                     27,258       1,412,595
Imerys S.A.                                                1,739         158,304
IMS-International Metal Service                            6,590         275,536
Klepierre                                                  4,902         280,458
L'Air Liquide S.A.                                         3,736         498,692
M6, Metropole Television                                   6,213         179,809
Manitou BF S.A.                                            8,353         451,410
Nexity                                                       428          26,313
NRJ Group(a)                                              10,432         135,748
Oberthur Card Systems S.A.                                25,236         224,309
PagesJaunes S.A.                                           5,196         106,483
Peugeot S.A.                                               9,939         818,118
Rallye S.A.                                                3,777         268,573
Sanofi-Aventis                                            37,481       3,165,167
SCOR SE                                                    9,545         255,063
Sequana Capital S.A.                                       6,640         218,607
Societe BIC S.A.                                             638          54,549
Societe Des Autoroutes Paris-Rhin-Rhone                    3,144         329,530
Societe Generale                                          16,121       2,697,987
Ste Industrielle d'Aviation Latecoere S.A.                10,806         311,965
Suez S.A.                                                 51,364       3,016,853
Thomson                                                   12,551         190,632
TOTAL S.A.                                                94,625       7,673,233
Valeo S.A.                                                 6,825         378,735
Vivendi S.A.                                              54,541       2,295,937
                                                                      ----------
Total France                                                          38,690,414
--------------------------------------------------------------------------------
Germany - 6.9%
Altana AG                                                  2,738          65,806
Balda AG(a)                                               10,916         104,788
BASF AG                                                   17,846       2,461,829
Bayer Schering Pharma AG                                   6,062         906,505
Beate Uhse AG                                             33,283         143,420
Deutsche Bank AG                                          16,395       2,107,313
Deutsche Lufthansa AG                                      8,122         232,978
Deutsche Post AG                                          44,307       1,285,427
Deutsche Telekom AG                                      188,670       3,697,406
Deutsche Wohnen AG                                         4,066         174,226
E.ON AG                                                   19,318       3,562,160
Grammer AG                                                 4,001         126,603
Hannover Rueckversicherung AG                              2,321         117,443
HCI Capital AG                                             9,562         206,699
Hypo Real Estate Holding AG                                2,441         138,442
Muenchener Rueckversicherungs-Gesellshaft AG               6,603       1,265,551
RWE AG                                                    15,781       1,979,467
                                                                      ----------
Total Germany                                                         18,576,063
--------------------------------------------------------------------------------
Hong Kong - 2.7%
Bank of East Asia Ltd.                                    61,612         345,785
BOC Hong Kong (Holdings) Ltd.                            442,341       1,121,703
China Travel International Investment Hong Kong
  Ltd.                                                        58              43
Chong Hing Bank Ltd.                                      11,000          24,043
CITIC International Financial Holdings Ltd.                   28              22
CITIC Pacific Ltd.                                       109,018         696,040
CLP Holdings Ltd.                                        110,524         765,409
CNOOC Ltd.                                             1,025,000       1,723,144
Dah Sing Banking Group Ltd.                               15,604          34,467
Fountain Set (Holdings) Ltd.                              78,018          28,521
Fubon Bank (Hong Kong) Ltd.                                4,000           2,368
Hang Seng Bank Ltd.                                       90,318       1,605,545
Hongkong Electric Holdings Ltd.                           94,018         488,930
Hopewell Holdings Ltd.                                         8              38
Industrial & Commercial Bank of China Ltd.                     8              22
Next Media Ltd.                                          126,000          35,682
Oriental Press Group Ltd.                                     38               6
PCCW Ltd.                                                276,048         182,643
Prosperity Real Estate Investment Trust                  186,414          39,593
Television Broadcasts Ltd.                                 4,000          24,045
Wing Hang Bank Ltd.                                        5,500          63,293
Wing Lung Bank Ltd.                                        7,800          80,875
                                                                      ----------
Total Hong Kong                                                        7,262,217
--------------------------------------------------------------------------------
Ireland - 0.6%
Abbey PLC                                                    819           8,009
Allied Irish Banks PLC                                    28,662         692,948
Bank of Ireland                                           29,126         540,551
Fyffes PLC                                                21,103          27,311
Independent News & Media PLC                              28,115         106,557
Irish Life & Permanent PLC                                 7,580         167,951
                                                                      ----------
Total Ireland                                                          1,543,327
--------------------------------------------------------------------------------
Italy - 10.1%
Alleanza Assicurazioni SpA                                28,063         372,558
Arnoldo Mondadori Editore SpA                             28,483         274,841
Banca Intesa SpA                                         679,067       5,229,454
Banca Monte dei Paschi di Siena SpA                       42,086         257,516

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  29

WidsomTree DEFA High-Yielding Equity Fund

September 30, 2007

---------------------------------------------------------------------------------
Investments                                              Shares      U.S. $ Value
---------------------------------------------------------------------------------
Banca Profilo SpA                                         22,852       $   65,323
Banco Popolare Scarl*                                      7,539          168,436
Capitalia SpA                                            104,150          992,383
Credito Artigiano SpA                                     16,711           94,587
Cremonini SpA                                             23,230           69,872
Enel SpA                                                 385,654        4,354,754
Eni SpA                                                  173,168        6,400,577
ERGO Previdenza SpA                                       29,162          165,891
Fiera Milano SpA                                           4,106           35,328
Gruppo Editoriale L'Espresso SpA(a)                       94,479          461,538
Mediaset SpA                                              17,984          185,170
Mediobanca SpA(a)                                         13,609          296,891
Mediolanum SpA(a)                                         29,876          210,741
Milano Assicurazioni SpA                                  27,868          232,643
Piccolo Credito Valtellinese Scarl                         9,337          132,521
Pirelli & C. Real Estate SpA                               4,619          235,495
Premuda SpA                                               85,704          196,964
Recordati SpA                                             22,926          216,166
Snam Rete Gas SpA                                         89,838          557,366
Societa Cattolica di Assicurazioni S.c.r.l.(a)             3,338          209,586
Sogefi SpA                                                12,484          107,057
Telecom Italia SpA                                       659,258        1,999,354
Terna SpA                                                100,691          371,240
UniCredito Italiano SpA                                  312,155        2,663,586
Unione di Banche Italiane SCPA                            26,377          707,102
                                                                       ----------
Total Italy                                                            27,264,940
---------------------------------------------------------------------------------
Japan - 0.3%
Aderans Co., Ltd.                                          1,600           33,457
Advan Co., Ltd.                                           11,700          100,098
Arisawa Manufacturing Co., Ltd.                            6,700           58,952
Avex Group Holdings, Inc.                                  2,500           32,626
Denki Kogyo Co., Ltd.                                      1,000            6,903
Kyokuto Securities Co., Ltd.                               2,200           20,563
Nippon Parking Development Co., Ltd.                         504           27,169
Okasan Holdings, Inc.                                      2,000           11,598
Oracle Corp. Japan(a)                                      3,300          150,633
Riken Corp.                                                9,000           45,229
SBI Holdings, Inc.                                            62           16,253
Takagi Securities Co., Ltd.                                8,000           26,084
Teikoku Tsushin Kogyo Co., Ltd.                            2,000            8,555
TonenGeneral Sekiyu K.K.                                  11,000          110,464
Uniden Corp.                                               4,000           26,466
Yushiro Chemical Industry Co., Ltd.                          300            5,295
                                                                       ----------
Total Japan                                                               680,345
---------------------------------------------------------------------------------
Netherlands - 4.3%
ABN AMRO Holding N.V.                                     61,173        3,214,545
AEGON N.V.                                                49,112          938,013
Ballast Nedam N.V.                                           314           14,406
Heijmans N.V.                                              1,316           60,619
ING Groep N.V.                                            77,076        3,412,271
Koninklijke DSM N.V.                                       1,636           88,063
Nutreco Holding N.V.                                       1,040           73,316
OCE N.V.                                                   5,465          114,560
Reed Elsevier N.V.                                        20,903          395,966
Royal KPN N.V.                                            90,024        1,558,096
Stork N.V.                                                 3,510          228,123
Unilever N.V.                                             47,569        1,461,921
Univar N.V.                                                  888           67,172
                                                                       ----------
Total Netherlands                                                      11,627,071
-------------------------------------------------        ------------------------
New Zealand - 0.7%
Air New Zealand Ltd.                                      52,138           97,307
Auckland International Airport Ltd.                       62,618          148,093
CanWest MediaWorks (NZ) Ltd.                              16,999           34,552
Contact Energy Ltd.                                       13,989           97,139
Fisher & Paykel Appliances Holdings Ltd.                  14,263           38,367
Fletcher Building Ltd.                                    24,395          233,913
Freightways Ltd.                                           7,459           21,417
Infratil Ltd.                                             14,296           32,082
New Zealand Refining Co., Ltd. (The)                      15,035           86,339
Nuplex Industries Ltd.                                     4,555           25,263
Telecom Corp. of New Zealand Ltd.(a)                     227,856          769,591
Vector Ltd.                                               29,108           53,885
Warehouse Group Ltd. (The)                                47,894          199,038
                                                                       ----------
Total New Zealand                                                       1,836,986
---------------------------------------------------------------------------------
Norway - 0.7%
Acta Holding ASA                                          21,704           97,267
Aker ASA Class A                                           1,400           98,372
Aker Yards ASA                                             8,800          103,057
Camillo Eitzen & Co. ASA                                  18,800          251,372
DnB NOR ASA                                               50,724          773,641
Ekornes ASA                                                3,150           66,808
Norske Skogindustrier ASA                                 11,702          124,525
Sparebanken Midt-Norge                                    17,500          225,921
Sparebanken Nord-Norge                                     4,200          102,633
Storebrand ASA                                                 4               62
Veidekke ASA                                               9,560           87,274
                                                                       ----------
Total Norway                                                            1,930,932
---------------------------------------------------------------------------------
Portugal - 0.4%
Brisa-Auto-estradas de Portugal S.A.                      10,137          132,630
Portugal Telecom, SGPS, S.A.                              63,886          893,109
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.           10,100           30,020
                                                                       ----------
Total Portugal                                                          1,055,759
---------------------------------------------------------------------------------
Singapore - 1.6%
ComfortDelgro Corp., Ltd.                                 78,000          101,937
DBS Group Holdings Ltd.                                   66,000          960,356
Fraser and Neave Ltd.                                         62              238
HTL International Holdings Ltd.                           26,000           14,713
Jaya Holdings Ltd.                                        39,000           52,545
MobileOne Ltd.                                            35,000           48,334
OSIM International Ltd.                                   26,000           10,509
Robinson & Co., Ltd.                                       9,000           29,465
SembCorp Marine Ltd.                                      54,600          169,194
Singapore Airlines Ltd.                                   34,533          432,695

                       See Notes to Financial Statements.

30  WisdomTree International Dividend Funds

WidsomTree DEFA High-Yielding Equity Fund

September 30, 2007

------------------------------------------------------------------------------
Investments                                           Shares      U.S. $ Value
------------------------------------------------------------------------------
Singapore Airport Terminal Services Ltd.               39,000       $   71,986
Singapore Petroleum Co., Ltd.                           1,000            4,581
Singapore Post Ltd.                                   107,000           87,938
Singapore Press Holdings Ltd.                          51,000          148,419
Singapore Telecommunications Ltd.                     453,900        1,229,195
SMRT Corp. Ltd.                                        78,000           89,851
StarHub Ltd.                                           71,640          149,607
United Overseas Bank Ltd.                              49,000          729,496
UOB Kay Hian Holdings Ltd.                             39,000           56,486
                                                                    ----------
Total Singapore                                                      4,387,545
------------------------------------------------------------------------------
Spain - 6.6%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.          145,726        3,407,094
Banco Popular Espanol, S.A.(a)                         34,003          582,706
Banco Santander Central Hispano S.A.                  273,742        5,306,187
Endesa S.A.                                            44,456        2,534,613
Gestevision Telecinco, S.A.(a)                         15,501          405,844
Telefonica, S.A.                                      198,843        5,551,058
                                                                    ----------
Total Spain                                                         17,787,502
------------------------------------------------------------------------------
Sweden - 2.7%
AB SKF Class B                                         15,604          308,146
AB Volvo Class A                                        1,710           29,606
Axfood AB                                               2,002           67,311
Bilia AB Class A                                        2,600           46,923
Boliden AB                                              9,250          196,252
Brostrom AB Class B                                     5,600           60,163
D. Carnegie & Co. AB                                   13,602          284,906
Fabege AB                                               8,460          100,371
H&M Hennes & Mauritz AB Class B                         2,054          129,704
Haldex AB                                               2,200           50,672
HIQ International AB                                    7,200           45,076
Intrum Justitia AB                                      7,800          120,876
KappAhl Holding AB                                      6,200           65,172
Kungsleden Fastighets AB                               24,922          319,757
NCC AB Class B                                          6,300          157,280
Nolato AB Class B                                       7,200           63,441
Nordea Bank AB                                         95,618        1,659,888
Sandvik AB                                                  6              128
Scania AB Class A                                           8              204
Seco Tools Class B                                      8,000          144,689
Securitas AB Class B                                    6,800           89,349
Skanska AB Class B                                     14,804          310,655
Svenska Cellulosa Aktiebolaget SCA Class B             22,200          412,665
Svenska Handelsbanken AB Class A                       20,704          640,094
Swedbank AB Class A                                    19,504          649,726
TeliaSonera AB                                        123,500        1,112,045
Trelleborg AB Class B                                   6,000          140,979
                                                                    ----------
Total Sweden                                                         7,206,078
------------------------------------------------------------------------------
Switzerland - 1.8%
Baloise Holding AG                                      2,259          227,795
Bellevue Group AG                                       2,530          193,832
Ciba Specialty Chemicals Holding Inc.                   2,526          128,333
Swiss Reinsurance Co.                                  11,432        1,014,808
Swisscom AG                                             2,492          944,473
UBS AG                                                 41,144        2,204,772
                                                                    ----------
Total Switzerland                                                    4,714,013
------------------------------------------------------------------------------
United Kingdom - 28.6%
Aero Inventory PLC                                     20,481          240,556
Alliance & Leicester PLC                               23,178          373,996
Amlin PLC                                               5,865           39,372
AstraZeneca PLC                                        43,824        2,186,584
Aviva PLC                                             108,064        1,620,407
Barclays PLC                                          274,662        3,332,312
BP PLC                                                641,773        7,420,150
Bradford & Bingley PLC                                 65,666          405,367
British American Tobacco PLC                           77,116        2,752,605
BT Group PLC                                          364,057        2,277,053
Cable & Wireless PLC                                   29,594          110,940
Carpetright PLC                                         3,537           75,808
Centrica PLC                                          105,834          820,437
Compass Group PLC                                     106,837          657,346
Diageo PLC                                             94,581        2,069,539
DSG International PLC                                  90,520          248,968
Electrocomponents PLC                                   4,807           24,949
Friends Provident PLC                                 105,460          369,557
GKN PLC                                                33,854          244,162
GlaxoSmithKline PLC                                   188,806        4,989,087
HBOS PLC                                              149,638        2,787,988
HMV Group PLC                                          20,770           49,509
HSBC Holdings PLC                                     470,167        8,664,152
IMI PLC                                                 3,122           33,997
Imperial Tobacco Group PLC                             23,137        1,056,366
ITV PLC                                               260,851          545,262
Kelda Group PLC                                         8,174          143,551
Ladbrokes PLC                                          67,016          589,490
Legal & General Group PLC                             221,174          602,013
Lloyds TSB Group PLC                                  354,781        3,921,258
LogicaCMG PLC                                         171,661          528,971
National Grid PLC                                      95,298        1,522,177
Old Mutual PLC                                        174,978          571,455
Pearson PLC                                            37,611          580,447
Pendragon PLC                                          56,573           68,867
Persimmon PLC                                          24,384          478,903
Rentokil Initial PLC                                  188,844          642,133
Resolution PLC                                         38,531          535,770
Royal & Sun Alliance Insurance Group                   75,678          238,212
Royal Bank of Scotland Group (The) PLC                349,493        3,738,205
Royal Dutch Shell PLC Class A                         134,664        5,533,791
Scottish & Newcastle PLC                               46,086          574,157
Scottish & Southern Energy PLC                         34,003        1,046,760
Severn Trent PLC                                        6,463          185,660
Signet Group PLC                                       49,015           83,633
Smiths Group PLC                                       21,189          461,481
Smiths News PLC                                        15,328           38,099
Taylor Wimpey PLC                                      12,874           72,326
Tomkins PLC                                            59,837          277,038

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  31

Schedule of Investments (unaudited) (concluded)

WidsomTree DEFA High-Yielding Equity Fund

September 30, 2007

----------------------------------------------------------------------------------
Investments                                              Shares       U.S. $ Value
----------------------------------------------------------------------------------
Unilever PLC                                               47,560     $  1,497,048
United Utilities PLC                                       59,430          847,557
Vodafone Group PLC                                      2,355,032        8,468,507
Wagon PLC                                                  40,086           24,297
Yell Group PLC                                             53,477          467,401
                                                                      ------------
Total United Kingdom                                                    77,135,676
----------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $250,622,143)                                                   267,205,032
==================================================================================
RIGHTS* - 0.0%
Italy - 0.0%
Capitalia SpA, expiring 10/03/07
(Cost: $0)                                                104,150                -
==================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $250,622,143)                                                   267,205,032
==================================================================================
SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
United States - 0.2%
Columbia Cash Reserves Fund, 4.99%(b)
(Cost: $448,250)                                          448,250          448,250
==================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 5.8%
MONEY MARKET FUNDS(c) - 5.8%
UBS Enhanced Yield Portfolio, 5.38%                    11,928,433       11,928,433
UBS Private Money Market Fund LLC, 5.21%                3,771,754        3,771,754
                                                                      ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $15,700,187)(d)                                                  15,700,187
==================================================================================
TOTAL INVESTMENTS IN SECURITIES - 105.0%
(Cost: $266,770,580)(e)                                                283,353,469
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (5.0)%                                                  (13,595,021)
                                                                      ------------
NET ASSETS - 100.0%                                                   $269,758,448
==================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Rate shown represents annualized 7-day yield as of September 30, 2007.

(c)   Interest rates shown reflect yields as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $14,889,035 and the total market value of the collateral held by the Fund was $15,700,187.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

32  WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Europe Total Dividend Fund

September 30, 2007

------------------------------------------------------------------------------
Investments                                            Shares     U.S. $ Value
------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Austria - 0.5%
Andritz AG                                                128        $   8,820
Bank Austria Creditanstalt AG                             549          113,210
BOEHLER-UDDEHOLM AG                                       192           20,053
Flughafen Wien AG                                          96            9,890
OMV AG                                                    882           58,741
Semperit AG Holding                                        96            4,212
voestalpine AG                                            353           30,422
Wiener Staedtische AG                                     168           11,707
Wienerberger AG                                           318           19,835
                                                                     ---------
Total Austria                                                          276,890
------------------------------------------------------------------------------
Belgium - 2.3%
Barco N.V.                                                269           23,110
Belgacom S.A.                                           3,077          142,394
Compagnie Maritime Belge S.A.                             734           54,281
Delhaize Group                                            295           28,193
Dexia N.V.                                              4,691          141,698
Euronav N.V.                                              726           22,766
Fortis N.V.                                            10,577          310,619
Groep Colruyt S.A.                                        120           25,283
InBev N.V.                                              1,100           99,431
KBC Ancora                                                336           37,530
KBC Groep N.V.                                          1,732          237,646
Mobistar S.A.                                             551           48,074
Solvay S.A.                                               358           51,814
UCB S.A.                                                  454           26,717
Umicore                                                   136           32,416
                                                                     ---------
Total Belgium                                                        1,281,972
------------------------------------------------------------------------------
Denmark - 0.7%
A/S Dampskibsselskabat TORM                               900           36,575
Amagerbanken A/S                                          975           55,806
Carlsberg A/S Class B                                     100           13,622
Danisco A/S                                                50            3,878
Danske Bank A/S                                         4,003          162,103
H. Lundbeck A/S                                           601           16,282
Novo-Nordisk A/S Class B                                  751           90,412
Novozymes A/S Class B                                      50            6,267
Rella Holding A/S                                         700           11,886
Sydbank A/S                                                50            2,170
                                                                     ---------
Total Denmark                                                          399,001
------------------------------------------------------------------------------
Finland - 2.6%
Elcoteq SE                                              7,751           52,249
Elektrobit Corp.                                        4,526           12,230
Elisa Oyj                                               1,203           37,296
Fortum Oyj                                              8,000          292,849
KCI Konecranes Oyj                                        621           24,914
Kemira Oyj                                                804           18,729
Kesko Oyj Class B                                         398           26,371
Metso Oyj                                                 804           55,227
Nokia Oyj                                              13,300          504,263
Nokian Renkaat Oyj                                        500           19,526
OKO Bank PLC Class A                                      804           16,579
Outokumpu Oyj                                             806           28,874
Rautaruukki Oyj                                         2,095          126,595
Sampo Oyj Class A                                       3,200           97,434
Sanoma-WSOY Oyj                                           771           23,914
Stora Enso Oyj Class R                                  3,200           62,165
TietoEnator Oyj                                           645           14,438
Uponor Corp.                                              398           12,322
Wartsila Oyj Class B                                      405           27,675
YIT Oyj                                                   804           23,829
                                                                     ---------
Total Finland                                                        1,477,479
------------------------------------------------------------------------------
France - 16.5%
Accor S.A.                                              2,144          189,836
Air France-KLM                                          3,139          115,041
April Group                                             2,011          123,693
Assystem                                                5,974           93,370
AXA S.A.                                               15,057          671,949
BNP Paribas                                             6,365          694,649
Bouygues S.A.                                           1,233          106,070
Carrefour S.A.                                          3,013          210,519
Casino Guichard Perrachon S.A.                          1,569          164,094
Christian Dior S.A.                                     1,268          161,827
Cie de Saint-Gobain S.A.                                1,865          194,121
CNP Assurances S.A.                                     1,202          153,352
Compagnie Generale des Etablissements Michelin
Class B                                                 1,457          195,355
Credit Agricole S.A.                                   12,741          490,135
Electricite de France                                   2,408          253,929
Gaz de France                                           3,467          179,671
Groupe Danone                                           2,009          157,712
Ipsen                                                   2,700          155,320
Lafarge S.A.                                            1,076          166,260
Lagardere SCA                                           1,584          134,463
L'Air Liquide S.A.                                      1,276          170,324
L'Oreal S.A.                                            1,851          242,181
LVMH Moet Hennessy Louis Vuitton S.A.                   1,364          163,081
PPR S.A.                                                1,029          193,080
Renault S.A.                                            1,661          240,046
Sanofi-Aventis                                          4,524          382,039
Schneider Electric S.A.                                 1,244          156,747
Sechilienne-Sidec                                       1,156           91,242
Societe Generale                                        2,423          405,510
Ste Industrielle d'Aviation Latecoere S.A.              2,053           59,269
Suez S.A.                                              10,182          598,037
Technip S.A.                                              283           25,235
TOTAL S.A.                                             15,515        1,258,127
VINCI S.A.                                              2,727          212,486
Vivendi S.A.                                            9,611          404,581
                                                                     ---------
Total France                                                         9,213,351
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  33

WisdomTree Europe Total Dividend Fund

September 30, 2007

-----------------------------------------------------------------------------
Investments                                           Shares     U.S. $ Value
-----------------------------------------------------------------------------
Germany - 9.9%
adidas AG                                                 884       $  57,830
Allianz SE                                              1,552         361,646
Baader Wertpapierhandelsbank AG                         4,229          26,764
Balda AG                                                  104             998
BASF AG                                                 2,272         313,419
Bayer AG                                                2,917         231,564
Bayer Schering Pharma AG                                  586          87,630
Bayerische Motoren Werke AG                             1,342          86,323
Beate Uhse AG                                           4,015          17,301
Beiersdorf AG                                             542          40,483
Celesio AG                                              1,357          85,415
Commerzbank AG                                          1,785          72,069
Continental AG                                            263          36,273
DaimlerChrysler AG                                      4,600         462,119
Deutsche Bank AG                                        1,519         195,243
Deutsche Boerse AG                                        957         129,975
Deutsche Lufthansa AG                                   3,411          97,844
Deutsche Post AG                                        5,743         166,615
Deutsche Postbank AG                                      917          67,149
Deutsche Telekom AG                                    37,478         734,465
Deutsche Wohnen AG                                      2,043          87,541
E.ON AG                                                 3,164         583,429
Fresenius Medical Care AG & Co. KGaA                    1,651          87,509
H&R WASAG AG                                              413          13,532
MAN AG                                                    917         133,085
Metro AG                                                1,084          97,646
MLP AG                                                    301           4,007
Muenchener Rueckversicherungs-Gesellshaft AG              941         180,355
RWE AG                                                  2,071         259,773
SAP AG                                                    319          18,623
Siemens AG                                              3,140         430,567
ThyssenKrupp AG                                         1,984         126,010
Volkswagen AG                                             901         203,095
                                                                    ---------
Total Germany                                                       5,496,297
-----------------------------------------------------------------------------
Ireland - 0.6%
Allied Irish Banks PLC                                  4,560         110,245
Anglo Irish Bank Corp. PLC                              1,100          20,337
CRH PLC                                                 1,132          44,497
DCC PLC                                                   224           6,626
FBD Holdings PLC                                        2,510          78,531
Fyffes PLC                                              5,302           6,862
Glanbia PLC                                             1,696          10,178
IAWS Group PLC                                            147           3,251
Independent News & Media PLC                            2,937          11,131
Irish Life & Permanent PLC                              1,148          25,436
Kerry Group PLC Class A                                   256           7,573
Kingspan Group PLC                                        334           7,301
McInerney Holdings PLC                                  1,755           3,325
Readymix PLC                                            3,756           9,455
                                                                    ---------
Total Ireland                                                         344,748
-----------------------------------------------------------------------------
Italy - 9.8%
Actelios SpA                                              116           1,180
AEM SpA                                                29,255         109,213
Alleanza Assicurazioni SpA                              6,007          79,748
Arnoldo Mondadori Editore SpA                             277           2,673
Assicurazioni Generali SpA                              4,883         214,303
Atlantia SpA                                            2,392          80,588
Autogrill SpA                                           4,300          82,617
Banca Carige SpA                                       14,640          69,852
Banca Finnat Euramerica SpA                            34,985          44,032
Banca Intesa SpA                                       97,247         748,893
Banca Italease SpA                                      3,578          66,659
Banca Monte dei Paschi di Siena SpA                    11,750          71,896
Banca Popolare dell'Etruria e del Lazio                 7,118         123,296
Banco di Desio e della Brianza SpA                        643           7,270
Capitalia SpA                                          11,678         111,273
Credito Emiliano SpA                                      259           3,543
Enel SpA                                               54,334         613,532
Eni SpA                                                33,025       1,220,659
ERG SpA                                                   693          15,138
ERGO Previdenza SpA                                     1,987          11,303
Finmeccanica SpA                                        3,092          89,837
Gruppo Editoriale L'Espresso SpA                        1,622           7,924
Ifil Investments SpA                                   12,213         131,307
Luxottica Group SpA                                     2,678          90,909
Mediaset SpA                                            1,592          16,392
Mediobanca SpA(a)                                       3,427          74,763
Premuda SpA                                             1,977           4,544
Recordati SpA                                          18,767         176,951
Risanamento SpA                                         2,832          21,326
Snam Rete Gas SpA(a)                                   15,471          95,984
Societa Cattolica di Assicurazioni S.c.r.l.               233          14,630
Telecom Italia SpA                                    124,392         377,248
Terna SpA                                              24,152          89,047
UniCredito Italiano SpA                                48,665         415,253
Unione di Banche Italiane SCPA                          5,918         158,647
                                                                    ---------
Total Italy                                                         5,442,430
-----------------------------------------------------------------------------
Netherlands - 5.2%
ABN AMRO Holding N.V.                                  13,043         685,389
AEGON N.V.                                              7,793         148,842
Akzo Nobel N.V.                                         1,148          94,366
CSM                                                       154           5,151
European Aeronautic Defence & Space Co. EADS
N.V.                                                    1,966          60,281
Heineken Holding N.V.                                     957          54,712
Heineken N.V.                                             869          56,874
ICT Automatisering N.V.                                   487           8,166
ING Groep N.V.                                         12,315         545,204
Koninklijke DSM N.V.                                      861          46,346
Koninklijke Philips Electronics N.V.                    3,395         152,812
Koninklijke Wessanen N.V.                                 440           6,464
Ordina N.V.                                               512           9,451

                       See Notes to Financial Statements.

34  WisdomTree International Dividend Funds

WisdomTree Europe Total Dividend Fund

September 30, 2007

----------------------------------------------------------------------------------
Investments                                                Shares     U.S. $ Value
----------------------------------------------------------------------------------
Randstad Holding N.V.                                         961        $  51,811
Reed Elsevier N.V.                                          2,190           41,485
Royal KPN N.V.                                             15,310          264,979
STMicroelectronics N.V.                                     5,895           98,842
TNT N.V.                                                    1,489           62,257
Unilever N.V.                                               4,491          138,020
Unilever N.V. CVA                                           8,529          262,604
USG People N.V.                                               516           14,669
Vedior N.V.                                                 1,672           36,690
Wolters Kluwer N.V.                                         1,442           42,696
                                                                         ---------
Total Netherlands                                                        2,888,111
----------------------------------------------------------------------------------
Norway - 1.6%
Acta Holding ASA                                            4,403           19,732
Aker ASA Class A                                              160           11,243
Aker Yards ASA                                                800            9,369
DnB NOR ASA                                                 8,706          132,784
Ekornes ASA                                                   700           14,846
Norsk Hydro ASA                                             5,653          244,479
Norske Skogindustrier ASA                                   1,602           17,047
Orkla ASA                                                   4,005           71,129
Sparebank 1 SR Bank                                         1,100           33,473
Sparebanken Midt-Norge                                      4,100           52,930
Sparebanken Nord-Norge                                        850           20,771
Statoil ASA                                                 6,005          203,498
Storebrand ASA                                              3,003           46,411
Yara International ASA                                      1,501           47,198
                                                                         ---------
Total Norway                                                               924,910
----------------------------------------------------------------------------------
Portugal - 0.9%
Banco BPI, S.A.                                             2,264           18,997
Banco Comercial Portugues S.A. Class R(a)                  15,157           62,727
Banco Espirito Santo, S.A.                                  2,376           53,727
Brisa-Auto-estradas de Portugal S.A.                        2,518           32,945
EDP-Energias de Portugal, S.A.                             17,439          101,684
Jeronimo Martins, SGPS, S.A.                                1,589            9,740
Mota-Engil, SGPS, S.A.                                      1,100            8,369
Portucel-Empresa Produtora De Pasta E Papel, S.A.           2,678            9,864
Portugal Telecom, SGPS, S.A.                                9,169          128,180
PT Multimedia - Servicos de Telecomunicacoes e
Multimedia, SGPS, S.A.                                      1,396           20,727
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.             2,718            8,079
Semapa-Sociedade de Investimento e Gestao,
SGPS, S.A.                                                    869           14,126
Sonae SGPS, S.A.                                            5,597           14,487
                                                                         ---------
Total Portugal                                                             483,652
----------------------------------------------------------------------------------
Spain - 8.6%
Abertis Infraestructuras S.A.                               2,064           64,371
Acciona, S.A.                                                 295           80,005
ACS, Actividades Construccion y Servicios, S.A.             1,116           61,422
Altadis, S.A.                                                 981           68,836
Banco Bilbao Vizcaya Argentaria, Chile, S.A.               20,630          482,332
Banco Espanol de Credito, S.A.                              2,325           43,216
Banco Guipuzcoano S.A.(a)                                   6,588          132,573
Banco Popular Espanol, S.A.                                 5,496           94,184
Banco Sabadell S.A.(a)                                      4,975           47,758
Banco Santander Central Hispano S.A.                       45,740          886,619
Bankinter, S.A.                                             2,635           37,886
Campofrio Alimentacion S.A.                                 1,909           33,936
Cia Espanola De Petroleos, S.A.(a)                            885           88,857
Endesa S.A.                                                 9,572          545,738
Fomento de Construcciones y Contratas S.A.                    606           48,908
Gas Natural SDG, S.A.                                       2,072          116,689
Gestevision Telecinco, S.A.                                 2,693           70,508
Grupo Catalana Occidente S.A.                               3,898          138,699
Grupo Ferrovial S.A.                                          622           52,500
IBERDROLA, S.A.                                             4,996          292,728
Inditex S.A.                                                1,124           75,545
Mapfre S.A.                                                 5,494           24,768
Metrovacesa S.A.(a)                                         1,716          194,623
Montebalito S.A.                                              738           11,608
Red Electrica de Espana, S.A.                               1,128           58,312
Repsol YPF, S.A.                                            4,667          166,261
Telefonica, S.A.                                           28,538          796,688
Union Fenosa, S.A.                                          1,100           64,905
                                                                         ---------
Total Spain                                                              4,780,475
----------------------------------------------------------------------------------
Sweden - 3.9%
AB SKF Class B                                              1,602           33,617
AB Volvo Class A                                            1,905           32,982
AB Volvo Class B                                            2,310           40,083
Alfa Laval AB                                                 801           51,324
Assa Abloy AB Class B                                       1,602           33,122
Atlas Copco AB Class A                                      3,204           55,224
Atlas Copco AB Class B                                      2,604           41,461
Electrolux AB Series B                                      2,403           50,704
Eniro AB                                                    1,003           12,171
Getinge AB Class B                                          1,600           38,584
H&M Hennes & Mauritz AB Class B                             3,602          227,455
Hexagon AB Class B                                          2,403           48,569
Investment AB Kinnevik Class B                              2,403           50,333
L E Lundbergforetagen AB Class B                              400           27,454
Nordea Bank AB                                             16,012          277,962
Sandvik AB                                                  4,804          102,666
Scania AB Class A                                           3,304           84,272
Scania AB Class B                                           3,204           77,759
Securitas AB Class B                                        1,602           21,049
Skandinaviska Enskilda Banken AB                            3,202          103,697
Skanska AB Class B                                          1,602           31,636
SSAB Svenskt Stal AB Series A                               1,303           48,039
Svenska Cellulosa Aktiebolaget SCA Class B                  2,203           40,950
Svenska Handelsbanken AB Class A                            3,202           98,994
Swedbank AB Class A                                         3,202          106,667
Swedish Match AB                                                2               41
Telefonaktiebolaget LM Ericsson Class A                     8,006           31,633
Telefonaktiebolaget LM Ericsson Class B                    54,030          215,484
TeliaSonera AB                                             19,015          171,219
                                                                         ---------
Total Sweden                                                             2,155,151
----------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  35

WisdomTree Europe Total Dividend Fund

September 30, 2007

---------------------------------------------------------------------------------
Investments                                              Shares      U.S. $ Value
---------------------------------------------------------------------------------
Switzerland - 4.7%
Adecco S.A.                                                  646       $   38,073
Ciba Specialty Chemicals Holding Inc.                        678           34,446
Credit Suisse Group                                        5,002          330,983
Givaudan S.A.                                                 48           44,212
Holcim Ltd.                                                  566           62,307
Julius Baer Holdings AG                                      941           70,120
Kuehne + Nagel International AG                              534           52,385
Nestle S.A.                                                1,449          648,714
Novartis AG                                                6,565          361,069
Roche Holding AG                                           1,316          237,808
Swatch Group AG (The) Class B                                204           66,708
Swiss Reinsurance Co.                                      1,433          127,206
Swisscom AG                                                  350          132,651
UBS AG                                                     7,108          380,894
Zurich Financial Services AG                                  54           16,144
                                                                       ----------
Total Switzerland                                                       2,603,720
---------------------------------------------------------------------------------
United Kingdom - 31.7%
Abacus Group PLC                                          47,636           78,611
Accident Exchange Group PLC                               22,365           63,336
Aero Inventory PLC                                         6,489           76,215
A & J Mucklow Group PLC                                      637            4,075
Anglo American PLC                                         3,714          248,869
AstraZeneca PLC                                            8,268          412,529
ATH Resources PLC                                            758            2,965
Aviva PLC                                                 19,142          287,032
BAE SYSTEMS PLC                                           33,635          338,176
Barclays PLC                                              44,267          537,065
BG Group PLC                                              17,118          295,045
BHP Billiton PLC                                          12,318          439,182
Blacks Leisure Group PLC                                   8,230           45,901
Bloomsbury Publishing PLC                                 14,785           44,506
BP PLC                                                   103,682        1,198,766
Bradford & Bingley PLC                                     2,987           18,439
British American Tobacco PLC                              15,706          560,615
British Polythene Industries                               1,298           10,009
British Sky Broadcasting PLC                              11,917          168,740
BT Group PLC                                              78,085          488,395
Carter & Carter Group PLC                                 18,719           30,605
Centrica PLC                                              37,266          288,890
Chesnara PLC                                               2,396            8,579
Compass Group PLC                                         34,650          213,194
Dawson Holdings PLC                                       12,297           26,055
Diageo PLC                                                15,438          337,801
FirstGroup PLC                                             2,833           39,739
GCAP Media PLC                                             1,039            4,392
GlaxoSmithKline PLC                                       28,500          753,097
HBOS PLC                                                  25,916          482,855
HMV Group PLC                                              4,059            9,675
HSBC Holdings PLC                                         76,221        1,404,587
Imperial Tobacco Group PLC                                 4,203          191,896
iomart Group PLC*                                         14,544           15,408
Johnson Service Group PLC                                  4,433           22,760
Kingfisher PLC                                             2,896           10,549
Lloyds TSB Group PLC                                      70,950          784,183
London Scottish Bank PLC                                  13,747           22,266
Marks & Spencer Group PLC                                 18,770          235,374
Metalrax Group PLC                                         4,206            4,906
National Grid PLC                                         22,952          366,608
Northern Rock PLC                                          7,206           26,309
Old Mutual PLC                                            72,046          235,293
Pearson PLC                                               15,428          238,099
Provident Financial PLC                                    5,293           96,406
Prudential PLC                                            22,224          340,264
Reckitt Benckiser PLC                                      4,301          251,663
Reed Elsevier PLC                                         19,182          241,517
Renishaw PLC                                                 840           11,398
Rentokil Initial PLC                                       1,795            6,104
Rio Tinto PLC                                              4,290          369,538
Royal Bank of Scotland Group (The) PLC                    54,662          584,669
Royal Dutch Shell PLC Class A                             22,784          936,270
Royal Dutch Shell PLC Class B                             10,083          413,317
SABMiller PLC                                             11,450          324,721
Sage Group (The) PLC                                      33,220          168,695
Scottish & Southern Energy PLC                            10,518          323,790
Smiths News PLC                                           26,992           67,090
Standard Chartered PLC                                    10,550          343,904
Tesco PLC                                                 34,138          305,503
Tomkins PLC                                                   31              144
Tribal Group PLC                                          22,461           64,065
Tullow Oil PLC                                             7,498           91,045
Unilever PLC                                               8,692          273,598
Vodafone Group PLC                                       378,315        1,360,390
Wagon PLC                                                  3,057            1,853
Whatman PLC                                                  900            3,415
                                                                       ----------
Total United Kingdom                                                   17,650,950
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $49,893,683)                                                    55,419,137
=================================================================================
RIGHTS* - 0.0%
Austria - 0.0%
Winerberger AG, expiring 10/08/07                            318                -
---------------------------------------------------------------------------------
Italy - 0.0%
Capitalia SpA, expiring 10/03/07                          11,678                -
=================================================================================
TOTAL RIGHTS
(Cost: $0)                                                                      -
=================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $49,893,683)                                                    55,419,137
=================================================================================
SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
United States - 0.1%
Columbia Cash Reserves Fund, 4.99%(b)
(Cost: $54,316)                                           54,316           54,316
=================================================================================

                       See Notes to Financial Statements.

36  WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Total Dividend Fund

September 30, 2007

--------------------------------------------------------------------------------
Investments                                              Shares     U.S. $ Value
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 1.1%
MONEY MARKET FUNDS(c) - 1.1%
UBS Enhanced Yield Portfolio, 5.38%                     96,426       $    96,426
UBS Private Money Market Fund LLC, 5.21%               502,394           502,394
                                                                     -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $598,820)(d)                                                      598,820
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.7%
(Cost: $50,546,819)(e)                                                56,072,273
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (0.7)%                                                   (382,308)
                                                                     -----------
NET ASSETS - 100.0%                                                  $55,689,965
================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Rate shown represents annualized 7-day yield as of September 30, 2007.

(c)   Interest rates shown reflect yields as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $569,341 and the total market value of the collateral held by the Fund was $598,820.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  37

Schedule of Investments (unaudited)

WisdomTree Europe High-Yielding Equity Fund

September 30, 2007

-----------------------------------------------------------------------------
Investments                                           Shares     U.S. $ Value
-----------------------------------------------------------------------------
COMMON STOCKS - 99.3%
Belgium - 2.5%
Barco N.V.                                                403       $  34,623
Belgacom S.A.                                           6,042         279,604
Cofinimmo                                                  89          15,702
Compagnie Maritime Belge S.A.                             615          45,480
Dexia N.V.                                              5,268         159,128
Euronav N.V.                                            4,076         127,817
Fortis N.V.                                            17,252         506,646
KBC Ancora                                                210          23,456
KBC Groep N.V.                                          1,387         190,309
                                                                    ---------
Total Belgium                                                       1,382,765
-----------------------------------------------------------------------------
Denmark - 0.6%
A/S Dampskibsselskabat TORM                                 2              81
Danske Bank A/S                                         5,108         206,850
Harboes Bryggeri A/S                                    1,150          32,911
TrygVesta A/S                                           1,400         111,918
                                                                    ---------
Total Denmark                                                         351,760
-----------------------------------------------------------------------------
Finland - 1.9%
Elektrobit Group Oyj                                    1,903           5,142
Metso Oyj                                               4,206         288,910
OKO Bank PLC Class A                                    2,411          49,718
PKC Group Oyj                                             676          10,239
Rautaruukki Oyj                                         4,418         266,967
Sampo Oyj Class A                                       6,228         189,632
Sanoma-WSOY Oyj                                         2,009          62,313
Stora Enso Oyj Class R                                  6,829         132,664
Uponor Corp.                                              805          24,923
                                                                    ---------
Total Finland                                                       1,030,508
-----------------------------------------------------------------------------
France - 16.7%
ABC Arbitrage                                             623           5,484
AXA S.A.                                               26,507       1,182,929
BNP Paribas                                            11,940       1,303,081
Casino Guichard Perrachon S.A.                          1,893         197,979
Credit Agricole S.A.                                   24,602         946,418
Euler Hermes S.A.                                         680          90,391
Gaz de France(a)                                        5,410         280,363
M6, Metropole Television                                2,462          71,252
PagesJaunes S.A.                                        1,301          26,662
Rallye S.A.                                               685          48,709
Societe Des Autoroutes Paris-Rhin-Rhone                 2,427         254,380
Societe Generale                                        5,055         845,997
Suez S.A.                                              15,033         882,960
TOTAL S.A.                                             23,779       1,928,262
Valeo S.A.                                              4,507         250,104
Vivendi S.A.                                           18,233         767,529
                                                                    ---------
Total France                                                        9,082,500
-----------------------------------------------------------------------------
Germany - 7.3%
AWD Holding AG                                          5,107         170,170
BASF AG                                                 5,302         731,403
Bayer Schering Pharma AG                                2,913         435,607
Beate Uhse AG                                          12,439          53,601
Deutsche Lufthansa AG                                   4,547         130,430
Deutsche Telekom AG                                    64,930       1,272,447
Deutsche Wohnen AG                                        236          10,112
MPC Muenchmeyer Petersen Capital AG                       589          50,192
Muenchener Rueckversicherungs-Gesellshaft AG            2,327         446,000
Norddeutsche Affinerie AG                               1,340          58,695
RWE AG                                                  5,045         632,812
                                                                    ---------
Total Germany                                                       3,991,469
-----------------------------------------------------------------------------
Ireland - 0.7%
Abbey PLC                                               1,525          14,913
Allied Irish Banks PLC                                 10,850         262,315
Fyffes PLC                                              4,915           6,361
Irish Life & Permanent PLC                              4,027          89,227
                                                                    ---------
Total Ireland                                                         372,816
-----------------------------------------------------------------------------
Italy - 13.2%
Alleanza Assicurazioni SpA                             13,633         180,989
Arnoldo Mondadori Editore SpA                           6,502          62,740
ASM SpA                                                 7,145          44,049
Banca Intermobiliare SpA                                1,128          11,630
Banca Intesa SpA                                      204,265       1,573,032
Enel SpA                                              130,903       1,478,140
Eni SpA                                                51,323       1,896,983
Gruppo Editoriale L'Espresso SpA                       19,524          95,376
Milano Assicurazioni SpA                                8,041          67,126
Premuda SpA                                            17,684          40,641
Snam Rete Gas SpA(a)                                   29,599         183,636
Telecom Italia SpA                                    140,828         427,094
Terna SpA                                              36,820         135,752
UniCredito Italiano SpA                                97,639         833,143
Unione di Banche Italiane SCPA                          5,749         154,116
                                                                    ---------
Total Italy                                                         7,184,447
-----------------------------------------------------------------------------
Netherlands - 4.2%
ABN AMRO Holding N.V.                                  18,695         982,393
AEGON N.V.                                              4,172          79,683
ING Groep N.V.                                         25,582       1,132,554
Royal KPN N.V.                                          6,207         107,428
                                                                    ---------
Total Netherlands                                                   2,302,058
-----------------------------------------------------------------------------
Norway - 0.9%
ABG Sundal Collier ASA                                  8,009          21,122
Acta Holding ASA                                       19,109          85,638
Aker ASA Class A                                        1,000          70,266
Aker Yards ASA                                          1,300          15,224
Camillo Eitzen & Co. ASA                                  611           8,170
DnB NOR ASA                                            15,917         242,766
Ekornes ASA                                               701          14,867
Sparebanken Midt-Norge                                  1,501          19,378
Storebrand ASA                                              5              77
Veidekke ASA                                            2,000          18,258
                                                                    ---------
Total Norway                                                          495,766
-----------------------------------------------------------------------------

                       See Notes to Financial Statements.

38  WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe High-Yielding Equity Fund

September 30, 2007

-------------------------------------------------------------------------------
Investments                                           Shares       U.S. $ Value
-------------------------------------------------------------------------------
Portugal - 0.3%
Portugal Telecom, SGPS, S.A.                           12,926       $   180,702
-------------------------------------------------------------------------------
Spain - 8.9%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.           31,563           737,947
Banco Santander Central Hispano, S.A.                  80,416         1,558,775
Endesa S.A.                                            14,724           839,474
Gestevision Telecinco, S.A.                             3,086            80,797
Telefonica, S.A.                                       57,641         1,609,152
                                                                    -----------
Total Spain                                                           4,826,145
-------------------------------------------------------------------------------
Sweden - 3.2%
AB Volvo Class A                                           10               173
Axfood AB                                                 601            20,207
Brostrom AB Class B                                    20,100           215,944
D. Carnegie & Co. AB                                   11,200           234,594
Electrolux AB Series B                                      4                84
Fabege AB                                               3,204            38,013
H&M Hennes & Mauritz AB Class B                             8               505
Holmen AB Class B                                         401            15,311
Kungsleden Fastighets AB                                5,303            68,039
Nolato AB Class B                                       2,800            24,671
Nordea Bank AB                                         28,732           498,775
Ratos AB Class B                                            2                59
Scania AB Class A                                           8               204
Skanska AB Class B                                          6               118
Svenska Cellulosa Aktiebolaget SCA Class B              3,606            67,030
Svenska Handelsbanken AB Class A                        8,307           256,823
Swedbank AB Class A                                     5,906           196,743
TeliaSonera AB                                         14,000           126,062
                                                                    -----------
Total Sweden                                                          1,763,355
-------------------------------------------------------------------------------
Switzerland - 1.0%
Ciba Specialty Chemicals Holding Inc.                     826            41,965
Swisscom AG                                               814           308,508
Zurich Financial Services AG                              561           167,719
                                                                    -----------
Total Switzerland                                                       518,192
-------------------------------------------------------------------------------
United Kingdom - 37.9%
A & J Mucklow Group PLC                                 2,049            13,108
Alexon Group PLC                                       15,274            57,725
AstraZeneca PLC                                        15,447           770,723
Aviva PLC                                              26,536           397,904
Barclays PLC                                           84,682         1,027,397
BP PLC                                                175,359         2,027,494
British American Tobacco PLC                           22,315           796,519
BT Group PLC                                          108,531           678,825
Carpetright PLC                                           629            13,481
Chesnara PLC                                            6,947            24,875
Christian Salvesen PLC                                 35,149            45,115
Devro PLC                                                 114               206
Diageo PLC                                             29,551           646,609
GKN PLC                                                17,643           127,245
GlaxoSmithKline PLC                                    50,191         1,326,267
HBOS PLC                                               46,142           859,697
HMV Group PLC                                           6,944            16,552
HSBC Holdings PLC                                     127,492         2,349,400
Imperial Tobacco Group PLC                              1,855            84,694
Kingfisher PLC                                         69,244           252,241
Ladbrokes PLC                                             717             6,307
Legal & General Group PLC                             127,616           347,358
Lloyds TSB Group PLC                                  106,255         1,174,396
National Grid PLC                                      37,028           591,441
Old Mutual PLC                                        109,130           356,404
Pearson PLC                                            18,693           288,488
Persimmon PLC                                           2,187            42,953
Renishaw PLC                                            2,982            40,462
Rentokil Initial PLC                                   68,749           233,770
Royal Bank of Scotland Group (The) PLC                102,576         1,097,161
Royal Dutch Shell PLC Class A                          35,365         1,453,265
Scottish & Southern Energy PLC                          1,071            32,970
Smiths Group PLC                                       11,951           260,284
Smiths News PLC                                         1,273             3,164
Tomkins PLC                                            47,064           217,900
Unilever PLC                                           16,222           510,620
Vodafone Group PLC                                    663,406         2,385,554
                                                                    -----------
Total United Kingdom                                                 20,558,574
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $49,405,417)                                                  54,041,057
===============================================================================
SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND(b) - 0.1%
 United States - 0.1%
Columbia Cash Reserves Fund, 4.99%
(Cost: $43,971)                                        43,971            43,971
===============================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.8%
MONEY MARKET FUND(c) - 0.8%
UBS Private Money Market Fund LLC, 5.21%
(Cost: $422,330)(d)                                   422,330           422,330
===============================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.2%
(Cost: $49,871,718)(e)                                               54,507,358
Liabilities in Excess of Foreign Currency and
Other Assets - (0.2)%                                                   (90,792)
                                                                    -----------
NET ASSETS - 100.0%                                                 $54,416,566
===============================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Rate shown represents annualized 7-day yield as of September 30, 2007.

(c)   Interest rates shown reflect yields as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $401,569 and the total market value of the collateral held by the Fund was $422,330.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  39

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund

September 30, 2007

----------------------------------------------------------------------------
Investments                                          Shares     U.S. $ Value
----------------------------------------------------------------------------
COMMON STOCKS - 99.2%
Austria - 1.0%
AT&S Austria Technologie & Systemtechnik AG            4,933       $ 127,892
Flughafen Wien AG                                      5,405         556,826
Schoeller-Bleckmann Oilfield Equipment AG              1,379         117,080
Semperit AG Holding                                    4,818         211,382
                                                                   ---------
Total Austria                                                      1,013,180
----------------------------------------------------------------------------
Belgium - 3.9%
Barco N.V.                                             3,993         343,047
Cofinimmo                                              4,156         733,251
Cumerio N.V.                                           7,880         319,386
Econocom Group S.A./N.V.                               8,836          95,125
Euronav N.V.                                          36,232       1,136,176
EVS Broadcast Equipment S.A.                           3,424         341,348
Exmar N.V.                                             4,276         130,744
Melexis N.V.                                          11,786         216,726
Tessenderlo Chemie N.V.                                9,364         541,203
                                                                   ---------
Total Belgium                                                      3,857,006
----------------------------------------------------------------------------
Denmark - 1.4%
A/S Dampskibsselskabat TORM                               20             813
Amagerbanken A/S                                       3,755         214,926
Auriga Industries A/S Class B                          5,861         120,768
Bang & Olufsen A/S Class B(a)                          2,080         234,138
Forstaedernes Bank A/S                                   800          34,190
NKT Holding A/S                                           11           1,230
Rella Holding A/S                                      7,650         129,900
SimCorp A/S                                            1,800         404,209
Spar Nord Bank A/S                                     8,117         187,386
                                                                   ---------
Total Denmark                                                      1,327,560
----------------------------------------------------------------------------
Finland - 6.9%
Ahlstrom Oyj                                           7,094         200,564
Alma Media Corp.                                      19,789         330,961
Amer Sports Oyj(a)                                    20,801         480,710
Aspo Oyj                                              12,068         115,160
Citycon Oyj                                           50,925         323,731
Comptel PLC                                           34,495          96,152
Elcoteq SE                                            16,729         112,770
Elektrobit Corp. (a)                                  38,951         105,249
Finnair Oyj                                           14,776         245,860
HK-Ruokatalo Oyj Class A                               6,848         142,869
Huhtamaki Oyj                                          7,920         120,181
Kemira GrowHow Oyj                                    24,293         414,925
Lassila & Tikanoja Oyj                                 7,850         252,638
M-real Oyj Class B                                    78,305         436,537
Orion Oyj Class B                                     87,942       2,228,687
PKC Group Oyj                                         10,840         164,181
Poyry Oyj                                             17,931         448,300
Raisio PLC Class V                                    47,280         130,444
Stockmann Oyj Abp Class B(a)                           3,603         173,345
Talentum Oyj                                          27,267         136,498
Technopolis PLC                                        7,679          66,835
                                                                   ---------
Total Finland                                                      6,726,597
----------------------------------------------------------------------------
France - 4.6%
April Group                                            2,556       $ 157,214
Assystem                                               8,004         125,098
Bacou Dalloz                                             998         124,161
Canal Plus S.A.                                       41,779         464,039
Carbone Lorraine                                       2,853         220,925
Groupe Steria SCA                                      2,090         105,487
Haulotte Group                                         2,411          90,692
IMS-International Metal Service                        6,850         286,407
Kaufman & Broad S.A.                                   8,652         532,167
Manitou BF S.A.                                       12,741         688,545
NRJ Group(a)                                          28,573         371,811
Oberthur Card Systems S.A.                            31,200         277,319
Sechilienne-Sidec                                      5,521         435,769
Sequana Capital S.A.                                   7,810         257,127
Ste Industrielle d'Aviation Latecoere S.A.             4,877         140,797
TRIGANO S.A.                                           3,989         179,833
                                                                   ---------
Total France                                                       4,457,391
----------------------------------------------------------------------------
Germany - 7.3%
AWD Holding AG                                        18,933         630,866
Balda AG                                               9,321          89,477
Beate Uhse AG                                         27,172         117,087
Bechtle AG                                             5,058         219,106
Comdirect Bank AG                                     58,898         732,077
DAB Bank AG                                           16,981         151,176
Demag Cranes AG                                        1,885          88,572
Deutsche Wohnen AG                                    14,152         606,404
ElringKlinger AG                                       3,264         369,031
Gerry Weber International AG                           5,151         165,996
Gildemeister AG                                          507          14,046
Grammer AG                                             4,348         137,583
Grenkeleasing AG                                       3,390         131,616
HCI Capital AG                                        17,316         374,314
IDS Scheer AG                                          5,031         110,542
Indus Holding AG                                       7,201         266,263
Koenig & Bauer AG                                      4,163         149,490
Leoni AG                                               5,779         351,674
MPC Muenchmeyer Petersen Capital AG                    8,632         735,578
Norddeutsche Affinerie AG                             15,963         699,215
Pfeiffer Vacuum Technology AG                            256          23,169
Sixt AG                                                2,226         111,021
Takkt AG                                               8,370         141,650
Techem AG                                              9,348         624,298
Vivacon AG                                             4,274         110,928
                                                                   ---------
Total Germany                                                      7,151,179
----------------------------------------------------------------------------
Ireland - 1.7%
Abbey PLC                                              2,719          26,590
Fyffes PLC                                           394,690         510,790
Glanbia PLC                                           51,904         311,500
Greencore Group PLC                                   53,552         348,427
McInerney Holdings PLC                                29,820          56,501
Paddy Power PLC                                        6,899         243,127

                       See Notes to Financial Statements.

40  WisdomTree International Dividend Funds

WisdomTree Europe SmallCap Dividend Fund

September 30, 2007

--------------------------------------------------------------------------------
Investments                                              Shares     U.S. $ Value
--------------------------------------------------------------------------------
United Drug PLC                                           32,624       $ 151,045
                                                                       ---------
Total Ireland                                                          1,647,980
--------------------------------------------------------------------------------
Italy - 7.5%
AcegasAps SpA                                              6,808          72,663
Actelios SpA                                              11,813         120,119
Amplifon SpA                                              29,084         229,765
Anima SGRpA                                               22,922          94,699
Astaldi SpA                                               12,621         101,053
Banca IFIS SpA                                            11,393         148,253
Banca Intermobiliare SpA                                  44,638         460,244
Banca Popolare dell'Etruria e del Lazio                    8,666         150,111
Banca Profilo SpA                                         61,531         175,888
Banco di Desio e della Brianza SpA                        12,083         136,611
Brembo SpA                                                14,986         197,885
Caltagirone SpA                                           14,434         150,876
COFIDE - Compagnia Finanziaria De Benedetti SpA           71,814         122,556
Credito Artigiano SpA                                     49,259         278,814
Cremonini SpA                                            120,534         362,548
Fiera Milano SpA                                          11,116          95,642
Gewiss SpA                                                14,025         105,911
GranitiFiandre SpA                                        14,349         201,105
Gruppo Editoriale L'Espresso SpA(a)                      181,502         886,651
I.M.A. - Industria Macchine Automatiche SpA               17,346         394,698
Immobiliare Grande Distribuzione                           6,926          27,087
Intek SpA                                                382,364         435,023
Marazzi Group SpA                                          6,059          75,656
MARR SpA                                                  20,050         217,990
Marzotto SpA                                              22,540         127,740
Meliorbanca SpA                                            5,027          26,595
Navigazione Montanari SpA                                 26,097         125,352
Panariagroup Industrie Ceramiche SpA                      16,380         138,837
Premafin Finanziaria SpA                                  23,431          70,643
Premuda SpA                                               68,111         156,532
Recordati SpA                                             42,263         398,492
SAES Getters SpA                                           2,456          91,267
Societa Iniziative Autostradali e Servizi SpA             33,178         499,207
SOGEFI SpA                                                29,239         250,741
SOL SpA                                                   11,817          94,111
Tamburi Investment Partners SpA                            2,688           9,213
Vittoria Assicurazioni SpA                                 4,250          80,266
                                                                       ---------
Total Italy                                                            7,310,844
--------------------------------------------------------------------------------
Netherlands - 5.6%
Arcadis N.V.                                               2,214         158,377
Ballast Nedam N.V.                                         3,215         147,500
Beter Bed Holding N.V.                                     6,664         187,080
Brunel International                                       2,265          64,101
Draka Holding                                                825          36,723
Exact Holding N.V.                                         7,719         321,643
Heijmans N.V.                                              7,447         343,034
ICT Automatisering N.V.                                    7,827         131,236
Koninklijke Wessanen N.V.                                 36,802         540,651
Macintosh Retail Group N.V.                                4,983         174,755
OCE N.V.                                                  43,336         908,431
OPG Groep N.V.                                             4,432         143,708
Sligro Food Group NV                                       3,178         144,311
Smit Internationale N.V.                                   5,027         437,599
Stork N.V. (a)                                             9,639         626,460
Ten Cate N.V.                                              5,199         210,648
TKH Group NV                                                 974          23,922
Univar N.V.                                                9,773         739,269
Wegener N.V.                                               6,002         151,083
                                                                       ---------
Total Netherlands                                                      5,490,531
--------------------------------------------------------------------------------
Norway - 6.3%
ABG Sundal Collier ASA                                   319,520         842,664
Acta Holding ASA                                         200,328         897,777
Aker Yards ASA                                            48,905         572,727
BW Gas ASA(a)                                             69,800         955,811
Camillo Eitzen & Co. ASA                                  25,044         334,859
Cermaq ASA                                                 2,700          49,795
Ekornes ASA                                                7,450         158,006
Expert ASA                                                   900          26,972
Hafslund ASA Class B                                       9,572         265,681
Leroy Seafood Group ASA                                    3,805          86,314
NorGani Hotels ASA                                         8,135         140,278
Sparebank 1 SR Bank                                       14,900         453,410
Sparebanken Midt-Norge                                    37,788         487,834
Sparebanken Nord-Norge                                     8,400         205,265
Tomra Systems ASA                                         22,028         158,438
Veidekke ASA                                              58,390         533,045
                                                                       ---------
Total Norway                                                           6,168,876
--------------------------------------------------------------------------------
Portugal - 1.5%
Banif SGPS, S.A.                                          12,420          84,783
Corticeira Amorim-Industria S.A.                          43,699         125,536
Finibanco Holding SGPS S.A.                               21,030         123,220
Mota-Engil, SGPS, S.A.                                    37,825         287,791
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.          117,710         349,869
Semapa-Sociedade de Investimento e Gestao,
SGPS, S.A.                                                32,540         528,943
                                                                       ---------
Total Portugal                                                         1,500,142
--------------------------------------------------------------------------------
Singapore - 0.1%
XP Power Ltd.                                              8,028          58,963
--------------------------------------------------------------------------------
Spain - 1.8%
Adolfo Dominguez                                             625          29,821
Campofrio Alimentacion S.A.                               18,564         330,010
Cie Automotive S.A.                                        7,411          88,638
Europistas, Concesionaria Espanola S.A.                   12,558         122,515
Grupo Duro Felguera S.A.                                  36,363         414,743
Montebalito S.A.                                           2,217          34,871
Pescanova S.A.                                               264          12,195
Tavex Algodonera S.A.                                     35,184         121,590
Tubacex S.A.                                              11,497         112,491
Tubos Reunidos, S.A.                                       5,866         177,692
Uralita S.A.                                              22,125         216,794

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  41

WisdomTree Europe SmallCap Dividend Fund

September 30, 2007

----------------------------------------------------------------------
Investments                                  Shares       U.S. $ Value
----------------------------------------------------------------------
Vidrala SA                                      1,696       $   61,336
                                                            ----------
Total Spain                                                  1,722,696
----------------------------------------------------------------------
Sweden - 10.2%
AarhusKarlshamn AB                              9,900          231,085
Axfood AB                                      26,505          891,141
Bilia AB Class A                               20,538          370,659
Billerud AB                                    23,938          320,084
Brostrom AB Class B                            38,500          413,623
Cardo AB                                       10,622          361,234
Clas Ohlson AB Class B(a)                      16,322          397,387
D. Carnegie & Co. AB(a)                        60,405        1,265,235
Elekta AB Class B(a)                            9,200          149,326
Fabege AB                                          47              558
Hakon Invest AB                                27,600          519,443
Haldex AB                                       6,800          156,623
HIQ International AB                           29,400          184,061
Hoganas AB Class B                              6,400          169,175
HQ AB                                           1,750           47,882
Indutrade AB                                    1,000           23,187
Intrum Justitia AB                             26,255          406,870
JM AB                                              43            1,034
KappAhl Holding AB                             11,000          115,627
Kungsleden Fastighets AB                      138,352        1,775,100
Mekonomen AB                                    1,405           28,886
NCC AB Class B                                 28,844          720,090
New Wave Group AB Class B                      12,000          118,719
Nibe Industrier AB Class B                      7,822           77,990
Nobia AB                                       21,600          207,016
Nolato AB Class B                               6,800           59,916
Nordnet AB Class B                             47,500          143,182
Peab AB                                            98            1,057
Peab Industri AB Class B*                          49              454
Q-Med AB                                        5,900           84,363
Seco Tools Class B                             30,600          553,435
SkiStar AB                                     11,600          210,247
SSAB Svenskt Stal AB Series B                     149            5,067
                                                            ----------
Total Sweden                                                10,009,756
----------------------------------------------------------------------
Switzerland - 0.7%
Bellevue Group AG                               7,402          567,094
Bucher Industries AG                              219           40,531
Kudelski S.A.                                   4,336          122,189
                                                            ----------
Total Switzerland                                              729,814
----------------------------------------------------------------------
United Kingdom - 38.7%
Abbot Group PLC                                48,973          295,584
Aero Inventory PLC                             23,898          280,690
Aga Foodservice Group PLC                      33,314          285,742
Alexon Group PLC                               37,396          141,330
Alfred McAlpine PLC                             9,497           94,373
Amstrad PLC                                    46,509          142,133
ATH Resources PLC                               5,902           23,087
Atrium Underwriting PLC                         5,110           37,922
Beazley Group PLC                             125,008          466,073
Bespak PLC                                      7,959          106,615
Big Yellow Group PLC                           11,040          112,405
Blacks Leisure Group PLC                       22,454          125,231
Bloomsbury Publishing PLC                      38,431          115,684
Bodycote International PLC                     78,907          398,688
BPP Holdings PLC                               14,845          185,096
Brewin Dolphin Holdings PLC                    58,554          219,204
Brit Insurance Holdings PLC                   176,810        1,230,163
British Polythene Industries                   15,736          121,346
BSS Group PLC                                  14,221          132,987
Burren Energy PLC                              10,258          175,553
Business Post Group PLC                        28,352          259,355
Carpetright PLC                                26,844          575,345
Castings PLC                                   18,904          109,380
Centaur Media PLC                              28,614           69,082
Charles Taylor Consulting PLC                  13,289           97,603
Chemring Group PLC                              3,325          122,274
Chesnara PLC                                   74,772          267,732
Chloride Group PLC                             43,167          158,303
Clarkson PLC                                    3,384           66,876
Clinton Cards PLC                             182,612          197,183
communisis PLC                                119,571          176,616
Computacenter PLC                              24,337           99,414
Cranswick PLC                                   9,780          146,650
Croda International PLC                        31,618          412,268
Dairy Crest Group PLC                          51,572          660,891
Dart Group PLC                                  7,707           14,053
Davenham Group PLC                             18,636          106,121
Davis Service Group PLC                        69,351          756,620
Dawson Holdings PLC                            69,169          146,558
Dechra Pharmaceuticals PLC                     12,666           89,931
Development Securities PLC                      3,106           34,045
Diploma PLC                                     8,166          183,506
Domestic & General Group PLC                    9,988          282,038
Domino Printing Sciences PLC                   24,579          158,240
Domino's Pizza UK & IRL PLC                    23,846          111,011
DS Smith PLC                                  187,766          714,402
E2V Technologies PLC                           14,019           81,829
Elementis PLC                                  87,470          175,088
Ennstone PLC                                  151,210          123,227
Enodis PLC                                     13,854           49,253
Euromoney Institutional Investor PLC           35,355          381,041
Expro International Group PLC                  12,031          240,946
F&C Asset Management PLC                      306,902        1,250,532
Fenner PLC                                     50,090          258,444
Filtrona PLC                                   12,280           57,168
Findel PLC                                     23,586          309,461
FKI PLC                                       240,555          445,986
Forth Ports PLC                                11,053          399,033
Foseco PLC                                      3,690           16,276
Future PLC                                    186,480          166,217
Galliford Try PLC                              47,554          142,420
Game Group PLC                                 82,323          322,024

                       See Notes to Financial Statements.

42  WisdomTree International Dividend Funds

WisdomTree Europe SmallCap Dividend Fund

September 30, 2007

------------------------------------------------------------------
Investments                              Shares       U.S. $ Value
------------------------------------------------------------------
Games Workshop Group PLC                   21,072       $  109,152
GCAP Media PLC                             32,393          136,941
Genus PLC                                   9,695          132,043
Greggs PLC                                  3,314          325,773
Halfords Group PLC                         92,222          666,064
Halma PLC                                 131,930          605,444
Hardy Underwriting Group PLC               14,816           99,838
Headlam Group PLC                          28,126          322,899
Helical Bar Plc                             6,341           59,007
Helphire PLC                               21,494          148,560
Hill & Smith Holdings PLC                  15,063          119,302
HMV Group PLC                             202,187          481,953
Holidaybreak PLC                           19,330          293,396
Hornby PLC                                 12,171           59,388
Hunting PLC                                16,508          227,524
IG Group Holdings PLC                      23,270          179,562
Inspace PLC                                 4,337           12,724
Interior Services Group PLC                11,186           65,635
Interserve PLC                             38,092          369,020
iomart Group PLC                          114,168          120,952
ITE Group PLC                              51,851          181,698
James Fisher & Sons PLC                    10,387          134,696
Jardine Lloyd Thompson Group PLC          114,432          870,770
JJB Sports PLC                            115,597          362,688
John Menzies PLC                           24,829          283,278
Kcom Group PLC                             42,978           57,790
Keller Group PLC                           11,873          238,145
Kier Group PLC                              5,071          188,755
Liontrust Asset Management PLC             11,408           87,855
Lookers PLC                                31,651           84,474
Luminar PLC                                19,382          237,322
Majestic Wine PLC                          12,129           82,288
Marshalls PLC                              57,065          338,030
McBride PLC                                46,588          165,154
McKay Securities PLC                       15,694          108,712
Melrose PLC                                19,372           76,666
Micro Focus International PLC               6,020           36,580
Mitie Group PLC                            61,132          311,368
MJ Gleeson Group PLC                       14,402          104,017
Morgan Crucible Co.                         3,073           18,563
Morgan Sindall PLC                         10,583          337,434
Morse PLC                                  99,912          181,164
Mothercare PLC                             23,811          184,949
MP Evans Group PLC                         18,001          129,094
Mucklow (A & J) Group PLC                  13,781           88,161
N. Brown Group PLC                         66,193          366,814
Northern Foods PLC                        225,535          449,155
Northgate PLC                              15,787          297,514
Numis Corp PLC                             18,698          103,617
PayPoint PLC                                3,087           37,736
Pendragon PLC                             266,548          324,473
Photo-Me International PLC                116,783          123,128
Premier Farnell PLC                       179,279          578,014
Psion PLC                                  41,087          100,869
PZ Cussons PLC                            102,353          350,328
RAB Capital PLC                            46,858           92,125
Rank Group PLC                            158,372          521,901
Redrow PLC                                 53,355          439,431
Renishaw PLC                               22,294          302,502
Restaurant Group PLC                       44,759          246,440
Ricardo PLC                                18,559          110,692
RM PLC                                     44,131          172,178
ROK PLC                                    28,935          112,596
Rotork PLC                                 20,503          421,895
royalblue group PLC                         4,591           92,599
RPC Group PLC                              38,941          223,729
RPS Group PLC                              20,009          138,092
Savills PLC                                51,292          383,775
Senior PLC                                111,819          265,404
Severfield-Rowen PLC                        4,485          192,070
Shanks Group PLC                           75,246          342,247
Smiths News PLC                            60,485          150,339
Speedy Hire PLC                             6,290          138,786
Spirax-Sarco Engineering PLC               17,949          373,363
SSL International PLC                      39,743          344,124
St. Ives Group PLC                        106,041          442,887
T. Clarke PLC                              28,308          109,147
Taylor Nelson Sofres PLC                   27,491          126,440
TDG PLC                                    45,955          217,447
Ted Baker PLC                              10,097          106,970
Terrace Hill Group PLC                     15,775           27,961
Thorntons PLC                              35,280          122,911
Titan Europe PLC                           24,462          110,889
Topps Tiles PLC                            73,416          294,287
TT electronics PLC                         94,681          292,241
Ultra Electronics Holdings PLC              9,906          223,616
Umbro PLC                                  54,645          123,856
Umeco PLC                                  16,674          212,827
Uniq PLC                                   53,835          224,845
UNITE Group PLC                             9,081           66,835
UTV PLC                                    21,006          162,627
Victrex PLC                                 3,194           42,948
Vitec Group (The) PLC                      12,948          161,707
Vp PLC                                     10,919           87,871
VT Group PLC                               38,292          447,801
Warner Estate Holdings PLC                 15,339          146,254
White Young Green PLC                       7,198           66,578
Wilmington Group PLC                       16,970           81,940
Wincanton PLC                              42,878          340,257
Woolworths Group PLC                      795,345          287,620
WSP Group PLC                               8,813          127,033
Xansa PLC                                 159,664          418,812
Yule Catto & Co. PLC                       76,810          356,403
                                                        ----------
Total United Kingdom                                    37,776,122
------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $100,642,455)                                    96,948,637
==================================================================

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  43

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund

September 30, 2007

---------------------------------------------------------------------------
Investments                                       Shares      U.S. $ Value
---------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.4%
MONEY MARKET FUND - 0.4%
United States - 0.4%
Columbia Cash Reserves Fund, 4.99%(b)
(Cost: $382,228)                                   382,228      $   382,228
===========================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 4.7%
MONEY MARKET FUNDS(c) - 4.7%
UBS Enhanced Yield Portfolio, 5.38%              2,147,029        2,147,029
UBS Private Money Market Fund LLC, 5.21%         2,410,244        2,410,244
                                                                -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $4,557,273)(d)                                             4,557,273
===========================================================================
TOTAL INVESTMENTS IN SECURITIES - 104.3%
(Cost: $105,581,956)(e)                                         101,888,138
Liabilities in Excess of Foreign Currency and
Other Assets - (4.3)%                                            (4,157,174)
                                                                -----------
NET ASSETS - 100.0%                                             $97,730,964
===========================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Rate shown represents annualized 7-day yield as of September 30, 2007.

(c)   Interest rates shown reflect yields as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $4,181,023 and the total market value of the collateral held by the Fund was $4,557,273.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

44  WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Japan Total Dividend Fund

September 30, 2007

-------------------------------------------------------------------------
Investments                                       Shares     U.S. $ Value
-------------------------------------------------------------------------
COMMON STOCKS - 99.4%
Advertising - 0.1%
Hakuhodo DY Holdings, Inc.                           800        $  56,062
-------------------------------------------------------------------------
Agriculture - 0.4%
Japan Tobacco, Inc.                                   30          164,587
-------------------------------------------------------------------------
Airlines - 0.1%
All Nippon Airways Co., Ltd.                      16,000           62,322
-------------------------------------------------------------------------
Apparel - 0.2%
Onward Kashiyama Co., Ltd.                         7,160           72,338
-------------------------------------------------------------------------
Auto Manufacturers - 12.8%
Daihatsu Motor Co., Ltd.                           8,000           82,980
Fuji Heavy Industries Ltd.                        16,000           70,252
Hino Motors Ltd.                                   8,000           61,070
Honda Motor Co., Ltd.                             29,100          976,620
Isuzu Motors Ltd.                                 24,000          137,304
Mazda Motor Corp.                                  8,000           40,412
Nissan Motor Co., Ltd.                            99,600          996,737
Nissan Shatai Co., Ltd.                            3,000           18,441
Suzuki Motor Corp.                                 3,200           94,596
Toyota Motor Corp.                                53,200        3,136,079
                                                                ---------
Total Auto Manufacturers                                        5,614,491
-------------------------------------------------------------------------
Auto Parts & Equipment - 2.7%
Aisin Seiki Co., Ltd.                              2,400           95,779
Bridgestone Corp.                                  8,800          194,341
DENSO CORP.                                        9,600          361,415
JTEKT Corp.                                        3,200           56,340
NGK Spark Plug Co., Ltd.                           2,000           31,039
NHK Spring Co., Ltd.                               8,000           60,931
NOK Corp.                                          2,400           51,332
Sumitomo Rubber Industries, Inc.                   5,600           70,307
Tokai Rika Co., Ltd.                               2,900           80,685
Toyoda Gosei Co., Ltd.                             3,200          115,741
Toyota Boshoku Corp.                               4,000          134,939
                                                                ---------
Total Auto Parts & Equipment                                    1,252,849
-------------------------------------------------------------------------
Banks - 5.5%
Bank of Kyoto Ltd. (The)                           8,000           96,892
Bank of Yokohama Ltd. (The)                       16,000          110,316
Chiba Bank Ltd. (The)                              8,000           61,766
Chugoku Bank Ltd. (The)                            8,000          108,577
Gunma Bank Ltd. (The)                              8,000           53,280
Hachijuni Bank Ltd. (The)                          8,000           57,523
Hiroshima Bank Ltd. (The)                          8,000           43,612
Hokuhoku Financial Group, Inc.                    16,000           45,211
Iyo Bank Ltd. (The)                                8,000           77,486
Joyo Bank Ltd. (The)                               8,000           44,585
Mitsubishi UFJ Financial Group, Inc.              72,120          630,812
Mitsui Trust Holdings, Inc.                        8,000           62,322
Mizuho Financial Group, Inc.                          56          318,915
Mizuho Trust & Banking Co., Ltd.                  24,000           40,690
Nishi-Nippon City Bank Ltd. (The)                 16,000           44,933
Shinsei Bank Ltd.                                  8,000           25,179
Shizuoka Bank Ltd. (The)                           8,000           77,625
Sumitomo Mitsui Financial Group, Inc.                 24          186,758
Sumitomo Trust & Banking Co., Ltd. (The)          32,000          241,777
Suruga Bank Ltd.                                   8,000           97,587
                                                                ---------
Total Banks                                                     2,425,846
-------------------------------------------------------------------------
Beverages - 0.7%
Asahi Breweries Ltd.                               6,400           97,379
Coca-Cola West Japan Co., Ltd.                     2,400           56,340
ITO EN, Ltd.                                       1,600           38,951
Kirin Brewery Co., Ltd.                            8,000          105,726
                                                                ---------
Total Beverages                                                   298,396
-------------------------------------------------------------------------
Building Materials - 1.5%
Asahi Glass Co., Ltd.                             16,000          214,929
Daikin Industries Ltd.                             1,600           76,929
JS Group Corp.                                     6,400          111,179
Matsushita Electric Works Ltd.                     8,000           96,335
Nippon Sheet Glass Co., Ltd.                      15,000           91,553
Taiheiyo Cement Corp.                             16,000           60,792
                                                                ---------
Total Building Materials                                          651,717
-------------------------------------------------------------------------
Chemicals - 4.0%
Asahi Kasei Corp.                                 16,000          129,096
Daicel Chemical Industries Ltd.                    8,000           63,227
Dainippon Ink & Chemicals, Inc.                   16,000           70,808
Gun-Ei Chemical Industry Co., Ltd.(a)             59,000          144,146
Hitachi Chemical Co., Ltd.                         2,400           49,559
JSR Corp.                                          2,400           58,740
Kaneka Corp.                                       8,000           67,191
Mitsubishi Chemical Holdings Corp.                 9,500           82,598
Mitsubishi Gas Chemical Co., Inc.                  8,000           74,077
Mitsui Chemicals, Inc.                             8,000           79,364
Nippon Chemical Industrial Co., Ltd.               8,000           23,162
Nitto Denko Corp.                                  1,600           74,286
Sakata INX Corp.                                   3,000           15,807
Shin-Etsu Chemical Co., Ltd.                       2,400          165,682
Showa Denko K.K.                                  16,000           60,514
Sumitomo Chemical Co., Ltd.                       16,000          137,026
Taiyo Nippon Sanso Corp.                           8,000           71,782
Tokuyama Corp.                                     8,000          121,236
Tosoh Corp.                                       16,000          103,639
Ube Industries Ltd.                               24,000           84,928
Zeon Corp.                                         8,000           78,738
                                                                ---------
Total Chemicals                                                 1,755,606
-------------------------------------------------------------------------
Commercial Services - 1.1%
Dai Nippon Printing Co., Ltd.                     10,000          142,763
Kamigumi Co., Ltd.                                 7,000           58,731
Park24 Co., Ltd.(a)                                4,700           42,213
Secom Co., Ltd.                                    2,400          115,394
Sohgo Security Services Co., Ltd.                  3,200           51,917
Toppan Printing Co., Ltd.                          8,000           82,285
                                                                ---------
Total Commercial Services                                         493,303
-------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  45

WisdomTree Japan Total Dividend Fund

September 30, 2007

-------------------------------------------------------------------------
Investments                                     Shares       U.S. $ Value
-------------------------------------------------------------------------
Computers - 1.0%
CSK Holdings Corp.                                 1,600        $  62,461
Fujitsu Ltd.                                      16,000          112,959
Itochu Techno-Solutions Corp.                      1,000           35,213
Otsuka Corp.                                         800           78,390
TDK Corp.                                          1,600          140,225
                                                                ---------
Total Computers                                                   429,248
-------------------------------------------------------------------------
Cosmetics/Personal Care - 1.2%
Kao Corp.                                          9,000          268,400
KOSE Corp.                                         1,600           42,429
Shiseido Co., Ltd.                                 8,000          177,368
UniCharm Corp.                                       800           49,037
                                                                ---------
Total Cosmetics/Personal Care                                     537,234
-------------------------------------------------------------------------
Distribution/Wholesale - 4.9%
Canon Marketing Japan, Inc.                        3,200           63,992
Hitachi High-Technologies Corp.                    2,400           54,880
ITOCHU Corp.                                      24,000          291,092
Marubeni Corp.                                    16,000          146,624
Mitsubishi Corp.                                  20,200          639,291
Mitsui & Co., Ltd.                                24,000          582,185
Sumitomo Corp.                                    16,100          310,759
Toyota Tsusho Corp.                                3,200           84,859
                                                                ---------
Total Distribution/Wholesale                                    2,173,682
-------------------------------------------------------------------------
Diversified Financial Services - 3.8%
Daiwa Securities Group, Inc.                      25,000          237,795
Kyokuto Securities Co., Ltd.                      12,900          120,571
Nikko Cordial Corp.                               24,000          301,109
Nomura Holdings, Inc.                             41,800          699,968
Okasan Holdings, Inc.                              2,000           11,598
Shinko Securities Co., Ltd.                       16,000           74,008
Takagi Securities Co., Ltd.                       38,000          123,897
Toyo Securities Co., Ltd.                         36,000          126,766
                                                                ---------
Total Diversified Financial Services                            1,695,712
-------------------------------------------------------------------------
Electric - 5.1%
Chubu Electric Power Co., Inc.                     9,200          237,969
Chugoku Electric Power Co., Inc. (The)             9,600          194,896
Electric Power Development Co.                     2,000           77,729
Hokkaido Electric Power Co., Inc.                  4,500           97,226
Hokuriku Electric Power Co.                        4,600           89,788
Kansai Electric Power Co., Inc. (The)             21,200          483,851
Kyushu Electric Power Co., Inc.                   11,400          301,317
Shikoku Electric Power Co., Inc.                   5,300          132,944
Tohoku Electric Power Co., Inc.                   11,200          239,064
Tokyo Electric Power Co., Inc. (The)              16,400          413,511
                                                                ---------
Total Electric                                                  2,268,295
-------------------------------------------------------------------------
Electrical Components & Equipment - 3.5%
Brother Industries Ltd.                            6,200           79,242
Casio Computer Co., Ltd.                           4,000           57,245
Fujikura Ltd.                                      8,000           50,567
Hitachi Cable Ltd.                                13,000           80,476
Hitachi Ltd.                                      44,000          292,658
Mitsubishi Electric Corp.                         16,000          200,322
Sharp Corp.                                       16,000          290,050
Stanley Electric Co., Ltd.                         3,200           77,068
Sumitomo Electric Industries Ltd.                  5,600           89,101
Toshiba Corp.                                     29,000          270,547
USHIO INC.                                         3,200           58,149
                                                                ---------
Total Electrical Components & Equipment                         1,545,425
-------------------------------------------------------------------------
Electronics - 3.2%
Advantest Corp.                                    1,600           49,802
Fanuc Ltd.                                         1,600          162,900
Hirose Electric Co., Ltd.                            800           97,170
Hoya Corp.                                         6,400          218,128
IBIDEN Co., Ltd.                                   1,600          134,522
Keyence Corp.                                        200           44,342
Kyocera Corp.                                      2,400          224,737
Mabuchi Motor Co., Ltd.                            1,200           78,146
MINEBEA Co., Ltd.                                  8,000           54,671
NEC Corp.                                         24,000          116,437
NGK Insulators Ltd.                                4,000          128,679
Nippon Electric Glass Co., Ltd.                    4,000           64,339
Yokogawa Electric Corp.                            4,800           58,344
                                                                ---------
Total Electronics                                               1,432,217
-------------------------------------------------------------------------
Engineering & Construction - 0.8%
Chiyoda Corp.                                      2,000           35,995
JGC Corp.                                          5,000           96,293
Kajima Corp.                                      16,000           54,949
Obayashi Corp.                                     8,000           37,004
Shimizu Corp.                                     14,000           76,077
Taisei Corp.                                      16,000           46,324
                                                                ---------
Total Engineering & Construction                                  346,642
-------------------------------------------------------------------------
Entertainment - 0.4%
Oriental Land Co., Ltd.                            1,400           81,067
Toho Co., Ltd.                                     3,900           76,973
                                                                ---------
Total Entertainment                                               158,040
-------------------------------------------------------------------------
Environmental Control - 0.2%
Kurita Water Industries Ltd.                       3,200          108,508
-------------------------------------------------------------------------
Food - 2.1%
Ajinomoto Co., Inc.                                8,000          100,161
Kikkoman Corp.                                     8,000          120,610
Meiji Dairies Corp.                                8,000           45,142
Meiji Seika Kaisha Ltd.                           15,000           75,381
Nippon Meat Packers, Inc.                          8,000           88,754
Nisshin Seifun Group, Inc.                         7,000           65,791
Nissin Food Products Co., Ltd.(a)                  1,600           57,036
Starzen Co., Ltd.                                 48,000          109,342
Toyo Suisan Kaisha Ltd.                            8,000          150,242
Yakult Honsha Co., Ltd.                            2,600           59,114
Yamazaki Baking Co., Ltd.                          7,000           52,463
                                                                ---------
Total Food                                                        924,036
-------------------------------------------------------------------------
Forest Products & Paper - 0.6%
Chuetsu Pulp & Paper Co., Ltd.                    69,000          144,581

                       See Notes to Financial Statements.

46  WisdomTree International Dividend Funds

WisdomTree Japan Total Dividend Fund

September 30, 2007

-----------------------------------------------------------------------------
Investments                                         Shares       U.S. $ Value
-----------------------------------------------------------------------------
Daio Paper Corp.                                       1,000        $   8,103
OJI Paper Co., Ltd.                                   24,000          116,020
                                                                    ---------
Total Forest Products & Paper                                         268,704
-----------------------------------------------------------------------------
Gas - 1.1%
Osaka Gas Co., Ltd.                                   40,000          140,156
Saibu Gas Co., Ltd.                                   29,000           67,826
TOHO Gas Co., Ltd.                                    15,000           73,947
Tokyo Gas Co., Ltd.                                   40,000          186,062
                                                                    ---------
Total Gas                                                             467,991
-----------------------------------------------------------------------------
Hand/Machine Tools - 0.7%
Fuji Electric Holdings Co., Ltd.                      16,000           71,225
Makita Corp.                                           2,400          105,170
SMC Corp.                                                700           95,735
THK Co., Ltd.                                          2,400           50,602
                                                                    ---------
Total Hand/Machine Tools                                              322,732
-----------------------------------------------------------------------------
Healthcare-Products - 0.4%
Shimadzu Corp.                                         8,000           81,798
Terumo Corp.                                           1,600           80,685
                                                                    ---------
Total Healthcare-Products                                             162,483
-----------------------------------------------------------------------------
Home Builders - 0.7%
Daiwa House Industry Co., Ltd.                         8,000          104,265
Sekisui Chemical Co., Ltd.                             8,000           58,636
Sekisui House, Ltd.                                   10,000          125,722
                                                                    ---------
Total Home Builders                                                   288,623
-----------------------------------------------------------------------------
Home Furnishings - 1.8%
Matsushita Electric Industrial Co., Ltd.              22,000          412,208
Pioneer Corp.                                          4,000           49,002
Sony Corp.                                             5,600          271,199
Yamaha Corp.                                           3,200           71,643
                                                                    ---------
Total Home Furnishings                                                804,052
-----------------------------------------------------------------------------
Housewares - 0.1%
TOTO Ltd.                                              8,000           57,940
-----------------------------------------------------------------------------
Insurance - 1.8%
Aioi Insurance Co., Ltd.                               9,000           52,271
Fuji Fire & Marine Insurance Co., Ltd. (The)          29,000           98,839
Millea Holdings, Inc.                                  3,800          152,641
Mitsui Sumitomo Insurance Co., Ltd.                   16,000          187,663
Nipponkoa Insurance Co., Ltd.                          8,000           69,487
Nissay Dowa General Insurance Co., Ltd.                9,000           55,010
Sompo Japan Insurance, Inc.                            8,000           91,675
T&D Holdings, Inc.                                     1,600           98,352
                                                                    ---------
Total Insurance                                                       805,938
-----------------------------------------------------------------------------
Internet - 0.5%
SBI Holdings, Inc.                                       161           42,205
Trend Micro, Inc.                                      4,000          172,847
Yahoo Japan Corp.                                         35           13,237
                                                                    ---------
Total Internet                                                        228,289
-----------------------------------------------------------------------------
Iron/Steel - 5.4%
Daido Steel Co., Ltd.                                  8,000           68,095
Hitachi Metals Ltd.                                    8,000           99,048
JFE Holdings, Inc.                                    10,300          728,967
Kobe Steel Ltd.                                       32,000          119,358
Nippon Steel Corp.                                    98,000          704,656
Nisshin Steel Co., Ltd.                               24,000          108,090
Sumitomo Metal Industries Ltd.                        84,000          489,327
Tokyo Steel Manufacturing Co., Ltd.                    3,200           49,635
                                                                    ---------
Total Iron/Steel                                                    2,367,176
-----------------------------------------------------------------------------
Leisure Time - 0.5%
Daikoku Denki Co., Ltd.                                4,100           55,254
Sankyo Co., Ltd.                                       1,400           56,601
Sega Sammy Holdings, Inc.                              4,000           53,210
Yamaha Motor Co., Ltd.                                 2,400           61,140
                                                                    ---------
Total Leisure Time                                                    226,205
-----------------------------------------------------------------------------
Machinery-Construction & Mining - 0.9%
Hitachi Construction Machinery Co., Ltd.               3,200          127,705
Komatsu Ltd.                                           8,000          268,487
                                                                    ---------
Total Machinery-Construction & Mining                                 396,192
-----------------------------------------------------------------------------
Machinery-Diversified - 1.0%
Amada Co., Ltd.                                        8,000           89,310
Japan Steel Works Ltd. (The)                           8,000          132,643
Kubota Corp.                                          16,000          131,600
Sumitomo Heavy Industries Ltd.                         8,000          102,874
                                                                    ---------
Total Machinery-Diversified                                           456,427
-----------------------------------------------------------------------------
Media - 0.3%
Nippon Television Network Corp.                          480           61,724
Tokyo Broadcasting System, Inc.                        1,900           53,193
                                                                    ---------
Total Media                                                           114,917
-----------------------------------------------------------------------------
Metal Fabricate/Hardware - 0.3%
NSK Ltd.                                               8,000           70,113
NTN Corp.                                              8,000           71,295
                                                                    ---------
Total Metal Fabricate/Hardware                                        141,408
-----------------------------------------------------------------------------
Mining - 1.0%
Dowa Mining Co., Ltd                                   8,000          101,204
Mitsubishi Materials Corp.                            16,000           99,326
Mitsui Mining & Smelting Co., Ltd.                    14,000           60,253
Sumitomo Metal Mining Co., Ltd.                        8,000          194,062
                                                                    ---------
Total Mining                                                          454,845
-----------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.4%
Fuji Photo Film Co., Ltd.                              4,000          184,672
Kawasaki Heavy Industries Ltd.                        24,000           93,901
Mitsubishi Heavy Industries Ltd.                      32,000          208,946
Nikon Corp.                                            2,000           68,687
Olympus Corp.                                          2,000           82,076
                                                                    ---------
Total Miscellaneous Manufacturing                                     638,282
-----------------------------------------------------------------------------
Office Furnishings - 0.1%
Kokuyo Co., Ltd.                                       4,000           41,525
-----------------------------------------------------------------------------
Office/Business Equipment - 2.2%
Canon Inc.                                            13,200          719,594
Ricoh Co., Ltd.                                        8,000          169,021

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  47

WisdomTree Japan Total Dividend Fund

September 30, 2007

----------------------------------------------------------------------------
Investments                                         Shares      U.S. $ Value
----------------------------------------------------------------------------
Seiko Epson Corp.                                     2,400        $  59,366
                                                                   ---------
Total Office/Business Equipment                                      947,981
----------------------------------------------------------------------------
Oil & Gas - 1.7%
Cosmo Oil Co., Ltd.                                  16,000           76,234
Nippon Mining Holdings, Inc.                          8,000           80,268
Nippon Oil Corp.                                     24,000          222,649
Showa Shell Sekiyu K.K.                               9,600          123,281
TonenGeneral Sekiyu K.K.                             24,000          241,012
                                                                   ---------
Total Oil & Gas                                                      743,444
----------------------------------------------------------------------------
Packaging & Containers - 0.2%
Nihon Yamamura Glass Co., Ltd.                       15,000           36,256
Toyo Seikan Kaisha Ltd.                               3,200           60,236
                                                                   ---------
Total Packaging & Containers                                          96,492
----------------------------------------------------------------------------
Pharmaceuticals - 5.6%
Astellas Pharma, Inc.                                 7,200          344,929
Chugai Pharmaceutical Co., Ltd.                       6,400          105,558
Daiichi Sankyo Co., Ltd.                              6,700          200,974
Dainippon Sumitomo Pharma Co., Ltd.                   8,000           74,286
Eisai Co., Ltd.                                       4,800          226,614
Hisamitsu Pharmaceutical Co., Inc.                    2,200           59,679
Kyowa Hakko Kogyo Co., Ltd.                          14,000          143,999
Mediceo Paltac Holdings Co., Ltd.                     3,200           48,856
Shionogi & Co., Ltd.                                  2,000           30,796
Suzuken Co., Ltd.                                     1,700           57,201
Taisho Pharmaceutical Co., Ltd.                       6,000          117,898
Takeda Pharmaceutical Co., Ltd.                      14,000          983,524
Tanabe Seiyaku Co., Ltd.                              6,000           75,642
ZERIA Pharmaceutical Co., Ltd.                        1,000            9,190
                                                                   ---------
Total Pharmaceuticals                                              2,479,146
----------------------------------------------------------------------------
Real Estate - 1.4%
Daito Trust Construction Co., Ltd.                    1,600           77,068
Leopalace21 Corp.                                     1,600           52,445
Mitsubishi Estate Co., Ltd.                           4,000          114,420
Mitsui Fudosan Co., Ltd.                              2,000           55,471
Sumitomo Realty & Development Co., Ltd.               2,000           70,252
Tokyo Tatemono Co., Ltd.                              8,000          101,900
Tokyu Land Corp.                                      8,000           80,198
Urban Corp.                                           4,100           66,411
                                                                   ---------
Total Real Estate                                                    618,165
----------------------------------------------------------------------------
Retail - 3.0%
AEON Co., Ltd.                                        4,800           67,734
Aucnet, Inc.                                            900           18,076
Citizen Watch Co., Ltd.                               6,400           64,326
FamilyMart Co., Ltd.                                  2,400           62,496
Fast Retailing Co., Ltd.                              1,600           92,231
Isetan Co., Ltd.                                      3,200           43,097
Izumi Co., Ltd(a)                                     3,400           46,323
J Front Retailing Co., Ltd.*                         12,600          123,793
Konaka Co., Ltd.                                        800            6,072
Lawson, Inc.                                          2,400           75,747
Marui Co., Ltd.                                       4,800           52,918
Mitsukoshi Ltd.(a)                                   14,000           63,418
Nitori Co., Ltd.                                      1,200           56,653
Seven & I Holdings Co., Ltd.                          9,300          238,938
Shimamura Co., Ltd.                                     800           74,773
Takashimaya Co., Ltd.                                 8,000           88,684
UNY Co., Ltd.                                         8,000           69,626
Yamada Denki Co., Ltd.                                  800           79,085
                                                                   ---------
Total Retail                                                       1,323,990
----------------------------------------------------------------------------
Semiconductors - 0.5%
Shinko Electric Industries Co., Ltd.                  2,500           55,428
SUMCO Corp.                                           1,600           65,105
Tokyo Electron Ltd.                                   1,600          101,273
                                                                   ---------
Total Semiconductors                                                 221,806
----------------------------------------------------------------------------
Shipbuilding - 0.3%
Mitsui Engineering & Shipbuilding Co., Ltd.          24,000          135,843
----------------------------------------------------------------------------
Software - 1.4%
Konami Corp.                                          3,200           87,084
Nomura Research Institute Ltd.                        7,600          258,366
Oracle Corp. Japan                                    4,000          182,585
Square Enix Co., Ltd.                                 2,400           79,294
                                                                   ---------
Total Software                                                       607,329
----------------------------------------------------------------------------
Storage/Warehousing - 0.3%
Mitsubishi Logistics Corp.                            8,000          112,542
----------------------------------------------------------------------------
Telecommunications - 5.8%
Hikari Tsushin, Inc.                                  1,500           41,082
KDDI Corp.                                               22          162,970
Nippon Telegraph & Telephone Corp.                      211          985,150
NTT DoCoMo, Inc.                                        937        1,336,070
SOFTBANK CORP.                                        2,336           43,058
                                                                   ---------
Total Telecommunications                                           2,568,330
----------------------------------------------------------------------------
Textiles - 0.6%
Kuraray Co., Ltd.                                     4,000           50,602
Mitsubishi Rayon Co., Ltd.                            8,000           56,619
Teijin Ltd.                                           8,000           39,021
Toray Industries, Inc.                               16,000          126,870
                                                                   ---------
Total Textiles                                                       273,112
----------------------------------------------------------------------------
Transportation - 2.5%
Hankyu Holdings, Inc.                                16,000           81,659
Kawasaki Kisen Kaisha Ltd.                            1,000           14,668
Keihin Electric Express Railway Co., Ltd.             7,000           45,342
Keio Corp.                                            7,000           43,577
Keisei Electric Railway Co., Ltd.                     9,000           49,846
Kintetsu Corp.                                       16,000           49,663
Mitsui O.S.K. Lines Ltd.                              4,000           64,722
Nagoya Railroad Co., Ltd.                            15,000           43,820
Nippon Express Co., Ltd.                             16,000           79,433
Nippon Yusen K.K.                                    26,000          253,637
Odakyu Electric Railway Co., Ltd.                     7,000           45,098
Seino Holdings Corp.                                  7,000           64,574
Tobu Railway Co., Ltd.                               16,000           75,121

                       See Notes to Financial Statements.

48  WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Total Dividend Fund

September 30, 2007

--------------------------------------------------------------------------
Investments                                        Shares     U.S. $ Value
--------------------------------------------------------------------------
Tokyu Corp.                                        8,000       $    52,167
Yamato Holdings Co., Ltd.                          8,000           119,845
                                                               -----------
Total Transportation                                             1,083,172
--------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $43,567,672)                                             43,921,637
==========================================================================
SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
United States - 0.0%
Columbia Cash Reserves Fund, 4.99%(b)
(Cost: $3,296)                                     3,296             3,296
==========================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.8%
MONEY MARKET FUNDS(c) - 0.8%
UBS Enhanced Yield Portfolio, 5.38%              122,680           122,680
UBS Private Money Market Fund LLC, 5.21%         213,585           213,585
                                                               -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $336,265)(d)                                                336,265
==========================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.2%
(Cost: $43,907,233)(e)                                          44,261,198
Liabilities in Excess of Foreign Currency and
Other Assets - (0.2)%                                              (80,731)
                                                               -----------
NET ASSETS - 100.0%                                            $44,180,467
==========================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Rate shown represents annualized 7-day yield as of September 30, 2007.

(c)   Interest rates shown reflect yields as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $318,544 and the total market value of the collateral held by the Fund was $336,265.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  49

Schedule of Investment (unaudited)

WisdomTree Japan High-Yielding Equity Fund

September 30, 2007

-------------------------------------------------------------------------------
Investments                                             Shares      U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
Agriculture - 0.1%
Hokuto Corp.                                              1,600       $  26,320
Nosan Corp.                                               7,000          18,198
                                                                      ---------
Total Agriculture                                                        44,518
-------------------------------------------------------------------------------
Apparel - 0.2%
Daidoh Ltd.                                               1,600          20,436
Japan Vilene Co., Ltd.                                    8,000          45,489
Onward Holdings Co., Ltd.                                 2,000          20,206
                                                                      ---------
Total Apparel                                                            86,131
-------------------------------------------------------------------------------
Auto Manufacturers - 15.2%
Fuji Heavy Industries Ltd.                               19,000          83,424
Honda Motor Co., Ltd.                                    98,100       3,292,317
Kanto Auto Works Ltd.                                     2,400          32,344
Nippon Sharyo Ltd.                                       20,000          44,864
Nissan Motor Co., Ltd.                                  321,200       3,214,373
Shinmaywa Industries Ltd.                                 6,000          28,640
Toyota Auto Body Co., Ltd.                                4,000          66,183
                                                                      ---------
Total Auto Manufacturers                                              6,762,145
-------------------------------------------------------------------------------
Auto Parts & Equipment - 1.4%
Bosch Corp.                                              21,000         101,882
Koito Manufacturing Co., Ltd.                             4,000          48,724
Nifco, Inc.                                               2,600          62,166
Riken Corp.                                              12,000          60,305
Sanden Corp.                                             18,000         100,317
Sumitomo Rubber Industries, Inc.                         16,100         202,134
Toyo Tire & Rubber Co., Ltd.                              8,000          46,603
                                                                      ---------
Total Auto Parts & Equipment                                            622,131
-------------------------------------------------------------------------------
Banks - 0.6%
Ehime Bank Ltd. (The)                                    13,000          44,420
Eighteenth Bank Ltd. (The)                               11,000          44,090
Hokuetsu Bank Ltd. (The)                                 16,000          37,143
Kiyo Holdings, Inc.                                      55,000          79,860
Shonai Bank Ltd. (The)                                   15,000          41,603
                                                                      ---------
Total Banks                                                             247,116
-------------------------------------------------------------------------------
Beverages - 0.5%
Coca-Cola West Japan Co., Ltd.                            6,000         140,852
Mercian Corp.                                            21,000          46,011
Mikuni Coca-Cola Bottling Co., Ltd.                       2,400          26,793
                                                                      ---------
Total Beverages                                                         213,656
-------------------------------------------------------------------------------
Building Materials - 1.4%
Asahi Organic Chemicals Industry Co., Ltd.               13,000          48,150
Bunka Shutter Co., Ltd.                                   2,000           9,303
Central Glass Co., Ltd.                                   8,000          40,273
Cleanup Corp.(a)                                          7,700          53,357
JS Group Corp.                                           18,600         323,114
PanaHome Corp.(a)                                         8,000          50,637
Sankyo-Tateyama Holdings, Inc.(a)                        16,000          22,397
Sanwa Shutter Corp.                                      16,000          89,588
                                                                      ---------
Total Building Materials                                                636,819
-------------------------------------------------------------------------------
Chemicals - 1.3%
Aica Kogyo Co., Ltd.                                      2,400          26,230
Air Water, Inc.                                           4,000          44,516
Arisawa Manufacturing Co., Ltd.                           5,400          47,514
Earth Chemical Co., Ltd.                                    800          19,824
Gun-Ei Chemical Industry Co., Ltd.(a)                    20,000          48,863
Kaneka Corp.                                              6,000          50,393
Koatsu Gas Kogyo Co., Ltd.                                2,000          12,590
Nippon Chemical Industrial Co., Ltd.                     16,000          46,324
Nippon Kayaku Co., Ltd.                                   7,000          58,184
Nippon Shokubai Co., Ltd.                                 3,000          29,161
NOF Corp.                                                 8,000          34,569
Sakata INX Corp.                                          8,000          42,151
Sanyo Chemical Industries Ltd.                            6,000          37,299
Toagosei Co., Ltd.                                       10,000          37,213
Toyo Ink Manufacturing Co., Ltd.                         10,000          33,822
Yushiro Chemical Industry Co., Ltd.                         800          14,120
                                                                      ---------
Total Chemicals                                                         582,773
-------------------------------------------------------------------------------
Commercial Services - 2.5%
Dai Nippon Printing Co., Ltd.                            36,000         513,951
Kyodo Printing Co., Ltd.                                 18,000          55,245
Meitec Corp.                                              1,800          52,741
Nippon Parking Development Co., Ltd.                        762          41,076
Nomura Co., Ltd.                                          9,000          54,462
Toppan Forms Co., Ltd.                                    4,000          40,308
Toppan Printing Co., Ltd.                                37,000         380,568
                                                                      ---------
Total Commercial Services                                             1,138,351
-------------------------------------------------------------------------------
Computers - 0.2%
DTS Corp.                                                 3,000          56,472
Hitachi Systems & Services Ltd.                             800          15,650
Information Services International-Dentsu Ltd.              700           7,163
NEC Fielding Ltd.                                         2,400          27,711
                                                                      ---------
Total Computers                                                         106,996
-------------------------------------------------------------------------------
Cosmetics/Personal Care - 2.1%
Aderans Co., Ltd.                                         2,900          60,640
Kao Corp.                                                28,000         835,021
Mandom Corp.                                              1,600          39,091
                                                                      ---------
Total Cosmetics/Personal Care                                           934,752
-------------------------------------------------------------------------------
Distribution/Wholesale - 1.1%
Advan Co., Ltd.                                             800           6,844
Doshisha Co., Ltd.                                          800          13,250
Hakuto Co., Ltd.                                          1,600          23,371
Hanwa Co., Ltd.                                          16,000          80,964
Impact 21 Co., Ltd.                                         800          18,050
Inaba Denki Sangyo Co., Ltd.                                900          32,709
Itochu Enex Co., Ltd.                                     4,000          27,057
Japan Pulp & Paper Co., Ltd.                              8,000          30,535
Mitsuuroko Co., Ltd.                                      2,700          19,132
Ryoden Trading Co., Ltd.                                  5,000          38,995
Ryoyo Electro Corp.                                       5,100          73,652
San-Ai Oil Co., Ltd.                                      2,000           9,321

                       See Notes to Financial Statements.

50  WisdomTree International Dividend Funds

WisdomTree Japan High-Yielding Equity Fund

September 30, 2007

-----------------------------------------------------------------------------
Investments                                         Shares       U.S. $ Value
-----------------------------------------------------------------------------
Sankyo Seiko Co., Ltd.                                 11,800       $  43,808
Sinanen Co., Ltd.                                      11,000          55,949
                                                                    ---------
Total Distribution/Wholesale                                          473,637
-----------------------------------------------------------------------------
Diversified Financial Services - 9.1%
Daiwa Securities Group, Inc.                          109,000       1,036,787
Ichiyoshi Securities Co., Ltd.                          2,400          25,437
Iwai Securities Co., Ltd.                               2,800          32,451
Kyokuto Securities Co., Ltd.                            3,900          36,452
Nomura Holdings, Inc.                                 144,200       2,414,721
Okasan Holdings, Inc.                                  18,000         104,386
OMC Card, Inc.(a)                                      13,400          53,127
SFCG Co., Ltd.                                            120          16,787
Shinko Securities Co., Ltd.                            55,000         254,402
Takagi Securities Co., Ltd.                            12,000          39,125
Tokai Tokyo Securities Co., Ltd.                        9,000          45,777
Toyo Securities Co., Ltd.                              11,000          38,734
                                                                    ---------
Total Diversified Financial Services                                4,098,186
-----------------------------------------------------------------------------
Electric - 11.8%
Chubu Electric Power Co., Inc.                         44,800       1,158,805
Chugoku Electric Power Co., Inc. (The)(a)              20,700         420,245
Hokkaido Electric Power Co., Inc.                      11,100         239,825
Hokuriku Electric Power Co.                            11,500         224,471
Kansai Electric Power Co., Inc. (The)                  65,200       1,488,066
Kyushu Electric Power Co., Inc.                        30,300         800,869
Shikoku Electric Power Co., Inc.                       13,000         326,088
Tohoku Electric Power Co., Inc. (The)                  26,900         574,182
                                                                    ---------
Total Electric                                                      5,232,551
-----------------------------------------------------------------------------
Electrical Components & Equipment - 0.1%
Sumida Corp.                                            1,800          30,127
-----------------------------------------------------------------------------
Electronics - 2.0%
Eizo Nanao Corp.                                          800          26,292
Hoya Corp.                                             19,800         674,835
Idec Corp.                                              1,600          20,032
Kaga Electronics Co., Ltd.                                800          12,381
Nidec Copal Electronics Corp.                           2,400          13,563
Nitto Kogyo Corp.                                       1,600          24,623
Ryosan Co., Ltd.                                        2,400          59,992
Sanshin Electronics Co., Ltd.                           1,600          22,522
Teikoku Tsushin Kogyo Co., Ltd.                        11,000          47,055
                                                                    ---------
Total Electronics                                                     901,295
-----------------------------------------------------------------------------
Engineering & Construction - 1.7%
Airport Facilities Co., Ltd.                            2,400          16,506
Asunaro Aoki Construction Co., Ltd.                     6,000          32,865
Hitachi Plant Technologies Ltd.(a)                      8,000          45,351
Kyudenko Corp.                                          9,000          50,628
Maeda Corp.                                            13,000          50,185
Nippon Koei Co., Ltd.                                  18,000          50,706
Nishimatsu Construction Co., Ltd.                      16,000          48,272
Okumura Corp.                                           8,000          40,690
Taihei Dengyo Kaisha Ltd.                               8,000          58,705
Taikisha Ltd.                                           2,400          32,406
Taisei Corp.(a)                                        57,000         165,032
Takasago Thermal Engineering Co., Ltd.                  3,000          32,578
TOA CORP.(a)                                           11,000          12,338
Toenec Corp.                                            5,000          24,649
Tsukishima Kikai Co., Ltd.                              5,000          45,385
Yurtec Corp.                                           10,000          58,340
                                                                    ---------
Total Engineering & Construction                                      764,636
-----------------------------------------------------------------------------
Entertainment - 0.1%
Avex Group Holdings, Inc.(a)                            4,600          60,032
-----------------------------------------------------------------------------
Food - 0.6%
Morinaga & Co., Ltd.(a)                                15,000          32,996
Nippon Beet Sugar Manufacturing Co., Ltd.              21,000          49,298
Nisshin Seifun Group, Inc.                              1,500          14,098
Nissin Food Products Co., Ltd.                            195           6,951
Showa Sangyo Co., Ltd.(a)                              21,000          50,942
Starzen Co., Ltd.                                      19,000          43,281
Tokyu Store Chain Co., Ltd.                            11,000          47,533
Yokohama Reito Co., Ltd.                                5,000          38,734
                                                                    ---------
Total Food                                                            283,833
-----------------------------------------------------------------------------
Forest Products & Paper - 1.1%
Chuetsu Pulp & Paper Co., Ltd.                         26,000          54,480
Daiken Corp.                                           20,000          57,036
Hokuetsu Paper Mills Ltd.                               8,000          41,108
OJI Paper Co., Ltd.                                    73,000         352,893
                                                                    ---------
Total Forest Products & Paper                                         505,517
-----------------------------------------------------------------------------
Gas - 0.2%
Saibu Gas Co., Ltd.                                    37,000          86,537
-----------------------------------------------------------------------------
Hand/Machine Tools - 0.3%
Hitachi Koki Co., Ltd.                                  7,600         130,835
OSG Corp.                                                 700           7,279
                                                                    ---------
Total Hand/Machine Tools                                              138,114
-----------------------------------------------------------------------------
Healthcare-Products - 0.4%
Nipro Corp.                                             4,000          78,946
Paramount Bed Co., Ltd.(a)                              4,400          58,991
Paris Miki, Inc.(a)                                     4,400          59,679
                                                                    ---------
Total Healthcare-Products                                             197,616
-----------------------------------------------------------------------------
Home Builders - 0.1%
Mitsui Home Co., Ltd.                                   4,000          23,127
Token Corp.                                               190           9,334
                                                                    ---------
Total Home Builders                                                    32,461
-----------------------------------------------------------------------------
Home Furnishings - 0.2%
France Bed Holdings Co., Ltd.                          33,000          47,628
TOA Corp.                                               5,000          40,169
                                                                    ---------
Total Home Furnishings                                                 87,797
-----------------------------------------------------------------------------
Housewares - 0.1%
Sangetsu Co., Ltd.                                      2,600          56,514
-----------------------------------------------------------------------------
Insurance - 0.1%
Fuji Fire & Marine Insurance Co., Ltd. (The)           17,000          57,940
-----------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  51

WisdomTree Japan High-Yielding Equity Fund

September 30, 2007

-------------------------------------------------------------------
Investments                                Shares      U.S. $ Value
-------------------------------------------------------------------
Internet - 2.1%
Matsui Securities Co., Ltd.                  23,800       $ 182,098
SBI Holdings, Inc.                            1,150         301,461
Trend Micro, Inc.                            10,500         453,723
                                                          ---------
Total Internet                                              937,282
-------------------------------------------------------------------
Iron/Steel - 13.0%
JFE Holdings, Inc.                           36,900       2,611,537
Kobe Steel Ltd.                             198,000         738,529
Nakayama Steel Works Ltd.(a)                 12,000          28,379
Nippon Steel Corp.                          310,000       2,229,013
Sanyo Special Steel Co., Ltd.                14,000         116,611
Topy Industries Ltd.                          8,000          21,354
Yodogawa Steel Works Ltd.                    10,000          49,646
                                                          ---------
Total Iron/Steel                                          5,795,069
-------------------------------------------------------------------
Leisure Time - 1.5%
Daikoku Denki Co., Ltd.                       3,200          43,125
Heiwa Corp.                                   3,200          37,616
Sankyo Co., Ltd.                              6,900         278,964
Sega Sammy Holdings, Inc.(a)                 24,300         323,253
                                                          ---------
Total Leisure Time                                          682,958
-------------------------------------------------------------------
Machinery-Diversified - 1.0%
Amada Co., Ltd.                              23,000         256,766
Daifuku Co., Ltd.                            10,500         119,776
Furukawa Co., Ltd.                            3,000           6,599
Max Co., Ltd.                                 1,000          14,789
Nitto Kohki Co., Ltd.                           800          18,502
Tokyo Kikai Seisakusho Ltd.(a)                6,000          17,372
Tori Holdings Co., Ltd.                     190,000          33,039
                                                          ---------
Total Machinery-Diversified                                 466,843
-------------------------------------------------------------------
Metal Fabricate/Hardware - 0.1%
Kitz Corp.                                    4,000          36,309
Oiles Corp.                                      60           1,296
Onoken Co., Ltd.                                400           5,540
                                                          ---------
Total Metal Fabricate/Hardware                               43,145
-------------------------------------------------------------------
Mining - 0.3%
Mitsui Mining & Smelting Co., Ltd.           36,000         154,936
-------------------------------------------------------------------
Miscellaneous Manufacturing - 0.4%
Amano Corp.                                   3,200          38,645
Kureha Corp.                                  8,000          35,195
Mitsuboshi Belting Co., Ltd.                  1,739           9,117
Nippon Valqua Industries Ltd.                 6,000          20,658
Okamoto Industries, Inc.                      8,000          28,031
Sekisui Plastics Co., Ltd.                   13,000          42,613
                                                          ---------
Total Miscellaneous Manufacturing                           174,259
-------------------------------------------------------------------
Office/Business Equipment - 0.0%
Canon Inc.                                       50           2,726
-------------------------------------------------------------------
Oil & Gas - 3.1%
Nippon Mining Holdings, Inc.                 53,500         536,791
Showa Shell Sekiyu K.K.                      23,700         304,351
TonenGeneral Sekiyu K.K.                     55,000         552,319
                                                          ---------
Total Oil & Gas                                           1,393,461
-------------------------------------------------------------------
Packaging & Containers - 0.1%
Nihon Yamamura Glass Co., Ltd.               20,000          48,342
-------------------------------------------------------------------
Pharmaceuticals - 7.6%
Astellas Pharma, Inc.                        25,400       1,216,834
Daiichi Sankyo Co., Ltd.                     37,400       1,121,854
Eisai Co., Ltd.                              18,200         859,244
Kaken Pharmaceutical Co., Ltd.                6,000          43,455
Kyorin Co., Ltd.                              3,000          42,907
Seikagaku Corp.                               5,200          59,950
SSP Co., Ltd.(a)                             16,000          74,286
                                                          ---------
Total Pharmaceuticals                                     3,418,530
-------------------------------------------------------------------
Real Estate - 0.2%
Arnest One Corp.                              3,100          17,600
Iida Home Max(a)                              1,600          20,491
Touei Housing Corp.(a)                        4,700          45,441
Urban Corp.                                      59             956
                                                          ---------
Total Real Estate                                            84,488
-------------------------------------------------------------------
Retail - 2.1%
Arcs Co., Ltd.                                2,475          34,904
Best Denki Co., Ltd.                          8,000          56,480
Circle K Sunkus Co. Ltd.                      3,110          48,266
Gulliver International Co., Ltd.                110           5,203
Kojima Co., Ltd.(a)                           6,000          36,308
Konaka Co., Ltd.                              4,900          37,193
Lawson, Inc.                                  7,100         224,083
Marui Co., Ltd.                              33,500         369,325
Ministop Co., Ltd.                            1,600          28,518
MOS Food Services, Inc.                       3,800          52,103
Plenus Co., Ltd.                              1,600          26,125
Seiko Holdings Corp.                          4,000          23,580
                                                          ---------
Total Retail                                                942,088
-------------------------------------------------------------------
Software - 1.9%
Koei Co., Ltd.(a)                             3,200          61,209
Konami Corp.                                  7,700         209,547
NEC Mobiling Ltd.                               900          14,296
Oracle Corp. Japan                           12,000         547,755
Trans Cosmos, Inc.                            2,200          36,018
                                                          ---------
Total Software                                              868,825
-------------------------------------------------------------------
Telecommunications - 9.1%
Denki Kogyo Co., Ltd.                         3,000          20,710
NTT DoCoMo, Inc.                              2,783       3,968,283
Uniden Corp.                                 13,000          86,015
                                                          ---------
Total Telecommunications                                  4,075,008
-------------------------------------------------------------------
Textiles - 0.7%
Teijin Ltd.                                  50,000         243,882
Toyobo Co., Ltd.                             26,000          60,809
                                                          ---------
Total Textiles                                              304,691
-------------------------------------------------------------------

                       See Notes to Financial Statements.

52  WisdomTree International Dividend Funds

Schedule of Investment (unaudited) (concluded)

WisdomTree Japan High-Yielding Equity Fund

September 30, 2007

---------------------------------------------------------------------------------
Investments                                              Shares      U.S. $ Value
---------------------------------------------------------------------------------
Transportation - 1.6%
Maruzen Showa Unyu Co., Ltd.                               4,000      $    13,737
Nippon Yusen K.K.(a)                                      69,000          673,113
Senko Co., Ltd.(a)                                         8,000           26,431
                                                                      -----------
Total Transportation                                                      713,281
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $49,126,856)(a)                                                 44,488,113
=================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 4.5%
MONEY MARKET FUND(b) - 4.5%
AIM Liquid Assets Portfolio, 5.11%                            43               43
AIM Prime Portfolio, 5.08%                                   178              178
UBS Enhanced Yield Portfolio, 5.38%                      309,333          309,333
UBS Private Money Market Fund LLC, 5.21%               1,723,601        1,723,601
                                                                      -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $2,033,155)(c)                                                   2,033,155
=================================================================================
TOTAL INVESTMENTS IN SECURITIES - 103.8%
(Cost: $51,160,011)(d)                                                 46,521,268
Liabilities in Excess of Foreign Currency and Other
Assets - (3.8)%                                                        (1,712,960)
                                                                      -----------
NET ASSETS - 100.0%                                                   $44,808,308
=================================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Interest rates shown reflect yields as of September 30, 2007.

(c) At September 30, 2007, the total market value of the Fund's securities on loan was $1,899,274 and the total market value of the collateral held by the Fund was $2,033,155.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  53

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund

September 30, 2007

---------------------------------------------------------------------------
Investments                                        Shares      U.S. $ Value
---------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Advertising - 0.4%
Asatsu-DK, Inc.                                       6,400       $ 205,886
Moshi Moshi Hotline, Inc.                             1,800          88,267
                                                                  ---------
Total Advertising                                                   294,153
---------------------------------------------------------------------------
Aerospace/Defense - 0.2%
Japan Aviation Electronics Industry Ltd.             11,000         172,056
---------------------------------------------------------------------------
Agriculture - 0.4%
Hokuto Corp.                                         10,100         166,145
Nosan Corp.                                          28,000          72,791
Sakata Seed Corp.                                     3,300          44,386
                                                                  ---------
Total Agriculture                                                   283,322
---------------------------------------------------------------------------
Apparel - 2.4%
Daidoh Ltd.                                           9,200         117,505
Gunze Ltd.                                           35,000         172,238
Japan Vilene Co., Ltd.                               22,000         125,097
Japan Wool Textile Co., Ltd. (The)                   16,000         129,096
Onward Kashiyama Co., Ltd.                           42,000         424,327
Sanei-International Co., Ltd.                           800          15,998
Sanyo Shokai Ltd.                                    52,000         382,037
Tokyo Style Co., Ltd.                                18,000         186,863
Wacoal Holdings Corp.                                28,000         343,503
                                                                  ---------
Total Apparel                                                     1,896,664
---------------------------------------------------------------------------
Auto Manufacturers - 1.3%
Kanto Auto Works Ltd.                                15,300         206,191
Nippon Sharyo Ltd.                                   37,000          82,998
Nissan Shatai Co., Ltd.                              34,000         208,999
Shinmaywa Industries Ltd.(a)                         22,000         105,012
Toyota Auto Body Co., Ltd.                           24,000         397,096
                                                                  ---------
Total Auto Manufacturers                                          1,000,296
---------------------------------------------------------------------------
Auto Parts & Equipment - 5.1%
Aisan Industry Co., Ltd.                              9,600         116,437
Akebono Brake Industry Co., Ltd.(a)                  12,000          76,894
Bosch Corp.                                         137,000         664,660
Calsonic Kansei Corp.                                37,000         144,442
Exedy Corp.                                           4,800         149,407
FCC Co., Ltd.                                         6,100         109,786
Futaba Industrial Co., Ltd.                           9,100         234,196
Kayaba Industry Co., Ltd.                            48,000         230,370
Keihin Corp.                                          8,000         151,980
Koito Manufacturing Co., Ltd.                        39,000         475,059
Musashi Seimitsu Industry Co., Ltd.                   4,800         152,328
Nifco, Inc.                                          18,800         449,507
Nissin Kogyo Co., Ltd.                                9,300         267,643
Press Kogyo Co., Ltd.                                16,000          66,357
Riken Corp.                                          19,000          95,483
Sanden Corp.                                         37,000         206,208
Showa Corp.                                           9,600         114,267
Toyo Tire & Rubber Co., Ltd.                         60,000         349,520
                                                                  ---------
Total Auto Parts & Equipment                                      4,054,544
---------------------------------------------------------------------------
Banks - 6.9%
Akita Bank Ltd. (The)                                26,000         113,481
Aomori Bank Ltd. (The)                               32,000         118,245
Awa Bank Ltd. (The)                                  33,000         162,683
Bank of Ikeda Ltd. (The)                              3,400         146,329
Bank of Iwate Ltd. (The)                              2,000         118,245
Bank of Nagoya Ltd. (The)                            21,000         140,773
Bank of Okinawa Ltd. (The)                            3,500         114,116
Bank of Saga Ltd. (The)                              32,000         111,012
Chukyo Bank Ltd. (The)                               44,000         130,070
Daisan Bank Ltd. (The)                               35,000         113,507
Daishi Bank Ltd. (The)                               75,000         301,918
Ehime Bank Ltd. (The)                                32,000         109,342
Eighteenth Bank Ltd. (The)                           20,000          80,163
Fukui Bank Ltd. (The)                                44,000         127,775
Higo Bank Ltd. (The)                                 30,000         199,800
Hokkoku Bank Ltd. (The)                              62,000         273,843
Hokuetsu Bank Ltd. (The)                             90,000         208,929
Hyakugo Bank Ltd. (The)                              34,000         196,287
Hyakujushi Bank Ltd. (The)                           42,000         206,321
Kagoshima Bank Ltd. (The)                            22,000         156,849
Keiyo Bank Ltd. (The)                                41,000         227,431
Kiyo Holdings, Inc.                                 160,000         232,318
Michinoku Bank Ltd. (The)                            22,000          67,904
Mie Bank Ltd. (The)                                  18,000          88,423
Miyazaki Bank Ltd. (The)                             19,000          72,851
Musashino Bank Ltd. (The)                             4,400         208,495
Ogaki Kyoritsu Bank Ltd. (The)                       42,000         229,327
Oita Bank Ltd. (The)                                 14,000          78,512
San-In Godo Bank Ltd. (The)                          17,000         134,504
Shiga Bank Ltd. (The)                                28,000         192,566
Shikoku Bank Ltd. (The)                              32,000         124,366
Shonai Bank Ltd. (The)                               40,000         110,942
Tochigi Bank Ltd. (The)                              13,000          72,564
Toho Bank Ltd. (The)                                 32,000         119,080
Tokyo Tomin Bank Ltd. (The)                           6,400         187,523
Yamagata Bank Ltd. (The)                             20,000         108,508
Yamanashi Chuo Bank Ltd. (The)                       17,000          95,335
                                                                  ---------
Total Banks                                                       5,480,337
---------------------------------------------------------------------------
Beverages - 1.2%
Asahi Soft Drinks Co., Ltd.                           2,500          37,604
Coca-Cola West Japan Co., Ltd.                       18,600         436,638
Kagome Co., Ltd.(a)                                   9,300         165,761
Mercian Corp.                                        32,000          70,113
Mikuni Coca-Cola Bottling Co., Ltd.                   4,300          48,004
Takara Holdings, Inc.                                34,000         199,539
                                                                  ---------
Total Beverages                                                     957,659
---------------------------------------------------------------------------
Building Materials - 3.2%
Asahi Organic Chemicals Industry Co., Ltd.           22,000          81,485
Bunka Shutter Co., Ltd.                              18,000          83,728
Central Glass Co., Ltd.                              48,000         241,638
Chofu Seisakusho Co., Ltd.                            6,000         104,334

                       See Notes to Financial Statements.

54  WisdomTree International Dividend Funds

WisdomTree Japan SmallCap Dividend Fund

September 30, 2007

-------------------------------------------------------------------------------
Investments                                             Shares     U.S. $ Value
-------------------------------------------------------------------------------
Cleanup Corp.                                           12,800        $  88,698
Fujitec Co., Ltd.                                       18,000          118,628
Nice Corp.                                              18,000           56,027
Nichias Corp.                                           27,000          275,365
Nichiha Corp.                                            4,800           52,000
PanaHome Corp.                                          43,000          272,173
Rinnai Corp.                                             6,400          190,862
Sankyo-Tateyama Holdings, Inc.                          96,000          134,382
Sanwa Shutter Corp.                                     91,000          509,535
Sumitomo Osaka Cement Co., Ltd.                         70,000          172,238
Takara Standard Co., Ltd.                               32,000          178,342
                                                                      ---------
Total Building Materials                                              2,559,435
-------------------------------------------------------------------------------
Chemicals - 7.8%
ADEKA Corp.                                             16,000          167,630
Aica Kogyo Co., Ltd.                                    15,800          172,678
Air Water, Inc.                                         53,000          589,836
Arisawa Manufacturing Co., Ltd.(a)                      11,300           99,427
Daicel Chemical Industries Ltd.                          4,000           31,613
Dainichiseika Color & Chemicals Manufacturing
Co., Ltd.                                               19,000           89,041
Denki Kagaku Kogyo K.K.                                 97,000          543,973
Earth Chemical Co., Ltd.                                 4,800          118,941
Gun-Ei Chemical Industry Co., Ltd.                      19,000           46,420
Kansai Paint Co., Ltd.                                  49,000          375,334
Koatsu Gas Kogyo Co., Ltd.                              16,000          100,717
Lintec Corp.                                             6,400          125,479
Nihon Parkerizing Co., Ltd.                             12,000          142,625
Nippon Chemical Industrial Co., Ltd.                    45,000          130,287
Nippon Kayaku Co., Ltd.                                 77,000          640,022
Nippon Paint Co., Ltd.(a)                               63,000          325,366
Nippon Shokubai Co., Ltd.                               27,000          262,453
Nissan Chemical Industries Ltd.                         14,000          172,604
NOF Corp.                                               42,000          181,489
Sakata INX Corp.                                        22,000          115,915
Sanyo Chemical Industries Ltd.                          29,000          180,281
Sumitomo Bakelite Co., Ltd.                             35,000          201,148
Sumitomo Seika Chemicals Co., Ltd.                      16,000           74,842
Taiyo Ink Manufacturing Co., Ltd.                        4,700          135,669
Takasago International Corp.                            22,000          126,436
Toagosei Co., Ltd.(a)                                   64,000          238,160
Tokai Carbon Co., Ltd.                                  28,000          316,967
Tokyo Ohka Kogyo Co., Ltd.                               6,400          138,278
Toyo Ink Manufacturing Co., Ltd.                        75,000          253,663
Yushiro Chemical Industry Co., Ltd.(a)                   6,100          107,664
                                                                      ---------
Total Chemicals                                                       6,204,958
-------------------------------------------------------------------------------
Commercial Services - 2.8%
Kamigumi Co., Ltd.                                      23,000          192,975
Kyodo Printing Co., Ltd.                                44,000          135,043
Meitec Corp.                                            12,300          360,396
Nichii Gakkan Co.(a)                                     4,800           82,716
Nippon Parking Development Co., Ltd.                     1,458           78,595
Nissha Printing Co., Ltd.(a)                            11,400          331,052
Nomura Co., Ltd.                                        16,000           96,822
Sohgo Security Services Co., Ltd.(a)                    21,300          345,571
TIS, Inc.                                                6,400          124,645
TKC Corp.                                                4,000           72,165
Toppan Forms Co., Ltd.                                  25,700          258,978
Zenrin Co., Ltd.                                         5,000          125,201
                                                                      ---------
Total Commercial Services                                             2,204,159
-------------------------------------------------------------------------------
Computers - 1.3%
Hitachi Information Systems Ltd.                         8,400          180,029
Hitachi Systems & Services Ltd.                          4,300           84,119
Information Services International-Dentsu Ltd.           8,000           81,868
NEC Fielding Ltd.                                       16,600          191,669
NS Solutions Corp.                                       6,900          190,775
Obic Co., Ltd.                                             860          166,594
Roland DG Corp.                                          3,200          151,632
                                                                      ---------
Total Computers                                                       1,046,686
-------------------------------------------------------------------------------
Cosmetics/Personal Care - 1.5%
Aderans Co., Ltd.(a)                                    14,300          299,018
Fancl Corp.(a)                                           9,200          119,664
KOSE Corp.                                               7,500          198,887
Lion Corp.(a)                                           60,000          281,702
Mandom Corp.                                             8,000          195,453
T. Hasegawa Co., Ltd.(a)                                 7,100          133,648
                                                                      ---------
Total Cosmetics/Personal Care                                         1,228,372
-------------------------------------------------------------------------------
Distribution/Wholesale - 4.0%
ABC-Mart, Inc.                                          13,600          295,022
Advan Co., Ltd.                                          4,800           41,066
Doshisha Co., Ltd.(a)                                    3,200           53,002
Fuji Electronics Co., Ltd.                               8,100          105,427
Hakuto Co., Ltd.                                        13,300          194,270
Hanwa Co., Ltd.                                         97,000          490,839
Impact 21 Co., Ltd.                                      6,400          144,399
Inaba Denki Sangyo Co., Ltd.                             6,400          232,596
Itochu Enex Co., Ltd.                                   26,600          179,931
Iwatani International Corp.(a)                          37,000          108,412
Japan Pulp & Paper Co., Ltd.                            34,000          129,774
Mitsuuroko Co., Ltd.                                    17,000          120,463
Nagase & Co., Ltd.                                      14,000          165,544
Ryoden Trading Co., Ltd.                                25,000          194,975
Ryoshoku Ltd.                                            4,500          105,247
Ryoyo Electro Corp.                                     13,200          190,629
San-Ai Oil Co., Ltd.                                    19,000           88,545
Sankyo Seiko Co., Ltd.                                  17,000           63,114
Sinanen Co., Ltd.                                       22,000          111,898
Trusco Nakayama Corp.(a)                                 8,000          138,417
                                                                      ---------
Total Distribution/Wholesale                                          3,153,570
-------------------------------------------------------------------------------
Diversified Financial Services - 3.4%
Century Leasing System, Inc.                            14,500          159,731
Cosmo Securities Co., Ltd.(a)                           75,000          110,855
Ichiyoshi Securities Co., Ltd.                          12,400          131,423
Kyokuto Securities Co., Ltd.                            11,600          108,421

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  55

WisdomTree Japan SmallCap Dividend Fund

September 30, 2007

--------------------------------------------------------------------------
Investments                                        Shares     U.S. $ Value
--------------------------------------------------------------------------
Okasan Holdings, Inc.(a)                            95,000       $ 550,928
OMC Card, Inc.(a)                                   69,400         275,150
SFCG Co., Ltd.                                       3,020         422,482
Takagi Securities Co., Ltd.                         34,000         110,855
Tokai Tokyo Securities Co., Ltd.                   137,000         696,823
Tokyo Leasing Co., Ltd.                              8,000          76,860
Toyo Securities Co., Ltd.                           26,000          91,553
                                                                 ---------
Total Diversified Financial Services                             2,735,081
--------------------------------------------------------------------------
Electric - 0.1%
Okinawa Electric Power Co., Inc. (The)               1,000          63,557
--------------------------------------------------------------------------
Electrical Components & Equipment - 1.4%
Hitachi Cable Ltd.                                  70,000         433,335
Nippon Signal Co., Ltd. (The)                        7,900          49,111
SMK Corp.                                           16,000         131,322
Sumida Corp.                                         4,800          80,337
Toshiba TEC Corp.                                   64,000         395,079
                                                                 ---------
Total Electrical Components & Equipment                          1,089,184
--------------------------------------------------------------------------
Electronics - 5.2%
Alps Electric Co., Ltd.                             10,300         123,763
Anritsu Corp.(a)                                    18,000          75,747
CMK Corp.                                            4,800          51,332
Cosel Co., Ltd.(a)                                   5,900          87,616
Dainippon Screen Manufacturing Co., Ltd.            50,000         300,830
Eizo Nanao Corp.                                     4,800         157,753
Horiba Ltd.                                          3,700         155,380
Idec Corp.(a)                                        9,600         120,193
Kaga Electronics Co., Ltd.                           6,800         105,238
Minebea Co., Ltd.                                   89,000         608,217
Nichicon Corp.                                      13,700         173,670
Nidec Copal Corp.                                   11,200         127,274
Nidec Copal Electronics Corp.(a)                     9,300          52,558
Nippon Chemi-Con Corp.                              16,000         141,616
Nitto Kogyo Corp.                                    8,000         123,114
Ryosan Co., Ltd.                                    16,800         419,945
Sanshin Electronics Co., Ltd.                        8,000         112,611
Sanyo Denki Co., Ltd.                               13,000          69,513
Sodick Co., Ltd.                                     7,400          49,670
Star Micronics Co., Ltd.                             6,300         195,001
Tokyo Seimitsu Co., Ltd.                             3,200          66,496
ULVAC, Inc.(a)                                      10,200         329,905
Yamatake Corp.                                      13,600         455,245
                                                                 ---------
Total Electronics                                                4,102,687
--------------------------------------------------------------------------
Engineering & Construction - 5.1%
Airport Facilities Co., Ltd.                         4,300          29,573
COMSYS Holdings Corp.                               21,000         230,057
Hitachi Plant Technologies Ltd.(a)                  48,000         272,104
Japan Airport Terminal Co., Ltd.(a)                 10,200         245,211
Kandenko Co., Ltd.(a)                               36,000         229,744
Kyowa Exeo Corp.                                    16,000         167,630
Kyudenko Corp.                                      18,000         101,256
Maeda Corp.                                         37,000         142,834
Maeda Road Construction Co., Ltd.(a)                21,000         183,680
NEC Networks & System Integration Corp.              6,400          70,502
Nippo Corp.                                         16,000         127,844
Nippon Densetsu Kogyo Co., Ltd.                     16,000         116,020
Nippon Koei Co., Ltd.                               19,000          53,523
Nishimatsu Construction Co., Ltd.                   85,000         256,445
Okumura Corp.(a)                                    51,000         259,401
Sanki Engineering Co., Ltd.(a)                      16,000          96,544
Taikisha Ltd.(a)                                    12,700         171,483
Takasago Thermal Engineering Co., Ltd.              20,000         217,189
Takuma Co., Ltd.(a)                                 16,000          91,675
TOA CORP.*(a)                                       26,000          29,161
Toda Corp.                                          64,000         337,209
Toenec Corp.                                        14,000          69,017
Tokyu Construction Co., Ltd.                         5,400          26,996
Toshiba Plant Systems & Services Corp.              30,000         291,354
Tsukishima Kikai Co., Ltd.                          11,000          99,848
Yurtec Corp.                                        19,000         110,846
                                                                 ---------
Total Engineering & Construction                                 4,027,146
--------------------------------------------------------------------------
Entertainment - 0.6%
Avex Group Holdings, Inc.(a)                        12,900         168,351
RESORTTRUST, Inc.                                    7,860         167,089
Toei Co., Ltd.                                      16,000          82,911
Tokyotokeiba Co., Ltd.                              32,000          82,354
                                                                 ---------
Total Entertainment                                                500,705
--------------------------------------------------------------------------
Environmental Control - 0.2%
Asahi Pretec Corp.                                   4,800         156,501
--------------------------------------------------------------------------
Food - 5.5%
Ajinomoto Co., Inc.                                 14,250         178,412
Ariake Japan Co., Ltd.(a)                            5,100         104,869
Ezaki Glico Co., Ltd.(a)                            15,000         168,500
Fuji Oil Co., Ltd.                                  17,300         127,853
House Foods Corp.                                   21,300         371,312
Itoham Foods, Inc.                                  21,000          85,450
J-Oil Mills, Inc.                                   21,000          56,966
Kato Sangyo Co., Ltd.                                8,000         104,960
Katokichi Co., Ltd.                                 28,200         128,968
Maruha Group, Inc.                                  51,000          83,363
Meiji Dairies Corp.                                 36,000         203,139
Meiji Seika Kaisha Ltd.(a)                          74,000         371,881
Mitsui Sugar Co., Ltd.                              13,000          45,890
Morinaga & Co., Ltd.(a)                             67,000         147,381
Morinaga Milk Industry Co., Ltd.                    58,000         231,970
Nichirei Corp.                                      46,000         210,773
Nippon Beet Sugar Manufacturing Co., Ltd.           11,000          25,823
Nippon Flour Mills Co., Ltd.                        10,000          36,778
Nippon Suisan Kaisha Ltd.                           49,100         259,129
Nisshin Oillio Group Ltd. (The)(a)                  21,000          88,736
Nissin Food Products Co., Ltd.                         555          19,784
QP Corp.                                            28,500         260,431
Showa Sangyo Co., Ltd.                              50,000         121,289
Starzen Co., Ltd.                                   44,000         100,230

                       See Notes to Financial Statements.

56  WisdomTree International Dividend Funds

WisdomTree Japan SmallCap Dividend Fund

September 30, 2007

-----------------------------------------------------------------------------
Investments                                           Shares     U.S. $ Value
-----------------------------------------------------------------------------
Tokyu Store Chain Co., Ltd.                            14,000       $  60,496
Toyo Suisan Kaisha Ltd.                                15,000         281,702
Valor Co., Ltd.                                         3,600          39,000
Yamazaki Baking Co., Ltd.                              45,000         337,260
Yokohama Reito Co., Ltd.                               13,000         100,709
                                                                    ---------
Total Food                                                          4,353,054
-----------------------------------------------------------------------------
Forest Products & Paper - 1.1%
Chuetsu Pulp & Paper Co., Ltd.                         34,000          71,243
Daiken Corp.(a)                                        34,000          96,961
Daio Paper Corp.(a)                                    31,000         251,202
Hokuetsu Paper Mills Ltd.                              50,000         256,923
Rengo Co., Ltd.                                        32,000         215,624
                                                                    ---------
Total Forest Products & Paper                                         891,953
-----------------------------------------------------------------------------
Gas - 0.3%
Saibu Gas Co., Ltd.                                   111,000         259,610
-----------------------------------------------------------------------------
Hand/Machine Tools - 1.6%
Asahi Diamond Industrial Co., Ltd.                     16,000         113,655
Disco Corp.                                             2,600         144,903
Hitachi Koki Co., Ltd.                                 38,200         657,618
Hitachi Tool Engineering Ltd.                             500           6,304
Meidensha Corp.(a)                                     32,000         102,108
OSG Corp.                                              17,300         179,896
Union Tool Co.                                          1,800          77,625
                                                                    ---------
Total Hand/Machine Tools                                            1,282,109
-----------------------------------------------------------------------------
Healthcare-Products - 1.8%
Hogy Medical Co., Ltd.                                  1,900          89,371
Nihon Kohden Corp.                                     10,200         187,123
Nipro Corp.                                            25,024         493,889
Paramount Bed Co., Ltd.(a)                             10,900         146,136
Paris Miki, Inc.(a)                                    23,900         324,166
Sysmex Corp.                                            3,600         138,660
TOPCON Corp.(a)                                         4,600          81,989
                                                                    ---------
Total Healthcare-Products                                           1,461,334
-----------------------------------------------------------------------------
Home Builders - 0.1%
Mitsui Home Co., Ltd.                                  16,000          92,510
Token Corp.                                               220          10,807
                                                                    ---------
Total Home Builders                                                   103,317
-----------------------------------------------------------------------------
Home Furnishings - 1.8%
Alpine Electronics, Inc.                               13,600         200,071
Canon Electronics, Inc.                                 7,900         201,595
France Bed Holdings Co., Ltd.                          70,000         101,030
Hitachi Maxell Ltd.                                    18,500         199,452
Kenwood Corp.(a)                                       48,000          67,609
Nidec Sankyo Corp.                                     51,000         341,434
Noritz Corp.(a)                                        10,800         150,805
Toa Corp.(a)                                           24,000         192,810
                                                                    ---------
Total Home Furnishings                                              1,454,806
-----------------------------------------------------------------------------
Housewares - 0.7%
Noritake Co., Ltd.                                     32,000         152,467
Sangetsu Co., Ltd.(a)                                  16,900         367,343
                                                                    ---------
Total Housewares                                                      519,810
-----------------------------------------------------------------------------
Insurance - 0.5%
Fuji Fire & Marine Insurance Co., Ltd. (The)          110,000         374,908
-----------------------------------------------------------------------------
Internet - 0.9%
Matsui Securities Co., Ltd.(a)                         92,200         705,438
-----------------------------------------------------------------------------
Iron/Steel - 2.0%
Aichi Steel Corp.(a)                                   28,000         165,300
Godo Steel Ltd.                                        30,000         115,289
Mitsubishi Steel Manufacturing Co., Ltd.               15,000          73,164
Nakayama Steel Works Ltd.(a)                           37,000          87,502
Nippon Metal Industry Co., Ltd.(a)                     68,000         313,942
Sanyo Special Steel Co., Ltd.                          54,000         449,785
Topy Industries Ltd.                                   35,000          93,423
Yodogawa Steel Works Ltd.                              64,000         317,732
                                                                    ---------
Total Iron/Steel                                                    1,616,137
-----------------------------------------------------------------------------
Leisure Time - 0.7%
Daikoku Denki Co., Ltd.                                 3,000          40,430
Heiwa Corp.                                            20,300         238,625
HIS Co., Ltd.                                           3,200          60,097
Mars Engineering Corp.                                  3,800          69,713
Mizuno Corp.(a)                                        27,000         150,711
                                                                    ---------
Total Leisure Time                                                    559,576
-----------------------------------------------------------------------------
Machinery-Construction & Mining - 0.4%
Aichi Corp.                                             9,600         116,938
Tadano Ltd.                                            16,000         214,650
                                                                    ---------
Total Machinery-Construction & Mining                                 331,588
-----------------------------------------------------------------------------
Machinery-Diversified - 3.6%
Aida Engineering Ltd.                                  16,000         102,665
CKD Corp.                                               8,000          74,077
Daifuku Co., Ltd.                                      14,500         165,405
Ebara Corp.(a)                                        120,000         554,014
Furukawa Co., Ltd.                                     26,000          57,193
Komori Corp.                                           13,200         323,070
Makino Milling Machine Co., Ltd.                       14,000         147,529
Max Co., Ltd.                                          14,000         207,051
Miura Co., Ltd.                                         8,500         272,704
Nabtesco Corp.                                         14,000         228,109
Nippon Thompson Co., Ltd.                              12,000         106,630
Nitto Kohki Co., Ltd.                                   4,800         111,012
Sato Corp.                                              6,100         113,763
Tokyo Kikai Seisakusho Ltd.(a)                         19,000          55,010
Tori Holdings Co., Ltd.                               330,000          57,384
Toshiba Machine Co., Ltd.                              16,000         119,080
Tsubakimoto Chain Co.                                  29,000         192,636
                                                                    ---------
Total Machinery-Diversified                                         2,887,332
-----------------------------------------------------------------------------
Metal Fabricate/Hardware - 1.4%
Kitz Corp.                                             27,000         245,081
MISUMI Group, Inc.(a)                                   9,000         152,589
Nachi-Fujikoshi Corp.                                  37,000         147,981

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  57

WisdomTree Japan SmallCap Dividend Fund

September 30, 2007

---------------------------------------------------------------------
Investments                                   Shares     U.S. $ Value
---------------------------------------------------------------------
Oiles Corp.                                    5,660        $ 122,289
Onoken Co., Ltd.                               6,400           88,642
Ryobi Ltd.                                    27,000          175,360
Tocalo Co., Ltd.                               2,800           52,463
Toho Zinc Co., Ltd.                           13,000          119,810
                                                            ---------
Total Metal Fabricate/Hardware                              1,104,215
---------------------------------------------------------------------
Mining - 0.4%
Nippon Light Metal Co., Ltd.                  96,000          211,173
Sumitomo Light Metal Industries Ltd.          46,000           81,189
                                                            ---------
Total Mining                                                  292,362
---------------------------------------------------------------------
Miscellaneous Manufacturing - 1.8%
Amano Corp.(a)                                18,700          225,834
Bando Chemical Industries Ltd.                21,000          122,149
Kureha Corp.                                  48,000          211,172
Mitsuboshi Belting Co., Ltd.                  16,000           83,885
Nikkiso Co., Ltd.                             12,000           98,909
Nippon Valqua Industries Ltd.                 21,000           72,304
Okamoto Industries, Inc.                      32,000          112,125
Pentax Corp.                                  16,000           97,657
Sekisui Plastics Co., Ltd.                    37,000          121,280
Shin-Etsu Polymer Co., Ltd.                    6,700           72,758
Tokai Rubber Industries, Inc.                 11,800          247,767
                                                            ---------
Total Miscellaneous Manufacturing                           1,465,840
---------------------------------------------------------------------
Office Furnishings - 0.4%
Kokuyo Co., Ltd.                              14,400          149,490
Okamura Corp.                                 16,000          125,618
                                                            ---------
Total Office Furnishings                                      275,108
---------------------------------------------------------------------
Office/Business Equipment - 0.1%
Canon Finetech, Inc.                           5,900          101,364
---------------------------------------------------------------------
Oil & Gas - 0.2%
AOC Holdings, Inc.                             6,000           97,866
Kanto Natural Gas Development Ltd.             7,000           43,942
                                                            ---------
Total Oil & Gas                                               141,808
---------------------------------------------------------------------
Packaging & Containers - 0.2%
Fuji Seal International, Inc.                  3,800           82,929
Nihon Yamamura Glass Co., Ltd.                32,000           77,346
                                                            ---------
Total Packaging & Containers                                  160,275
---------------------------------------------------------------------
Pharmaceuticals - 2.6%
Kaken Pharmaceutical Co., Ltd.                27,000          195,548
Kobayashi Pharmaceutical Co., Ltd.             4,800          170,273
Kyorin Co., Ltd.                              25,000          357,563
Miraca Holdings, Inc.                         11,000          249,141
Mochida Pharmaceutical Co., Ltd.              18,000          170,430
Nippon Shinyaku Co., Ltd.                     24,000          210,964
Seikagaku Corp.                               12,500          144,112
SSP Co., Ltd.(a)                              38,000          176,429
Toho Pharmaceutical Co., Ltd.                  4,500           77,273
Tsumura & Co.                                  5,863          104,246
ZERIA Pharmaceutical Co., Ltd.                22,000          202,182
                                                            ---------
Total Pharmaceuticals                                       2,058,161
---------------------------------------------------------------------
Real Estate - 1.1%
Ardepro Co., Ltd.                                986          255,470
Arnest One Corp.(a)                           10,700           60,749
Atrium Co., Ltd.                               8,100          222,546
Iida Home Max(a)                              11,000          140,877
Sumitomo Real Estate Sales Co., Ltd.               6              465
Tokyu Livable, Inc.                            6,300          108,017
Touei Housing Corp.(a)                         8,000           77,346
                                                            ---------
Total Real Estate                                             865,470
---------------------------------------------------------------------
Retail - 7.4%
Alpen Co., Ltd.                                9,400          125,944
AOKI Holdings, Inc.                            6,400          126,592
Arcs Co., Ltd.                                15,910          224,371
Aucnet, Inc.                                   8,500          170,717
Belluna Co., Ltd.                              4,000           40,551
Best Denki Co., Ltd.(a)                       55,000          388,296
Chiyoda Co., Ltd.                             10,100          144,982
Circle K Sunkus Co. Ltd.                      18,800          291,771
Culture Convenience Club Co., Ltd.            31,300          108,583
Don Quijote Co., Ltd.                          4,800           99,118
Edion Corp.                                   31,400          349,177
Gigas K's Denki Corp.                          3,200           69,695
Gulliver International Co., Ltd.               2,970          140,476
Hankyu Department Stores, Inc.                32,000          264,035
Heiwado Co., Ltd.                              8,000          127,357
Izumiya Co., Ltd.                             17,000           95,188
Kasumi Co., Ltd.                              17,000           87,058
Keiyo Co., Ltd.                                2,000           10,555
Kisoji Co., Ltd.                               6,400          118,524
Kojima Co., Ltd.(a)                            6,400           38,729
Komeri Co., Ltd.                               6,400          171,943
Konaka Co., Ltd.                               3,220           24,441
Matsumotokiyoshi Co., Ltd.                     8,000          147,807
Ministop Co., Ltd.                             7,600          135,461
MOS Food Services, Inc.(a)                     7,500          102,834
Nishimatsuya Chain Co., Ltd.                   5,200           65,873
Parco Co., Ltd.                               11,200          149,281
Plenus Co., Ltd.                              20,900          341,262
Point, Inc.                                    1,700           58,532
Right On Co., Ltd.                             3,500           37,552
Royal Holdings Co., Ltd.                      10,100          119,252
Ryohin Keikaku Co., Ltd.                       6,500          373,560
Seiko Holdings Corp.                          12,000           70,739
Senshukai Co., Ltd.                           12,600          158,301
Shimachu Co., Ltd.                             4,800          126,870
Sundrug Co., Ltd.                              8,000          181,889
UNY Co., Ltd.                                 24,000          208,877
USS Co., Ltd.                                  3,950          259,292
Xebio Co., Ltd.                                3,500           85,206
Zensho Co., Ltd.                               8,400           84,792
                                                            ---------
Total Retail                                                5,925,483
---------------------------------------------------------------------

                       See Notes to Financial Statements.

58  WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund

September 30, 2007

-------------------------------------------------------------------------------
Investments                                           Shares       U.S. $ Value
-------------------------------------------------------------------------------
Semiconductors - 0.3%
Mimasu Semiconductor Industry Co., Ltd.                  4,400      $    98,700
Sanken Electric Co., Ltd.                               14,000           68,530
Shinkawa Ltd.                                            5,700          104,322
                                                                    -----------
Total Semiconductors                                                    271,552
-------------------------------------------------------------------------------
Software - 2.2%
Capcom Co., Ltd.(a)                                     14,800          340,999
Fuji Soft ABC, Inc.(a)                                   3,200           65,383
Hitachi Software Engineering Co., Ltd.                   9,900          188,506
Koei Co., Ltd.(a)                                       21,700          415,077
NEC Mobiling Ltd.                                        4,800           76,247
Nihon Unisys Ltd.                                        6,800           83,954
Nippon System Development Co., Ltd.                      6,000           94,840
OBIC Business Consultants Ltd.                           3,100          179,237
Sumisho Computer Systems Corp.                          10,600          207,364
Trans Cosmos, Inc.(a)                                    6,500          106,417
                                                                    -----------
Total Software                                                        1,758,024
-------------------------------------------------------------------------------
Storage/Warehousing - 0.5%
Mitsui-Soko Co., Ltd.(a)                                27,000          125,358
Sumitomo Warehouse Co., Ltd. (The)                      44,000          280,798
                                                                    -----------
Total Storage/Warehousing                                               406,156
-------------------------------------------------------------------------------
Telecommunications - 0.8%
Denki Kogyo Co., Ltd.                                   19,000          131,166
Hitachi Kokusai Electric, Inc.                          12,000          149,719
Nippon Denwa Shisetsu Co., Ltd.                         18,000           62,601
Uniden Corp.                                            47,000          310,976
                                                                    -----------
Total Telecommunications                                                654,462
-------------------------------------------------------------------------------
Textiles - 0.9%
Kurabo Industries Ltd.                                  52,000          129,305
Nitto Boseki Co., Ltd.                                  32,000           92,649
Seiren Co., Ltd.                                         6,500           42,838
Toyobo Co., Ltd.                                       169,000          395,261
Unitika Ltd.(a)                                         66,000           78,616
                                                                    -----------
Total Textiles                                                          738,669
-------------------------------------------------------------------------------
Toys/Games/Hobbies - 0.2%
Sanrio Co., Ltd.(a)                                      2,700           27,889
TOMY Co., Ltd.(a)                                       17,300           91,602
                                                                    -----------
Total Toys/Games/Hobbies                                                119,491
-------------------------------------------------------------------------------
Transportation - 3.4%
Daiichi Chuo Kisen Kaisha                               61,000          593,479
Fukuyama Transporting Co., Ltd.(a)                      22,000          101,378
Hitachi Transport System Ltd.                            6,900           79,670
Iino Kaiun Kaisha, Ltd.                                 22,500          317,893
Keisei Electric Railway Co., Ltd.                       35,000          193,844
Kintetsu World Express, Inc.                             1,100           37,586
Maruzen Showa Unyu Co., Ltd.                             9,000           30,909
Nippon Konpo Unyu Soko Co., Ltd.                         5,000           67,991
Nishi-Nippon Railroad Co., Ltd.                         69,000          247,168
Sagami Railway Co., Ltd.                                85,000          298,570
Sankyu, Inc.                                            19,000          109,194
Seino Holdings Corp.                                    30,000          276,747
Senko Co., Ltd.                                         11,000           36,343
Shinwa Kaiun Kaisha, Ltd.                               32,000          331,922
                                                                    -----------
Total Transportation                                                  2,722,694
-------------------------------------------------------------------------------
Venture Capital - 0.1%
Jafco Co., Ltd.                                          2,500           92,597
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $84,327,609)                                                  79,165,775
===============================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 13.7%
MONEY MARKET FUNDS(b) - 13.7%
AIM Liquid Assets Portfolio, 5.11%                          65               65
UBS Enhanced Yield Portfolio, 5.38%                  2,992,848        2,992,848
UBS Private Money Market Fund LLC, 5.21%             7,931,560        7,931,560
                                                                    -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $10,924,473)(c)                                               10,924,473
===============================================================================
TOTAL INVESTMENTS IN SECURITIES - 113.2%
(Cost: $95,252,082)(d)                                               90,090,248
Liabilities in Excess of Foreign Currency and
Other Assets - (13.2)%                                              (10,510,970)
                                                                    -----------
NET ASSETS - 100.0%                                                 $79,579,278
===============================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Interest rates shown reflect yields as of September 30, 2007.

(c) At September 30, 2007, the total market value of the Fund's securities on loan was $10,301,312 and the total market value of the collateral held by the Fund was $10,924,473.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  59

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan Total Dividend Fund

September 30, 2007

----------------------------------------------------------------------------
Investments                                         Shares      U.S. $ Value
----------------------------------------------------------------------------
COMMON STOCKS - 98.8%
Australia - 58.2%
A.B.C. Learning Centres Ltd.(a)                      44,491       $  258,676
ABB Grain Ltd.                                       18,758          128,649
Adelaide Bank Ltd.(a)                                34,090          426,273
Adelaide Brighton Ltd.(a)                           168,485          588,948
Alesco Corp., Ltd.(a)                                29,462          338,420
Alumina Ltd.                                        120,584          761,915
Amcor Ltd.(a)                                       125,647          820,592
AMP Ltd.                                            238,112        2,220,960
APN News & Media Ltd.(a)                             83,928          387,700
Aristocrat Leisure Ltd.(a)                           38,903          478,538
ASG Group Ltd.                                       42,414           54,425
Auspine Ltd.                                         18,804           94,851
Austal Ltd.                                          31,151           93,452
Austbrokers Holdings Ltd.                            58,117          215,494
Australia & New Zealand Banking Group Ltd.          302,267        7,944,491
Australian Agricultural Co., Ltd.                    42,167          107,469
Australian Stock Exchange Ltd.(a)                    20,934          995,748
Australian Wealth Management Ltd.                     7,818           17,158
AXA Asia Pacific Holdings Ltd.                      143,565          990,974
Bank of Queensland Ltd.(a)                           30,923          470,136
Beach Petroleum Ltd.                                 52,581           69,332
Bendigo Bank Ltd.(a)                                 34,652          420,115
BHP Billiton Ltd.                                   199,398        7,861,174
Billabong International Ltd.(a)                      30,099          399,009
BlueScope Steel Ltd.(a)                             153,387        1,459,204
Boral Ltd.(a)                                        80,170          510,105
Bravura Solutions Ltd.                               57,014           88,295
Caltex Australia Ltd.(a)                             30,383          632,930
Centennial Coal Co Ltd.(a)                           50,666          167,242
Challenger Financial Services Group Ltd.            117,620          645,345
Coca-Cola Amatil Ltd.(a)                            127,270        1,013,649
Cochlear Ltd.                                         8,225          567,449
Coles Group Ltd.                                    134,930        1,838,859
Commander Communications Ltd.(a)                    143,894           75,767
Commonwealth Bank of Australia                      225,261       11,241,052
Computershare Ltd.                                   54,481          447,899
Corporate Express Australia Ltd.(a)                  68,756          429,570
Crane Group Ltd.                                        446            6,737
CSL Ltd.                                              7,915          751,570
CSR Ltd.                                            146,767          403,931
David Jones Ltd.(a)                                 146,690          662,048
Devine Ltd.                                          62,110           73,652
Dominion Mining Ltd.                                 39,174          129,655
Domino's Pizza Enterprises Ltd.                      22,643           66,526
Downer EDI Ltd.                                      53,967          298,966
Fantastic Holdings Ltd.                              12,534           44,368
Felix Resources Ltd.                                  9,802           49,790
Fleetwood Corp. Ltd.                                 11,566           98,771
Flight Centre Ltd.                                      732           14,057
Foster's Group Ltd.                                 275,807        1,593,813
Futuris Corp., Ltd.(a)                              244,800          461,434
Goodman Fielder Ltd.                                 75,852          173,183
GRD Ltd.                                             38,772           82,347
GUD Holdings Ltd.(a)                                 11,166          102,272
Gunns Ltd.                                           13,649           33,700
GWA International Ltd.(a)                            64,477          223,100
Harvey Norman Holdings Ltd.                         107,301          565,938
Healthscope Ltd.(a)                                  22,650          115,454
Hills Industries Ltd.(a)                             81,312          420,949
IBT Education Ltd.                                   62,314          110,014
Incitec Pivot Ltd.                                    1,685          127,552
Independence Group NL                                 6,829           39,584
Insurance Australia Group Ltd.(a)                   390,423        1,813,901
Iress Market Technology Ltd.(a)                      13,421           92,640
John FairFax Holdings Ltd.(a)                       246,118        1,028,026
Jubilee Mines NL(a)                                   5,643           86,692
Just Group Ltd.                                      33,182          152,695
Leighton Holdings Ltd.(a)                            20,148          918,244
Lend Lease Corp. Ltd.                                63,252        1,057,925
Lion Nathan Ltd.                                     77,324          631,589
MacArthur Coal Ltd.(a)                               19,681          118,434
Macmahon Holdings Ltd.                               25,353           37,468
Macquarie Bank Ltd.(a)                               29,177        2,179,224
Mariner Financial Ltd.                              125,308           70,416
Metcash Ltd.(a)                                     100,121          418,202
MFS Ltd.(a)                                          97,497          404,653
Minara Resources Ltd.(a)                            108,957          627,704
National Australia Bank Ltd.                        259,159        9,107,204
New Hope Corp. Ltd.(a)                               91,422          194,169
Nufarm Ltd.(a)                                       41,082          487,528
OneSteel Ltd.(a)                                    115,291          703,985
Orica Ltd.                                           27,434          730,760
Origin Energy Ltd.                                   85,158          776,214
Oxiana Ltd.(a)                                      103,772          356,312
Pacific Brands Ltd.                                 192,015          526,764
PaperlinX Ltd.                                      134,457          361,723
Perilya Ltd.                                         63,605          224,586
Perpetual Ltd.(a)                                     6,325          408,995
Publishing & Broadcasting Ltd.(a)                    72,704        1,267,487
Qantas Airways Ltd.                                 207,569        1,024,980
QBE Insurance Group Ltd.                             80,488        2,407,502
Rio Tinto Ltd.(a)                                    24,653        2,361,001
Santos Ltd.                                          83,203        1,108,139
Seek Ltd.(a)                                         77,584          625,474
Servcorp Ltd.                                        15,137           67,915
Seven Network Ltd.(a)                                43,948          509,483
Sims Group Ltd.(a)                                   24,436          698,044
Sonic Healthcare Ltd.                                30,406          419,762
SP Telemedia Ltd.(a)                                215,897           85,021
Specialty Fashion Group Ltd.                         57,262           81,585
St.George Bank Ltd.(a)                               89,038        2,788,527
Straits Resources Ltd.                               14,615           60,141
STW Communications Group Ltd.                        23,512           54,098
Suncorp-Metway Ltd.                                 177,665        3,191,661

                       See Notes to Financial Statements.

60  WisdomTree International Dividend Funds

WisdomTree Pacific ex-Japan Total Dividend Fund

September 30, 2007

-------------------------------------------------------------------------------------
Investments                                             Shares           U.S. $ Value
-------------------------------------------------------------------------------------
Sunland Group Ltd.                                        27,815          $    99,690
Symbion Health Ltd.                                      138,498              511,091
TABCORP Holdings Ltd.(a)                                 107,441            1,440,462
Telstra Corp. Ltd.                                     2,306,515            8,899,419
Ten Network Holdings Ltd.(a)                             143,700              345,895
Timbercorp Ltd.(a)                                        69,453              116,164
Toll Holdings Ltd.                                        28,873              334,976
Transfield Services Ltd.(a)                               52,599              616,289
Transpacific Industries Group                              4,959               49,590
United Group Ltd.(a)                                      31,842              522,149
Washington H. Soul Pattinson & Co., Ltd.                  50,560              414,321
Wesfarmers Ltd.(a)                                       100,630            3,740,207
West Australian Newspapers Holdings Ltd.(a)               46,301              635,918
Westpac Banking Corp.                                    306,918            7,740,804
WHK Group Ltd.                                           193,576              342,610
Woodside Petroleum Ltd.                                   73,954            3,285,371
Woolworths Ltd.                                          120,952            3,180,056
WorleyParsons Ltd.                                         9,272              347,985
Zinifex Ltd.                                             157,724            2,473,320
                                                                          -----------
Total Australia                                                           127,274,466
-------------------------------------------------------------------------------------
Hong Kong - 28.3%
Bank of East Asia Ltd.                                   135,416              759,995
Beijing Enterprises Holdings Ltd.                         32,004              162,726
BOC Hong Kong (Holdings) Ltd.                          1,304,891            3,308,986
Cathay Pacific Airways Ltd.                              309,000              845,224
Cheung Kong (Holdings) Ltd.                              163,015            2,690,110
China Merchants Holdings (International) Co., Ltd.        90,009              560,192
China Mobile Ltd.                                      1,099,613           18,018,668
China Netcom Group Corp. Ltd.                            289,004              773,787
China Overseas Land & Investment Ltd.                    200,026              456,767
China Power International Development Ltd.               233,000              122,069
China Resources Enterprise, Ltd.                         108,009              458,805
China Resources Power Holdings Co. Ltd.                  148,017              460,133
China Travel International Investment Hong Kong
  Ltd.                                                   276,052              204,321
China Unicom Ltd.                                        436,047              902,555
Chong Hing Bank Ltd.(a)                                   52,000              113,657
CITIC International Financial Holdings Ltd.              364,039              291,469
CITIC Pacific Ltd.                                       208,026            1,328,170
CLP Holdings Ltd.                                        352,031            2,437,910
CNOOC Ltd.                                             3,273,140            5,502,528
Cross-Harbour Holdings Ltd.                                6,000                6,534
Dah Sing Banking Group Ltd.                               83,204              183,787
Denway Motors Ltd.                                       520,052              301,910
Fountain Set (Holdings) Ltd.                              50,000               18,279
Fubon Bank (Hong Kong) Ltd.                              256,000              151,584
Guangdong Investment Ltd.                                408,039              279,952
Guangzhou Investment Co., Ltd.                           208,022               65,068
Hang Seng Bank Ltd.                                      259,127            4,606,391
Henderson Investment Ltd.                                189,017              313,867
Hong Kong & China Gas Co., Ltd. (The)(a)                 167,309              389,809
Hong Kong Aircraft Engineering Co., Ltd.                  10,399              235,457
Hong Kong Exchanges and Clearing Ltd.                     62,004            1,896,359
Hongkong & Shanghai Hotels Ltd. (The)                    141,506              251,003
Hongkong Electric Holdings Ltd.                          247,025            1,284,626
Hopewell Holdings Ltd.                                    84,006              401,179
Hutchison Whampoa Ltd.                                   234,000            2,504,565
Industrial & Commercial Bank of China Ltd.                19,015               53,114
Link REIT (The)                                           15,000               33,017
MTR Corp.(a)                                             402,530            1,199,510
New World Development Co., Ltd.                          331,022              916,115
Oriental Press Group Ltd.                              1,132,047              180,693
PCCW Ltd.                                              1,014,054              670,932
Poly Hong Kong Investment Ltd.                           105,000              126,644
Shanghai Industrial Holdings Ltd.                         57,006              284,713
Shaw Brothers (Hong Kong) Ltd.                            78,006              141,178
Shell Electric Manufacturing Co., Ltd.                    62,000               63,846
Shun TAK Holdings Ltd.                                   112,004              180,506
Singamas Container Holdings Ltd.(a)                      412,000              250,319
Sino Land Co. Ltd.                                       370,022              921,167
Sun Hung Kai & Co., Ltd.                                  65,000               92,873
Sun Hung Kai Properties Ltd.                             135,000            2,276,457
Television Broadcasts Ltd.                                26,002              156,307
Tianjin Development Holdings Ltd.                         46,000               65,607
Vitasoy International Holdings Ltd.                      268,000              116,257
Wharf (Holdings) Ltd. (The)                              261,017            1,283,473
Wing Hang Bank Ltd.                                       26,002              299,226
Wing Lung Bank Ltd.                                       26,004              269,625
                                                                          -----------
Total Hong Kong                                                            61,870,021
-------------------------------------------------------------------------------------
New Zealand - 2.8%
Air New Zealand Ltd.                                     116,111              216,702
Auckland International Airport Ltd.                      204,530              483,719
Blue Chip Financial Solutions Ltd.                       155,986               96,628
CanWest MediaWorks (NZ) Ltd.                              36,811               74,821
Contact Energy Ltd.                                       60,064              417,082
Fisher & Paykel Appliances Holdings Ltd.                  57,074              153,525
Fletcher Building Ltd.                                   101,713              975,281
Freightways Ltd.                                          22,271               63,946
Hallenstein Glasson Holdings Ltd.                         15,940               53,717
Hellaby Holdings Ltd.                                     19,088               38,942
Infratil Ltd.                                             42,627               95,661
Mainfreight Ltd.                                          11,020               55,789
New Zealand Refining Co., Ltd. (The)                      78,966              453,467
Nuplex Industries Ltd.                                    20,246              112,286
PGG Wrightson Ltd.                                        28,815               42,021
Port of Tauranga Ltd.                                     19,422               98,324
Ryman Healthcare Ltd.                                    126,073              198,142
Sanford Ltd.                                              54,312              178,516
Telecom Corp. of New Zealand Ltd.(a)                     578,963            1,955,465
Tourism Holdings Ltd.                                     23,893               43,329
Turners & Growers                                          8,579               14,909
Vector Ltd.                                               86,650              160,408
                                                                          -----------
Total New Zealand                                                           5,982,680
-------------------------------------------------------------------------------------
Singapore - 9.5%
Ascott Group Ltd. (The)                                   55,314               60,738

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  61

Schedule of Investments (unaudited) (concluded)

WisdomTree Pacific ex-Japan Total Dividend Fund

September 30, 2007

--------------------------------------------------------------------------------------
Investments                                               Shares          U.S. $ Value
--------------------------------------------------------------------------------------
Boustead Singapore Ltd.                                     3,000         $      4,850
Cerebos Pacific Ltd.                                       26,000               70,410
CH Offshore Ltd.                                           22,000               13,486
China Aviation Oil Singapore Corp. Ltd.                    33,000               56,465
City Developments Ltd.                                     26,000              283,741
ComfortDelgro Corp., Ltd.                                 208,000              271,831
Cosco Corp. (Singapore) Ltd.                               54,000              216,444
DBS Group Holdings Ltd.                                   136,000            1,978,915
FJ Benjamin Holdings Ltd.                                  41,000               24,858
Fraser and Neave Ltd.                                     108,070              414,968
GMG Global Ltd.                                           280,000               25,464
Guocoland Ltd.(a)                                          52,000              178,652
Hong Leong Asia Ltd.                                       76,000              198,646
Hotel Plaza Ltd.                                           77,000              112,560
Hotel Properties Ltd.                                      51,000              162,161
Inter-Roller Engineering Ltd.                              27,000               15,278
Jardine Cycle & Carriage Ltd.                              24,250              302,216
Jaya Holdings Ltd.                                        104,000              140,119
Keppel Corp. Ltd.                                          58,000              562,633
Keppel Land Ltd.                                           26,000              145,374
Keppel Telecommunications & Transportation Ltd.            52,000              157,634
Labroy Marine Ltd.                                         72,000              118,347
MobileOne Ltd.                                            136,000              187,814
Neptune Orient Lines Ltd.                                  15,000               53,555
Oversea-Chinese Banking Corp. Ltd.                        230,000            1,378,962
Parkway Holdings Ltd.                                      78,000              222,790
Petra Foods Ltd.                                           77,720               84,293
Raffles Education Corp., Ltd.                              53,000               81,761
SBS Transit Ltd.                                           39,000               80,393
SembCorp Industries Ltd.                                  104,000              451,885
SembCorp Marine Ltd.                                      177,800              550,965
SIA Engineering Co., Ltd.                                  76,000              250,867
Singapore Airlines Ltd.                                    98,400            1,232,941
Singapore Airport Terminal Services Ltd.                  104,000              191,963
Singapore Exchange Ltd.                                    52,000              451,885
Singapore Petroleum Co., Ltd.                              54,000              247,364
Singapore Post Ltd.                                       286,000              235,050
Singapore Press Holdings Ltd.                             180,000              523,830
Singapore Reinsurance Corp., Ltd.                         919,000              219,775
Singapore Technologies Engineering Ltd.                   182,000              478,157
Singapore Telecommunications Ltd.                       1,722,450            4,664,522
SMRT Corp. Ltd.                                           213,000              245,364
StarHub Ltd.                                              186,080              388,594
Straits Trading Co., Ltd.                                  47,000              143,110
Unisteel Technology Ltd.                                   56,250               81,470
United Engineers Ltd.                                      54,000              141,871
United Overseas Bank Ltd.                                 131,000            1,950,285
UOB Kay Hian Holdings Ltd.                                104,000              150,628
Venture Corp., Ltd.                                        25,000              277,881
WBL Corp., Ltd.                                            26,000               69,009
Wing Tai Holdings Ltd.                                     52,000              135,215
XP Power Ltd.                                               2,306               16,937
                                                                          ------------
Total Singapore                                                             20,704,926
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $179,346,214)                                                      $215,832,093
======================================================================================
SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
United States - 0.1%
Columbia Cash Reserves Fund, 4.99%(b)
(Cost: $302,768)                                          302,768              302,768
======================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 13.1%
MONEY MARKET FUNDS(c) - 13.1%
UBS Enhanced Yield Portfolio, 5.38%,                    9,512,381            9,512,381
UBS Private Money Market Fund LLC, 5.21%,              19,072,607           19,072,607
                                                                          ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $28,584,988)(d)                                                      28,584,988
======================================================================================
TOTAL INVESTMENTS IN SECURITIES - 112.0%
(Cost: $208,233,970)(e)                                                    244,719,849
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (12.0)%                                                     (26,161,524)
                                                                          ------------
NET ASSETS - 100.0%                                                       $218,558,325
======================================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Rate shown represents annualized 7-day yield as of September 30, 2007.

(c)   Interest rates shown reflect yields as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $27,134,880 and the total market value of the collateral held by the Fund was $28,584,988.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

62  WisdomTree International Dividend Funds

Schedule of Investment (unaudited)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

September 30, 2007

-----------------------------------------------------------------------------
Investments                                          Shares      U.S. $ Value
-----------------------------------------------------------------------------
COMMON STOCKS - 98.7%
Australia - 86.2%
ABB Grain Ltd.                                         32,795      $  224,920
Adelaide Bank Ltd.(a)                                  29,936         374,330
Adelaide Brighton Ltd.(a)                             178,129         622,659
Alesco Corp., Ltd.                                     36,847         423,249
Amcor Ltd.(a)                                         181,436       1,184,946
AMP Ltd.                                              300,923       2,806,822
APN/UKA European Retail Trust                         101,712         120,613
Austereo Group Ltd.                                   127,424         281,910
Australia & New Zealand Banking Group Ltd.            296,050       7,781,089
AWB Ltd.(a)                                           173,193         377,037
Bank of Queensland Ltd.(a)                             18,685         284,076
BlueScope Steel Ltd.                                  163,876       1,558,988
Cardno Ltd.                                             2,886          20,304
Coca-Cola Amatil Ltd.                                 154,565       1,231,041
Coffey International Ltd.                               8,749          26,479
Commander Communications Ltd.                          72,054          37,940
Commonwealth Bank of Australia                        180,398       9,002,284
Crane Group Ltd.(a)                                    28,742         434,180
CSR Ltd.                                              195,143         537,072
David Jones Ltd.(a)                                   145,916         658,555
Equigold NL                                            37,053          85,254
Foster's Group Ltd.                                   356,810       2,061,908
Funtastic Ltd.                                         25,241          31,830
Futuris Corp., Ltd.(a)                                197,730         372,710
Gloucester Coal Ltd.                                    7,427          32,140
Goodman Fielder Ltd.                                  216,352         493,969
GrainCorp. Ltd.                                        26,742         231,920
Great Southern Plantations Ltd.(a)                    172,519         354,196
GUD Holdings Ltd.                                      45,239         414,355
Gunns Ltd.(a)                                         132,632         327,470
GWA International Ltd.(a)                             130,602         451,903
Hills Industries Ltd.(a)                               87,833         454,708
Hpal Ltd.                                              19,250          42,929
IBT Education Ltd.(a)                                 183,422         323,827
Iluka Resources Ltd.                                   72,631         354,797
Insurance Australia Group Ltd.(a)                     428,404       1,990,360
Invocare Ltd.                                          16,481          95,823
IWL Ltd.                                               12,013          67,825
John FairFax Holdings Ltd.(a)                         314,267       1,312,682
Just Group Ltd.                                        97,417         448,288
Lion Nathan Ltd.                                      117,973         963,614
MacArthur Coal Ltd.(a)                                 97,491         586,668
Minara Resources Ltd.                                 155,033         893,149
Mortgage Choice Ltd.                                   41,098          92,743
National Australia Bank Ltd.                          221,302       7,776,857
Pacific Brands Ltd.                                   162,677         446,279
Peet Ltd.                                              67,560         227,192
Perpetual Ltd.(a)                                      10,605         685,754
Photon Group Ltd.                                       3,738          20,509
Port Bouvard Ltd.                                     331,703         519,567
Primary Health Care Ltd.                               48,343         521,074
Ridley Corp., Ltd.(a)                                 100,246         103,794
Salmat Ltd.                                            28,887         119,638
Select Harvests Ltd.                                    5,885          37,862
Service Stream Ltd.                                    22,267          42,169
Sims Group Ltd.(a)                                     36,122       1,031,868
Skilled Group Ltd.(a)                                  18,394          87,900
Southern Cross Broadcasting Australia Ltd.             34,983         530,624
Specialty Fashion Group Ltd.                           32,476          46,271
Spotless Group Ltd.(a)                                 87,770         337,097
St.George Bank Ltd.(a)                                102,553       3,211,795
STW Communications Group Ltd.(a)                       80,405         185,002
Suncorp-Metway Ltd.                                   203,714       3,659,618
Sunland Group Ltd.(a)                                 139,812         501,093
TABCORP Holdings Ltd.(a)                              139,541       1,870,825
Technology One Ltd.                                    34,596          33,677
Telstra Corp. Ltd.                                  1,948,605       7,518,464
Timbercorp Ltd.(a)                                    199,747         334,088
Treasury Group Ltd.                                     1,680          21,929
UXC Ltd.                                               24,988          53,072
Wattyl Ltd.                                            29,192          83,959
Wesfarmers Ltd.                                       108,680       4,039,408
West Australian Newspapers Holdings Ltd.(a)            62,493         858,306
Westpac Banking Corp.                                 319,362       8,054,655
Zinifex Ltd.                                          176,514       2,767,972
                                                                   ----------
Total Australia                                                    86,201,880
-----------------------------------------------------------------------------
Hong Kong - 5.6%
Fubon Bank (Hong Kong) Ltd.                               208             123
GZI Real Estate Investment Trust                      621,290         248,719
Hang Seng Bank Ltd.                                   280,300       4,982,774
Next Media Ltd.                                     1,056,000         299,048
Oriental Press Group Ltd.                               1,146             183
Prosperity Real Estate Investment Trust               219,104          46,536
                                                                   ----------
Total Hong Kong                                                     5,577,383
-----------------------------------------------------------------------------
New Zealand - 5.4%
CanWest MediaWorks (NZ) Ltd.                           46,295          94,098
Fisher & Paykel Appliances Holdings Ltd.              129,350         347,943
Fisher & Paykel Healthcare Corp.                      150,746         375,882
Fletcher Building Ltd.                                107,231       1,028,191
Freightways Ltd.                                       27,944          80,235
New Zealand Refining Co., Ltd. (The)                   90,894         521,964
Nuplex Industries Ltd.                                 17,097          94,822
PGG Wrightson Ltd.                                     22,448          32,736
Sky City Entertainment Group Ltd.                     152,758         602,513
Telecom Corp. of New Zealand Ltd.(a)                  584,936       1,975,639
Vector Ltd.                                           170,057         314,813
                                                                   ----------
Total New Zealand                                                   5,468,836
-----------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  63

Schedule of Investment (unaudited) (concluded)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

September 30, 2007

----------------------------------------------------------------------------
Investments                                         Shares      U.S. $ Value
----------------------------------------------------------------------------
Singapore - 1.5%
Creative Technology Ltd.                             12,650     $     51,982
HTL International Holdings Ltd.                      61,000           34,518
Inter-Roller Engineering Ltd.                        46,000           26,030
Jaya Holdings Ltd.                                  299,000          402,843
Jurong Technologies Industrial Corp., Ltd.           72,000           36,620
MobileOne Ltd.                                      270,100          373,003
Robinson & Co., Ltd.                                  5,510           18,039
SMRT Corp. Ltd.                                         436              502
StarHub Ltd.                                            790            1,650
UOB-Kay Hian Holdings Ltd.                          379,000          548,924
                                                                ------------
Total Singapore                                                    1,494,111
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $88,953,524)                                               98,742,210
============================================================================
SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
United States - 0.0%
Columbia Cash Reserves Fund, 4.99%(b)
(Cost: $10,699)                                      10,699           10,699
============================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 18.3%
MONEY MARKET FUNDS(c) - 18.3%
UBS Enhanced Yield Portfolio, 5.38%               3,632,678        3,632,678
UBS Private Money Market Fund LLC, 5.21%         14,699,954       14,699,954
                                                                ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $18,332,632)(d)                                            18,332,632
============================================================================
TOTAL INVESTMENTS IN SECURITIES - 117.0%
(Cost: $107,296,855)(e)                                          117,085,541
Liabilities in Excess of Foreign Currency and
Other Assets - (17.0)%                                           (17,055,545)
                                                                ------------
NET ASSETS - 100.0%                                             $100,029,996
============================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Rate shown represents annualized 7-day yield as of September 30, 2007.

(c)   Interest rates shown reflect yields as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $17,207,625 and the total market value of the collateral held by the Fund was $18,332,632.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

64  WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund

September 30, 2007

------------------------------------------------------------------------------
Investments                                          Shares       U.S. $ Value
------------------------------------------------------------------------------
COMMON STOCKS - 99.1%
Australia - 7.0%
AMP Ltd.                                               35,889       $  334,750
Australia & New Zealand Banking Group Ltd.             52,894        1,390,214
BHP Billiton Ltd.                                      30,316        1,195,195
Coles Group Ltd.                                        2,961           40,353
Commonwealth Bank of Australia                         35,056        1,749,377
Macquarie Bank Ltd.                                     3,697          276,128
National Australia Bank Ltd.                           41,048        1,442,483
QBE Insurance Group Ltd.                               12,567          375,896
Rio Tinto Ltd.(a)                                       3,609          345,631
St.George Bank Ltd.(a)                                  9,948          311,555
Suncorp-Metway Ltd.                                     4,983           89,517
Telstra Corp. Ltd.                                    315,309        1,216,583
Westpac Banking Corp.                                  46,031        1,160,952
Woodside Petroleum Ltd.                                 8,453          375,520
Woolworths Ltd.                                        20,170          530,307
                                                                    ----------
Total Australia                                                     10,834,461
------------------------------------------------------------------------------
Austria - 0.3%
Bank Austria Creditanstalt AG                           1,511          311,586
OMV AG                                                  1,292           86,046
                                                                    ----------
Total Austria                                                          397,632
------------------------------------------------------------------------------
Belgium - 1.7%
Belgacom S.A.                                           8,961          414,686
Dexia N.V.                                             13,623          411,503
Fortis N.V.                                            29,963          879,935
InBev N.V.                                              3,195          288,802
KBC Groep N.V.                                          4,465          612,638
                                                                    ----------
Total Belgium                                                        2,607,564
------------------------------------------------------------------------------
Denmark - 0.6%
Danske Bank A/S                                        11,121          450,348
Novo-Nordisk A/S Class B                                3,555          427,982
                                                                    ----------
Total Denmark                                                          878,330
------------------------------------------------------------------------------
Finland - 1.6%
Fortum Oyj                                             22,311          816,719
Nokia Oyj                                              43,015        1,630,892
                                                                    ----------
Total Finland                                                        2,447,611
------------------------------------------------------------------------------
France - 14.4%
Accor S.A.                                              2,933          259,697
Alcatel-Lucent                                          3,799           38,900
AXA S.A.                                               46,833        2,090,019
BNP Paribas                                            13,625        1,486,975
Bouygues S.A.                                           3,851          331,285
Carrefour S.A.                                          9,283          648,605
Christian Dior S.A.                                     1,490          190,159
Cie de Saint-Gobain S.A.                                4,487          467,039
CNP Assurances S.A.                                     1,644          209,743
Credit Agricole S.A.                                   20,857          802,351
Electricite de France                                   8,291          874,306
Gaz de France(a)                                        7,130          369,499
Groupe Danone                                           5,880          461,596
Lafarge S.A.                                            2,459          379,956
L'Air Liquide S.A.                                      3,240          432,485
L'Oreal S.A.                                            5,723          748,784
LVMH Moet Hennessy Louis Vuitton S.A.                   4,452          532,282
Natixis                                                39,385          870,977
Peugeot S.A.                                            3,781          311,229
PPR S.A.                                                2,189          410,740
Renault S.A.                                            5,099          736,901
Sanofi-Aventis                                         10,541          890,158
Schneider Electric S.A.                                 3,583          451,467
Societe Generale                                        6,602        1,104,901
Suez S.A.                                              24,551        1,441,997
TOTAL S.A.                                             45,141        3,660,528
Vallourec                                                 121           34,760
Veolia Environnement S.A.                               3,389          291,060
VINCI S.A.                                              6,698          521,904
Vivendi S.A.                                           25,378        1,068,303
                                                                    ----------
Total France                                                        22,118,606
------------------------------------------------------------------------------
Germany - 8.8%
Allianz SE                                              4,475        1,042,761
BASF AG                                                 6,578          907,425
Bayer AG                                                8,475          672,783
Bayer Schering Pharma AG                                1,318          197,092
Bayerische Motoren Werke AG                             3,366          216,514
Commerzbank AG                                          5,294          213,744
DaimlerChrysler AG                                     14,897        1,496,563
Deutsche Bank AG                                        4,163          535,086
Deutsche Boerse AG                                      1,710          232,244
Deutsche Post AG                                       16,746          485,832
Deutsche Postbank AG                                    1,468          107,496
Deutsche Telekom AG                                   105,519        2,067,879
E.ON AG                                                 9,311        1,716,909
Metro AG                                                3,041          273,930
Muenchener Rueckversicherungs-Gesellshaft AG            2,764          529,757
RWE AG                                                  5,931          743,947
SAP AG                                                  3,790          221,257
Siemens AG                                              7,240          992,774
ThyssenKrupp AG                                         5,733          364,121
Volkswagen AG                                           2,454          553,158
                                                                    ----------
Total Germany                                                       13,571,272
------------------------------------------------------------------------------
Hong Kong - 4.3%
BOC Hong Kong (Holdings) Ltd.                         198,471          503,289
Cheung Kong (Holdings) Ltd.                            20,786          343,015
China Mobile Ltd.                                     186,919        3,062,925
China Netcom Group Corp. (Hong Kong) Ltd.               1,000            2,677
China Unicom Ltd.                                      84,110          174,096
CLP Holdings Ltd.                                      45,110          312,399
CNOOC Ltd.                                            353,529          594,323

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  65

WisdomTree International LargeCap Dividend Fund

September 30, 2007

-----------------------------------------------------------------------------
Investments                                         Shares       U.S. $ Value
-----------------------------------------------------------------------------
Hang Seng Bank Ltd.                                   41,895       $  744,750
Hong Kong & China Gas Co., Ltd. (The)                    657            1,531
Hutchison Whampoa Ltd.                                44,110          472,121
MTR Corp.                                                110              328
Sun Hung Kai Properties Ltd.                          24,442          412,157
                                                                   ----------
Total Hong Kong                                                     6,623,611
-----------------------------------------------------------------------------
Ireland - 0.5%
Allied Irish Banks PLC                                13,075          316,108
Anglo Irish Bank Corp. PLC                             3,173           58,662
Bank of Ireland                                       13,381          248,339
CRH PLC                                                3,305          129,914
                                                                   ----------
Total Ireland                                                         753,023
-----------------------------------------------------------------------------
Italy - 7.5%
Assicurazioni Generali SpA                            10,940          480,130
Atlantia SpA                                           3,195          107,642
Banca Intesa SpA                                     302,933        2,332,869
Banca Monte dei Paschi di Siena S.p.A                 20,957          128,232
Capitalia SpA                                         33,984          323,813
Enel SpA                                             198,545        2,241,943
Eni SpA                                               89,689        3,315,055
Luxottica Group SpA                                    2,074           70,405
Mediobanca SpA(a)                                      9,845          214,776
Telecom Italia SpA                                   376,177        1,140,845
UniCredito Italiano SpA                              141,981        1,211,509
                                                                   ----------
Total Italy                                                        11,567,219
-----------------------------------------------------------------------------
Japan - 6.2%
Astellas Pharma, Inc.                                  4,300          205,999
Bridgestone Corp.                                      2,200           48,585
Canon, Inc.                                            6,600          359,796
Chubu Electric Power Co., Inc.                         6,600          170,717
Daiwa Securities Group, Inc.                           8,000           76,094
DENSO CORP.                                            4,400          165,648
Eisai Co., Ltd.                                        3,900          184,124
Fanuc Ltd.                                             2,000          203,626
Fuji Photo Film Co., Ltd.                              2,200          101,569
Hitachi Ltd.                                          22,000          146,329
Honda Motor Co., Ltd.                                  9,100          305,404
Hoya Corp.                                             1,900           64,757
Japan Tobacco, Inc.                                       26          142,642
JFE Holdings, Inc.                                     2,200          155,701
Kansai Electric Power Co., Inc. (The)                  6,600          150,633
Kao Corp.                                              4,000          119,289
KDDI Corp.                                                 4           29,631
Komatsu Ltd.                                           6,800          228,214
Kyocera Corp.                                          2,000          187,280
Matsushita Electric Industrial Co., Ltd.               2,000           37,473
Millea Holdings, Inc.                                  4,000          160,675
Mitsubishi Corp.                                       6,700          212,042
Mitsubishi Electric Corp.                             20,000          250,402
Mitsubishi Estate Co., Ltd.                            1,220           34,898
Mitsubishi UFJ Financial Group, Inc.                  39,000          341,121
Mitsui & Co., Ltd.                                     2,000           48,515
Mitsui Fudosan Co., Ltd.                               1,220           33,837
Mitsui Sumitomo Insurance Co., Ltd.                    1,000           11,729
Nippon Steel Corp.                                    61,000          438,612
Nippon Telegraph & Telephone Corp.                        94          438,882
Nissan Motor Co., Ltd.                                35,700          357,264
Nomura Holdings, Inc.                                 15,100          252,859
NTT DoCoMo, Inc.                                         330          470,547
Sharp Corp.                                            2,000           36,256
SOFTBANK CORP.                                         2,500           46,081
Sony Corp.                                             1,600           77,486
Sumitomo Corp.                                         8,800          169,856
Sumitomo Metal Industries Ltd.                        39,000          227,188
Sumitomo Realty & Development Co., Ltd.                1,220           42,854
Sumitomo Trust & Banking Co., Ltd. (The)               8,000           60,444
Suzuki Motor Corp.                                     2,200           65,035
T&D Holdings, Inc.                                     7,800          479,468
Takeda Pharmaceutical Co., Ltd.                        8,900          625,240
Tokyo Electric Power Co., Inc. (The)                  11,000          277,355
Tokyo Gas Co., Ltd.                                   22,000          102,334
Toshiba Corp.                                         22,000          205,243
Toyota Motor Corp.                                    17,600        1,037,499
Yahoo Japan Corp.                                         24            9,077
                                                                   ----------
Total Japan                                                         9,596,310
-----------------------------------------------------------------------------
Netherlands - 5.1%
ABN AMRO Holding N.V.                                 50,915        2,675,502
AEGON N.V.                                            22,707          433,692
Akzo Nobel N.V.                                        3,327          273,480
European Aeronautic Defence & Space Co. EADS
  N.V.                                                11,171          342,520
Heineken N.V.                                          1,071           70,094
ING Groep N.V.                                        34,424        1,524,003
Koninklijke Philips Electronics N.V.                   9,896          445,429
Royal KPN N.V.                                        44,680          773,302
STMicroelectronics N.V.                                5,533           92,773
TNT N.V.                                               4,291          179,412
Unilever N.V.                                         10,712          329,208
Unilever N.V. CVA                                     24,854          765,243
                                                                   ----------
Total Netherlands                                                   7,904,658
-----------------------------------------------------------------------------
Norway - 1.0%
DnB NOR ASA                                           24,257          369,967
Norsk Hydro ASA                                       13,226          571,994
Statoil ASA                                           17,492          592,771
                                                                   ----------
Total Norway                                                        1,534,732
-----------------------------------------------------------------------------
Portugal - 0.2%
Portugal Telecom, SGPS, S.A.                          23,716          331,543
-----------------------------------------------------------------------------
Singapore - 1.1%
DBS Group Holdings Ltd.                               24,000          349,220
Oversea-Chinese Banking Corp. Ltd.                    85,000          509,616

                       See Notes to Financial Statements.

66  WisdomTree International Dividend Funds

WisdomTree International LargeCap Dividend Fund

September 30, 2007

Investments                                              Shares          U.S. $ Value
----------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                        198,500       $   537,553
United Overseas Bank Ltd.                                 23,000           342,416
                                                                       -----------
Total Singapore                                                          1,738,805
----------------------------------------------------------------------------------
Spain - 7.1%
Abertis Infraestructuras S.A.                              5,953           185,661
ACS, Actividades Construccion y Servicios, S.A.            2,038           112,166
Altadis, S.A.                                              2,845           199,630
Banco Bilbao Vizcaya Argentaria, Chile, S.A.              52,379         1,224,628
Banco Popular Espanol, S.A.(a)                            15,984           273,916
Banco Santander Central Hispano, S.A.                    143,964         2,790,582
Cia Espanola De Petroleos, S.A.(a)                         2,559           256,933
Endesa S.A.                                               16,954           966,615
Gas Natural SDG, S.A.                                      5,975           336,495
Grupo Ferrovial S.A.                                         832            70,225
IBERDROLA, S.A.                                           13,330           781,039
Inditex S.A.                                               2,432           163,457
Repsol YPF, S.A.                                          13,579           483,750
Sacyr Vallehermoso, S.A.(a)                                1,825            63,692
Telefonica, S.A.                                          99,239         2,770,435
Union Fenosa, S.A.                                         2,713           160,081
                                                                       -----------
Total Spain                                                             10,839,305
----------------------------------------------------------------------------------
Sweden - 2.7%
AB Volvo Class B                                          27,150           471,103
Atlas Copco AB Class A                                    26,020           448,479
H&M Hennes & Mauritz AB Class B                           11,021           695,941
Nordea Bank AB                                            44,110           765,731
Sandvik AB                                                 9,000           192,339
Skandinaviska Enskilda Banken AB                           1,521            49,258
Svenska Handelsbanken AB Class A                           8,821           272,714
Swedbank AB Class A                                        8,821           293,849
Telefonaktiebolaget LM Ericsson Class B                  116,262           463,679
TeliaSonera AB                                            55,131           496,422
                                                                       -----------
Total Sweden                                                             4,149,515
----------------------------------------------------------------------------------
Switzerland - 4.3%
Credit Suisse Group                                       14,574           964,364
Holcim Ltd.                                                   92            10,128
Nestle S.A.                                                4,216         1,887,493
Novartis AG                                               23,082         1,269,490
Roche Holding AG                                           4,006           723,906
Swiss Reinsurance Co.                                      4,137           367,238
Swisscom AG                                                  542           205,419
UBS AG                                                    20,802         1,114,711
Zurich Financial Services AG                                 110            32,886
                                                                       -----------
Total Switzerland                                                        6,575,635
----------------------------------------------------------------------------------
United Kingdom - 24.7%
Anglo American PLC                                        14,803           991,925
AstraZeneca PLC                                           18,452           920,656
Aviva PLC                                                 40,446           606,483
BAE SYSTEMS PLC                                           38,259           384,668
Barclays PLC                                             129,119         1,566,525
BHP Billiton PLC                                          18,927           674,816
BP PLC                                                   286,019         3,306,938
British American Tobacco PLC                              33,984         1,213,037
British Sky Broadcasting PLC                              16,790           237,739
BT Group PLC                                             185,283         1,158,882
Cadbury Schweppes PLC                                     23,988           277,104
Centrica PLC                                              57,857           448,514
Diageo PLC                                                45,058           985,920
GlaxoSmithKline PLC                                       84,450         2,231,543
HBOS PLC                                                  70,342         1,310,581
HSBC Holdings PLC                                        217,427         4,006,704
Imperial Tobacco Group PLC                                 8,038           366,991
Legal & General Group PLC                                158,555           431,571
Lloyds TSB Group PLC                                     176,061         1,945,935
Marks & Spencer Group PLC                                 16,520           207,159
National Grid PLC                                         55,583           887,817
Old Mutual PLC                                            79,582           259,904
Prudential PLC                                            29,547           452,385
Reed Elsevier PLC                                         16,388           206,338
Rio Tinto PLC                                              7,898           680,327
Royal Bank of Scotland Group (The) PLC                   156,391         1,672,771
Royal Dutch Shell PLC Class A                             61,861         2,542,074
Royal Dutch Shell PLC Class B                             41,133         1,686,102
SABMiller PLC                                             13,885           393,777
Scottish & Southern Energy PLC                            10,599           326,283
Shire PLC                                                  1,008            24,664
Standard Chartered PLC                                    15,654           510,283
Tesco PLC                                                 88,215           789,441
Unilever PLC                                              22,223           699,514
Vodafone Group PLC                                       887,276         3,190,573
Wolseley PLC                                               3,088            51,998
WPP Group PLC                                              6,480            87,397
Xstrata PLC                                                2,515           166,220
                                                                       -----------
Total United Kingdom                                                    37,901,559
----------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $136,272,542)                                                   152,371,391
==================================================================================

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  67

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund

September 30, 2007

---------------------------------------------------------------------------------
Investments                                             Shares       U.S. $ Value
---------------------------------------------------------------------------------
RIGHTS* - 0.0%
Italy - 0.0%
Capitalia SpA, expiring on 10/03/07
(Cost: $0)                                              33,984       $          -
=================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $136,272,542)                                                  152,371,391
=================================================================================
SHORT-TERM INVESTMENT - 0.5%
MONEY MARKET FUND(b) - 0.5%
United States - 0.5%
Columbia Cash Reserves Fund, 4.99%
(Cost: $687,692)                                       687,692            687,692
=================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 1.0%
MONEY MARKET FUNDS(c) - 1.0%
AIM Liquid Assets Portfolio, 5.11%                           9                  9
UBS Enhanced Yield Portfolio, 5.38%                    924,605            924,605
UBS Private Money Market Fund LLC, 5.21%               642,226            642,226
                                                                     ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $1,566,840)(d)                                                   1,566,840
=================================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.6%
(Cost: $138,527,074)(e)                                               154,625,923
Liabilities in Excess of Foreign Currency and Other
Assets - (0.6)%                                                          (877,736)
                                                                     ------------
NET ASSETS - 100.0%                                                  $153,748,187
=================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Rate shown represents annualized 7-day yield as of September 30, 2007.

(c)   Interest rates shown reflect yields as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $1,491,571 and the total market value of the collateral held by the Fund was $1,566,840.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

68  WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree International Dividend Top 100 Fund

September 30, 2007

------------------------------------------------------------------------------
Investments                                        Shares         U.S. $ Value
------------------------------------------------------------------------------
COMMON STOCKS - 99.1%
Australia - 17.8%
AMP Ltd.                                           689,521          $6,431,422
Australia & New Zealand Banking Group Ltd.         252,242           6,629,682
Commonwealth Bank of Australia                     151,000           7,535,254
Macquarie Bank Ltd.(a)                              64,451           4,813,832
National Australia Bank Ltd.                       144,098           5,063,802
QBE Insurance Group Ltd.                           172,477           5,159,015
St.George Bank Ltd.(a)                             235,951           7,389,605
Suncorp-Metway Ltd.                                404,132           7,260,026
Telstra Corp. Ltd.                               2,244,240           8,659,138
Westpac Banking Corp.                              285,396           7,197,996
Woodside Petroleum Ltd.                            126,653           5,626,497
Woolworths Ltd.                                    211,873           5,570,537
                                                                    ----------
Total Australia                                                     77,336,806
------------------------------------------------------------------------------
Belgium - 3.3%
Belgacom S.A.                                      134,421           6,220,566
Dexia N.V.                                         143,812           4,344,050
Fortis N.V.                                        128,054           3,760,611
                                                                    ----------
Total Belgium                                                       14,325,227
------------------------------------------------------------------------------
Denmark - 0.9%
Danske Bank A/S                                    101,189           4,097,678
------------------------------------------------------------------------------
Finland - 2.2%
Fortum Oyj                                         110,412           4,041,756
Sampo Oyj Class A                                  185,810           5,657,584
                                                                    ----------
Total Finland                                                        9,699,340
------------------------------------------------------------------------------
France - 12.6%
AXA S.A.                                            99,710           4,449,763
BNP Paribas                                         45,848           5,003,656
Credit Agricole S.A.                               152,919           5,882,663
Gaz de France(a)                                    84,854           4,397,399
L'Air Liquide S.A.                                  21,807           2,910,863
Natixis                                            191,034           4,224,607
Peugeot S.A.                                        58,758           4,836,607
Schneider Electric S.A.                             36,324           4,576,912
Societe Generale                                    20,000           3,347,171
Suez S.A.                                           69,257           4,067,794
TOTAL S.A.                                          58,156           4,715,926
Vivendi S.A.                                       153,337           6,454,816
                                                                    ----------
Total France                                                        54,868,177
------------------------------------------------------------------------------
Germany - 5.8%
BASF AG                                             32,873           4,534,780
Bayer Schering Pharma AG                            28,980           4,333,641
Deutsche Telekom AG                                326,141           6,391,457
Muenchener Rueckversicherungs-Gesellshaft AG        24,588           4,712,612
RWE AG                                              41,947           5,261,562
                                                                    ----------
Total Germany                                                       25,234,052
------------------------------------------------------------------------------
Hong Kong - 5.1%
BOC Hong Kong (Holdings) Ltd.                    2,586,132           6,557,999
China Netcom Group Corp. (Hong Kong) Ltd.              175                 469
CLP Holdings Ltd.                                  691,553           4,789,191
CNOOC Ltd.                                       3,255,000           5,472,032
Hang Seng Bank Ltd.                                301,116           5,352,812
                                                                    ----------
Total Hong Kong                                                     22,172,503
------------------------------------------------------------------------------
Ireland - 1.1%
Allied Irish Banks PLC                             194,047           4,691,385
Bank of Ireland                                        553              10,263
                                                                    ----------
Total Ireland                                                        4,701,648
------------------------------------------------------------------------------
Italy - 8.8%
Banca Intesa SpA                                 1,165,753           8,977,392
Banca Monte dei Paschi di Siena SpA(a)             705,270           4,315,405
Enel SpA                                           661,167           7,465,810
Eni SpA                                            155,234           5,737,706
Mediobanca SpA(a)                                  203,076           4,430,260
Telecom Italia SpA                               2,372,957           7,196,546
                                                                    ----------
Total Italy                                                         38,123,119
------------------------------------------------------------------------------
Netherlands - 4.1%
ABN AMRO Holding N.V.                               77,821           4,089,371
AEGON N.V.                                         205,465           3,924,272
ING Groep N.V.                                     119,582           5,294,076
Royal KPN N.V.                                     266,293           4,608,882
                                                                    ----------
Total Netherlands                                                   17,916,601
------------------------------------------------------------------------------
Norway - 1.4%
DnB NOR ASA                                        408,016           6,223,048
------------------------------------------------------------------------------
Portugal - 1.2%
Portugal Telecom, SGPS, S.A.                       376,368           5,261,523
------------------------------------------------------------------------------
Singapore - 1.9%
DBS Group Holdings Ltd.                            226,000           3,288,491
Singapore Telecommunications Ltd.                1,824,500           4,940,880
                                                                    ----------
Total Singapore                                                      8,229,371
------------------------------------------------------------------------------
Spain - 3.8%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.       147,850           3,456,753
Banco Santander Central Hispano, S.A.              195,681           3,793,060
Endesa S.A.                                         70,205           4,002,666
Telefonica, S.A.                                   182,707           5,100,593
                                                                    ----------
Total Spain                                                         16,353,072
------------------------------------------------------------------------------
Sweden - 4.8%
AB Volvo Class B                                   193,215           3,352,638
H&M Hennes & Mauritz AB Class B                         13                 821
Nordea Bank AB                                     278,411           4,833,098
Sandvik AB                                           2,358              50,393
Svenska Handelsbanken AB Class A                   152,384           4,711,171
Swedbank AB Class A                                118,500           3,947,527
TeliaSonera AB                                     438,000           3,943,933
                                                                    ----------
Total Sweden                                                        20,839,581
------------------------------------------------------------------------------
Switzerland - 2.1%
Swisscom AG                                         11,908           4,513,154
Zurich Financial Services AG                        15,582           4,658,460
                                                                    ----------
Total Switzerland                                                    9,171,614
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  69

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend Top 100 Fund

September 30, 2007

--------------------------------------------------------------------------------------
Investments                                               Shares          U.S. $ Value
--------------------------------------------------------------------------------------
United Kingdom - 22.2%
AstraZeneca PLC                                            89,681         $  4,474,604
Aviva PLC                                                 254,552            3,816,978
Barclays PLC                                              313,234            3,800,284
BP PLC                                                    302,653            3,499,260
British American Tobacco PLC                              120,694            4,308,094
BT Group PLC                                              905,987            5,666,641
Centrica PLC                                              508,256            3,940,057
Compass Group PLC                                         473,335            2,912,332
Diageo PLC                                                161,770            3,539,710
GlaxoSmithKline PLC                                       140,776            3,719,923
HBOS PLC                                                  206,264            3,843,019
HSBC Holdings PLC                                         259,619            4,784,212
Imperial Tobacco Group PLC                                 97,179            4,436,900
Legal & General Group PLC                               1,427,455            3,885,387
Lloyds TSB Group PLC                                      715,945            7,913,066
National Grid PLC                                         189,401            3,025,267
Old Mutual PLC                                          1,465,618            4,786,518
Royal Bank of Scotland Group (The) PLC                    459,125            4,910,838
Royal Dutch Shell PLC Class A                             118,205            4,857,436
Scottish & Southern Energy PLC                            164,641            5,068,364
Unilever PLC                                              149,537            4,706,981
Vodafone Group PLC                                      1,303,172            4,686,103
                                                                          ------------
Total United Kingdom                                                        96,581,974
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $402,116,759)                                                       431,135,334
======================================================================================
SHORT-TERM INVESTMENT - 0.4%
MONEY MARKET FUND - 0.4%
United States - 0.4%
Columbia Cash Reserves Fund, 4.99%(b)
(Cost: $1,711,075)                                      1,711,075            1,711,075
======================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 5.0%
MONEY MARKET FUNDS(c) - 5.0%
AIM Liquid Assets Portfolio, 5.11%                             40                   40
AIM Prime Portfolio, 5.08%                                    354                  354
UBS Enhanced Yield Portfolio, 5.38%                    18,427,996           18,427,996
UBS Private Money Market Fund LLC, 5.21%                3,493,705            3,493,705
                                                                          ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $21,922,095)(d)                                                      21,922,095
======================================================================================
TOTAL INVESTMENTS IN SECURITIES - 104.5%
(Cost: $425,749,929)(e)                                                    454,768,504
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (4.5)%                                                      (19,534,875)
                                                                          ------------
NET ASSETS - 100.0%                                                       $435,233,629
======================================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Rate shown represents annualized 7-day yield as of September 30, 2007.

(c)   Interest rates shown reflect yields as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $20,852,740 and the total market value of the collateral held by the Fund was $21,922,095.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

70  WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund

September 30, 2007

------------------------------------------------------------------------------------
Investments                                                Shares       U.S. $ Value
------------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
Australia - 14.2%
Alumina Ltd.                                                127,400       $  804,983
Amcor Ltd.(a)                                               132,685          866,557
Aristocrat Leisure Ltd.(a)                                   56,392          693,667
Australian Stock Exchange Ltd.(a)                            26,638        1,267,065
AXA Asia Pacific Holdings Ltd.                              127,095          877,287
Billabong International Ltd.(a)                              23,232          307,976
BlueScope Steel Ltd.                                        247,250        2,352,142
Boral Ltd.(a)                                               133,495          849,401
Caltex Australia Ltd.(a)                                     42,694          889,390
Coca-Cola Amatil Ltd.(a)                                    134,419        1,070,587
Computershare Ltd.(a)                                        91,167          749,501
CSL Ltd.                                                     14,001        1,329,467
Foster's Group Ltd.                                         335,764        1,940,288
Goodman Fielder Ltd.                                         56,403          128,778
Harvey Norman Holdings Ltd.(a)                              190,105        1,002,671
Incitec Pivot Ltd.                                              489           37,017
Insurance Australia Group Ltd.(a)                           409,815        1,903,997
John FairFax Holdings Ltd.(a)                               197,195          823,677
Leighton Holdings Ltd.(a)                                    44,186        2,013,774
Lend Lease Corp. Ltd.                                        78,911        1,319,831
Lion Nathan Ltd.(a)                                          97,334          795,033
Metcash Ltd.(a)                                              41,588          173,712
Newcrest Mining Ltd.                                         37,869          938,341
OneSteel Ltd.                                                19,141          116,878
Orica Ltd.                                                   34,437          917,298
Origin Energy Ltd.(a)                                       109,069          994,163
Oxiana Ltd.(a)                                               96,876          332,634
Perpetual Ltd.                                                1,379           89,171
Publishing & Broadcasting Ltd.(a)                           116,927        2,038,450
Qantas Airways Ltd.                                         370,268        1,828,393
Santos Ltd.                                                  78,293        1,042,745
Sims Group Ltd.                                              10,996          314,114
Sonic Healthcare Ltd.                                        25,356          350,045
TABCORP Holdings Ltd.(a)                                    113,527        1,522,056
Tattersall's Ltd.                                            91,663          322,035
Toll Holdings Ltd.                                           40,033          464,451
Wesfarmers Ltd.(a)                                           97,877        3,637,883
WorleyParsons Ltd.                                            1,466           55,020
Zinifex Ltd.                                                177,730        2,787,040
                                                                          ----------
Total Australia                                                           39,947,518
------------------------------------------------------------------------------------
Austria - 0.7%
Andritz AG                                                       97            6,684
BOEHLER-UDDEHOLM AG                                           3,730          389,571
Verbund - Oesterreichische Elektrizitatswirtschafts
AG Class A                                                    5,026          288,911
voestalpine AG                                                6,417          553,032
Wiener Staedtische AG                                         3,299          229,892
Wienerberger AG                                               6,652          414,922
                                                                          ----------
Total Austria                                                              1,883,012
------------------------------------------------------------------------------------
Belgium - 2.3%
AGFA-Gevaert N.V.                                             5,433          104,308
Bekaert S.A.                                                  1,404          187,710
Compagnie Maritime Belge S.A.                                 4,513          333,744
Compagnie Nationale A Portefeuille S.A.                       8,834          614,595
Delhaize Group                                               12,320        1,177,403
Groep Colruyt S.A.                                            2,057          433,392
KBC Ancora                                                    6,986          780,306
Mobistar S.A.                                                 8,897          776,253
Solvay S.A.                                                   7,709        1,115,740
UCB S.A.                                                     10,297          605,963
Umicore                                                       1,170          278,872
                                                                          ----------
Total Belgium                                                              6,408,286
------------------------------------------------------------------------------------
Denmark - 1.4%
Carlsberg A/S Class B                                         1,850          252,015
Coloplast A/S Class B                                         1,700          161,199
D/S Norden                                                    1,750          186,307
Danisco A/S                                                   4,250          329,615
H. Lundbeck A/S                                              11,500          311,561
Novozymes A/S Class B                                         1,850          231,896
Sydbank A/S                                                   3,650          158,428
TrygVesta A/S                                                17,350        1,386,980
Wacker Chemie AG                                              4,138          965,881
                                                                          ----------
Total Denmark                                                              3,983,882
------------------------------------------------------------------------------------
Finland - 3.9%
Elisa Oyj                                                    16,382          507,889
Kemira Oyj                                                    5,003          116,544
Kone Oyj Class B                                              4,487          326,398
Metso Oyj                                                    17,624        1,210,589
Neste Oil Oyj                                                36,773        1,342,456
Nokian Renkaat Oyj                                            4,678          182,686
OKO Bank PLC Class A                                         29,127          600,633
Ramirent Oyj                                                  5,993          129,463
Rautaruukki Oyj                                              31,070        1,877,471
Sanoma-WSOY Oyj                                              20,666          640,999
Stora Enso Oyj Class R                                       76,819        1,492,329
UPM-Kymmene Oyj                                              53,580        1,292,331
Uponor Oyj                                                    9,625          297,992
Wartsila Oyj Class B                                          7,688          525,354
YIT Oyj                                                      10,624          314,870
                                                                          ----------
Total Finland                                                             10,858,004
------------------------------------------------------------------------------------
France - 8.6%
Capgemini S.A.                                                6,839          420,361
Casino Guichard Perrachon S.A.                               16,505        1,726,173
Cie Generale d'Optique Essilor International S.A.             9,200          575,686
Ciments Francais                                              2,287          400,963
Clarins                                                       5,387          412,704
EIFFAGE                                                       5,882          664,857
Etablissements Maurel et Prom(a)                             12,041          256,519
Euler Hermes S.A.                                             3,457          459,533
Fonciere Des Regions                                          4,044          590,990
Iliad S.A.                                                      374           34,567

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  71

WisdomTree International MidCap Dividend Fund

September 30, 2007

------------------------------------------------------------------------------------
Investments                                                Shares       U.S. $ Value
------------------------------------------------------------------------------------
Imerys S.A.                                                   6,087       $  554,110
Ipsen                                                        10,586          608,970
Klepierre                                                    24,153        1,381,867
Lagardere SCA                                                 7,459          633,180
Legrand S.A.                                                 22,886          767,140
M6, Metropole Television                                     38,903        1,125,882
Neopost S.A.                                                  4,271          600,840
Nexity                                                        2,613          160,646
PagesJaunes S.A.                                             89,571        1,835,595
Publicis Groupe S.A.                                         20,393          836,415
Rallye S.A.                                                   1,242           88,315
Remy Cointreau S.A.                                           6,205          448,281
Safran S.A.                                                   2,163           52,079
SCOR SE                                                       5,819          155,496
Societe BIC S.A.                                              9,357          800,020
Societe Des Autoroutes Paris-Rhin-Rhone                      22,141        2,320,652
Societe Immobiliere de Location pour l'Industrie et
le Commerce                                                   1,525          255,634
Societe Television Francaise 1                               27,583          739,432
Sodexho Alliance S.A.                                        19,641        1,354,723
Technip S.A.                                                  8,564          763,641
Thales S.A.                                                  16,283          951,978
Thomson                                                      39,853          605,310
Valeo S.A.                                                   13,150          729,723
Wendel Investissement                                         3,182          539,866
Zodiac S.A.                                                   6,187          442,054
                                                                          ----------
Total France                                                              24,294,202
------------------------------------------------------------------------------------
Germany - 3.6%
ALTANA AG                                                    39,403          947,025
AMB Generali Holding AG                                       2,987          465,874
Celesio AG                                                    8,483          533,957
Deutsche Lufthansa AG                                        61,116        1,753,097
Fraport AG Frankfurt Airport Services Worldwide               5,570          384,107
Fresenius AG                                                  3,406          256,336
Hannover Rueckversicheru AG                                  17,638          892,484
Heidelberger Druckmaschinen AG                                4,311          188,096
Henkel KGaA                                                  11,194          528,688
Hochtief AG                                                   3,574          432,391
Hypo Real Estate Holding AG                                  18,644        1,057,400
K+S AG                                                        3,182          581,770
Merck KGaA                                                    1,940          233,409
Rheinmetall AG                                                2,716          215,183
Salzgitter AG                                                 2,326          455,633
Stada Arzneimittel AG                                         4,006          260,530
Sudzucker AG                                                 35,909          719,548
United Internet AG                                           13,502          303,197
                                                                          ----------
Total Germany                                                             10,208,725
------------------------------------------------------------------------------------
Hong Kong - 7.0%
Bank of East Asia Ltd.                                      203,367        1,141,357
Cathay Pacific Airways Ltd.                                 508,000        1,389,559
China Merchants Holdings (International) Co., Ltd.          152,321          948,005
China Overseas Land & Investment Ltd.                       224,636          512,965
China Resources Enterprise, Ltd.                            146,162          620,873
China Resources Power Holdings Co. Ltd.                      74,321          231,038
CITIC Pacific Ltd.                                          416,562        2,659,596
Denway Motors Ltd.                                          253,129          146,951
Guangdong Investment Ltd.                                   180,808          124,051
Henderson Investment Ltd.                                    78,348          130,098
Hong Kong & China Gas Co., Ltd. (The)(a)                    250,000          582,469
Hong Kong Exchanges and Clearing Ltd.                       138,662        4,240,904
Hongkong Electric Holdings Ltd.                             390,020        2,028,256
Hopewell Holdings Ltd.(a)                                   122,162          583,397
Link REIT (The)                                               6,799           14,966
MTR Corp.                                                   120,000          357,591
New World Development Ltd.                                  234,542          649,103
PCCW Ltd.                                                   626,202          414,316
Sino Land Co. Ltd.                                          533,820        1,328,941
Television Broadcasts Ltd.                                   39,084          234,947
Wharf (Holdings) Ltd.                                       192,218          945,174
Wing Hang Bank Ltd.                                          35,037          403,198
                                                                          ----------
Total Hong Kong                                                           19,687,755
------------------------------------------------------------------------------------
Ireland - 0.5%
IAWS Group PLC                                                3,104           68,643
Independent News & Media PLC                                 97,769          370,547
Irish Life & Permanent PLC                                   37,681          834,901
Kerry Group PLC Class A                                       4,116          121,754
Kingspan Group PLC                                            3,843           84,002
                                                                          ----------
Total Ireland                                                              1,479,847
------------------------------------------------------------------------------------
Italy - 7.3%
ACEA SpA                                                     24,946          490,291
AEM SpA                                                     154,603          577,155
Alleanza Assicurazioni SpA                                  145,081        1,926,062
ASM                                                          80,987          499,286
Autogrill SpA                                                22,081          424,248
Banca Carige SpA(a)                                         131,595          627,881
Banca CR Firenze SpA                                         72,716          682,526
Banca Italease SpA(a)                                        12,638          235,448
Banca Popolare di Milano S.c.r.l.                            28,071          413,583
Banca Popolare di Sondrio S.c.r.l.                           24,820          423,573
Banco Popolare S.c.r.l.                                      33,277          743,474
Benetton Group SpA                                           37,141          628,559
Bulgari SpA                                                  31,337          492,007
CIR-Compagnie Industriali Riunite SpA                       119,404          464,856
Credito Emiliano SpA                                            178            2,435
ERG SpA                                                       8,966          195,855
Finmeccanica SpA                                             18,151          527,368
Fondiaria-Sai SpA                                            11,809          553,032
Geox SpA                                                     30,903          662,307
Hera SpA                                                    104,463          430,087
Ifil Investments SpA                                         61,140          657,344
Indesit Co. SpA                                               3,038           52,235
Italcementi SpA                                              14,722          325,359
Mediaset SpA                                                179,987        1,853,211
Mediolanum SpA(a)                                            50,401          355,522
Milano Assicurazioni SpA                                     81,424          679,729
RCS MediaGroup SpA(a)                                        71,911          411,885

                       See Notes to Financial Statements.

72  WisdomTree International Dividend Funds

WisdomTree International MidCap Dividend Fund

September 30, 2007

--------------------------------------------------------------------------------
Investments                                             Shares      U.S. $ Value
--------------------------------------------------------------------------------
Snam Rete Gas SpA                                       399,544       $2,478,823
Societa Cattolica di Assicurazioni S.c.r.l.(a)           12,002          753,580
Terna SpA                                               316,017        1,165,130
Unipol SpA                                              188,222          638,416
                                                                      ----------
Total Italy                                                           20,371,267
--------------------------------------------------------------------------------
Japan - 15.1%
Advantest Corp.                                           1,500           46,690
Aioi Insurance Co., Ltd.                                 52,000          302,013
Aisin Seiki Co., Ltd.                                    19,500          778,203
Ajinomoto Co., Inc.                                      39,000          488,284
All Nippon Airways Co., Ltd.                            156,000          607,642
Asahi Breweries Ltd.                                     42,900          652,741
Asahi Kasei Corp.                                       117,000          944,016
Bank of Yokohama Ltd. (The)                              42,000          289,580
Casio Computer Co., Ltd.                                  2,300           32,916
Chiba Bank Ltd. (The)                                    77,000          594,496
Chugai Pharmaceutical Co., Ltd.                           4,400           72,571
Chugoku Electric Power Co., Inc. (The)(a)                31,200          633,413
Cosmo Oil Co., Ltd.                                      76,000          362,109
CSK Holdings Corp.                                        2,300           89,788
Dai Nippon Printing Co., Ltd.                            15,000          214,146
Daido Steel Co., Ltd.                                    30,000          255,358
Daikin Industries Ltd.                                   19,500          937,573
Daito Trust Construction Co., Ltd.                        1,000           48,168
Daiwa House Industry Co., Ltd.                           39,000          508,290
Electric Power Development Co.                           15,600          606,286
Fast Retailing Co., Ltd.                                 15,200          876,199
Fuji Electric Holdings Co., Ltd.                          6,000           26,710
Fuji Heavy Industries Ltd.                               93,000          408,338
Gunma Bank Ltd. (The)                                    20,000          133,200
Hankyu Hanshin Holdings, Inc.                           114,000          581,820
Hino Motors Ltd.                                         89,000          679,407
Hitachi Chemical Co., Ltd.                                4,200           86,728
Hokkaido Electric Power Co., Inc.                        25,400          548,789
Hokuriku Electric Power Co.                              28,900          564,105
IBIDEN Co., Ltd.                                         11,700          983,689
Iyo Bank Ltd. (The)                                       9,000           87,171
JGC Corp.                                                 1,000           19,258
JS Group Corp.                                           31,200          541,995
Kajima Corp.                                              8,000           27,475
Kaneka Corp.                                             60,000          503,934
Keio Corp.                                               19,000          118,280
Kobe Steel Ltd.                                         347,000        1,294,292
Kubota Corp.                                             37,000          304,326
Kyushu Electric Power Co., Inc.                          11,100          293,388
Lawson, Inc.                                              7,700          243,020
Marubeni Corp.                                          117,000        1,072,191
Marui Co., Ltd.                                          17,300          190,726
Matsushita Electric Works Ltd.                           39,000          469,634
Mitsubishi Gas Chemical Co., Inc.                        12,000          111,116
Mitsubishi Rayon Co., Ltd.                               14,000           99,083
Mitsubishi UFJ Financial Group, Inc.                     39,780          347,943
Mitsui Mining & Smelting Co., Ltd.                       30,000          129,114
Mizuho Investors Securities Co., Ltd.(a)                 40,000           69,556
NEC Corp.                                                28,000          135,843
NGK Spark Plug Co., Ltd.                                  3,000           46,559
Nikko Cordial Corp.                                      62,500          784,137
Nikon Corp.                                              36,000        1,236,360
Nippon Electric Glass Co., Ltd.                          45,500          731,861
Nippon Mining Holdings, Inc.                             78,000          782,611
Nippon Oil Corp.                                         78,000          723,610
Nippon Sheet Glass Co., Ltd.                             33,000          201,417
Nippon Television Network Corp.                             190           24,432
Nippon Yusen K.K.(a)                                     78,000          760,909
Nishi-Nippon City Bank Ltd. (The)                        48,000          134,800
Nisshin Seifun Group, Inc.                                2,500           23,497
Nitto Denko Corp.                                         3,200          148,572
NOK Corp.                                                23,400          500,491
Obayashi Corp.                                           23,000          106,386
OJI Paper Co., Ltd.(a)                                  117,000          565,596
Olympus Corp.                                            27,000        1,108,029
Oracle Corp. Japan(a)                                    23,900        1,090,945
Osaka Gas Co., Ltd.                                     195,000          683,259
Sankyo Co., Ltd.                                          9,600          388,123
SBI Holdings, Inc.                                        1,030          270,004
Sega Sammy Holdings, Inc.(a)                             40,700          541,416
Sekisui Chemical Co., Ltd.                                1,000            7,329
Sekisui House, Ltd.                                      39,000          490,319
Shikoku Electric Power Co., Inc.                          2,800           70,234
Shinko Securities Co., Ltd.                              25,000          115,637
Shinsei Bank Ltd.                                        42,000          132,191
Shiseido Co., Ltd.                                       39,000          864,670
Shizuoka Bank Ltd. (The)                                 39,000          378,420
Sompo Japan Insurance, Inc.                               1,000           11,459
SUMCO Corp.                                              11,200          455,732
Sumitomo Chemical Co., Ltd.                              18,000          154,154
Sumitomo Metal Mining Co., Ltd.                          50,000        1,212,885
Sumitomo Titanium Corp.                                     800           69,626
Taisei Corp.                                             15,000           43,429
Taisho Pharmaceutical Co., Ltd.                          37,000          727,036
TDK Corp.                                                 3,000          262,922
Teijin Ltd.                                              12,000           58,532
Terumo Corp.                                              9,900          499,239
TOHO Gas Co., Ltd.                                        8,000           39,438
Tohoku Electric Power Co., Inc.                          29,700          633,948
Tokuyama Corp.                                            9,000          136,391
Tokyu Corp.                                             117,000          762,944
TonenGeneral Sekiyu K.K.                                 76,000          763,205
Toppan Printing Co., Ltd.                                36,000          370,282
Toray Industries, Inc.                                   45,000          356,823
Toyo Seikan Kaisha Ltd.                                  22,500          423,532
Toyota Tsusho Corp.                                      27,300          723,949
Trend Micro, Inc.                                         3,000          129,635
Yamada Denki Co., Ltd.                                    7,800          771,082
Yamaguchi Financial Group, Inc.                          17,000          177,368
Yamaha Motor Co., Ltd.                                   23,400          596,114

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  73

WisdomTree International MidCap Dividend Fund

September 30, 2007

-------------------------------------------------------------------------------
Investments                                           Shares        U.S. $ Value
-------------------------------------------------------------------------------
Yamato Holdings Co., Ltd.                               39,000       $  584,246
                                                                     ----------
Total Japan                                                          42,287,398
-------------------------------------------------------------------------------
Netherlands - 1.8%
Boskalis Westminster - CVA                               5,185          260,739
Fugro N.V.                                               3,574          289,362
Heineken Holding N.V.                                   12,702          726,179
Koninklijke BAM Groep N.V.                              23,956          636,750
Koninklijke DSM N.V.                                     3,517          189,314
Koninklijke Vopak N.V.                                   3,921          223,050
Randstad Holding N.V.                                   11,061          596,339
SBM Offshore N.V.                                       15,627          612,714
SNS Reaal                                               16,380          370,154
USG People N.V.                                          3,586          101,946
Vedior N.V.                                             11,167          245,046
Wolters Kluwer N.V.                                     28,181          834,415
                                                                     ----------
Total Netherlands                                                     5,086,008
-------------------------------------------------------------------------------
New Zealand - 1.4%
Contact Energy Ltd.                                     66,910          464,620
Fletcher Building Ltd.                                  82,403          790,126
Telecom Corp. of New Zealand Ltd.(a)                   755,968        2,553,306
                                                                     ----------
Total New Zealand                                                     3,808,052
-------------------------------------------------------------------------------
Norway - 0.9%
Aker ASA Class A                                        13,745          965,807
Storebrand ASA                                          46,389          716,935
Tandberg ASA                                             2,300           55,037
Yara International ASA                                  26,647          837,902
                                                                     ----------
Total Norway                                                          2,575,681
-------------------------------------------------------------------------------
Portugal - 1.2%
Banco BPI, S.A.                                         43,773          367,285
Banco Espirito Santo, S.A.                              51,171        1,157,088
Brisa-Auto-estradas de Portugal S.A.(a)                 54,636          714,845
PT Multimedia - Servicos de Telecomunicacoes e
  Multimedia, SGPS, S.A.(a)                             64,051          950,981
Sonae SGPS, S.A.                                       108,718          281,396
                                                                     ----------
Total Portugal                                                        3,471,595
-------------------------------------------------------------------------------
Singapore - 2.0%
City Developments Ltd.                                  34,802          379,799
ComfortDelgro Corp., Ltd.                               33,000           43,127
Fraser and Neave Ltd.                                  116,402          446,961
Jardine Cycle & Carriage Ltd.                            1,904           23,729
Keppel Corp. Ltd.                                       78,000          756,644
Neptune Orient Lines Ltd.                                6,000           21,422
SembCorp Industries Ltd.                               115,000          499,680
SembCorp Marine Ltd.                                   163,800          507,582
SIA Engineering Co., Ltd.                               47,000          155,142
Singapore Exchange Ltd.                                150,000        1,303,513
Singapore Press Holdings Ltd.                          192,000          558,752
Singapore Technologies Engineering Ltd.                117,000          307,387
StarHub Ltd.                                           216,810          452,768
Venture Corp., Ltd.                                      7,000           77,807
                                                                     ----------
Total Singapore                                                       5,534,313
-------------------------------------------------------------------------------
Spain - 4.4%
Abengoa SA                                                 456           18,035
Acerinox S.A.(a)                                        14,314          429,525
Banco de Valencia S.A.(a)                                4,926          283,583
Banco Pastor S.A.(a)                                    10,597          175,119
Bankinter, S.A.(a)                                      24,955          358,801
Bolsas y Mercados Espanoles                             11,831          732,580
Cementos Portland Valderrivas, S.A.                        497           53,929
Cintra, Concesiones de Infraestructuras de
Transporte, S.A.(a)                                     15,153          230,152
Ebro Puleva S.A.(a)                                     32,546          665,582
Enagas                                                  27,720          716,692
Fomento de Construcciones y Contratas S.A.              17,520        1,413,986
Gamesa Corp Tecnologica S.A.                             9,853          401,456
Gestevision Telecinco, S.A.(a)                          75,601        1,979,368
Grupo Catalana Occidente S.A.                              292           10,390
Iberia Lineas Aereas de Espana                          67,025          325,993
Indra Sistemas S.A.                                     25,723          693,960
Mapfre S.A.                                            173,714          783,140
Metrovacesa S.A.                                         9,994        1,133,484
Promotora de Informaciones S.A.(a)                      12,011          236,578
Red Electrica de Espana                                  8,917          460,965
Sociedad General de Aguas de Barcelona S.A.
Class A                                                  7,821          296,418
Vocento S.A.                                            14,765          334,919
Zardoya-Otis S.A.                                       21,884          677,533
                                                                     ----------
Total Spain                                                          12,412,188
-------------------------------------------------------------------------------
Sweden - 3.7%
Alfa Laval AB                                            7,816          500,805
Assa Abloy AB Class B                                   37,647          778,366
Atlas Copco AB Class B                                  14,462          230,263
Boliden AB                                              23,750          503,890
Electrolux AB Series B                                  31,264          659,685
Fabege AB                                               30,580          362,807
Hexagon AB Class B                                      18,948          382,970
Holmen AB Class B                                       19,216          733,702
Investment AB Kinnevik Class B                          15,631          327,405
JM AB                                                    1,600           38,460
OMX AB                                                   2,400          103,694
Scania AB Class A                                       15,484          394,936
Scania AB Class B                                       29,584          717,986
Securitas AB Class B                                    61,847          812,638
SKF AB Class B                                          39,084          820,160
Skanska AB Class B                                      46,895          926,077
SSAB Svenskt Stal AB Series A                           15,116          557,295
Svenska Cellulosa Aktiebolaget SCA Class B              59,111        1,098,785
Swedish Match AB                                        15,631          323,781
Tele2 AB Class B                                        10,747          231,335
                                                                     ----------
Total Sweden                                                         10,505,040
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

74  WisdomTree International Dividend Funds

WisdomTree International MidCap Dividend Fund

September 30, 2007

------------------------------------------------------------------------
Investments                                   Shares        U.S. $ Value
------------------------------------------------------------------------
Switzerland - 1.8%
Baloise Holding AG                               4,357       $   439,355
Ciba Specialty Chemicals Holding Inc.           16,575           842,087
Givaudan S.A.                                      468           431,063
Kuehne + Nagel International AG                  5,793           568,291
Lonza Group AG                                   2,209           240,150
Nobel Biocare Holding AG                           819           221,015
Panalpina Welttransport (Holding) AG             1,131           187,822
Phonak Holding AG                                1,614           161,372
Schindler Holding AG                             2,833           178,487
SGS S.A.                                           662           753,689
Straumann Holding AG                               351            98,251
Sulzer AG                                           81           115,794
Swatch Group AG (The)                            3,143           200,574
Swatch Group AG (The) Class B                      789           258,002
Vontobel Holding AG                              6,204           316,785
                                                             -----------
Total Switzerland                                              5,012,737
------------------------------------------------------------------------
United Kingdom - 17.5%
Admiral Group PLC                               29,917           548,562
Alliance & Leicester PLC                        98,725         1,593,007
Amlin PLC                                      215,975         1,449,854
AMVESCAP PLC                                   123,597         1,665,725
Antofagasta PLC                                 90,231         1,401,719
Arriva PLC                                      28,923           455,205
Ashmore Group PLC                               10,479            61,913
Barratt Developments PLC                        22,689           345,766
Bellway PLC                                      4,728            99,312
Bradford & Bingley PLC                         102,649           633,669
Bunzl PLC                                       57,365           818,692
Cable & Wireless PLC                           360,786         1,352,486
Capita Group PLC                                87,303         1,287,755
Carnival PLC                                    27,564         1,310,716
Carphone Warehouse Group PLC                    16,978           120,547
Close Brothers Group PLC                        44,508           737,215
Drax Group PLC                                  16,385           203,630
DSG International PLC                          305,462           840,149
Emap PLC                                        15,487           277,346
Enterprise Inns PLC                            104,330         1,258,335
FirstGroup PLC                                   4,733            66,390
Friends Provident PLC                           68,699           240,738
GKN PLC                                        146,166         1,054,181
IMI PLC                                         74,723           813,706
Imperial Chemical Industries PLC               146,436         1,945,184
Inmarsat PLC                                     3,693            34,215
Intercontinental Hotels Group PLC               45,180           893,320
Investec PLC                                    12,429           129,650
ITV PLC                                        585,147         1,223,144
Kelda Group PLC                                 62,083         1,090,298
Kesa Electricals PLC                            10,339            57,979
Kingfisher PLC                                 506,589         1,845,393
LogicaCMG PLC                                  228,998           705,655
Lonmin PLC                                       3,020           224,515
Meggitt PLC                                     65,432           422,919
Michael Page International PLC                  22,297           187,385
National Express Group PLC                       6,639           167,316
NEW Star Asset Management Group Ltd.            11,788            87,419
Next PLC                                        35,430         1,417,679
Northern Rock PLC                               58,911           215,080
Pennon Group PLC                                49,633           613,797
Persimmon PLC                                   69,243         1,359,935
Premier Foods PLC                               37,339           169,642
Provident Financial PLC                         15,004           273,281
Rentokil Initial PLC                            32,521           110,582
Resolution PLC                                  36,556           508,308
Rexam PLC                                       75,961           853,496
Royal & Sun Alliance Insurance Group            99,083           311,884
Sage Group PLC (The)                            61,133           310,439
Scottish & Newcastle PLC                       187,285         2,333,270
Segro PLC                                       52,464           533,903
Severn Trent PLC                                29,949           860,333
Smith & Nephew PLC                              52,404           637,922
Smiths Group PLC                                63,748         1,388,384
St. James's Place PLC                           73,355           564,920
Tate & Lyle PLC                                 93,498           766,714
Tomkins PLC                                    203,192           940,753
Trinity Mirror PLC                              68,469           574,720
Tullow Oil PLC                                  25,137           305,228
United Utilities PLC                           248,169         3,539,248
Vedanta Resources PLC                            6,927           286,488
Whitbread PLC                                   40,145         1,326,623
Yell Group PLC                                 132,827         1,160,938
                                                             -----------
Total United Kingdom                                          49,014,577
------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $274,990,239)                                         278,830,087
========================================================================

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  75

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund

September 30, 2007

-----------------------------------------------------------------------------------
Investments                                               Shares       U.S. $ Value
-----------------------------------------------------------------------------------
RIGHTS - 0.0%*
Austria - 0.0%
Wienerberger AG, expiring 10/08/07
(Cost: $0)                                                  6,652      $          -
===================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $274,990,239)                                                    278,830,087
===================================================================================
SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
United States - 0.2%
Columbia Cash Reserves Fund, 4.99%(b)
(Cost: $502,669)                                          502,669           502,669
===================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 10.7%
MONEY MARKET FUNDS(c) - 10.7%
AIM Liquid Assets Portfolio, 5.11%                              5                 5
UBS Enhanced Yield Portfolio, 5.38%                    12,288,720        12,288,720
UBS Private Money Market Fund LLC, 5.21%               17,807,800        17,807,800
                                                                       ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $30,096,525)(d)                                                   30,096,525
===================================================================================
TOTAL INVESTMENTS IN SECURITIES - 110.2%
(Cost: $305,589,433)(e)                                                $309,429,281
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (10.2)%                                                  (28,633,963)
                                                                       ------------
NET ASSETS - 100.0%                                                    $280,795,318
===================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Rate shown represents annualized 7-day yield as of September 30, 2007.

(c)   Interest rates shown reflect yields as of September 30, 2007.

(d ) At September 30, 2007, the total market value of the Fund's securities on loan was $28,305,308 and the total market value of the collateral held by the Fund was $30,096,525.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

76  WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund

September 30, 2007

--------------------------------------------------------------------------------
Investments                                        Shares           U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
Australia - 18.0%
A.B.C. Learning Centres Ltd.(a)                      47,532          $   276,357
ABB Grain Ltd.                                      201,957            1,385,095
Adelaide Bank Ltd.(a)                               119,467            1,493,857
Adelaide Brighton Ltd.(a)                           590,805            2,065,191
Ansell Ltd.                                         155,789            1,723,319
APN News & Media Ltd.(a)                            403,575            1,864,291
APN/UKA European Retail Trust(a)                    761,897              903,483
Austereo Group Ltd.(a)                              905,287            2,002,835
Australian Agricultural Co., Ltd.(a)                636,403            1,621,973
Australian Wealth Management Ltd.(a)                493,969            1,084,102
AWB Ltd.(a)                                         741,708            1,614,682
Bank of Queensland Ltd.(a)                          110,459            1,679,357
Bendigo Bank Ltd.(a)                                170,254            2,064,129
Cabcharge Australia Ltd.(a)                         163,911            1,453,432
Candle Australia Ltd.                               159,488              462,936
Coates Hire Ltd.(a)                                 183,743              983,751
Commander Communications Ltd.(a)                    441,619              232,532
Consolidated Rutile Ltd.                          1,905,903            1,003,544
Corporate Express Australia Ltd.(a)                 241,202            1,506,970
Crane Group Ltd.(a)                                 141,835            2,142,574
CSR Ltd.(a)                                       1,092,104            3,005,683
David Jones Ltd.(a)                                 608,625            2,746,876
Downer EDI Ltd.                                     260,235            1,441,647
Everest Babcock & Brown Ltd.                        108,039              189,306
Flight Centre Ltd.(a)                               116,667            2,240,406
Funtastic Ltd.(a)                                   930,790            1,173,777
Futuris Corp., Ltd.(a)                              956,768            1,803,454
Great Southern Ltd.(a)                              435,780              894,693
G.U.D Holdings Ltd.(a)                               15,878              145,430
Gunns Ltd.(a)                                       520,816            1,285,901
GWA International Ltd.(a)                           586,692            2,030,046
Healthscope Ltd.(a)                                  93,036              474,234
Hills Industries Ltd.(a)                            319,801            1,655,597
Iluka Resources Ltd.                                    464                2,267
Infomedia Ltd.(a)                                 1,303,461              686,331
Iress Market Technology Ltd.(a)                     233,030            1,608,516
JB Hi-Fi Ltd.                                       159,389            2,032,550
Jubilee Mines NL(a)                                 188,097            2,889,684
Just Group Ltd.(a)                                  427,638            1,967,879
MacArthur Coal Ltd.(a)                              215,078            1,294,267
Mariner Financial Ltd.                              520,422              292,448
MFS Ltd.(a)                                         359,950            1,493,943
Mincor Resources NL(a)                              384,112            1,444,660
Monadelphous Group Ltd.(a)                           94,572            1,213,527
Nufarm Ltd.(a)                                      144,119            1,710,287
Over Fifty Group Ltd.                               276,619              638,912
Pacific Brands Ltd.(a)                              809,183            2,219,868
PaperlinX Ltd.(a)                                   471,500            1,268,452
Peet & Co., Ltd.                                    300,809            1,011,564
Perilya Ltd.                                        274,501              969,250
Port Bouvard Ltd.(a)                              1,042,533            1,632,984
Primary Health Care Ltd.(a)                          74,858              806,872
Ramsay Health Care Ltd.(a)                          149,309            1,413,802
Ridley Corp., Ltd.(a)                               492,226              509,647
Salmat Ltd.                                          25,494              105,585
Sedgman Ltd.                                        558,496            1,546,975
Seek Ltd.(a)                                        294,538            2,374,535
Seven Network Ltd.(a)                               177,335            2,055,818
Sigma Pharmaceuticals Ltd.(a)                     1,127,400            1,461,620
Southern Cross Broadcasting Australia Ltd.(a)       132,884            2,015,591
Specialty Fashion Group Ltd.                        119,205              169,840
Spotless Group Ltd.(a)                              303,885            1,167,126
STW Communications Group Ltd.(a)                    507,231            1,167,073
Sunland Group Ltd.(a)                               244,286              875,533
Symbion Health Ltd.                                 575,191            2,122,593
Ten Network Holdings Ltd.(a)                        622,979            1,499,551
Timbercorp Ltd.(a)                                  264,259              441,988
Transfield Services Ltd.(a)                         152,499            1,786,791
United Group Ltd.(a)                                152,459            2,500,041
Washington H. Soul Pattinson & Co., Ltd.(a)         234,657            1,922,930
West Australian Newspapers Holdings Ltd.(a)         236,554            3,248,933
                                                                     -----------
Total Australia                                                      100,221,693
--------------------------------------------------------------------------------
Austria - 0.4%
AT&S Austria Technologie & Systemtechnik AG           7,472              193,717
Flughafen Wien AG                                    11,749            1,210,388
Schoeller-Bleckmann Oilfield Equipment AG             4,969              421,880
Semperit AG Holding                                   9,796              429,783
                                                                     -----------
Total Austria                                                          2,255,768
--------------------------------------------------------------------------------
Belgium - 1.6%
Barco N.V.                                           11,214              963,418
Cofinimmo                                             5,313              937,382
Cumerio N.V.                                         14,595              591,554
Econocom Group S.A./N.V.                             45,880              493,929
Euronav N.V.                                         87,130            2,732,256
EVS Broadcast Equipment S.A.                          6,167              614,805
Exmar N.V.                                           13,649              417,335
Melexis N.V.                                         28,720              528,115
Omega Pharma S.A.                                     3,435              300,433
Tessenderlo Chemie N.V.                              22,165            1,281,052
                                                                     -----------
Total Belgium                                                          8,860,279
--------------------------------------------------------------------------------
Denmark - 0.6%
Amagerbanken A/S                                      2,000              114,474
Auriga Industries A/S Class B(a)                      8,002              164,884
Bang & Olufsen A/S Class B(a)                         3,950              444,637
Harboes Bryggeri A/S                                 13,400              383,489
NKT Holding A/S                                       9,902            1,107,076
Rella Holding A/S                                    26,600              451,678
SimCorp A/S                                             950              213,332
Sjaelso Gruppen                                       3,200              113,864
Spar Nord Bank A/S                                   15,757              363,761
                                                                     -----------
Total Denmark                                                          3,357,195
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  77

WisdomTree International SmallCap Dividend Fund

September 30, 2007

-------------------------------------------------------------------------------
Investments                                            Shares      U.S. $ Value
-------------------------------------------------------------------------------
Finland - 2.8%
Ahlstrom Oyj                                                136      $    3,845
Alma Media                                                  629          10,520
Amer Sports Oyj(a)                                       33,170         766,556
Aspo Oyj(a)                                              62,269         594,210
Citycon Oyj                                              83,161         528,655
Elcoteq SE                                               96,570         650,977
Elektrobit Corp.(a)                                     254,570         687,869
Finnair Oyj                                              33,170         551,921
HK-Ruokatalo Oyj Class A                                 20,749         432,885
KCI Konecranes Oyj                                       24,885         998,357
Kemira GrowHow Oyj                                       74,873       1,278,832
Lassila & Tikanoja Oyj                                   16,583         533,695
M-real Oyj Class B(a)                                   148,336         826,947
Orion Oyj Class B                                       135,953       3,445,415
Poyry Oyj                                                41,542       1,038,608
Stockmann Oyj Abp Class B(a)                             16,583         797,830
Talentum Oyj                                            281,847       1,410,916
Technopolis PLC                                          49,932         434,586
TietoEnator Oyj                                          37,674         843,319
                                                                     ----------
Total Finland                                                        15,835,943
-------------------------------------------------------------------------------
France - 1.7%
ABC Arbitrage                                            20,885         183,853
April Group                                               7,278         447,655
Bacou-Dalloz S.A.                                         2,475         307,914
Canal Plus S.A.                                         137,788       1,530,410
Carbone Lorraine                                          2,585         200,172
GFI Informatique                                          5,130          52,237
Groupe Steria SCA                                         5,316         268,310
Haulotte Group                                           10,861         408,546
Havas S.A.                                              187,736       1,105,333
IMS-International Metal Service                          12,098         505,832
Kaufman & Broad S.A.                                      6,239         383,748
Manitou BF S.A.                                          16,072         868,558
NRJ Group(a)                                             47,546         618,700
Sechilienne-Sidec                                         7,983         630,093
Sequana Capital S.A.                                      9,889         325,573
Ste Industrielle d'Aviation Latecoere S.A.(a)            42,081       1,214,863
TRIGANO S.A.                                              5,476         246,870
                                                                     ----------
Total France                                                          9,298,667
-------------------------------------------------------------------------------
Germany - 3.8%
AWD Holding AG                                           47,844       1,594,208
Beate Uhse AG                                            98,245         423,349
Bechtle AG                                               13,503         584,932
Comdirect Bank AG(a)                                    138,400       1,720,255
DAB Bank AG                                              36,212         322,383
Demag Cranes AG                                           4,892         229,864
Deutsche Wohnen AG                                       30,864       1,322,503
Douglas Holding AG                                       17,470       1,088,457
ElringKlinger AG                                          6,327         715,336
Gerry Weber International AG                             14,792         476,686
Grammer AG                                                7,365         233,049
HCI Capital AG                                           27,379         591,843
Hugo Boss AG                                              2,302         160,383
IDS Scheer AG                                            15,829         347,798
Indus Holding AG                                         12,386         457,983
Krones AG                                                 7,950         641,281
Leoni AG                                                  9,316         566,914
Lloyd Fonds AG                                           26,516         613,914
MLP AG(a)                                                54,491         725,347
MPC Muenchmeyer Petersen Capital AG                      18,811       1,602,983
MVV Energie AG                                           32,792       1,375,270
Norddeutsche Affinerie AG                                29,529       1,293,435
Praktiker Bau-und Heimwerkermaerkte AG                   24,876         928,656
Sixt AG                                                   6,247         311,568
Software AG                                               8,714         815,929
Takkt AG                                                 19,931         337,304
Techem AG                                                20,375       1,360,727
Vivacon AG                                                4,528         117,521
                                                                     ----------
Total Germany                                                        20,959,878
-------------------------------------------------------------------------------
Hong Kong - 4.3%
Beijing Enterprises Holdings Ltd.(a)                    182,074         925,762
Champion REIT(a)                                        372,000         211,651
China Power International Development Ltd.            2,720,622       1,425,335
Chong Hing Bank Ltd.(a)                                 240,110         524,810
Cross-Harbour Holdings Ltd.                             240,189         261,564
Dah Sing Banking Group Ltd.                             852,503       1,883,075
Dah Sing Financial Holdings Ltd.                        196,010       1,513,854
Fountain Set (Holdings) Ltd.                            800,364         292,591
Fubon Bank Ltd.                                         960,432         568,694
Guangzhou Investment Co., Ltd.(a)                     4,452,585       1,392,749
GZI Real Estate Investment Trust                      1,886,895         755,375
Hon Kwok Land Investment Co., Ltd.                      804,000         327,038
Hong Kong Aircraft Engineering Co. Ltd.(a)              127,229       2,880,754
Hongkong & Shanghai Hotels Ltd., (The)                   33,142          58,787
Industrial & Commercial Bank of China Ltd.              781,364       2,182,567
Next Media Ltd.                                       4,444,000       1,258,494
Oriental Press Group Ltd.                             4,461,017         712,049
Prosperity Real Estate Investment Trust               3,046,571         647,068
Shaw Brothers (Hong Kong) Ltd.                          240,110         434,560
Singamas Container Holdings Ltd.(a)                     320,142         194,509
Sun Hung Kai & Co., Ltd.(a)                           1,252,189       1,789,152
Techtronic Industries Co.                               135,500         154,535
Tianjin Development Holdings Ltd.                       332,074         473,619
Vitasoy International Holdings Ltd.                     800,364         347,194
Wing Lung Bank Ltd.                                     237,866       2,466,337
                                                                     ----------
Total Hong Kong                                                      23,682,123
-------------------------------------------------------------------------------
Ireland - 0.8%
Abbey PLC                                                15,239         149,026
FBD Holdings PLC                                         13,803         431,858
Fyffes PLC                                              325,522         421,276
Glanbia PLC                                             116,911         701,638
Greencore Group PLC                                     119,027         774,429
McInerney Holdings PLC                                   52,458          99,394

                       See Notes to Financial Statements.

78  WisdomTree International Dividend Funds

WisdomTree International SmallCap Dividend Fund

September 30, 2007

------------------------------------------------------------------------------------
Investments                                                 Shares      U.S. $ Value
------------------------------------------------------------------------------------
Paddy Power PLC                                              52,619       $1,854,339
United Drug PLC                                              51,745          239,573
                                                                          ----------
Total Ireland                                                              4,671,533
------------------------------------------------------------------------------------
Italy - 4.1%
AcegasAps SpA                                                55,058          587,647
Amplifon SpA(a)                                              56,211          444,069
Anima SGRpA                                                  27,468          113,480
Apulia Prontoprestito SpA                                    51,697           82,858
Arnoldo Mondadori Editore SpA(a)                            206,260        1,990,261
Astaldi SpA                                                  68,906          551,710
Autostrada Torino-Milano SpA                                 50,014        1,182,137
Azimut Holding SpA                                           41,706          640,571
Banca Intermobiliare SpA                                     73,468          757,498
Banca Popolare dell'Etruria e del Lazio                      23,216          402,142
Banco di Desio e della Brianza SpA                           52,304          591,354
Biesse SpA                                                    4,965          144,397
Brembo SpA                                                   41,382          546,435
Caltagirone SpA                                              41,758          436,488
Carraro SpA                                                  13,230          142,712
Cembre SpA                                                   15,465          150,876
Cementir - Cementerie del Tirreno SpA(a)                     63,173          636,976
COFIDE - Compagnia Finanziaria De Benedetti SpA             316,222          539,658
Credito Artigiano SpA(a)                                    130,242          737,190
Cremonini SpA                                               334,915        1,007,373
ERGO Previdenza SpA                                         112,773          641,520
Fiera Milano SpA                                             50,753          436,679
Gewiss SpA                                                   52,716          398,091
GranitiFiandre SpA                                           16,487          231,070
Gruppo Editoriale L'Espresso SpA(a)                         313,780        1,532,841
I.M.A. - Industria Macchine Automatiche SpA                  11,797          268,434
Marzotto SpA                                                 34,645          196,342
Navigazione Montanari SpA                                   106,939          513,661
Panariagroup Industrie Ceramiche SpA                         58,470          495,592
Piccolo Credito Valtellinese Scarl                           52,964          751,721
Premafin Finanziaria SpA Holding Di Partecipazioni          161,930          488,212
Premuda SpA                                                 350,506          805,531
Recordati SpA                                               142,298        1,341,707
Risanamento SpA(a)                                          150,516        1,133,428
Societa Iniziative Autostradali e Servizi SpA                79,930        1,202,654
SOGEFI SpA                                                   63,978          548,647
                                                                          ----------
Total Italy                                                               22,671,962
------------------------------------------------------------------------------------
Japan - 22.2%
ABC-Mart, Inc.                                               48,500        1,052,102
ADEKA Corp.                                                  40,000          419,076
Aica Kogyo Co., Ltd.                                          6,500           71,039
Aichi Steel Corp.(a)                                         80,000          472,286
Air Water, Inc.                                             127,000        1,413,381
Alpen Co., Ltd.                                              34,100          456,880
Alpine Electronics, Inc.                                     32,000          470,756
AOC Holdings, Inc.                                           32,000          521,949
Ardepro Co., Ltd.                                             1,682          435,801
Arisawa Manufacturing Co., Ltd.(a)                          137,700        1,211,602
Arnest One Corp.(a)                                          43,700          248,108
Asatsu-DK, Inc.                                              16,000          514,715
Awa Bank Ltd. (The)                                          80,000          394,383
Bank of Nagoya Ltd. (The)                                    84,000          563,092
Best Denki Co., Ltd.(a)                                      64,000          451,837
Bosch Corp.                                                 223,000        1,081,894
Calsonic Kansei Corp.                                       162,000          632,422
Canon Electronics, Inc.                                      15,300          390,432
Cawachi Ltd.                                                  2,900           77,912
Central Glass Co., Ltd.                                      80,000          402,730
Chuetsu Pulp & Paper Co., Ltd.                              562,000        1,177,603
Chukyo Bank Ltd. (The)                                      173,000          511,412
Circle K Sunkus Co., Ltd.                                    24,000          372,473
Coca-Cola West Japan Co., Ltd.                               24,000          563,405
COMSYS Holdings Corp.                                        80,000          876,407
Daifuku Co., Ltd.                                            87,500          998,131
Daikoku Denki Co., Ltd.                                      49,100          661,696
Daio Paper Corp.(a)                                         115,000          931,878
Daisan Bank Ltd. (The)                                      164,000          531,861
Daishi Bank Ltd. (The)                                       80,000          322,045
Disco Corp.                                                   8,000          445,855
Ebara Corp.(a)                                              268,000        1,237,299
Ehime Bank Ltd. (The)                                       162,000          553,545
Eighteenth Bank Ltd. (The)                                  136,000          545,112
Exedy Corp.                                                  16,000          498,022
Ezaki Glico Co., Ltd.(a)                                     80,000          898,665
FCC Co., Ltd.                                                16,700          300,561
Fuji Fire & Marine Insurance Co., Ltd. (The)                227,000          773,673
Futaba Industrial Co., Ltd.                                  24,000          617,659
Gigas K's Denki Corp.                                        16,000          348,476
Gun-Ei Chemical Industry Co., Ltd.(a)                       192,000          469,087
Gunze Ltd.                                                   80,000          393,688
Hankyu Department Stores, Inc.                               80,000          660,088
Hanwa Co., Ltd.                                              73,000          369,395
Heiwa Corp.                                                  32,000          376,160
Higo Bank Ltd. (The)                                         80,000          532,800
Hikari Tsushin, Inc.                                         21,900          599,791
Hitachi Cable Ltd.                                           80,000          495,240
Hitachi Koki Co., Ltd.(a)                                    92,000        1,583,793
Hitachi Kokusai Electric, Inc.                               66,000          823,458
Hitachi Maxell Ltd.                                          40,000          431,248
Hitachi Software Engineering Co., Ltd.                       30,800          586,463
Hitachi Transport System Ltd.                                48,000          554,223
Hokkoku Bank Ltd. (The)                                      80,000          353,345
Hokuetsu Paper Mills Ltd.                                    83,000          426,492
HORIBA Ltd.                                                  16,000          671,912
House Foods Corp.                                            33,600          585,732
Hyakugo Bank Ltd. (The)                                      80,000          461,853
Hyakujushi Bank Ltd. (The)                                   80,000          392,992
Iida Home Max Co., Ltd.(a)                                   22,600          289,439
Iino Kaiun Kaisha Ltd.                                       47,600          672,521
Itochu Enex Co., Ltd.                                        25,500          172,491
Izumiya Co., Ltd.                                            73,000          408,747

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  79

WisdomTree International SmallCap Dividend Fund

September 30, 2007

----------------------------------------------------------------------------
Investments                                         Shares      U.S. $ Value
----------------------------------------------------------------------------
Japan Airport Terminal Co., Ltd.(a)                   39,000       $ 937,573
Joint Corp.                                            6,500         173,499
Kagome Co., Ltd.(a)                                   39,400         702,256
Kagoshima Bank Ltd. (The)                             80,000         570,360
Kamei Corp.                                           76,000         436,778
Kandenko Co., Ltd.(a)                                 80,000         510,542
Kansai Paint Co., Ltd.(a)                            109,000         834,926
Kanto Natural Gas Development Ltd.                    75,000         470,808
Kasumi Co., Ltd.                                     101,000         517,228
Kato Sangyo Co., Ltd.                                 41,200         540,545
Katokichi Co., Ltd.                                   56,000         256,106
Kayaba Industry Co., Ltd.                             90,000         431,944
Keihin Corp.                                          24,000         455,941
Keisei Electric Railway Co., Ltd.(a)                  80,000         443,073
Keiyo Bank Ltd. (The)                                 80,000         443,768
Kintetsu World Express, Inc.                          17,000         580,881
Kobayashi Pharmaceutical Co., Ltd.                    16,000         567,578
Koei Co., Ltd.(a)                                     71,200       1,361,909
Koito Manufacturing Co., Ltd.                         82,000         998,844
Kojima Co., Ltd.(a)                                   59,300         358,847
Kokuyo Co., Ltd.(a)                                   50,500         524,253
Komeri Co., Ltd.                                      16,000         429,857
Komori Corp.                                          14,000         342,651
Konaka Co., Ltd.                                      58,300         442,515
Kyodo Printing Co., Ltd.                             145,000         445,029
Kyowa Exeo Corp.                                      80,000         838,152
Lion Corp.(a)                                         83,000         389,688
Maeda Corp.                                          114,000         440,082
Makino Milling Machine Co., Ltd.                      80,000         843,020
Maruzen Showa Unyu Co., Ltd.                         152,000         522,019
Matsui Securities Co., Ltd.(a)                       151,800       1,161,449
Matsumotokiyoshi Co., Ltd.                            23,200         428,640
Meiji Dairies Corp.                                   80,000         451,419
Meiji Seika Kaisha Ltd.(a)                            80,000         402,035
Meitec Corp.(a)                                       16,000         468,808
Michinoku Bank Ltd. (The)                            156,000         481,502
Mie Bank Ltd. (The)                                  102,000         501,065
Minebea Co., Ltd.                                    166,000       1,134,426
MISUMI Group, Inc.(a)                                 32,000         542,538
Mitsuuroko Co., Ltd.                                  81,000         573,969
Miyazaki Bank Ltd. (The)                             115,000         440,942
Mochida Pharmaceutical Co., Ltd.                      75,000         710,125
Morinaga Milk Industry Co., Ltd.                     148,000         591,923
Musashino Bank Ltd. (The)                              8,000         379,081
Nabtesco Corp.                                        80,000       1,303,482
Nachi-Fujikoshi Corp.                                 80,000         319,958
Nagase & Co., Ltd.                                    80,000         945,964
NEC Fielding Ltd.                                     25,500         294,431
Nichiha Corp.                                         13,000         140,834
Nichirei Corp.                                        80,000         366,561
Nidec Sankyo Corp.                                    37,000         247,707
Nifco, Inc.                                           22,900         547,537
Nihon Kohden Corp.                                     8,200         150,433
Nihon Yamamura Glass Co., Ltd.                       191,000         461,662
Nippon Chemical Industrial Co., Ltd.                 182,000         526,940
Nippon Kayaku Co., Ltd.                              172,000       1,429,657
Nippon Light Metal Co., Ltd.                         160,000         351,954
Nippon Paint Co., Ltd.(a)                             80,000         413,164
Nippon Parking Development Co., Ltd.                   9,031         486,825
Nippon Shinyaku Co., Ltd.                             62,000         544,990
Nippon Suisan Kaisha Ltd.                             96,000         506,647
Nipro Corp.                                            8,000         157,892
Nishimatsuya Chain Co., Ltd.                          32,000         405,373
Nishi-Nippon Railroad Co., Ltd.                      160,000         573,143
Nissan Shatai Co., Ltd.                              147,000         903,613
Nissin Kogyo Co., Ltd.                                23,500         676,303
NS Solutions Corp.                                    16,200         447,907
Obic Co., Ltd.                                         2,400         464,913
Ogaki Kyoritsu Bank Ltd. (The)                        80,000         436,813
Oita Bank Ltd. (The)                                  79,000         443,029
Okamura Corp.(a)                                      74,000         580,985
Okasan Holdings, Inc.(a)                             167,000         968,474
OKUMA Holdings Corp.                                  62,000         903,465
Okumura Corp.                                         80,000         406,903
OMC Card, Inc.(a)                                    135,000         535,235
Onward Kashiyama Co., Ltd.                            77,000         777,933
OSG Corp.(a)                                          32,000         332,757
PanaHome Corp.(a)                                     80,000         506,369
Paramount Bed Co., Ltd.(a)                             9,800         131,388
Paris Miki, Inc.(a)                                   24,000         325,523
Point, Inc.(a)                                         8,000         275,442
QP Corp.                                              56,000         511,725
Rengo Co., Ltd.(a)                                   170,000       1,145,503
Riken Corp.                                          110,000         552,797
Ryobi Ltd.                                            82,000         532,574
Ryoden Trading Co., Ltd.                              70,000         545,929
Ryosan Co., Ltd.                                      26,400         659,914
Ryoyo Electro Corp.                                   40,300         581,996
Sagami Railway Co., Ltd.                             160,000         562,014
Saibu Gas Co., Ltd.(a)                               159,000         371,873
Sakata INX Corp.                                      91,000         479,468
Sanei-International Co., Ltd.                          5,900         117,985
San-In Godo Bank Ltd. (The)(a)                        80,000         632,961
Sanken Electric Co., Ltd.                             19,000          93,005
Sankyo Seiko Co., Ltd.(a)                            113,000         419,519
Sankyu, Inc.(a)                                       80,000         459,766
Sanwa Shutter Corp.                                   80,000         447,942
Sanyo Chemical Industries Ltd.(a)                     50,000         310,829
Sanyo Shokai Ltd.                                    133,000         977,133
Sanyo Special Steel Co., Ltd.(a)                     157,000       1,307,708
Sato Shoji Corp.                                      61,000         487,936
Seikagaku Corp.                                       46,300         533,790
Sekisui Plastics Co., Ltd.                           152,000         498,231
Shiga Bank Ltd. (The)                                 80,000         550,189
Shimachu Co., Ltd.                                    16,000         422,901
Shindengen Electric Manufacturing Co., Ltd.           18,000          79,190

                       See Notes to Financial Statements.

80  WisdomTree International Dividend Funds

WisdomTree International SmallCap Dividend Fund

September 30, 2007

---------------------------------------------------------------------------
Investments                                   Shares           U.S. $ Value
---------------------------------------------------------------------------
Shinkawa Ltd.                                   24,600          $   450,228
Shinko Electric Industries                       5,600              124,158
Shonai Bank Ltd. (The)                         175,000              485,371
Showa Corp.                                     32,000              380,889
Sohgo Security Services Co., Ltd.               24,000              389,375
SSP Co., Ltd.(a)                               160,000              742,860
Starzen Co., Ltd.                              214,000              487,484
Sumida Corp.                                    34,200              572,404
Sumitomo Osaka Cement Co., Ltd.                160,000              393,688
Sumitomo Real Estate Sales Co., Ltd.             5,780              448,268
Sumitomo Warehouse Co., Ltd. (The)(a)           80,000              510,542
Sundrug Co., Ltd.(a)                            24,000              545,668
Suruga Corp.                                    12,300              224,579
Sysmex Corp.                                    16,000              616,267
Tadano Ltd.                                     75,000            1,006,173
Taiyo Yuden Co., Ltd.                           14,000              276,920
Takagi Securities Co., Ltd.                     26,000               84,772
Takara Holdings, Inc.(a)                        80,000              469,504
TIS, Inc.(a)                                    24,100              469,365
TOA Corp.                                       68,000              546,294
Tocalo Co., Ltd.                                 4,600               86,189
Toda Corp.                                     157,000              827,214
Toho Pharmaceutical Co., Ltd.                   31,900              547,776
Toho Zinc Co., Ltd.                             13,000              119,810
Tokai Carbon Co., Ltd.                          80,000              905,621
Tokai Rubber Industries, Inc.                   32,000              671,912
Tokai Tokyo Securities Co., Ltd.               249,000            1,266,487
Tokyo Seimitsu Co., Ltd.                         3,500               72,730
Tokyo Style Co., Ltd.                           80,000              830,500
Tokyo Tomin Bank Ltd. (The)(a)                  16,000              468,808
Tokyu Store Chain Co., Ltd.                     95,000              410,512
Toppan Forms Co., Ltd.                          39,100              394,009
Tori Holdings Co., Ltd.(a)                   2,254,000              391,949
Toshiba Machine Co., Ltd.                       80,000              595,401
Toshiba TEC Corp.                               80,000              493,849
Touei Housing Corp.(a)                          41,100              397,367
Toyo Ink Manufacturing Co., Ltd.                80,000              270,573
Toyo Suisan Kaisha Ltd.                         67,000            1,258,271
Toyobo Co., Ltd.(a)                            160,000              374,212
Toyota Auto Body Co., Ltd.                      32,000              529,461
Trans Cosmos, Inc.(a)                           45,900              751,465
Tsubakimoto Chain Co.                           80,000              531,409
ULVAC, Inc.(a)                                  16,000              517,498
Uniden Corp.                                    75,000              496,240
Union Tool Co.                                   8,000              344,998
Valor Co., Ltd.                                 24,500              265,418
Xebio Co., Ltd.                                 16,000              389,514
Yamatake Corp.                                  24,000              803,373
Yamato Kogyo Co., Ltd.                          24,000            1,151,850
Yamazaki Baking Co., Ltd.                       80,000              599,574
Yokohama Reito Co., Ltd.(a)                     73,000              565,518
Yokohama Rubber Co., Ltd. (The)                153,000            1,144,025
Yurtec Corp.                                    97,000              565,900
Zensho Co., Ltd.                                10,400              104,981
ZERIA Pharmaceutical Co., Ltd.(a)               60,000              551,406
                                                                -----------
Total Japan                                                     123,333,440
---------------------------------------------------------------------------
Netherlands - 2.4%
Arcadis N.V.                                     8,794              629,071
Ballast Nedam N.V.                               5,346              245,267
Beter Bed Holding N.V.                           7,738              217,231
Buhrmann N.V.                                   33,291              361,714
CSM N.V.                                         9,324              311,878
Draka Holding                                    6,076              270,463
Exact Holding N.V.                              16,138              672,454
Heijmans N.V.                                   14,101              649,540
ICT Automatisering N.V.                          9,919              166,313
Imtech N.V.                                     11,872              972,842
Innoconcepts                                     4,167               85,632
Koninklijke Wessanen N.V.                       74,938            1,100,899
Macintosh Retail Group N.V.                     12,434              436,063
Nutreco Holding N.V.                            23,598            1,663,563
OCE N.V.                                        66,059            1,384,761
Smit Internationale N.V.                        10,793              939,528
Stork N.V.(a)                                   15,804            1,027,137
Ten Cate N.V.                                   10,359              419,716
Univar N.V.                                     12,840              971,271
Wegener N.V.(a)                                 34,156              859,776
                                                                -----------
Total Netherlands                                                13,385,119
---------------------------------------------------------------------------
New Zealand - 3.7%
Air New Zealand Ltd.                         1,001,511            1,869,151
Auckland International Airport Ltd.          1,149,772            2,719,241
CanWest MediaWorks (NZ) Ltd.                   473,524              962,468
Fisher & Paykel Appliances Holdings Ltd.       289,797              779,535
Fisher & Paykel Healthcare Corp.               305,443              761,616
Freightways Ltd.                               161,149              462,704
Hallenstein Glasson Holdings Ltd.              100,131              337,439
Infratil Ltd.                                  296,998              666,502
Mainfreight Ltd.                               110,859              561,226
New Zealand Refining Co., Ltd. (The)           443,629            2,547,565
Nuplex Industries Ltd.                          92,798              514,667
PGG Wrightson Ltd.                             288,945              421,371
Port of Tauranga Ltd.                          120,044              607,725
Pumpkin Patch Ltd.                             146,746              344,841
Sanford Ltd.                                   117,816              387,245
Sky City Entertainment Group Ltd.              472,968            1,865,495
Trustpower Ltd.                                 78,076              501,451
Vector Ltd.                                  1,314,300            2,433,058
Warehouse Group Ltd. (The)                     489,579            2,034,592
                                                                -----------
Total New Zealand                                                20,777,892
---------------------------------------------------------------------------
Norway - 2.5%
ABG Sundal Collier ASA                         890,222            2,347,766
Acta Holding ASA                               563,063            2,523,386
Aker Yards ASA                                 117,755            1,379,029
BW Gas ASA                                      82,300            1,126,981
Camillo Eitzen & Co. ASA                        24,159              323,026

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  81

WisdomTree International SmallCap Dividend Fund

September 30, 2007

---------------------------------------------------------------------------------
Investments                                          Shares          U.S. $ Value
---------------------------------------------------------------------------------
EDB Business Partner ASA                               32,000          $  262,031
Ekornes ASA                                            39,765             843,372
Expert ASA                                                600              17,981
Hafslund ASA Class B                                   16,007             444,290
NorGani Hotels ASA(a)                                  16,600             286,246
Scana Industrier                                       37,500             100,973
Sparebank 1 SR Bank                                    31,055             945,009
Sparebanken Midt-Norge                                 78,024           1,007,272
Sparebanken Nord-Norge                                 29,139             712,051
Tomra Systems ASA(a)                                   29,410             211,534
Veidekke ASA                                          171,490           1,565,541
                                                                       ----------
Total Norway                                                           14,096,488
---------------------------------------------------------------------------------
Portugal - 0.8%
Banif SGPS, S.A.                                      139,806             954,360
Corticeira Amorim-Industria S.A.                       57,316             164,654
Finibanco Holding, SGPS, S.A.                          45,919             269,051
Mota-Engil, SGPS, S.A.                                 86,854             660,829
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.       224,962             668,653
Semapa-Sociedade de Investimento e Gestao,
  SGPS, S.A.                                          110,840           1,801,723
                                                                       ----------
Total Portugal                                                          4,519,270
---------------------------------------------------------------------------------
Singapore - 4.9%
Ascott Group Ltd. (The)(a)                            168,000             184,472
Cerebos Pacific Ltd.                                  223,000             603,900
China Merchants Holdings Pacific Ltd.                 572,000             319,822
Creative Technology Ltd.(a)                           155,750             640,018
CSE Global Ltd.                                       108,000              93,125
Guocoland Ltd.(a)                                     445,102           1,529,200
Hotel Properties Ltd.(a)                              318,000           1,011,122
HTL International Holdings Ltd.                       990,000             560,207
Jaya Holdings Ltd.                                  1,827,000           2,461,517
Jurong Technologies Industrial Corp. Ltd.(a)          332,000             168,857
Keppel Telecommunications & Transportation Ltd.       253,538             768,582
Labroy Marine Ltd.                                    826,000           1,357,702
MobileOne Ltd.                                      1,332,800           1,840,574
OSIM International Ltd.(a)                            984,000             397,723
Parkway Holdings Ltd.                                 712,000           2,033,668
Raffles Education Corp., Ltd.                         959,000           1,479,410
Sing Holdings Ltd.                                    443,000             307,380
Singapore Airport Terminal Services Ltd.(a)         1,000,000           1,845,800
Singapore Petroleum Co., Ltd.                         549,000           2,514,871
Singapore Post Ltd.                                 2,517,000           2,068,605
Singapore Reinsurance Corp., Ltd.                     797,000             190,599
SMRT Corp. Ltd.(a)                                  1,945,000           2,240,527
Straits Trading Co., Ltd.                             313,000             953,053
UOB-Kay Hian Holdings Ltd.                            785,000           1,136,953
WBL Corp., Ltd.(a)                                    240,000             637,004
XP Power Ltd.                                          14,659             107,665
                                                                       ----------
Total Singapore                                                        27,452,356
---------------------------------------------------------------------------------
Spain - 0.8%
Campofrio Alimentacion S.A.                            37,966             674,917
Cie Automotive S.A.                                    14,176             169,549
Europistas, Concesionaria Espanola S.A.(a)             49,416             482,100
Grupo Duro Felguera S.A.(a)                            37,444             427,073
Grupo Empresarial Ence S.A.(a)                         64,837             731,209
Montebalito S.A.                                       12,904             202,967
Prosegur Cia de Seguridad S.A.                         19,378             702,739
Tavex Algodonera S.A.                                  47,535             164,273
Tubacex S.A.                                           17,552             171,736
Tubos Reunidos, S.A.(a)                                12,123             367,227
Uralita S.A.                                           42,622             417,636
                                                                       ----------
Total Spain                                                             4,511,426
---------------------------------------------------------------------------------
Sweden - 4.8%
AarhusKarlshamn AB                                      9,900             231,085
Axfood AB                                              60,816           2,044,732
Bilia AB Class A                                       12,500             225,593
Brostrom AB Class B                                    95,500           1,026,001
Cardo AB                                               16,007             544,367
Clas Ohlson AB Class B(a)                              32,010             779,338
D. Carnegie & Co. AB(a)                               147,331           3,085,978
Eniro AB(a)                                           184,932           2,244,095
Hakon Invest AB                                        77,000           1,449,170
Haldex AB                                              35,200             810,753
HIQ International AB                                   28,000             175,296
Hoganas AB Class B                                     24,009             634,643
HQ AB                                                   5,550             151,854
Intrum Justitia AB                                     63,029             976,752
KappAhl Holding AB                                     14,000             147,162
Kungsleden Fastighets AB                              307,350           3,943,399
L E Lundbergforetagen AB Class B                       12,007             824,094
NCC AB Class B                                         65,510           1,635,459
Nibe Industrier AB Class B(a)                          64,029             638,404
Nobia AB                                               72,027             690,314
Seco Tools Class B                                     22,400             405,129
SkiStar AB                                             10,100             183,060
SSAB Svenskt Stal AB Series B                          38,722           1,316,861
Svolder AB Class B                                      9,800             130,282
Trelleborg AB Class B                                  79,622           1,870,838
Wihlborgs Fastigheter AB                               21,200             391,619
                                                                       ----------
Total Sweden                                                           26,556,278
---------------------------------------------------------------------------------
Switzerland - 0.6%
Bellevue Group AG                                      14,999           1,149,127
Bucher Industries AG                                    1,169             216,348
Kudelski S.A.                                           8,730             246,012
Rieter Holding AG                                       2,415           1,302,388
Swiss Steel AG                                          3,587             333,767
                                                                       ----------
Total Switzerland                                                       3,247,642
---------------------------------------------------------------------------------
United Kingdom - 18.5%
Aberdeen Asset Management PLC                         523,373           1,951,317
Accident Exchange Group PLC                            29,101              82,412
Aero Inventory PLC                                     23,456             275,498
(A & J) Mucklow Group PLC                              16,796             107,449
Alexon Group PLC                                       42,282             159,796
ATH Resources PLC                                     146,865             574,493

                       See Notes to Financial Statements.

82  WisdomTree International Dividend Funds

WisdomTree International SmallCap Dividend Fund

September 30, 2007

----------------------------------------------------------------------------------
Investments                                              Shares       U.S. $ Value
----------------------------------------------------------------------------------
Atkins WS PLC                                              71,602      $ 1,665,930
Avon Rubber PLC                                           138,923          438,704
Babcock International Group PLC                           169,294        1,759,046
BBA Aviation PLC                                           80,009          372,469
Blacks Leisure Group PLC                                  141,283          787,969
Bloomsbury Publishing PLC                                 141,184          424,990
Bodycote International PLC                                274,577        1,387,335
Brit Insurance Holdings PLC                               461,687        3,212,207
Britvic PLC                                                88,500          582,386
Burren Energy PLC                                          90,798        1,553,892
Business Post Group PLC                                    18,882          172,727
Carillion PLC                                             227,660        1,774,122
Carpetright PLC                                            97,248        2,084,307
Centaur Media PLC                                         193,674          467,579
Charles Taylor Consulting PLC                              73,609          540,632
Communisis PLC                                             67,892          100,282
Computacenter PLC                                          32,914          134,450
Cranswick PLC                                              73,780        1,106,323
Croda International PLC                                   147,500        1,923,257
Dairy Crest Group PLC                                     125,061        1,602,647
Davis Service Group PLC                                   150,660        1,643,701
Dawson Holdings PLC                                       279,164          591,505
De La Rue PLC                                             118,947        1,769,056
Devro PLC                                                 271,201          488,990
Domestic & General Group PLC                                9,310          262,893
DS Smith PLC                                              524,897        1,997,101
DTZ Holdings PLC                                            9,804           94,328
Electrocomponents PLC                                     738,431        3,832,564
Erinaceous Group PLC                                       78,443           87,899
Euromoney Institutional Investor PLC                      116,698        1,257,721
F&C Asset Management PLC                                  647,250        2,637,348
Filtrona PLC                                              227,260        1,057,973
Findel PLC                                                121,877        1,599,090
FKI PLC                                                   614,523        1,139,318
Forth Ports PLC                                            39,963        1,442,737
Games Workshop Group PLC                                   37,807          195,839
GCAP Media PLC                                            207,960          879,151
Go-Ahead Group PLC                                         39,206        1,907,446
Greggs PLC                                                 16,295        1,601,832
Halfords Group PLC                                        229,678        1,658,827
Halma PLC                                                 370,750        1,701,419
Highway Insurance Holdings PLC                            167,428          241,335
HMV Group PLC                                             807,940        1,925,885
Homeserve PLC                                              45,614        1,607,717
IG Group Holdings PLC                                     282,190        2,177,507
Inspace PLC                                                28,683           84,150
Interserve PLC                                             78,636          761,794
iomart Group PLC*                                         164,309          174,072
J D Wetherspoon PLC                                        41,018          442,910
Jardine Lloyd Thompson Group PLC                          327,200        2,489,828
Johnson Service Group PLC                                  74,756          383,806
Laird Group PLC                                           154,444        1,699,144
Laura Ashley Holdings PLC                                 141,653           75,035
London Scottish Bank PLC                                  281,484          455,917
Lupus Capital PLC                                         402,287          114,744
McKay Securities PLC                                       21,797          150,988
Melrose PLC                                                27,163          107,499
Metalrax Group PLC                                        259,888          303,129
Micro Focus International PLC                               3,598           21,863
Misys PLC                                                 489,537        2,204,160
Mitie Group PLC                                           318,981        1,624,689
MJ Gleeson Group PLC                                       67,100          484,623
Morse PLC                                                  80,325          145,649
N. Brown Group PLC                                        288,032        1,596,155
Northgate PLC                                              68,470        1,290,350
Pendragon PLC                                             911,041        1,109,025
Premier Farnell PLC                                       523,228        1,686,942
PZ Cussons PLC                                            402,695        1,378,323
Rank Group PLC                                            361,832        1,192,385
Redrow PLC                                                153,061        1,260,608
Renishaw PLC                                               77,030        1,045,200
Restaurant Group PLC                                      241,676        1,330,652
Rotork PLC                                                 92,510        1,903,599
Savills PLC                                               126,634          947,496
Spectris PLC                                              110,454        1,975,792
Spirax-Sarco Engineering PLC                               79,690        1,657,658
SSL International PLC                                     199,367        1,726,265
St. Ives Group PLC                                         52,882          220,865
Stagecoach Group PLC                                      682,252        3,158,740
T. Clarke PLC                                             120,788          465,720
Taylor Nelson Sofres PLC                                  292,856        1,346,937
Terrace Hill Group PLC                                     34,565           61,266
Topps Tiles PLC                                           232,479          931,888
Ultra Electronics Holdings PLC                             70,622        1,594,209
UTV PLC                                                    70,826          548,330
Vantis PLC                                                122,071          376,782
Victrex PLC                                                90,439        1,216,088
VT Group PLC                                              143,273        1,675,489
Warner Estate Holdings PLC                                  5,354           51,049
Xansa PLC                                                 155,562          408,053
                                                                       -----------
Total United Kingdom                                                   102,921,267
----------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $552,019,354)                                                   552,616,219
==================================================================================
RIGHTS* - 0.0%
Belgium - 0.0%
Omega Pharma S.A., expiring 10/03/07 (Cost: $0)             3,435                -
==================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $552,019,354)                                                   552,616,219
==================================================================================
SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND-0.2%
United States - 0.2%
Columbia Cash Reserves Fund, 4.99%(b)
(Cost: $1,179,302)                                      1,179,302        1,179,302
==================================================================================

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  83

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund

September 30, 2007

-------------------------------------------------------------------------------
Investments                                          Shares        U.S. $ Value
-------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 23.7%
MONEY MARKET FUNDS(c) - 23.7%
UBS Enhanced Yield Portfolio, 5.38%                25,690,286      $ 25,690,286
UBS Private Money Market Fund LLC, 5.21%          106,386,509       106,386,509
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $132,076,795)(d)                                             132,076,795
===============================================================================
TOTAL INVESTMENTS IN SECURITIES - 123.2%
(Cost: $685,275,451)(e)                                             685,872,316
Foreign Currency and Other Assets in Excess of
Liabilities - (23.2)%                                              (129,233,861)
                                                                   ------------
NET ASSETS - 100.0%                                                $556,638,455
===============================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Rate shown represents annualized 7-day yield as of September 30, 2007.

(c)   Interest rates shown reflect yields as of September 30, 2007.

(d) At September 30, 2007, the total market value of the Fund's securities on loan was $124,619,463 and the total market value of the collateral held by the Fund was $132,076,795.

(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

84  WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree International Real Estate Fund

September 30, 2007

------------------------------------------------------------------------------------
Investments                                                Shares       U.S. $ Value
------------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
Australia - 35.5%
Abacus Property Group                                        83,600       $  142,045
ALE Property Group                                           17,768           64,468
APN/UKA European Retail Trust                               133,107          157,843
Aspen Group                                                  35,797           88,700
Australand Property Group(a)                                214,342          440,062
Babcock & Brown Japan Property Trust                         77,099          117,012
Bunnings Warehouse Property Trust                            36,847           75,976
Centro Properties Group                                      90,776          592,049
Centro Retail Group(a)                                      273,236          394,134
Centro Shopping America Trust                               197,327          185,102
CFS Retail Property Trust                                   284,079          600,836
Charter Hall Group                                           32,764           83,794
Commonwealth Property Office Fund                           273,212          402,562
DB RREEF Trust                                              475,197          845,257
FKP Property Group                                           29,629          181,444
Goodman Group                                               215,760        1,319,374
GPT Group                                                   305,573        1,379,126
ING Industrial Fund(a)                                      229,925          575,826
ING Office Fund                                             262,393          413,324
ING Real Estate Community Living Group(a)                   102,489          120,628
Lend Lease Corp. Ltd.                                        36,707          613,945
Macquarie CountryWide Trust                                 218,756          385,240
Macquarie DDR Trust                                         218,727          227,436
Macquarie Leisure Trust Group                                26,829           80,724
Macquarie Office Trust                                      386,653          535,494
Mirvac Group                                                164,587          793,800
Mirvac Industrial Trust                                     154,300          135,865
Multiplex Group                                             127,386          564,779
Reckson New York Property Trust                              95,373           82,290
Rubicon America Trust                                       128,228          116,880
Rubicon Europe Trust Group                                  135,153          101,663
Stockland                                                   187,499        1,493,346
Sunland Group Ltd.(a)                                        41,832          149,928
Tishman Speyer Office Fund                                   68,155          132,690
Valad Property Group                                        145,962          258,338
Westfield Group                                             255,498        4,906,436
                                                                          ----------
Total Australia                                                           18,758,416
------------------------------------------------------------------------------------
Belgium - 0.4%
Cofinimmo                                                     1,181          208,366
------------------------------------------------------------------------------------
Denmark - 0.1%
Nordicom A/S                                                    164           28,943
------------------------------------------------------------------------------------
Finland - 0.4%
Citycon Oyj                                                  10,371           65,929
Sponda Oyj                                                    9,871          136,871
Technopolis PLC                                               2,851           24,814
                                                                          ----------
Total Finland                                                                227,614
------------------------------------------------------------------------------------
France - 6.1%
Acanthe Developpement S.A.                                   41,812          175,416
Gecina S.A.                                                   5,445          921,489
Icade                                                         6,873          499,474
Klepierre                                                     9,290          531,509
Mercialys                                                     2,540           98,037
Societe de la Tour Eiffel                                       780          136,774
Societe Immobiliere De Location pour l'Industrie et
  le Commerce                                                 1,370          229,651
Unibail-Rodamco                                               2,519          646,586
                                                                          ----------
Total France                                                               3,238,936
------------------------------------------------------------------------------------
Germany - 0.9%
Deutsche Euroshop AG                                          3,121          114,470
Deutsche Wohnen AG                                            3,625          155,329
DIC Asset AG                                                  1,770           61,646
IVG Immobilien AG                                             3,605          134,580
                                                                          ----------
Total Germany                                                                466,025
------------------------------------------------------------------------------------
Hong Kong - 24.0%
Cheung Kong (Holdings) Ltd.                                 143,769        2,372,508
GZI Real Estate Investment Trust                            159,357           63,795
Hang Lung Group Ltd.                                         69,898          397,687
Hang Lung Properties Ltd.                                   276,209        1,237,290
Henderson Investment Ltd.                                   131,769          218,805
Henderson Land Development Co., Ltd.                        128,139        1,016,878
Hysan Development Co., Ltd.                                  72,988          202,467
Kowloon Development Co., Ltd.                               151,257          386,288
Link REIT (The)                                             230,927          508,306
New World Development Co., Ltd.                             202,723          561,043
Prosperity Real Estate Investment Trust                     309,687           65,775
Shun TAK Holdings Ltd.                                       68,285          110,048
Sino Land Co. Ltd.                                          352,085          876,513
Sun Hung Kai Properties Ltd.                                189,311        3,192,284
Swire Pacific Ltd. Class A                                   18,306          222,090
Swire Pacific Ltd. Class B                                   58,075          139,344
Wharf Holdings Ltd.                                         202,723          996,829
Wheelock & Co., Ltd.                                         46,838          129,023
                                                                          ----------
Total Hong Kong                                                           12,696,973
------------------------------------------------------------------------------------
Italy - 1.4%
Aedes SpA                                                     7,346           49,363
Beni Stabili SpA                                            177,500          221,887
Immobiliare Grande Distribuzione                             12,340           48,261
Pirelli & C Real Estate SpA                                   4,835          246,508
Risanamento SpA                                              13,937          104,949
                                                                          ----------
Total Italy                                                                  670,968
------------------------------------------------------------------------------------
Japan - 10.4%
Advance Residence Investment Corp.                               10           41,386
Aeon Mall Co., Ltd.                                           1,009           30,792
Ardepro Co., Ltd.                                               290           75,138
BLife Investment Corp.                                           10           43,386
Creed Office Investment Corp.                                    10           49,472
Crescendo Investment Corp.                                       10           44,777
DA Office Investment Corp.                                       10           65,557
eASSET Investment Corp.                                          10           39,386
Frontier Real Estate Investment Corp.                            10           79,207
Fukuoka REIT Corp.                                               10           82,598
Global One Real Estate Investment Corp.                          10          116,507
Hankyu REIT, Inc.                                                 7           56,358

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  85

WisdomTree International Real Estate Fund

September 30, 2007

----------------------------------------------------------------------------------
Investments                                               Shares      U.S. $ Value
----------------------------------------------------------------------------------
Japan Excellent, Inc.                                            2       $  17,302
Japan Hotel and Resort, Inc.                                    10          43,994
Japan Logistics Fund, Inc.                                      10          76,946
Japan Prime Realty Investment Corp.                             50         208,234
Japan Real Estate Investment Corp.                              30         359,953
Japan Retail Fund Investment Corp.                              30         260,836
Japan Single-Residence REIT, Inc.                               10          39,995
Joint Corp.                                                    919          24,530
Joint REIT Investment Corp.                                     10          36,256
Kenedix Realty Investment Corp.                                 20         139,112
Kenedix, Inc.                                                   18          31,300
LCP Investment Corp.                                            10          34,256
Leopalace21 Corp.                                            5,059         165,826
Meiwa Estate Co., Ltd.                                       4,050          48,558
MID REIT, Inc.                                                  10          47,559
Mitsubishi Estate Co., Ltd.                                 14,128         404,131
Mitsui Fudosan Co., Ltd.                                    10,128         280,905
Mori Hills REIT Investment Corp.                                10          83,467
Mori Trust Sogo REIT, Inc.                                      11         131,026
New City Residence Investment Corp.                             20         109,551
Nippon Building Fund, Inc.                                      30         435,595
Nippon Commercial Investment Corp.                              10          43,386
Nippon Residential Investment Corp.                             20         115,637
Nomura Real Estate Holdings, Inc.                              982          28,688
Nomura Real Estate Office Fund, Inc.                            20         208,668
NTT Urban Development Corp.                                     20          41,386
Orix JREIT, Inc.(a)                                             20         136,330
Pacific Management Corp.                                        10          12,433
Premier Investment Co.                                          10          72,251
Prospect Residential Investment Corp.                           20          59,123
re-plus residential investment, Inc.                            10          38,865
Sumitomo Real Estate Sales Co., Ltd.                           400          31,022
Sumitomo Realty & Development Co., Ltd.                      4,501         158,101
Suncity Co., Ltd.                                               80          35,265
Suruga Corp.                                                 1,550          28,301
TOC Co., Ltd.                                                5,059          46,493
Toho Real Estate Co., Ltd.                                   3,960          30,127
Tokyo Tatemono Co., Ltd.                                     6,000          76,425
Tokyu Land Corp.                                            10,128         101,531
Tokyu Livable, Inc.                                            487           8,350
Tokyu REIT, Inc.                                                15         146,068
Top REIT, Inc.                                                  20         116,507
United Urban Investment Corp.                                   20         137,547
Urban Corp.                                                  8,105         131,284
                                                                         ---------
Total Japan                                                              5,507,684
----------------------------------------------------------------------------------
Netherlands - 0.9%
Eurocommercial Properties N.V. Class A                       3,445         191,073
VastNed Offices/Industrial N.V.                              3,435         108,302
VastNed Retail N.V.                                          2,370         190,264
                                                                         ---------
Total Netherlands                                                          489,639
----------------------------------------------------------------------------------
New Zealand - 0.8%
AMP NZ Office Trust                                         60,665          60,507
Goodman Property Trust                                     102,220         119,718
ING Property Trust                                         130,578         111,491
Kiwi Income Property Trust                                 106,945         117,171
                                                                         ---------
Total New Zealand                                                          408,887
----------------------------------------------------------------------------------
Norway - 0.1%
NorGani Hotels ASA                                           3,450          59,491
----------------------------------------------------------------------------------
Singapore - 7.6%
Allco Commercial Real Estate Investment Trust               69,327          49,504
Allgreen Properties Ltd.                                   859,032       1,111,079
Ascendas Real Estate Investment Trust                      184,503         339,313
Cambridge Industrial Trust                                  96,859          54,157
CapitaCommercial Trust                                      91,190         174,462
CapitaLand Ltd.                                             58,507         321,218
CapitaMall Trust                                           134,805         354,165
CDL Hospitality Trusts                                      22,770          35,280
City Developments Ltd.                                      40,540         442,418
Fortune Real Estate Investment Trust                       150,402         113,257
Frasers Centrepoint Trust                                   52,892          55,584
GuocoLand Ltd.(a)                                           31,768         109,143
Keppel Land Ltd.                                            10,128          56,629
Macquarie MEAG Prime Real Estate Investment Trust          141,300         116,128
Mapletree Logistics Trust(a)                                77,911          65,606
Singapore Land Ltd.                                         44,756         307,529
Suntec Real Estate Investment Trust                        102,212         134,268
United Industrial Corp., Ltd.                               40,414          83,308
Wheelock Properties S Ltd.                                  15,271          28,084
Wing Tai Holdings Ltd.                                      30,402          79,054
                                                                         ---------
Total Singapore                                                          4,030,186
----------------------------------------------------------------------------------
Spain - 1.6%
Astroc Mediterraneo S.A.                                     4,899          72,249
Metrovacesa S.A. (a)                                         6,528         740,382
Renta Corp Real Estate S.A.                                  1,470          48,626
                                                                         ---------
Total Spain                                                                861,257
----------------------------------------------------------------------------------
Sweden - 2.6%
Castellum AB                                                12,777         158,502
Fabege AB                                                   24,322         288,561
Hufvudstaden AB Class A                                     10,290         110,550
Klovern AB                                                  16,232          63,482
Kungsleden Fastighet AB                                     45,949         589,541
Wallenstam Byggnads AB Class B                               3,041          62,521
Wihlborgs Fastigheter AB                                     5,239          96,778
                                                                         ---------
Total Sweden                                                             1,369,935
----------------------------------------------------------------------------------
Switzerland - 0.3%
Allreal Holding AG                                             940         109,916
Intershop Holdings                                             230          62,018
                                                                         ---------
Total Switzerland                                                          171,934
----------------------------------------------------------------------------------
United Kingdom - 6.5%
Big Yellow Group PLC                                         3,000          30,545
British Land Co. PLC                                        23,584         563,132

                       See Notes to Financial Statements.

86  WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Real Estate Fund

September 30, 2007

---------------------------------------------------------------------------------
Investments                                              Shares      U.S. $ Value
---------------------------------------------------------------------------------
Brixton PLC                                               21,872      $   161,422
Capital & Regional PLC                                     3,000           44,985
Daejan Holdings PLC                                        1,000           76,543
Derwent London PLC                                         3,000          102,438
DTZ Holdings PLC                                           3,000           28,864
Erinaceous Group PLC                                      12,998           14,565
Grainger PLC                                               3,000           27,351
Great Portland Estates PLC                                 7,839           95,425
Hammerson PLC                                             10,998          262,607
Helical Bar PLC                                            3,000           27,917
Land Securities Group PLC                                 34,435        1,180,026
Liberty International PLC                                 10,998          255,661
Quintain Estates & Development PLC                         3,999           60,290
Savills PLC                                                2,000           14,964
Segro PLC                                                 30,456          309,937
Shaftesbury PLC                                            3,999           40,370
St. Modwen Properties PLC                                  4,999           48,403
UNITE Group PLC                                            3,000           22,080
Warner Estate (Holdings) PLC                               3,999           38,130
Workspace Group PLC                                        5,999           38,713
                                                                      -----------
Total United Kingdom                                                    3,444,368
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $50,336,364)                                                    52,639,622
=================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 3.2%
MONEY MARKET FUNDS(b) - 3.2%
AIM Liquid Assets Portfolio, 5.11%                           189              189
UBS Private Money Market Fund LLC, 5.21%               1,674,316        1,674,316
                                                                      -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $1,674,505)(c)                                                   1,674,505
=================================================================================
TOTAL INVESTMENTS IN SECURITIES - 102.8%
(Cost: $52,010,869)(d)                                                 54,314,127
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (2.8)%                                                  (1,477,119)
                                                                      -----------
NET ASSETS - 100.0%                                                   $52,837,008
=================================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Interest rates shown reflect yields as of September 30, 2007.

(c) At September 30, 2007, the total market value of the Fund's securities on loan was $1,593,533 and the total market value of the collateral held by the Fund was $1,674,505.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  87

Schedule of Investment (unaudited)

WisdomTree Emerging Markets High-Yielding Equity Fund

September 30, 2007

-------------------------------------------------------------------------------
Investments                                         Shares         U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Brazil - 12.1%
AES Tiete S.A.                                     5,798,000         $  208,760
Brasil Telecom Participacoes S.A.                      7,024            186,632
Cia de Concessoes Rodoviarias                         20,198            402,862
Cia Energetica de Minas Gerais                         8,598            182,240
Cia Paranaense de Energia                              8,398            134,642
CPFL Energia S.A.                                     59,598          1,154,711
Gerdau S.A.                                           12,598            272,295
Grendene S.A.                                          6,998             84,623
Localiza Rent A Car S.A.                              15,898            161,140
Petroleo Brasileiro S.A.                             126,496          4,754,599
Souza Cruz S.A.                                       25,798            663,317
Telecomunicacoes de Sao Paulo S.A.                    30,498            933,173
Tractebel Energia S.A.                                73,698            902,801
                                                                     ----------
Total Brazil                                                         10,041,795
-------------------------------------------------------------------------------
Chile - 2.0%
Banco de Chile                                     4,515,168            370,928
Banco Santander Chile S.A.                        10,638,569            518,143
CorpBanca S.A.                                    14,597,120            107,640
Empresa Nacional de Telecomunicaciones S.A.           12,099            203,524
Empresas Iansa S.A.                                  265,299             25,375
Inversiones Aguas Metropolitanas S.A.                117,261            146,103
Lan Airlines S.A.                                     16,893            269,297
                                                                     ----------
Total Chile                                                           1,641,010
-------------------------------------------------------------------------------
China - 3.9%
Angang Steel Co., Ltd. Class H                        83,996            325,446
Anhui Expressway Co. Class H                          61,984             56,649
Chongqing Iron & Steel Co., Ltd. Class H              55,984             37,257
Huaneng Power International, Inc. Class H            291,992            403,673
PetroChina Co. Ltd. Class H                        1,225,968          2,326,114
Shenzhen Expressway Co., Ltd. Class H                 53,984             56,078
                                                                     ----------
Total China                                                           3,205,217
-------------------------------------------------------------------------------
Czech Republic - 2.0%
Komercni Banka A.S.                                    3,323            773,005
Telefonica O2 Czech Republic A.S.                     31,483            888,580
                                                                     ----------
Total Czech Republic                                                  1,661,585
-------------------------------------------------------------------------------
Hungary - 0.7%
Magyar Telekom Telecommunications PLC                 99,458            551,725
-------------------------------------------------------------------------------
Indonesia - 1.4%
Gudang Garam Tbk PT                                  127,496            131,051
International Nickel Indonesia Tbk PT                112,996            784,609
Tempo Scan Pacific Tbk PT                            232,442             20,588
Unilever Indonesia Tbk PT                            383,404            285,090
                                                                     ----------
Total Indonesia                                                       1,221,338
-------------------------------------------------------------------------------
Israel - 5.8%
Bank Hapoalim BM                                     107,717            549,645
Bank Leumi Le-Israel BM                              229,290          1,003,340
Bezeq Israeli Telecommunication Corp. Ltd.           538,037            920,053
Blue Square-Israel Ltd.                                2,295             32,458
Clal Industries and Investments Ltd.                  13,780             78,890
Delek Automotive Systems Ltd.                          9,962            122,073
Discount Investment Corp.                              8,709            269,887
IDB Development Corp. Ltd.                            15,531            522,661
IDB Holding Corp. Ltd.                                 8,629            253,447
Israel Chemicals Ltd.                                 70,858            649,407
Migdal Insurance & Financial Holding Ltd.             86,561            145,306
Mizrahi Tefahot Bank Ltd.                             14,707            109,639
Partner Communications Co.                             8,329            138,323
Tefron Ltd.                                            1,450              9,117
                                                                     ----------
Total Israel                                                          4,804,246
-------------------------------------------------------------------------------
Malaysia - 6.6%
Batu Kawan Bhd                                        23,900             61,021
Berjaya Sports Toto Bhd                              219,800            322,523
British American Tobacco (Malaysia) Bhd               31,900            386,170
Fraser & Neave Holdings Bhd                           27,500             64,967
Gamuda Bhd                                            55,400            143,073
Golden Hope Plantations Bhd                           84,500            210,785
Highlands & Lowlands Bhd                              51,000            117,491
Hong Leong Bank Bhd                                   81,700            141,461
Malayan Banking Bhd                                  337,200          1,088,540
Malaysian Bulk Carriers Bhd                          109,500            141,394
Padiberas Nasional Bhd                                28,900             17,387
Petronas Gas Bhd                                     116,200            378,524
PLUS Expressways Bhd                                 338,700            316,087
Public Bank Bhd                                      306,000            893,529
Shell Refining Co. Federation of Malaya Bhd           34,700            112,018
SP Setia Bhd                                          33,800             87,290
Star Publications Malaysia Bhd                        57,400             56,936
Telekom Malaysia Bhd                                 176,300            501,866
Uchi Technologies Bhd                                 30,500             26,674
UMW Holdings Bhd                                      29,200            120,828
Unisem M Bhd                                          29,700             13,946
YTL Power International Bhd                          466,900            327,481
                                                                     ----------
Total Malaysia                                                        5,529,991
-------------------------------------------------------------------------------
Mexico - 3.7%
Consorcio ARA SAB de C.V.                            100,596            134,776
Embotelladoras Arca SAB de C.V.                       60,498            224,295
Grupo Carso SAB de C.V. Series A1                    180,794            689,470
Grupo Continental SAB de C.V.                        134,396            282,689
Grupo Mexico SAB de C.V. Series B                    168,894          1,212,492
Grupo Modelo SAB de C.V. Series C                     34,898            167,554
Kimberly-Clark de Mexico SAB de C.V. Series A         83,696            377,277
                                                                     ----------
Total Mexico                                                          3,088,553
-------------------------------------------------------------------------------
Philippines - 1.5%
Bank of the Philippine Islands                       163,394            241,192
Globe Telecom, Inc.                                    9,408            306,987
Philippine Long Distance Telephone Co.                10,258            662,614
                                                                     ----------
Total Philippines                                                     1,210,793
-------------------------------------------------------------------------------
Poland - 2.4%
Bank Millennium S.A.                                  53,991            240,381
KGHM Polska Miedz S.A.                                23,744          1,106,414
Telekomunikacja Polska S.A.                           83,451            659,648
                                                                     ----------
Total Poland                                                          2,006,443
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

88  WisdomTree International Dividend Funds

WisdomTree Emerging Markets High-Yielding Equity Fund

September 30, 2007

------------------------------------------------------------------------------
Investments                                        Shares         U.S. $ Value
------------------------------------------------------------------------------
Russia - 0.5%
Mechel ADR                                           7,430          $  378,930
------------------------------------------------------------------------------
South Africa - 8.5%
Afgri Ltd.                                          34,895              32,786
African Bank Investments Ltd.                       43,186             196,057
African Oxygen Ltd.                                 22,648             114,114
Allied Technologies Ltd.                             7,469              67,253
Anglo Platinum Ltd.                                 15,124           2,286,335
Astral Foods Ltd.                                    3,125              54,827
Highveld Steel and Vanadium Corp. Ltd.              10,404             171,219
Hulamin Ltd.                                         6,036              20,996
Illovo Sugar Ltd.                                   17,889              63,731
JD Group Ltd.                                       11,673              98,506
Lewis Group Ltd.                                     4,894              40,235
Liberty Group Ltd.                                  15,882             201,497
Metropolitan Holdings Ltd.                          74,537             164,275
Nampak Ltd.                                         38,827             121,603
Northam Platinum Ltd.                               24,819             177,917
Pick'n Pay Holdings Ltd.                            27,801              59,659
Pick'n Pay Stores Ltd.                              24,389             125,892
Pretoria Portland Cement Co., Ltd.                  35,838             248,386
Remgro Ltd.                                         28,725             728,876
Reunert Ltd.                                        16,433             159,641
Telkom S.A. Ltd.                                    72,857           1,832,846
Tongaat-Hulett                                       5,979              88,808
                                                                    ----------
Total South Africa                                                   7,055,459
------------------------------------------------------------------------------
South Korea - 10.4%
Core Logic, Inc.                                       428               6,641
Daeduck Electronics Co.                              2,720              21,192
Daegu Bank                                           7,020             130,021
GIIR, Inc.                                           1,260              19,344
GS Home Shopping, Inc.                                 351              31,029
Kolon Engineering & Construction Co., Ltd.           1,280              21,330
Kookmin Bank                                        21,396           1,781,539
Korea Exchange Bank                                 61,720           1,001,521
KT Corp.                                            19,400             974,081
KT&G Corp.                                           7,666             598,939
LG Petrochemical Co., Ltd.                           2,590             128,771
SK Telecom Co., Ltd.                                   111              25,471
SK Telecom Co., Ltd. ADR                            39,823           1,182,743
S-Oil Corp.                                         30,317           2,696,610
                                                                    ----------
Total South Korea                                                    8,619,232
------------------------------------------------------------------------------
Taiwan - 27.5%
Acer, Inc.                                         161,485             284,522
Advantech Co., Ltd.                                 29,851              88,451
Altek Corp.                                         15,600              30,211
Cheng Loong Corp.                                   63,000              25,771
China Motor Corp.                                  107,360              98,363
China Steel Corp.                                1,613,280           2,353,061
Chung HWA Pulp                                      48,000              31,622
Chunghwa Telecom Co., Ltd.                       1,078,800           2,016,448
Compal Communications, Inc.                         29,950              75,988
Compal Electronics, Inc.                           261,890             296,116
E.Sun Financial Holding Co., Ltd.*                 254,000             136,982
Eastern Media International Corp.*                  79,000              22,150
Evergreen Marine Corp. (Taiwan) Ltd.               354,000             306,435
Far EasTone Telecommunications Co., Ltd.           475,000             601,118
Feng Hsin Iron & Steel Co.                          54,000              85,215
First Financial Holding Co., Ltd.                  477,360             341,546
Formosa Chemicals & Fibre Corp.                    664,000           1,698,912
Formosa International Hotels Corp.                   3,000              23,625
Formosa Petrochemical Corp.                        870,000           2,612,532
Formosa Plastics Corp.                             533,000           1,502,559
Fu Sheng Industrial Co., Ltd.                       80,540              85,389
Fubon Financial Holding Co., Ltd.                  452,000             385,727
Gigabyte Technology Co., Ltd.                       60,000              49,548
Hotai Motor Co., Ltd.                               58,000             146,444
Inventec Appliances Corp.                           46,450              92,089
Kinpo Electronics, Inc.                             80,200              32,193
LEE Chang Yung Chem IND Corp.                       36,960              47,113
LITE-ON IT Corp.                                   116,000             108,056
Lite-On Technology Corp.                           169,869             265,461
Mega Financial Holding Co., Ltd.                 1,204,000             759,994
Nan Ya Plastics Corp.                              664,000           1,729,432
Novatek Microelectronics Corp. Ltd.                 34,159             148,631
POU Chen Corp.                                     147,715             147,556
President Chain Store Corp.                         53,000             148,923
Quanta Computer, Inc.                              256,440             403,107
Shihlin Electric & Engineering Corp.                30,000              32,496
Sincere Navigation Corp.                            36,000              80,417
SinoPac Financial Holdings Co., Ltd                527,000             245,454
Sunplus Technology Co., Ltd.                        46,788              88,745
Taiwan Cement Corp.                                212,040             346,957
Taiwan Fertilizer Co., Ltd.                         51,000             123,144
Taiwan Mobile Co., Ltd.                            559,000             760,521
Taiwan Secom Co., Ltd.                              29,000              47,985
Taiwan Semiconductor Manufacturing Co., Ltd.     1,364,000           2,658,201
Teco Electric and Machinery Co., Ltd.               98,000              57,806
Tung Ho Steel Enterprise Corp.                      82,000             136,939
U-Ming Marine Transport Corp.                      101,000             331,147
Wan Hai Lines Ltd.                                 252,000             193,816
Wintek Corp.                                       108,000             144,287
Yang Ming Marine Transport Corp.                   388,075             312,148
Yuen Foong Yu Paper Manufacturing Co., Ltd.         81,560              37,987
Yulon Motor Co., Ltd.                               83,848              94,035
                                                                    ----------
Total Taiwan                                                        22,873,375
------------------------------------------------------------------------------
Thailand - 8.0%
Advanced Info Service PCL                          344,090             893,480
Airports of Thailand PCL                            91,096             164,783
Aromatics Thailand PCL                              64,898             142,955
Asia Plus Securities PCL                           193,852              21,831
Bangkok Expressway PCL                              48,088              34,935
Banpu PCL                                           13,898             141,109
CalComp Electronics (Thailand) PCL                 498,278             103,944
Charoen Pokphand Foods PCL                         427,094              65,419

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  89

Schedule of Investment (unaudited) (concluded)

WisdomTree Emerging Markets High-Yielding Equity Fund

September 30, 2007

----------------------------------------------------------------------------
Investments                                          Shares     U.S. $ Value
----------------------------------------------------------------------------
Delta Electronics Thai PCL                           159,262     $    97,578
Electricity Generating PCL                            28,498          96,448
Hana Microelectronics PCL                             67,584          48,507
Kiatnakin Bank PCL                                    52,998          47,547
Kim Eng Securities Thailand PCL                       43,290          30,565
Krung Thai Bank PCL                                  755,014         242,309
Major Cineplex Group PCL                              56,886          29,543
MCOT PCL                                              56,086          49,091
Phatra Securities PCL                                 29,298          32,055
Precious Shipping PCL                                115,596         126,473
PTT Chemical PCL                                     102,396         385,385
PTT PCL                                              187,794       1,840,957
Ratchaburi Electricity Generating Holding PCL         89,496         123,375
Rayong Refinery PCL                                  219,846         163,562
Regional Container Lines PCL                          56,198          52,878
Samart Corp. PCL                                      62,686          14,448
Siam Cement PCL                                      107,996         800,321
Siam City Bank PCL                                   133,366          68,872
Siam City Cement PCL                                  17,698         144,579
Thai Airways International Pcl                        84,496         103,540
Thai Oil PCL                                         158,994         398,935
Thai Union Frozen Products PCL                        63,884          45,106
Thoresen Thai Agencies PCL                            36,898          62,439
Tisco Bank PCL                                        70,282          61,516
                                                                 -----------
Total Thailand                                                     6,634,485
----------------------------------------------------------------------------
Turkey - 2.5%
Adana Cimento Class A                                  6,034          47,074
Akcansa Cimento A.S.                                  17,731         135,401
Aksigorta A.S.                                        22,071         152,145
Arcelik A.S.                                          23,936         193,654
Cimsa Cimento Sanayi VE Tica                           6,951          59,680
Dogan Sirketler Grubu Holdings                        65,931         143,695
Dogus Otomotiv Servis ve Ticaret A.S.                 10,408          70,028
Ford Otomotiv Sanayi A.S.                             53,639         566,812
Mardin Cimento Sanayii                                11,387          69,095
Trakya Cam Sanayi A.S.                                24,450          91,236
Tupras Turkiye Petrol Rafine                          21,857         577,416
                                                                 -----------
Total Turkey                                                       2,106,236
============================================================================
TOTAL INVESTMENTS IN SECURITIES - 99.5%
(Cost: $79,731,064)(a)                                            82,630,413
Cash, Foreign Currency and Other Assets in Excess
of Liabilities - 0.5%                                                453,873
                                                                 -----------
NET ASSETS - 100.0%                                              $83,084,286
============================================================================

ADR - American Depositary Receipt.

*     Non-income producing security.

(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

90  WisdomTree International Dividend Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree International Dividend Funds

September 30, 2007

---------------------------------------------------------------------------------------------------------------
                                                                                                    WisdomTree
                                                                                                       DEFA
                                                                                  WisdomTree      High-Yielding
                                                                                  DEFA Fund        Equity Fund
---------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                            $ 289,676,307     $ 266,770,580
Foreign currency, at cost                                                                   -           452,845
---------------------------------------------------------------------------------------------------------------
Investments in securities, at value (including securities on loan) (Note 2)       313,047,577       283,353,469
Cash                                                                                    4,000           456,000
Foreign currency, at value                                                                  -           465,520
Receivables:
 Investment securities sold                                                           999,375           424,733
 Dividends and interest                                                               636,022           826,116
 Foreign tax reclaims                                                                  64,669            58,829
 Capital shares sold                                                               17,462,873                 -
---------------------------------------------------------------------------------------------------------------
Total Assets                                                                      332,214,516       285,584,667
===============================================================================================================
LIABILITIES:
Due to foreign custodian                                                              344,987                 -
Unrealized depreciation on forward foreign currency contracts                           2,121             1,765
Payables:
 Investment securities purchased                                                   17,187,687                 -
 Collateral for securities on loan (Note 2)                                        12,953,752        15,700,187
 Advisory fees (Note 3)                                                               102,252           123,331
 Other accrued expenses                                                                   937               936
---------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                  30,591,736        15,826,219
===============================================================================================================
NET ASSETS                                                                      $ 301,622,780     $ 269,758,448
===============================================================================================================
NET ASSETS:
Paid-in capital                                                                 $ 273,271,645     $ 240,477,805
Undistributed net investment income                                                 4,339,788         6,361,949
Accumulated net realized gain on investments and foreign currency
 related transactions                                                                 617,464         6,292,265
Net unrealized appreciation (depreciation) on investments and
 translation of assets and liabilities denominated in foreign currencies           23,393,883        16,626,429
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $ 301,622,780     $ 269,758,448
===============================================================================================================
Beneficial interest shares of $0.001 par value (unlimited number of
 shares authorized)                                                                 4,250,000         3,900,000
===============================================================================================================
Net asset value per share                                                       $       70.97     $       69.17
===============================================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                                                 WisdomTree     WisdomTree
                                                                                 WisdomTree        Europe         Europe
                                                                                Europe Total   High-Yielding     SmallCap
                                                                               Dividend Fund    Equity Fund    Dividend Fund
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                           $ 50,546,819    $ 49,871,718     $105,581,956
Foreign currency, at cost                                                            61,192          99,324           97,913
----------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (including securities on loan) (Note 2)      56,072,273      54,507,358      101,888,138
Cash                                                                                  9,000               -                -
Foreign currency, at value                                                           62,190         101,530           99,714
Receivables:
 Investment securities sold                                                          55,794          91,005          111,832
 Dividends and interest                                                              87,479         146,550          207,444
 Foreign tax reclaims                                                                23,392          18,335           28,798
 Capital shares sold                                                                      -               -                -
----------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                     56,310,128      54,864,778      102,335,926
============================================================================================================================
LIABILITIES:
Due to foreign custodian                                                                  -               -                -
Unrealized depreciation on forward foreign currency contracts                             -             663            1,021
Payables:
 Investment securities purchased                                                          -               -                -
 Collateral for securities on loan (Note 2)                                         598,820         422,330        4,557,273
 Advisory fees (Note 3)                                                              21,149          25,029           46,317
 Other accrued expenses                                                                 194             190              351
----------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                   620,163         448,212        4,604,962
============================================================================================================================
NET ASSETS                                                                     $ 55,689,965    $ 54,416,566     $ 97,730,964
============================================================================================================================
NET ASSETS:
Paid-in capital                                                                $ 48,787,074    $ 45,682,639     $ 83,828,881
Undistributed net investment income                                               1,006,331       1,542,356        3,818,373
Accumulated net realized gain on investments and foreign currency
 related transactions                                                               367,773       2,551,435       13,772,854
Net unrealized appreciation (depreciation) on investments and
 translation of assets and liabilities denominated in foreign currencies          5,528,787       4,640,136       (3,689,144)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                     $ 55,689,965    $ 54,416,566     $ 97,730,964
============================================================================================================================
Beneficial interest shares of $0.001 par value (unlimited number of
 shares authorized)                                                                 800,000         800,000        1,400,000
============================================================================================================================
Net asset value per share                                                      $      69.61    $      68.02     $      69.81
============================================================================================================================

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  91

WisdomTree International Dividend Funds

September 30, 2007

-----------------------------------------------------------------------------------------------------------
                                                                                                WisdomTree
                                                                                WisdomTree        Japan
                                                                               Japan Total    High-Yielding
                                                                              Dividend Fund    Equity Fund
-----------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                           $ 43,907,233    $ 51,160,011
Foreign currency, at cost                                                            13,165             713
-----------------------------------------------------------------------------------------------------------
Investments in securities, at value (including securities on loan) (Note 2)      44,261,198      46,521,268
Cash                                                                                      -               -
Foreign currency, at value                                                           13,111             710
Unrealized appreciation on forward foreign currency contracts                             -               -
Receivables:
 Investment securities sold                                                               -               -
 Dividends and interest                                                             259,300         377,970
 Foreign tax reclaims                                                                     -               -
-----------------------------------------------------------------------------------------------------------
Total Assets                                                                     44,533,609      46,899,948
===========================================================================================================
LIABILITIES:
Due to foreign custodian                                                                  -          37,622
Payables:
 Collateral for securities on loan (Note 2)                                         336,265       2,033,155
 Advisory fees (Note 3)                                                              16,724          20,706
 Other accrued expenses                                                                 153             157
-----------------------------------------------------------------------------------------------------------
Total Liabilities                                                                   353,142       2,091,640
===========================================================================================================
NET ASSETS                                                                     $ 44,180,467    $ 44,808,308
===========================================================================================================
NET ASSETS:
Paid-in capital                                                                $ 42,653,051    $ 45,968,673
Undistributed net investment income                                                 388,730         810,033
Accumulated net realized gain on investments and foreign currency
 related transactions                                                               786,171       2,670,313
Net unrealized appreciation (depreciation) on investments and
 translation of assets and liabilities denominated in foreign currencies            352,515      (4,640,711)
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                     $ 44,180,467    $ 44,808,308
===========================================================================================================
Beneficial interest shares of $0.001 par value (unlimited number of
 shares authorized)                                                                 800,000         800,000
===========================================================================================================
Net asset value per share                                                      $      55.23    $      56.01
===========================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 WisdomTree                            WisdomTree
                                                                                   Japan            WisdomTree      Pacific ex-Japan
                                                                                  SmallCap       Pacific ex-Japan    High-Yielding
                                                                               Dividend Fund   Total Dividend Fund    Equity Fund
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                           $ 95,252,082       $ 208,233,970      $ 107,296,855
Foreign currency, at cost                                                             4,856             288,114            128,712
----------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (including securities on loan) (Note 2)      90,090,248         244,719,849        117,085,541
Cash                                                                                      -           1,062,000                  -
Foreign currency, at value                                                            4,856             289,261            129,699
Unrealized appreciation on forward foreign currency contracts                             -                 308                  -
Receivables:
 Investment securities sold                                                               -             348,928            269,606
 Dividends and interest                                                             457,707             801,332            926,676
 Foreign tax reclaims                                                                     -                  61                  -
----------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                     90,552,811         247,221,739        118,411,522
==================================================================================================================================
LIABILITIES:
Due to foreign custodian                                                             12,057                   -                  -
Payables:
 Collateral for securities on loan (Note 2)                                      10,924,473          28,584,988         18,332,632
 Advisory fees (Note 3)                                                              36,724              77,714             48,526
 Other accrued expenses                                                                 279                 712                368
----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                10,973,533          28,663,414         18,381,526
==================================================================================================================================
NET ASSETS                                                                     $ 79,579,278       $ 218,558,325      $ 100,029,996
==================================================================================================================================
NET ASSETS:
Paid-in capital                                                                $ 81,971,970       $ 177,357,784      $  80,015,732
Undistributed net investment income                                                 923,894           3,205,734          3,277,718
Accumulated net realized gain on investments and foreign currency
 related transactions                                                             1,846,969           1,452,580          6,876,391
Net unrealized appreciation (depreciation) on investments and
 translation of assets and liabilities denominated in foreign currencies         (5,163,555)         36,542,227          9,860,155
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                     $ 79,579,278       $ 218,558,325      $ 100,029,996
==================================================================================================================================
Beneficial interest shares of $0.001 par value (unlimited number of
 shares authorized)                                                               1,600,000           2,600,000          1,300,000
==================================================================================================================================
Net asset value per share                                                      $      49.74       $       84.06      $       76.95
==================================================================================================================================

                       See Notes to Financial Statements.

92  WisdomTree International Dividend Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree International Dividend Funds

September 30, 2007

--------------------------------------------------------------------------------------------------------
                                                         WisdomTree        WisdomTree        WisdomTree
                                                       International     International     International
                                                          LargeCap          Dividend           MidCap
                                                       Dividend Fund      Top 100 Fund     Dividend Fund
--------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                   $ 138,527,074     $ 425,749,929     $ 305,589,433
Foreign currency, at cost                                    179,372           145,318           232,773
--------------------------------------------------------------------------------------------------------
Investments in securities, at value (including
 securities on loan) (Note 2)                            154,625,923       454,768,504       309,429,281
Cash                                                               -            62,666            25,950
Foreign currency, at value                                   182,755           146,218           234,312
Unrealized appreciation on forward foreign currency
 contracts                                                         -                 -               117
Receivables:
 Investment securities sold                                  158,057           653,326           348,438
 Dividends and interest                                      362,114         1,260,622           927,424
 Foreign tax reclaims                                         45,429           101,150            56,148
 Capital shares sold                                               -        14,424,610                 -
--------------------------------------------------------------------------------------------------------
Total Assets                                             155,374,278       471,417,096       311,021,670
========================================================================================================
LIABILITIES:
Due to foreign custodian                                           -                 -                 -
Unrealized depreciation on forward foreign currency
 contracts                                                       911             3,629                 -
Payables:
 Investment securities purchased                                   -        14,065,246                 -
 Collateral for securities on loan (Note 2)                1,566,840        21,922,095        30,096,525
 Advisory fees (Note 3)                                       57,810           191,048           128,850
 Other accrued expenses                                          530             1,449               977
--------------------------------------------------------------------------------------------------------
Total Liabilities                                          1,626,091        36,183,467        30,226,352
========================================================================================================
NET ASSETS                                             $ 153,748,187     $ 435,233,629     $ 280,795,318
========================================================================================================
NET ASSETS:
Paid-in capital                                        $ 133,808,985     $ 381,194,078     $ 258,030,043
Undistributed net investment income                        2,815,918        10,312,165         5,448,104
Accumulated net realized gain on investments and
 foreign currency related transactions                     1,011,134        14,649,815        13,446,483
Net unrealized appreciation on investments and
 translation of assets and liabilities denominated
 in foreign currencies                                    16,112,150        29,077,571         3,870,688
--------------------------------------------------------------------------------------------------------
NET ASSETS                                             $ 153,748,187     $ 435,233,629     $ 280,795,318
========================================================================================================
Beneficial interest shares of $0.001 par value
 (unlimited number of shares authorized)                   2,200,000         6,000,000         3,900,000
--------------------------------------------------------------------------------------------------------
Net asset value per share                              $       69.89     $       72.54     $       72.00
========================================================================================================

--------------------------------------------------------------------------------------------------------
                                                         WisdomTree                          WisdomTree
                                                       International       WisdomTree     Emerging Markets
                                                          SmallCap        International    High-Yielding
                                                       Dividend Fund    Real Estate Fund    Equity Fund
--------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                   $ 685,275,451      $ 52,010,869      $ 79,731,064
Foreign currency, at cost                                    957,405            21,861           805,210
--------------------------------------------------------------------------------------------------------
Investments in securities, at value (including
 securities on loan) (Note 2)                            685,872,316        54,314,127        82,630,413
Cash                                                               -             2,532           441,624
Foreign currency, at value                                   963,120            22,262           806,498
Unrealized appreciation on forward foreign currency
 contracts                                                         -                 -                 -
Receivables:
 Investment securities sold                                  310,639            46,788
 Dividends and interest                                    2,292,231           147,376           144,653
 Foreign tax reclaims                                         79,549             2,073                 -
 Capital shares sold                                               -                 -            16,268
--------------------------------------------------------------------------------------------------------
Total Assets                                             689,517,855        54,535,158        84,039,456
========================================================================================================
LIABILITIES:
Due to foreign custodian                                     540,191                 -                 -
Unrealized depreciation on forward foreign currency
 contracts                                                     2,090                 -                 8
Payables:
 Investment securities purchased                                   -                 -           919,368
 Collateral for securities on loan (Note 2)              132,076,795         1,674,505                 -
 Advisory fees (Note 3)                                      258,364            23,467            35,546
 Other accrued expenses                                        1,960               178               248
--------------------------------------------------------------------------------------------------------
Total Liabilities                                        132,879,400         1,698,150           955,170
========================================================================================================
NET ASSETS                                             $ 556,638,455      $ 52,837,008      $ 83,084,286
========================================================================================================
NET ASSETS:
Paid-in capital                                        $ 531,269,823      $ 50,072,627      $ 79,563,857
Undistributed net investment income                       10,050,300           395,075           594,354
Accumulated net realized gain on investments and
 foreign currency related transactions                    14,661,654            63,527            24,462
Net unrealized appreciation on investments and
 translation of assets and liabilities denominated
 in foreign currencies                                       656,678         2,305,779         2,901,613
--------------------------------------------------------------------------------------------------------
NET ASSETS                                             $ 556,638,455      $ 52,837,008      $ 83,084,286
========================================================================================================
Beneficial interest shares of $0.001 par value
 (unlimited number of shares authorized)                   8,000,000         1,000,002         1,600,002
--------------------------------------------------------------------------------------------------------
Net asset value per share                              $       69.58      $      52.84      $      51.93
========================================================================================================

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  93

Statements of Operations (unaudited)

WisdomTree International Dividend Funds

For the Six Months Ended September 30, 2007

-------------------------------------------------------------------------------------------------------
                                                                                            WisdomTree
                                                                                               DEFA
                                                                             WisdomTree   High-Yielding
                                                                              DEFA Fund    Equity Fund
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                                               $ 4,118,481     $ 5,794,163
 Interest                                                                         5,463           5,900
 Securities lending income (Note 2)                                             113,712         180,257
-------------------------------------------------------------------------------------------------------
Total investment income                                                       4,237,656       5,980,320
-------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                         507,634         700,967
 Service fees (Note 3)                                                            1,845           1,876
-------------------------------------------------------------------------------------------------------
Total expenses                                                                  509,479         702,843
-------------------------------------------------------------------------------------------------------
Net investment income                                                         3,728,177       5,277,477
=======================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                       (568,694)       (230,612)
 In-kind redemptions                                                          1,154,009       6,518,024
 Foreign currency related transactions                                           33,863          72,150
-------------------------------------------------------------------------------------------------------
Net realized gain                                                               619,178       6,359,562
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                     14,096,446       5,622,190
 Translation of assets and liabilities denominated in foreign currencies         16,209          31,315
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                         14,112,655       5,653,505
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       14,731,833      12,013,067
=======================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $18,460,010     $17,290,544
=======================================================================================================

                                                                                              WisdomTree      WisdomTree
                                                                              WisdomTree        Europe          Europe
                                                                             Europe Total   High-Yielding      SmallCap
                                                                            Dividend Fund    Equity Fund     Dividend Fund
                                                                           ------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                                                $  931,925      $1,325,308     $    3,221,407
 Interest                                                                         1,225              23              3,771
 Securities lending income (Note 2)                                              24,408          41,327             84,494
--------------------------------------------------------------------------------------------------------------------------
Total investment income                                                         957,558       1,366,658          3,309,672
--------------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                         115,330         154,290            399,033
 Service fees (Note 3)                                                              388             381                763
--------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                  115,718         154,671            399,796
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                                           841,840       1,211,987          2,909,876
==========================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                        (91,411)       (253,811)        (1,336,786)
 In-kind redemptions                                                            572,550       2,796,721         14,639,549
 Foreign currency related transactions                                            4,077           6,003             27,686
--------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                               485,216       2,548,913         13,330,449
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                      2,682,218         134,672        (16,050,243)
 Translation of assets and liabilities denominated in foreign currencies          1,788             871              2,127
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                          2,684,006         135,543        (16,048,116)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                        3,169,222       2,684,456         (2,717,667)
==========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $4,011,062      $3,896,443     $      192,209
==========================================================================================================================

(1)   Net of foreign withholding tax of $428,745,  $564,140,  $117,769, $158,717 and $321,378, respectively.

                       See Notes to Financial Statements.

94  WisdomTree International Dividend Funds

WisdomTree International Dividend Funds

For the Six Months Ended September 30, 2007

--------------------------------------------------------------------------------------------------------
                                                                                             WisdomTree
                                                                              WisdomTree       Japan
                                                                             Japan Total   High-Yielding
                                                                            Dividend Fund   Equity Fund
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------
 Dividends(1)                                                               $    308,587    $    463,778
 Interest                                                                            381          11,758
 Securities lending income (Note 2)                                                3,321           8,274
--------------------------------------------------------------------------------------------------------
Total investment income                                                          312,289         483,810
--------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                          117,160         194,999
 Service fees (Note 3)                                                               333             322
--------------------------------------------------------------------------------------------------------
Total expenses                                                                   117,493         195,321
--------------------------------------------------------------------------------------------------------
Net investment income                                                            194,796         288,489
========================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                        (139,530)       (576,896)
 In-kind redemptions                                                           1,107,535       3,444,609
 Foreign currency related transactions                                            (2,880)        (35,698)
--------------------------------------------------------------------------------------------------------
Net realized gain                                                                965,125       2,832,015
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                      (3,003,553)     (7,752,172)
 Translation of assets and liabilities denominated in foreign currencies          (1,290)             51
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                          (3,004,843)     (7,752,121)
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                        (2,039,718)     (4,920,106)
========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                                            $ (1,844,922)   $ (4,631,617)
========================================================================================================

-------------------------------------------------------------------------------------------------------------------------------
                                                                             WisdomTree                            WisdomTree
                                                                               Japan            WisdomTree      Pacific ex-Japan
                                                                              SmallCap       Pacific ex-Japan    High-Yielding
                                                                           Dividend Fund   Total Dividend Fund    Equity Fund
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------------------------------------
 Dividends(1)                                                               $    523,456        $ 2,924,288         $ 2,539,312
 Interest                                                                            842              5,661               4,013
 Securities lending income (Note 2)                                               85,103             32,303              37,891
-------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                          609,401          2,962,252           2,581,216
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                          256,612            294,601             326,647
 Service fees (Note 3)                                                               586              1,134                 769
-------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                   257,198            295,735             327,416
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            352,203          2,666,517           2,253,800
===============================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                        (270,195)          (106,009)           (389,100)
 In-kind redemptions                                                           2,284,928          1,536,726           6,980,946
 Foreign currency related transactions                                           (23,795)           100,332             107,799
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                              1,990,938          1,531,049           6,699,645
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                      (7,268,099)        30,284,595           3,164,328
 Translation of assets and liabilities denominated in foreign currencies            (947)            48,941              56,904
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                          (7,269,046)        30,333,536           3,221,232
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                        (5,278,108)        31,864,585           9,920,877
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                                            $ (4,925,905)       $34,531,102         $12,174,677
===============================================================================================================================

(1)   Net of foreign withholding tax of $23,208, $34,908, $39,365, $31,116 and
      $43,005, respectively.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  95

Statements of Operations (unaudited) (concluded)

WisdomTree International Dividend Funds

For the Six Months Ended September 30, 2007

----------------------------------------------------------------------------------------------------
                                                         WisdomTree      WisdomTree      WisdomTree
                                                       International   International   International
                                                          LargeCap        Dividend         MidCap
                                                       Dividend Fund    Top 100 Fund   Dividend Fund
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
 Dividends(1)                                           $ 2,609,887     $ 9,710,440    $   5,383,988
 Interest                                                     3,705           3,701            1,701
 Securities lending income (Note 2)                          67,988         307,107          170,549
----------------------------------------------------------------------------------------------------
Total investment income                                   2,681,580      10,021,248        5,556,238
----------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                     304,245       1,093,444          788,775
 Service fees (Note 3)                                        1,058           2,900            2,032
----------------------------------------------------------------------------------------------------
Total expenses                                              305,303       1,096,344          790,807
----------------------------------------------------------------------------------------------------
Net investment income                                     2,376,277       8,924,904        4,765,431
====================================================================================================
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                    221,830          17,971         (511,702)
 In-kind redemptions                                        797,533      14,735,840       13,549,584
 Foreign currency related transactions                       32,911          83,840            7,654
----------------------------------------------------------------------------------------------------
Net realized gain                                         1,052,274      14,837,651       13,045,536
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                  8,872,301       5,836,012       (8,353,413)
 Translation of assets and liabilities denominated
  in foreign currencies                                       7,751          44,993           26,847
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
 (depreciation)                                           8,880,052       5,881,005       (8,326,566)
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments                                              9,932,326      20,718,656        4,718,970
====================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                             $12,308,603     $29,643,560    $   9,484,401
====================================================================================================

--------------------------------------------------------------------------------------------------------
                                                         WisdomTree                          WisdomTree
                                                        International       WisdomTree    Emerging Markets
                                                          SmallCap        International    HIgh-Yielding
                                                        Dividend Fund   Real Estate Fund*   Equity Fund*
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------
 Dividends(1)                                          $    9,311,561      $  460,667         $  646,152
 Interest                                                       7,851               -             20,520
 Securities lending income (Note 2)                           324,408           3,902                  -
--------------------------------------------------------------------------------------------------------
Total investment income                                     9,643,820         464,569            666,672
--------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                     1,455,563          69,163             71,874
 Service fees (Note 3)                                          3,974             331                444
--------------------------------------------------------------------------------------------------------
Total expenses                                              1,459,537          69,494             72,318
--------------------------------------------------------------------------------------------------------
Net investment income                                       8,184,283         395,075            594,354
========================================================================================================
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                   (2,620,433)         72,461            (12,037)
 In-kind redemptions                                       16,871,423               -                 40
 Foreign currency related transactions                         16,213          (8,934)            36,459
--------------------------------------------------------------------------------------------------------
Net realized gain                                          14,267,203          63,527             24,462
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                  (21,157,843)      2,303,258          2,899,349
 Translation of assets and liabilities denominated
  in foreign currencies                                        54,778           2,521              2,264
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
 (depreciation)                                           (21,103,065)      2,305,779          2,901,613
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments                                               (6,835,862)      2,369,306          2,926,075
========================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                            $    1,348,421      $2,764,381         $3,520,429
========================================================================================================

* Commencement of investment operations for the International Real Estate Fund and Emerging Markets High-Yielding Equity Fund are June 5, 2007 and July 13, 2007, respectively.

(1)   Net of foreign withholding tax of $284,671, $873,652, $471,905, $611,586,
      $48,323, and $102,792, respectively.

                       See Notes to Financial Statements.

96  WisdomTree International Dividend Funds

Statements of Changes in Net Assets

WisdomTree International Dividend Funds

----------------------------------------------------------------------------------------
                                                                      WisdomTree
                                                                       DEFA Fund
----------------------------------------------------------------------------------------
                                                            For the
                                                        Six Months Ended   For the Period
                                                          September 30,    June 16, 2006*
                                                              2007             through
                                                           (unaudited)     March 31, 2007
----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                   $   3,728,177     $     818,784
 Net realized gain on investments and foreign
  currency related transactions                                619,178         1,216,145
 Net change in unrealized appreciation on
  investments and translation of assets and
  liabilities denominated in foreign currencies             14,112,655         9,281,228
----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        18,460,010        11,316,157
========================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                               -          (214,691)
 Capital gains                                                       -           (17,022)
----------------------------------------------------------------------------------------
Total dividends and distributions                                    -          (231,713)
========================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                          172,154,730       146,204,390
 Cost of shares redeemed                                   (17,295,230)      (28,990,564)
----------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
 share transactions                                        154,859,500       117,213,826
========================================================================================
Net Increase in Net Assets                                 173,319,510       128,298,270
========================================================================================
NET ASSETS:
Beginning of period                                      $ 128,303,270     $       5,000
End of period                                            $ 301,622,780     $ 128,303,270
========================================================================================
Undistributed net investment income included in
 net assets at end of period                             $   4,339,788     $     611,611
========================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                     2,000,000                 -
 Shares created                                              2,500,000         2,500,100
 Shares redeemed                                              (250,000)         (500,100)
----------------------------------------------------------------------------------------
 Shares outstanding, end of period                           4,250,000         2,000,000
========================================================================================

-----------------------------------------------------------------------------------------------------------------------------
                                                                   WisdomTree                          WisdomTree
                                                         DEFA High-Yielding Equity Fund        Europe Total Dividend Fund
-----------------------------------------------------------------------------------------------------------------------------
                                                             For the                             For the
                                                        Six Months Ended   For the Period   Six Months Ended   For the Period
                                                          September 30,    June 16, 2006*     September 30,    June 16, 2006*
                                                              2007             through            2007             through
                                                           (unaudited)     March 31, 2007      (unaudited)     March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                   $   5,277,477     $   1,482,819      $    841,840     $      241,910
 Net realized gain on investments and foreign
  currency related transactions                              6,359,562           911,821           485,216            823,921
 Net change in unrealized appreciation on
  investments and translation of assets and
  liabilities denominated in foreign currencies              5,653,505        10,972,924         2,684,006          2,844,781
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        17,290,544        13,367,564         4,011,062          3,910,612
=============================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                               -          (416,338)                -            (82,853)
 Capital gains                                                       -                 -                 -               (936)
-----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                    -          (416,338)                -            (83,789)
=============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                          109,007,930       188,423,781        20,408,449         51,326,114
 Cost of shares redeemed                                   (41,038,331)      (16,881,702)       (6,915,004)       (16,972,479)
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
 share transactions                                         67,969,599       171,542,079        13,493,445         34,353,635
=============================================================================================================================
Net Increase in Net Assets                                  85,260,143       184,493,305        17,504,507         38,180,458
=============================================================================================================================
NET ASSETS:
Beginning of period                                      $ 184,498,305     $       5,000      $ 38,185,458     $        5,000
End of period                                            $ 269,758,448     $ 184,498,305      $ 55,689,965     $   38,185,458
=============================================================================================================================
Undistributed net investment income included in
 net assets at end of period                             $   6,361,949     $   1,084,472      $  1,006,331     $      164,491
=============================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                     2,900,000                 -           600,000                  -
 Shares created                                              1,600,000         3,200,100           300,000            900,100
 Shares redeemed                                              (600,000)         (300,100)         (100,000)          (300,100)
-----------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                           3,900,000         2,900,000           800,000            600,000
=============================================================================================================================

*     Commencement of investment operations

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  97

WisdomTree International Dividend Funds

----------------------------------------------------------------------------------------
                                                                   WisdomTree
                                                       Europe High-Yielding Equity Fund
----------------------------------------------------------------------------------------
                                                           For the
                                                       Six Months Ended   For the Period
                                                         September 30,    June 16, 2006*
                                                             2007             through
                                                          (unaudited)     March 31, 2007
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                                  $    1,211,987    $      513,916
 Net realized gain (loss) on investments and
  foreign currency related transactions                      2,548,913           908,921
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                           135,543         4,504,593
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  3,896,443         5,927,430
========================================================================================
DIVIDENDS:
 Net investment income                                               -          (191,720)
----------------------------------------------------------------------------------------
 Total dividends                                                     -          (191,720)
========================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                           13,638,210        61,698,085
 Cost of shares redeemed                                   (13,638,210)      (16,918,672)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                          -        44,779,413
========================================================================================
Net Increase (Decrease) in Net Assets                        3,896,443        50,515,123
========================================================================================
NET ASSETS:
Beginning of period                                     $   50,520,123    $        5,000
End of period                                           $   54,416,566    $   50,520,123
========================================================================================
Undistributed net investment income included in
 net assets at end of period                            $    1,542,356    $      330,369
========================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                       800,000                 -
 Shares created                                                200,000         1,100,100
 Shares redeemed                                              (200,000)         (300,100)
----------------------------------------------------------------------------------------
 Shares outstanding, end of period                             800,000           800,000
========================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                  WisdomTree                          WisdomTree
                                                         Europe SmallCap Dividend Fund        Japan Total Dividend Fund
--------------------------------------------------------------------------------------------------------------------------
                                                          For the                               For the
                                                     Six Months Ended     For the Period   Six Months Ended For the Period
                                                       September 30,      June 16, 2006*     September 30,  June 16, 2006*
                                                           2007               through            2007          through
                                                        (unaudited)       March 31, 2007      (unaudited)   March 31, 2007
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                                  $   2,909,876      $  1,138,113     $      194,796    $    302,220
 Net realized gain (loss) on investments and
  foreign currency related transactions                    13,330,449           872,823            965,125        (150,432)
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                      (16,048,116)       12,358,972         (3,004,843)      3,357,358
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                   192,209        14,369,908         (1,844,922)      3,509,146
==========================================================================================================================
DIVIDENDS:
 Net investment income                                              -          (234,397)                 -        (104,591)
--------------------------------------------------------------------------------------------------------------------------
 Total dividends                                                    -          (234,397)                 -        (104,591)
==========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                          37,322,160       139,943,738          5,571,114      53,497,409
 Cost of shares redeemed                                  (87,098,948)       (6,768,706)       (10,846,453)     (5,606,236)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                               (49,776,788)      133,175,032         (5,275,339)     47,891,173
==========================================================================================================================
Net Increase (Decrease) in Net Assets                     (49,584,579)      147,310,543         (7,120,261)     51,295,728
==========================================================================================================================
NET ASSETS:
Beginning of period                                     $ 147,315,543      $      5,000     $   51,300,728    $      5,000
End of period                                           $  97,730,964      $147,315,543     $   44,180,467    $ 51,300,728
==========================================================================================================================
Undistributed net investment income included in
 net assets at end of period                            $   3,818,373      $    908,497     $      388,730    $    193,934
==========================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                    2,100,000                 -            900,000               -
 Shares created                                               500,000         2,200,100            100,000       1,000,100
 Shares redeemed                                           (1,200,000)         (100,100)          (200,000)       (100,100)
--------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                          1,400,000         2,100,000            800,000         900,000
==========================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

98  WisdomTree International Dividend Funds

WisdomTree International Dividend Funds

--------------------------------------------------------------------------------------
                                                                WisdomTree
                                                      Japan High-Yielding Equity Fund
--------------------------------------------------------------------------------------
                                                           For the
                                                       Six Months Ended For the Period
                                                         September 30,  June 16, 2006*
                                                             2007           through
                                                          (unaudited)   March 31, 2007
--------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                  $      288,489     $   693,416
 Net realized gain (loss) on investments and
  foreign currency related transactions                      2,832,015        (163,710)
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                        (7,752,121)      3,111,410
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 (4,631,617)      3,641,116
======================================================================================
DIVIDENDS:
 Net investment income                                               -        (169,864)
--------------------------------------------------------------------------------------
 Total dividends                                                     -        (169,864)
======================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                           40,032,961      91,598,296
 Cost of shares redeemed                                   (85,661,902)         (5,682)
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                (45,628,941)     91,592,614
======================================================================================
Net Increase (Decrease) in Net Assets                      (50,260,558)     95,063,866
======================================================================================
NET ASSETS:
Beginning of period                                     $   95,068,866     $     5,000
End of period                                           $   44,808,308     $95,068,866
======================================================================================
Undistributed net investment income included in
 net assets at end of period                            $      810,033     $   521,544
======================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                     1,600,000               -
 Shares created                                                700,000       1,600,100
 Shares redeemed                                            (1,500,000)           (100)
--------------------------------------------------------------------------------------
 Shares outstanding, end of period                             800,000       1,600,000
======================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                  WisdomTree                        WisdomTree
                                                         Japan SmallCap Dividend Fund   Pacific ex-Japan Total Dividend Fund
----------------------------------------------------------------------------------------------------------------------------
                                                            For the                             For the
                                                       Six Months Ended   For the Period   Six Months Ended   For the Period
                                                         September 30,    June 16, 2006*     September 30,    June 16, 2006*
                                                             2007             through            2007             through
                                                          (unaudited)     March 31, 2007      (unaudited)     March 31, 2007
----------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                  $      352,203    $      610,192     $  2,666,517     $      727,166
 Net realized gain (loss) on investments and
  foreign currency related transactions                      1,990,938            28,052        1,531,049          1,109,136
 Net change in unrealized appreciation
  (depreciation) on investments and translation of assets and liabilities denominated in
  foreign currencies                                        (7,269,046)        2,105,491       30,333,536          6,208,691
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                 (4,925,905)        2,743,735       34,531,102          8,044,993
============================================================================================================================
DIVIDENDS:
 Net investment income                                               -           (30,965)               -           (196,159)
----------------------------------------------------------------------------------------------------------------------------
 Total dividends                                                     -           (30,965)               -           (196,159)
============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                           15,357,087       106,770,558      117,036,913         88,664,106
 Cost of shares redeemed                                   (30,271,359)      (10,068,873)      (7,339,186)       (22,188,444)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                (14,914,272)       96,701,685      109,697,727         66,475,662
============================================================================================================================
Net Increase (Decrease) in Net Assets                      (19,840,177)       99,414,455      144,228,829         74,324,496
============================================================================================================================
NET ASSETS:
Beginning of period                                     $   99,419,455    $        5,000     $ 74,329,496     $        5,000
End of period                                           $   79,579,278    $   99,419,455     $218,558,325     $   74,329,496
============================================================================================================================
Undistributed net investment income included in
 net assets at end of period                            $      923,894    $      571,691     $  3,205,734     $      539,217
============================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                     1,900,000                 -        1,100,000                  -
 Shares created                                                300,000         2,100,100        1,600,000          1,500,100
 Shares redeemed                                              (600,000)         (200,100)        (100,000)          (400,100)
----------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                           1,600,000         1,900,000        2,600,000          1,100,000
============================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

                                     WisdomTree International Dividend Funds  99

WisdomTree International Dividend Funds

-----------------------------------------------------------------------------------------
                                                                   WisdomTree
                                                         Pacific ex-Japan High-Yielding
                                                                   Equity Fund
-----------------------------------------------------------------------------------------
                                                            For the
                                                        Six Months Ended   For the Period
                                                          September 30,    June 16, 2006*
                                                              2007             through
                                                           (unaudited)     March 31, 2007
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                   $   2,253,800     $    1,417,669
 Net realized gain (loss) on investments and
  foreign currency related transactions                      6,699,645          3,570,830
 Net change in unrealized appreciation on
  investments and translation of assets and
  liabilities denominated in foreign currencies              3,221,232          6,638,923
-----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        12,174,677         11,627,422
=========================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                               -           (416,060)
 Capital gains                                                       -                  -
-----------------------------------------------------------------------------------------
Total dividends and distributions                                    -           (416,060)
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                           50,632,969        110,443,500
 Cost of shares redeemed                                   (49,983,016)       (34,454,496)
-----------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
 share transactions                                            649,953         75,989,004
=========================================================================================
Net Increase in Net Assets                                  12,824,630         87,200,366
=========================================================================================
NET ASSETS:
Beginning of period                                      $  87,205,366     $        5,000
End of period                                            $ 100,029,996     $   87,205,366
=========================================================================================
Undistributed net investment income included in
 net assets at end of period                             $   3,277,718     $    1,023,918
=========================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                     1,300,000                  -
 Shares created                                                700,000          1,900,100
 Shares redeemed                                              (700,000)          (600,100)
-----------------------------------------------------------------------------------------
 Shares outstanding, end of period                           1,300,000          1,300,000
=========================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                  WisdomTree
                                                         International LargeCap Dividend             WisdomTree
                                                                      Fund               International Dividend Top 100 Fund
---------------------------------------------------------------------------------------------------------------------------
                                                             For the                            For the
                                                        Six Months Ended  For the Period   Six Months Ended  For the Period
                                                          September 30,   June 16, 2006*     September 30,   June 16, 2006*
                                                              2007            through            2007           through
                                                           (unaudited)    March 31, 2007      (unaudited)    March 31, 2007
---------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                    $  2,376,277      $   646,798      $   8,924,904     $  1,859,417
 Net realized gain (loss) on investments and
  foreign currency related transactions                      1,052,274          (37,126)        14,837,651         (161,801)
 Net change in unrealized appreciation on
  investments and translation of assets and
  liabilities denominated in foreign currencies              8,880,052        7,232,098          5,881,005       23,196,566
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        12,308,603        7,841,770         29,643,560       24,894,182
===========================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                               -         (211,171)                 -         (485,914)
 Capital gains                                                       -                -                  -          (12,277)
---------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                    -         (211,171)                 -         (498,191)
===========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                           60,620,649       79,939,217        212,028,191      254,348,710
 Cost of shares redeemed                                    (6,749,879)          (6,002)       (85,181,558)          (6,265)
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
 share transactions                                         53,870,770       79,933,215        126,846,633      254,342,445
===========================================================================================================================
Net Increase in Net Assets                                  66,179,373       87,563,814        156,490,193      278,738,436
===========================================================================================================================
NET ASSETS:
Beginning of period                                       $ 87,568,814      $     5,000      $ 278,743,436     $      5,000
End of period                                             $153,748,187      $87,568,814      $ 435,233,629     $278,743,436
===========================================================================================================================
Undistributed net investment income included in
 net assets at end of period                              $  2,815,918      $   439,641      $  10,312,165     $  1,387,261
===========================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                     1,400,000                -          4,200,000                -
 Shares created                                                900,000        1,400,100          3,000,000        4,200,100
 Shares redeemed                                              (100,000)            (100)        (1,200,000)            (100)
---------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                           2,200,000        1,400,000          6,000,000        4,200,000
===========================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

100  WisdomTree International Dividend Funds

Statements of Changes in Net Assets (concluded)

WisdomTree International Dividend Funds

----------------------------------------------------------------------------------------
                                                                 WisdomTree
                                                                International
                                                            MidCap Dividend Fund
----------------------------------------------------------------------------------------
                                                          For the
                                                      Six Months Ended   For the Period
                                                        September 30,    June 16, 2006*
                                                            2007             through
                                                         (unaudited)     March 31, 2007
----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                   $   4,765,431      $  1,005,567
 Net realized gain on investments and foreign
  currency related transactions                             13,045,536           586,134
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                        (8,326,566)       12,197,254
----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         9,484,401        13,788,955
========================================================================================
DIVIDENDS:
 Net investment income                                               -          (338,186)
----------------------------------------------------------------------------------------
 Total dividends                                                     -          (338,186)
========================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                          200,198,782       161,955,739
 Cost of shares redeemed                                   (97,777,214)       (6,522,159)
----------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
 share transactions                                        102,421,568       155,433,580
========================================================================================
Net Increase in Net Assets                                 111,905,969       168,884,349
========================================================================================
NET ASSETS:
Beginning of period                                      $ 168,889,349      $      5,000
End of period                                            $ 280,795,318      $168,889,349
========================================================================================
Undistributed net investment income included in
 net assets at end of period                             $   5,448,104      $    682,673
========================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                     2,500,000                 -
 Shares created                                              2,800,000         2,600,100
 Shares redeemed                                            (1,400,000)         (100,100)
----------------------------------------------------------------------------------------
 Shares outstanding, end of period                           3,900,000         2,500,000
========================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                WisdomTree
                                                                   WisdomTree                  WisdomTree    Emerging Markets
                                                                  International               International   High-Yielding
                                                             SmallCap Dividend Fund         Real Estate Fund   Equity Fund
----------------------------------------------------------------------------------------------------------------------------
                                                                                             For the Period   For the Period
                                                             For the                          June 5, 2007*   July 13, 2007*
                                                        Six Months Ended   For the Period        through         through
                                                          September 30,    June 16, 2006*     September 30,   September 30,
                                                              2007             through            2007             2007
                                                           (unaudited)     March 31, 2007      (unaudited)      (unaudited)
----------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                   $   8,184,283     $   2,285,134       $   395,075       $   594,354
 Net realized gain on investments and foreign
  currency related transactions                             14,267,203         1,288,176            63,527            24,462
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                       (21,103,065)       21,759,743         2,305,779         2,901,613
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         1,348,421        25,333,053         2,764,381         3,520,429
============================================================================================================================
DIVIDENDS:
 Net investment income                                               -          (409,690)                -                 -
----------------------------------------------------------------------------------------------------------------------------
 Total dividends                                                     -          (409,690)                -                 -
============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                          307,037,282       286,349,327        50,072,527        79,563,757
 Cost of shares redeemed                                   (50,062,744)      (12,962,194)                -                 -
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
 share transactions                                        256,974,538       273,387,133        50,072,527        79,563,757
============================================================================================================================
Net Increase in Net Assets                                 258,322,959       298,310,496        52,836,908        83,084,186
============================================================================================================================
NET ASSETS:
Beginning of period                                      $ 298,315,496     $       5,000       $       100       $       100
End of period                                            $ 556,638,455     $ 298,315,496       $52,837,008       $83,084,286
============================================================================================================================
Undistributed net investment income included in
 net assets at end of period                             $  10,050,300     $   1,866,017       $   395,075       $   594,354
============================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                     4,400,000                 -                 -                 -
 Shares created                                              4,300,000         4,600,100         1,000,002         1,600,002
 Shares redeemed                                              (700,000)         (200,100)                -                 -
----------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                           8,000,000         4,400,000         1,000,002         1,600,002
============================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

                                    WisdomTree International Dividend Funds  101

Financial Highlights

WisdomTree International Dividend Funds

September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

-----------------------------------------------------------------------------------------
                                                            For the        For the Period
                                                       Six Months Ended    June 16, 2006(1)
                                                      September 30, 2007      Through
WisdomTree DEFA Fund                                      (unaudited)      March 31, 2007
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 64.15            $ 49.94
-----------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                     1.17               0.86
 Net realized and unrealized gain                             5.65              13.58
-----------------------------------------------------------------------------------------
Total from investment operations                              6.82              14.44
-----------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                           -              (0.21)
 Capital gains                                                   -              (0.02)
-----------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                -              (0.23)
-----------------------------------------------------------------------------------------
Net asset value, end of period                             $ 70.97            $ 64.15
=========================================================================================
TOTAL RETURN(3)                                              10.63%             28.94%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $301,623           $128,303
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers              0.48%(4)           0.48%(4)
 Expenses, prior to expense reimbursements/waivers            0.48%(4)           0.51%(4)
 Net investment income                                        3.53%(4)           1.97%(4)
-----------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                       5%                11%
=========================================================================================

-------------------------------------------------------------------------------------------
                                                            For the        For the Period
                                                       Six Months Ended    June 16, 2006(1)
                                                      September 30, 2007      Through
WisdomTree DEFA High-Yielding Equity Fund                 (unaudited)      March 31, 2007
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 63.62            $ 49.77
-------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                     1.47               1.19
 Net realized and unrealized gain                             4.08              12.94
-------------------------------------------------------------------------------------------
Total from investment operations                              5.55              14.13
-------------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                           -              (0.28)
-------------------------------------------------------------------------------------------
Total dividends to shareholders                                  -              (0.28)
-------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 69.17            $ 63.62
===========================================================================================
TOTAL RETURN(3)                                               8.72%             28.41%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $269,758           $184,498
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers              0.58%(4)           0.58%(4)
 Expenses, prior to expense reimbursements/waivers            0.58%(4)           0.61%(4)
 Net investment income                                        4.37%(4)           2.71%(4)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                       9%                19%
===========================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

102  WisdomTree International Dividend Funds

WisdomTree International Dividend Funds

September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

-------------------------------------------------------------------------------------------
                                                            For the        For the Period
                                                       Six Months Ended    June 16, 2006(1)
                                                      September 30, 2007      Through
WisdomTree Europe Total Dividend Fund                     (unaudited)      March 31, 2007
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 63.64           $ 49.95
-------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                     1.18               0.73
 Net realized and unrealized gain                             4.79              13.17
-------------------------------------------------------------------------------------------
Total from investment operations                              5.97              13.90
-------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                           -              (0.21)
 Capital gains                                                   -              (0.00)(6)
-------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                -              (0.21)
-------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 69.61            $ 63.64
===========================================================================================
TOTAL RETURN(3)                                               9.38%             27.84%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $ 55,690           $ 38,185
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers              0.48%(4)           0.48%(4)
 Expenses, prior to expense reimbursements/waivers            0.48%(4)           0.58%(4)
 Net investment income                                        3.50%(4)           1.71%(4)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                       8%                24%
===========================================================================================

-------------------------------------------------------------------------------------------
                                                            For the        For the Period
                                                       Six Months Ended    June 16, 2006(1)
                                                      September 30, 2007      Through
WisdomTree Europe High-Yielding Equity Fund               (unaudited)      March 31, 2007
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 63.15            $ 49.83
-------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                     1.51               1.09
 Net realized and unrealized gain                             3.36              12.55
-------------------------------------------------------------------------------------------
Total from investment operations                              4.87              13.64
-------------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                           -              (0.32)
-------------------------------------------------------------------------------------------
Total dividends to shareholders                                  -              (0.32)
-------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 68.02            $ 63.15
===========================================================================================
TOTAL RETURN(3)                                               7.71%             27.39%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $ 54,417           $ 50,520
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers              0.58%(4)           0.58%(4)
 Expenses, prior to expense reimbursements/waivers            0.58%(4)           0.65%(4)
 Net investment income                                        4.56%(4)           2.44%(4)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      14%                24%
===========================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount is less than $0.005.

                       See Notes to Financial Statements.

                                    WisdomTree International Dividend Funds  103

WisdomTree International Dividend Funds

September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

-------------------------------------------------------------------------------------------
                                                            For the        For the Period
                                                       Six Months Ended    June 16, 2006(1)
                                                      September 30, 2007      Through
WisdomTree Europe SmallCap Dividend Fund                  (unaudited)      March 31, 2007
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 70.15            $ 50.42
-------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                     1.57               1.31
 Net realized and unrealized gain (loss)                     (1.91)             18.89
-------------------------------------------------------------------------------------------
Total from investment operations                             (0.34)            20.20
-------------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                           -              (0.47)
-------------------------------------------------------------------------------------------
Total dividends to shareholders                                  -              (0.47)
-------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 69.81            $ 70.15
===========================================================================================
TOTAL RETURN(3)                                              (0.48)%            40.14%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $ 97,731           $147,316
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers              0.58%(4)           0.58%(4)
 Expenses, prior to expense reimbursements/waivers            0.58%(4)           0.62%(4)
 Net investment income                                        4.23%(4)           2.99%(4)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      10%                47%
===========================================================================================

-----------------------------------------------------------------------------------
                                                    For the        For the Period
                                               Six Months Ended    June 16, 2006(1)
                                              September 30, 2007      Through
WisdomTree Japan Total Dividend Fund              (unaudited)      March 31, 2007
-----------------------------------------------------------------------------------
Net asset value, beginning of period               $ 57.00            $ 50.32
-----------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                             0.22               0.56
 Net realized and unrealized gain (loss)             (1.99)              6.33
-----------------------------------------------------------------------------------
Total from investment operations                     (1.77)              6.89
-----------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                   -              (0.21)
-----------------------------------------------------------------------------------
Total dividends to shareholders                          -              (0.21)
-----------------------------------------------------------------------------------
Net asset value, end of period                     $ 55.23            $ 57.00
===================================================================================
TOTAL RETURN(3)                                      (3.11)%            13.71%
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)         $ 44,180           $ 51,301
Ratio to average net assets of:
 Expenses, net of expense reimbursements              0.48%(4)           0.48%(4)
 Expenses, prior to expense reimbursements            0.48%(4)           0.54%(4)
 Net investment income                                0.80%(4)           1.40%(4)
-----------------------------------------------------------------------------------
Portfolio turnover rate(5)                               1%                 6%
===================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

104  WisdomTree International Dividend Funds

WisdomTree International Dividend Funds

September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

-----------------------------------------------------------------------------------
                                                    For the        For the Period
                                               Six Months Ended    June 16, 2006(1)
                                              September 30, 2007      Through
WisdomTree Japan High-Yielding Equity Fund        (unaudited)      March 31, 2007
-----------------------------------------------------------------------------------
Net asset value, beginning of period               $ 59.42            $ 50.14
-----------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                             0.25               1.18
 Net realized and unrealized gain (loss)             (3.66)              8.44
-----------------------------------------------------------------------------------
Total from investment operations                     (3.41)              9.62
-----------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                   -              (0.34)
-----------------------------------------------------------------------------------
Total dividends to shareholders                          -              (0.34)
-----------------------------------------------------------------------------------
Net asset value, end of period                     $ 56.01            $ 59.42
===================================================================================
TOTAL RETURN(3)                                      (5.74)%            19.22%
-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)         $ 44,808           $ 95,069
Ratio to average net assets of:
 Expenses, net of expense reimbursements              0.58%(4)           0.58%(4)
 Expenses, prior to expense reimbursements            0.58%(4)           0.64%(4)
 Net investment income                                0.86%(4)           3.00%(4)
-----------------------------------------------------------------------------------
Portfolio turnover rate(5)                               0%(6)              6%
===================================================================================

-------------------------------------------------------------------------------------------
                                                            For the        For the Period
                                                       Six Months Ended    June 16, 2006(1)
                                                      September 30, 2007      Through
WisdomTree Japan SmallCap Dividend Fund                   (unaudited)      March 31, 2007
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 52.33            $ 50.69
-------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                     0.20               0.95
 Net realized and unrealized gain (loss)                     (2.79)              0.74
-------------------------------------------------------------------------------------------
Total from investment operations                             (2.59)              1.69
-------------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                           -              (0.05)
-------------------------------------------------------------------------------------------
Total dividends to shareholders                                  -              (0.05)
-------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 49.74            $ 52.33
===========================================================================================
TOTAL RETURN(3)                                              (4.95)%             3.34%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $ 79,579           $ 99,419
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers              0.58%(4)           0.58%(4)
 Expenses, prior to expense reimbursements/waivers            0.58%(4)           0.64%(4)
 Net investment income                                        0.80%(4)           2.75%(4)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                       1%                25%
===========================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount represents less than 1%.

                       See Notes to Financial Statements.

                                    WisdomTree International Dividend Funds  105

WisdomTree International Dividend Funds

September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

----------------------------------------------------------------------------------------
                                                         For the        For the Period
                                                    Six Months Ended    June 16, 2006(1)
                                                   September 30, 2007      Through
WisdomTree Pacific ex-Japan Total Dividend Fund        (unaudited)      March 31, 2007
----------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 67.57            $ 49.71
----------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                  1.53               1.40
 Net realized and unrealized gain                         14.96              16.85
----------------------------------------------------------------------------------------
Total from investment operations                          16.49              18.25
----------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                        -              (0.39)
----------------------------------------------------------------------------------------
Total dividends to shareholders                               -              (0.39)
----------------------------------------------------------------------------------------
Net asset value, end of period                          $ 84.06            $ 67.57
========================================================================================
TOTAL RETURN(3)                                           24.40%             36.80%
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)              $218,558           $ 74,329
Ratio to average net assets of:
 Expenses, net of expense reimbursements                   0.48%(4)           0.48%(4)
 Expenses, prior to expense reimbursements                 0.48%(4)           0.54%(4)
 Net investment income                                     4.34%(4)           3.31%(4)
----------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                    5%                21%
========================================================================================

----------------------------------------------------------------------------------------------
                                                               For the        For the Period
                                                          Six Months Ended    June 16, 2006(1)
                                                         September 30, 2007      Through
WisdomTree Pacific ex-Japan High-Yielding Equity Fund        (unaudited)      March 31, 2007
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 67.08            $ 49.02
----------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                        1.47               2.18
 Net realized and unrealized gain                                8.40              16.40
----------------------------------------------------------------------------------------------
Total from investment operations                                 9.87              18.58
----------------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                              -              (0.52)
----------------------------------------------------------------------------------------------
Total dividends to shareholders                                     -              (0.52)
----------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 76.95            $ 67.08
==============================================================================================
TOTAL RETURN(3)                                                 14.71%             38.02%
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                    $100,030           $ 87,205
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers                 0.58%(4)           0.58%(4)
 Expenses, prior to expense reimbursements/waivers               0.58%(4)           0.63%(4)
 Net investment income                                           4.00%(4)           5.11%(4)
----------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                          8%                 7%
==============================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

106  WisdomTree International Dividend Funds

WisdomTree International Dividend Funds

September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

-------------------------------------------------------------------------------------------
                                                            For the        For the Period
                                                       Six Months Ended    June 16, 2006(1)
                                                      September 30, 2007      Through
WisdomTree International LargeCap Dividend Fund           (unaudited)      March 31, 2007
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 62.55            $ 49.86
-------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                     1.26               0.85
 Net realized and unrealized gain                             6.08              12.14
-------------------------------------------------------------------------------------------
Total from investment operations                              7.34              12.99
-------------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                           -              (0.30)
-------------------------------------------------------------------------------------------
Total dividends to shareholders                                  -              (0.30)
-------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 69.89            $ 62.55
===========================================================================================
TOTAL RETURN(3)                                              11.73%             26.08%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $153,748           $ 87,569
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers              0.48%(4)           0.48%(4)
 Expenses, prior to expense reimbursements/waivers            0.48%(4)           0.52%(4)
 Net investment income                                        3.75%(4)           1.99%(4)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                       1%                 8%
===========================================================================================

-------------------------------------------------------------------------------------------
                                                            For the        For the Period
                                                       Six Months Ended    June 16, 2006(1)
                                                      September 30, 2007      Through
WisdomTree International Dividend Top 100 Fund            (unaudited)      March 31, 2007
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 66.37            $ 49.77
-------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                     1.67               1.03
 Net realized and unrealized gain                             4.50              15.80
-------------------------------------------------------------------------------------------
Total from investment operations                              6.17              16.83
-------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                           -              (0.22)
 Capital gains                                                   -              (0.01)
-------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                -              (0.23)
-------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 72.54            $ 66.37
===========================================================================================
TOTAL RETURN(3)                                               9.30%             33.83%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $435,234           $278,743
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers              0.58%(4)           0.58%(4)
 Expenses, prior to expense reimbursements/waivers            0.58%(4)           0.60%(4)
 Net investment income                                        4.73%(4)           2.30%(4)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      17%                 8%
===========================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

                                    WisdomTree International Dividend Funds  107

WisdomTree International Dividend Funds

September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

-------------------------------------------------------------------------------------------
                                                            For the        For the Period
                                                       Six Months Ended    June 16, 2006(1)
                                                      September 30, 2007      Through
WisdomTree International MidCap Dividend Fund             (unaudited)      March 31, 2007
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 67.56            $ 50.13
-------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                     1.26               1.08
 Net realized and unrealized gain                             3.18              16.73
-------------------------------------------------------------------------------------------
Total from investment operations                              4.44              17.81
-------------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                           -              (0.38)
-------------------------------------------------------------------------------------------
Total dividends to shareholders                                  -              (0.38)
-------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 72.00            $ 67.56
===========================================================================================
TOTAL RETURN(3)                                               6.57%             35.57%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $280,795           $168,889
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers              0.58%(4)           0.58%(4)
 Expenses, prior to expense reimbursements/waivers            0.58%(4)           0.61%(4)
 Net investment income                                        3.50%(4)           2.53%(4)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                       7%                44%
===========================================================================================

-------------------------------------------------------------------------------------------
                                                            For the        For the Period
                                                       Six Months Ended    June 16, 2006(1)
                                                      September 30, 2007      Through
WisdomTree International SmallCap Dividend Fund           (unaudited)      March 31, 2007
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 67.80            $ 50.35
-------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                     1.17               1.43
 Net realized and unrealized gain                             0.61              16.28
-------------------------------------------------------------------------------------------
Total from investment operations                              1.78              17.71
-------------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                           -              (0.26)
-------------------------------------------------------------------------------------------
Total dividends to shareholders                                  -              (0.26)
-------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 69.58            $ 67.80
===========================================================================================
TOTAL RETURN(3)                                               2.63%             35.21%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                 $556,638           $298,315
Ratio to average net assets of:
 Expenses, net of expense reimbursements/waivers              0.58%(4)           0.58%(4)
 Expenses, prior to expense reimbursements/waivers            0.58%(4)           0.60%(4)
 Net investment income                                        3.26%(4)           3.33%(4)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      10%                39%
===========================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor (Note 3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

108  WisdomTree International Dividend Funds

Financial Highlights (concluded)

WisdomTree International Dividend Funds

September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                               For the Period
                                               June 5, 2007(1)
                                                  Through
                                             September 30, 2007
WisdomTree International Real Estate Fund       (unaudited)
---------------------------------------------------------------
Net asset value, beginning of period              $ 51.89
---------------------------------------------------------------
Investment operations:
 Net investment income(2)                            0.52
 Net realized and unrealized gain                    0.43
---------------------------------------------------------------
Total from investment operations                     0.95
---------------------------------------------------------------
Net asset value, end of period                    $ 52.84
===============================================================
TOTAL RETURN(3)                                      1.83%
---------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)        $ 52,837
Ratio to average net assets of:
 Net expenses                                        0.58%(4)
 Net investment income                               3.31%(4)
---------------------------------------------------------------
Portfolio turnover rate(5)                              9%
===============================================================

                                                           For the Period
                                                          July 13, 2007(1)
                                                              Through
                                                         September 30, 2007
WisdomTree Emerging Markets High-Yielding Equity Fund       (unaudited)
---------------------------------------------------------------------------
Net asset value, beginning of period                          $ 50.68
---------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                        0.46
 Net realized and unrealized gain                                0.79
---------------------------------------------------------------------------
Total from investment operations                                 1.25
---------------------------------------------------------------------------
Net asset value, end of period                                $ 51.93
===========================================================================
TOTAL RETURN(3)                                                  2.47%
---------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                    $ 83,084
Ratio to average net assets of:
 Net expenses                                                    0.63%(4)
 Net investment income                                           5.21%(4)
---------------------------------------------------------------------------
Portfolio turnover rate(5)                                          0%(6)
===========================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount represents less than 1%

                       See Notes to Financial Statements.

                                    WisdomTree International Dividend Funds  109

Notes to Financial Statements (unaudited)


1. ORGANIZATION

WisdomTree Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2007, the Trust offered 38 investment funds (each a "Fund", collectively, the "Funds"). Each Fund is considered to be non-diversified. The Funds commenced operations on June 16, 2006, with the exception of the international dividend sector funds, domestic earnings funds, International Real Estate Fund and Emerging Markets High-Yielding Equity Fund that commenced operations on October 13, 2006, February 23, 2007, June 5, 2007 and July 13, 2007, respectively.

These financial statements relate only to the WisdomTree DEFA Fund ("DEFA Fund"), WisdomTree DEFA High-Yielding Equity Fund ("DEFA High-Yielding Equity Fund"), WisdomTree Europe Total Dividend Fund ("Europe Total Dividend Fund"), WisdomTree Europe High-Yielding Equity Fund ("Europe High-Yielding Equity Fund"), WisdomTree Europe SmallCap Dividend Fund ("Europe SmallCap Dividend Fund"), WisdomTree Japan Total Dividend Fund ("Japan Total Dividend Fund"), WisdomTree Japan High-Yielding Equity Fund ("Japan High-Yielding Equity Fund"), WisdomTree Japan SmallCap Dividend Fund ("Japan SmallCap Dividend Fund"), WisdomTree Pacific ex-Japan Total Dividend Fund ("Pacific ex-Japan Total Dividend Fund"), WisdomTree Pacific ex-Japan High-Yielding Equity Fund ("Pacific ex-Japan High-Yielding Equity Fund"), WisdomTree International LargeCap Dividend Fund ("International LargeCap Dividend Fund"), WisdomTree International Dividend Top 100 Fund ("International Dividend Top 100 Fund"), WisdomTree International MidCap Dividend Fund ("International MidCap Dividend Fund"), WisdomTree International SmallCap Dividend Fund ("International SmallCap Dividend Fund"), WisdomTree International Real Estate Fund ("International Real Estate Fund") and WisdomTree Emerging Markets High-Yielding Equity Fund ("Emerging Markets High-Yielding Equity Fund"), together the "International Dividend Funds".

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments, Inc. ("WisdomTree Investments"). Each Index consists of dividend paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. "WisdomTree", "WisdomTree Investments", WisdomTree DEFA", and "International Dividend Top 100" are service marks of WisdomTree Investments licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP"), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - The Net Asset Value ("NAV") of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the

110  WisdomTree International Dividend Funds

Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

(d) Investment Income - Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

(e) Expenses/Reimbursements - WisdomTree Asset Management, Inc. ("WTAM") has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM. Pursuant to a separate contractual arrangement, WTAM has paid the expenses described in (iii), (iv) and (v) through July 31, 2007.

(f) Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

(g) Tax Information and Dividends and Distributions to Shareholders - It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended ("the Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

The Funds adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes. This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expenses on the Statements of Operations. Management has evaluated the application of FIN 48 to the Funds, and has determined that there is no impact resulting from the adoption of this interpretation on the Funds' financial statements.

(h) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and

                                    WisdomTree International Dividend Funds  111
foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. ADVISER FEES AND TRANSACTIONS

Adviser Fees - WTAM provides investment management services to each Fund pursuant to an Investment Advisory Agreement between the Trust and WTAM. As compensation for services rendered, facilities furnished, and expenses borne by WTAM, each Fund pays WTAM a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund.

--------------------------------------------------------
Fund                                            Fee Rate
--------------------------------------------------------
DEFA Fund                                          0.48%
--------------------------------------------------------
DEFA High-Yielding Equity Fund                     0.58%
-------------------------------------------------------
Europe Total Dividend Fund                         0.48%
-------------------------------------------------------
Europe High-Yielding Equity Fund                   0.58%
-------------------------------------------------------
Europe SmallCap Dividend Fund                      0.58%
-------------------------------------------------------
Japan Total Dividend Fund                          0.48%
-------------------------------------------------------
Japan High-Yielding Equity Fund                    0.58%
-------------------------------------------------------
Japan SmallCap Dividend Fund                       0.58%
-------------------------------------------------------
Pacific ex-Japan Total Dividend Fund               0.48%
-------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund         0.58%
-------------------------------------------------------
International LargeCap Dividend Fund               0.48%
-------------------------------------------------------
International Dividend Top 100 Fund                0.58%
-------------------------------------------------------
International MidCap Dividend Fund                 0.58%
-------------------------------------------------------
International SmallCap Dividend Fund               0.58%
-------------------------------------------------------
International Real Estate Fund                     0.58%
-------------------------------------------------------
Emerging Markets High-Yielding Equity Fund         0.63%
-------------------------------------------------------

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the period ended September 30, 2007, there were no transactions in affiliated ETFs.

Pursuant to a separate contractual arrangement, effective August 1, 2007, WTAM has arranged for the provision of chief compliance officer ("CCO") services to the Trust, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a fee paid by each Fund of up to 0.0044% of the Fund's average daily net assets.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2007, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consist of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

112  WisdomTree International Dividend Funds

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2007 were as follows:

-----------------------------------------------------------------------------
Fund                                               Purchases         Sales
-----------------------------------------------------------------------------
DEFA Fund                                        $ 13,620,349    $ 11,466,769
-----------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                     26,026,738      22,604,225
-----------------------------------------------------------------------------
Europe Total Dividend Fund                          4,861,837       3,775,927
-----------------------------------------------------------------------------
Europe High-Yielding Equity Fund                   10,975,026       7,241,718
-----------------------------------------------------------------------------
Europe SmallCap Dividend Fund                      16,703,620      12,942,549
-----------------------------------------------------------------------------
Japan Total Dividend Fund                             256,914         500,526
-----------------------------------------------------------------------------
Japan High-Yielding Equity Fund                       289,016      13,148,407
-----------------------------------------------------------------------------
Japan SmallCap Dividend Fund                          834,285       1,358,201
-----------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund               10,812,303       6,898,576
-----------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund         13,473,756       9,153,558
-----------------------------------------------------------------------------
International LargeCap Dividend Fund                3,965,919       1,664,357
-----------------------------------------------------------------------------
International Dividend Top 100 Fund                68,983,995      61,920,814
-----------------------------------------------------------------------------
International MidCap Dividend Fund                 33,874,323      19,323,042
-----------------------------------------------------------------------------
International SmallCap Dividend Fund               66,409,972      50,875,297
-----------------------------------------------------------------------------
International Real Estate Fund                      3,841,394       3,474,059
-----------------------------------------------------------------------------
Emerging Markets High-Yielding Equity Fund         49,530,768         222,928
-----------------------------------------------------------------------------

For the six months ended September 30, 2007, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

------------------------------------------------------------------------------
Fund                                               Purchases      Redemptions
------------------------------------------------------------------------------
DEFA Fund                                        $ 165,669,520    $ 11,148,495
------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                     104,709,355      35,858,515
------------------------------------------------------------------------------
Europe Total Dividend Fund                          16,107,878       2,920,889
------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                    12,503,427      15,011,207
------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                       54,123,827     104,544,676
------------------------------------------------------------------------------
Japan Total Dividend Fund                            3,204,809       8,051,295
------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                     35,478,933      67,580,389
------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                        13,685,974      27,383,780
------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund               111,228,707       4,687,174
------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund          44,237,896      45,669,450
------------------------------------------------------------------------------
International LargeCap Dividend Fund                59,253,352       6,224,767
------------------------------------------------------------------------------
International Dividend Top 100 Fund                207,984,529      81,743,885
------------------------------------------------------------------------------
International MidCap Dividend Fund                 197,991,352     106,377,599
------------------------------------------------------------------------------
International SmallCap Dividend Fund               358,811,507     109,577,147
------------------------------------------------------------------------------
International Real Estate Fund                      49,896,569               -
------------------------------------------------------------------------------
Emerging Markets High-Yielding Equity Fund          30,442,096           6,875
------------------------------------------------------------------------------

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

                                    WisdomTree International Dividend Funds  113

Notes to Financial Statements (unaudited) (concluded)

6. FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes, as indicated below:

-------------------------------------------------------------------------------------------------------------------
                                                                                                     Net Unrealized
                                                                 Gross Unrealized  Gross Unrealized   Appreciation
Fund                                                Tax Cost       Appreciation      Depreciation    (Depreciation)
-------------------------------------------------------------------------------------------------------------------
DEFA Fund                                        $289,676,307       $29,095,273      $  (5,724,003)    $ 23,371,270
-------------------------------------------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                    266,770,580        23,357,344         (6,774,455)      16,582,889
-------------------------------------------------------------------------------------------------------------------
Europe Total Dividend Fund                         50,546,819         6,486,685           (961,231)       5,525,454
-------------------------------------------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                   49,871,718         5,394,059           (758,419)       4,635,640
-------------------------------------------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                     105,581,956         5,225,663         (8,919,481)      (3,693,818)
-------------------------------------------------------------------------------------------------------------------
Japan Total Dividend Fund                          43,907,233         3,491,935         (3,137,970)         353,965
-------------------------------------------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                    51,160,011         1,088,144         (5,726,887)      (4,638,743)
-------------------------------------------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                       95,252,082         3,516,379         (8,678,213)      (5,161,834)
-------------------------------------------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund              208,233,970        36,712,712           (226,833)      36,485,879
-------------------------------------------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund        107,296,855        10,596,496           (807,810)       9,788,686
-------------------------------------------------------------------------------------------------------------------
International LargeCap Dividend Fund              138,527,074        18,764,156         (2,665,307)      16,098,849
-------------------------------------------------------------------------------------------------------------------
International Dividend Top 100 Fund               425,749,929        37,296,872         (8,278,297)      29,018,575
-------------------------------------------------------------------------------------------------------------------
International MidCap Dividend Fund                305,589,433        20,187,944        (16,348,096)       3,839,848
-------------------------------------------------------------------------------------------------------------------
International SmallCap Dividend Fund              685,275,451        37,154,558        (36,557,693)         596,865
-------------------------------------------------------------------------------------------------------------------
International Real Estate Fund                     52,010,869         3,783,239         (1,479,981)       2,303,258
-------------------------------------------------------------------------------------------------------------------
Emerging Markets High-Yielding Equity Fund         79,731,064         4,218,571         (1,319,222)       2,899,349
-------------------------------------------------------------------------------------------------------------------

7. NEW ACCOUNTING PRONOUNCEMENTS

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for the fiscal period.

8. SUBSEQUENT EVENT

Effective October 30, 2007, the Trust launched the WisdomTree Emerging Markets SmallCap Dividend Fund (DGS). The Fund has an expense ratio of 0.63%.

114  WisdomTree International Dividend Funds

Approval of Investment Advisory Agreement and Sub-Advisory Agreement
(unaudited)


The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve the Trust's Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Investment Advisory Agreements"). In addition, the Trust's Board of Trustees will receive, review and evaluate information concerning the services and personnel of the Investment Adviser and the Sub-Adviser at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust's investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust's investment arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). At meetings held on June 11, 2007 with respect to the Emerging Markets High-Yielding Equity Fund and September 17, 2007 with respect to Emerging Markets SmallCap Dividend Fund, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement with WisdomTree Asset Management ("WTAM") with respect to the Funds. In approving the Advisory Agreement with WTAM, the Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) WTAM's personnel and operations; (iii) WTAM's financial condition; (iv) the level and method of computing each Fund's advisory fee; (v) "fall-out" benefits to WTAM and its affiliates (i.e., ancillary benefits that may be realized by WTAM or its affiliates from WTAM's relationship with the Funds); (vi) the anticipated effect of growth and size on each Fund's performance and expenses; and (vii) possible conflicts of interest.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM's operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds' sub-adviser and oversight of the sub-adviser's compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the sub-adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the sub-adviser to the Funds, BNY Investment Advisors ("BNYIA"), using essentially the same criteria it used for WTAM. The Board considered BNYIA's operational capabilities and resources and BNYIA's experience in serving as an adviser to ETFs, noting that BNYIA currently provides investment advisory and management services to other ETFs. The Board also evaluated the performance of comparable funds managed by BNYIA in comparison to a peer group, and the expertise and performance of the BNYIA personnel. The Board also noted that Bank of New York Mellon ("BNY"), an affiliate of BNYIA, was proposed to serve as the Funds' administrator, accountant, custodian and transfer agent and will receive compensation for acting in these capacities and will be responsible for, among other things, coordinating the Funds' audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to BNYIA and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to BNYIA under the Sub-Advisory Agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and BNYIA, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.

                                    WisdomTree International Dividend Funds  115

Frequency Distribution of Discounts & Premiums (unaudited)


The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund's market price but not in its NAV (or vice versa).

-----------------------------------------------------------------------------------------------------------
                                                           Market Price Above or      Market Price Below
                                                         Equal to Net Asset Value      Net Asset Value
-----------------------------------------------------------------------------------------------------------
                                            Basis Point    Number   Percentage of    Number    Percentage
                                           Differential   of Days     Total Days    of Days   of Total Days
-----------------------------------------------------------------------------------------------------------
WisdomTree DEFA Fund
April 1, 2007 - September 30, 2007             0 - 24.9      17          13.49%        10          7.94%
                                            ---------------------------------------------------------------
                                              25 - 49.9      40          31.74%         5          3.97%
                                            ---------------------------------------------------------------
                                              50 - 74.9      21          16.67%         4          3.17%
                                            ---------------------------------------------------------------
                                             75 - 100.0      10           7.94%         4          3.17%
                                            ---------------------------------------------------------------
                                                 >100.0      10           7.94%         5          3.97%
                                            ---------------------------------------------------------------
                                                  Total      98          77.78%        28         22.22%
===========================================================================================================
WisdomTree DEFA High-Yielding Equity Fund
April 1, 2007 - September 30, 2007             0 - 24.9      21          16.67%        14         11.11%
                                            ---------------------------------------------------------------
                                              25 - 49.9      31          24.60%         8          6.35%
                                            ---------------------------------------------------------------
                                              50 - 74.9      18          14.29%         3          2.38%
                                            ---------------------------------------------------------------
                                             75 - 100.0       7           5.56%         6          4.76%
                                            ---------------------------------------------------------------
                                                 >100.0      12           9.52%         6          4.76%
                                            ---------------------------------------------------------------
                                                  Total      89          70.64%        37         29.36%
===========================================================================================================
WisdomTree Europe Total Dividend Fund
April 1, 2007 - September 30, 2007             0 - 24.9      28          22.22%        20         15.87%
                                            ---------------------------------------------------------------
                                              25 - 49.9      26          20.64%        13         10.32%
                                            ---------------------------------------------------------------
                                              50 - 74.9      11           8.73%         3          2.38%
                                            ---------------------------------------------------------------
                                             75 - 100.0       6           4.76%         5          3.97%
                                            ---------------------------------------------------------------
                                                 >100.0      11           8.73%         3          2.38%
                                            ---------------------------------------------------------------
                                                  Total      82          65.08%        44         34.92%
===========================================================================================================
WisdomTree Europe High-Yielding Equity Fund
April 1, 2007 - September 30, 2007             0 - 24.9      24          19.05%        25         19.84%
                                            ---------------------------------------------------------------
                                              25 - 49.9      25          19.83%        11          8.73%
                                            ---------------------------------------------------------------
                                              50 - 74.9      10           7.94%         4          3.17%
                                            ---------------------------------------------------------------
                                             75 - 100.0      10           7.94%         5          3.97%
                                            ---------------------------------------------------------------
                                                 >100.0      10           7.94%         2          1.59%
                                            ---------------------------------------------------------------
                                                  Total      79          62.70%        47         37.30%
===========================================================================================================
WisdomTree Europe SmallCap Dividend Fund
April 1, 2007 - September 30, 2007             0 - 24.9      22          17.46%        17         13.49%
                                            ---------------------------------------------------------------
                                              25 - 49.9      15          11.90%        18         14.29%
                                            ---------------------------------------------------------------
                                              50 - 74.9       7           5.56%        12          9.52%
                                            ---------------------------------------------------------------
                                             75 - 100.0       3           2.38%         8          6.35%
                                            ---------------------------------------------------------------
                                                 >100.0       3           2.38%        21         16.67%
                                            ---------------------------------------------------------------
                                                  Total      50          39.68%        76         60.32%
===========================================================================================================

116  WisdomTree International Dividend Funds

-------------------------------------------------------------------------------------------------------------
                                                             Market Price Above or      Market Price Below
                                                           Equal to Net Asset Value      Net Asset Value
-------------------------------------------------------------------------------------------------------------
                                              Basis Point    Number   Percentage of    Number    Percentage
                                             Differential   of Days     Total Days    of Days   of Total Days
-------------------------------------------------------------------------------------------------------------
WisdomTree Japan Total Dividend Fund
April 1, 2007 - September 30, 2007               0 - 24.9      23          18.25%        16         12.70%
                                            -----------------------------------------------------------------
                                                25 - 49.9      16          12.70%        10          7.93%
                                            -----------------------------------------------------------------
                                                50 - 74.9      10           7.94%         7          5.56%
                                            -----------------------------------------------------------------
                                               75 - 100.0       5           3.97%         8          6.35%
                                            -----------------------------------------------------------------
                                                   >100.0      11           8.73%        20         15.87%
                                            -----------------------------------------------------------------
                                                    Total      65          51.59%        61         48.41%
=============================================================================================================
WisdomTree Japan High-Yielding Equity Fund
April 1, 2007 - September 30, 2007               0 - 24.9      16          12.70%        15         11.90%
                                            -----------------------------------------------------------------
                                                25 - 49.9      19          15.08%        12          9.52%
                                            -----------------------------------------------------------------
                                                50 - 74.9      13          10.32%         7          5.56%
                                            -----------------------------------------------------------------
                                               75 - 100.0       3           2.38%         8          6.35%
                                            -----------------------------------------------------------------
                                                   >100.0      10           7.94%        23         18.25%
                                            -----------------------------------------------------------------
                                                    Total      61          48.42%        65         51.58%
=============================================================================================================
WisdomTree Japan SmallCap Dividend Fund
April 1, 2007 - September 30, 2007               0 - 24.9      24          19.05%        11          8.73%
                                            -----------------------------------------------------------------
                                                25 - 49.9      11           8.73%        15         11.90%
                                            -----------------------------------------------------------------
                                                50 - 74.9      14          11.11%        10          7.94%
                                            -----------------------------------------------------------------
                                               75 - 100.0       6           4.76%         8          6.35%
                                            -----------------------------------------------------------------
                                                   >100.0      11           8.72%        16         12.70%
                                            -----------------------------------------------------------------
                                                    Total      66          52.38%        60         47.62%
=============================================================================================================
WisdomTree Pacific ex-Japan Total Dividend
 Fund
April 1, 2007 - September 30, 2007               0 - 24.9      21          16.67%         8          6.35%
                                            -----------------------------------------------------------------
                                                25 - 49.9      15          11.90%        10          7.94%
                                            -----------------------------------------------------------------
                                                50 - 74.9      16          12.70%         4          3.17%
                                            -----------------------------------------------------------------
                                               75 - 100.0      13          10.32%         5          3.97%
                                            -----------------------------------------------------------------
                                                   >100.0      19          15.08%        15         11.90%
                                            -----------------------------------------------------------------
                                                    Total      84          66.67%        42         33.33%
=============================================================================================================
WisdomTree Pacific ex-Japan High-Yielding
 Equity Fund
April 1, 2007 - September 30, 2007               0 - 24.9      14          11.11%        10          7.94%
                                            -----------------------------------------------------------------
                                                25 - 49.9      18          14.29%        10          7.94%
                                            -----------------------------------------------------------------
                                                50 - 74.9      14          11.11%         6          4.76%
                                            -----------------------------------------------------------------
                                               75 - 100.0      18          14.29%         6          4.76%
                                            -----------------------------------------------------------------
                                                   >100.0      11           8.73%        19         15.08%
                                            -----------------------------------------------------------------
                                                    Total      75          59.52%        51         40.48%
=============================================================================================================
WisdomTree International LargeCap Dividend
 Fund
April 1, 2007 - September 30, 2007               0 - 24.9      19          15.08%        17         13.49%
                                            -----------------------------------------------------------------
                                                25 - 49.9      38          30.16%         6          4.76%
                                            -----------------------------------------------------------------
                                                50 - 74.9      14          11.11%         3          2.38%
                                            -----------------------------------------------------------------
                                               75 - 100.0      10           7.94%         1          0.79%
                                            -----------------------------------------------------------------
                                                   >100.0       9           7.14%         9          7.14%
                                            -----------------------------------------------------------------
                                                    Total      90          71.43%        36         28.57%
=============================================================================================================
WisdomTree International Dividend Top 100
 Fund
April 1, 2007 - September 30, 2007               0 - 24.9      19          15.08%        11          8.72%
                                            -----------------------------------------------------------------
                                                25 - 49.9      29          23.02%         7          5.56%
                                            -----------------------------------------------------------------
                                                50 - 74.9      24          19.05%         3          2.38%
                                            -----------------------------------------------------------------
                                               75 - 100.0       8           6.35%         2          1.59%
                                            -----------------------------------------------------------------
                                                   >100.0      15          11.90%         8          6.35%
                                            -----------------------------------------------------------------
                                                    Total      95          75.40%        31         24.60%
=============================================================================================================

                                    WisdomTree International Dividend Funds  117

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)


-------------------------------------------------------------------------------------------------------------
                                                             Market Price Above or      Market Price Below
                                                           Equal to Net Asset Value      Net Asset Value
-------------------------------------------------------------------------------------------------------------
                                              Basis Point    Number   Percentage of    Number    Percentage
                                             Differential   of Days     Total Days    of Days   of Total Days
-------------------------------------------------------------------------------------------------------------
WisdomTree International MidCap Dividend
 Fund
April 1, 2007 - September 30, 2007               0 - 24.9      19          15.08%        12          9.52%
                                            -----------------------------------------------------------------
                                                25 - 49.9      32          25.39%        11          8.73%
                                            -----------------------------------------------------------------
                                                50 - 74.9      19          15.08%         3          2.38%
                                            -----------------------------------------------------------------
                                               75 - 100.0       8           6.35%         4          3.17%
                                            -----------------------------------------------------------------
                                                   >100.0      11           8.73%         7          5.56%
                                            -----------------------------------------------------------------
                                                    Total      89          70.63%        37         29.37%
=============================================================================================================
WisdomTree International SmallCap Dividend
 Fund
April 1, 2007 - September 30, 2007               0 - 24.9      19          15.08%         4          3.17%
                                            -----------------------------------------------------------------
                                                25 - 49.9      25          19.84%        11          8.73%
                                            -----------------------------------------------------------------
                                                50 - 74.9      25          19.84%         1          0.79%
                                            -----------------------------------------------------------------
                                               75 - 100.0      15          11.90%         5          3.97%
                                            -----------------------------------------------------------------
                                                   >100.0      14          11.12%         7          5.56%
                                            -----------------------------------------------------------------
                                                    Total      98          77.78%        28         22.22%
=============================================================================================================
WisdomTree International Real Estate Fund
June 5, 2007 - September 30, 2007                0 - 24.9      11          13.41%        10         12.20%
                                            -----------------------------------------------------------------
                                                25 - 49.9       9          10.98%         3          3.66%
                                            -----------------------------------------------------------------
                                                50 - 74.9      20          24.39%         2          2.44%
                                            -----------------------------------------------------------------
                                               75 - 100.0      12          14.63%         1          1.21%
                                            -----------------------------------------------------------------
                                                   >100.0      10          12.20%         4          4.88%
                                            -----------------------------------------------------------------
                                                    Total      62          75.61%        20         24.39%
=============================================================================================================
WisdomTree Emerging Markets High-Yielding
 Equity Fund
July 13, 2007 - September 30, 2007               0 - 24.9       4           7.27%         2          3.64%
                                            -----------------------------------------------------------------
                                                25 - 49.9       1           1.82%         1          1.82%
                                            -----------------------------------------------------------------
                                                50 - 74.9       3           5.45%         0          0.00%
                                            -----------------------------------------------------------------
                                               75 - 100.0       7          12.73%         0          0.00%
                                            -----------------------------------------------------------------
                                                   >100.0      31          56.36%         6         10.91%
                                            -----------------------------------------------------------------
                                                    Total      46          83.63%         9         16.37%
=============================================================================================================

118  WisdomTree International Dividend Funds

General Information (unaudited)


Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund's portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2007, is available without charge, upon request, (i) by calling 1-866-909-WISE; (ii) on the Trust's website at www.wisdomtree.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and are available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund's portfolio holdings is available daily at www.wisdomtree.com.

The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.




                                    WisdomTree International Dividend Funds  119

The WisdomTree Trust



Investment Adviser
WisdomTree Asset Management, Inc.
48 Wall Street, Suite 1100
New York, NY 10005

Investment Sub-Adviser
BNY Investment Advisors
1633 Broadway
New York, NY 10019

Administrator, Custodian & Transfer Agent
The Bank of New York
101 Barclay Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

The WisdomTree Family of Funds


The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of September 30, 2007:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)
WisdomTree High-Yielding Equity Fund (DHS)
WisdomTree Large Cap Dividend Fund (DLN)
WisdomTree Dividend Top 100 Fund (DTN)
WisdomTree MidCap Dividend Fund (DON)
WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)
WisdomTree DEFA High-Yielding Equity Fund (DTH)
WisdomTree Europe Total Dividend Fund (DEB)
WisdomTree Europe High-Yielding Equity Fund (DEW)
WisdomTree Europe SmallCap Dividend Fund (DFE)
WisdomTree Japan Total Dividend Fund (DXJ)
WisdomTree Japan High-Yielding Equity Fund (DNL)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
WisdomTree Pacific ex-Japan Total Dividend Fund (DND)
WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)
WisdomTree International LargeCap Dividend Fund (DOL)
WisdomTree International Dividend Top 100 Fund (DOO)
WisdomTree International MidCap Dividend Fund (DIM)
WisdomTree International SmallCap Dividend Fund (DLS)
WisdomTree International Real Estate Fund (DRW)
WisdomTree Emerging Markets High-Yielding Equity Fund (DEM)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Material Sector Fund (DBN)
WisdomTree International Communications Sector Fund (DGG)
WisdomTree International Consumer Cyclical Sector Fund (DPC)
WisdomTree International Consumer Non-Cyclical Sector Fund (DPN)
WisdomTree International Energy Sector Fund (DKA)
WisdomTree International Financial Sector Fund (DRF)
WisdomTree International Health Care Sector Fund (DBR)
WisdomTree International Industrial Sector Fund (DDI)
WisdomTree International Technology Sector Fund (DBT)
WisdomTree International Utilities Sector Fund (DBU)

WisdomTree Domestic Earnings Funds

WisdomTree Total Earnings Fund (EXT)
WisdomTree Earnings 500 Fund (EPS)
WisdomTree MidCap Earnings Fund (EZM)
WisdomTree SmallCap Earnings Fund (EES)
WisdomTree Earnings Top 100 Fund (EEZ)
WisdomTree Low P/E Fund (EZY)

The WisdomTree Funds are exchange traded funds ("ETFs") registered with the United States Securities and Exchange Commission ("SEC") as series of WisdomTree Trust ("Trust"). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds' distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE
(9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

In addition to the normal risks associated with investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Funds focusing on a single country, sector, and/or funds that emphasize investments in smaller companies may experience greater price volatility. Investments in real estate involve additional special risks, such as credit risk, interest fluctuations and the effect of varied economic conditions. Transactions in fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the funds only in large amounts of 50,000 shares or more.

[LOGO]
WISDOMTREE
    Fundamental ETFs

48 Wall Street, Suite 1100
New York, NY 10005
1.866.909.WISE (9473)
www.wisdomtree.com

WisdomTree International Dividend ETFs

WisdomTree DEFA Fund
WisdomTree DEFA High-Yielding Equity Fund
WisdomTree Europe Total Dividend Fund
WisdomTree Europe High-Yielding Equity Fund
WisdomTree Europe SmallCap Dividend Fund
WisdomTree Japan Total Dividend Fund
WisdomTree Japan High-Yielding Equity Fund
WisdomTree Japan SmallCap Dividend Fund
WisdomTree Pacific ex-Japan Total Dividend Fund
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
WisdomTree International LargeCap Dividend Fund
WisdomTree International Dividend Top 100(SM) Fund
WisdomTree International MidCap Dividend Fund
WisdomTree International SmallCap Dividend Fund
WisdomTree International Real Estate Fund (DRW)
WisdomTree Emerging Markets High-Yielding Equity Fund (DEM)


WisdomTree Fund shares are distributed by ALPS Distributors, Inc.






WIS000886 (11/2008)

[LOGO]
WISDOMTREE
    Fundamental ETFs

WisdomTree Trust

International Dividend Sector Funds


--------------------------------------------------------------------------------


Semi-Annual Report

September 30, 2007

WisdomTree International Basic Materials Sector Fund
WisdomTree International Communications Sector Fund
WisdomTree International Consumer Cyclical Sector Fund
WisdomTree International Consumer Non-Cyclical Sector Fund
WisdomTree International Energy Sector Fund
WisdomTree International Financial Sector Fund
WisdomTree International Health Care Sector Fund
WisdomTree International Industrial Sector Fund
WisdomTree International Technology Sector Fund
WisdomTree International Utilities Sector Fund

Table of Contents


Letter to Shareholders .............................................   1
Performance Summaries ..............................................   3
Shareholder Expense Examples .......................................  13
Schedules of Investments
 WisdomTree International Basic Materials Sector Fund ..............  15
 WisdomTree International Communications Sector Fund ...............  17
 WisdomTree International Consumer Cyclical Sector Fund ............  19
 WisdomTree International Consumer Non-Cyclical Sector Fund ........  23
 WisdomTree International Energy Sector Fund .......................  26
 WisdomTree International Financial Sector Fund ....................  27
 WisdomTree International Health Care Sector Fund ..................  31
 WisdomTree International Industrial Sector Fund ...................  33
 WisdomTree International Technology Sector Fund ...................  38
 WisdomTree International Utilities Sector Fund ....................  40
Statements of Assets and Liabilities ...............................  42
Statements of Operations ...........................................  44
Statements of Changes in Net Assets ................................  46
Financial Highlights ...............................................  50
Notes to the Financial Statements ..................................  55
Frequency Distribution of Discounts & Premiums .....................  59
General Information ................................................  61









"WisdomTree", "WisdomTree Investments" and "Dividend Top 100" are service marks of WisdomTree Investments, Inc. and are licensed for use by the Trust.

Letter to Shareholders


Dear Shareholders:

It is a pleasure to report to you on the progress of the WisdomTree Trust for the six-month period ended September 30, 2007.

WisdomTree is committed to providing investors with viable alternatives to cap-weighted index funds. Two recent launches underscore our intention to serve investors in unique ways. In June, the company launched the first fundamentally weighted international real estate exchange traded fund (DRW). In July, WisdomTree listed the first fundamentally weighted emerging markets ETF (DEM), comprised of dividend-paying companies selected from 19 emerging market nations. When combined with WisdomTree's 14 developed market ETFs and 10 pure non-U.S. sector ETFs, our international offerings stood at 26 as of September 30, 2007, distinguishing WisdomTree's international line-up as one of the most comprehensive in the industry today. As of September 30, 2007, WisdomTree Trust assets totaled $4.4 billion, with approximately 71% of total assets under management invested in WisdomTree's international product set.

The highest returns over this six-month period were generated outside the U.S. Equity markets in the Pacific region excluding Japan showed the greatest strength relative to other parts of the developed market, while Japanese equity markets continued to lag. WisdomTree's best-performing fund was its Pacific ex-Japan Total Dividend Fund (DND), which returned 24.40% for the six-month period ended September 30, 2007. The WisdomTree Japan High-Yielding Equity Fund
(DNL), which lost 5.74% for the period, was WisdomTree's worst performing fund over this time frame. However, WisdomTree's broadest international ETF, the WisdomTree DEFA Fund (DWM), benefited from Japan's relative weakness. DWM, which is underweight Japanese stocks relative to the MSCI EAFE Index, returned 10.63% for the period, surpassing the MSCI EAFE Index by 1.91 percentage points for the six-month period ended September 30, 2007.*

On the domestic front, WisdomTree's fundamentally-weighted ETFs ran into two head winds: weakness in the financial and real estate industries, coupled with the re-emergence of growth stocks. Buffeted by investor concerns over exposure to sub-prime housing loans, financial stocks have been the worst performing sector of the U.S. economy in 2007. The weakness in financials contributed to value stocks, measured by the Russell 3000 Value Index, underperforming growth stocks, measured by the Russell 3000 Growth Index, for first time since 1999. Specific performance information for WisdomTree's funds, relative to their underlying WisdomTree index and a comparable benchmark, is provided in the pages that follow.

Thank you for your continued support.

Best regards,

/s/ Jonathan Steinberg

Jonathan Steinberg
President, WisdomTree Trust
CEO, WisdomTree Asset Management, Inc.

The sources and forecasts expressed are as of September 30, 2007 and may not actually come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation of any specific security.

Mr. Steinberg is a registered representative of ALPS Distributors, Inc.

* Performance Information for the MSCI EAFE Index assumed the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.

                               WisdomTree International Dividend Sector Funds  1

Letter to Shareholders (concluded)


Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI's express written consent.

The MSCI EAFE Index is a market cap-weighted index composed of company's representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.






2  WisdomTree International Dividend Sector Funds

Performance Summary

WisdomTree International Basic Materials Sector Fund

Industry Breakdown+ as of 9/30/07
-----------------------------------

             [PIE CHART]

Mining                        41.7%
Chemicals                     31.4%
Iron/Steel                    19.0%
Forest Products & Paper        7.5%
Other                          0.4%

-----------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/07
----------------------------------------
Description              % of Net Assets
----------------------------------------
BHP Billington Ltd.            9.9%
----------------------------------------
BASF AG                        7.8%
----------------------------------------
Anglo American PLC             6.4%
----------------------------------------
Rio Tinto PLC                  5.2%
----------------------------------------
BHP Billington PLC             4.5%
----------------------------------------
Bayer AG                       4.1%
----------------------------------------
Rio Tinto Ltd.                 3.1%
----------------------------------------
Zinifex Ltd.                   3.1%
----------------------------------------
JFE Holdings, Inc.             3.1%
----------------------------------------
ThyssenKrupp AG                2.7%
----------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree International Basic Materials Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Basic Materials Sector Index.

The WisdomTree International Basic Materials Sector Fund (DBN) returned 23.45% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). United Kingdom stocks in the Fund contributed most significantly to this performance; the country comprised on average 22.13% of the Fund and returned 36.43% over the period. BHP Billiton Ltd. was the top contributor to the performance for the period. Norway was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
-------------------------------------------------------------------------------------------
                                            Cumulative Total Return
-------------------------------------------------------------------------------------------
                                                              WisdomTree           S&P
                                                            International      Global 1200
                                                           Basic Materials      Materials
                      Net Asset Value     Market Price       Sector Index      Sector Index
-------------------------------------------------------------------------------------------
Six Months                  23.45%            22.05%             24.89%            27.92%
-------------------------------------------------------------------------------------------
Since Inception(1)          55.30%            54.56%             58.12%            56.95%
-------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                               WisdomTree International Dividend Sector Funds  3

Performance Summary

WisdomTree International Communications Sector Fund

Industry Breakdown+ as of 9/30/07
---------------------------------

           [PIE CHART]

Telecommunications       79.5%
Media                    17.0%
Advertising               1.9%
Internet                  0.9%
Other                     0.7%

---------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/07
------------------------------------------------
Description                      % of Net Assets
------------------------------------------------
Vodafone Group PLC                     13.9%
------------------------------------------------
Telefonica, S.A.                       10.3%
------------------------------------------------
China Mobile Ltd.                       9.6%
------------------------------------------------
Deutsche Telekom AG                     6.8%
------------------------------------------------
Telstra Corp. Ltd.                      5.0%
------------------------------------------------
Nokia Oyj                               4.8%
------------------------------------------------
Telecom Italia SpA                      4.0%
------------------------------------------------
Vivendi                                 3.9%
------------------------------------------------
BT Group PLC                            3.5%
------------------------------------------------
Singapore Telecommunications Ltd.       2.7%
------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree International Communications Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Communications Sector Index.

The WisdomTree International Communications Sector Fund (DGG) returned 20.88% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Stocks listed in Hong Kong contributed most significantly to this performance; the country comprised on average 7.92% of the Fund and returned 76.12% over the period. China Mobile Ltd. was the top contributor to the performance for the period. Japan was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
------------------------------------------------------------------------------------------------
                                               Cumulative Total Return
------------------------------------------------------------------------------------------------
                                                             WisdomTree              S&P
                                                            International        Global 1200
                                                           Communications     Telecommunications
                      Net Asset Value     Market Price      Sector Index        Services Index
------------------------------------------------------------------------------------------------
Six Months                  20.88%            20.64%            21.31%               18.91%
------------------------------------------------------------------------------------------------
Since Inception(1)          38.86%            38.38%            40.82%               36.39%
------------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4  WisdomTree International Dividend Sector Funds

Performance Summary

WisdomTree International Consumer Cyclical Sector Fund

Industry Breakdown+ as of 9/30/07
----------------------------------

            [PIE CHART]

Auto Manufacturers           33.3%
Retail                       24.3%
Distribution/Wholesale        8.2%
Auto Parts & Equipment        6.2%
Airlines                      4.8%
Entertainment                 4.0%
Home Builders                 3.4%
Apparel                       3.3%
Other                        12.5%

----------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/07
-------------------------------------------
Description                 % of Net Assets
-------------------------------------------
Toyota Motor Corp.                8.6%
-------------------------------------------
DaimlerChrysler AG                6.5%
-------------------------------------------
Renault S.A.                      4.2%
-------------------------------------------
H&M Hennes & Mauritz AB Class B   3.5%
-------------------------------------------
Nissan Motor Co., Ltd.            3.2%
-------------------------------------------
Honda Motor Co., Ltd.             3.1%
-------------------------------------------
Mitsubishi Corp.                  2.3%
-------------------------------------------
Volkswagen AG                     2.0%
-------------------------------------------
PPR S.A.                          1.9%
-------------------------------------------
Peugeot S.A.                      1.7%
-------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree International Consumer Cyclical Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Consumer Cyclical Sector Index.

The WisdomTree International Consumer Cyclical Sector Fund (DPC) returned 4.07% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). German stocks in the Fund contributed most significantly to this performance; the country comprised on average 13.52% of the Fund and returned 24.14% over the period. Daimler AG was the top contributor to the performance for the period. The United Kingdom was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
------------------------------------------------------------------------------------------------
                                               Cumulative Total Return
------------------------------------------------------------------------------------------------
                                                               WisdomTree        S&P Global 1200
                                                             International          Consumer
                                                           Consumer Cyclical      Discretionary
                      Net Asset Value     Market Price        Sector Index        Sector Index
------------------------------------------------------------------------------------------------
Six Months                  4.07%              3.50%              4.57%                1.51%
------------------------------------------------------------------------------------------------
Since Inception(1)         25.54%             24.52%             24.95%               11.53%
------------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                               WisdomTree International Dividend Sector Funds  5

Performance Summary

WisdomTree International Consumer Non-Cyclical Sector Fund

Industry Breakdown+ as of 9/30/07
------------------------------------

          [PIE CHART]

Pharmaceuticals                33.1%
Food                           29.3%
Beverages                      11.2%
Commercial Services             8.2%
Agriculture                     7.9%
Cosmetics/Personal Care         4.4%
Household Products/Wares        2.1%
Healthcare-Products             1.6%
Healthcare-Services             1.2%
Biotechnology                   0.4%
Other                           0.6%

------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/07
-------------------------------------------------
Description                       % of Net Assets
-------------------------------------------------
GlaxoSmithKline PLC                     9.3%
-------------------------------------------------
Sanofi-Aventis                          5.1%
-------------------------------------------------
Nestle S.A.                             5.1%
-------------------------------------------------
British American Tobacco PLC            4.4%
-------------------------------------------------
AstraZeneca PLC                         4.1%
-------------------------------------------------
Novartis AG                             3.8%
-------------------------------------------------
Unilever N.V.                           3.4%
-------------------------------------------------
Diageo PLC                              3.1%
-------------------------------------------------
Unilever N.V. CVA                       2.7%
-------------------------------------------------
Tesco PLC                               2.6%
-------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree International Consumer Non-Cyclical Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Consumer Non-Cyclical Sector Index.

The WisdomTree International Consumer Non-Cyclical Sector Fund (DPN) returned 5.42% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). United Kingdom stocks in the Fund contributed most significantly to this performance; the country comprised on average 39.08% of the Fund and returned 3.95% over the period. Nestle S.A. was the top contributor to the performance for the period. Ireland was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
---------------------------------------------------------------------------------------------
                                             Cumulative Total Return
---------------------------------------------------------------------------------------------
                                                             WisdomTree
                                                           International           S&P
                                                              Consumer         Global 1200
                                                            Non-Cyclical     Consumer Staples
                      Net Asset Value     Market Price      Sector Index       Sector Index
---------------------------------------------------------------------------------------------
Six Months                  5.42%              5.58%            5.42%              8.63%
---------------------------------------------------------------------------------------------
Since Inception(1)         19.64%             20.15%           18.51%             21.22%
---------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6  WisdomTree International Dividend Sector Funds

Performance Summary

WisdomTree International Energy Sector Fund

Industry Breakdown+ as of 9/30/07
---------------------------------

           [PIE CHART]

Oil & Gas                91.0%
Oil & Gas Services        8.2%
Coal                      0.2%
Other                     0.6%

---------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/07
--------------------------------------------------
Description                        % of Net Assets
--------------------------------------------------
TOTAL S.A.                               8.8%
--------------------------------------------------
BP PLC                                   8.7%
--------------------------------------------------
Eni SpA                                  8.0%
--------------------------------------------------
Royal Dutch Shell PLC Class A            7.1%
--------------------------------------------------
Royal Dutch Shell PLC Class B            6.7%
--------------------------------------------------
CNOOC Ltd.                               6.3%
--------------------------------------------------
Statoil ASA                              4.3%
--------------------------------------------------
Woodside Petroleum Ltd.                  4.2%
--------------------------------------------------
Norsk Hydro ASA                          4.1%
--------------------------------------------------
Repsol YPF, S.A.                         3.7%
--------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree International Energy Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Energy Sector Index.

The WisdomTree International Energy Sector Fund (DKA) returned 22.94% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). United Kingdom stocks in the Fund contributed most significantly to this performance; the country comprised on average 26.66% of the Fund and returned 19.81% over the period. CNOOC Ltd. was the top contributor to the performance for the period. Finland was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
-----------------------------------------------------------------------------------------
                                           Cumulative Total Return
-----------------------------------------------------------------------------------------
                                                             WisdomTree          S&P
                                                           International     Global 1200
                                                               Energy           Energy
                      Net Asset Value     Market Price      Sector Index     Sector Index
-----------------------------------------------------------------------------------------
Six Months                  22.94%            22.08%            22.47%           24.45%
-----------------------------------------------------------------------------------------
Since Inception(1)          38.14%            36.91%            38.60%           37.14%
-----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                               WisdomTree International Dividend Sector Funds  7

Performance Summary

WisdomTree International Financial Sector Fund

Industry Breakdown+ as of 9/30/07
------------------------------------------

                [PIE CHART]

Banks                                67.2%
Insurance                            18.6%
Diversified Financial Services        8.8%
Real Estate                           3.6%
REITS                                 0.5%
Investment Companies                  0.3%
Venture Capital                       0.1%
Other                                 0.9%

------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/07
------------------------------------------------
Description                      % of Net Assets
------------------------------------------------
HSBC Holdings PLC                      6.5%
------------------------------------------------
Banco Santander Central
    Hispano S.A.                       4.0%
------------------------------------------------
Banca Intesa SpA                       3.9%
------------------------------------------------
BNP Paribas                            3.0%
------------------------------------------------
AXA S.A.                               2.8%
------------------------------------------------
Loylds TSB Group PLC                   2.8%
------------------------------------------------
Royal Bank of Scotland Group
    (The) PLC                          2.8%
------------------------------------------------
Banco Bilbao Vizcaya
    Argentaria, Chile, S.A.            2.6%
------------------------------------------------
Commonwealth Bank of
    Australia                          2.6%
------------------------------------------------
ING Groep N.V.                         2.5%
------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree International Financial Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Financial Sector Index.

The WisdomTree International Financial Sector Fund (DRF) returned 3.58% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Australian stocks in the Fund contributed most significantly to this performance; the country comprised on average 12.31% of the Fund and returned 16.63% over the period. Commonwealth Bank of Australia was the top contributor to the performance for the period. The United Kingdom was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
-----------------------------------------------------------------------------------------
                                           Cumulative Total Return
-----------------------------------------------------------------------------------------
                                                             WisdomTree          S&P
                                                           International     Global 1200
                                                             Financial        Financials
                      Net Asset Value     Market Price      Sector Index     Sector Index
-----------------------------------------------------------------------------------------
Six Months                  3.58%              3.08%            3.65%            1.25%
-----------------------------------------------------------------------------------------
Since Inception(1)         14.27%             14.26%           15.01%            7.18%
-----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8  WisdomTree International Dividend Sector Funds

Performance Summary

WisdomTree International Health Care Sector Fund

Industry Breakdown+ as of 9/30/07
---------------------------------

           [PIE CHART]

Pharmaceuticals           73.8%
Healthcare-Products       13.5%
Healthcare-Services        9.2%
Biotechnology              2.9%
Other                      0.6%

---------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/07
----------------------------------------------
Description                    % of Net Assets
----------------------------------------------
GlaxoSmithKline PLC                  10.3%
----------------------------------------------
Sanofi-Aventis                        7.5%
----------------------------------------------
AstraZeneca PLC                       6.9%
----------------------------------------------
Novartis AG                           6.8%
----------------------------------------------
Roche Holding AG                      6.3%
----------------------------------------------
Bayer Schering Pharma AG              4.2%
----------------------------------------------
Takeda Pharmaceutical Co., Ltd.       4.0%
----------------------------------------------
Novo-Nordisk A/S Class B              2.4%
----------------------------------------------
Astellas Pharma, Inc.                 2.0%
----------------------------------------------
Daiichi Sankyo Co., Ltd.              1.8%
----------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree International Health Care Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Health Care Sector Index.

The WisdomTree International Health Care Sector Fund (DBR) returned 3.53% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Australian stocks in the Fund contributed most significantly to this performance; the country comprised on average 9.59% of the Fund and returned 19.05% over the period. Novo Nordisk A/S was the top contributor to the performance for the period. Switzerland was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
-----------------------------------------------------------------------------------------
                                           Cumulative Total Return
-----------------------------------------------------------------------------------------
                                                             WisdomTree          S&P
                                                           International     Global 1200
                                                            Health Care      Health Care
                      Net Asset Value     Market Price      Sector Index     Sector Index
-----------------------------------------------------------------------------------------
Six Months                  3.53%              4.02%            3.71%            4.59%
-----------------------------------------------------------------------------------------
Since Inception(1)         11.85%             12.41%           12.52%            7.34%
-----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                               WisdomTree International Dividend Sector Funds  9

Performance Summary

WisdomTree International Industrial Sector Fund

Industry Breakdown+ as of 9/30/07
---------------------------------------------

                [PIE CHART]

Engineering & Construction              19.7%
Miscellaneous Manufacturers             14.3%
Transportation                          13.6%
Building Materials                      12.8%
Electronics                              8.0%
Machinery-Diversified                    7.7%
Electrical Components & Equipment        7.5%
Aerospace/Defense                        5.5%
Metal Fabricate/Hardware                 3.3%
Other                                    7.6%

---------------------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/07
---------------------------------------------------
Description                         % of Net Assets
---------------------------------------------------
Siemens AG                                4.8%
---------------------------------------------------
Wesfarmers Ltd.                           3.3%
---------------------------------------------------
VINCI S.A.                                2.9%
---------------------------------------------------
Deutsche Post AG                          2.9%
---------------------------------------------------
Schneider Electric S.A.                   2.7%
---------------------------------------------------
Koninklijke Philips Electronics N.V.      2.5%
---------------------------------------------------
BAE SYSTEMS PLC                           2.4%
---------------------------------------------------
AB Volvo Class B                          2.3%
---------------------------------------------------
Cie de Saint-Gobain S.A.                  2.3%
---------------------------------------------------
Bouygues S.A.                             1.9%
---------------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree International Industrial Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Industrial Sector Index.

The WisdomTree International Industrial Sector (DDI) returned 9.70% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). Australian stocks in the Fund contributed most significantly to this performance; the country comprised on average 8.89% of the Fund and returned 24.99% over the period. Siemens AG was the top contributor to the performance for the period. Spain was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
-----------------------------------------------------------------------------------------
                                           Cumulative Total Return
-----------------------------------------------------------------------------------------
                                                             WisdomTree          S&P
                                                           International     Global 1200
                                                             Industrial      Industrials
                      Net Asset Value     Market Price      Sector Index     Sector Index
-----------------------------------------------------------------------------------------
Six Months                  9.70%              9.14%            9.78%            15.51%
-----------------------------------------------------------------------------------------
Since Inception(1)         34.65%             34.22%           33.31%            28.87%
-----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10  WisdomTree International Dividend Sector Funds

Performance Summary

WisdomTree International Technology Sector Fund

Industry Breakdown+ as of 9/30/07
---------------------------------

            [PIE CHART]

Software                  41.6%
Office/Business           24.7%
Equipment Computers       22.1%
Semiconductors            11.2%
Other                      0.4%

---------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/07
---------------------------------------------
Description                   % of Net Assets
---------------------------------------------
SAP AG                              19.0%
---------------------------------------------
Canon, Inc.                         17.0%
---------------------------------------------
STMichroelectronics N.V.             6.4%
---------------------------------------------
LogicaCMG PLC                        3.8%
---------------------------------------------
Oracle Corp. Japan                   3.6%
---------------------------------------------
CapGemini S.A.                       3.2%
---------------------------------------------
Ricoh Co., Ltd.                      2.6%
---------------------------------------------
Indra Sistemas S.A.                  2.4%
---------------------------------------------
Neopost S.A.                         2.4%
---------------------------------------------
Fujitsu Ltd.                         2.2%
---------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree International Technology Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Technology Sector Index.

The WisdomTree International Technology Sector Fund (DBT) returned 5.99% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). German stocks in the Fund contributed most significantly to this performance; the country comprised on average 17.04% of the Fund and returned 28.33% over the period. Sap Ag was the top contributor to the performance for the period. France was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
------------------------------------------------------------------------------------------
                                            Cumulative Total Return
------------------------------------------------------------------------------------------
                                                                                  S&P
                                                             WisdomTree       Global 1200
                                                           International     Informational
                                                             Technology       Technology
                      Net Asset Value     Market Price      Sector Index     Sector Index
------------------------------------------------------------------------------------------
Six Months                  5.99%              5.14%            6.10%            18.14%
------------------------------------------------------------------------------------------
Since Inception(1)         10.76%              9.88%           11.40%            19.98%
------------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                              WisdomTree International Dividend Sector Funds  11

Performance Summary

WisdomTree International Utilities Sector Fund

Industry Breakdown+ as of 9/30/07
---------------------------------

           [PIE CHART]

Electric                 76.2%
Gas                      15.4%
Water                     7.8%
Other                     0.6%

---------------------------------
+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/07
------------------------------------------
Description                % of Net Assets
------------------------------------------
E.ON AG                          6.5%
------------------------------------------
Electricite de France            6.3%
------------------------------------------
Enel SpA                         6.2%
------------------------------------------
RWE AG                           6.2%
------------------------------------------
Suez S.A.                        5.9%
------------------------------------------
Endesa S.A.                      5.9%
------------------------------------------
Iberdrola S.A.                   5.4%
------------------------------------------
Gaz de France S.A.               5.2%
------------------------------------------
National Grid PLC                4.4%
------------------------------------------
Fortum Oyj                       2.8%
------------------------------------------

* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

WisdomTree International Utilities Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Utilities Sector Index.

The WisdomTree International Utilities Sector Fund (DBU) returned 10.30% at NAV, for the six month period ending September 30, 2007 (for more complete performance information, please see below). German stocks in the Fund contributed most significantly to this performance; the country comprised on average 13.16% of the Fund and returned 36.01% over the period. E.ON AG was the top contributor to the performance for the period. Japan was the biggest detractor to the Fund for the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund's portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/07
-----------------------------------------------------------------------------------------
                                           Cumulative Total Return
-----------------------------------------------------------------------------------------
                                                             WisdomTree          S&P
                                                           International     Global 1200
                                                             Utilities        Utilities
                      Net Asset Value     Market Price      Sector Index     Sector Index
-----------------------------------------------------------------------------------------
Six Months                  10.30%             8.98%            11.77%           8.30%
-----------------------------------------------------------------------------------------
Since Inception(1)          31.46%            30.57%            33.71%          28.29%
-----------------------------------------------------------------------------------------

(1) Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

12  WisdomTree International Dividend Sector Funds

Shareholder Expense Examples (unaudited)


As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period 4/01/07 to 9/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              WisdomTree International Dividend Sector Funds  13

Shareholder Expense Examples (unaudited) (concluded)

-----------------------------------------------------------------------------------------------------------
                                                                                Annualized
                                                                              Expense Ratio   Expenses Paid
                                                                               Based on the    During the
                                                Beginning         Ending          Period        Period+
                                              Account Value   Account Value     4/01/07 to     4/01/07 to
                                                 4/01/07         9/30/07         9/30/07         9/30/07
-----------------------------------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund
  Actual                                       $ 1,000.00      $ 1,234.47          0.58%         $ 3.25
  Hypothetical (5% return before expenses)     $ 1,000.00      $ 1,022.09          0.58%         $ 2.94
-----------------------------------------------------------------------------------------------------------
WisdomTree International Communications Sector Fund
  Actual                                       $ 1,000.00      $ 1,208.84          0.58%         $ 3.21
  Hypothetical (5% return before expenses)     $ 1,000.00      $ 1,022.09          0.58%         $ 2.94
-----------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Cyclical Sector Fund
  Actual                                       $ 1,000.00      $ 1,040.74          0.58%         $ 2.97
  Hypothetical (5% return before expenses)     $ 1,000.00      $ 1,022.09          0.58%         $ 2.94
-----------------------------------------------------------------------------------------------------------
WisdomTree International Consumer Non-Cyclical Sector Fund
  Actual                                       $ 1,000.00      $ 1,054.20          0.58%         $ 2.99
  Hypothetical (5% return before expenses)     $ 1,000.00      $ 1,022.09          0.58%         $ 2.94
-----------------------------------------------------------------------------------------------------------
WisdomTree International Energy Sector Fund
  Actual                                       $ 1,000.00      $ 1,229.43          0.58%         $ 3.24
  Hypothetical (5% return before expenses)     $ 1,000.00      $ 1,022.09          0.58%         $ 2.94
-----------------------------------------------------------------------------------------------------------
WisdomTree International Financial Sector Fund
  Actual                                       $ 1,000.00      $ 1,035.84          0.58%         $ 2.96
  Hypothetical (5% return before expenses)     $ 1,000.00      $ 1,022.09          0.58%         $ 2.94
-----------------------------------------------------------------------------------------------------------
WisdomTree International Health Care Sector Fund
  Actual                                       $ 1,000.00      $ 1,035.29          0.58%         $ 2.96
  Hypothetical (5% return before expenses)     $ 1,000.00      $ 1,022.09          0.58%         $ 2.94
-----------------------------------------------------------------------------------------------------------
WisdomTree International Industrial Sector Fund
  Actual                                       $ 1,000.00      $ 1,096.99          0.58%         $ 3.05
  Hypothetical (5% return before expenses)     $ 1,000.00      $ 1,022.09          0.58%         $ 2.94
-----------------------------------------------------------------------------------------------------------
WisdomTree International Technology Sector Fund
  Actual                                       $ 1,000.00      $ 1,059.85          0.58%         $ 3.00
  Hypothetical (5% return before expenses)     $ 1,000.00      $ 1,022.09          0.58%         $ 2.94
-----------------------------------------------------------------------------------------------------------
WisdomTree International Utilities Sector Fund
  Actual                                       $ 1,000.00      $ 1,102.99          0.58%         $ 3.06
  Hypothetical (5% return before expenses)     $ 1,000.00      $ 1,022.09          0.58%         $ 2.94
-----------------------------------------------------------------------------------------------------------

+ Expenses are calculated using each Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect one-half year period).

14  WisdomTree International Dividend Sector Funds

Schedule of Investment (unaudited)

WisdomTree International Basic Materials Sector Fund

September 30, 2007

-----------------------------------------------------------------------------
Investments                                         Shares       U.S. $ Value
-----------------------------------------------------------------------------
COMMON STOCKS - 99.6%
Australia - 24.0%
Alumina Ltd.(a)                                      179,639       $1,135,057
Ausdrill Ltd.                                         22,604           46,808
Auspine Ltd.                                           3,863           19,486
BHP Billiton Ltd.                                    277,482       10,939,598
BlueScope Steel Ltd.                                 184,375        1,753,999
Consolidated Rutile Ltd.                             135,982           71,601
Dominion Mining Ltd.                                  10,127           33,517
Equigold NL(a)                                        31,651           72,825
Forest Enterprises Australia Ltd.                    276,888          142,119
GRD Ltd.                                              24,934           52,957
Great Southern Plantations Ltd.(a)                    85,919          176,399
Gunns Ltd.(a)                                         97,446          240,595
Iluka Resources Ltd.(a)                               40,731          198,968
Incitec Pivot Ltd.                                     4,087          309,380
Independence Group NL                                 14,556           84,373
Jubilee Mines NL(a)                                   31,128          478,211
Minara Resources Ltd.                                171,951          990,614
Mincor Resources NL(a)                                47,594          179,003
Newcrest Mining Ltd.                                   3,384           83,851
Nufarm Ltd.(a)                                        23,243          275,829
OneSteel Ltd.(a)                                     202,708        1,237,767
Orica Ltd.                                            33,595          894,870
PaperlinX Ltd.(a)                                     82,664          222,387
Rio Tinto Ltd.(a)                                     36,058        3,453,250
Straits Resources Ltd.                                16,181           66,585
Wattyl Ltd.                                           13,598           39,109
Zinifex Ltd.                                         216,663        3,397,562
                                                                   ----------
Total Australia                                                    26,596,720
-----------------------------------------------------------------------------
Austria - 0.9%
BOEHLER-UDDEHOLM AG                                    5,100          532,658
voestalpine AG                                         5,746          495,203
                                                                   ----------
Total Austria                                                       1,027,861
-----------------------------------------------------------------------------
Belgium - 1.7%
Cumerio                                                2,173           88,074
Solvay S.A.                                            8,308        1,202,435
Tessenderlo Chemie N.V.                                3,591          207,546
Umicore                                                1,622          386,607
                                                                   ----------
Total Belgium                                                       1,884,662
-----------------------------------------------------------------------------
Finland - 5.5%
Kemira Oyj                                            11,011          256,499
Outokumpu Oyj(a)                                      27,771          994,867
Rautaruukki Oyj                                       17,748        1,072,461
Stora Enso Oyj Class R                                85,008        1,651,413
UPM-Kymmene Oyj                                       86,088        2,076,412
                                                                   ----------
Total Finland                                                       6,051,652
-----------------------------------------------------------------------------
France - 1.9%
L'Air Liquide S.A.                                    16,025        2,139,064
-----------------------------------------------------------------------------
Germany - 17.1%
ALTANA AG                                             34,998          841,153
BASF AG                                               62,598        8,635,299
Bayer AG                                              57,329        4,551,027
K+S AG                                                 4,344          794,220
Salzgitter AG                                          1,568          307,151
ThyssenKrupp AG                                       47,931        3,044,251
Wacker Chemie AG                                       3,301          770,511
                                                                   ----------
Total Germany                                                      18,943,612
-----------------------------------------------------------------------------
Italy - 0.0%
Sol SpA                                                2,426           19,321
-----------------------------------------------------------------------------
Japan - 17.1%
ADEKA Corp.                                            4,200           44,003
Aica Kogyo Co., Ltd.                                   4,200           45,902
Aichi Steel Corp.(a)                                  25,000          147,589
Air Water, Inc.                                       14,000          155,806
Arisawa Manufacturing Co., Ltd.                        8,700           76,550
Asahi Kasei Corp.                                     70,000          564,796
Chuetsu Pulp & Paper Co., Ltd.                        14,000           29,335
Daicel Chemical Industries Ltd.                       14,000          110,646
Daido Steel Co., Ltd.                                 25,000          212,798
Dainippon Ink & Chemicals, Inc.                       44,000          194,722
Daio Paper Corp.                                      12,000           97,239
Denki Kagaku Kogyo K.K.                               28,000          157,023
DOWA HOLDINGS Co., Ltd.                               14,000          177,107
Earth Chemical Co., Ltd.                               1,400           34,691
Fujimi, Inc.                                           2,300           47,194
Gun-Ei Chemical Industry Co., Ltd.                     8,000           19,545
Hitachi Chemical Co., Ltd.                             9,300          192,040
Hitachi Metals Ltd.                                   14,000          173,334
Hokuetsu Paper Mills Ltd.                             14,000           71,938
JFE Holdings, Inc.                                    48,000        3,397,122
JSR Corp.                                              7,600          186,011
Kaneka Corp.                                          14,000          117,585
Kansai Paint Co., Ltd.                                14,000          107,238
Kobe Steel Ltd.                                      263,000          980,976
Lintec Corp.                                           1,400           27,449
Mitsubishi Chemical Holdings Corp.                    96,000          834,674
Mitsubishi Gas Chemical Co., Inc.                     25,000          231,492
Mitsubishi Materials Corp.                            48,000          297,979
Mitsubishi Steel Manufacturing Co., Ltd.(a)           26,000          126,818
Mitsui Chemicals, Inc.                                28,000          277,772
Nihon Parkerizing Co., Ltd.                            4,000           47,542
Nippon Kayaku Co., Ltd.                               14,000          116,367
Nippon Metal Industry Co., Ltd.(a)                    14,000           64,635
Nippon Paint Co., Ltd.(a)                             14,000           72,304
Nippon Shokubai Co., Ltd.                             17,000          165,248
Nippon Steel Corp.                                   405,000        2,912,098
Nissan Chemical Industies Ltd.                        11,000          135,617
Nisshin Steel Co., Ltd.                               56,000          252,211
Nitto Denko Corp.                                      7,100          329,644
NOF Corp.                                             14,000           60,496
OJI Paper Co., Ltd.(a)                                70,000          338,391
Rengo Co., Ltd.                                       14,000           94,336

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  15

Schedule of Investment (unaudited) (concluded)

WisdomTree International Basic Materials Sector Fund

September 30, 2007

-------------------------------------------------------------------------------------
Investments                                                Shares        U.S. $ Value
-------------------------------------------------------------------------------------
Sanyo Special Steel Co., Ltd.                                17,000      $    141,599
Shin-Etsu Chemical Co., Ltd.                                  8,100           559,179
Showa Denko K.K.                                             45,000           170,195
Sumitomo Bakelite Co., Ltd.                                  14,000            80,459
Sumitomo Chemical Co., Ltd.                                  90,000           770,769
Sumitomo Metal Industries Ltd.                              243,000         1,415,554
Sumitomo Metal Mining Co., Ltd.                              25,000           606,443
Taiyo Nippon Sanso Corp.                                     14,000           125,618
Toagosei Co., Ltd.                                           14,000            52,098
Toho Titanium Co., Ltd.(a)                                    2,700            99,065
Tokai Carbon Co., Ltd.                                        7,000            79,242
Tokuyama Corp.                                               11,000           166,700
Tokyo Ohka Kogyo Co., Ltd.                                    1,400            30,248
Tokyo Steel Manufacturing Co., Ltd.                           5,600            86,862
Topy Industries Ltd.                                         14,000            37,369
Tosoh Corp.                                                  42,000           272,051
Toyo Ink Manufacturing Co., Ltd.                             14,000            47,350
Ube Industries Ltd.                                          28,000            99,083
Yamato Kogyo Co., Ltd.                                        4,200           201,574
Yodogawa Steel Works Ltd.                                    14,000            69,504
Yushiro Chemical Industry Co., Ltd.                           1,400            24,710
Zeon Corp.                                                   12,000           118,106
                                                                         ------------
Total Japan                                                                18,980,041
-------------------------------------------------------------------------------------
Netherlands - 2.9%
Akzo Nobel N.V.                                              23,665         1,945,269
Koninklijke DSM N.V.                                         22,458         1,208,877
                                                                         ------------
Total Netherlands                                                           3,154,146
-------------------------------------------------------------------------------------
New Zealand - 0.1%
Nuplex Industries Ltd.                                       23,105           128,143
-------------------------------------------------------------------------------------
Norway - 0.9%
Norske Skogindustrier ASA                                    44,800           476,732
Yara International ASA                                       15,900           499,968
                                                                         ------------
Total Norway                                                                  976,700
-------------------------------------------------------------------------------------
Portugal - 0.3%
Corticeira Amorim S.A.                                        6,516            18,719
Portucel-Empresa Produtora De Pasta E Papel, S.A.            71,224           262,344
                                                                         ------------
Total Portugal                                                                281,063
-------------------------------------------------------------------------------------
Singapore - 0.0%
Midas Holdings Ltd.                                          12,000            13,985
-------------------------------------------------------------------------------------
Spain - 0.7%
Acerinox S.A.(a)                                             19,573           587,334
Grupo Empresarial Ence S.A.                                   8,916           100,551
Tubos Reunidos S.A.                                           3,088            93,541
                                                                         ------------
Total Spain                                                                   781,426
-------------------------------------------------------------------------------------
Sweden - 2.8%
Billerud AB                                                   7,000            93,600
Boliden AB                                                   31,550           669,378
Holmen AB Class B                                             8,400           320,727
SSAB Svenskt Staal AB Series A                               15,400           567,765
Svenska Cellulosa Aktiebolaget SCA Class B                   78,800         1,464,775
                                                                         ------------
Total Sweden                                                                3,116,245
-------------------------------------------------------------------------------------
Switzerland - 1.4%
Ciba Specialty Chemicals AG                                  11,015           559,613
Givaudan                                                        475           437,511
Lonza Group AG                                                1,444           156,983
Schmolz + Bickenbach AG                                       1,021            95,003
Syngenta AG                                                   1,279           274,807
                                                                         ------------
Total Switzerland                                                           1,523,917
-------------------------------------------------------------------------------------
United Kingdom - 22.3%
Anglo American PLC                                          105,358         7,059,870
Antofagasta PLC                                              38,612           599,829
BHP Billiton PLC                                            140,786         5,019,528
Croda International PLC                                       6,998            91,247
DS Smith PLC                                                 93,112           354,268
Elementis PLC                                                20,131            40,296
Filtrona PLC                                                 18,875            87,870
Foseco PLC                                                    8,878            39,160
Imperial Chemical Industries PLC                             86,425         1,148,028
Johnson Matthey PLC                                          19,475           661,422
Kazakhmys PLC                                                29,377           840,909
Lonmin PLC                                                    9,416           700,012
Rio Tinto PLC                                                66,237         5,705,596
Vedanta Resources PLC                                        12,532           518,301
Victrex PLC                                                   4,631            62,271
Xstrata PLC                                                  24,441         1,615,345
Yule Catto & Co. PLC                                         23,169           107,506
                                                                         ------------
Total United Kingdom                                                       24,651,458
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $100,260,030)                                                      110,270,016
=====================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 10.1%
MONEY MARKET FUNDS(b) - 10.1%
UBS Enhanced Yield Portfolio, 5.38%                       4,020,754         4,020,754
UBS Private Money Market Fund LLC, 5.21%                  7,157,303         7,157,303
                                                                         ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $11,178,057)(c)                                                     11,178,057
=====================================================================================
TOTAL INVESTMENTS IN SECURITIES - 109.7%
(Cost: $111,438,087)(d)                                                   121,448,073
Liabilities in Excess of Cash and
Other Assets - (9.7)%                                                     (10,724,899)
                                                                         ------------
NET ASSETS - 100.0%                                                      $110,723,174
=====================================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Interest rates shown reflect yields as of September 30, 2007.

(c) At September 30, 2007, the total market value of the Fund's securities on loan was $6,636,637 and the total market value of the collateral held by the Fund was $11,178,057.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

16  WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Communications Sector Fund

September 30, 2007

-------------------------------------------------------------------------------
Investments                                            Shares       U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
Australia - 7.4%
APN News & Media Ltd.                                    9,992       $   46,157
ASG Group Ltd.                                             712              914
Austereo Group Ltd.                                      9,777           21,630
Iress Market Technology Ltd.                             2,035           14,047
IWL Ltd.                                                 1,447            8,170
John Fairfax Holdings Ltd.(a)                           32,283          134,845
Oakton Ltd.                                              1,815           10,906
Publishing & Broadcasting Ltd.(a)                       11,420          199,091
SAI Global Ltd.(a)                                       1,919            5,553
Seek Ltd.                                                1,619           13,052
Service Stream Ltd.                                      1,259            2,384
Seven Network Ltd.                                       4,065           47,125
SMS Management & Technology Ltd.                         1,391            8,617
Southern Cross Broadcasting Australia Ltd.(a)            2,251           34,143
SP Telemedia Ltd.                                        5,784            2,278
STW Communications Group Ltd.(a)                         5,276           12,139
Telstra Corp. Ltd.                                     361,469        1,394,686
Ten Network Holdings Ltd.                               15,380           37,021
West Australian Newspapers Holdings Ltd.(a)              6,164           84,659
                                                                     ----------
Total Australia                                                       2,077,417
-------------------------------------------------------------------------------
Belgium - 1.7%
Belgacom S.A.                                            8,646          400,109
Mobistar S.A.                                              995           86,813
                                                                     ----------
Total Belgium                                                           486,922
-------------------------------------------------------------------------------
Finland - 5.6%
Alma Media Corp.                                           708           11,841
Elcoteq SE                                                 404            2,723
Elektrobit Corp.                                            11               30
Elisa Oyj                                                2,993           92,792
Nokia Oyj                                               35,416        1,342,780
PKC Group Oyj                                              404            6,119
Sanoma-WSOY Oyj                                          2,990           92,741
Talentum Oyj                                             1,615            8,085
                                                                     ----------
Total Finland                                                         1,557,111
-------------------------------------------------------------------------------
France - 7.1%
Alcatel-Lucent                                          21,207          217,149
Canal Plus S.A.                                          1,939           21,536
Havas S.A.                                               4,209           24,781
Iliad S.A.                                                  24            2,218
JC Decaux S.A.                                           1,101           38,565
Lagardere SCA                                            1,359          115,363
M6, Metropole Television                                 2,810           81,323
NRJ Group(a)                                               742            9,655
PagesJaunes Groupe S.A.                                 12,894          264,239
Publicis Groupe                                          1,015           41,630
Television Francaise 1 S.A.                              3,309           88,706
Vivendi                                                 25,897        1,090,151
                                                                     ----------
Total France                                                          1,995,316
-------------------------------------------------------------------------------
Germany - 7.0%
Comdirect Bank AG                                        1,934           24,039
Deutsche Telekom AG                                     97,146        1,903,791
United Internet AG                                       1,254           28,160
                                                                     ----------
Total Germany                                                         1,955,990
-------------------------------------------------------------------------------
Hong Kong - 11.2%
China Mobile Ltd.                                      164,500        2,695,557
China Netcom Group Corp. (Hong Kong) Ltd.               59,000          157,968
China Unicom Ltd.                                       72,000          149,030
Next Media Ltd.                                         62,000           17,558
Oriental Press Group Ltd.                               56,000            8,938
PCCW Ltd.                                              104,000           68,810
Television Broadcasts Ltd.                               4,000           24,045
Tradelink Electronic Commerce Ltd.                       8,000            1,102
                                                                     ----------
Total Hong Kong                                                       3,123,008
-------------------------------------------------------------------------------
Ireland - 0.2%
Independent News & Media PLC                            12,770           48,399
-------------------------------------------------------------------------------
Italy - 5.6%
Arnoldo Mondadori Editore SpA                            4,689           45,246
CIR-Compagnie Industriali Riunite SpA                    6,659           25,924
Gruppo Editoriale L'Espresso SpA                         5,448           26,614
Mediaset SpA                                            30,972          318,899
RCS MediaGroup SpA                                       2,833           16,227
Seat Pagine Gialle SpA                                  38,506           21,412
Telecom Italia SpA                                     370,916        1,124,889
                                                                     ----------
Total Italy                                                           1,579,211
-------------------------------------------------------------------------------
Japan - 4.5%
Hakuhodo DY Holdings, Inc.                                 200           14,016
Hikari Tsushin, Inc.                                       400           10,955
KDDI Corp.                                                  15          111,116
Matsui Securities Co., Ltd.                              2,200           16,833
Nippon Telegraph & Telephone Corp.                          77          359,510
Nippon Television Network Corp.                            120           15,431
NTT DoCoMo, Inc.                                           408          581,768
SBI Holdings, Inc.                                         252           66,058
SOFTBANK CORP.                                             500            9,216
Tokyo Broadcasting System, Inc.                            600           16,798
Trend Micro, Inc.                                        1,000           43,211
Uniden Corp.                                             1,000            6,617
Yahoo Japan Corp.                                           32           12,103
                                                                     ----------
Total Japan                                                           1,263,632
-------------------------------------------------------------------------------
Netherlands - 3.2%
Reed Elsevier N.V.                                       9,481          179,599
Royal KPN N.V.                                          35,300          610,957
Wegener N.V.                                               180            4,531
Wolters Kluwer N.V.                                      3,654          108,192
                                                                     ----------
Total Netherlands                                                       903,279
-------------------------------------------------------------------------------
New Zealand - 1.0%
CanWest MediaWorks NZ Ltd.                               5,624           11,431
Telecom Corp. of New Zealand Ltd.(a)                    81,518          275,330
                                                                     ----------
Total New Zealand                                                       286,761
-------------------------------------------------------------------------------
Norway - 0.1%
Schibsted ASA                                              600           31,426
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  17

Schedule of Investments (unaudited) (concluded)

WisdomTree International Communications Sector Fund

September 30, 2007

-------------------------------------------------------------------------------------
Investments                                                 Shares       U.S. $ Value
-------------------------------------------------------------------------------------
Portugal - 1.3%
Portugal Telecom, SGPS, S.A.                                  22,754      $   318,095
PT Multimedia Servicos de Telecomunicacoes e
  Multimedia, SGPS, S.A.(a)                                    3,905           57,978
                                                                          -----------
Total Portugal                                                                376,073
-------------------------------------------------------------------------------------
Singapore - 3.4%
Keppel Telecommunications & Transportation Ltd.                7,000           21,220
MobileOne Ltd.                                                21,600           29,829
Singapore Press Holdings Ltd.                                 24,000           69,844
Singapore Telecommunications Ltd.                            280,000          758,261
StarHub Ltd.                                                  29,330           61,250
Yellow Pages (Singapore) Ltd.                                  7,000            5,659
                                                                          -----------
Total Singapore                                                               946,063
-------------------------------------------------------------------------------------
Spain - 11.1%
Gestevision Telecinco, S.A.                                    8,503          222,624
Promotora de Informaciones, S.A.                                 943           18,574
Telefonica, S.A.                                             102,813        2,870,208
                                                                          -----------
Total Spain                                                                 3,111,406
-------------------------------------------------------------------------------------
Sweden - 4.4%
Eniro AB                                                       2,200           26,696
Tele2 AB Class B                                               3,600           77,492
Telefonaktiebolaget LM Ericsson Class A                       11,000           43,462
Telefonaktiebolaget LM Ericsson Class B                      125,000          498,528
TeliaSonera AB                                                63,500          571,780
                                                                          -----------
Total Sweden                                                                1,217,958
-------------------------------------------------------------------------------------
Switzerland - 1.2%
Kudelski S.A.                                                    192            5,411
Swisscom AG                                                      892          338,070
                                                                          -----------
Total Switzerland                                                             343,481
-------------------------------------------------------------------------------------
United Kingdom - 23.3%
Aegis Group PLC                                                5,628           14,333
Amstrad PLC                                                    1,375            4,202
Bloomsbury Publishing PLC                                        428            1,288
British Sky Broadcasting Group PLC                            16,176          229,045
BT Group PLC                                                 157,596          985,709
Cable & Wireless PLC                                          36,485          136,772
Centaur Media PLC                                              1,135            2,740
Daily Mail & General Trust N.V. Class A                        3,150           40,431
Emap PLC                                                       2,914           52,185
Euromoney Institutional Investor PLC                           1,631           17,578
Future PLC                                                     6,344            5,655
GCAP Media PLC                                                 2,922           12,353
Informa PLC                                                    3,138           31,998
Inmarsat PLC                                                   5,496           50,920
iomart Group PLC*                                              1,981            2,099
ITV PLC                                                       45,735           95,601
Johnston Press PLC                                             2,410           15,945
Pearson PLC                                                   13,390          206,647
Reed Elsevier PLC                                             15,804          198,985
Reuters Group PLC                                             13,326          174,573
Smiths News PLC                                                3,569            8,871
Taylor Nelson Sofres PLC                                       3,098           14,249
Trinity Mirror PLC                                             5,336           44,790
United Business Media PLC                                      2,322           32,760
UTV PLC                                                          720            5,574
Vodafone Group PLC                                         1,082,528        3,892,684
Wilmington Group PLC                                           1,468            7,088
WPP Group PLC                                                  7,055           95,153
Yell Group PLC                                                15,903          138,996
                                                                          -----------
Total United Kingdom                                                        6,519,224
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $23,584,692)                                                        27,822,677
=====================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 2.4%
MONEY MARKET FUNDS(b) - 2.4%
UBS Enhanced Yield Portfolio, 5.38%                          508,404          508,404
UBS Private Money Market Fund LLC, 5.21%                     160,673          160,673
                                                                          -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $669,077)(c)                                                           669,077
=====================================================================================
TOTAL INVESTMENTS IN SECURITIES - 101.7%
(Cost: $24,253,769)(d)                                                     28,491,754
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (1.7)%                                                        (476,141)
                                                                          -----------
NET ASSETS - 100.0%                                                       $28,015,613
=====================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Interest rates shown reflect yields as of September 30, 2007.

(c) At September 30, 2007, the total market value of the Fund's securities on loan was $633,364 and the total market value of the collateral held by the Fund was $669,077.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

18  WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Consumer Cyclical Sector Fund

September 30, 2007

-------------------------------------------------------------------------------
Investments                                              Shares    U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS - 99.1%
Australia - 7.0%
Alesco Corp., Ltd.                                           813        $ 9,339
ARB Corp., Ltd.                                              519          1,906
Aristocrat Leisure Ltd.                                    2,376         29,226
Billabong International Ltd.                               1,285         17,035
Coles Group Ltd.                                           7,770        105,892
David Jones Ltd.                                           5,138         23,189
Fantastic Holdings Ltd.                                      685          2,425
Flight Centre Ltd.                                         1,005         19,299
Funtastic Ltd.                                             1,788          2,255
Harvey Norman Holdings Ltd.                                4,690         24,736
Infomedia Ltd.                                             4,508          2,374
JB Hi-Fi Ltd.                                                318          4,055
Just Group Ltd.                                            2,066          9,507
Qantas Airways Ltd.                                       10,296         50,842
Reject Shop Ltd. (The)                                       201          2,401
Specialty Fashion Group Ltd.                               1,250          1,781
Spotless Group Ltd.                                        2,342          8,995
Sunland Group Ltd.                                         2,772          9,935
Super Cheap Auto Group Ltd.                                  789          3,135
TABCORP Holdings Ltd.                                      6,551         87,828
Tattersall's Ltd.                                          7,397         25,988
                                                                        -------
Total Australia                                                         442,143
-------------------------------------------------------------------------------
Denmark - 0.0%
Bang & Olufsen A/S Class B                                    25          2,814
-------------------------------------------------------------------------------
Finland - 0.5%
Amer Sports OYJ                                              480         11,093
Nokian Renkaat OYJ                                           344         13,434
Stockmann Oyj Abp Class B                                    165          7,938
                                                                        -------
Total Finland                                                            32,465
-------------------------------------------------------------------------------
France - 13.4%
Accor S.A.                                                 1,185        104,924
Air France-KLM S.A.                                          472         17,298
Compagnie Generale des Etablissements Michelin
  Class B                                                    567         76,024
Hermes International                                         247         27,722
Kaufman & Broad S.A.                                          65          3,998
Peugeot S.A.                                               1,344        110,630
PPR S.A.                                                     654        122,717
Rallye S.A.                                                  346         24,603
Renault S.A.                                               1,838        265,626
SEB S.A.                                                      14          2,598
Sodexho Alliance S.A.                                        718         49,524
THOMPSON                                                   1,319         20,034
Trigano S.A.                                                  62          2,795
Valeo S.A.                                                   403         22,363
                                                                        -------
Total France                                                            850,856
-------------------------------------------------------------------------------
Germany - 13.2%
adidas AG                                                    286         18,710
Bayerische Motoren Werke AG                                1,587        102,082
Beate Uhse AG                                              1,636          7,050
Bechtle AG                                                    79          3,422
Continental AG                                               409         56,409
DaimlerChrysler AG                                         4,092        411,085
Deutsche Lufthansa AG                                      2,671         76,618
Douglas Holding AG                                           171         10,654
Fielmann AG                                                   53          3,525
Gerry Weber International AG                                  71          2,288
Grammer AG                                                    37          1,171
Hugo Boss AG                                                   2            139
Praktiker Bau- und Heimwerkermaerkt AG                        75          2,800
Puma AG Rudolf Dassler Sport                                  17          7,286
Takkt AG                                                     141          2,386
Volkswagen AG                                                571        128,710
                                                                        -------
Total Germany                                                           834,335
-------------------------------------------------------------------------------
Hong Kong - 1.7%
Cathay Pacific Airways Ltd.                               19,000         51,972
China Travel International Investment Hong Kong
  Ltd.                                                    24,000         17,764
Denway Motors Ltd.                                        32,000         18,577
Fountain Set (Holdings) Ltd.                               2,000            731
Goldlion Holdings Ltd.                                    10,000          3,591
Hongkong & Shanghai Hotels Ltd. (The)                      3,000          5,321
Shaw Brothers (Hong Kong) Ltd.                             2,000          3,620
Shell Electric Manufacturing (Holdings) Co. Ltd.           3,000          3,089
                                                                        -------
Total Hong Kong                                                         104,665
-------------------------------------------------------------------------------
Ireland - 0.1%
Abbey PLC                                                    249          2,435
Paddy Power PLC                                              119          4,194
                                                                        -------
Total Ireland                                                             6,629
-------------------------------------------------------------------------------
Italy - 2.7%
Amplifon SpA                                                 291          2,299
Autogrill SpA                                                684         13,142
Brembo SpA                                                   299          3,948
Bulgari SpA                                                1,368         21,478
Fiat SpA                                                   1,069         32,245
Geox SpA                                                   1,179         25,268
Indesit Co. SpA                                              822         14,133
Lottomatica SpA                                              763         27,507
MARR SpA                                                     234          2,544
Marzotto SpA                                                 558          3,162
Sogefi SpA                                                   548          4,699
Tod's SpA                                                    219         18,341
Valentino Fashion Group SpA                                   65          3,194
                                                                        -------
Total Italy                                                             171,960
-------------------------------------------------------------------------------
Japan - 34.2%
ABC-Mart, Inc.                                               400          8,677
Advan Co., Ltd.                                              100            856
Aisan Industry Co., Ltd.                                     100          1,213
Aisin Seiki Co., Ltd.                                        300         11,972
Akebono Brake Industry Co., Ltd.                           1,000          6,408
All Nippon Airways Co., Ltd.                               2,000          7,790
Alpen Co., Ltd.                                              300          4,019

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  19

WisdomTree International Consumer Cyclical Sector Fund

September 30, 2007

---------------------------------------------------------------
Investments                              Shares    U.S. $ Value
---------------------------------------------------------------
Alpine Electronics, Inc.                     200        $ 2,942
AOKI Holdings, Inc.                          100          1,978
Arcs Co., Ltd.                               210          2,962
ASICS Corp.                                1,000         15,459
Avex Group Holdings, Inc.                    300          3,915
Best Denki Co., Ltd.                         500          3,530
Bosch Corp.                                1,000          4,852
Bridgestone Corp.                          1,300         28,709
Calsonic Kansei Corp.                      1,000          3,904
Canon Electronics, Inc.                      150          3,828
Chiyoda Co., Ltd.                            100          1,435
Circle K Sunkus Co., Ltd.                    200          3,104
Citizen Watch Co., Ltd.                      700          7,036
Daidoh Ltd.                                  600          7,663
Daihatsu Motor Co., Ltd.                   1,000         10,373
Daikoku Denki Co., Ltd.                      300          4,043
DENSO CORP.                                1,500         56,471
Don Quijote Co., Ltd.                        100          2,065
Doshisha Co., Ltd.                           100          1,656
Edion Corp.                                  500          5,560
FamilyMart Co., Ltd.                         200          5,208
FCC Co., Ltd.                                100          1,800
France Bed Holdings Co., Ltd.              3,000          4,330
Futaba Industrial Co., Ltd.                  100          2,574
Gulliver International Co., Ltd.              70          3,311
Gunze Ltd.                                 1,000          4,921
Hakuto Co., Ltd.                             100          1,461
Hanwa Co., Ltd.                            1,000          5,060
Heiwa Corp.                                  700          8,228
Heiwado Co., Ltd.                            100          1,592
Hino Motors Ltd.                           1,000          7,634
HIS Co., Ltd.                                100          1,878
Hitachi High-Technologies Corp.              100          2,287
Hitachi Maxell Ltd.                          300          3,234
Honda Motor Co., Ltd.                      5,900        198,009
Impact 21 Co., Ltd.                          100          2,256
Inaba Denki Sangyo Co., Ltd.                 100          3,634
Isetan Co., Ltd.                             300          4,040
Isuzu Motors Ltd.                          1,000          5,721
ITOCHU Corp.                               3,000         36,387
Itochu Enex Co., Ltd.                        300          2,029
Izumi Co., Ltd.                              200          2,725
JTEKT Corp.                                  200          3,521
Kanto Auto Works Ltd.                        200          2,695
Keihin Corp.                                 100          1,900
Keiyo Co., Ltd.                              400          2,111
Kenwood Corp.                              3,000          4,226
Kojima Co., Ltd.                             300          1,815
Kokuyo Co., Ltd.                             400          4,153
Komeri Co., Ltd.                             100          2,687
Konaka Co., Ltd.                             400          3,036
Kurabo Industries Ltd.                     2,000          4,973
Kuraray Co., Ltd.                            500          6,325
Lawson, Inc.                                 400         12,624
Mars Engineering Corp.                       200          3,669
Marubeni Corp.                             2,000         18,328
Marui Co., Ltd.                            2,500         27,562
Matsumotokiyoshi Co., Ltd.                   100          1,848
Mazda Motor Corp.                          2,000         10,103
Ministop Co., Ltd.                           100          1,782
Mitsubishi Corp.                           4,600        145,580
Mitsubishi Rayon Co., Ltd.                 1,000          7,077
Mitsui & Co., Ltd.                         4,000         97,031
Mitsui Home Co., Ltd.                      1,000          5,782
Mitsukoshi Ltd.                            1,000          4,530
Mitsuuroko Co., Ltd.                         200          1,417
Mizuno Corp.                               1,000          5,582
MOS Food Services, Inc.                      100          1,371
Namco Bandai Holdings, Inc.                  600          8,712
Nidec Sankyo Corp.                         1,000          6,695
Nifco, Inc.                                  200          4,782
Nishimatsuya Chain Co., Ltd.                 100          1,267
Nissan Motor Co., Ltd.                    20,200        202,149
Nissin Kogyo Co., Ltd.                       100          2,878
Nitori Co., Ltd.                              50          2,361
NOK Corp.                                    300          6,417
Noritake Co., Ltd.                         1,000          4,765
Noritz Corp.                                 100          1,396
Onward Kashiyama Co., Ltd.                 1,000         10,103
Oriental Land Co., Ltd.                      100          5,791
Parco Co., Ltd.                              600          7,997
Pioneer Corp.                                500          6,125
Plenus Co., Ltd.                             200          3,266
Point, Inc.                                   20            689
RESORTTRUST, Inc.                            120          2,551
Ryohin Keikaku Co., Ltd.                     100          5,747
Ryoshoku Ltd.                                100          2,339
Ryoyo Electro Corp.                          100          1,444
Sanei-International Co., Ltd.                200          3,999
Sangetsu Co., Ltd.                           400          8,694
Sankyo Seiko Co., Ltd.                       500          1,856
Sanrio Co., Ltd.                             200          2,066
Seiko Holdings Corp.                       1,000          5,895
Seiren Co., Ltd.                             500          3,295
Sekisui Chemical Co., Ltd.                 2,000         14,659
Sekisui House, Ltd.                        2,000         25,145
Seven & I Holdings Co., Ltd.               2,700         69,369
Shimachu Co., Ltd.                           100          2,643
Showa Corp.                                  100          1,190
Sony Corp.                                   800         38,743
Sumitomo Corp.                             3,100         59,836
Sumitomo Rubber Industries, Inc.             600          7,533
Sundrug Co., Ltd.                            100          2,274
Suzuki Motor Corp.                           300          8,868
Takamatsu Corp.                              400          5,631
Takashimaya Co., Ltd.                      1,000         11,086

                       See Notes to Financial Statements.

20  WisdomTree International Dividend Sector Funds

WisdomTree International Consumer Cyclical Sector Fund

September 30, 2007

--------------------------------------------------------------------------------
Investments                                            Shares       U.S. $ Value
--------------------------------------------------------------------------------
Teijin Ltd.                                               2,000        $   9,756
Toei Co., Ltd.                                            1,000            5,182
Toho Co., Ltd.                                              100            1,974
Tokai Rika Co., Ltd.                                        100            2,782
Token Corp.                                                  60            2,947
TOMY Co., Ltd.                                              200            1,059
Toray Industries, Inc.                                    4,000           31,719
TOTO Ltd.                                                 1,000            7,243
Toyo Tire & Rubber Co., Ltd.                              1,000            5,825
Toyobo Co., Ltd.                                          3,000            7,016
Toyoda Gosei Co., Ltd.                                      100            3,617
Toyota Auto Body Co., Ltd.                                  200            3,309
Toyota Boshoku Corp.                                        200            6,747
Toyota Motor Corp.                                        9,200          542,328
Toyota Tsusho Corp.                                         300            7,955
Trusco Nakayama Corp.                                       100            1,730
Unitika Ltd.                                              3,000            3,573
UNY Co., Ltd.                                             1,000            8,703
USS Co., Ltd.                                                70            4,595
Wacoal Holdings Corp.                                     1,000           12,268
Xebio Co., Ltd.                                             100            2,434
Yamada Denki Co., Ltd.                                       40            3,954
Yamaha Corp.                                                400            8,955
Yamaha Motor Co., Ltd.                                      500           12,737
Yokohama Rubber Co., Ltd. (The)                           1,000            7,477
Zensho Co., Ltd.                                            100            1,009
                                                                       ---------
Total Japan                                                            2,169,617
--------------------------------------------------------------------------------
Netherlands - 0.4%
Beter BED Holdings N.V.                                     118            3,313
Buhrmann N.V.                                               916            9,953
Macintosh Retail Group N.V.                                  83            2,911
Univar N.V.                                                  96            7,262
                                                                       ---------
Total Netherlands                                                         23,439
--------------------------------------------------------------------------------
New Zealand - 0.9%
Air New Zealand Ltd.                                      7,584           14,154
Fisher & Paykel Appliances Holdings Ltd.                  2,587            6,959
Hallenstein Glasson Holdings Ltd.                           970            3,269
Pumpkin Patch Ltd.                                          784            1,842
Sky City Entertainment Group Ltd.                         4,595           18,124
Warehouse Group Ltd. (The)                                2,885           11,989
                                                                       ---------
Total New Zealand                                                         56,337
--------------------------------------------------------------------------------
Norway - 0.2%
Ekornes ASA                                                 400            8,484
NorGani Hotels ASA                                          200            3,449
                                                                       ---------
Total Norway                                                              11,933
--------------------------------------------------------------------------------
Portugal - 0.3%
SAG GEST-Solucoes Automovel Globais, SGPS, S.A.           1,958            5,820
Sonae SGPS, S.A.                                          6,273           16,236
                                                                       ---------
Total Portugal                                                            22,056
--------------------------------------------------------------------------------
Singapore - 1.6%
Hotel Plaza Ltd.                                          3,000            4,385
Hotel Properties Ltd.                                     1,000            3,180
HTL International Holdings Ltd.                           2,000            1,132
Jardine Cycle & Carriage Ltd.                             1,000           12,463
Robinson & Co., Ltd.                                      1,000            3,274
Singapore Airlines Ltd.                                   5,600           70,167
Stamford Land Corp., Ltd.                                 7,000            2,900
Tat Hong Holdings Ltd.                                    2,000            3,247
                                                                       ---------
Total Singapore                                                          100,748
--------------------------------------------------------------------------------
Spain - 2.1%
Adolfo Dominguez                                             61            2,911
Cia de Distribucion Integral Logista S.A.                   136           10,328
IBERIA, Lineas Aereas de Espana, S.A.                     2,804           13,638
Inditex S.A.                                              1,518          102,026
Tavex Algodonera S.A.                                     1,553            5,367
                                                                       ---------
Total Spain                                                              134,270
--------------------------------------------------------------------------------
Sweden - 5.1%
Bilia AB Class A                                            300            5,414
Clas Ohlson AB Class B                                      100            2,435
Electrolux AB Series B                                    1,526           32,199
H&M Hennes & Mauritz AB Class B                           3,550          224,172
New Wave Group AB                                           200            1,979
Nobia AB                                                    450            4,313
Scania AB Class A                                           100            2,551
Scania AB Class B                                         1,900           46,112
SkiStar AB                                                  100            1,812
                                                                       ---------
Total Sweden                                                             320,987
--------------------------------------------------------------------------------
Switzerland - 0.4%
Swatch Group AG (The)                                       181           11,551
Swatch Group AG (The) Class B                                45           14,715
                                                                       ---------
Total Switzerland                                                         26,266
--------------------------------------------------------------------------------
United Kingdom - 15.3%
Alexon Group PLC                                            415            1,568
Barratt Developments PLC                                  2,502           38,129
Bellway PLC                                                 771           16,195
Blacks Leisure Group PLC                                    976            5,443
Bovis Homes Group PLC                                     1,044           13,911
Brammer PLC                                               2,220           12,042
BSS Group PLC                                             2,021           18,899
Burberry Group PLC                                        1,318           17,642
Carnival PLC                                                822           39,087
Carpetright PLC                                             731           15,667
Carphone Warehouse Group PLC                                972            6,901
Christian Salvesen PLC                                    4,264            5,473
Clinton Cards PLC                                         2,366            2,555
Compass Group PLC                                        11,724           72,135
Debenhams PLC                                             7,053           13,543
Diploma PLC                                                 107            2,405
Domino's Pizza UK & IRL PLC                                 444            2,067
Enterprise Inns PLC                                       2,180           26,293
Findel PLC                                                  382            5,012
French Connection Group PLC                                 709            2,030

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  21

Schedule of Investments (unaudited) (concluded)

WisdomTree International Consumer Cyclical Sector Fund

September 30, 2007

--------------------------------------------------------------------------
Investments                                         Shares    U.S. $ Value
--------------------------------------------------------------------------
Game Group PLC                                        1,819     $    7,115
Games Workshop Group PLC                              1,168          6,050
GKN PLC                                               5,638         40,662
Halfords Group PLC                                    1,702         12,293
Headlam Group PLC                                       811          9,311
Holidaybreak PLC                                        318          4,827
Home Retail Group PLC                                 1,282          9,736
IG Group Holdings PLC                                   385          2,971
Inchcape PLC                                          2,552         21,889
Intercontinental Hotels Group PLC                     1,128         22,303
JJB Sports PLC                                        2,280          7,154
John Menzies PLC                                        365          4,164
Kesa Electricals PLC                                  3,582         20,087
Kier Group PLC                                          511         19,021
Kingfisher PLC                                       21,592         78,655
Ladbrokes PLC                                         3,256         28,641
Land of Leather Holdings PLC                            416          1,824
Laura Ashley Holdings PLC                             5,585          2,958
Lookers PLC                                           1,069          2,853
Luminar PLC                                             387          4,739
Majestic Wine PLC                                       222          1,506
Marks & Spencer Group PLC                             8,094        101,498
Mitchells & Butlers PLC                                 348          4,332
Mothercare PLC                                          322          2,501
N. Brown Group PLC                                    1,325          7,343
Next PLC                                              1,085         43,415
Pendragon PLC                                         6,631          8,072
Persimmon PLC                                         2,490         48,903
Punch Taverns PLC                                       591         11,872
Raymarine PLC                                           269          1,398
Redrow PLC                                            1,269         10,451
Signet Group PLC                                     12,689         21,651
Ted Baker PLC                                           344          3,644
Topps Tiles PLC                                       2,181          8,743
Umbro PLC                                             2,332          5,286
Wetherspoon (J.D.) PLC                                  763          8,239
WH Smith PLC                                            320          2,503
Whitbread PLC                                           858         28,353
William Hill PLC                                      1,917         25,133
                                                                ----------
Total United Kingdom                                               969,093
--------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 99.1%
(Cost: $5,316,831)(a)                                            6,280,613
Cash, Foreign Currency and Other Assets in Excess
of Liabilites  - 0.9%                                               55,324
                                                                ----------
NET ASSETS - 100.0%                                             $6,335,937
==========================================================================

(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

22  WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Consumer Non-Cyclical Sector Fund

September 30, 2007

----------------------------------------------------------------------------------
Investments                                              Shares       U.S. $ Value
----------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
Australia - 5.9%
A.B.C. Learning Centres Ltd.                                3,529        $  20,518
AWB Ltd.(a)                                                13,126           28,575
Boom Logistics Ltd.                                         5,147           13,756
Candle Australia Ltd.                                       1,105            3,207
Chandler Macleod Ltd.                                       1,187              945
Coates Hire Ltd.                                            3,764           20,152
Coca-Cola Amatil Ltd.                                      18,132          144,413
Cochlear Ltd.                                                 484           33,392
Corporate Express Australia Ltd.                            2,987           18,662
CSL Ltd.                                                      883           83,845
Foster's Group Ltd.                                        40,913          236,425
Goodman Fielder Ltd.                                       10,456           23,873
GrainCorp Ltd.                                                198            1,717
Healthscope Ltd.                                            3,724           18,982
Invocare Ltd.                                               1,880           10,931
Lion Nathan Ltd.                                           10,980           89,686
Metcash Ltd.                                                3,521           14,707
Pacific Brands Ltd.                                        18,458           50,637
Primary Health Care Ltd.(a)                                 1,884           20,307
Programmed Maintenance Services Ltd.                        2,120           10,131
Ramsay Health Care Ltd.                                     1,988           18,824
Sigma Pharmaceuticals Ltd.(a)                              13,561           17,581
Skilled Group Ltd.                                          2,084            9,959
Sonic Healthcare Ltd.                                       4,272           58,976
Symbion Health Ltd.                                         9,260           34,172
Woolworths Ltd.                                            16,027          421,380
                                                                         ---------
Total Australia                                                          1,405,753
----------------------------------------------------------------------------------
Belgium - 1.8%
Colruyt S.A.                                                   49           10,324
Delhaize Group                                                763           72,919
InBev N.V.                                                  2,875          259,876
Omega Pharma S.A.                                             270           23,615
UCB S.A.                                                    1,165           68,559
                                                                         ---------
Total Belgium                                                              435,293
----------------------------------------------------------------------------------
Denmark - 1.4%
Carlsberg A/S Class B                                         200           27,245
Coloplast A/S Class B                                         200           18,965
Danisco A/S                                                   200           15,511
H. Lundbeck A/S                                             1,600           43,348
Novo-Nordisk A/S Class B                                    1,600          192,622
Novozymes A/S Class B                                         200           25,070
                                                                         ---------
Total Denmark                                                              322,761
----------------------------------------------------------------------------------
Finland - 0.7%
HK-Ruokatalo Oyj Class A                                    1,198           24,994
Kemira GrowHow Oyj                                          1,213           20,718
Kesko OYJ Class B                                             807           53,470
Orion Oyj Class B                                           1,349           34,187
Poyry Oyj                                                     807           20,176
Ramirent Oyj                                                   40              864
                                                                         ---------
Total Finland                                                              154,409
----------------------------------------------------------------------------------
France - 14.8%
Assystem                                                      168            2,626
Carrefour S.A.                                              7,226          504,882
Casino Guichard Perrachon S.A.                              1,439          150,498
Christian Dior S.A.                                         1,377          175,738
Cie Generale D'Optique Essilor International S.A.           1,254           78,469
Clarins                                                       272           20,838
Groupe Danone                                               4,840          379,953
Groupe Steria SCA                                             270           13,627
Ipsen                                                         175           10,067
L'Oreal S.A.                                                4,410          576,994
Pernod-Ricard S.A.                                            543          118,174
Remy Cointreau S.A.                                           563           40,674
Sanofi-Aventis                                             14,487        1,223,387
Societe BIC SA                                                228           19,494
Societe Des Autoroutes Paris-Rhin-Rhone                     2,011          210,777
                                                                         ---------
Total France                                                             3,526,198
----------------------------------------------------------------------------------
Germany - 4.6%
Bayer Schering Pharma AG                                    2,709          405,101
Beiersdorf AG                                               1,385          103,447
Celesio AG                                                  1,165           73,330
Fresenius AG                                                  336           25,287
Fresenius Medical Care AG & Co. KGaA                        1,548           82,049
Henkel KGaA                                                 1,512           71,411
IDS Scheer AG                                                 128            2,812
Merck KGaA                                                    192           23,100
Metro AG                                                    2,567          231,233
Rhoen-Klinikum AG                                             416           13,282
Sixt AG                                                        88            4,389
Stada Arzneimittel AG                                         212           13,787
Suedzucker AG                                               2,008           40,236
                                                                         ---------
Total Germany                                                            1,089,464
----------------------------------------------------------------------------------
Hong Kong - 0.0%
Cross-Harbour (Holdings) Ltd.                               4,000            4,356
----------------------------------------------------------------------------------
Ireland - 0.4%
C&C Group PLC                                               2,556           20,974
Fyffes PLC                                                  2,609            3,376
Glanbia PLC                                                 2,316           13,899
Greencore Group PLC                                         2,396           15,589
Iaws Group PLC                                                424            9,377
Kerry Group PLC Class A                                       555           16,417
United Drug PLC                                             1,201            5,560
                                                                         ---------
Total Ireland                                                               85,192
----------------------------------------------------------------------------------
Italy - 1.2%
Autostrada Torino-Milano SpA                                1,157           27,347
Autostrade SpA                                              4,223          142,276
Davide Campari-Milano SpA                                   1,473           15,083
Fiera Milano SpA                                              420            3,614
Luxottica Group SpA                                         1,852           62,869
Recordati SpA                                               1,621           15,284
Societa Iniziative Autostradali e Servizi SpA               1,828           27,505
                                                                         ---------
Total Italy                                                                293,978
----------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  23

WisdomTree International Consumer Non-Cyclical Sector Fund

September 30, 2007

-------------------------------------------------------------------------
Investments                                     Shares       U.S. $ Value
-------------------------------------------------------------------------
Japan - 7.6%
Ajinomoto Co., Inc.                                2,000        $  25,040
Alfresa Holdings Corp.                               300           19,119
Asahi Breweries, Ltd.                              2,000           30,431
Astellas Pharma, Inc.                              3,800          182,046
Chugai Pharmaceutical Co., Ltd.                    2,000           32,987
Coca-Cola West Holdings Co., Ltd.                    400            9,390
Dai Nippon Printing Co., Ltd.                      4,000           57,106
Daiichi Sankyo Co., Ltd                            3,700          110,986
Dainippon Sumitomo Pharma Co., Ltd.                1,000            9,286
Eisai Co., Ltd.                                    1,600           75,538
Fancl Corp.                                          400            5,203
Fuji Oil Co., Ltd.                                   400            2,956
Hisamitsu Pharmaceutical Co., Inc.                   400           10,851
Hokuto Corp.                                         400            6,580
House Foods Corp.                                    400            6,973
ITO EN LTD.                                          400            9,738
Japan Tobacco, Inc.                                   24          131,670
Kagome Co., Ltd.                                     400            7,130
Kao Corp.                                          3,000           89,467
Katokichi Co., Ltd.                                  800            3,659
Kikkoman Corp.                                     1,000           15,076
Kirin Brewery Co., Ltd.                            4,000           52,863
Kyodo Printing Co., Ltd.                           3,000            9,207
Kyowa Hakko Kogyo Co., Ltd.                        4,000           41,142
Mediceo Paltac Holdings Co., Ltd.                  1,300           19,848
Meiji Dairies Corp.                                2,000           11,285
Meitec Corp.                                         400           11,720
Mikuni Coca-Cola Bottling Co., Ltd.                  400            4,466
Mitsui Sugar Co., Ltd.                             4,000           14,120
Nichii Gakkan Co.(a)                                 400            6,893
Nihon Kohden Corp.                                   400            7,338
Nippon Meat Packers, Inc.                          2,000           22,188
Nippon Parking Development Co., Ltd.                 101            5,445
Nippon Suisan Kaisha Ltd.                          1,200            6,333
Nissha Printing Co., Ltd.                            200            5,808
Nisshin Seifun Group, Inc.                         2,000           18,798
Nissin Food Products Co., Ltd.                       400           14,259
Nosan Corp.                                        4,000           10,399
Paramount Bed Co., Ltd.                              400            5,363
Paris Miki, Inc.(a)                                  400            5,425
QP Corp.                                             800            7,310
Sakata Seed Corp.(a)                                 400            5,380
Secom Co., Ltd.                                      800           38,465
Seikagaku Corp.                                      400            4,612
Shimadzu Corp.                                     2,000           20,450
Shionogi & Co., Ltd.                               1,000           15,398
Shiseido Co., Ltd.                                 2,000           44,342
Sohgo Security Services Co., Ltd.                    400            6,490
Starzen Co., Ltd.                                  1,000            2,278
Suzuken Co., Ltd.                                    400           13,459
T. Hasegawa Co., Ltd.                                400            7,529
Taisho Pharmaceutical Co., Ltd.                    1,000           19,650
Takeda Pharmaceutical Co., Ltd.                    5,000          351,259
Tanabe Seiyaku Co., Ltd.                           1,000           12,607
Terumo Corp.                                         400           20,171
TIS, Inc.                                            400            7,790
Toho Pharmaceutical Co., Ltd.                        400            6,869
Tokyu Store Chain Co., Ltd.                        1,000            4,321
Topcon Corp.                                         400            7,130
Toppan Forms Co., Ltd.                               800            8,062
Toppan Printing Co., Ltd.                          4,000           41,142
Uni-Charm Corp.                                      400           24,519
Valor Co., Ltd.                                      400            4,333
Yakult Honsha Co., Ltd.                              400            9,094
Zenrin Co., Ltd.                                     400           10,016
                                                                ---------
Total Japan                                                     1,806,808
-------------------------------------------------------------------------
Netherlands - 7.6%
CSM N.V.                                             995           33,282
Heineken Holding N.V.                              1,317           75,293
Heineken N.V.                                      2,292          150,005
Koninklijke Wessanen N.V.                          1,509           22,168
Nutreco Holding N.V.                                 160           11,279
Randstad Holdings N.V.                               635           34,235
Unilever N.V.                                     26,381          810,759
Unilever N.V. CVA                                 20,498          631,125
USG People N.V.                                      563           16,005
Vedior N.V.                                          983           21,571
                                                                ---------
Total Netherlands                                               1,805,722
-------------------------------------------------------------------------
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp.                   6,909           17,227
PGG Wrightson Ltd.                                 6,713            9,790
Port of Tauranga Ltd.                              2,751           13,927
Ryman Healthcare Ltd.                              3,715            5,839
                                                                ---------
Total New Zealand                                                  46,783
-------------------------------------------------------------------------
Norway - 0.7%
Orkla ASA                                          9,600          170,497
-------------------------------------------------------------------------
Portugal - 0.4%
Brisa-Auto Estradas de Portugal S.A.               6,467           84,613
-------------------------------------------------------------------------
Singapore - 0.7%
China Merchants Holdings Pacific Ltd.             12,000            6,710
Fraser and Neave Ltd.                             16,000           61,437
OSIM International Ltd.                            1,000              404
Parkway Holdings Ltd.                             12,000           34,275
Raffles Education Corp., Ltd.                      8,000           12,341
SIA Engineering Co., Ltd.                          8,000           26,407
Singapore Airport Terminal Services Ltd.          16,000           29,533
Singapore Food Industries Ltd.                    12,000            6,548
                                                                ---------
Total Singapore                                                   177,655
-------------------------------------------------------------------------
Spain - 1.8%
Abertis Infraestructuras S.A.                      5,357          167,073
Altadis, S.A.                                      2,536          177,948
Campofrio Alimentacion S.A.                          765           13,599
Cintra Concesiones de Infraestructuras de
  Transporte, S.A.                                 1,365           20,732

                       See Notes to Financial Statements.

24  WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Consumer Non-Cyclical Sector Fund

September 30, 2007

------------------------------------------------------------------------------------
Investments                                              Shares         U.S. $ Value
------------------------------------------------------------------------------------
Ebro Puleva S.A.                                            1,189        $    24,316
Europistas, Concesionaria Espanola, S.A.                    1,121             10,936
FAES FARMA, S.A.                                              560              9,931
Prosegur Cia de Seguridad S.A.                                384             13,926
                                                                         -----------
Total Spain                                                                  438,461
------------------------------------------------------------------------------------
Sweden - 0.7%
Axfood AB                                                   1,000             33,622
Getinge AB Class B                                          1,600             38,584
Q-Med AB                                                      400              5,720
Securitas AB Class B                                        3,200             42,046
Swedish Match AB                                            2,400             49,714
                                                                         -----------
Total Sweden                                                                 169,686
------------------------------------------------------------------------------------
Switzerland - 11.9%
Adecco S.A.                                                   911             53,691
Nestle S.A.                                                 2,719          1,217,290
Novartis AG                                                16,616            913,866
Roche Holding AG                                            3,369            608,796
SGS S.A.                                                       36             40,986
                                                                         -----------
Total Switzerland                                                          2,834,629
------------------------------------------------------------------------------------
United Kingdom - 37.0%
Accident Exchange Group PLC                                 7,152             20,254
Aggreko PLC                                                 2,610             30,735
Associated British Foods PLC                                4,982             81,251
AstraZeneca PLC                                            19,773            986,567
Atkins WS PLC                                                 663             15,426
Babcock International Group PLC                             1,233             12,811
Bespak PLC                                                    213              2,853
British American Tobacco PLC                               29,136          1,039,990
Bunzl PLC                                                   3,752             53,547
Cadbury Schweppes PLC                                      19,779            228,482
Capita Group PLC                                            4,087             60,285
communisis PLC                                              3,560              5,258
Davis Service Group PLC                                     2,851             31,104
Dawson Holdings PLC                                         5,390             11,421
De La Rue PLC                                               2,281             33,925
Dechra Pharmaceuticals PLC                                    512              3,635
Diageo PLC                                                 33,988            743,695
Genus PLC                                                     376              5,121
GlaxoSmithKline PLC                                        83,657          2,210,588
Greene King PLC                                             1,245             22,372
Hays PLC                                                   12,848             34,814
Hikma Pharmaceuticals PLC                                     888              7,599
Homeserve PLC                                                 336             11,843
Imperial Tobacco Group PLC                                  8,616            393,380
Inspace PLC                                                   358              1,050
Interserve PLC                                              1,736             16,818
Intertek Group PLC                                            939             18,117
ITE Group PLC                                               3,110             10,898
J. Sainsbury PLC                                           13,799            162,355
Michael Page International PLC                              1,609             13,522
Premier Foods PLC                                          14,535             66,037
Rank Group PLC                                             13,043             42,982
Reckitt Benckiser PLC                                       5,628            329,309
Rentokil Initial PLC                                       35,267            119,920
RPS Group PLC                                               1,879             12,968
SABMiller PLC                                              12,616            357,788
Scottish & Newcastle PLC                                   16,162            201,352
Serco Group PLC                                             1,820             15,388
Shire PLC                                                     955             23,367
Smith & Nephew PLC                                          5,077             61,803
St. Ives Group PLC                                          3,341             13,954
Tate & Lyle PLC                                             7,300             59,862
Tesco PLC                                                  68,646            614,318
Tribal Group PLC                                            1,442              4,113
Unilever PLC                                               17,010            535,424
Wm. Morrison Supermarkets PLC                              12,814             73,686
                                                                         -----------
Total United Kingdom                                                       8,801,987
------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $21,537,407)                                                       23,654,245
====================================================================================
RIGHTS* - 0.0%
Belgium - 0.0%
Omega Pharma SA, expiring 10/03/07
(Cost: $0)                                                    270                  -
====================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $21,537,407)                                                       23,654,245
====================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.2%
MONEY MARKETS(b) - 0.2%
AIM Liquid Assets Portfolio, 5.11%                              8                  8
UBS Enhanced Yield Portfolio, 5.38%                         2,186              2,186
UBS Private Money Market Fund LLC, 5.21%                   52,659             52,659
                                                                         -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $54,853)(c)                                                            54,853
====================================================================================
TOTAL INVESTMENTS IN SECURITIES - 99.6%
(Cost: $21,592,260)(d)                                                    23,709,098
Cash, Foreign Currency and Other Assets in Excess
of Liabilities - 0.4%                                                         99,080
                                                                         -----------
NET ASSETS - 100.0%                                                      $23,808,178
====================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Interest rates shown reflect yields as of September 30, 2007.

(c) At September 30, 2007, the total market value of the Fund's securities on loan was $51,521 and the total market value of the collateral held by the Fund was $54,853.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  25

Schedule of Investments (unaudited)

WisdomTree International Energy Sector Fund

September 30, 2007

-------------------------------------------------------------------------------------
Investments                                              Shares          U.S. $ Value
-------------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
Australia - 11.9%
Caltex Australia Ltd.(a)                                  51,640          $ 1,075,751
MacArthur Coal Ltd.(a)                                    13,847               83,327
Origin Energy Ltd.                                       139,355            1,270,219
Santos Ltd.                                              101,076            1,346,181
Woodside Petroleum Ltd.                                   46,193            2,052,101
                                                                          -----------
Total Australia                                                             5,827,579
-------------------------------------------------------------------------------------
Austria - 2.6%
OMV AG                                                    18,979            1,263,987
Schoeller-Bleckmann Oilfield Equipment AG                     70                5,943
                                                                          -----------
Total Austria                                                               1,269,930
-------------------------------------------------------------------------------------
Finland - 2.1%
Neste Oil Oyj                                             28,022            1,022,987
-------------------------------------------------------------------------------------
France - 11.4%
Etablissements Maurel et Prom                                459                9,778
Technip S.A.                                              14,539            1,296,424
TOTAL S.A.                                                53,224            4,315,986
                                                                          -----------
Total France                                                                5,622,188
-------------------------------------------------------------------------------------
Hong Kong - 6.3%
CNOOC Ltd.                                             1,852,000            3,113,426
-------------------------------------------------------------------------------------
Italy - 11.1%
Eni SpA                                                  106,730            3,944,918
Saipem SpA                                                35,235            1,499,273
                                                                          -----------
Total Italy                                                                 5,444,191
-------------------------------------------------------------------------------------
Japan - 8.6%
Cosmo Oil Co., Ltd.                                        6,000               28,588
Nippon Mining Holdings Inc.                              104,500            1,048,498
Nippon Oil Corp.                                         118,000            1,094,692
Showa Shell Sekiyu K.K.                                   81,600            1,047,891
TonenGeneral Sekiyu K.K.                                 100,000            1,004,217
                                                                          -----------
Total Japan                                                                 4,223,886
-------------------------------------------------------------------------------------
Netherlands - 2.2%
Fugro N.V.                                                 1,088               88,088
SBM Offshore N.V.                                         25,793            1,011,309
                                                                          -----------
Total Netherlands                                                           1,099,397
-------------------------------------------------------------------------------------
New Zealand - 2.0%
New Zealand Refining Co., Ltd. (The)                     170,717              980,352
-------------------------------------------------------------------------------------
Norway - 8.4%
Norsk Hydro ASA                                           46,250            2,000,207
ProSafe ASA                                                2,800               49,677
Statoil ASA                                               61,800            2,094,287
                                                                          -----------
Total Norway                                                                4,144,171
-------------------------------------------------------------------------------------
Singapore - 0.2%
CH Offshore Ltd.                                          35,000               21,456
KS Energy Services Ltd.                                    7,000               18,768
Singapore Petroleum Co., Ltd.                              8,000               36,647
                                                                          -----------
Total Singapore                                                                76,871
-------------------------------------------------------------------------------------
Spain - 6.6%
Cia Espanola de Petroleos S.A.(a)                         14,282            1,433,966
Repsol YPF, S.A.                                          50,636            1,803,900
                                                                          -----------
Total Spain                                                                 3,237,866
-------------------------------------------------------------------------------------
United Kingdom - 26.0%
BG Group PLC                                              86,389            1,488,998
BP PLC                                                   368,585            4,261,563
Burren Energy PLC                                          1,074               18,380
Expro International Group PLC                              1,387               27,778
John Wood Group PLC                                        4,898               39,542
Royal Dutch Shell PLC Class A                             84,994            3,492,686
Royal Dutch Shell PLC Class B                             80,577            3,302,969
Tullow Oil PLC                                            12,592              152,900
                                                                          -----------
Total United Kingdom                                                       12,784,816
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $43,454,128)                                                        48,847,660
=====================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 3.4%
MONEY MARKET FUNDS(b) - 3.4%
UBS Enhanced Yield Portfolio, 5.38%                        2,342                2,342
UBS Private Money Market Fund LLC, 5.21%               1,644,396            1,644,396
                                                                          -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $1,646,738)(c)                                                       1,646,738
=====================================================================================
TOTAL INVESTMENTS IN SECURITIES - 102.8%
(Cost: $45,100,866)(d)                                                     50,494,398
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (2.8)%                                                      (1,356,885)
                                                                          -----------
NET ASSETS - 100.0%                                                       $49,137,513
=====================================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Interest rates shown reflect yields as of September 30, 2007.

(c) At September 30, 2007, the total market value of the Fund's securities on loan was $1,567,818 and the total market value of the collateral held by the Fund was $1,646,738.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

26  WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Financial Sector Fund

September 30, 2007

-----------------------------------------------------------------------------------
Investments                                               Shares       U.S. $ Value
-----------------------------------------------------------------------------------
COMMON STOCKS - 99.1%
Australia - 12.9%
AMP Ltd.                                                    19,516        $ 182,033
ASX Ltd.                                                     1,270           60,409
Australia & New Zealand Banking Group Ltd.                  17,824          468,469
AXA Asia Pacific Holdings Ltd.                               6,778           46,786
Cabcharge Australia Ltd.                                       723            6,411
Challenger Financial Services Group Ltd.                     2,663           14,611
Commonwealth Bank of Australia                              11,814          589,546
Insurance Australia Group Ltd.                              18,558           86,220
IOOF Holdings Ltd.                                             200            1,752
Lend Lease Corp. Ltd.                                        3,809           63,708
Macquarie Bank Ltd.                                          1,960          146,393
MFS Ltd.                                                     1,501            6,230
National Australia Bank Ltd.                                13,315          467,907
Peet Ltd.                                                    1,174            3,948
Perpetual Ltd.                                                 359           23,214
Port Bouvard Ltd.                                            5,020            7,863
QBE Insurance Group Ltd.                                     4,791          143,305
St. George Bank Ltd.                                         3,136           98,214
Suncorp-Metway Ltd.                                          6,562          117,883
Timbercorp Ltd.                                              1,254            2,097
Westpac Banking Corp.                                       17,520          441,873
                                                                          ---------
Total Australia                                                           2,978,872
-----------------------------------------------------------------------------------
Austria - 0.6%
Bank Austria Creditanstalt AG                                  571          117,747
Raiffeisen International Bank Holding AG                        68            9,912
Wiener Staedtische AG                                          188           13,101
                                                                          ---------
Total Austria                                                               140,760
-----------------------------------------------------------------------------------
Belgium - 2.9%
Dexia N.V.                                                   5,194          156,892
Fortis N.V.                                                  8,202          240,871
KBC Ancora                                                     349           38,982
KBC Groep N.V.                                               1,701          233,392
                                                                          ---------
Total Belgium                                                               670,137
-----------------------------------------------------------------------------------
Denmark - 0.8%
Amagerbanken A/S                                                50            2,862
Danske Bank A/S                                              4,100          166,031
Hannover Rueckversicherung AG                                   59            2,985
Sydbank A/S                                                     50            2,170
TrygVesta A/S                                                  250           19,985
                                                                          ---------
Total Denmark                                                               194,033
-----------------------------------------------------------------------------------
Finland - 0.6%
Citycon Oyj                                                  1,006            6,395
OKO Bank PLC Class A                                         1,250           25,776
Sampo Oyj Class A                                            3,521          107,209
Technopolis Oyj                                                486            4,230
                                                                          ---------
Total Finland                                                               143,610
-----------------------------------------------------------------------------------
France - 10.8%
AXA S.A.                                                    14,637          653,205
BNP Paribas                                                  6,410          699,561
CNP Assurances S.A.                                            615           78,462
Credit Agricole S.A.                                        13,080          503,176
Euler Hermes S.A.                                              149           19,806
Fonciere Des Regions                                           263           38,435
Klepierre                                                      840           48,059
SCOR                                                           219            5,852
Societe Generale                                             2,733          457,391
Societe Immobiliere de Location pour l'Industrie et
  le Commerce                                                   14            2,347
                                                                          ---------
Total France                                                              2,506,294
-----------------------------------------------------------------------------------
Germany - 5.1%
Allianz SE                                                   1,615          376,326
AMB Generali Holding AG                                        125           19,496
AWD Holding AG                                                 256            8,530
Commerzbank AG                                               1,749           70,616
Deutsche Bank AG                                             2,752          353,725
Deutsche Boerse AG                                             265           35,991
Deutsche Postbank AG                                           559           40,934
Deutsche Wohnen AG                                             186            7,970
Hypo Real Estate Holding AG                                    431           24,444
MLP AG                                                         196            2,609
MPC Munchmeyer Petersen Capital AG                             108            9,203
Muenchener Ruckversicherungs Gesellschaft AG                 1,245          238,621
                                                                          ---------
Total Germany                                                             1,188,465
-----------------------------------------------------------------------------------
Hong Kong - 5.2%
Bank of East Asia Ltd.                                       9,600           53,878
BOC Hong Kong (Holdings) Ltd.                               76,000          192,723
Cheung Kong (Holdings) Ltd.                                  8,000          132,019
China Overseas Land & Investment Ltd.                       16,000           36,537
CITIC International Financial Holdings Ltd.                 20,000           16,013
Hang Seng Bank Ltd.                                         15,500          275,537
Henderson Investment Ltd.                                    8,000           13,284
Hong Kong Exchanges and Clearing Ltd.                        6,500          198,800
Hopewell Holdings Ltd.                                       4,000           19,102
New World Development Ltd.                                  12,000           33,210
Shun TAK Holdings Ltd.                                       8,000           12,893
Sino Land Co.                                                8,000           19,916
Sun Hung Kai Properties Ltd.                                11,000          185,490
                                                                          ---------
Total Hong Kong                                                           1,189,402
-----------------------------------------------------------------------------------
Ireland - 0.9%
Anglo Irish Bank Corp. PLC                                   8,462          156,445
FBD Holdings PLC                                                88            2,753
Irish Life & Permanent PLC                                   1,473           32,637
McInerney Holdings PLC                                       3,475            6,584
                                                                          ---------
Total Ireland                                                               198,419
-----------------------------------------------------------------------------------
Italy - 10.6%
Alleanza Assicurazioni SpA                                   5,030           66,777
Apulia Prontoprestito SpA                                    2,694            4,318
Assicurazioni Generali SpA                                   5,418          237,783
Banca Carige SpA                                             3,230           15,411
Banca CR Firenze                                             1,959           18,388
Banca Intermobiliare SpA                                       159            1,639

                        See Notes to Financial Statements

                              WisdomTree International Dividend Sector Funds  27

WisdomTree International Financial Sector Fund

September 30, 2007

----------------------------------------------------------------------------
Investments                                         Shares      U.S. $ Value
----------------------------------------------------------------------------
Banca Intesa SpA                                    116,107        $ 894,134
Banca Italease SpA                                      885           16,488
Banca Monte dei Paschi di Siena SpA                   6,998           42,819
Banca Popolare dell'Etruria e del Lazio                 655           11,346
Banca Popolare di Milano S.c.r.l.                     1,216           17,916
Banca Popolare di Sondrio Scarl                         579            9,881
Banca Profilo SpA                                       661            1,889
Banche Popolari Unite S.c.r.l.                        3,081           82,594
Banco di Desio e della Brianza SpA                      854            9,655
Capitalia SpA                                        12,950          123,393
Credito Artigiano SpA                                 2,039           11,541
Credito Emiliano SpA                                    963           13,175
Ergo Previdenza SpA                                   1,009            5,740
Fondiaria-SAI SpA                                       671           31,424
Intek SpA                                             9,772           11,118
Mediobanca SpA(a)                                     3,749           81,787
Mediolanum SpA(a)                                     2,555           18,023
Milano Assicurazioni SpA                              3,086           25,762
Piccolo Credito Valtellinese Scarl                      883           12,532
Premafin Finanziaria SpA                              1,701            5,128
Risanamento SpA                                         651            4,902
Societa Cattolica di Assicurazioni S.c.r.l.             252           15,823
UniCredito Italiano SpA                              54,029          461,024
Unipol SpA                                           10,734           36,408
Vittoria Assicurazioni SpA                               64            1,209
Zurich Financial Services AG                            494          147,688
                                                                   ---------
Total Italy                                                        2,437,715
----------------------------------------------------------------------------
Japan - 3.3%
Aioi Insurance Co., Ltd.                              2,000           11,616
Atrium Co., Ltd.                                        300            8,242
Bank of Kyoto Ltd. (The)                              3,000           36,334
Bank of Yokohama Ltd. (The)                           2,000           13,790
Century Leasing System, Inc.                            400            4,406
Cosmo Securities Co., Ltd.(a)                         4,000            5,912
Daito Trust Construction Co., Ltd.                      400           19,267
Eighteenth Bank Ltd. (The)                            2,000            8,016
Hiroshima Bank Ltd. (The)                             4,000           21,806
Hokuhoku Financial Group, Inc.                        4,000           11,303
Hyakujushi Bank Ltd. (The)                            3,000           14,737
Iwai Securities Co., Ltd.                               700            8,113
Jafco Co., Ltd.                                         400           14,815
Leopalace21 Corp.                                       400           13,111
Millea Holdings, Inc.                                 1,100           44,186
Mitsubishi UFJ Financial Group, Inc.                  3,060           26,765
Mitsui Sumitomo Insurance Co., Ltd.                   3,000           35,187
Mizuho Investors Securities Co., Ltd.(a)             11,000           19,128
Mizuho Trust & Banking Co., Ltd.                      4,000            6,782
Nikko Cordial Corp.                                   4,500           56,458
Nishi-Nippon City Bank Ltd. (The)                     5,000           14,042
Oita Bank Ltd. (The)                                  6,000           33,648
Okasan Holdings, Inc.                                 3,000           17,398
OMC Card, Inc.                                        1,900            7,533
Resona Holdings, Inc.                                    28           47,959
SFCG Co., Ltd.                                          110           15,388
Shinko Securities Co., Ltd.                           2,000            9,251
Shinsei Bank Ltd.                                    11,000           34,622
Sompo Japan Insurance, Inc.                           1,000           11,459
Sumitomo Mitsui Financial Group, Inc.                     6           46,690
Sumitomo Real Estate Sales Co., Ltd.                     40            3,102
Suruga Bank Ltd.                                      2,832           34,546
T&D Holdings, Inc.                                      450           27,662
Takagi Securities Co., Ltd.                           3,000            9,781
Tokai Tokyo Securities Co., Ltd.                      4,000           20,345
Tokyo Leasing Co., Ltd.                                 400            3,843
Tokyu Land Corp.                                      3,000           30,074
Toyo Securities Co., Ltd.                             2,000            7,043
Urban Corp.                                             400            6,479
Yamaguchi Financial Group, Inc.                       1,000           10,433
                                                                   ---------
Total Japan                                                          771,272
----------------------------------------------------------------------------
Netherlands - 5.4%
ABN AMRO Holding N.V.                                 9,686          508,984
AEGON N.V.                                            8,647          165,153
ING Groep N.V.                                       13,109          580,355
                                                                   ---------
Total Netherlands                                                  1,254,492
----------------------------------------------------------------------------
New Zealand - 0.0%
Infratil Ltd.                                         2,564            5,754
----------------------------------------------------------------------------
Norway - 1.0%
ABG Sundal Collier ASA                                4,000           10,549
Acta Holding ASA                                      4,000           17,926
DnB NOR ASA                                           9,200          140,318
Sparebanken Midt-Norge                                  600            7,746
Sparebanken Nord-Norge                                  350            8,553
Sparebanken 1 SR Bank                                   300            9,129
Storebrand ASA                                        2,400           37,092
                                                                   ---------
Total Norway                                                         231,313
----------------------------------------------------------------------------
Portugal - 0.6%
Banco BPI, S.A.                                       2,495           20,935
Banco Comercial Portugues, S.A. Class R              12,516           51,797
Banco Espirito Santo, S.A.                            2,421           54,744
                                                                   ---------
Total Portugal                                                       127,476
----------------------------------------------------------------------------
Singapore - 1.7%
Ascott Group Ltd. (The)                               8,000            8,784
DBS Group Holdings Ltd.                               8,466          123,187
Guocoland Ltd.                                        4,000           13,742
MCL Land Ltd.                                         8,000           14,227
Oversea-Chinese Banking Corp. Ltd.                    8,000           47,964
Singapore Exchange Ltd.                               4,000           34,760
Straits Trading Co., Ltd.                             4,000           12,180
United Overseas Bank Ltd.                             8,139          121,171
UOB Kay Hian Holdings Ltd.                            8,000           11,587
Wing Tai Holdings Ltd.                                4,000           10,401
                                                                   ---------
Total Singapore                                                      398,003
----------------------------------------------------------------------------

                        See Notes to Financial Statements

28  WisdomTree International Dividend Sector Funds

WisdomTree International Financial Sector Fund

September 30, 2007

--------------------------------------------------------------------------------------------
Investments                                                       Shares        U.S. $ Value
--------------------------------------------------------------------------------------------
Spain - 8.0%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.                        25,988        $  607,603
Banco Espanol de Credito S.A.                                        1,025            19,052
Banco Pastor S.A.                                                      204             3,371
Banco Popular Espanol, S.A.                                          6,092           104,398
Banco Sabadell S.A. (a)                                              4,728            45,386
Banco Santander Central Hispano S.A.                                47,777           926,105
Bankinter, S.A.                                                      1,340            19,266
Corporacion Mapfre S.A.                                              6,964            31,395
Metrovacesa, S.A.                                                      722            81,888
Montebalito S.A.                                                       121             1,903
                                                                                  ----------
Total Spain                                                                        1,840,367
--------------------------------------------------------------------------------------------
Sweden - 2.9%
D. Carnegie & Co. AB                                                   800            16,757
Fabege AB                                                            1,600            18,983
Intrum Justitia AB                                                     800            12,397
Investment AB Kinnevik Class B                                         400             8,378
Kungsleden AB                                                        2,000            25,661
Nordea Bank AB                                                      16,000           277,753
Ratos AB Class B                                                       800            23,496
Skandinaviska Enskilda Banken AB Class A                             2,400            77,724
Svenska Handelsbanken AB Class A                                     3,600           111,299
Swedbank AB Class A                                                  3,200           106,600
                                                                                  ----------
Total Sweden                                                                         679,048
--------------------------------------------------------------------------------------------
Switzerland - 3.7%
Baloise Holding AG                                                     216            21,781
Bellevue Group AG                                                       31             2,375
Converium Holding AG                                                   156             2,898
Credit Suisse Group                                                  3,996           264,417
Swiss Reinsurance Co.                                                1,577           139,989
UBS AG                                                               7,573           405,813
Vontobel Holding AG                                                    197            10,059
                                                                                  ----------
Total Switzerland                                                                    847,332
--------------------------------------------------------------------------------------------
United Kingdom - 22.1%
Aberdeen Asset Management PLC                                        1,877             6,998
Admiral Group PLC                                                      703            12,890
A & J Mucklow Group PLC                                              1,032             6,602
Alliance & Leicester PLC                                             3,525            56,879
Amlin PLC                                                            3,250            21,817
Amvescap PLC                                                         2,623            35,350
Atrium Underwriting PLC                                                407             3,020
Aviva PLC                                                           15,397           230,876
Barclays PLC                                                        47,585           577,321
Beazley Group PLC                                                    2,324             8,665
Bradford & Bingley PLC                                               2,755            17,007
Brewin Dolphin Holdings PLC                                            919             3,440
Brit Insurance Holdings PLC                                          4,084            28,415
Capital & Regional PLC                                                 192             2,879
Charles Taylor Consulting PLC                                          354             2,600
Chesnara PLC                                                         3,183            11,397
Close Brothers Group PLC                                               715            11,843
Davenham Group PLC                                                   1,220             6,947
Dawnay, Day Treveria PLC                                             4,007             5,699
Development Securities PLC                                             216             2,368
Domestic & General Group PLC                                           180             5,083
DTZ Holdings PLC                                                       419             4,031
Erinaceous Group PLC                                                 2,773             3,107
F&C Asset Management PLC                                             4,268            17,391
Friends Provident PLC                                                9,483            33,231
Hardy Underwriting Group PLC                                         1,002             6,752
HBOS PLC                                                            26,035           485,073
Helical Bar PLC                                                        635             5,909
Highway Insurance Holdings PLC                                       4,146             5,976
HSBC Holdings PLC                                                   81,768         1,506,807
ICAP PLC                                                             1,877            20,153
Intermediate Capital Group PLC                                         391            12,276
Investec PLC                                                         1,777            18,536
Jardine Lloyd Thompson Group PLC                                     2,080            15,828
Liontrust Asset Management PLC                                         156             1,201
Lloyds TSB Group PLC                                                58,579           647,451
London Scottish Bank PLC                                             6,116             9,906
London Stock Exchange Group PLC                                        304            10,176
Man Group PLC                                                        5,797            65,371
McKay Securities PLC                                                   959             6,643
Northern Rock PLC                                                    1,672             6,104
Numis Corp. PLC                                                        168               931
Old Mutual PLC                                                      37,875           123,695
Provident Financial PLC                                              1,301            23,696
Prudential PLC                                                      11,398           174,511
RAB Capital PLC                                                      2,942             5,784
Resolution PLC                                                         663             9,219
Royal & Sun Alliance Insurance Group                                 8,178            25,742
Royal Bank of Scotland Group (The) PLC                              59,541           636,855
Schroders PLC                                                          823            23,256
Segro PLC                                                            1,014            10,319
St. James's Place PLC                                                  715             5,506
Standard Chartered PLC                                               3,731           121,622
Terrace Hill Group PLC                                               1,076             1,907
Unite Group PLC                                                        567             4,173
Warner Estate Holdings PLC                                             648             6,179
                                                                                  ----------
Total United Kingdom                                                               5,113,413
--------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $21,980,751)                                                               22,916,177
============================================================================================
RIGHTS* - 0.0%
Austria - 0.0%
Raiffeisen International Bank Holding AG, expiring
10/04/07                                                                68                 -
Italy - 0.0%
Capitalia SpA, expiring 10/03/07                                    12,950                 -
                                                                                  ----------
TOTAL RIGHTS
(Cost: $0)                                                                                 -
============================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $21,980,751)                                                               22,916,177
============================================================================================

                        See Notes to Financial Statements

                              WisdomTree International Dividend Sector Funds  29

Schedule of Investments (unaudited) (concluded)

WisdomTree International Financial Sector Fund

September 30, 2007

-----------------------------------------------------------------------------
Investments                                          Shares      U.S. $ Value
-----------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.6%
MONEY MARKET FUNDS(b) - 0.6%
UBS Enhanced Yield Portfolio, 5.38%                    1,054      $     1,054
UBS Private Money Market Fund LLC, 5.21%             135,981          135,981
                                                                  -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $137,035)(c)                                                   137,035
-----------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Cost: $22,117,786)(d)                                             23,053,212
Cash, Foreign Currency and Other Assets in Excess
of Liabilities  - 0.3%                                                 65,612
                                                                  -----------
NET ASSETS - 100.0%                                               $23,118,824
=============================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Interest rates shown reflect yields as of September 30, 2007.

(c) At September 30, 2007, the total market value of the Fund's securities on loan was $130,055 and the total market value of the collateral held by the Fund was $137,035.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                        See Notes to Financial Statements

30  WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Health Care Sector Fund

September 30, 2007

----------------------------------------------------------------------------------
Investments                                               Shares      U.S. $ Value
----------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
Australia - 8.6%
Cochlear Ltd.                                               4,881        $ 336,744
CSL Ltd.                                                    4,087          388,082
Healthscope Ltd.(a)                                        48,622          247,842
Primary Health Care Ltd.(a)                                14,025          151,171
Ramsay Health Care Ltd.(a)                                 14,101          133,522
Sigma Pharmaceuticals Ltd.(a)                              95,169          123,382
Sonic Healthcare Ltd.                                      21,237          293,182
Symbion Health Ltd.                                        66,632          245,888
                                                                         ---------
Total Australia                                                          1,919,813
----------------------------------------------------------------------------------
Belgium - 1.5%
Omega Pharma S.A.                                             128           11,195
UCB S.A.                                                    5,342          314,369
                                                                         ---------
Total Belgium                                                              325,564
----------------------------------------------------------------------------------
Denmark - 5.1%
Coloplast A/S Class B                                       1,350          128,011
H. Lundbeck A/S                                             8,100          219,447
Novo-Nordisk A/S Class B                                    4,450          535,730
Novozymes A/S Class B                                       2,000          250,699
                                                                         ---------
Total Denmark                                                            1,133,887
----------------------------------------------------------------------------------
Finland - 1.2%
Orion Oyj Class B                                          10,258          259,965
----------------------------------------------------------------------------------
France - 10.7%
BioMerieux                                                  1,359          142,034
Cie Generale D'Optique Essilor International S.A.           5,978          374,071
Ipsen                                                       3,431          197,372
Sanofi-Aventis                                             19,769        1,669,437
                                                                         ---------
Total France                                                             2,382,914
----------------------------------------------------------------------------------
Germany - 10.4%
Bayer Schering Pharma AG                                    6,271          937,759
Celesio AG                                                  3,373          212,311
Fresenius AG                                                3,347          251,896
Fresenius Medical Care AG & Co. KGaA                        7,191          381,147
Merck KGaA                                                  1,844          221,859
Rhoen-Klinikum AG                                           5,760          183,901
Stada Arzneimittel AG                                       2,229          144,963
                                                                         ---------
Total Germany                                                            2,333,836
----------------------------------------------------------------------------------
Ireland - 0.1%
United Drug PLC                                             3,277           15,172
----------------------------------------------------------------------------------
Italy - 2.6%
Luxottica Group SpA                                         9,623          326,669
Recordati SpA                                              26,604          250,845
                                                                         ---------
Total Italy                                                                577,514
----------------------------------------------------------------------------------
Japan - 20.1%
Alfresa Holdings Corp.                                        400           25,492
Astellas Pharma, Inc.                                       9,200          440,743
Chugai Pharmaceutical Co., Ltd.                            15,200          250,701
Daiichi Sankyo Co., Ltd                                    13,100          392,949
Dainippon Sumitomo Pharma Co., Ltd.                        16,000          148,572
Eisai Co., Ltd.                                             7,200          339,921
Hisamitsu Pharmaceutical Co., Inc.                          4,800          130,209
Hogy Medical Co., Ltd.                                        100            4,704
Kaken Pharmaceutical Co., Ltd.                              2,000           14,485
Kobayashi Pharmaceutical Co., Ltd.                            400           14,189
Kyowa Hakko Kogyo Co., Ltd.                                22,000          226,284
Mediceo Paltac Holdings Co., Ltd.                          12,200          186,264
Miraca Holdings, Inc.                                         400            9,060
Mochida Pharmaceutical Co., Ltd.                            1,000            9,468
Nihon Kohden Corp.                                            800           14,676
Nipro Corp.                                                 7,000          138,156
Paramount Bed Co., Ltd.                                       800           10,726
Paris Miki, Inc.(a)                                        10,800          146,485
Seikagaku Corp.                                               800            9,223
Shimadzu Corp.                                              3,000           30,674
Shionogi & Co., Ltd.                                       11,000          169,378
SSP Co., Ltd.                                               3,000           13,929
Suzuken Co., Ltd.                                           4,000          134,591
Sysmex Corp.                                                  300           11,555
Taisho Pharmaceutical Co., Ltd.                            12,000          235,795
Takeda Pharmaceutical Co., Ltd.                            12,600          885,172
Tanabe Seiyaku Co., Ltd.                                   16,000          201,713
Terumo Corp.                                                5,200          262,227
Toho Pharmaceutical Co., Ltd.                                 400            6,869
Topcon Corp.                                                  400            7,130
Tsumura & Co.                                                 300            5,334
                                                                         ---------
Total Japan                                                              4,476,674
----------------------------------------------------------------------------------
Netherlands - 0.5%
OPG Groep N.V.                                              3,601          116,762
----------------------------------------------------------------------------------
New Zealand - 0.9%
Fisher & Paykel Healthcare Corp.                           75,683          188,714
Ryman Healthcare Ltd.                                      10,460           16,439
                                                                         ---------
Total New Zealand                                                          205,153
----------------------------------------------------------------------------------
Singapore - 1.1%
Parkway Holdings Ltd.                                      87,000          248,496
----------------------------------------------------------------------------------
Spain - 0.4%
FAES FARMA, S.A.(a)                                         5,864          103,993
----------------------------------------------------------------------------------
Sweden - 0.2%
Getinge AB Class B                                            400            9,646
Meda AB Class A                                               900           14,469
Q-Med AB                                                      850           12,154
                                                                         ---------
Total Sweden                                                                36,269
----------------------------------------------------------------------------------
Switzerland - 15.5%
Nobel Biocare Holding AG                                      757          204,284
Novartis AG                                                27,375        1,505,602
Phonak Holding AG                                           1,167          116,680
Roche Holding AG                                            7,813        1,411,851
Straumann Holding AG                                          777          217,496
                                                                         ---------
Total Switzerland                                                        3,455,913
----------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  31

Schedule of Investments (unaudited) (concluded)

WisdomTree International Health Care Sector Fund

September 30, 2007

--------------------------------------------------------------------------------
Investments                                            Shares       U.S. $ Value
--------------------------------------------------------------------------------
United Kingdom - 20.5%
AstraZeneca PLC                                         31,027       $ 1,548,082
Dechra Pharmaceuticals PLC                               1,410            10,011
GlaxoSmithKline PLC                                     86,830         2,294,432
Shire PLC                                                9,865           241,382
Smith & Nephew PLC                                      21,304           259,337
SSL International PLC                                   25,724           222,737
                                                                     -----------
Total United Kingdom                                                   4,575,981
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $21,212,532)                                                   22,167,906
================================================================================
RIGHTS* - 0.0%
Belgium - 0.0%
Omega Pharma S.A., expiring on 10/03/07
(Cost: $0)                                                 128                 -
================================================================================
TOTAL LONG-TERM INVESTMENTS
(Cost: $22,212,532)                                                   22,167,906
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 4.1%
MONEY MARKET FUNDS(b) - 4.1%
UBS Enhanced Yield Portfolio, 5.38%                    114,258           114,258
UBS Private Money Market Fund LLC, 5.21%               789,283           789,283
                                                                     -----------
TOTAL INVETMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $903,541)(c)                                                      903,541
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 103.5%
(Cost: $22,116,073)(d)                                                23,071,447
Liabilities in Excess of Cash, Foreign Currency and
Other Assets  - (3.5)%                                                  (772,340)
                                                                     -----------
NET ASSETS - 100.0%                                                  $22,299,107
================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Interest rates shown reflect yields as of September 30, 2007.

(c) At September 30, 2007, the total market value of the Fund's securities on loan was $853,809 and the total market value of the collateral held by the Fund was $903,541.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

32  WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Industrial Sector Fund

September 30, 2007

--------------------------------------------------------------------------------
Investments                                             Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
Australia - 9.5%
Adelaide Brighton Ltd.                                   34,778        $ 121,568
Amcor Ltd.                                               51,819          338,426
Ansell Ltd.                                               2,877           31,825
Austal Ltd.                                              16,062           48,186
Boral Ltd.                                               39,828          253,417
Bradken Ltd.(a)                                           6,304           59,246
Brickworks Ltd.                                           3,520           43,299
Campbell Brothers Ltd.                                      764           19,877
Cardno Ltd.                                               2,681           18,862
Coffey International Ltd.                                 4,851           14,682
Crane Group Ltd.                                          4,319           65,243
CSR Ltd.(a)                                              85,424          235,104
Devine Ltd.                                              11,597           13,752
Futuris Corp., Ltd.                                      39,548           74,546
GUD Holdings Ltd.                                         6,381           58,445
GWA International Ltd.(a)                                24,022           83,120
Hills Industries Ltd.(a)                                 14,419           74,647
Leighton Holdings Ltd.(a)                                 9,351          426,171
Macmahon Holdings Ltd.                                    7,919           11,703
Monadelphous Group Ltd.(a)                                3,775           48,440
RCR Tomlinson Ltd.                                        7,086           16,241
Sedgman Ltd.                                             19,663           54,464
Sims Group Ltd.                                          10,105          288,661
Toll Holdings Ltd.                                       18,731          217,311
Transfield Services Ltd.                                  7,683           90,020
Transpacific Industries Group Ltd.                        1,795           17,950
United Group Ltd.(a)                                      5,650           92,649
Wesfarmers Ltd.(a)                                       42,324        1,573,094
WorleyParsons Ltd.                                        4,186          157,104
                                                                       ---------
Total Australia                                                        4,548,053
--------------------------------------------------------------------------------
Austria - 0.7%
Andritz AG                                                  868           59,808
AT&S Austria Technologie & Systemtechnik AG                 511           13,248
Flughafen Wien AG                                           728           74,999
Semperit AG Holding                                         651           28,562
Wienerberger AG                                           2,457          153,257
                                                                       ---------
Total Austria                                                            329,874
--------------------------------------------------------------------------------
Belgium - 1.0%
Agfa-Gevaert N.V.                                         5,004           96,072
Barco N.V.                                                  612           52,578
Bekaert S.A.                                                567           75,806
Euronav N.V.                                              4,552          142,743
EVS Broadcast Equipment S.A.                                413           41,173
Exmar N.V.                                                1,981           60,571
                                                                       ---------
Total Belgium                                                            468,943
--------------------------------------------------------------------------------
Denmark - 0.9%
D/S Norden                                                  650           69,200
Dalhoff Larsen & Horneman A/S Class B                       900           16,313
DSV A/S                                                   1,490           35,037
FLSmidth & Co. A/S                                          700           74,256
NKT Holding A/S                                             525           58,697
TORM Dampskibsselskabet A/S                               4,200          170,681
                                                                       ---------
Total Denmark                                                            424,184
--------------------------------------------------------------------------------
Finland - 2.9%
Ahlstrom Oyj                                              2,944           83,234
Aspo Oyj                                                  5,716           54,546
Huhtamaki Oyj                                             3,173           48,148
KCI Konecranes Oyj                                        1,057           42,406
Kone Oyj                                                  1,727          125,627
Lassila & Tikanoja Oyj                                    1,022           32,891
Metso Oyj                                                 7,129          489,689
Uponor Corp.                                              3,213           99,475
Wartsila Oyj Class B                                      4,168          284,817
YIT Oyj                                                   3,523          104,413
                                                                       ---------
Total Finland                                                          1,365,246
--------------------------------------------------------------------------------
France - 15.3%
Bacou Dalloz                                                 91           11,321
Bouygues S.A.                                            10,739          923,832
Cie de Saint-Gobain S.A.                                 10,443        1,086,981
Ciments Francais                                            819          143,589
EIFFAGE S.A.                                              1,683          190,234
Haulotte Group                                              637           23,961
Imerys S.A.                                               2,366          215,381
Lafarge S.A.                                              5,252          811,520
Legrand S.A.                                              5,914          198,238
Manitou BF S.A.                                           1,078           58,257
Nexans S.A.                                                 553           90,717
Safran S.A.                                               4,709          113,379
Schneider Electric S.A.                                  10,047        1,265,947
Ste Industrielle d'Aviation Latecoere S.A.                1,139           32,883
Thales S.A.                                               6,346          371,016
Vallourec S.A.                                            1,099          315,714
VINCI S.A.                                               17,808        1,387,593
Zodiac S.A.                                               1,321           94,384
                                                                       ---------
Total France                                                           7,334,947
--------------------------------------------------------------------------------
Germany - 10.5%
Bilfinger Berger AG                                         854           67,163
Demag Cranes AG                                             768           36,087
Deutsche Post AG                                         47,628        1,381,775
Elexis AG                                                   614           17,770
Fraport AG Frankfurt Airport Services Worldwide           2,315          159,642
HeidelbergCement AG                                       1,019          149,265
Heidelberger Druckmaschinen AG                              810           35,342
HOCHTIEF AG                                               1,565          189,337
Indus Holding AG                                            826           30,542
Koenig & Bauer AG                                            36            1,293
KRONES AG                                                   441           35,573
Leoni AG                                                    405           24,646
MAN AG                                                    2,854          414,201
MTU Aero Engines Holding AG                                 271           16,457

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  33

WisdomTree International Industrial Sector Fund

September 30, 2007

----------------------------------------------------------------------------
Investments                                          Shares     U.S. $ Value
----------------------------------------------------------------------------
Norddeutsche Affinerie AG                              1,974       $  86,466
Rheinmetall AG                                           588          46,586
Siemens AG                                            16,641       2,281,875
Techem AG                                                960          64,113
                                                                   ---------
Total Germany                                                      5,038,133
----------------------------------------------------------------------------
Hong Kong - 1.0%
Hong Kong Aircraft Engineering Co. Ltd.                2,800          63,398
MTR Corp.                                            130,500         388,880
Singamas Container Holdings Ltd.                      28,000          17,012
                                                                   ---------
Total Hong Kong                                                      469,290
----------------------------------------------------------------------------
Ireland - 0.9%
CRH PLC                                               10,603         416,785
Kingspan Group PLC                                     1,500          32,788
                                                                   ---------
Total Ireland                                                        449,573
----------------------------------------------------------------------------
Italy - 1.3%
Astaldi SpA                                            1,605          12,851
BUZZI UNICEM SpA                                       4,109         106,587
Caltagirone SpA                                        1,116          11,665
Cembre SpA                                             1,883          18,370
Cementir-Cementerie del Tirreno SpA                    2,485          25,056
Finmeccanica SpA                                       8,483         246,469
Gewiss SpA                                             1,598          12,067
GranitiFiandre SpA                                     1,167          16,356
I.M.A. Industria Macchine Automatiche SpA              1,437          32,698
Marazzi Group SpA                                      1,423          17,768
Navigazione Montanari SpA                              8,939          42,937
Panariagroup Industrie Ceramiche SpA                   2,441          20,690
Premuda SpA                                           14,973          34,411
SAES Getters SpA                                         625          23,225
SAVE SpA                                                 157           5,660
                                                                   ---------
Total Italy                                                          626,810
----------------------------------------------------------------------------
Japan - 17.8%
Advantest Corp.                                        1,200          37,352
Aichi Corp.                                            4,900          59,687
Alps Electric Co., Ltd.                                2,800          33,644
Amada Co., Ltd.                                        7,000          78,146
Amano Corp.                                            1,400          16,907
Anritsu Corp.                                          2,000           8,416
Asahi Glass Co., Ltd.                                 19,000         255,228
Asahi Organic Chemicals Industry Co., Ltd.             7,000          25,927
Asahi Pretec Corp.                                       700          22,823
Asunaro Aoki Construction Co., Ltd.                    1,500           8,216
Casio Computer Co., Ltd.                               2,400          34,347
Chofu Seisakusho Co., Ltd.                               700          12,172
CKD Corp.                                              4,900          45,372
Cleanup Corp.                                         11,700          81,076
CMK Corp.                                              4,200          44,916
Cosel Co., Ltd.                                          700          10,395
Daifuku Co., Ltd.                                      1,500          17,111
Daiichi Chuo Kisen Kaisha                              7,000          68,104
Daiken Corp.                                           2,000           5,704
Daikin Industries Ltd.                                 1,400          67,313
Dainippon Screen Manufacturing Co., Ltd.               3,000          18,050
Ebara Corp.                                            7,000          32,318
Eizo Nanao Corp.                                         100           3,287
Fanuc Ltd.                                             4,000         407,252
FUJIFILM Holdings Corp.                                3,500         161,588
Furukawa Co., Ltd. (The)                               4,000           8,799
Furukawa Electric Co., Ltd.                            3,000          14,659
Hakudo Co., Ltd.                                       1,300          19,610
Hamamatsu Photonics K.K.                                 700          20,206
Hankyu Hanshin Holdings, Inc.                         20,000         102,074
Hitachi Cable Ltd.                                     7,000          43,333
Hitachi Construction Machinery Co., Ltd.               1,400          55,871
Hitachi Koki Co., Ltd.                                   800          13,772
Hitachi Ltd.                                          36,000         239,447
Hitachi Tool Engineering Ltd.                            900          11,346
Hoya Corp.                                             9,500         323,784
Ibiden Co., Ltd.                                         700          58,853
Icom, Inc.                                               200           5,721
Idec Corp.(a)                                            700           8,764
Iino Kaiun Kaisha Ltd.                                 2,100          29,670
JGC Corp.                                              4,000          77,033
JS Group Corp.                                         6,300         109,441
Kaga Electronics Co., Ltd.                               700          10,833
Kajima Corp.                                          14,000          48,081
Kandenko Co., Ltd.                                     5,000          31,909
Kawasaki Heavy Industries Ltd.                         7,000          27,388
Kawasaki Kisen Kaisha Ltd.                            14,000         205,347
Keihin Electric Express Railway Co., Ltd.              5,000          32,387
Keio Corp.                                             7,000          43,577
Kintetsu Corp.                                        14,000          43,455
Komatsu Ltd.                                          10,100         338,964
Kubota Corp.                                          24,000         197,400
Kurita Water Industries Ltd.                           1,400          47,472
Kyocera Corp.                                          2,300         215,372
Mabuchi Motor Co., Ltd.                                  700          45,585
Maeda Corp.                                            3,000          11,581
Makita Corp.                                           1,400          61,349
Marubun Corp.                                            800           8,987
Maruzen Showa Unyu Co., Ltd.                           5,000          17,172
Matsushita Electric Works Ltd.                         7,000          84,293
Minebea Co., Ltd.                                      7,000          47,837
MISUMI Group, Inc.                                       700          11,868
Mitsubishi Electric Corp.                             27,000         338,043
Mitsubishi Heavy Industries Ltd.                      47,000         306,890
Mitsui Engineering & Shipbuilding Co., Ltd.            7,000          39,621
Mitsui O.S.K. Lines Ltd.                              22,000         355,971
Mitsumi Electric Co., Ltd.                             1,400          57,088
Miura Co., Ltd.                                          700          22,458
Nagoya Railroad Co., Ltd.                              7,000          20,450
NEC Corp.                                             21,000         101,882

                       See Notes to Financial Statements.

34  WisdomTree International Dividend Sector Funds

WisdomTree International Industrial Sector Fund

September 30, 2007

-------------------------------------------------------------------------
Investments                                       Shares     U.S. $ Value
-------------------------------------------------------------------------
NEC Networks & System Integration Corp.               700       $   7,711
Neturen Co., Ltd.                                     300           4,113
NGK Insulators Ltd.                                 1,000          32,170
Nichicon Corp.                                      1,400          17,747
Nichiha Corp.                                         800           8,667
Nidec Copal Corp.                                   1,400          15,909
Nidec Copal Electronics Corp.                       1,900          10,738
Nihon Yamamura Glass Co., Ltd.                      7,000          16,920
Nikkiso Co., Ltd.                                   1,000           8,242
Nippon Densetsu Kogyo Co., Ltd.                     7,000          50,759
Nippon Koei Co., Ltd.                               7,000          19,719
Nippon Sheet Glass Co., Ltd.                        7,000          42,725
Nippon Signal Co., Ltd.                             1,400           8,703
Nippon Valqua Industries Ltd.                       7,000          24,101
Nippon Yusen K.K.                                  29,000         282,902
Nishimatsu Construction Co., Ltd.                   7,000          21,119
Nishi-Nippon Railroad Co., Ltd.                     7,000          25,075
Nitto Kogyo Corp.                                     700          10,773
Nitto Kohki Co., Ltd.                                 700          16,189
NTN Corp.                                           7,000          62,383
Obayashi Corp.                                      7,000          32,378
Odakyu Electric Railway Co., Ltd.                   7,000          45,098
OKUMA Corp.                                         7,000         102,004
Okumura Corp.                                       7,000          35,604
Onoken Co., Ltd.                                    4,200          58,172
OSG Corp.                                           1,400          14,558
PanaHome Corp.                                      8,000          50,637
Rinnai Corp.                                          700          20,876
Ryosan Co., Ltd.                                      700          17,498
Sanshin Electronics Co., Ltd.                       3,500          49,267
Sanwa Shutter Corp.                                 7,000          39,195
Sanyo Denki Co., Ltd.                               7,000          37,430
Sato Corp.                                          1,400          26,110
Sato Shoji Corp.                                    5,000          39,995
Sekisui Plastics Co., Ltd.                          1,000           3,278
Sharp Corp.                                        16,000         290,049
Shimizu Corp.                                      14,000          76,077
Shin-Etsu Polymer Co., Ltd.                           700           7,602
Shinko Electric Co., Ltd.(a)                        2,000           5,756
Shinwa Kaiun Kaisha Ltd.                            7,000          72,608
Sodick Co Ltd.                                      3,400          22,821
Stanley Electric Co., Ltd.                          2,100          50,576
Star Micronics Co., Ltd.                              700          21,667
Sumida Corp.                                        1,300          21,758
Sumitomo Electric Industries Ltd.                   5,600          89,101
Taihei Dengyo Kaisha Ltd.                           1,000           7,338
Taiheiyo Cement Corp.                               7,000          26,597
Taikisha Ltd.                                       1,400          18,904
Taisei Corp.                                       14,000          40,534
Takuma Co., Ltd.                                    1,000           5,730
Teikoku Tsushin Kogyo Co., Ltd.                     3,000          12,833
THK Co., Ltd.                                       1,400          29,518
Tobu Railway Co., Ltd.                              7,000          32,865
Tocalo Co., Ltd.                                      700          13,116
Toda Corp.                                          7,000          36,882
Tokai Rubber Industries, Inc.                       1,400          29,396
Tokyo Kikai Seisakusho Ltd.(a)                      7,000          20,267
Tokyo Seimitsu Co., Ltd.                              600          12,468
Tokyu Construction Co., Ltd.                        3,260          16,298
Tokyu Corp.                                         7,000          45,646
Tori Holdings Co., Ltd                            231,000          40,169
Toshiba Corp.                                      41,000         382,498
Toshiba TEC Corp.                                   7,000          43,212
Toyo Seikan Kaisha Ltd.                             1,400          26,353
Tsukishima Kikai Co., Ltd.                          2,000          18,154
Ulvac, Inc.                                           400          12,937
Union Tool Co.                                        300          12,937
Ushio Inc.                                          1,400          25,440
Yamatake Corp.                                        700          23,432
Yamato Holdings Co., Ltd.                           7,000         104,865
Yokogawa Electric Corp.                             2,100          25,525
Yurtec Corp.                                        7,000          40,838
                                                                ---------
Total Japan                                                     8,492,526
-------------------------------------------------------------------------
Netherlands - 5.1%
Aalberts Industries N.V.                            1,556          36,999
Arcadis N.V.                                          280          20,030
Ballast Nedam N.V.                                    905          41,520
Boskalis Westminster                                1,888          94,942
European Aeronautic Defence and Space Co.
  EADS N.V.                                         7,367         225,884
Heijmans N.V.                                         945          43,530
Koninklijke BAM Groep N.V.                          3,159          83,966
Koninklijke Philips Electronics N.V.               26,157       1,177,354
Koninklijke Vopak N.V.                              1,458          82,940
Smit Internationale N.V.                              702          61,109
Stork N.V.                                            945          61,418
Ten Cate N.V.                                         609          24,675
TKH Group N.V.                                      1,216          29,866
TNT N.V.                                           11,260         470,793
                                                                ---------
Total Netherlands                                               2,455,026
-------------------------------------------------------------------------
New Zealand - 1.1%
Auckland International Airport Ltd.                76,772         181,568
Fletcher Building Ltd.                             28,917         277,272
Freightways Ltd.                                    9,181          26,361
Mainfreight Ltd.                                    2,548          12,899
                                                                ---------
Total New Zealand                                                 498,100
-------------------------------------------------------------------------
Norway - 0.7%
Aker Kvaerner ASA                                   1,400          44,345
BW Gas ASA                                          8,300         113,657
Camillo Eitzen & Co. ASA                            4,500          60,169
Tomra Systems ASA                                   5,200          37,401
Veidekke ASA                                        7,000          63,903
                                                                ---------
Total Norway                                                      319,475
-------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  35

WisdomTree International Industrial Sector Fund

September 30, 2007

------------------------------------------------------------------------------
Investments                                            Shares     U.S. $ Value
------------------------------------------------------------------------------
Portugal - 0.3%
Mota Engil, SGPS S.A.                                    5,118       $  38,940
Semapa-Sociedade de Investimento e Gestao,
  SGPS, S.A.                                             6,568         106,764
                                                                     ---------
Total Portugal                                                         145,704
------------------------------------------------------------------------------
Singapore - 3.4%
ComfortDelgro Corp., Ltd.                               91,000         118,926
Cosco Corp (Singapore) Ltd.                             21,000          84,173
Hong Leong Asia Ltd.                                    14,000          36,593
Inter-Roller Engineering Ltd.                            7,000           3,961
Jaya Holdings Ltd.                                      42,000          56,587
Jurong Technologies Industrial Corp., Ltd.              72,000          36,620
Labroy Marine Ltd.                                       7,000          11,506
NatSteel Ltd.                                           62,000          70,167
Neptune Orient Lines Ltd.                               14,000          49,985
Pan-United Corp., Ltd.                                  28,000          17,165
Pan-United Marine Ltd.                                  21,000          33,103
SBS Transit Ltd.                                        17,500          36,074
SembCorp Industries Ltd.                                73,000         317,188
SembCorp Marine Ltd.                                    98,000         303,681
Singapore Post Ltd.                                    119,000          97,801
Singapore Technologies Engineering Ltd.                 42,000         110,344
SMRT Corp., Ltd.                                        91,000         104,827
Unisteel Technology Ltd.                                 8,000          11,587
United Engineers Ltd.                                    7,000          18,391
Venture Corp., Ltd.                                      7,000          77,807
WBL Corp., Ltd.                                          7,000          18,579
                                                                     ---------
Total Singapore                                                      1,615,065
------------------------------------------------------------------------------
Spain - 5.0%
Abengoa S.A.                                               630          24,916
Acciona, S.A.                                            1,589         430,943
ACS, Actividades Cons y Servicious, S.A.                 8,107         446,186
Cementos Portland Valderrivas S.A.                         608          65,974
Duro Felguera S.A.                                       1,493          17,029
Fomento de Construcciones y Contratas S.A.(a)            6,124         494,250
Gamesa Corp. Tecnologica S.A.                            2,443          99,539
Grupo Ferrovial S.A.(a)                                  2,226         187,885
Obrascon Huarte Lain, S.A.                               1,029          38,429
Sacyr Vallehermoso S.A(a)                                7,123         248,589
Tubacex S.A.                                             1,906          18,649
Uralita S.A.                                             3,198          31,336
Zardoya Otis S.A.(a)                                     9,473         293,286
                                                                     ---------
Total Spain                                                          2,397,011
------------------------------------------------------------------------------
Sweden - 8.0%
AB Volvo Class B                                        64,550       1,120,061
Alfa Laval AB                                            2,800         179,408
Assa Abloy AB Class B                                    9,800         202,619
Atlas Copco AB Class A                                  19,600         337,824
Brostrom AB Class B                                      4,200          45,123
Gunnebo AB                                                 282           3,466
Hexagon AB Class B                                       4,200          84,889
Hoganas AB Class B                                       1,400          37,007
JM AB                                                    2,800          67,305
NCC AB Class B                                           2,100          52,427
Nolato AB Class B                                        2,800          24,671
Peab AB                                                  4,200          45,285
Peab Industri AB Class B*                                2,100          19,477
Rederi AB Transatlantic                                  2,800          20,343
Saab AB Class B                                          2,800          66,007
Sandvik AB                                              38,600         824,921
Seco Tools Class B                                       2,800          50,641
Skanska AB Class B                                      16,800         331,764
SKF AB Class B                                          15,400         323,162
                                                                     ---------
Total Sweden                                                         3,836,400
------------------------------------------------------------------------------
Switzerland - 3.3%
ABB Ltd.                                                22,876         600,392
Geberit AG                                                 332          43,283
Holcim Ltd.                                              4,361         480,075
Inficon Holding AG                                         240          41,109
Kuehne + Nagel International AG                          1,661         162,944
Panalpina Welttransport Holding AG                         441          73,236
Rieter Holding AG                                          100          53,929
Schindler Holding AG Participating Shares                1,097          69,114
Sulzer AG                                                   49          70,048
                                                                     ---------
Total Switzerland                                                    1,594,130
------------------------------------------------------------------------------
United Kingdom - 11.1%
Abbot Group PLC                                          3,649          22,024
Acal PLC                                                 1,871          11,950
Aga Foodservice Group PLC                                3,068          26,315
Alfred McAlpine PLC                                      3,491          34,691
Amec PLC                                                12,130         183,124
Arriva PLC                                               8,490         133,620
Avon Rubber PLC                                         10,049          31,734
BAE SYSTEMS PLC                                        115,822       1,164,510
Balfour Beatty PLC                                      10,912         105,489
BBA Aviation PLC                                        22,872         106,477
British Polythene Industries PLC                         2,246          17,320
Business Post Group PLC                                  3,516          32,163
Carillion PLC                                            8,175          63,707
Castings PLC                                             2,100          12,151
Chemring Group PLC                                         392          14,415
Chloride Group PLC                                       5,851          21,457
Clarkson PLC                                             1,295          25,592
Cobham PLC                                              25,590         101,143
Delta PLC                                                4,915          13,168
E2V Technologies PLC                                     1,563           9,123
Electrocomponents PLC                                   38,240         198,471
Ennstone PLC                                            11,850           9,657
Fenner PLC                                               5,739          29,611
Firstgroup PLC                                          15,527         217,800
Galliford Try PLC                                        6,430          19,257
Go-Ahead Group PLC                                       1,759          85,579

                       See Notes to Financial Statements.

36  WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Industrial Sector Fund

September 30, 2007

-------------------------------------------------------------------------------------
Investments                                                 Shares       U.S. $ Value
-------------------------------------------------------------------------------------
Halma PLC                                                     16,001      $    73,431
Hill & Smith Holdings PLC                                      2,247           17,797
Hornby PLC                                                     2,289           11,169
IMI PLC                                                       13,831          150,614
James Fisher & Sons PLC                                        1,230           15,950
Keller Group PLC                                               1,584           31,771
Laird Group PLC                                                4,673           51,411
Low & Bonar PLC                                               15,611           42,857
Marshalls PLC                                                  6,666           39,487
Meggitt PLC                                                   12,270           79,307
MJ Gleeson Group PLC                                           2,061           14,885
Morgan Sindall PLC                                             1,146           36,540
National Express Group PLC                                     4,765          120,088
Photo-Me International PLC                                    34,887           36,782
Premier Farnell PLC                                           21,192           68,325
Renishaw PLC                                                   3,739           50,734
Rexam PLC                                                     24,463          274,866
Ricardo PLC                                                    1,927           11,493
ROK PLC                                                        4,058           15,791
Rotork PLC                                                     2,254           46,381
RPC Group PLC                                                  3,684           21,166
Senior PLC                                                    13,287           31,537
Severfield-Rowen PLC                                             581           24,881
Shanks Group PLC                                               9,881           44,943
SIG PLC                                                        2,569           54,433
Smiths Group PLC                                              16,679          363,256
Spectris PLC                                                   3,558           63,645
Spirax-Sarco Engineering PLC                                   2,212           46,013
Stagecoach Group PLC                                          26,901          124,548
T. Clarke PLC                                                  8,032           30,969
TDG PLC                                                        6,451           30,524
Titan Europe PLC                                               2,618           11,868
Tomkins PLC                                                   45,398          210,187
Travis Perkins PLC                                             3,236          101,794
Ultra Electronics Holdings PLC                                 1,279           28,872
UMECO PLC                                                      1,486           18,967
Vitec Group (The) PLC                                          1,458           18,209
VT Group PLC                                                   4,608           53,888
Weir Group (The) PLC                                           7,128          119,736
Whatman PLC                                                    3,169           12,025
White Young Green PLC                                          1,514           14,004
WSP Group PLC                                                  1,167           16,821
                                                                          -----------
Total United Kingdom                                                        5,322,513
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $45,132,748)                                                        47,731,003
=====================================================================================
RIGHTS* - 0.0%
Austria - 0.0%
Winerberger AG, expiring on 10/08/07 (Cost: $0)                2,457                -
                                                                          -----------
TOTAL LONG-TERM INVESTMENTS
(Cost: $45,132,748)                                                        47,731,003
=====================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 6.3%
MONEY MARKET FUNDS(b) - 6.3%
UBS Enhanced Yield Portfolio, 5.38%                          508,404      $   508,404
UBS Private Money Market Fund LLC, 5.21%                   2,510,616        2,510,616
                                                                          -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED (Cost: $3,019,020)(c)                                     3,019,020
=====================================================================================
TOTAL INVESTMENTS IN SECURITIES - 106.1%
(Cost: $48,151,768)(d)                                                     50,750,023
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (6.1)%                                                      (2,919,704)
                                                                          -----------
NET ASSETS - 100.0%                                                       $47,830,319
=====================================================================================

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Interest rates shown reflect yields as of September 30, 2007.

(c) At September 30, 2007, the total market value of the Fund's securities on loan was $2,872,182 and the total market value of the collateral held by the Fund was $3,019,020.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  37

Schedule of Investments (unaudited)

WisdomTree International Technology Sector Fund

September 30, 2007

--------------------------------------------------------------------------------
Investments                                              Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
Australia - 3.7%
Bravura Solutions Ltd.                                     5,231       $   8,101
Computershare Ltd.                                        18,896         155,348
HPAL Ltd.                                                 21,907          48,854
IBA Health Ltd.                                           10,189           8,431
MYOB Ltd.                                                 11,848          13,421
Salmat Ltd.                                               19,842          82,177
Technology One Ltd.                                       33,655          32,761
UXC Ltd.                                                  27,653          58,732
                                                                       ---------
Total Australia                                                          407,825
--------------------------------------------------------------------------------
Belgium - 0.7%
Econocom Group S.A./N.V.                                     953          10,260
Melexis N.V.                                               3,900          71,715
                                                                       ---------
Total Belgium                                                             81,975
--------------------------------------------------------------------------------
Finland - 0.4%
Comptel PLC                                               11,814          32,931
Tekla Oyj                                                  1,086          15,753
                                                                       ---------
Total Finland                                                             48,684
--------------------------------------------------------------------------------
France - 8.3%
CapGemini S.A.                                             5,760         354,040
Dassault Systemes S.A.                                     3,479         227,691
GFI Informatique                                           2,327          23,695
Neopost S.A.                                               1,889         265,743
Oberthur Card Systems S.A.                                 5,777          51,348
                                                                       ---------
Total France                                                             922,517
--------------------------------------------------------------------------------
Germany - 20.9%
SAP AG                                                    36,169       2,111,517
Software AG                                                  838          78,466
Wincor Nixdorf AG                                          1,554         128,181
                                                                       ---------
Total Germany                                                          2,318,164
--------------------------------------------------------------------------------
Japan - 41.3%
Canon Finetech, Inc.                                         800          13,744
Canon, Inc.                                               34,700       1,891,657
Capcom Co., Ltd.                                           2,400          55,297
CSK Holdings Corp.                                         2,000          78,077
FUJI SOFT, Inc.                                              200           4,086
Fujitsu Ltd.                                              34,000         240,038
Hitachi Information Systems Ltd.                           1,400          30,005
Hitachi Software Engineering Co., Ltd.                     1,600          30,466
Hitachi Systems & Services Ltd.                              600          11,738
Information Services International-Dentsu, Ltd.            1,000          10,233
Koei Co., Ltd.                                             3,000          57,384
Konami Corp.                                               6,600         179,611
Melco Holdings, Inc.                                         100           2,026
Mimasu Semiconductor Industry Co., Ltd.                      700          15,702
NEC Fielding Ltd.                                          2,600          30,020
NEC Mobiling Ltd.                                          1,800          28,593
Nihon Unisys Ltd.                                            600           7,408
Nomura Research Institute Ltd.                             5,600         190,375
NS Solutions Corp.                                         1,000          27,649
NSD Co., Ltd.                                                800          12,645
OBIC Business Consultants Ltd.                               500          28,909
Obic Co., Ltd.                                               140          27,120
Oracle Corp. Japan                                         8,800         401,687
Otsuka Corp.                                                 400          39,195
Ricoh Co., Ltd.                                           14,000         295,788
Seiko Epson Corp.                                          4,400         108,838
Shindengen Electric Manufacturing Co., Ltd.                2,000           8,799
Shinkawa Ltd.                                                500           9,151
Shinko Electric Industries Co., Ltd.                       1,300          28,822
Square Enix Co., Ltd.                                      3,000          99,118
Sumco Corp.                                                2,400          97,657
Sumisho Computer Systems Corp.                             1,600          31,300
TDK Corp.                                                  2,600         227,866
Tokyo Electron Ltd.                                        3,600         227,866
Trans Cosmos, Inc.                                         2,500          40,929
                                                                       ---------
Total Japan                                                            4,589,799
--------------------------------------------------------------------------------
Netherlands - 9.1%
Exact Holding N.V.                                         2,544         106,006
ICT Automatisering N.V.                                    1,789          29,996
OCE N.V.                                                   8,299         173,968
STMicroelectronics N.V.                                   42,113         706,114
                                                                       ---------
Total Netherlands                                                      1,016,084
--------------------------------------------------------------------------------
Norway - 0.6%
EDB Business Partner ASA                                   3,200          26,203
SuperOffice ASA                                            5,400          34,458
                                                                       ---------
Total Norway                                                              60,661
--------------------------------------------------------------------------------
Singapore - 0.2%
CSE Global Ltd.                                           30,000          25,868
--------------------------------------------------------------------------------
Spain - 2.4%
Indra Sistemas S.A.                                        9,887         266,733
--------------------------------------------------------------------------------
Sweden - 0.5%
Axis Communications AB                                       800          17,190
HIQ International AB                                       6,400          40,068
                                                                       ---------
Total Sweden                                                              57,258
--------------------------------------------------------------------------------
United Kingdom - 11.5%
Aero Inventory PLC                                         3,610          42,401
ARM Holdings PLC                                          26,888          84,362
Domino Printing Sciences PLC                               7,626          49,096
LogicaCMG PLC                                            137,773         424,547
Micro Focus International PLC                              8,362          50,811
Misys PLC                                                 39,920         179,741
Morse PLC                                                 20,216          36,656
Northgate Information Solution PLC                         3,243           4,675
Phoenix IT Group Ltd.                                      2,460          19,170
Psion PLC                                                  5,292          12,992
RM PLC                                                     6,613          25,801
Royalblue Group PLC                                          994          20,049
Sage Group PLC (The)                                      44,831         227,656
Xansa PLC                                                 38,446         100,847
                                                                       ---------
Total United Kingdom                                                   1,278,804
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

38  WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Technology Sector Fund

September 30, 2007

---------------------------------------------------------------------------
Investments                                          Shares    U.S. $ Value
---------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITES - 99.6%
(Cost: $10,664,330)(a)                                          $11,074,372
Cash, Foreign Currency and Other Assets in Excess
of Liabilities - 0.4%                                                44,719
                                                                -----------
NET ASSETS - 100.0%                                             $11,119,091
===========================================================================

(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  39

Schedule of Investments (unaudited)

WisdomTree International Utilities Sector Fund

September 30, 2007

----------------------------------------------------------------------------
Investments                                        Shares       U.S. $ Value
----------------------------------------------------------------------------
COMMON STOCKS - 99.3%
Australia - 0.1%
AGL Energy Ltd.                                       1,730       $   24,296
----------------------------------------------------------------------------
Austria - 1.0%
EVN AG                                                  415           53,412
Verbund (Oesterreichische
  Elektrizitatswirtschafts-AG) Class A                4,745          272,758
                                                                  ----------
Total Austria                                                        326,170
----------------------------------------------------------------------------
Finland - 2.8%
Fortum Oyj                                           24,682          903,512
----------------------------------------------------------------------------
France - 19.5%
Electricite de France                                19,649        2,072,034
Gaz de France S.A.(a)                                32,976        1,708,919
Suez S.A.                                            32,854        1,929,672
Veolia Environnement S.A.                             8,021          688,872
                                                                  ----------
Total France                                                       6,399,497
----------------------------------------------------------------------------
Germany - 12.9%
E.ON AG                                              11,583        2,135,858
MVV Energie AG                                        1,524           63,915
RWE AG                                               16,151        2,025,878
                                                                  ----------
Total Germany                                                      4,225,651
----------------------------------------------------------------------------
Hong Kong - 5.2%
China Power International Development Ltd.           76,000           39,816
China Resources Power Holdings Co.                   50,000          155,432
CLP Holdings Ltd.                                   101,500          702,915
Hong Kong & China Gas Co.(a)                        141,600          329,911
HongKong Electric Holdings Ltd.                      93,500          486,236
                                                                  ----------
Total Hong Kong                                                    1,714,310
----------------------------------------------------------------------------
Italy - 12.6%
AcegasAps SpA                                         3,950           42,159
AEM SpA                                              67,398          251,606
ASM Brescia SpA                                      42,005          258,962
Edison SpA                                          102,670          334,368
Enel SpA                                            180,747        2,040,971
Hera SpA                                             50,571          208,207
Iride SpA                                            15,673           57,507
Snam Rete Gas SpA(a)                                 90,271          560,053
Terna Rete Elettrica Nazionale SpA                  103,297          380,848
                                                                  ----------
Total Italy                                                        4,134,681
----------------------------------------------------------------------------
Japan - 9.1%
Chubu Electric Power Co., Inc.                       17,400          450,072
Chugoku Electric Power Co., Inc. (The)               13,900          282,194
Hokuriku Electric Power Co.                           5,100           99,548
Kansai Electric Power Co., Inc. (The)                23,900          545,472
Kyushu Electric Power Co., Inc.                      13,400          354,180
Okinawa Electric Power Co., Inc. (The)                  500           31,778
Osaka Gas Co., Ltd.                                  71,000          248,776
Saibu Gas Co., Ltd.                                  10,000           23,388
Shikoku Electric Power Co., Inc.                      9,400          235,787
Toho Gas Co., Ltd.                                   10,000           49,298
Tohoku Electric Power Co., Inc.                      16,200          345,790
Tokyo Gas Co., Ltd.                                  65,000          302,352
                                                                  ----------
Total Japan                                                        2,968,635
----------------------------------------------------------------------------
New Zealand - 1.5%
Contact Energy Ltd.                                  34,910          242,414
TrustPower Ltd.                                       5,849           37,566
Vector Ltd.                                         118,192          218,799
                                                                  ----------
Total New Zealand                                                    498,779
----------------------------------------------------------------------------
Norway - 0.1%
Hafslund ASA Class B                                  1,000           27,756
----------------------------------------------------------------------------
Portugal - 1.8%
Energias de Portugal S.A.                           102,442          597,320
----------------------------------------------------------------------------
Singapore - 0.1%
XP Power Ltd.                                         4,871           35,776
----------------------------------------------------------------------------
Spain - 17.2%
Enagas                                               10,385          268,501
Endesa S.A.                                          33,559        1,913,332
Gas Natural SDG S.A.                                 12,394          697,994
Iberdrola S.A.                                       30,112        1,764,339
Red Electrica de Espana, S.A.                         5,235          270,624
Sociedad General de Aguas de Barcelona S.A.
  Class A                                             5,812          220,276
Union Fenosa S.A.                                     8,603          507,620
                                                                  ----------
Total Spain                                                        5,642,686
----------------------------------------------------------------------------
United Kingdom - 15.4%
Centrica PLC                                        110,549          856,988
International Power PLC                              24,675          226,851
National Grid PLC                                    90,527        1,445,971
Northumbrian Water Group PLC                         34,046          236,356
Pennon Group PLC                                     18,353          226,966
Scottish & Southern Energy PLC                       28,846          888,005
Severn Trent PLC                                     14,548          417,915
United Utilities PLC                                 53,372          761,163
                                                                  ----------
Total United Kingdom                                               5,060,215
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $29,319,532)                                               32,559,284
============================================================================

                       See Notes to Financial Statements.

40  WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Utilities Sector Fund

September 30, 2007

--------------------------------------------------------------------------------
Investments                                             Shares      U.S. $ Value
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 5.0%
MONEY MARKET FUNDS(b) - 5.0%
UBS Enhanced Yield Portfolio, 5.38%                      523,903      $  523,903
UBS Private Money Market Fund LLC, 5.21%               1,114,117       1,114,117
                                                                      ----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $1,638,020)(c)                                                  1,638,020
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 104.3%
(Cost: $30,957,552)(d)                                                34,197,304
Liabilities in Excess of Cash, Foreign Currency and
Other Assets - (4.3)%                                                 (1,427,589)
                                                                      ----------
NET ASSETS - 100.0%                                                   $32,769,715
================================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2007 (See Note
      2).

(b)   Interest rates shown reflect yields as of September 30, 2007.

(c) At September 30, 2007, the total market value of the Fund's securities on loan was $1,558,291 and the total market value of the collateral held by the Fund was $1,638,020.

(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  41

Statements of Assets and Liabilities (unaudited)

WisdomTree International Dividend Sector Funds

September 30, 2007

--------------------------------------------------------------------------------------------------------------
                                                                                  WisdomTree       WisdomTree
                                                                                International     International
                                                                               Basic Materials   Communications
                                                                                 Sector Fund       Sector Fund
--------------------------------------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------------------------------------
Investments, at cost                                                            $ 111,438,087     $ 24,253,769
Foreign currency, at cost                                                                   -          122,905
--------------------------------------------------------------------------------------------------------------
Investments in securities, at value (including securities on loan) (Note 2)       121,448,073       28,491,754
Cash                                                                                   11,367           11,236
Foreign currency, at value                                                                  -          126,375
Receivables:
 Investment securities sold                                                         3,338,034           37,573
 Dividends and interest                                                               231,138           19,569
 Foreign tax reclaims                                                                   3,631           10,882
--------------------------------------------------------------------------------------------------------------
Total Assets                                                                      125,032,243       28,697,389
==============================================================================================================
LIABILITIES:
Due to foreign custodian                                                            3,081,955                -
Payables:
 Collateral for securities on loan (Note 2)                                        11,178,057          669,077
 Advisory fees (Note 3)                                                                48,688           12,604
 Other accrued expenses                                                                   369               95
--------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                  14,309,069          681,776
==============================================================================================================
NET ASSETS                                                                      $ 110,723,174     $ 28,015,613
==============================================================================================================
NET ASSETS:
Paid-in capital                                                                 $  99,070,652     $ 22,705,470
Undistributed net investment income                                                   599,259          807,645
Accumulated net realized gain on investments and foreign currency
 related transactions                                                               1,037,505          260,032
Net unrealized appreciation on investments and translation of assets
 and liabilities denominated in foreign currencies                                 10,015,758        4,242,466
==============================================================================================================
NET ASSETS                                                                      $ 110,723,174     $ 28,015,613
==============================================================================================================
Beneficial interest shares of $0.001 par value (unlimited number of
 shares authorized)                                                                 2,800,000          800,000
--------------------------------------------------------------------------------------------------------------
Net asset value per share                                                       $       39.54     $      35.02
==============================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                     WisdomTree
                                                                                   WisdomTree      International     WisdomTree
                                                                                  International       Consumer      International
                                                                                Consumer Cyclical   Non-Cyclical        Energy
                                                                                  Sector Fund       Sector Fund      Sector Fund
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
Investments, at cost                                                              $ 5,316,831      $ 21,592,260     $ 45,100,866
Foreign currency, at cost                                                              22,927            63,830          216,433
--------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (including securities on loan) (Note 2)         6,280,613        23,709,098       50,494,398
Cash                                                                                    3,864             9,330           41,896
Foreign currency, at value                                                             23,296            65,301          219,095
Receivables:
 Investment securities sold                                                             6,707                 -                -
 Dividends and interest                                                                23,966            74,723           46,024
 Foreign tax reclaims                                                                     411            15,754            5,177
--------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                        6,338,857        23,874,206       50,806,590
================================================================================================================================
LIABILITIES:
Due to foreign custodian                                                                    -                 -                -
Payables:
 Collateral for securities on loan (Note 2)                                                 -            54,853        1,646,738
 Advisory fees (Note 3)                                                                 2,898            11,091           22,171
 Other accrued expenses                                                                    22                84              168
--------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                       2,920            66,028        1,669,077
================================================================================================================================
NET ASSETS                                                                        $ 6,335,937      $ 23,808,178     $ 49,137,513
================================================================================================================================
NET ASSETS:
Paid-in capital                                                                   $ 5,001,029      $ 20,899,161     $ 42,390,977
Undistributed net investment income                                                   112,210           453,132          567,883
Accumulated net realized gain on investments and foreign currency
 related transactions                                                                 258,097           335,420          779,882
Net unrealized appreciation on investments and translation of assets
 and liabilities denominated in foreign currencies                                    964,601         2,120,465        5,398,771
================================================================================================================================
NET ASSETS                                                                        $ 6,335,937      $ 23,808,178     $ 49,137,513
================================================================================================================================
Beneficial interest shares of $0.001 par value (unlimited number of
 shares authorized)                                                                   200,000           800,000        1,400,000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value per share                                                         $     31.68      $      29.76     $      35.10
================================================================================================================================

                       See Notes to Financial Statements.

42  WisdomTree International Dividend Sector Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree International Dividend Sector Funds

September 30, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                 WisdomTree      WisdomTree
                                                                               International   International
                                                                                 Financial      Health Care
                                                                                Sector Fund     Sector Fund
-----------------------------------------------------------------------------------------------------------
ASSETS:
-----------------------------------------------------------------------------------------------------------
Investments, at cost                                                           $ 22,117,786    $ 22,116,073
Foreign currency, at cost                                                            50,240          45,625
-----------------------------------------------------------------------------------------------------------
Investments in securities, at value (including securities on loan) (Note 2)      23,053,212      23,071,447
Cash                                                                                  6,047          14,936
Foreign currency, at value                                                           51,661          47,211
Receivables:
 Investment securities sold                                                          43,266               -
 Dividends and interest                                                              98,044          66,099
 Foreign tax reclaims                                                                14,246          13,365
-----------------------------------------------------------------------------------------------------------
Total Assets                                                                     23,266,476      23,213,058
===========================================================================================================
LIABILITIES:
Payables:
 Collateral for securities on loan (Note 2)                                         137,035         903,541
 Advisory fees (Note 3)                                                              10,537          10,332
 Other accrued expenses                                                                  80              78
-----------------------------------------------------------------------------------------------------------
Total Liabilities                                                                   147,652         913,951
===========================================================================================================
NET ASSETS                                                                     $ 23,118,824    $ 22,299,107
===========================================================================================================
NET ASSETS:
Paid-in capital                                                                $ 21,530,574    $ 20,615,472
Undistributed net investment income                                                 523,388         537,803
Accumulated net realized gain (loss) on investments and foreign
 currency related transactions                                                      123,998         187,858
Net unrealized appreciation on investments and translation of assets
 and liabilities denominated in foreign currencies                                  940,864         957,974
===========================================================================================================
NET ASSETS                                                                     $ 23,118,824    $ 22,299,107
===========================================================================================================
Beneficial interest shares of $0.001 par value (unlimited number of
 shares authorized)                                                                 800,000         800,000
-----------------------------------------------------------------------------------------------------------
Net asset value per share                                                      $      28.90    $      27.87
===========================================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                                 WisdomTree      WisdomTree      WisdomTree
                                                                               International   International    International
                                                                                 Industrial      Technology       Utilities
                                                                                Sector Fund     Sector Fund      Sector Fund
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------------------------------------------
Investments, at cost                                                           $ 48,151,768     $10,664,330     $ 30,957,552
Foreign currency, at cost                                                            14,828          22,922           29,301
----------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (including securities on loan) (Note 2)      50,750,023      11,074,372       34,197,304
Cash                                                                                     90           4,118          152,205
Foreign currency, at value                                                           15,222          23,375           29,707
Receivables:
 Investment securities sold                                                               -               -                -
 Dividends and interest                                                              93,121          21,739           34,140
 Foreign tax reclaims                                                                12,969             728            6,771
----------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                     50,871,425      11,124,332       34,420,127
============================================================================================================================
LIABILITIES:
Payables:
 Collateral for securities on loan (Note 2)                                       3,019,020               -        1,638,020
 Advisory fees (Note 3)                                                              21,920           5,202           12,299
 Other accrued expenses                                                                 166              39               93
----------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                 3,041,106           5,241        1,650,412
============================================================================================================================
NET ASSETS                                                                     $ 47,830,319     $11,119,091     $ 32,769,715
============================================================================================================================
NET ASSETS:
Paid-in capital                                                                $ 43,884,838     $10,643,933     $ 28,164,012
Undistributed net investment income                                                 531,373          71,390          573,534
Accumulated net realized gain (loss) on investments and foreign
 currency related transactions                                                      813,536          (6,911)         791,729
Net unrealized appreciation on investments and translation of assets
 and liabilities denominated in foreign currencies                                2,600,572         410,679        3,240,440
============================================================================================================================
NET ASSETS                                                                     $ 47,830,319     $11,119,091     $ 32,769,715
============================================================================================================================
Beneficial interest shares of $0.001 par value (unlimited number of
 shares authorized)                                                               1,400,000         400,000        1,000,000
----------------------------------------------------------------------------------------------------------------------------
Net asset value per share                                                      $      34.16     $     27.80     $      32.77
============================================================================================================================

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  43

Statements of Operations (unaudited)

WisdomTree International Dividend Sector Funds

For the Six Months Ended September 30, 2007

----------------------------------------------------------------------------------------------------------
                                                                             WisdomTree       WisdomTree
                                                                           International     International
                                                                          Basic Materials   Communications
                                                                            Sector Fund       Sector Fund
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                                                 $   726,626       $  805,206
 Securities lending income (Note 2)                                                13,105           31,224
----------------------------------------------------------------------------------------------------------
Total investment income                                                           739,731          836,430
----------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                           190,018           73,096
 Service fees (Note 3)                                                                729              188
----------------------------------------------------------------------------------------------------------
Total expenses                                                                    190,747           73,284
----------------------------------------------------------------------------------------------------------
Net investment income                                                             548,984          763,146
==========================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                         (616,331)          (3,986)
 In-kind redemptions                                                            1,644,150          259,483
 Foreign currency related transactions                                              7,388            2,387
----------------------------------------------------------------------------------------------------------
Net realized gain                                                               1,035,207          257,884
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                        8,671,637        3,817,065
 Translation of assets and liabilities denominated in foreign currencies            5,189            4,074
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                            8,676,826        3,821,139
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                 9,712,033        4,079,023
==========================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $10,261,017       $4,842,169
==========================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                                WisdomTree
                                                                              WisdomTree      International    WisdomTree
                                                                            International        Consumer     International
                                                                          Consumer Cyclical    Non-Cyclical      Energy
                                                                             Sector Fund       Sector Fund     Sector Fund
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                                                   $ 107,066        $  371,676      $  547,048
 Securities lending income (Note 2)                                                     -             7,885          17,081
---------------------------------------------------------------------------------------------------------------------------
Total investment income                                                           107,066           379,561         564,129
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                            18,258            67,304          98,258
 Service fees (Note 3)                                                                 45               168             329
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                     18,303            67,472          98,587
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                              88,763           312,089         465,542
===========================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                          (17,276)          (10,899)          7,355
 In-kind redemptions                                                              263,281           339,782         760,937
 Foreign currency related transactions                                              4,141               827           3,481
---------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 250,146           329,710         771,773
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                          (92,080)          581,830       4,324,908
 Translation of assets and liabilities denominated in foreign currencies              273             1,950           3,417
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                              (91,807)          583,780       4,328,325
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                   158,339           913,490       5,100,098
===========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $ 247,102        $1,225,579      $5,565,640
===========================================================================================================================

(1)   Net of foreign withholding tax of $42,251, $92,282, $10,504, $34,263 and
      $49,597, respectively.

                       See Notes to Financial Statements.

44  WisdomTree International Dividend Sector Funds

Statements of Operations (unaudited) (concluded)

WisdomTree International Dividend Sector Funds

For the Six Months Ended September 30, 2007

--------------------------------------------------------------------------------------------------------
                                                                              WisdomTree      WisdomTree
                                                                            International   International
                                                                              Financial      Health Care
                                                                             Sector Fund     Sector Fund
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                                                 $ 532,355      $   447,018
 Securities lending income (Note 2)                                              10,133           34,945
--------------------------------------------------------------------------------------------------------
Total investment income                                                         542,488          481,963
--------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                          66,724           63,318
 Service fees (Note 3)                                                              162              157
--------------------------------------------------------------------------------------------------------
Total expenses                                                                   66,886           63,475
--------------------------------------------------------------------------------------------------------
Net investment income                                                           475,602          418,488
========================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                        (90,660)        (219,740)
 In-kind redemptions                                                            163,402          395,500
 Foreign currency related transactions                                            3,220            1,739
--------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                         75,962          177,499
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                        241,438          166,240
 Translation of assets and liabilities denominated in foreign currencies          4,752            1,025
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                           246,190          167,265
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                 322,152          344,764
========================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $ 797,754      $   763,252
========================================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                              WisdomTree      WisdomTree     WisdomTree
                                                                            International   International   International
                                                                              Industrial      Technology      Utilities
                                                                             Sector Fund     Sector Fund     Sector Fund
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends(1)                                                                $  548,733       $  80,677      $  549,339
 Securities lending income (Note 2)                                              12,652               -          14,577
-----------------------------------------------------------------------------------------------------------------------
Total investment income                                                         561,385          80,677         563,916
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Advisory fees (Note 3)                                                         116,274          23,551          72,211
 Service fees (Note 3)                                                              335              79             183
-----------------------------------------------------------------------------------------------------------------------
Total expenses                                                                  116,609          23,630          72,394
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                                           444,776          57,047         491,522
=======================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
 Investment transactions                                                       (109,478)        (76,391)        (16,411)
 In-kind redemptions                                                            885,015          69,210         805,442
 Foreign currency related transactions                                           (1,827)            (22)           (145)
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                        773,710          (7,203)        788,886
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
 Investment transactions                                                      1,143,401         180,480       1,305,310
 Translation of assets and liabilities denominated in foreign currencies          1,796             450            (248)
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                         1,145,197         180,930       1,305,062
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                               1,918,907         173,727       2,093,948
=======================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $2,363,683       $ 230,774      $2,585,470
=======================================================================================================================

(1)   Net of foreign withholding tax of $60,711, $60,365, $58,799, $7,332 and
      $63,089, respectively.

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  45

Statements of Changes in Net Assets

WisdomTree International Dividend Sector Funds

-----------------------------------------------------------------------------------------
                                                              WisdomTree International
                                                            Basic Materials Sector Fund
-----------------------------------------------------------------------------------------
                                                           For the
                                                        Six Months Ended   For the Period
                                                          September 30,  October 13, 2006*
                                                              2007            through
                                                           (unaudited)      March 31,2007
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                   $     548,984         $   50,006
 Net realized gain on investments and foreign
  currency related transactions                              1,035,207              2,567
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                         8,676,826          1,338,932
-----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        10,261,017          1,391,505
=========================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                               -                  -
 Capital gains                                                       -                  -
-----------------------------------------------------------------------------------------
Total dividends and distributions                                    -                  -
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                          108,581,000          5,014,128
 Cost of shares redeemed                                   (14,524,576)                 -
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                 94,056,424          5,014,128
=========================================================================================
Net Increase in Net Assets                                 104,317,441          6,405,633
=========================================================================================
NET ASSETS:
Beginning of period                                      $   6,405,733         $      100
End of period                                            $ 110,723,174         $6,405,733
=========================================================================================
Undistributed net investment income included in
 net assets at end of period                             $     599,259         $   50,275
=========================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                       200,004                  -
 Shares created                                              3,000,000            200,004
 Shares redeemed                                              (400,004)                 -
-----------------------------------------------------------------------------------------
 Shares outstanding, end of period                           2,800,000            200,004
=========================================================================================

-----------------------------------------------------------------------------------------------------------------------------
                                                              WisdomTree International            WisdomTree International
                                                             Communications Sector Fund        Consumer Cyclical Sector Fund
-----------------------------------------------------------------------------------------------------------------------------
                                                             For the                               For the
                                                        Six Months Ended     For the Period   Six Months Ended  For the Period
                                                          September 30,    October 13, 2006*    September 30,  October 13, 2006*
                                                              2007              through             2007           through
                                                           (unaudited)       March 31, 2007      (unaudited)    March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:                                                                                                        $   30,725
 Net investment income                                    $    763,146        $    80,088       $      88,763
 Net realized gain on investments and foreign                                                                           8,623
  currency related transactions                                257,884              2,884             250,146
 Net change in unrealized appreciation
  (depreciation) on investments and translation
  of assets and liabilities denominated in
  foreign currencies                                         3,821,139            421,327             (91,807)      1,056,408
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         4,842,169            504,299             247,102       1,095,756
=============================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                               -            (36,267)                  -          (7,824)
 Capital gains                                                       -                (58)                  -            (126)
-----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                    -            (36,325)                  -          (7,950)
=============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                            6,332,147         22,705,492           6,514,367       5,001,056
 Cost of shares redeemed                                    (6,332,269)                 -          (6,514,494)              -
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                       (122)        22,705,492                (127)      5,001,056
=============================================================================================================================
Net Increase in Net Assets                                   4,842,047         23,173,466             246,975       6,088,862
=============================================================================================================================
NET ASSETS:
Beginning of period                                       $ 23,173,566        $       100       $   6,088,962      $      100
End of period                                             $ 28,015,613        $23,173,566       $   6,335,937      $6,088,962
=============================================================================================================================
Undistributed net investment income included in
 net assets at end of period                              $    807,645        $    44,499       $     112,210      $   23,447
=============================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                       800,004                  -             200,004               -
 Shares created                                                200,000            800,004             200,000         200,004
 Shares redeemed                                              (200,004)                 -            (200,004)              -
-----------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                             800,000            800,004             200,000         200,004
=============================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.
46  WisdomTree International Dividend Sector Funds

WisdomTree International Dividend Sector Funds

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                             WisdomTree International
                                                        Consumer Non-Cyclical Sector Fund
-----------------------------------------------------------------------------------------
                                                            For the
                                                        Six Months Ended   For the Period
                                                          September 30,  October 13, 2006*
                                                              2007            through
                                                           (unaudited)     March 31, 2007
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                    $    312,089        $   152,805
 Net realized gain on investments and foreign
  currency related transactions                                329,710              7,308
 Net change in unrealized appreciation on
  investments and translation of assets and
  liabilities denominated in foreign currencies                583,780          1,536,685
-----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         1,225,579          1,696,798
=========================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                               -            (13,272)
 Capital gains                                                       -                (88)
-----------------------------------------------------------------------------------------
Total dividends and distributions                                    -            (13,360)
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                            5,814,900         20,899,179
 Cost of shares redeemed                                    (5,815,018)                 -
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                       (118)        20,899,179
=========================================================================================
Net Increase in Net Assets                                   1,225,461         22,582,617
=========================================================================================
NET ASSETS:
Beginning of period                                       $ 22,582,717        $       100
End of period                                             $ 23,808,178        $22,582,717
=========================================================================================
Undistributed net investment income included in
 net assets at end of period                              $    453,132        $   141,043
=========================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                       800,004                  -
 Shares created                                                200,000            800,004
 Shares redeemed                                              (200,004)                 -
-----------------------------------------------------------------------------------------
 Shares outstanding, end of period                             800,000            800,004
=========================================================================================

------------------------------------------------------------------------------------------------------------------------------
                                                              WisdomTree International           WisdomTree International
                                                                 Energy Sector Fund               Financial Sector Fund
------------------------------------------------------------------------------------------------------------------------------
                                                             For the                                For the
                                                        Six Months Ended     For the Period    Six Months Ended  For the Period
                                                          September 30,    October 13, 2006*     September 30,  October 13, 2006*
                                                              2007              through              2007           through
                                                           (unaudited)       March 31, 2007       (unaudited)    March 31, 2007
------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                    $    465,542        $   129,950        $    475,602     $     57,944
 Net realized gain on investments and foreign
  currency related transactions                                771,773              7,724              75,962           65,963
 Net change in unrealized appreciation on
  investments and translation of assets and
  liabilities denominated in foreign currencies              4,328,325          1,070,446             246,190          694,674
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         5,565,640          1,208,120             797,754          818,581
==============================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                               -            (27,224)                  -          (10,644)
 Capital gains                                                       -                  -                   -              (14)
------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                    -            (27,224)                  -          (10,658)
==============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                           27,212,718         21,659,004           5,885,784       27,077,940
 Cost of shares redeemed                                    (6,480,845)                 -          (5,885,903)      (5,564,774)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                 20,731,873         21,659,004                (119)      21,513,166
==============================================================================================================================
Net Increase in Net Assets                                  26,297,513         22,839,900             797,635       22,321,089
==============================================================================================================================
NET ASSETS:
Beginning of period                                       $ 22,840,000        $       100        $ 22,321,189     $        100
End of period                                             $ 49,137,513        $22,840,000        $ 23,118,824     $ 22,321,189
==============================================================================================================================
Undistributed net investment income included in
 net assets at end of period                              $    567,883        $   102,341        $    523,388     $     47,786
==============================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                       800,004                  -             800,004                -
 Shares created                                                800,000            800,004             200,000        1,000,004
 Shares redeemed                                              (200,004)                 -            (200,004)        (200,000)
------------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                           1,400,000            800,004             800,000          800,004
==============================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  47

WisdomTree International Dividend Sector Funds

-----------------------------------------------------------------------------------------
                                                              WisdomTree International
                                                              Health Care Sector Fund
-----------------------------------------------------------------------------------------
                                                            For the
                                                        Six Months Ended    For the Period
                                                          September 30,   October 13, 2006*
                                                              2007             through
                                                           (unaudited)      March 31, 2007
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                    $    418,488        $   131,016
 Net realized gain (loss) on investments and
  foreign currency related transactions                        177,499              8,730
 Net change in unrealized appreciation on
  investments and translation of assets and
  liabilities denominated in foreign currencies                167,265            790,709
-----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations           763,252            930,455
=========================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                               -            (10,072)
 Capital gains                                                       -                  -
-----------------------------------------------------------------------------------------
Total dividends and distributions                                    -            (10,072)
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                            5,416,302         20,615,484
 Cost of shares redeemed                                    (5,416,414)                 -
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                       (112)        20,615,484
=========================================================================================
Net Increase in Net Assets                                     763,140         21,535,867
=========================================================================================
NET ASSETS:
Beginning of period                                       $ 21,535,967        $       100
End of period                                             $ 22,299,107        $21,535,967
=========================================================================================
Undistributed net investment income included in
 net assets at end of period                              $    537,803        $   119,315
=========================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                       800,004                  -
 Shares created                                                200,000            800,004
 Shares redeemed                                              (200,004)                 -
-----------------------------------------------------------------------------------------
 Shares outstanding, end of period                             800,000            800,004
=========================================================================================

-----------------------------------------------------------------------------------------------------------------------------
                                                              WisdomTree International           WisdomTree International
                                                               Industrial Sector Fund             Technology Sector Fund
-----------------------------------------------------------------------------------------------------------------------------
                                                             For the                             For the
                                                        Six Months Ended     For the Period  Six Months Ended  For the Period
                                                          September 30,    October 13, 2006*   September 30,  October 13, 2006*
                                                              2007              through            2007            through
                                                           (unaudited)       March 31, 2007     (unaudited)    March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                    $    444,776        $    90,402        $     57,047      $   21,023
 Net realized gain (loss) on investments and
  foreign currency related transactions                        773,710             40,739              (7,203)            152
 Net change in unrealized appreciation on
  investments and translation of assets and
  liabilities denominated in foreign currencies              1,145,197          1,455,375             180,930         229,749
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         2,363,683          1,586,516             230,774         250,924
=============================================================================================================================
DIVIDENDS AND DISTRIBUTIONS:
 Net investment income                                               -             (4,624)                  -          (6,540)
 Capital gains                                                       -                (94)                  -               -
-----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                    -             (4,718)                  -          (6,540)
=============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                           27,471,373         23,327,752          11,130,405       5,001,914
 Cost of shares redeemed                                    (6,914,387)                 -          (5,488,486)              -
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                 20,556,986         23,327,752           5,641,919       5,001,914
=============================================================================================================================
Net Increase in Net Assets                                  22,920,669         24,909,550           5,872,693       5,246,298
=============================================================================================================================
NET ASSETS:
Beginning of period                                       $ 24,909,650        $       100        $  5,246,398      $      100
End of period                                             $ 47,830,319        $24,909,650        $ 11,119,091      $5,246,398
=============================================================================================================================
Undistributed net investment income included in
 net assets at end of period                              $    531,373        $    86,597        $     71,390      $   14,343
=============================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                       800,004                  -             200,004               -
 Shares created                                                800,000            800,004             400,000         200,004
 Shares redeemed                                              (200,004)                 -            (200,004)              -
-----------------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                           1,400,000            800,004             400,000         200,004
=============================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

48  WisdomTree International Dividend Sector Funds

Statements of Changes in Net Assets  (concluded)

WisdomTree International Dividend Sector Funds

----------------------------------------------------------------------------------------------------------------------
                                                                                         WisdomTree International
                                                                                           Utilities Sector Fund
----------------------------------------------------------------------------------------------------------------------
                                                                                         For the
                                                                                    Six Months Ended    For the Period
                                                                                      September 30,    October 13, 2006*
                                                                                          2007              through
                                                                                       (unaudited)      March 31, 2007
----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                                                  $    491,522       $   110,908
 Net realized gain on investments and foreign currency related transactions                  788,886             2,515
 Net change in unrealized appreciation on investments and translation of assets and        1,305,062         1,935,378
  liabilities denominated in foreign currencies
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                       2,585,470         2,048,801
======================================================================================================================
DIVIDENDS:
 Net investment income                                                                             -           (28,568)
----------------------------------------------------------------------------------------------------------------------
Total dividends                                                                                    -           (28,568)
======================================================================================================================
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                                                         12,643,550        21,748,118
 Cost of shares redeemed                                                                  (6,227,720)              (36)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                       6,415,830        21,748,082
======================================================================================================================
Net Increase in Net Assets                                                                 9,001,300        23,768,315
======================================================================================================================
NET ASSETS:
Beginning of period                                                                     $ 23,768,415       $       100
End of period                                                                           $ 32,769,715       $23,768,415
======================================================================================================================
Undistributed net investment income included in net assets at end of period             $    573,534       $    82,012
======================================================================================================================
SHARES CREATED AND REDEEMED:
 Shares outstanding, beginning of period                                                     800,004                 -
 Shares created                                                                              400,000           800,004
 Shares redeemed                                                                            (200,004)                -
----------------------------------------------------------------------------------------------------------------------
 Shares outstanding, end of period                                                         1,000,000           800,004
======================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  49

Financial Highlights

WisdomTree International Dividend Sector Funds

September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

------------------------------------------------------------------------------------------------
                                                              For the         For the Period
                                                         Six Months Ended    October 13, 2006(1)
                                                        September 30, 2007        through
WisdomTree International Basic Materials Sector Fund        (unaudited)       March 31, 2007
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 32.03             $ 25.46
------------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                       0.31                0.25
 Net realized and unrealized gain                               7.20                6.32
------------------------------------------------------------------------------------------------
Total from investment operations                                7.51                6.57
------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 39.54             $ 32.03
===============================================================================================
TOTAL RETURN(3)                                                23.45%              25.81%
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                   $110,723            $  6,406
Ratio to average net assets of:
 Expenses, net of expense reimbursements                        0.58%(4)            0.58%(4)
 Expenses, prior to expense reimbursements                      0.58%(4)            0.88%(4)
 Net investment income                                          1.68%(4)            1.89%(4)
------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                        11%                  0%(6)
===============================================================================================

-----------------------------------------------------------------------------------------------
                                                             For the         For the Period
                                                        Six Months Ended    October 13, 2006(1)
                                                       September 30, 2007        through
WisdomTree International Communications Sector Fund        (unaudited)       March 31, 2007
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 28.97             $ 25.38
-----------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                      0.95                 0.16
 Net realized and unrealized gain                              5.10                 3.61
-----------------------------------------------------------------------------------------------
Total from investment operations                               6.05                 3.77
-----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                            -                (0.18)
 Capital gains                                                    -                (0.00)(7)
-----------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                 -                (0.18)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 35.02             $ 28.97
===============================================================================================
TOTAL RETURN(3)                                               20.88%               14.87%
-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                  $ 28,016             $ 23,174
Ratio to average net assets of:
 Expenses, net of expense reimbursements                       0.58%(4)             0.58%(4)
 Expenses, prior to expense reimbursements                     0.58%(4)             0.72%(4)
 Net investment income                                         6.06%(4)             1.43%(4)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                        1%                   0%(6)
===============================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note
      3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount represents less than 1%.

(7)   Amount is less than $0.005.

                       See Notes to Financial Statements.

50  WisdomTree International Dividend Sector Funds

WisdomTree International Dividend Sector Funds

September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

--------------------------------------------------------------------------------------------------
                                                                For the         For the Period
                                                           Six Months Ended    October 13, 2006(1)
                                                          September 30, 2007        through
WisdomTree International Consumer Cyclical Sector Fund        (unaudited)       March 31, 2007
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 30.44             $ 25.27
--------------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                         0.44                0.15
 Net realized and unrealized gain                                 0.80                5.06
--------------------------------------------------------------------------------------------------
Total from investment operations                                  1.24                5.21
--------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                               -               (0.04)
 Capital gains                                                       -               (0.00)(6)
--------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                    -               (0.04)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 31.68             $ 30.44
==================================================================================================
TOTAL RETURN(3)                                                   4.07%              20.63%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $  6,336            $  6,089
Ratio to average net assets of:
 Expenses, net of expense reimbursements                          0.58%(4)            0.58%(4)
 Expenses, prior to expense reimbursements                        0.58%(4)            0.89%(4)
 Net investment income                                            2.82%(4)            1.18%(4)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                          12%                  3%
==================================================================================================

------------------------------------------------------------------------------------------------------
                                                                    For the         For the Period
                                                               Six Months Ended    October 13, 2006(1)
                                                              September 30, 2007        through
WisdomTree International Consumer Non-Cyclical Sector Fund        (unaudited)       March 31, 2007
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 28.23              $ 24.89
------------------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                             0.39                 0.25
 Net realized and unrealized gain                                     1.14                 3.11
------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.53                 3.36
------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                                   -                (0.02)
 Capital gains                                                           -                (0.00)(6)
------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                        -                (0.02)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 29.76              $ 28.23
======================================================================================================
TOTAL RETURN(3)                                                       5.42%               13.49%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                         $ 23,808             $ 22,583
Ratio to average net assets of:
 Expenses, net of expense reimbursements                              0.58%(4)             0.58%(4)
 Expenses, prior to expense reimbursements                            0.58%(4)             0.69%(4)
 Net investment income                                                2.69%(4)             2.08%(4)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               2%                   2%
======================================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note
      3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount is less than $0.005.

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  51

WisdomTree International Dividend Sector Funds

September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

---------------------------------------------------------------------------------------
                                                     For the         For the Period
                                                Six Months Ended    October 13, 2006(1)
                                               September 30, 2007        through
WisdomTree International Energy Sector Fund        (unaudited)       March 31, 2007
---------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 28.55             $ 25.44
---------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                              0.44                0.22
 Net realized and unrealized gain                      6.11                2.92
---------------------------------------------------------------------------------------
Total from investment operations                       6.55                3.14
---------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                    -               (0.03)
---------------------------------------------------------------------------------------
Total dividends to shareholders                           -               (0.03)
---------------------------------------------------------------------------------------
Net asset value, end of period                      $ 35.10             $ 28.55
=======================================================================================
TOTAL RETURN(3)                                       22.94%              12.36%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)          $ 49,138            $ 22,840
Ratio to average net assets of:
 Expenses, net of expense reimbursements               0.58%(4)            0.58%(4)
 Expenses, prior to expense reimbursements             0.58%(4)            0.69%(4)
 Net investment income                                 2.75%(4)            1.82%(4)
---------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                0%(6)               1%
=======================================================================================

---------------------------------------------------------------------------------------------
                                                           For the         For the Period
                                                      Six Months Ended    October 13, 2006(1)
                                                     September 30, 2007        through
WisdomTree International Financial Sector Fund           (unaudited)       March 31, 2007
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 27.90              $ 25.34
---------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                    0.59                 0.19
 Net realized and unrealized gain                            0.41                 2.42
---------------------------------------------------------------------------------------------
Total from investment operations                             1.00                 2.61
---------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                          -                (0.05)
 Capital gains                                                  -                (0.00)(7)
---------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders               -                (0.05)
---------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 28.90              $ 27.90
=============================================================================================
TOTAL RETURN(3)                                              3.58%               10.32%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                $ 23,119             $ 22,321
Ratio to average net assets of:
 Expenses, net of expense reimbursements                     0.58%(4)             0.58%(4)
 Expenses, prior to expense reimbursements                   0.58%(4)             0.86%(4)
 Net investment income                                       4.13%(4)             1.98%(4)
---------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      8%                   5%
=============================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note
      3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount represents less than 1%.

(7)   Amount is less than $0.005.

                       See Notes to Financial Statements.

52  WisdomTree International Dividend Sector Funds

WisdomTree International Dividend Sector Funds

September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

--------------------------------------------------------------------------------------------
                                                          For the         For the Period
                                                     Six Months Ended    October 13, 2006(1)
                                                    September 30, 2007        through
WisdomTree International Health Care Sector Fund        (unaudited)       March 31, 2007
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 26.92             $ 24.93
--------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                   0.52                0.22
 Net realized and unrealized gain                           0.43                1.78
--------------------------------------------------------------------------------------------
Total from investment operations                            0.95                2.00
--------------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                         -               (0.01)
--------------------------------------------------------------------------------------------
Total dividends to shareholders                                -               (0.01)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 27.87             $ 26.92
============================================================================================
TOTAL RETURN(3)                                             3.53%               8.03%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)               $ 22,299            $ 21,536
Ratio to average net assets of:
 Expenses, net of expense reimbursements                    0.58%(4)            0.58%(4)
 Expenses, prior to expense reimbursements                  0.58%(4)            0.69%(4)
 Net investment income                                      3.83%(4)            1.81%(4)
--------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                     2%                  3%
============================================================================================

---------------------------------------------------------------------------------------------
                                                           For the         For the Period
                                                      Six Months Ended    October 13, 2006(1)
                                                     September 30, 2007        through
WisdomTree International Industrial Sector Fund          (unaudited)       March 31, 2007
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 31.14             $ 25.39
---------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                    0.38                0.23
 Net realized and unrealized gain                            2.64                5.54
---------------------------------------------------------------------------------------------
Total from investment operations                             3.02                5.77
---------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
 Net investment income                                          -               (0.02)
 Capital gains                                                  -               (0.00)(6)
---------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders               -               (0.02)
---------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 34.16             $ 31.14
=============================================================================================
TOTAL RETURN(3)                                              9.70%              22.75%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                $ 47,830            $ 24,910
Ratio to average net assets of:
 Expenses, net of expense reimbursements                     0.58%(4)            0.58%(4)
 Expenses, prior to expense reimbursements                   0.58%(4)            0.76%(4)
 Net investment income                                       2.22%(4)            1.98%(4)
---------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                      8%                  1%
=============================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note
      3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(6)   Amount is less than $0.005.

                       See Notes to Financial Statements.

                              WisdomTree International Dividend Sector Funds  53

Financial Highlights (concluded)

WisdomTree International Dividend Sector Funds

September 30, 2007

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

-------------------------------------------------------------------------------------------
                                                         For the         For the Period
                                                    Six Months Ended    October 13, 2006(1)
                                                   September 30, 2007        through
WisdomTree International Technology Sector Fund        (unaudited)       March 31, 2007
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 26.23             $ 25.13
-------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                  0.20                0.11
 Net realized and unrealized gain                          1.37                1.02
-------------------------------------------------------------------------------------------
Total from investment operations                           1.57                1.13
-------------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                        -               (0.03)
-------------------------------------------------------------------------------------------
Total dividends to shareholders                               -               (0.03)
-------------------------------------------------------------------------------------------
Net asset value, end of period                          $ 27.80             $ 26.23
===========================================================================================
TOTAL RETURN(3)                                            5.99%               4.51%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)              $ 11,119            $  5,246
Ratio to average net assets of:
 Expenses, net of expense reimbursements                   0.58%(4)            0.58%(4)
 Expenses, prior to expense reimbursements                 0.58%(4)            0.91%(4)
 Net investment income                                     1.40%(4)            0.87%(4)
-------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                    6%                  2%
===========================================================================================

------------------------------------------------------------------------------------------
                                                        For the         For the Period
                                                   Six Months Ended    October 13, 2006(1)
                                                  September 30, 2007        through
WisdomTree International Utilities Sector Fund        (unaudited)       March 31, 2007
------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 29.71             $ 24.96
------------------------------------------------------------------------------------------
Investment operations:
 Net investment income(2)                                 0.59                0.18
 Net realized and unrealized gain                         2.47                4.61
------------------------------------------------------------------------------------------
Total from investment operations                          3.06                4.79
------------------------------------------------------------------------------------------
Dividends to shareholders:
 Net investment income                                       -               (0.04)
------------------------------------------------------------------------------------------
Total dividends to shareholders                              -               (0.04)
------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 32.77             $ 29.71
==========================================================================================
TOTAL RETURN(3)                                          10.30%              19.18%
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)             $ 32,770            $ 23,768
Ratio to average net assets of:
 Expenses, net of expense reimbursements                  0.58%(4)            0.58%(4)
 Expenses, prior to expense reimbursements                0.58%(4)            0.68%(4)
 Net investment income                                    3.95%(4)            1.38%(4)
------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                  11%                  1%
==========================================================================================

(1)   Commencement of investment operations.

(2)   Based on average shares outstanding.

(3) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note
      3).

(4)   Annualized.

(5) Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

54  WisdomTree International Dividend Sector Funds

Notes to Financial Statements (unaudited)


1. ORGANIZATION

WisdomTree Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2007, the Trust offered 38 investment funds (each a "Fund", collectively, the "Funds"). Each Fund is considered to be non-diversified. The Funds commenced operations on June 16, 2006, with the exception of the international dividend sector funds, domestic earnings funds, International Real Estate Fund and Emerging Markets High-Yielding Equity Fund that commenced operations on October 13, 2006, February 23, 2007, June 5, 2007 and July 13, 2007, respectively.

These financial statements relate only to the WisdomTree International Basic Materials Sector Fund ("International Basic Materials Sector Fund"), WisdomTree International Communications Sector Fund ("International Communications Sector Fund"), WisdomTree International Consumer Cyclical Sector Fund ("International Consumer Cyclical Sector Fund"), WisdomTree International Consumer Non-Cyclical Sector Fund ("International Consumer Non-Cyclical Sector Fund"), WisdomTree International Energy Sector Fund ("International Energy Sector Fund"), WisdomTree International Financial Sector Fund ("International Financial Sector Fund"), WisdomTree International Health Care Sector Fund ("International Health Care Sector Fund"), WisdomTree International Industrial Sector Fund ("International Industrial Sector Fund"), WisdomTree International Technology Sector Fund ("International Technology Sector Fund") and WisdomTree International Utilities Sector Fund ("International Utilities Sector Fund"), together the "International Dividend Sector Funds."

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments, Inc. ("Wisdom Tree Investments"). Each Index consists of dividend paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. "WisdomTree" and "WisdomTree Investments" are service marks of WisdomTree Investments licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP"), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - The Net Asset Value ("NAV") of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

                              WisdomTree International Dividend Sector Funds  55

(d) Investment Income - Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

(e) Expenses/Reimbursements - WisdomTree Asset Management ("WTAM") has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM. Pursuant to a separate contractual arrangement, WTAM has paid the expenses described in (iii), (iv) and (v) through July 31, 2007.

(f) Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

(g) Tax Information and Dividends and Distributions to Shareholders - It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended ("the Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

The Funds adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes. This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expenses on the Statements of Operations. Management has evaluated the application of FIN 48 to the Funds, and has determined that there is no impact resulting from the adoption of this interpretation on the Funds' financial statements.

(h) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

56  WisdomTree International Dividend Sector Funds

3. ADVISER FEES AND TRANSACTIONS

Adviser Fees - WTAM provides investment management services to each Fund pursuant to an Investment Advisory Agreement between the Trust and WTAM. As compensation for services rendered, facilities furnished, and expenses borne by WTAM, each Fund pays WTAM a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund.

------------------------------------------------------------
Fund                                                Fee Rate
------------------------------------------------------------
International Basic Materials Sector Fund               0.58%
------------------------------------------------------------
International Communications Sector Fund                0.58%
------------------------------------------------------------
International Consumer Cyclical Sector Fund             0.58%
------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund         0.58%
------------------------------------------------------------
International Energy Sector Fund                        0.58%
------------------------------------------------------------
International Financial Sector Fund                     0.58%
------------------------------------------------------------
International Health Care Sector Fund                   0.58%
------------------------------------------------------------
International Industrial Sector Fund                    0.58%
------------------------------------------------------------
International Technology Sector Fund                    0.58%
------------------------------------------------------------
International Utilities Sector Fund                     0.58%
------------------------------------------------------------

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the six months ended September 30, 2007, there were no transactions in affiliated ETFs.

Pursuant to a separate contractual arrangement, effective August 1, 2007, WTAM has arranged for the provision of chief compliance officer ("CCO") services to the Trust, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a fee paid by each Fund of up to 0.0044% of the Fund's average daily net assets.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2007, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2007 were as follows:

-------------------------------------------------------------------------------
Fund                                                   Purchases       Sales
-------------------------------------------------------------------------------
International Basic Materials Sector Fund             $ 7,550,127    $7,087,809
-------------------------------------------------------------------------------
International Communications Sector Fund                1,838,535       220,631
-------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund               780,062     1,176,761
-------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund         1,105,886       443,212
-------------------------------------------------------------------------------
International Energy Sector Fund                        1,154,555        60,752
-------------------------------------------------------------------------------
International Financial Sector Fund                     1,749,083     1,938,671
-------------------------------------------------------------------------------
International Health Care Sector Fund                   1,041,669       529,331
-------------------------------------------------------------------------------
International Industrial Sector Fund                    3,652,257     3,109,817
-------------------------------------------------------------------------------
International Technology Sector Fund                      537,617       499,611
-------------------------------------------------------------------------------
International Utilities Sector Fund                     3,472,414     2,776,627
-------------------------------------------------------------------------------

                              WisdomTree International Dividend Sector Funds  57

Notes to Financial Statements (unaudited) (concluded)

For the six months ended September 30, 2007, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

---------------------------------------------------------------------------------
Fund                                                    Purchases     Redemptions
---------------------------------------------------------------------------------
International Basic Materials Sector Fund             $ 101,196,137    $7,431,283
---------------------------------------------------------------------------------
International Communications Sector Fund                  2,238,942     3,230,050
---------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund               1,156,230       691,712
---------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund           2,008,667     2,339,692
---------------------------------------------------------------------------------
International Energy Sector Fund                         22,763,137     2,796,691
---------------------------------------------------------------------------------
International Financial Sector Fund                       1,890,442     1,338,958
---------------------------------------------------------------------------------
International Health Care Sector Fund                     2,546,593     2,664,438
---------------------------------------------------------------------------------
International Industrial Sector Fund                     25,370,370     4,866,118
---------------------------------------------------------------------------------
International Technology Sector Fund                      6,180,110       528,805
---------------------------------------------------------------------------------
International Utilities Sector Fund                      10,229,809     4,108,436
---------------------------------------------------------------------------------

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes, as indicated below:

-----------------------------------------------------------------------------------------------------------------------
                                                                   Gross Unrealized   Gross Unrealized   Net Unrealized
Fund                                                  Tax Cost       Appreciation       Depreciation      Appreciation
-----------------------------------------------------------------------------------------------------------------------
International Basic Materials Sector Fund             $11,438,087       $11,346,620       $ (1,336,634)     $10,009,986
-----------------------------------------------------------------------------------------------------------------------
International Communications Sector Fund               24,253,769         4,632,963           (394,978)       4,237,985
-----------------------------------------------------------------------------------------------------------------------
International Consumer Cyclical Sector Fund             5,316,831         1,158,160           (194,378)         963,782
-----------------------------------------------------------------------------------------------------------------------
International Consumer Non-Cyclical Sector Fund        21,592,260         2,702,250           (585,412)       2,116,838
-----------------------------------------------------------------------------------------------------------------------
International Energy Sector Fund                       45,100,866         5,631,114           (237,582)       5,393,532
-----------------------------------------------------------------------------------------------------------------------
International Financial Sector Fund                    22,117,786         1,722,912           (787,486)         935,426
-----------------------------------------------------------------------------------------------------------------------
International Health Care Sector Fund                  22,116,073         1,864,288           (908,914)         955,374
-----------------------------------------------------------------------------------------------------------------------
International Industrial Sector Fund                   48,151,768         4,334,174         (1,735,919)       2,598,255
-----------------------------------------------------------------------------------------------------------------------
International Technology Sector Fund                   10,664,330           736,199           (326,157)         410,042
-----------------------------------------------------------------------------------------------------------------------
International Utilities Sector Fund                    30,957,552         3,425,914           (186,162)       3,239,752
-----------------------------------------------------------------------------------------------------------------------

7. NEW ACCOUNTING PRONOUNCEMENTS

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for the fiscal period.

8. SUBSEQUENT EVENT

Effective October 30, 2007, the Trust launched the WisdomTree Emerging Markets SmallCap Dividend Fund (DGS). The Fund has an expense ratio of 0.63%.

58  WisdomTree International Dividend Sector Funds

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund's market price but not in its NAV (or vice versa).

------------------------------------------------------------------------------------------------------------------------------
                                                                              Market Price Above or      Market Price Below
                                                                            Equal to Net Asset Value      Net Asset Value
------------------------------------------------------------------------------------------------------------------------------
                                                               Basis Point    Number   Percentage of    Number   Percentage of
                                                              Differential   of Days     Total Days    of Days    Total Days
------------------------------------------------------------------------------------------------------------------------------
WisdomTree International Basic Materials Sector Fund
April 1, 2007 - September 30, 2007                                0 - 24.9      14          11.11%         9          7.14%
                                                             -----------------------------------------------------------------
                                                                 25 - 49.9      18          14.29%         5          3.97%
                                                             -----------------------------------------------------------------
                                                                 50 - 74.9      25          19.84%         8          6.35%
                                                             -----------------------------------------------------------------
                                                                75 - 100.0      18          14.29%         1          0.79%
                                                             -----------------------------------------------------------------
                                                                    >100.0      20          15.87%         8          6.35%
                                                             -----------------------------------------------------------------
                                                                     Total      95          75.40%        31         24.60%
==============================================================================================================================
WisdomTree International Communications Sector Fund
April 1, 2007 - September 30, 2007                                0 - 24.9      12           9.53%         8          6.35%
                                                             -----------------------------------------------------------------
                                                                 25 - 49.9      21          16.67%         6          4.76%
                                                             -----------------------------------------------------------------
                                                                 50 - 74.9      27          21.43%         3          2.38%
                                                             -----------------------------------------------------------------
                                                                75 - 100.0      23          18.25%         1          0.79%
                                                             -----------------------------------------------------------------
                                                                    >100.0      20          15.87%         5          3.97%
                                                             -----------------------------------------------------------------
                                                                     Total     103          81.75%        23         18.25%
==============================================================================================================================
WisdomTree International Consumer Cyclical Sector Fund
April 1, 2007 - September 30, 2007                                0 - 24.9      35          27.78%        21         16.67%
                                                             -----------------------------------------------------------------
                                                                 25 - 49.9      22          17.46%         9          7.14%
                                                             -----------------------------------------------------------------
                                                                 50 - 74.9      10           7.94%         7          5.56%
                                                             -----------------------------------------------------------------
                                                                75 - 100.0       4           3.17%         6          4.76%
                                                             -----------------------------------------------------------------
                                                                    >100.0       4           3.17%         8          6.35%
                                                             -----------------------------------------------------------------
                                                                     Total      75          59.52%        51         40.48%
==============================================================================================================================
WisdomTree International Consumer Non-Cyclical Sector Fund
April 1, 2007 - September 30, 2007                                0 - 24.9      21          16.67%         9          7.15%
                                                             -----------------------------------------------------------------
                                                                 25 - 49.9      17          13.49%         4          3.17%
                                                             -----------------------------------------------------------------
                                                                 50 - 74.9      29          23.02%         4          3.17%
                                                             -----------------------------------------------------------------
                                                                75 - 100.0      19          15.08%         2          1.59%
                                                             -----------------------------------------------------------------
                                                                    >100.0      17          13.49%         4          3.17%
                                                             -----------------------------------------------------------------
                                                                     Total     103          81.75%        23         18.25%
==============================================================================================================================
WisdomTree International Energy Sector Funds
April 1, 2007 - September 30, 2007                                0 - 24.9      11           8.73%        13         10.32%
                                                             -----------------------------------------------------------------
                                                                 25 - 49.9      15          11.90%         6          4.77%
                                                             -----------------------------------------------------------------
                                                                 50 - 74.9      13          10.32%         4          3.17%
                                                             -----------------------------------------------------------------
                                                                75 - 100.0      17          13.49%         4          3.17%
                                                             -----------------------------------------------------------------
                                                                    >100.0      38          30.16%         5          3.97%
                                                             -----------------------------------------------------------------
                                                                     Total      94          74.60%        32         25.40%
==============================================================================================================================

                               WisdomTree International Dividend Sector Funds 59

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

--------------------------------------------------------------------------------------------------------------------
                                                                    Market Price Above or      Market Price Below
                                                                  Equal to Net Asset Value      Net Asset Value
--------------------------------------------------------------------------------------------------------------------
                                                     Basis Point    Number   Percentage of    Number   Percentage of
                                                    Differential   of Days     Total Days    of Days    Total Days
--------------------------------------------------------------------------------------------------------------------
WisdomTree International Financial Sector Fund
April 1, 2007 - September 30, 2007                      0 - 24.9      12          9.53%          6          4.77%
                                                   -----------------------------------------------------------------
                                                       25 - 49.9      15         11.90%          4          3.17%
                                                   -----------------------------------------------------------------
                                                       50 - 74.9      33         26.19%          4          3.17%
                                                   -----------------------------------------------------------------
                                                      75 - 100.0      19         15.08%          3          2.38%
                                                   -----------------------------------------------------------------
                                                          >100.0      21         16.67%          9          7.14%
                                                   -----------------------------------------------------------------
                                                           Total     100         79.37%         26         20.63%
====================================================================================================================
WisdomTree International Health Care Sector Fund
April 1, 2007 - September 30, 2007                      0 - 24.9      13         10.32%          4          3.17%
                                                   -----------------------------------------------------------------
                                                       25 - 49.9      18         14.29%          6          4.76%
                                                   -----------------------------------------------------------------
                                                       50 - 74.9      36         28.57%          3          2.38%
                                                   -----------------------------------------------------------------
                                                      75 - 100.0      16         12.70%          6          4.76%
                                                   -----------------------------------------------------------------
                                                          >100.0      24         19.05%          0          0.00%
                                                   -----------------------------------------------------------------
                                                           Total     107         84.93%         19         15.07%
====================================================================================================================
WisdomTree International Industrial Sector Fund
April 1, 2007 - September 30, 2007                      0 - 24.9      10          7.94%          8          6.35%
                                                   -----------------------------------------------------------------
                                                       25 - 49.9      23         18.25%          6          4.76%
                                                   -----------------------------------------------------------------
                                                       50 - 74.9      34         26.98%          2          1.59%
                                                   -----------------------------------------------------------------
                                                      75 - 100.0      14         11.11%          5          3.97%
                                                   -----------------------------------------------------------------
                                                          >100.0      17         13.49%          7          5.56%
                                                   -----------------------------------------------------------------
                                                           Total      98         77.77%         28         22.23%
====================================================================================================================
WisdomTree International Technology Sector Fund
April 1, 2007 - September 30, 2007                      0 - 24.9      12          9.52%          8          6.35%
                                                   -----------------------------------------------------------------
                                                       25 - 49.9      22         17.46%          2          1.59%
                                                   -----------------------------------------------------------------
                                                       50 - 74.9      17         13.49%          5          3.97%
                                                   -----------------------------------------------------------------
                                                      75 - 100.0      22         17.46%          5          3.97%
                                                   -----------------------------------------------------------------
                                                          >100.0      27         21.43%          6          4.76%
                                                   -----------------------------------------------------------------
                                                           Total     100         79.36%         26         20.64%
====================================================================================================================
WisdomTree International Utilities Sector Fund
April 1, 2007 - September 30, 2007                      0 - 24.9       7          5.56%         10          7.94%
                                                   -----------------------------------------------------------------
                                                       25 - 49.9      19         15.07%          3          2.38%
                                                   -----------------------------------------------------------------
                                                       50 - 74.9      22         17.46%          7          5.56%
                                                   -----------------------------------------------------------------
                                                      75 - 100.0      24         19.05%          3          2.38%
                                                   -----------------------------------------------------------------
                                                          >100.0      22         17.46%          9          7.14%
                                                   -----------------------------------------------------------------
                                                           Total      94         74.60%         32         25.40%
====================================================================================================================

60  WisdomTree International Dividend Sector Funds

General Information (unaudited)


Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund's portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2007, is available without charge, upon request, (i) by calling 1-866-909-WISE; (ii) on the Trust's website at www.wisdomtree.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and are available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund's portfolio holdings is available daily at www.wisdomtree.com.

The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.






                              WisdomTree International Dividend Sector Funds  61

The WisdomTree Trust



Investment Adviser
WisdomTree Asset Management, Inc.
48 Wall Street, Suite 1100
New York, NY 10005

Investment Sub-Adviser
BNY Investment Advisors
1633 Broadway
New York, NY 10019

Administrator, Custodian & Transfer Agent
The Bank of New York
101 Barclay Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

The WisdomTree Family of Funds



The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of September 30, 2007:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)
WisdomTree High-Yielding Equity Fund (DHS)
WisdomTree Large Cap Dividend Fund (DLN)
WisdomTree Dividend Top 100 Fund (DTN)
WisdomTree MidCap Dividend Fund (DON)
WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)
WisdomTree DEFA High-Yielding Equity Fund (DTH)
WisdomTree Europe Total Dividend Fund (DEB)
WisdomTree Europe High-Yielding Equity Fund (DEW)
WisdomTree Europe SmallCap Dividend Fund (DFE)
WisdomTree Japan Total Dividend Fund (DXJ)
WisdomTree Japan High-Yielding Equity Fund (DNL)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
WisdomTree Pacific ex-Japan Total Dividend Fund (DND)
WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)
WisdomTree International LargeCap Dividend Fund (DOL)
WisdomTree International Dividend Top 100 Fund (DOO)
WisdomTree International MidCap Dividend Fund (DIM)
WisdomTree International SmallCap Dividend Fund (DLS)
WisdomTree International Real Estate Fund (DRW)
WisdomTree Emerging Markets High-Yielding Equity Fund (DEM)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Material Sector Fund (DBN)
WisdomTree International Communications Sector Fund (DGG)
WisdomTree International Consumer Cyclical Sector Fund (DPC)
WisdomTree International Consumer Non-Cyclical Sector Fund (DPN)
WisdomTree International Energy Sector Fund (DKA)
WisdomTree International Financial Sector Fund (DRF)
WisdomTree International Health Care Sector Fund (DBR)
WisdomTree International Industrial Sector Fund (DDI)
WisdomTree International Technology Sector Fund (DBT)
WisdomTree International Utilities Sector Fund (DBU)

WisdomTree Domestic Earnings Funds

WisdomTree Total Earnings Fund (EXT)
WisdomTree Earnings 500 Fund (EPS)
WisdomTree MidCap Earnings Fund (EZM)
WisdomTree SmallCap Earnings Fund (EES)
WisdomTree Earnings Top 100 Fund (EEZ)
WisdomTree Low P/E Fund (EZY)

The WisdomTree Funds are exchange traded funds ("ETFs") registered with the United States Securities and Exchange Commission ("SEC") as series of WisdomTree Trust ("Trust"). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds' distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE
(9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance dose not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

In addition to the normal risks associated with investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Fund focusing on a single country, sector, and/or funds that emphasize investments in smaller companies may experience greater price volatility. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Transactions in fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the funds only in large amounts of 50,000 shares or more.

[LOGO]
WISDOMTREE
    Fundamental ETFs

48 Wall Street, Suite 1100
New York, NY 10005
1.866.909.WISE (9473)
www.wisdomtree.com

WisdomTree International Dividend Sector ETFs

WisdomTree International Basic Materials Sector Fund
WisdomTree International Communications Sector Fund
WisdomTree International Consumer Cyclical Sector Fund
WisdomTree International Consumer Non-Cyclical Sector Fund
WisdomTree International Energy Sector Fund
WisdomTree International Financial Sector Fund
WisdomTree International Health Care Sector Fund
WisdomTree International Industrial Sector Fund
WisdomTree International Technology Sector Fund
WisdomTree International Utilities Sector Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.








WIS000887 (11/2008)

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6. Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust


By:    /s/ Jonathan L. Steinberg
       -----------------------------------
Name:  Jonathan L. Steinberg

Title: President

Date:  November 29, 2007



By:    /s/ Bruce Lavine
       -----------------------------------
Name:  Bruce Lavine

Title: Treasurer

Date:  November 29, 2007


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Jonathan L. Steinberg
       -----------------------------------
Name:  Jonathan L. Steinberg

Title: President

Date:  November 29, 2007


By:    /s/ Bruce Lavine
       -----------------------------------
Name:  Bruce Lavine

Title: Treasurer

Date:  November 29, 2007